INCOME ELITESM VARIABLE ANNUITY

Issued Through

SEPARATE ACCOUNT VA B*

By

TRANSAMERICA LIFE INSURANCE COMPANY

Prospectus

May 1, 2013

This flexible premium deferred annuity policy has many investment choices. There is a separate account that currently provides a means of investing in various underlying fund portfolios. There is also a fixed account, which offers interest at rates that are guaranteed by Transamerica Life Insurance Company. You can choose any combination of these investment choices. You bear the entire investment risk for all amounts you put in the separate account.

This prospectus and the underlying fund prospectuses give you important information about the policies and the underlying fund portfolios. Please read them carefully before you invest and keep them for future reference.

If you would like more information about the Income EliteSM Variable Annuity, you can obtain a free copy of the Statement of Additional Information (SAI) dated May 1, 2013. Please call us at (800) 525-6205 or write us at: Transamerica Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001. A registration statement, including the SAI, has been filed with the Securities and Exchange Commission (SEC) and the SAI is incorporated herein by reference. More information about the variable annuity can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may obtain information about the operation of the public reference room by calling the SEC at 1-800-732-0330. The SEC also maintains a web site (http://www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information. The table of contents of the SAI is included at the end of this prospectus.

*Prior to May 1, 2013, the policies were issued through Separate Account VA M. On April 30, 2013, Separate Account VA M was consolidated with Separate Account VA B (see, “Separate Account Consolidation” for more information).

The Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT INSURED BY FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK

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The subaccounts available under this policy invest in underlying funds of the Portfolio companies listed below:

TRANSAMERICA SERIES TRUST

For a complete list of the available subaccounts, please refer to “Appendix - Portfolios Associated with the Subaccounts”. For more information on the underlying funds, please refer to the prospectus for the underlying fund.

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TABLE OF CONTENTS continued

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION	67
APPENDIX
PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS	68
APPENDIX
CONDENSED FINANCIAL INFORMATION	72
APPENDIX
EXCESS INTEREST ADJUSTMENT EXAMPLES	77

APPENDIX
DEATH BENEFIT	82
APPENDIX
ADJUSTED PARTIAL SURRENDERS - GUARANTEED LIFETIME WITHDRAWAL BENEFIT RIDERS	84
APPENDIX
HYPOTHETICAL EXAMPLE OF THE WITHDRAWAL BASE CALCULATION - RETIREMENT INCOME MAXSM RIDER	89

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GLOSSARY OF TERMS

Accumulation Unit — An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Adjusted Policy Value — The policy value increased or decreased by any excess interest adjustment.

Administrative Office — Transamerica Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001, (800) 525-6205.

Annuitant — The person on whose life any annuity payments involving life contingencies will be based.

Annuity Commencement Date — The date upon which annuity payments are to commence.

Annuity Payment Option — A method of receiving a stream of annuity payments selected by the owner.

Cash Value — The adjusted policy value less any rider fees (imposed upon surrender).

Excess Interest Adjustment — A positive or negative adjustment to amounts surrendered (both partial or full surrenders and transfers) or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by the Company since the date any payment was received by, or an amount was transferred to, the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon full surrender or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

Fixed Account — One or more investment choices under the policy that are part of the Company’s general assets and are not in the separate account.

Free Amount — The amount that can be withdrawn each year without incurring any excess interest adjustments.

Guaranteed Lifetime Withdrawal Benefit — Any optional benefit under the policy that provides a guaranteed minimum withdrawal benefit, including the Retirement Income MaxSM Rider.

Guaranteed Period Options — The various guaranteed interest rate periods of the fixed account which the Company may offer and into which premium payments may be paid or amounts transferred.

Owner (You, Your) — The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and before the annuity commencement date is the person designated as the owner in the information that we require to issue a policy.

Policy Date — The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.

Policy Value — On or before the annuity commencement date, the policy value is equal to the owner’s:

•	premium payments; minus
•	gross partial surrenders (partial surrenders plus or minus excess interest adjustments); plus
•	interest credited in the fixed account; plus
•	accumulated gains in the separate account; minus
•	accumulated losses in the separate account; minus
•	service charges, rider fees, premium taxes, transfer fees, and other charges, if any.

Policy Year — A policy year begins on the policy date and on each anniversary thereof.

Separate Account — Separate Account VA B, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.

Separate Account Value — The portion of the policy value that is invested in the separate account.

Subaccount — A subdivision within the separate account, the assets of which are invested in a specified underlying fund portfolio.

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Written Notice — Written notice, signed by the owner, that gives the Company the information it requires and is received in good order at the Administrative Office. For some transactions, the

Company may accept an electronic notice such as telephone instructions. Such electronic notice must meet the requirements for good order that the Company establishes for such notices.

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SUMMARY

The sections in this summary correspond to sections in this prospectus, which discuss the topics in more detail.

THE ANNUITY POLICY

The flexible premium deferred variable annuity policy offered by Transamerica Life Insurance Company (the Company, we, us, or our) provides a way for you to invest on a tax-deferred basis in the following investment choices: various subaccounts of the separate account and the fixed account of the Company. The policy is intended to accumulate money for retirement or other long-term investment purposes.

This policy currently offers subaccounts that are listed in the “Appendix – Portfolios Associated with the Subaccounts” in this prospectus. Each subaccount invests exclusively in shares of one of the underlying fund portfolios. The policy value may depend on the investment experience of the selected subaccounts. Therefore, you bear the entire investment risk with respect to all policy value in any subaccount. You could lose the amount that you invest.

The fixed account offers an interest rate that the Company guarantees.

The policy, like all deferred annuity policies, has two phases: the “accumulation phase” and the “income phase.” During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you take them out of the policy. The income phase occurs when you annuitize and begin receiving regular annuity payments from your policy. The money you can accumulate during the accumulation phase will largely determine the payments you receive during the income phase.

PURCHASE

The initial premium payment for nonqualified policies must be at least $5,000 or more, and at least $1,000 for qualified policies, under most circumstances. You must obtain prior Company approval to purchase a policy with an amount less than the stated minimum. You can generally add as little as $50 at any time during the accumulation phase.

INVESTMENT CHOICES

You can allocate your premium payments to one of several underlying fund portfolios listed in the “Appendix – Portfolios Associated with the Subaccounts” in this prospectus and described in the underlying fund prospectuses. Depending upon their investment performance, you can make or lose money in any of the subaccounts.

You can also allocate your premium payments to the fixed account.

We currently allow you to transfer money between any of the investment choices during the accumulation phase. We reserve the right to impose a $10 fee for each transfer in excess of 12 transfers per policy year and to impose restrictions and limitations on transfers.

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EXPENSES

Note: The following section on expenses and the Annuity Policy Fee Table and expense examples only apply to policies issued on or after the date of this prospectus.

No deductions are made from premium payments at the time you buy the policy so that the full amount of each premium payment is invested in one or more of your investment choices. If you select the Life with Emergency CashSM annuity payment option, then you can surrender your policy after annuity payments have begun. A surrender charge of up to 4% of policy value will apply during the first four years after the annuity commencement date.

Full surrenders, partial surrenders, and transfers from a guaranteed period option of the fixed account may also be subject to an excess interest adjustment, which may increase or decrease the amount you receive. This adjustment may also apply to amounts applied to an annuity payment option from a guaranteed period option of the fixed account prior to the end of the guaranteed period option.

We deduct daily mortality and expense risk fees and administrative charges from the assets in each subaccount during the accumulation phase, at an annual rate (as a percentage of the subaccount’s value) that depends on the death benefit option that you select, as follows:

•	0.45% if you do not choose an optional guaranteed minimum death benefit
•	0.60% if you choose the Return of Premium Death Benefit

During the accumulation phase, we deduct an annual service charge of no more than $35 from the policy value on each policy anniversary and at the time of surrender. The charge is waived if either the policy value or the sum of all premium payments, minus all partial surrenders, is at least $50,000.

Upon full surrender, payment of a death benefit, or when annuity payments begin, we will deduct state premium taxes, if applicable. State premium taxes currently range from 0% to 3.50%, depending on the state.

If you elect the Initial Payment Guarantee feature when you annuitize, then there is a daily fee (during the income phase) currently equal to an annual rate of 1.25% of the daily net asset value in the subaccounts.

If you elect the Retirement Income MaxSM Rider, there is an annual rider fee which is currently 1.25% on an annual basis of the withdrawal base which is charged quarterly during the accumulation phase.

The value of the net assets of the subaccounts will reflect the management fee and other expenses incurred by the underlying fund portfolios.

ACCESS TO YOUR MONEY

You can generally take out $500 or more anytime during the accumulation phase (except under certain qualified policies).

You may have to pay income tax and a tax penalty on any money you take out.

If you have policy value in the fixed account, you may take out any cumulative interest credited free of excess interest adjustments.

Access to amounts held in qualified policies may be restricted or prohibited by law or regulation or the terms of the policy.

Surrenders are not generally permitted during the income phase unless you elect the Life with Emergency CashSM annuity payment option.

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Partial surrenders will reduce your policy value. Depending on its amount and timing, a partial surrender may considerably reduce or eliminate some of the benefits and guarantees provided by your Policy. You should carefully consider whether a partial surrender under a particular circumstance will have a negative impact to your benefits or guarantees. The impact of partial and full surrenders (generally) on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.

ANNUITY PAYMENTS

(THE INCOME PHASE)

The policy allows you to receive income under one of several annuity payment options. You may choose from fixed payment options, variable payment options, or a combination of both. If you select a variable payment option, then the dollar amount of your annuity payments may go up or down. However, the Initial Payment Guarantee is available for an extra fee and it guarantees a minimum amount for each variable annuity payment.

DEATH BENEFIT

If the sole annuitant dies before the income phase begins, then the beneficiary will generally receive a death benefit. If the owner is not the annuitant, then no death benefit is paid if the owner dies; however required distribution rules require that the policy value be distributed upon the death of any owner.

Naming different persons as owner and annuitant can affect to whom and whether amounts will be paid. Use care when naming owners, annuitants and beneficiaries, and consult your agent if you have questions.

When you purchase a policy you may generally choose an optional guaranteed minimum death benefit:

•	Return of Premium Death Benefit

Charges are lower if you do not choose an optional guaranteed minimum death benefit. The guarantee of the death benefit is based on the claims-paying ability of Transamerica.

After the policy is issued, a guaranteed minimum death benefit cannot be added, and the death benefit cannot be changed.

The death benefit is paid first to a surviving owner, if any; it is paid only to the beneficiary if there is no surviving owner.

TAXES

Earnings, if any, are generally not taxed until taken out. If you take money out of a nonqualified policy during the accumulation phase, earnings come out first for federal tax purposes, and are taxed as ordinary income. For nonqualified and certain qualified policies, payments during the income phase may be considered partly a return of your original investment so that part of each payment may not be taxable as income. For qualified policies, payments during the income phase are, in many cases, considered as all taxable income. If you are younger than 59 1⁄2 when you take money out, you may incur a 10% federal penalty tax on the taxable earnings.

ADDITIONAL FEATURES

This policy has additional features that might interest you. These features may not be available for all policies, may vary for certain policies, may not each be available in combination with other optional benefits under the policy, and may not be suitable for your particular situation.

These features include, but are not limited to, the following:

•	You can arrange to have money automatically sent to you monthly, quarterly, semi-annually or annually while your policy is in the accumulation phase. This feature is referred to as

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the “Systematic Payout Option” (“SPO”). Amounts you receive may be included in your gross income, and in certain circumstances, may be subject to penalty taxes.

•	You can elect an optional feature at the time of annuitization that guarantees your variable annuity payments will never be less than a percentage of the initial variable annuity payment. This feature is called the “Initial Payment Guarantee” (“IPG”). There is an extra charge for this feature. The guarantee under the Initial Payment Guarantee is based on the claims-paying ability of Transamerica.
•	Under certain medically related circumstances, you may surrender all or a portion of the policy value without any excess interest adjustment. This feature is called the “Nursing Care and Terminal Condition Withdrawal Option.”
•	Under certain unemployment circumstances, you may surrender all or a portion of the policy value free of any excess interest adjustments. This feature is called the “Unemployment Waiver.”
•	You may generally make transfers and/or change the allocation of additional premium payments by telephone. We may restrict or eliminate this feature.
•	You can arrange to automatically transfer money (at least $500 per transfer) monthly or quarterly from certain investment choices into one or more subaccounts. This feature is known as “Dollar Cost Averaging.”
•	We will, upon your request, automatically transfer amounts among the subaccounts on a regular basis to maintain a desired allocation of the policy value among the various subaccounts. This feature is called “Asset Rebalancing.”
•	You may elect to purchase an optional rider which provides you with a guaranteed lifetime withdrawal benefit. This feature is called the “Retirement Income MaxSM Rider.” If you elect the Retirement Income MaxSM Rider, you must allocate 100% of your policy value to one or more

“designated investment option(s).” (See “Appendix - Designated Investment Options”.) You may lose the benefit of this rider if you take “excess” withdrawals. There is an extra charge for this rider. The guaranteed lifetime withdrawal benefit is based on the claims-paying ability of Transamerica.

OTHER INFORMATION

Right to Cancel Period. You may return your policy for a refund, but only if you return it within a prescribed period, which is generally 10 days (after you receive the policy), or whatever longer time may be required by state law. The amount of the refund will generally be the premiums paid plus or minus accumulated gains or losses in the separate account; if state law requires, we will refund your original premium payment(s). The policy will then be deemed void.

No Probate. Usually, the person receiving the death benefit under this policy will not have to go through probate. State laws vary on how the amount that may be paid is treated for estate tax purposes.

Who should purchase the Policy? This policy is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes; and for persons who have maximized their use of other retirement savings methods, such as 401(k) plans. The tax-deferred feature is most attractive to people in high federal and state tax brackets. The tax deferral features of variable annuities are unnecessary when purchased to fund a qualified plan. You should not buy this policy if you are looking for a short-term investment, market timing, or if you cannot take the risk of losing money that you put in.

There are various fees and charges associated with variable annuities. You should consider whether the features and benefits of this policy, unique to variable

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annuities, such as the opportunity for lifetime income payments, a guaranteed death benefit, the guaranteed level of certain charges, and additional features, make this policy appropriate for your needs.

State Variations. Policies issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. These differences include, among other things, free look rights, issue age limitations, and the general availability of riders. This prospectus describes the material rights and obligations of a policy owner, and the maximum fees and charges for all policy features and benefits are set forth in the fee table of this prospectus. See your policy for specific variations because any such state variations will be included in your policy or in riders or endorsements attached to your policy. See your agent or contact us for specific information that is applicable to your state.

Financial Information. Prior to May 1, 2013, the policies were issued through Separate Account VA M. On April 30, 2013, Separate Account VA M was consolidated with Separate Account VA B (see, “Separate Account Consolidation” for more information). Financial Statements for the Company, the Separate Account VA B, and Separate Account VA M are in the SAI. Condensed financial information for the subaccounts (those in operation by year end December 31, 2012) are in “Appendix - Condensed Financial Information “ to this prospectus and the SAI.

INQUIRIES

If you need more information or want to make a transaction, please contact us at:

Transamerica Life Insurance Company

Administrative Office

Attention: Customer Care Group

4333 Edgewood Road NE

Cedar Rapids, IA 52499-0001

(800) 525-6205

You may check your policy at www.transamericaannuities.com. Follow the logon procedures. We cannot guarantee that you will be able to access this site.

You should protect your logon information, because on-line (or telephone) options may be available and could be made by anyone who knows your logon information. We may not be able to verify that the person providing instructions using your logon information is you or someone authorized by you.

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ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES

The following describes the fees and expenses that you will pay when buying, owning, and surrendering the policy. Please be certain to review the notes following the fee table and expense examples for further information about the fees and charges presented. The order of the notes follows the order in which the fees and charges under the policy are presented in the fee tables and the expense examples.

The fee table applies only to the accumulation phase and reflects the maximum charges unless otherwise noted. During the income phase the fees may be different than those described in the Fee Table. See EXPENSES.

The first section describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment choices. State premium taxes may also be deducted. Excess interest adjustments may be made to amounts surrendered or applied to annuity payment options from cash value from the fixed account. (All fees are maximum for purchases made while this prospectus is effective unless otherwise noted.)

Policy Owner Transaction Expenses:
Sales Load On Purchase Payments	0%
Maximum Surrender Charge (as a % of premium payments surrendered)	0%
Transfer Fee	$0 - $10
Special Service Fee	$0 - $25

The next section describes the fees and expenses that you will pay periodically during the time that you own the policy, not including portfolio fees and expenses. (All fees are maximum for purchases made while this prospectus is effective unless otherwise noted.)

Annual Service Charge	$0 - $35 per policy

Separate Account Annual Expenses (as a percentage, annually, of average separate account value):
Base Separate Account Expenses:
Mortality and Expense Risk Fee	0.30%
Administrative Charge	0.15%
Total Base Separate Account Annual Expenses	0.45%

Optional Separate Account Expenses: (You may only elect one of the guaranteed minimum death benefits listed below)
Return of Premium Death Benefit	0.15%
Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses	0.60%

Optional Guaranteed Lifetime Withdrawal Benefit Rider Fees:
Retirement Income MaxSM Rider (annual charge - a % of withdrawal base):
Base Benefit (Maximum)	2.00%
Base Benefit (Current)	1.25%

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The next section shows the lowest and highest total operating expenses charged by the underlying fund portfolios for the year ended December 31, 2012 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in future years. More detail concerning each portfolio’s fees and expenses is contained in the prospectus for each portfolio.

Total Portfolio Annual Operating Expenses (Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses):
Lowest Gross	0.67%
Highest Gross	1.59%

The following Example is intended to help you compare the cost of investing in the policy with the cost of investing in other variable annuity policies. These costs include policy owner transaction expenses, policy fees, separate account annual expenses, and portfolio fees and expenses.

The Example assumes that you invest $10,000 in the policy for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the highest fees and expenses of any of the portfolios for the year ended December 31, 2012, and the base policy with the combination of available optional features or riders with the highest fees and expenses, including the Return of Premium Death Benefit, and Retirement Income MaxSM Rider options. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Examples:

If the policy is surrendered at the end of the applicable time period:

1 Year	$357
3 Years	$1101
5 Years	$1886
10 Years	$4047

If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy:

1 Year	$357
3 Years	$1101
5 Years	$1886
10 Years	$4047

Please remember that the Example is an illustration and does not represent past or future expenses. Your actual expenses may be lower or higher than those reflected in the Example. Similarly, your rate of return may be more or less than the 5% assumed in the Example.

For information concerning compensation paid for the sale of the policies, see OTHER INFORMATION - Distributor of the Policies.

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NOTES TO FEE TABLE AND EXPENSE EXAMPLES

Policy Owner Transaction Expenses:

Maximum Surrender Charge: If you select the Life with Emergency CashSM annuity payment option, you will be subject to a surrender charge after the annuity commencement date. See EXPENSES.

Transfer Fee: The transfer fee, if any is imposed, applies to each policy, regardless of how policy value is allocated among the investment choices. There is no fee for the first 12 transfers per policy year. For additional transfers, the Company may charge a fee of $10 per transfer.

Special Service Fees: We may deduct a charge for special services, including overnight delivery, duplicate policies; non-sufficient checks on new business; duplicate 1099 and 5498 tax forms; duplicate disclosure documents and semi-annual reports; check copies; printing and mailing previously submitted forms; and asset verification requests from mortgage companies. In addition, we may consider as special services customer initiated changes, modifications and transactions which are submitted in such a manner as to require the Company to incur additional processing costs.

Annual Service Charge:

Annual Service Charge: The annual service charge is assessed on each policy anniversary and at surrender. The charge is waived if your policy value, or the sum of your premiums less all partial surrenders, is at least $50,000.

Separate Account Annual Expenses:

Mortality and Expense Risk Fee: The mortality and expense risk fee shown is for the accumulation phase with the base death benefit.

Optional Separate Account Expenses: Any optional separate account expense is in addition to the mortality and expense risk and administrative fees.

Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses: This reflects the base separate account expenses and the Return of Premium Death Benefit fee, but does not include any annual optional rider fees. The death benefits are mutually exclusive.

Optional Guaranteed Lifetime Withdrawal Benefit Rider Fees:

Optional Rider Fees: In some cases, riders to the policy are available that provide optional benefits. There are additional fees (each year) for those riders.

Retirement Income MaxSM Rider: The fee is a percentage of the Withdrawal Base. The Withdrawal Base on the rider date is the policy value. During any rider year, the Withdrawal Base is equal to the Withdrawal Base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent Withdrawal Base adjustments.

Retirement Income MaxSM Rider Fees: After the first rider anniversary, the base benefit rider fees can increase when there is an automatic step-up. The Withdrawal Base on the rider date is the policy value. This fee reflects the maximum fee increase resulting from an automatic step-up of the Withdrawal Base while the rider is in effect.

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Total Portfolio Annual Operating Expenses:

Total Portfolio Annual Operating Expenses: The fee table information relating to the underlying fund portfolios was provided to the Company by the underlying fund portfolios, their investment advisers or managers, and the Company has not and cannot independently verify the accuracy or completeness of such information. Actual future expenses of the portfolios may be greater or less than those shown in the Table. “Gross” expense figures do not reflect any fee waivers or expense reimbursements. Actual expenses may have been lower than those shown in the Table.

Expense Examples:

Expense Examples: The Example does not reflect premium tax charges, special service fees, or transfer fees. Different fees and expenses not reflected in the Example may be assessed during the income phase of the policy.

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THE ANNUITY POLICY

This prospectus describes the Income EliteSM Variable Annuity policy offered by the Company. This prospectus generally describes policies issued on or after the date of this prospectus. Policies issued before that date may have different features (such as different death benefits or annuity payment options) and different charges.

An annuity is a contract between you, the owner, and an insurance company (in this case the Company), where the insurance company promises to pay you an income in the form of annuity payments. These payments begin on a designated date, referred to as the annuity commencement date. Until the annuity commencement date, your annuity is in the accumulation phase and the earnings (if any) are tax deferred. Tax deferral means you generally are not taxed until you take money out of your annuity. After you annuitize, your annuity switches to the income phase.

The policy is a flexible premium deferred variable annuity. You can use the policy to accumulate funds for retirement or other long-term financial planning purposes. Your individual investment and your rights are determined primarily by your own policy.

The policy is a “flexible premium” annuity because after you purchase it, you can generally make additional investments of $50 or more until the annuity commencement date. You are not required to make any additional investments.

The policy is a “variable” annuity because the value of your investments can go up or down based on the performance of your investment choices. If you invest in the separate account, the amount of money you are able to accumulate in your policy during the accumulation phase depends upon the performance of your investment choices. You could lose the amount you allocate to the separate account. The amount of annuity payments you receive during the income phase from the separate account also depends upon the investment performance of your investment choices for the income phase. However, if you annuitize under the Initial Payment Guarantee feature, then you will receive stabilized annuity payments that will never be less than a percentage of your initial variable annuity payment. There is an extra charge for this feature.

The policy also contains a fixed account. The fixed account offers interest at rates that we guarantee will not decrease during the selected guaranteed period. There may be different interest rates for each different guaranteed period that you select.

Do not purchase this policy if you plan to use it, or any of its riders, for resale, speculation, arbitrage, viatication, or any other type of collective investment scheme. Your contract is not intended or designed to be traded on any stock exchange or secondary market. By purchasing this contract, you represent and warrant that you are not using the contract, or any of its riders for resale, speculation, arbitrage, viatication, or any other type of collective investment scheme.

PURCHASE

Policy Issue Requirements

The Company will not issue a policy unless:

•	the Company receives in good order (See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order) all information needed to issue the policy;
•	the Company receives in good order (at our Administrative Office) a minimum initial premium payment; and
•	the annuitant, owner, and any joint owner are age 90 or younger (the limit may be lower for qualified policies).

We reserve the right to reject any application or premium payment.

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Premium Payments

You should make checks for premium payments payable only to Transamerica Life Insurance Company and send them to the Administrative Office. Your check must be honored in order for us to pay any associated payments and benefits due under the policy.

We do not accept cash. We reserve the right to not accept third party checks. A third party check is a check that is made payable to one person who endorses it and offers it as payment to a second person. Checks should normally be payable to Transamerica Life Insurance Company, however, in some circumstances, at our discretion we may accept third party checks that are from a rollover or transfer from other financial institutions. Any third party checks not accepted by our company will be returned.

We reserve the right to reject or accept any form of payment. Any unacceptable forms of payment will be returned.

Initial Premium Requirements

The initial premium payment for nonqualified policies must be at least $5,000, and at least $1,000 for qualified policies. You must obtain prior company approval to purchase a policy with an amount less than the stated minimum. There is generally no minimum initial premium payment for policies issued under section 403(b) of the Internal Revenue Code; however, your premium must be received within 90 days of the policy date or your policy will be canceled. We will credit your initial premium payment to your policy within two business days after the day we receive it and your complete policy information in good order. If we are unable to credit your initial premium payment, we will contact you within five business days and explain why. We will also return your initial premium payment at that time unless you let us keep it and credit it as soon as possible.

The date on which we credit your initial premium payment to your policy is generally the policy date. The policy date is used to determine policy years, policy months and policy anniversaries.

There may be delays in our receipt of applications that are outside of our control (for example, because of the failure of the selling broker/dealer or sales agent to forward the application to us promptly, or because of delays in determining whether the policy is suitable for you). Any such delays will affect when your policy can be issued and your premium allocated among your investment choices.

Additional Premium Payments

You are not required to make any additional premium payments. However, you can generally make additional premium payments as often as you like during the accumulation phase. Additional premium payments must be at least $50. We will credit additional premium payments to your policy as of the business day we receive your premium and required information in good order at our Administrative Office. Additional premium payments must be received before the close of a regular business session of the New York Stock Exchange (usually 4:00 p.m. Eastern time) to get same-day pricing of the additional premium payment.

Maximum Total Premium Payments

For issue ages 0-80, we reserve the right to reject cumulative premium payments over $1,000,000 (this includes subsequent premium payments) for policies with the same owner or same annuitant issued by us or an affiliate. For issue ages over 80, we reserve the right to reject cumulative premium payments over

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$500,000 (this includes subsequent premium payments) for policies with the same owner or same annuitant issued by us or an affiliate.

Allocation of Premium Payments

When you purchase a policy, we will allocate your premium payment to the investment choices you select. Your allocation must be in whole percentages and must total 100%. We will allocate additional premium payments the same way, unless you request a different allocation.

If you allocate premium payments to the Dollar Cost Averaging program, you must give us instructions regarding the subaccount(s) to which transfers are to be made or we cannot accept your premium payment.

You may change allocations for future additional premium payments by sending written instructions to our Administrative Office, or by telephone, subject to the limitations described under ADDITIONAL FEATURES - Telephone Transactions. The allocation change will apply to premium payments received on or after the date we receive the change request in good order.

You could lose the amount you allocate to the variable subaccounts.

The Company reserves the right to restrict or refuse any premium payment.

Policy Value

You should expect your policy value to change from valuation period to valuation period. A valuation period begins at the close of regular trading on the New York Stock Exchange on each business day and ends at the close of regular trading on the next succeeding business day. A business day is each day that the New York Stock Exchange is open. The New York Stock Exchange generally closes at 4:00 p.m., Eastern time. Holidays are generally not business days.

INVESTMENT CHOICES

The Income EliteSM Variable Annuity offers you a means of investing in various underlying fund portfolios offered by different investment companies (by investing in the corresponding subaccounts). The companies that provide investment advice and administrative services for the underlying fund portfolios offered through this Policy are listed in the “Appendix - Portfolios Associated with the Subaccounts”.

The general public may not purchase shares of any of these underlying fund portfolios. The names and investment objectives and policies may be similar to other portfolios managed by the same investment advisor or manager that are sold directly to the public. You should not expect the investment results of the underlying fund portfolios to be the same as those of other portfolios.

More detailed information, including an explanation of the portfolios’ fees and investment objectives, may be found in the current prospectuses for the underlying fund portfolios, which accompany this prospectus. You should read the prospectuses for the underlying fund portfolios carefully before you invest.

Note: If you received a summary prospectus for any of the portfolios listed in “Appendix - Portfolios Associated with the Subaccounts”, please follow the instructions on the first page of the summary prospectus to obtain a copy of the full fund prospectus.

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Selection of Underlying Portfolios

The underlying fund portfolios offered through this product are selected by the Company, and the Company may consider various factors, including, but not limited to, asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor that we may consider is whether the underlying fund portfolio or its service providers (e.g., the investment adviser or sub-advisers) or its affiliates will make payments to us or our affiliates. For additional information about these arrangements, see “Revenue We Receive.” We review the portfolios periodically and may remove a portfolio, or limit its availability to new premiums and/or transfers of cash value if we determine that a portfolio no longer satisfies one or more of the selection criteria, and/or if the portfolio has not attracted significant allocations from owners. We have included the Transamerica Series Trust (“TST”) underlying fund portfolios at least in part because they are managed by one of our affiliates, Transamerica Asset Management, Inc. (“TAM”).

We have developed this variable annuity product in cooperation with one or more distributors, and have included certain underlying fund portfolios based on their recommendations. Their selection criteria may differ from our selection criteria.

You are responsible for choosing the subaccounts which invest in the underlying fund portfolios, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Because investment risk is borne by you, decisions regarding investment allocations should be carefully considered.

In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the underlying fund portfolios that are available to you, including each underlying fund portfolio’s prospectus, statement of additional information and annual and semi-annual reports. Other sources such as the Fund’s website provide more current information, including information about any regulatory actions or investigations relating to a Fund or underlying fund portfolio. After you select underlying fund portfolios for your initial premium, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

You bear the risk of any decline in the cash value of your policy resulting from the performance of the underlying fund portfolios you have chosen.

We do not recommend or endorse any particular underlying fund portfolio and we do not provide investment advice.

We do not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. We reserve the right, subject to compliance with applicable law, to make certain changes to the separate account and its investments. We reserve the right to add new portfolios (or portfolio classes), close existing portfolios (or portfolio classes), or substitute portfolio shares that are held by any subaccount for shares of a different portfolio. We will not add, delete or substitute any underlying fund portfolio shares attributable to your interest in a subaccount without notice to you and prior approval of the SEC, to the extent required by the 1940 Act or other applicable law.

We reserve the right to limit the number of subaccounts you are invested in at any one time.

Addition, Deletion, or Substitution of Investments

The Company cannot and does not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. The

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Company retains the right, subject to any applicable law, to make certain changes in the separate account and its investments. The Company reserves the right to eliminate the shares of any portfolio held by a subaccount and to substitute shares of another portfolio of the underlying fund portfolios, or of another registered open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in the Company’s judgment, investment in any portfolio would be inappropriate in view of the purposes of the separate account. To the extent required by the 1940 Act, as amended, substitutions of shares attributable to your interest in a subaccount will not be made without prior notice to you and the prior approval of the Securities and Exchange Commission (“SEC”). Nothing contained herein shall prevent the separate account from purchasing other securities for other series or classes of variable annuity policies, or from affecting an exchange between series or classes of variable annuity policies on the basis of your requests.

New subaccounts may be established when, in the sole discretion of the Company, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by the Company. Each additional subaccount will purchase shares in a mutual fund portfolio, or other investment vehicle. The Company may also eliminate one or more subaccounts if, in its sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is eliminated, the Company will notify you and request a reallocation of the amounts invested in the eliminated subaccount.

Similarly, the Company may, at its discretion, close a subaccount to new investment. Any subsequent premium payments, asset rebalance programs or dollar cost averaging transactions into a closed subaccount will be re-allocated to the remaining available investment choices according to the investment allocation instructions you previously provided. Under asset rebalance programs the value remaining in the closed fund will be excluded from any future rebalancing. The value of the closed fund will continue to fluctuate due to portfolio performance, and may exceed the original rebalance percentages you requested. As you consider your overall investment strategy within your annuity, you should also consider whether or not to re-allocate the value remaining in the closed fund to another investment choice. If you decide to re-allocate the value of the closed fund, you will need to provide us with instructions to achieve your goal.

If you allocate premium to a subaccount that is closed to new investment, we will require new instructions. If we do not receive new instructions, the requested transaction will be canceled and the premium will be returned.

In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in the policies as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the policies, the separate account may be (1) operated as a management company under the 1940 Act or any other form permitted by law, (2) deregistered under the 1940 Act in the event such registration is no longer required or (3) combined with one or more other separate accounts. To the extent permitted by applicable law, the Company also may (1) transfer the assets of the separate account associated with the policies to another account or accounts, (2) restrict or eliminate any voting rights of owners or other persons who have voting rights as to the separate account, (3) create new separate accounts, (4) add new subaccounts to or remove existing subaccounts from the separate account, or combine subaccounts, or (5) add new underlying fund portfolios, or substitute a new fund for an existing fund.

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The Fixed Account

Premium payments allocated and amounts transferred to the fixed account become part of the Company’s general account. Interests in the general account have not been registered under the Securities Act of 1933 (the “1933 Act”), nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts. Disclosures relating to interests in the general account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement.

While we do not guarantee that the fixed account will always be available for investment, we do guarantee that the interest credited to the fixed account will not be less than the guaranteed minimum effective annual interest rate shown on your policy (the “guaranteed minimum”). We determine credited rates, which are guaranteed for at least one year, in our sole discretion. You bear the risk that we will not credit interest greater than the guaranteed minimum. At the end of the guaranteed period option you selected, the value in that guaranteed period option will automatically be transferred into a new guaranteed period option of the same length (or the next shorter period if the same period is no longer offered) at the current interest rate for that period. You can transfer to another investment choice by giving us notice within 30 days before the end of the expiring guaranteed period.

Full and partial surrenders, transfers, and amounts applied to an income option from a guaranteed period option of the fixed account are generally subject to an excess interest adjustment (except at the end of the guaranteed period). See ACCESS TO YOUR MONEY - Excess Interest Adjustment for more information about when an excess interest adjustment applies. This adjustment will also be made to amounts that you apply to an annuity payment option. This adjustment may increase or decrease the amount of interest credited to your policy. The excess interest adjustment will not decrease the interest credited to your policy below the guaranteed minimum.

We also guarantee that upon full surrender your cash value attributable to the fixed account will not be less than the amount required by the applicable non-forfeiture law at the time the policy is issued.

If you select the fixed account, your money will be placed with the Company’s other general assets. The amount of money you are able to accumulate in the fixed account during the accumulation phase depends upon the total interest credited. The amount of each annuity payment you receive during the income phase from the fixed portion of your policy will remain level for the entire income phase. The interest credited as well as principal invested in the fixed account is based on our claims-paying ability.

We reserve the right to refuse any premium payment or transfer to the fixed account.

Transfers

During the accumulation phase, you may make transfers to or from any investment choice within certain limitations.

Transfers out of a guaranteed period option of the fixed account are limited to the following:

•	Transfers at the end of a guaranteed period. No excess interest adjustment will apply.
•	Transfers of amounts equal to interest credited. This may affect your overall interest-crediting rate, because transfers are deemed to come from the oldest premium payment first.
•	Other than at the end of a guaranteed period, transfers of amounts from the guaranteed period

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option in excess of amounts equal to interest credited, are subject to an excess interest adjustment. If it is a negative adjustment, the maximum amount you can transfer in any one policy year is 25% of the amount in that guaranteed period option, less any previous transfers during the current policy year. If it is a positive adjustment, we do not limit the amount that you can transfer. (Note: This restriction may prolong the period of time it takes to transfer the full amount in the guaranteed period option of the fixed account. You should carefully consider whether investment in the fixed account meets your needs and investment criteria.)

Each transfer must be at least $500, or the entire subaccount value. Transfers of interest from a guaranteed period option of the fixed account must be at least $50. If less than $500 remains as a result of the transfer, then we reserve the right to include that amount in the transfer. Transfer requests must be received in good order while the New York Stock Exchange is open for regular trading to get same-day pricing of the transaction. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order.

The number of transfers permitted may be limited and a $10 charge for each transfer in excess of 12 in any policy year may apply. We reserve the right to prohibit transfers to the fixed account.

During the income phase, you may transfer values out of any subaccount; however, you cannot transfer values out of the fixed account. The minimum amount that can be transferred during this phase is the lesser of $10 of monthly income, or the entire monthly income of the annuity units in the subaccount from which the transfer is being made.

Transfers made by telephone are subject to the limitations described below under “Telephone Transactions.”

Market Timing and Disruptive Trading

Statement of Policy. This variable insurance product was not designed for the use of market timers or frequent or disruptive traders. (Frequent transfers are considered to be disruptive.) Such transfers may be harmful to the underlying fund portfolios and increase transaction costs.

Market timing and disruptive trading among the subaccounts or between the subaccounts and the fixed account can cause risks with adverse effects for other policy owners (and beneficiaries and underlying fund portfolios). These risks and harmful effects include:

(1)	dilution of the interests of long-term investors in a subaccount if purchases or transfers into or out of an underlying fund portfolio are made at prices that do not reflect an accurate value for the underlying fund portfolio’s investments (some market timers attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”);
(2)	an adverse effect on portfolio management, such as:
(a)	impeding a portfolio manager’s ability to sustain an investment objective;
(b)	causing the underlying fund portfolio to maintain a higher level of cash than would otherwise be the case; or
(c)	causing an underlying fund portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the underlying fund portfolio; and
(3)	increased brokerage and administrative expenses.

These costs are borne by all policy owners invested in those subaccounts, not just those making the transfers.

We have developed policies and procedures with respect to market timing and disruptive trading (which vary for certain subaccounts at the request of

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the corresponding underlying fund portfolios) and we do not make special arrangements or grant exceptions to accommodate market timing or potentially disruptive trading. As discussed herein, we cannot detect or deter all market timing or potentially disruptive trading. Do not invest with us if you intend to conduct market timing or potentially disruptive trading.

Detection. We employ various means in an attempt to detect and deter market timing and disruptive trading. However, despite our monitoring we may not be able to detect nor halt all harmful trading. In addition, because other insurance companies (and retirement plans) with different policies and procedures may invest in the underlying fund portfolios, we cannot guarantee that all harmful trading will be detected or that an underlying fund portfolio will not suffer harm from market timing and disruptive trading among subaccounts of variable products issued by these other insurance companies or retirement plans.

Deterrence. If we determine you are engaged in market timing or disruptive trading, we may take one or more actions in an attempt to halt such trading. Your ability to make transfers is subject to modification or restriction if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other policy owners (or others having an interest in the variable insurance products). As described below, restrictions may take various forms, but under our current policies and procedures will include loss of expedited transfer privileges. We consider transfers by telephone, fax, overnight mail, or the Internet to be “expedited” transfers. This means that we would accept only written transfer requests with an original signature transmitted to us only by U.S. mail. We may also restrict the transfer privileges of others acting on your behalf, including your registered representative or an asset allocation or investment advisory service.

We reserve the right to reject any premium payment or transfer request from any person without prior notice, if, in our judgment, (1) the payment or transfer, or series of transfers, would have a negative impact on an underlying fund portfolio’s operations, or (2) if an underlying fund portfolio would reject or has rejected our purchase order or has instructed us not to allow that purchase or transfer, or (3) because of a history of market timing or disruptive trading. We may impose other restrictions on transfers, or even prohibit transfers for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege on a case-by-case basis. We may, at any time and without prior notice, discontinue transfer privileges, modify our procedures, impose holding period requirements or limit the number, size, frequency, manner, or timing of transfers we permit. Because determining whether to impose any such special restrictions depends on our judgment and discretion, it is possible that some policy owners could engage in disruptive trading that is not permitted for others. We also reserve the right to reverse a potentially harmful transfer if an underlying fund portfolio refuses or reverses our order; in such instances some policy owners may be treated differently than others in that some transfers may be reversed and others allowed. For all of these purposes, we may aggregate two or more variable insurance products that we believe are connected.

In addition, transfers for multiple policies invested in the Transamerica Series Trust underlying fund portfolios which are submitted together may be disruptive at certain levels. At the present time, such aggregated transactions likely will not cause disruption if less than one million dollars total is being transferred with respect to any one underlying fund portfolio (a smaller amount may apply to smaller portfolios). Please note that transfers of less than one million dollars may be disruptive in some circumstances and this general amount may change quickly.

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Please note: If you engage a third party investment advisor for asset allocation services, then you may be subject to these transfer restrictions because of the actions of your investment advisor in providing these services.

In addition to our internal policies and procedures, we will administer your variable insurance product to comply with any applicable state, federal, and other regulatory requirements concerning transfers. We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying fund portfolio. To the extent permitted by law, we also reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of any of the underlying fund portfolios.

Under our current policies and procedures, we do not:

•	impose redemption fees on transfers; or
•	expressly limit the number or size of transfers in a given period except for certain subaccounts where an underlying fund portfolio has advised us to prohibit certain transfers that exceed a certain size; or
•	provide a certain number of allowable transfers in a given period.

Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.

In the absence of a prophylactic transfer restriction (e.g., expressly limiting the number of trades within a given period or limiting trades by their size), it is likely that some level of market timing and disruptive trading will occur before it is detected and steps taken to deter it (although some level of market timing and disruptive trading can occur with a prophylactic transfer restriction). As noted above, we do not impose a prophylactic transfer restriction and, therefore, it is likely that some level of market timing and disruptive trading will occur before we are able to detect it and take steps in an attempt to deter it.

Please note that the limits and restrictions described herein are subject to our ability to monitor transfer activity. Our ability to detect market timing or disruptive trading may be limited by operational and technological systems, as well as by our ability to predict strategies employed by policy owners (or those acting on their behalf ) to avoid detection. As a result, despite our efforts to prevent harmful trading activity among the variable investment choices available under this variable insurance product, there is no assurance that we will be able to detect or deter market timing or disruptive trading by such policy owners or intermediaries acting on their behalf. Moreover, our ability to discourage and restrict market timing or disruptive trading may be limited by decisions of state regulatory bodies and court orders that we cannot predict.

Furthermore, we may revise our policies and procedures in our sole discretion at any time and without prior notice, as we deem necessary or appropriate (1) to better detect and deter harmful trading that may adversely affect other policy owners, other persons with material rights under the variable insurance products, or underlying fund shareholders generally, (2) to comply with state or federal regulatory requirements, or (3) to impose additional or alternative restrictions on owners engaging in market timing or disruptive trading among the investment choices under the variable insurance product. In addition, we may not honor transfer requests if any variable investment choice that would be affected by the transfer is unable to purchase or redeem shares of its corresponding underlying fund portfolio.

Underlying Fund Portfolio Frequent Trading Policies. The underlying fund portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of

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their respective shares. Underlying fund portfolios may, for example, assess a redemption fee (which we reserve the right to collect) on shares held for less than a certain period of time. The prospectuses for the underlying fund portfolios describe any such policies and procedures. The frequent trading policies and procedures of an underlying fund portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying fund portfolios and the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading. Policy owners should be aware that we may not have the contractual ability or the operational capacity to monitor policy owners’ transfer requests and apply the frequent trading policies and procedures of the respective underlying funds that would be affected by the transfers. Accordingly, policy owners and other persons who have material rights under our variable insurance products should assume that any protection they may have against potential harm from market timing and disruptive trading is the protection, if any, provided by the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading in certain subaccounts.

Policy owners should be aware that we are required to provide to an underlying fund portfolio or its designee, promptly upon request, certain information about the trading activity of individual policy owners, and to restrict or prohibit further purchases or transfers by specific policy owners identified by an underlying fund portfolio as violating the frequent trading policies established for the portfolio.

Omnibus Orders. Policy owners and other persons with material rights under the variable insurance products also should be aware that the purchase and redemption orders received by the underlying fund portfolios generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the underlying fund portfolios’ ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the underlying fund portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying fund portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it will affect other owners of underlying fund portfolio shares, as well as the owners of all of the variable annuity or life insurance policies, including ours, whose variable investment choices correspond to the affected underlying fund portfolios. In addition, if an underlying fund portfolio believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in market timing and disruptive trading, the underlying fund portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

EXPENSES

Note: The following section on expenses and the ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES only apply to policies issued on or after the date of this prospectus.

There are charges and expenses associated with your policy that reduce the return on your investment in the policy.

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Life with Emergency CashSM Surrender Charge

If you select the Life with Emergency CashSM annuity payment option, then you can surrender your policy even after annuity payments have begun. However, there is a surrender charge during the first four years after the annuity commencement date (no matter which policy or variation thereof you previously purchased). The following schedule shows the current surrender charge:

Number of Years Since Annuity Commencement Date	Surrender Charge (as a % of adjusted policy value surrendered)
0 – 1	4%
1 – 2	3%
2 – 3	2%
3 – 4	1%
more than 4	0%

We can change the surrender charge, and you will be subject to whatever surrender schedule is in effect at the time you annuitize under the Life with Emergency CashSM annuity payment option.

Note carefully the following three things about this surrender charge:

•	this surrender charge is measured from the annuity commencement date and not from the premium payment date;
•	this surrender charge is a percentage of the adjusted policy value surrendered and not a percentage of premium; and
•	under this payment option, there is no surrender charge free amount.

Excess Interest Adjustment

Surrenders (full and partial), transfers, and amounts applied to an annuity option from the fixed account may be subject to an excess interest adjustment. This adjustment could retroactively reduce the interest credited in the fixed account to the guaranteed minimum or increase the amount credited. This adjustment may also apply to amounts applied to an annuity payment option. Please see “Appendix -

Excess Interest Adjustment Examples” for an example showing the effect of a hypothetical excess interest adjustment calculation. The excess interest adjustment plays a role in calculating the total interest credited to the fixed account.

Mortality and Expense Risk Fees

We charge a fee as compensation for bearing certain mortality and expense risks under the policy. This fee is assessed daily based on the net asset value of each subaccount. Examples of such risks include a guarantee of annuity rates, the death benefit, certain expenses of the policy (including distribution related expenses), and assuming the risk that the current charges will be insufficient in the future to cover costs of selling, distributing and administering the policy.

During the accumulation phase:

•	The mortality and expense risk fee is at an annual rate of 0.30% if no guaranteed minimum death benefit is elected.
•	For the Return of Premium Death Benefit, the daily mortality and expense risk fee is at an annual rate of 0.45%.

During the income phase, the mortality and expense risk fee is at an annual rate of 0.30%.

If this charge does not cover our actual costs, we absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We expect to profit from this charge. We may use any profit for any proper purpose, including distribution expenses.

Premium Taxes

Some states assess premium taxes on the premium payments you make. We currently do not deduct for these taxes at the time you make a premium payment. However, we will deduct the total amount of premium taxes, if any, from the policy value when:

•	you begin receiving annuity payments;
•	you surrender the policy; or
•	a death benefit is paid.

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State premium taxes currently range from 0% to 3.50%, depending on the state.

Federal, State and Local Taxes

We may in the future deduct charges from the policy for any taxes we incur because of the policy. However, no deductions are being made at the present time.

Special Service Fees

We will deduct a charge for special services you request.

Transfer Fee

You are generally allowed to make 12 free transfers per policy year before the annuity commencement date. If you make more than 12 transfers per policy year, we reserve the right to charge $10 for each additional transfer. Premium payments, Asset Rebalancing, and Dollar Cost Averaging transfers do not count as one of your free transfers. All transfer requests made at the same time are treated as a single transfer.

Service Charge

During the accumulation phase, an annual service charge of $35 (but not more than 2% of the policy value) is charge on each policy anniversary and at surrender. The service charge is waived if your policy value or the sum of your premiums, less all partial surrenders, is at least $50,000.

Administrative Charges

We deduct a daily administrative charge to cover the costs of supporting and administering the policy (including certain distribution-related expenses). This charge is equal to an annual rate of 0.15% of the daily net asset value of each subaccount during both the accumulation phase and the income phase.

Initial Payment Guarantee

If you elect the Initial Payment Guarantee feature at the time of annuitization, there is a fee (during the income phase) currently at an annual rate of 1.25% of the daily net asset value. This fee may be higher or lower at the time you annuitize and elect the feature.

Retirement Income MaxSM Rider Fees

If you elect the Retirement Income MaxSM rider, there is an annual rider fee, which is currently1.25% of the withdrawal base which is charged quarterly during the accumulation phase. We will also deduct the rider fee pro rata upon full surrender of the policy or other termination of the rider. The rider fee(s) is deducted from each investment choice in proportion to the amount of policy value in each investment choice. The rider fee may increase due to an automatic step-up but will not exceed the maximum rider fee percentage in the fee table.

Portfolio Fees and Expenses

The value of the assets in each subaccount will reflect the fees and expenses paid by the underlying fund portfolios. The lowest and highest fund expenses for the previous calendar year are found in the ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES section of this prospectus. See the prospectuses for the underlying fund portfolios for more information.

Reduced Fees and Charges

We may at our discretion, reduce or eliminate certain fees and charges for certain policies (including employer-sponsored savings plans) which may result in decreased costs and expenses.

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Revenue We Receive

This prospectus describes generally the payments that we (and/or our affiliates) may directly or indirectly receive from the underlying fund portfolios, their advisers, subadvisers, distributors or affiliates thereof, in connection with certain administrative, marketing and other support services we (and/or our affiliates) provide and expenses we incur in offering and selling our variable insurance products. These arrangements are sometimes referred to as “revenue sharing” arrangements and are described further below. While only certain of the types of payments described below may be made in connection with your particular policy, all such payments may nonetheless influence or impact actions we (and/or our affiliates) take, and recommendations we (and our affiliates) make, regarding each of the variable insurance products that we (and our affiliates) offer, including your policy.

We (and/or our affiliates) may receive some or all of the following types of payments:

• Rule 12b-1 Fees. We and/or our affiliate, Transamerica Capital, Inc. (“TCI”) who is the principal underwriter for the policies, indirectly receive 12b-1 fees from certain funds available as investment choices under our variable insurance products. Any 12b-1 fees received by TCI that are attributable to our variable insurance products are then credited to us. These fees range from 0.00% to 0.45% of the average daily assets of the certain underlying fund portfolios attributable to the policies and to certain other variable insurance products that we and our affiliates issue.

• Administrative, Marketing and Support Service Fees (“Support Fees”). As noted above, an investment adviser, subadviser, administrator and/or distributor (or affiliates thereof ) of the underlying fund portfolios may make payments to us and/or our affiliates, including TCI. These payments may be derived, in whole or in part, from the profits the investment adviser or subadviser realized on the advisory fee deducted from underlying fund portfolio assets. Policy owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees (see the prospectuses for the underlying funds for more information). The amount of the payments we (or our affiliates) receive is generally based on a percentage of the assets of the particular underlying fund portfolios attributable to the policy and to certain other variable insurance products that our affiliates and we issue. These percentages differ and the amounts may be significant. Some advisers or sub-advisers (or other affiliates) pay us more than others.

The following chart provides the maximum combined percentages of 12b-1 fees and Support Fees that we anticipate will be paid to us on an annual basis. Please Note: Some of the underlying funds listed in the chart below may not currently be available under your policy:

Incoming Payments to the Company and/or TCI
Fund	Maximum Fee % of assets
TRANSAMERICA SERIES TRUST	0.25%

NOTES TO INCOMING PAYMENTS TABLE:

Maximum Fee % of Assets: Payments are based on a percentage of the average assets of each underlying fund portfolio owned by the subaccounts available under this policy and under certain other variable insurance products offered by our affiliates and us. We and/or TCI may continue to receive 12b-1 fees and administrative fees on funds invested in subaccounts that are closed to new investments, depending on the terms of the agreements supporting those payments and on the services provided.

TST: Because TST is managed by TAM, an affiliate of ours, there are additional benefits to us and our affiliates for amounts you allocate to the TST underlying fund portfolios, in terms of our and our affiliates’ overall profitability. These additional benefits may be significant. Payments or other benefits may be received from TAM. Such payments or benefits may be entered into for a variety of purposes, such as to allocate resources to us to provide administrative services to the policyholders who invest in subaccounts that invest in the TST underlying fund portfolios. These payments or benefits may take the form of internal credits, recognition, or cash payments. A variety of financial and accounting methods may be used to allocate resources and profits to us. Additionally, if a TST portfolio is sub-advised by an

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entity that is affiliated with us, we may retain more revenue than on those TST portfolios that are sub-advised by non-affiliated entities. During 2012 we received $112,349,723.11 in benefits from TAM pursuant to these arrangements. This includes the 0.25% amount in the above chart. We anticipate receiving comparable amounts in the future.

Other Payments. TCI also serves as the wholesale distributor for the policies, and in that capacity directly or indirectly receives additional amounts or different percentages of assets under management from certain advisers and subadvisers to the underlying fund portfolios (or their affiliates) with regard to variable insurance products and/or mutual funds that are issued by us and our affiliates. These amounts may be derived, in whole or in part, from the profits the investment adviser or subadviser receives from the advisory fee deducted from underlying fund portfolio assets. Policy owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees. Certain advisers and subadvisers of the underlying fund portfolios (or their affiliates):

•	may each directly or indirectly pay TCI amounts up to $75,000 per year to participate in a “preferred sponsor” program that provides such advisers and subadvisers with access to TCI’s wholesalers at TCI’s national and regional sales conferences as well as internal and external meetings and events that are attended by TCI’s wholesalers and/or other TCI employees.
•	may provide our affiliates and/or selling firms with wholesaling services to assist us in the distribution of the policies.
•	may provide us and/or certain affiliates and/or selling firms with occasional gifts, meals, tickets or other compensation as an incentive to market the underlying fund portfolios and to assist with their promotional efforts. The amounts may be significant and these arrangements provide the adviser or subadviser (or other affiliates) with increased access to us and to our affiliates involved in the distribution of the policies.

For the calendar year ended December 31, 2012, TCI or its affiliates received total revenue sharing payments in the amount of $4,254,521.64 from the following Fund managers and/or subadvisers to participate in TCI’s events: AEGON USA Investment Management • Alliance Bernstein Investments • American Funds • BlackRock Investment Management, LLC. • Fidelity Investments • Franklin Templeton Investments • GE Asset Management • Hanlon Investment Management Inc. • ING Clarion Real Estate Securities • Invesco AIM • Janus Capital • Jennison Associates • Legg Mason Capital Management • Logan Circle Investment Partners • Madison Asset Management • Morgan Stanley Investment Management • Natixis Global Asset Management • Oppenheimer Funds • Pacific Investment Management Company • Wellington Management Company.

Please note some of the aforementioned managers and/or subadvisers may not be associated with underlying fund portfolios currently available in this product.

Proceeds from certain of these payments by the underlying fund portfolios, the advisers, the subadvisers and/or their affiliates may be used for any corporate purpose, including payment of expenses (1) that we and our affiliates incur in promoting, marketing, and administering the policy, and (2) that we incur, in our role as intermediary, in promoting, marketing, and administering the underlying fund portfolios. We and our affiliates may profit from these payments.

For further details about the compensation payments we make in connection with the sale of the policies, see OTHER INFORMATION - Distribution of the Policies in this prospectus.

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ACCESS TO YOUR MONEY

During the accumulation phase, you can have access to the money in your policy in the following ways:

•	by making a surrender (either a full or partial surrender); or
•	by taking systematic payouts (See ADDITIONAL FEATURES - Systematic Payout Option for more details).

Surrenders

If you take a full surrender, you will receive your cash value.

If you want to take a partial surrender, in most cases it must be for at least $500. Unless you tell us otherwise, we will take the surrender from each of the investment choices in proportion to the policy value.

Remember that any surrender you take will reduce the policy value, and the amount of the death benefit. See DEATH BENEFIT, for more details. A partial surrender also may have a negative impact on certain other benefits and guarantees of your policy.

Surrenders from qualified policies may be restricted or prohibited.

During the income phase, you will receive annuity payments under the annuity payment option you select; however, you generally may not take any other surrenders, either full or partial, unless you elect a Life with Emergency CashSM payment option.

If your policy was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders, loans or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender, loan or transfer, you consent to the sharing of confidential information about you, the policy, and transactions under the policy and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or record keeper, and other product providers.

During the income phase, you will receive annuity payments under the annuity payment option you select; however, you generally may not take any other surrenders, either full or partial.

Delay of Payment and Transfers

Payment of any amount due from the separate account for a surrender, a death benefit, or the death of the owner of a nonqualified policy, will generally occur within seven days from the date we receive in good order all required information at our Administrative Office. We may defer such payment from the separate account if:

•	the New York Stock Exchange is closed other than for usual weekends or holidays or trading on the Exchange is otherwise restricted;
•	an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or
•	the SEC permits a delay for the protection of owners.

Transfers of amounts from the subaccounts also may be deferred under these circumstances. In addition, if, pursuant to SEC rules, the Transamerica AEGON Money Market VP portfolio suspends payment of redemption proceeds in connection with a liquidation of the portfolio, then we may delay payment of any transfer, surrender (either full or partial), loan, or death benefit from the TA AEGON Money Market subaccount until the portfolio is liquidated.

Any payment or transfer request which is not in good order will cause a delay. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order.

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Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or “freeze” a policy owner’s account. If these laws apply in a particular situation, we would not be allowed to pay any request for surrenders (either full or partial), or death benefits, make transfers, or continue making annuity payments absent instructions from the appropriate federal regulator. We may also be required to provide information about you and your policy to government agencies or departments.

Pursuant to the requirements of certain state laws, we reserve the right to defer payment of the cash value from the fixed account for up to six months. We may defer payment of any amount until your premium payment check has cleared your bank.

Excess Interest Adjustment

Surrenders (full and partial), transfers, and amounts applied to an annuity option from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. At the time you request a transfer or surrender (either full or partial) if the guaranteed interest rate set by the Company for the applicable period has risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value (but not below the excess interest adjustment floor described in “Appendix - Excess Interest Adjustment Examples”). However, if the guaranteed interest rate for the applicable period has fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value on surrender or transfer. Please see “Appendix - Excess Interest Adjustment Examples” to see how the excess interest adjustment is calculated and illustrative examples using hypothetical values.

Any amount surrendered in excess of the cumulative interest credited is generally subject to an excess interest adjustment. An excess interest adjustment may also be made on amounts applied to an annuity payment option.

The formula that will be used to determine the excess interest adjustment is:

S* (G-C)* (M/12)

S = Is the amount (before surrender charges, premium taxes and the application of any Guaranteed Minimum Death Benefits, if any) being surrendered, withdrawn, transferred, paid upon death, or applied to an income option that is subject to the excess interest adjustment;

G = Is the guaranteed interest rate for the guaranteed period applicable to “S”;

C = Is the current guaranteed interest rate then being offered on new premium payments for the next longer option period than “M”. If this policy form or such an option period is no longer offered, “C” will be the U.S. Treasury rate for the next longer maturity (in whole years) than “M” on the 25th day of the previous calendar month, plus up to 0.25%; and

M = Number of months remaining in the current option period for “S”, rounded up to the next higher whole number of months.

*	= multiplication

Please see “Appendix - Excess Interest Adjustment Examples” for more detailed information concerning the excess interest adjustment calculation.

There will be no excess interest adjustment on any of the following:

•	surrenders of cumulative interest credited;
•	Nursing Care and Terminal Condition Withdrawal Option surrenders;
•	Unemployment Waiver surrenders;
•	transfers from a Dollar Cost Averaging fixed source;

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•	surrenders to satisfy any minimum distribution requirements; and
•	Systematic Payout Option payments, which do not exceed cumulative interest credited at the time of payment.

Please note that in these circumstances you will not receive a higher cash value if interest rates have fallen nor will you receive a lower cash value if interest rates have risen.

The excess interest adjustment may vary for certain policies and may not be applicable for all policies.

Signature Guarantee

As a protection against fraud, we require a signature guarantee (i.e., Medallion Signature Guarantee as required by us) for the following transaction requests:

•	Any surrenders over $250,000;
•	Certain surrenders on or within 15 days of an address change;
•	Any surrender request made on or within 15 days of an ownership change;
•	Any surrender when the Company has been directed to send proceeds to a different personal address from the address of record for that contract owner’s account. PLEASE NOTE: This requirement will not apply to requests made in connection with exchanges of one annuity for another with the same owner in a “tax-free exchange”;
•	Any surrender when the Company does not have an originating or guaranteed signature on file;
•	Any other transaction we require.

We may change the specific requirements listed above, or add signature guarantees in other circumstances, at our discretion if we deem it necessary or appropriate to help protect against fraud. For current requirements, please refer to the requirements listed on the appropriate form or call us at
(800)525-6205.

You can obtain a Medallion signature guarantee from more than 7,000 financial institutions across the United States and Canada that participate in a Medallion signature guarantee program. The best source of a Medallion signature guarantee is a bank, savings and loan association, brokerage firm, or credit union with which you do business. A notary public cannot provide a Medallion signature guarantee. Notarization will not substitute for a Medallion signature guarantee.

ANNUITY PAYMENTS

(THE INCOME PHASE)

You can generally change the annuity commencement date by giving us 30 days notice with the new date or age. The latest annuity commencement date generally cannot be after the date specified in your policy unless a later date is agreed to by us. The earliest annuity commencement date is at least 30 days after you purchase your policy.

Before the annuity commencement date, if the annuitant is alive, you may choose an annuity payment option or change your election. If the annuitant dies before the annuity commencement date, the death benefit is payable in a lump sum or under one of the annuity payment options (unless the surviving spouse is eligible to and elects to continue the policy).

After the annuitant’s death, the beneficiary you designate at annuitization will receive any remaining guaranteed payments.

Annuity Payment Options

The policy provides several annuity payment options that are described below. You may choose any combination of annuity payment options. We will

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use your policy value to provide these annuity payments. If the policy value on the annuity commencement date is less than $2,000, we reserve the right to pay it in one lump sum in lieu of applying it under an annuity payment option. You can receive annuity payments monthly, quarterly, semi-annually, or annually. (We reserve the right to change the frequency if payments would be less than $50.)

In deciding on which annuity payment option to elect, you must decide if fixed or variable payments are better for you. If you choose to receive fixed payments, then the amount of each payment will be set on the annuity commencement date and will not change. You may, however, choose to receive variable payments. The dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. The dollar amount of additional variable payments will vary based on the investment performance of the subaccount(s) you select. The dollar amount of each variable payment after the first may increase, decrease, or remain constant. If the actual investment performance (net of fees and expenses) exactly matched the assumed investment return of 5% at all times, the amount of each variable annuity payment would remain constant. If actual investment performance (net of fees and expenses) exceeds the assumed investment return, the amount of the variable annuity payments would increase. Conversely, if actual investment performance (net of fees and expenses) is lower than the assumed investment return, the amount of the variable annuity payments would decrease. Please note that these changes only occur annually under the Initial Payment Guarantee.

You must also decide if you want your annuity payments to be guaranteed for the annuitant’s lifetime, a period certain, or a combination thereof. Generally, payments will be lower if you combine a period certain, guaranteed amount, or liquidity with a lifetime guarantee (e.g., Life Income with 10 years

Certain and Life with Guaranteed Return of Policy proceeds). Likewise, payments will also generally be lower the longer the period certain (because you are guaranteed payments for a longer time).

A charge for premium taxes and an excess interest adjustment may be made when annuity payments begin.

The annuity payment options are explained below. Some options are fixed only.

Income for a Specified Period (fixed only). We will make level payments only for a fixed period. No funds will remain at the end of the period. If your policy is a qualified policy, this payment option may not satisfy minimum required distribution rules. Consult a tax advisor before electing this option.

Income of a Specified Amount (fixed only). Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. This will be a series of level payments followed by a smaller final payment.

If your policy is a qualified policy, this payment option may not satisfy minimum required distribution rules. Consult a tax advisor before electing this option.

Life Income (not available for adjusted ages greater than 85 for the No Period Certain and Life with Emergency CashSM options). You may choose between:

•	No Period Certain (fixed or variable)-Payments will be made only during the annuitant’s lifetime. The last payment will be the payment immediately before the annuitant’s death.
•	10 Years Certain (fixed or variable)-Payments will be made for the longer of the annuitant’s lifetime or ten years.
•	Guaranteed Return of Policy Proceeds (fixed only)-Payments will be made for the longer of

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the annuitant’s lifetime or until the total dollar amount of payments we made to you equals the annuitized amount (i.e., the adjusted policy value).

•	Life with Emergency CashSM (fixed or variable)-Payments will be made during the annuitant’s lifetime. With the Life with Emergency CashSM feature, you are able to surrender all or a portion of the Life with Emergency CashSM benefit (unlike all other life annuitization options which are not surrenderable). The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency CashSM benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments pro rata. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the adjusted policy value surrendered (see “Expenses” for the surrender charge schedule). You will be subject to whatever surrender schedule is in effect at the time you annuitize under this annuity payment option. The Life with Emergency CashSM benefit will continue through age 100 of the annuitant.

The Life with Emergency CashSM benefit is also a death benefit that is paid upon the death of the annuitant and is generally equal to the surrender value (i.e., the amount that would be available for surrender according to the Life with Emergency CashSM benefit schedule) without any surrender charges. For qualified policies the death benefit ceases on the date the annuitant reaches the IRS age limitation.

Joint and Survivor Annuity (not available for adjusted ages greater than 85). You may choose:

•	No Period Certain (fixed or variable)-Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living.
•	Life with Emergency CashSM (fixed or variable)-Payments will be made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living. With the Life with Emergency CashSM feature, you are able to surrender all or a portion of the Life with Emergency CashSM benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency CashSM benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments pro rata. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the adjusted policy value surrendered (see “Expenses” for the surrender charge schedule). You will be subject to whatever surrender schedule is in effect at the time you annuitize under this annuity payment option. The Life with Emergency CashSM benefit will continue through age 100 of the surviving joint annuitant.

The Life with Emergency CashSM benefit is also a death benefit that is paid upon the death of the surviving joint annuitant and is generally equal to the surrender value without any surrender charges. For qualified policies the death benefit ceases on the date the surviving joint annuitant reaches the IRS joint age limitation.

Other annuity payment options may be arranged by agreement with the Company. Some annuity payment options may not be available for all policies or we may limit certain options to ensure they comply with the applicable tax law provisions.

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NOTE CAREFULLY

IF:

•	you choose Life Income with No Period Certain or a Joint and Survivor Annuity with No Period Certain; and
•	the annuitant dies (or both joint annuitants die) before the due date of the second (third, fourth, etc.) annuity payment;

THEN:

•	we may make only one (two, three, etc.) annuity payments.

IF:

•	you choose Income for a Specified Period, Life Income with 10 Years Certain, Life Income with Guaranteed Return of Policy Proceeds, or Income of a Specified Amount; and
•	the person receiving payments dies prior to the end of the guaranteed period;

THEN:

•	the remaining guaranteed payments will be continued to a new payee, or their present value may be paid in a single sum.

However, IF:

•	you choose Life with Emergency CashSM; and
•	the annuitant dies (if both joint annuitants die) before age 101;

THEN:

•	a Life with Emergency CashSM death benefit will be paid.

We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee’s address of record. The person receiving payments is responsible for keeping the Company informed of his/her current address.

You must annuitize your policy no later than the maximum annuity commencement date specified in your policy (earlier for certain distribution channels) or a later date if agreed to by us.

If you do not elect an annuity payment option, the default option will be Life with 10 Years Certain (subject to certain exceptions for qualified policies). Please note, all optional benefits (including guaranteed minimum death benefits and living benefits) terminate upon annuitization.

DEATH BENEFIT

We will pay a death benefit to your beneficiary, under certain circumstances, if the annuitant dies during the accumulation phase. If there is a surviving owner(s) when the annuitant dies, the surviving owner(s) will receive the death benefit instead of the listed beneficiary. The person receiving the death benefit may choose an annuity payment option (if you pick a variable annuity payment option fees and expenses will apply), or may choose to receive a lump sum. The guarantees of these death benefits are based on our claims-paying ability.

We will determine the amount of and pay the death benefit proceeds, if any are payable on a policy, upon receipt at our Administrative Office of satisfactory proof of the annuitant’s death, written directions from each eligible recipient of death benefit proceeds regarding how to pay the death benefit, and any other documents, forms and information that we need (collectively referred to as “due proof of death”). For policies with multiple beneficiaries, we may require due proof of death from all beneficiaries before paying the death proceeds. Please note, we may be required to remit the death benefit proceeds to a state prior to receiving “due proof of death.” See OTHER INFORMATION - Abandoned or Unclaimed Property.

Please Note: Such due proof of death must be submitted in good order to avoid a delay in processing the death benefit claim. Due proof requires selecting a payment option. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order.

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The death benefit proceeds remain invested in the separate account in accordance with the allocations made by the policy owner until the beneficiary has provided us with due proof of death. Once the Company receives due proof of death, investments in the separate account may be reallocated in accordance with the beneficiary’s instructions.

The Company may permit the beneficiary to give a “one-time” written instruction to reallocate the investments in the separate account to the money market fund after the death of the annuitant. If there is more than one beneficiary, all beneficiaries must agree to the reallocation instructions. This one-time reallocation will be permitted if the beneficiary provides satisfactory evidence of the annuitant’s death.

When We Pay A Death Benefit

We will pay a death benefit IF:

•	you are both the annuitant and sole owner of the policy; and
•	you die before the annuity commencement date.

We will pay a death benefit to you (owner) IF:

•	you are not the annuitant; and
•	the annuitant dies before the annuity commencement date.

If the only person receiving the death benefit is the surviving spouse of the owner, then he or she may elect, if eligible, to continue the policy as the new annuitant and owner, instead of receiving the death benefit.

When We Do Not Pay A Death Benefit

We will not pay a death benefit IF:

•	you are not the annuitant; and
•	you die prior to the annuity commencement date.

Please note the new owner (unless it is the deceased owner’s spouse) must generally surrender the policy within five years of your death.

Distribution requirements apply to the policy value upon the death of any owner. Generally, upon the owner’s death (who is not the annuitant) the entire interest must be distributed within five years. See the SAI for a more detailed discussion of the distribution requirements under the Code.

Deaths After the Annuity Commencement Date

The death benefit payable, if any, on or after the annuity commencement date depends on the annuity payment option selected.

IF:

•	you are not the annuitant; and
•	you die on or after the annuity commencement date; and
•	the entire interest in the policy has not been paid;

THEN:

•	the remaining portion of such interest in the policy will continue to be distributed at least as rapidly as under the method of distribution being used as of the date of your death.

IF:

•	you are the owner and annuitant; and
•	you die after the annuity commencement date; and
•	the annuity payment option you selected did not have or no longer has a guaranteed period;

THEN:

•	no additional payments will be made (there is no death benefit).

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NOTE: If you elect the Life with Emergency CashSM and the annuitant dies before age 101, then a Life with Emergency CashSM death benefit equaling the amount available for surrender will be paid.

IF:

•	annuity payments are being made under the Life with Emergency CashSM; and
•	the annuitant dies before age 101 (or earlier, if a qualified policy);

THEN:

•	a Life with Emergency CashSM death benefit will be paid.

Succession of Ownership

If an owner (who is not the annuitant) dies during the accumulation phase, the person or entity first listed below who is alive or in existence on the date of that death will become the new owner:

•	any surviving owner;
•	primary beneficiary;
•	contingent beneficiary; or
•	owner’s estate.

Amount of Death Benefit

Death benefit provisions may differ from state to state. The death benefit may be paid as a lump sum or as annuity payments. The amount of the death benefit depends on the guaranteed minimum death benefit option, if any, you choose when you buy the policy. The “base policy” death benefit will generally be the greatest of:

•	the policy value on the date we receive the required information in good order at our Administrative Office;
•	the cash value on the date we receive the required information in good order at our Administrative Office (this will be more than the policy value if there is a positive excess interest adjustment);
•	minimum required cash value; and
•	the guaranteed minimum death benefit, if any, (discussed below), plus premium payments, less adjusted partial surrenders, from the date of death to the date the death benefit is paid. Please see “Appendix - Death Benefit” for illustrative examples regarding death benefit calculations.

Please note, the death benefit terminates upon annuitization and there is a maximum annuity commencement date.

Guaranteed Minimum Death Benefit

On the policy application, you may generally choose a guaranteed minimum death benefit (age limitations may apply) for an additional fee. After the policy is issued, you cannot make an election and the death benefit cannot be changed.

Return of Premium Death Benefit

The Return of Premium Death Benefit is equal to:

•	total premium payments; less
•	any adjusted partial surrenders (please see “Appendix - Death Benefit”) as of the date of death.

This benefit is not available if you or the annuitant is 86 or older on the policy date. There is an extra charge for this death benefit of 0.15% annually.

Please note: You will not receive an optional guaranteed minimum death benefit if you do not choose one when you purchase your policy. The guarantees of the death benefit is based on the claims-paying ability of Transamerica.

The Guaranteed Minimum Death Benefit may vary for certain policies and may not be available for all policies. This disclosure explains the material features of the Guaranteed Minimum Death Benefit.

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Adjusted Partial Surrender

When you request a partial surrender, your guaranteed minimum death benefit will be reduced by an amount called the adjusted partial surrender. Under certain circumstances, the adjusted partial surrender may be more than the dollar amount of your surrender request. This will generally be the case if the guaranteed minimum death benefit exceeds the policy value at the time of surrender. It is also possible that if a death benefit is paid after you have made a partial surrender, then the total amount paid could be less than the total premium payments.

The formula used to calculate the adjusted partial surrender amount, is: adjusted partial surrender = (amount of the gross partial surrender * value of the current death proceeds immediately prior to the gross partial surrender ) / policy value immediately prior to the gross surrender.

We have included a detailed explanation of this adjustment with examples in the “Appendix - Death Benefit.” This is referred to as “adjusted partial surrender” in your policy. If you have a qualified policy, minimum required distributions rules may require you to request a partial surrender.

TAX INFORMATION

NOTE: We have prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advice to any individual. The federal income tax consequences discussed herein reflects our understanding of current law, and the law may change. No representation is made regarding the likelihood of continuation of the present federal income tax law or of the current interpretations by the Internal Revenue Service. No attempt is made to consider any applicable state or other income tax laws, any state and local estate or inheritance tax, or other tax consequences of ownership or receipt of distributions under the policy. You should consult your own tax adviser about your own circumstances.

Introduction

Deferred annuity policies are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code (the “Code”) for annuities. Simply stated, these rules generally provide that individuals will not be taxed on the earnings, if any, on the money held in an annuity policy until withdrawn. This is referred to as tax deferral. When a non-natural person (e.g., corporation or certain other entities other than tax-qualified trusts) owns a nonqualified policy, the policy will generally not be treated as an annuity for tax purposes. Thus, the owner must generally include in income any increase in the account value over the investment in the policy during each taxable year.

There are different rules as to how you will be taxed depending on how you take the money out and the type of policy-qualified or nonqualified.

If you purchase the policy as an individual retirement annuity or as a part of a 403(b) plan, 457 plan, a pension plan, a profit sharing plan (including a 401(k) plan), or an employer sponsored retirement program, your policy is referred to as a qualified policy. There is no additional tax deferral benefit derived from placing qualified funds into a variable annuity. Features other than tax deferral should be considered in the purchase of a qualified policy. There are limits on the amount of contributions you can make to a qualified policy. Other restrictions may apply including terms of the plan in which you participate. To the extent there is a conflict between a plan’s provisions and a policy’s provisions, the plan’s provisions will control.

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If you purchase the policy other than as part of any arrangement described in the preceding paragraph, the policy is referred to as a nonqualified policy.

You will generally not be taxed on increases in the value of your policy, whether qualified or nonqualified, until a distribution occurs (either as a surrender, withdrawal, or as annuity payments). Under certain circumstances, however, you may be subject to current taxation if you assign or pledge or enter into an agreement to assign or pledge any portion of the policy.

The Internal Revenue Service (“IRS”) has not reviewed the policy for qualification as an IRA annuity, and has not addressed in a ruling of general applicability whether the death benefit options and riders available, with the policy, if any, comport with IRA qualification requirements.

The value of death benefit options and riders elected may need to be considered in calculating minimum required distributions from a qualified plan/or policy.

Taxation of Us

We are at present taxed as a life insurance company under part I of Subchapter L of the Code. The separate account is treated as a part of us and, accordingly, will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the policy. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If in future years, any federal income taxes are incurred by us with respect to the separate account, we may make a charge to that account. We may benefit from any dividends received or foreign tax credits attributable to taxes paid by certain underlying funds to foreign jurisdictions to the extent permitted under federal tax law.

Tax Status of the Policy

Diversification Requirements. In order for a nonqualified variable policy which is based on a segregated asset account to qualify as an annuity policy under Section 817(h) of the Code, the investments made by such account must be “adequately diversified” in accordance with Treasury Regulations. The Regulations apply a diversification requirement to each of the subaccounts. Each separate account, through its underlying fund portfolios and their portfolios, intends to comply with the diversification requirements of the Regulations. We have entered into agreements with each underlying fund portfolio company that require the portfolios to be operated in compliance with the Regulations but we do not have control over the underlying fund portfolio companies. The policy owners bear the risk that the entire contract could be disqualified as an annuity policy under the Code due to the failure of a subaccount to be deemed to be “adequately diversified.”

Owner Control. In some circumstances, owners of variable policies who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. In Revenue Ruling 2003-91, the IRS stated that whether the owner of a variable policy is to be treated as the owner of the assets held by the insurance company under the policy will depend on all of the facts and circumstances.

Revenue Ruling 2003-91 also gave an example of circumstances under which the owner of a variable policy would not possess sufficient control over the assets underlying the policy to be treated as the owner of those assets for federal income tax purposes. To the extent the circumstances relating to the

39

issuance and ownership of a policy vary from those described in Revenue Ruling 2003-91, owners bear the risk that they will be treated as the owner of Separate Account assets and taxed accordingly.

We believe that the owner of a policy should not be treated as the owner of the underlying assets. We reserve the right to modify the policies to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the policies from being treated as the owners of the underlying separate account assets. Concerned owners should consult their own tax advisers regarding the tax matter discussed above.

Distribution Requirements. The Code requires that nonqualified policies contain specific provisions for distribution of policy proceeds upon the death of any owner. In order to be treated as an annuity policy for federal income tax purposes, the Code requires that such policies provide that if any owner dies on or after the annuity starting dated and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner’s death. If any owner dies before the annuity starting date, the entire interest in the policy must generally be distributed within 5 years after such owner’s date of death or be used to provide payments to a designated beneficiary beginning within one year of such owner’s death that will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if upon such owner’s death prior to the annuity starting date, such owner’s surviving spouse is the sole beneficiary, under the nonqualified policy, then the policy may be continued with the surviving spouse as the new owner. If any owner is a non-natural person (except in the case of certain grantor trusts), then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of an owner.

The nonqualified policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the policies satisfy all such Code requirements. The provisions contained in the policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

The Federal Defense of Marriage Act currently does not recognize same-sex marriages or civil unions, even those that are permitted under individual state laws. Therefore, exercise of the spousal continuation provisions of this policy or any riders by persons who do not meet the definition of “spouse” under federal law - e.g., civil union partners and same-sex marriage spouses - may have adverse tax consequences. Consult a tax adviser for more information on this subject.

Taxation of Annuities

The following discussion assumes the policy qualifies as an annuity policy for federal income tax purposes.

In General. Code Section 72 governs taxation of annuities in general. We believe that an owner who is an individual will not be taxed on increases in the value of a policy until such amounts are surrendered or distributed. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the policy value, and in the case of a qualified policy, any portion of an interest in the plan, generally will be treated as a distribution. The taxable portion of a distribution is taxable as ordinary income.

Non-Natural Persons. Pursuant to Section 72(u) of the Code, a nonqualified policy held by a taxpayer other than a natural person generally will not be treated as an annuity policy under the Code; accordingly, an owner who is not a natural person

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will recognize as ordinary income for a taxable year the excess, if any, of the policy value over the “investment in the contract”. There are some exceptions to this rule and a prospective purchaser of the policy that is not a natural person should discuss these with a competent tax adviser. A policy owned by a trust using the grantor’s social security number as its taxpayer identification number will be treated as owned by the grantor (natural person) for the purposes of our application of Section 72 of the Code. Consult a tax adviser for more information on how this may impact your policy.

Different Individual Owner and Annuitant

If the owner and annuitant on the policy are different individuals, there may be negative tax consequences to the owner and/or beneficiaries under the policy if the annuitant predeceases the owner including, but not limited, to the assessment of penalty tax and the loss of certain death benefit distribution options. You may wish to consult your legal counsel or tax adviser if you are considering designating a different individual as the annuitant on your policy to determine the potential tax ramifications of such a designation.

Annuity Starting Date

This section makes reference to the annuity starting date as defined in Section 72 of the Code and the applicable regulations. Generally, the definition of annuity starting date will correspond with the definition of annuity commencement date used in your policy and the dates will be the same. However, in certain circumstances, your annuity starting date and annuity commencement date will not be the same date. If there is a conflict between the definitions, we will interpret and apply the definitions in order to ensure your policy maintains its status as an annuity policy for federal income tax purposes. You may wish to consult a tax adviser for more information on when this issue may arise.

Taxation of Annuity Payments

Although the tax consequences may vary depending on the annuity payment option you select, in general, for nonqualified and certain qualified policies, only a portion of the annuity payments you receive will be includable in your gross income.

In general, the excludable portion of each annuity payment you receive will be determined as follows:

•	Fixed payments-by dividing the “investment in the policy” on the annuity starting date by the total expected return under the policy (determined under Treasury regulations) for the term of the payments. This is the percentage of each annuity payment that is excludable.
•	Variable payments-by dividing the “investment in the policy” on the annuity starting date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.

The remainder of each annuity payment is includable in gross income. Once the “investment in the policy” has been fully recovered, the full amount of any additional annuity payments is includable in gross income and taxed as ordinary income.

If you select more than one annuity payment option, special rules govern the allocation of the policy’s entire “investment in the policy” to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise you to consult a competent tax adviser as to the potential tax effects of allocating amounts to any particular annuity payment option.

If, after the annuity starting date, annuity payments stop because an annuitant died, the excess (if any) of the “investment in the policy” as of the annuity starting date over the aggregate amount of annuity payments received that was excluded from gross income may possibly be allowable as a deduction in your tax return.

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Taxation of Surrenders and Partial Withdrawals - Nonqualified Policies

When you surrender your policy, you are generally taxed on the amount that your surrender proceeds exceeds the “investment in the policy,” which is generally your premiums paid (adjusted for any prior surrenders or portions thereof that were not taxable). Partial withdrawals are generally treated first as taxable income to the extent of the excess in the policy over the “investment in the policy.” In general, loans, pledges, and assignments are taxed in the same manner as partial withdrawals and surrenders. All taxable amounts received under a policy are subject to tax at ordinary rather than capital gain tax rates.

If your policy contains an excess interest adjustment feature (also known as a market value adjustment), then your account value immediately before the surrender may have to be increased by any positive excess interest adjustments that result from the surrender. There is, however, no definitive guidance on the proper tax treatment of excess interest adjustments, and you may want to discuss the potential tax consequences of an excess interest adjustment with your tax adviser.

The Code also provides that surrendered earnings may be subject to a penalty tax. The amount of the penalty tax is equal to 10% of the amount that is includable in income. Some surrender withdrawals will be exempt from the penalty tax. They include, among others, any amounts: (1) paid on or after the taxpayer reaches age 59 1⁄2; (2) paid after an owner dies; (3) paid if the taxpayer becomes disabled (as that term is defined in the Code); (4) paid in a series of substantially equal payments made annually (or more frequently) over the life of the taxpayer or the joint life of the taxpayer and the taxpayer’s designated beneficiary; (5) paid under an immediate annuity; or (6) which come from premium payments made prior to August 14, 1982.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You may wish to consult a tax adviser for more information regarding the imposition of penalty tax.

Guaranteed Lifetime Withdrawal Benefits

For policies with a guaranteed lifetime withdrawal benefit the application of certain tax rules, particularly those rules relating to distributions from your policy, are not entirely clear. The tax rules for qualified policies may impact the value of these optional benefits. Additionally, the actions of the qualified plan as contract holder may cause the qualified plan participant to lose the benefit of the guaranteed lifetime withdrawal benefit. In view of this uncertainty, you should consult a tax adviser before purchasing this policy as a qualified policy.

Aggregation

All nonqualified deferred annuity policies that are issued by us (or our affiliates) to the same owner (policyholder) during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner’s income when a taxable distribution occurs. If you are considering purchasing multiple policies from us (or our affiliates) during the same calendar year, you may wish to consult with your tax adviser regarding how aggregation will apply to your policies.

Partial Annuitization

Under a new tax provision enacted in 2010, if part of an annuity policy’s value is applied to an annuity option that provides payments for one or more lives and for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. None of the payment options under the policy is intended to qualify for this “partial annuitization” treatment and, if you apply only part of the value of the policy to a payment option, we will treat those payments as withdrawals for tax purposes.

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Tax-Free Exchanges

Section 1035 of the Code provides that no gain or loss shall be recognized on the exchange of one annuity policy for another annuity contract or a qualified long-term care insurance contract. Generally, an annuity policy issued in an exchange for another annuity policy is treated as new for purposes of the penalty and distribution at death rules.

If the initial contribution is made as a result of an exchange or surrender of another annuity policy, we may require that you provide information relating to the federal income tax status of the previous annuity policy to us.

Revenue Procedure 2011-38 significantly eases the restrictions on partial transfers previously adopted by the IRS. Under Rev. Proc. 2011-38, a partial exchange will be treated as tax-free under Section 1035 of the Code if there are no distributions, from either annuity, within 180 days of the partial 1035 exchange and annuity payments that satisfy the newly enacted partial annuitization rule of Section 72(a)(2) of the code will not be treated as a distribution from either the old or new policy.

Pursuant to interim guidance provided in IRS Notice 2011-68, the IRS confirmed that it is permissible to partially exchange a portion of the cash surrender value of an annuity for a qualified long-term care insurance contract, provided that the requirements of Section 1035 are met. However, further guidance is needed regarding the application of Rev. Proc.

2011-38 to such transfers. Please discuss the tax consequences of any contemplated 1035 exchange transaction with a competent tax adviser.

Medicare Tax

Beginning in 2013, distributions from nonqualified annuity policies will be considered “investment income” for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g., earnings) to individuals, trusts, and estates whose income exceeds certain threshold amounts. While distributions from qualified policies are not subject to tax, such distributions may be includible in income for purposes of determining whether certain Medicare Tax thresholds have been met. As such, distributions from you qualified policy could cause your other investment income to be subject to the tax. Please consult a tax adviser for more information.

Taxation of Surrenders and Partial Withdrawals - Qualified Policies

In the case of a withdrawal under a qualified policy (other than from a deferred compensation plan under Section 457 of the Code), a pro rata portion of the amount you receive is taxable, generally based on the ratio of your “investment in the policy” to your total account balance or accrued benefit under the retirement plan. Your “investment in the policy” generally equals the amount of any non-deductible purchase payments made by you or on your behalf. If you do not have any non-deductible purchase payments, your investment in the contract will be treated as zero.

The IRS has not reviewed this policy for qualification as an IRA, and has not addressed in a ruling of general applicability whether any death benefits available under the policy comport with qualification requirements. The actuarial present value of death and/or living benefit options and riders elected may need to be considered in calculating minimum required distributions. Consult a competent tax adviser before purchasing an optional death benefit.

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In addition, a penalty tax may be assessed on amounts surrendered from the policy prior to the date you reach age 59 1⁄2, unless you meet one of the exceptions to this rule which are similar to the penalty exceptions for distributions from nonqualified policies discussed above. You may also be required to begin taking minimum distributions from the policy by a certain date. The terms of the plan may limit the rights otherwise available to you under the policy.

Taxation of Death Benefit Proceeds

Amounts may be distributed from the policy because of the death of the annuitant. Generally, such amounts should be includable in the income of the recipient: (1) if distributed in a lump sum, these amounts are taxed in the same manner as a surrenders; (2) if distributed via partial withdrawals, these amounts are taxed in the same manner as partial surrenders; or (3) if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

Transfers, Assignments or Exchanges of Policies

A transfer of ownership or assignment of a policy, the designation of an annuitant or payee or other beneficiary who is not also the owner, the selection of certain annuity starting dates, the exchange of a policy and certain other transactions, or a change of annuitant other than the owner, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transfer, assignment, selection, exchange or change should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

Separate Account Charges

It is possible that the IRS may take a position that fees for certain optional benefits (e.g., death benefits other than the Return of Premium death benefit) are deemed to be taxable distributions to you. In particular, the IRS may treat fees associated with certain optional benefits as a taxable surrender, which might also be subject to a tax penalty if the surrender occurs prior to age 59 1⁄2. Although we do not believe that the fees associated with any optional benefit provided under the policy should be treated as taxable surrenders, the tax rules associated with these benefits are unclear, and we advise that you consult your tax adviser prior to selecting any optional benefit under the policy.

Withholding

The portion of any distribution under a policy that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested or made. The amount of withholding varies according to the type of distribution. For qualified policies taxable, “eligible rollover distributions” from Section 401(a) plans, Section 403(a) annuities, Section 403(b) tax-sheltered annuities, and governmental 457 plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution from such a plan, other than specified distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, to nontaxable distributions or if (i) the employee (or employee’s spouse or former spouse as beneficiary or alternate payee) chooses a “direct rollover” from the plan to a tax-qualified plan, IRA, Roth IRA or 403(b) tax-sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions; or (ii) a non-spouse beneficiary chooses a “direct rollover” from the plan to an IRA established by the direct rollover.

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Federal Estate, Gift and Generation-Skipping Transfer Taxes

Beginning in 2013, the federal estate tax, gift tax and generation-skipping transfer (“GST”) tax exemptions and maximum rates are $5,000,000 indexed for inflation (currently $5,250,000) and 40% respectively.

The uncertainty as to how the current law might be modified in coming years underscores the importance of seeking guidance from a competent adviser to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

Federal Estate Taxes. While no attempt is being made to discuss the Federal estate tax implications of the policy in detail, a purchaser should keep in mind that the value of an annuity policy owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity policy, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

Generation-Skipping Transfer Tax. Under certain circumstances, the Code may impose a “generation skipping transfer tax” when all or part of an annuity policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your policy, or from any applicable payment, and pay it directly to the IRS.

Annuity Purchases by Residents of Puerto Rico

The IRS recently announced that income received by residents of Puerto Rico under life insurance or annuity policies issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.

Annuity Policies Purchased by Non-resident Aliens and Foreign Corporations

The discussion above provided general information (but not tax advice) regarding U.S. federal income tax consequences to annuity owners that are U.S. persons. Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner’s country of citizenship or residence. Prospective foreign owners are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation for any annuity policy purchase.

Foreign Account Tax Compliance Act (“FATCA”)

Beginning in 2014, we may be required to withhold at a rate of 30% under FATCA on certain distributions to foreign financial institutions and non-financial foreign entities holding accounts on behalf of and/or the assets of U.S. persons unless the foreign entities provide us with certain certifications regarding their status under FATCA on the applicable IRS forms. Prospective foreign entities are advised to consult with a competent tax adviser regarding the application of FATCA to their particular situation.

Qualified Policies

The qualified policy is designed for use with several types of tax-qualified retirement plans which are briefly described below. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain

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types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59 1⁄2 (subject to certain exceptions), distributions that do not conform to specified commencement and minimum distribution rules, and in other specified circumstances. The distribution rules under Section 72(s) of the Code do not apply to annuities provided under a plan described in Sections 401(a), 403(a), 403(b), 408 or 408A of the Code or to an annuity that is qualified funding asset as defined in the Code Section 130(d) of the Code. Some retirement plans are subject to distribution and other requirements that are not incorporated into the policies or our policy administration procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions, and other transactions with respect to the policies comply with applicable law.

Traditional Individual Retirement Annuities. In order to qualify as a traditional individual retirement annuity under Section 408(b) of the Code, a policy must satisfy certain conditions: (i) the owner must be the annuitant; (ii) the policy generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the policy as collateral security; (iii) subject to special rules, the total premium payments for any calendar year may not exceed the amount specified in the Code for the year, except in the case of a rollover amount or contribution under Section 402(c), 402(e)(6), 403(a)(4), 403(b)(8), 403(b)(10), 408(d)(3) or 457(e)(16) of the Code; (iv) annuity payments or partial surrenders according to the requirements in the IRS regulations must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1⁄2; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the policy value; (vii) the entire interest of the owner is non-forfeitable; and

(viii) the premiums must not be fixed. Policies intended to qualify as traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1⁄2 (unless certain exceptions apply) are subject to a 10% penalty tax.

SIMPLE and SEP IRAs are types of IRAs that allow employers to contribute to IRAs on behalf of their employees. SIMPLE IRAs permit certain small employers to establish SIMPLE plans as provided by section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a specified percentage of compensation. The sponsoring employer is required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRAs are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1⁄2 are subject to a 10 percent penalty tax, which is increased to 25 percent if the distribution occurs within the first two years after the commencement of the employee’s participation in the plan. SEP IRAs permit employers to make contributions to IRAs on behalf of their employees, up to a specified dollar amount for the year and subject to certain eligibility requirements as provided by Section 408(k) of the Code. Distributions from SEP IRAs are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income.

Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA, a traditional IRA or other allowed qualified plan. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax. The ability to make

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cash contributions to Roth IRAs is available to individuals with earned income and whose modified adjusted gross income is under a specified dollar amount for the year. Subject to special rules, the amount per individual that may be contributed to all IRAs (Roth and traditional) is the deductible amount specified in the Code for the year. Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made 5 tax years after the first contribution to any Roth IRA of the individual and made after one of the following attaining age 59 1⁄2, to pay for qualified first time home buyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a penalty tax unless an exception applies. Please note that specific tax ordering rules apply to Roth IRA distributions. Unlike the traditional IRA, there are no minimum required distributions during the owner’s lifetime; however, minimum required distributions at death are generally the same as for traditional IRAs.

Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase policies for their employees are generally excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1⁄2, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship. These rules may prevent the payment of guaranteed withdrawals under a guaranteed lifetime withdrawal benefit prior to age 59 1⁄2. For policies issued after 2008, amounts attributable to non-elective contributions may be subject to distribution restrictions specified in the employer’s section 403(b) plan. Employers using the policy in connection with Section 403(b) plans may wish to consult with their tax adviser.

Pursuant to new tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders you request from a 403(b) policy comply with applicable tax requirements before we process your request. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the policy, and transactions under the policy and any other 403(b) policies or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or record keeper, and other product providers.

Corporate Pension and Profit-Sharing Plans and H.R. 10 Plans. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the policies to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the policy is assigned or transferred to any individual as a means to provide benefit payments. Contributions to and distributions from such plans are limited by the Code and may be subject to penalties.

Deferred Compensation Plans. Section 457 of the Code, while not actually providing for a qualified plan as that term is normally used, provides for

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certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities, and certain affiliates of such entities, and tax exempt organizations. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental Section 457 plans, all such investments, however, are owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-government employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a non-governmental Section 457 plan are taxable and are subject to federal income tax withholding as wages. Contributions to and distributions from such plans are limited by the Code and may be subject to penalties.

Ineligible Owners-Qualified

We currently will not issue new policies to/or for the following plans: 403(a), 403(b), 412(i)/412(e)(3), 419, 457 (we will in certain limited circumstances accept 457(f ) plans), employee stock ownership plans, Keogh/HR-10 plans and any other types of plans at our sole discretion.

Qualified Plan Distribution

For qualified plans under Section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1⁄2 or (ii) retires, and must be made in a specified form or manner. If a participant is a “5 percent owner” (as defined in the Code), or in the case of an IRA (other than a Roth IRA which is not subject to the lifetime required minimum distribution rules), distributions generally must begin no later than April 1 of the year following the calendar year in which the owner (or plan participant) reaches age 70 1⁄2. Each owner is responsible for requesting distributions under the policy that satisfy applicable tax rules. We do not attempt to provide more than general information about the use of the policy with the various types of retirement plans. Purchasers of policies for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the policy.

The Code generally requires that interest in a qualified policy be non-forfeitable. If your policy contains a bonus rider with a recapture, forfeiture, or “vesting” feature, it may not be consistent with those requirements. Consult a tax adviser before purchasing a bonus rider as part of a qualified policy.

You should consult your legal counsel or tax adviser if you are considering purchasing an enhanced death benefit or other optional rider, or if you are considering purchasing a policy for use with any qualified retirement plan or arrangement.

Possible Tax Law Changes

Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation, regulation, or otherwise. You should consult a tax adviser with respect to legal or regulatory developments and their effect on the policy.

We have the right to modify the policy to meet the requirements of any applicable laws or regulations, including legislative changes that could otherwise diminish the favorable tax treatment that annuity policy owners currently receive.

Guaranteed Lifetime Withdrawal Benefits

We may make available, as options under the policy, certain guaranteed lifetime withdrawal and other optional benefits. If your policy contains a guaranteed lifetime withdrawal benefit rider the

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application of certain tax rules, particularly those rules relating to distributions from your policy, are not entirely clear. The tax rules for qualified policies may limit the value of these optional benefits. In view of this uncertainty, you should consult a tax advisor before purchasing a guaranteed lifetime withdrawal benefit rider for a qualified policy.

ADDITIONAL FEATURES

Systematic Payout Option

You can select at any time (during the accumulation phase) to receive regular surrenders (i.e., partial surrenders) from your policy by using the Systematic Payout Option. Under this option, you can receive the greater of (1) or (2), divided by the number of surrenders made per year, where: (1) up to 10% of your premium payments (reduced by prior surrenders in that policy year); and (2) is any gains in the policy. For amounts greater than 10% of your premium payments, you must receive prior Company approval. The amount of your payment is established when you select the option. The amount available is recalculated on each policy anniversary thereafter while the Systematic Payout Option is in effect.

Any payment in excess of the cumulative interest credited at the time of the payment may be subject to an excess interest adjustment.

Systematic surrenders can be made monthly, quarterly, semi-annually, or annually. Each surrender must be at least $50. Monthly and quarterly surrenders must generally be made by electronic funds transfer directly to your checking or savings account.

Keep in mind that surrenders under the Systematic Payout Option may be taxable, and if made before age 59 1⁄2, may be subject to a 10% federal penalty tax. There is no charge for this benefit.

Initial Payment Guarantee

You may only elect to purchase the Initial Payment Guarantee which provides annually stabilized payments that are guaranteed to never be less than a percentage of the initial variable annuity payment at the time you annuitize your policy. You cannot terminate this payment guarantee (or eliminate the charge for it) after you have elected it. The guarantee only applies to variable annuity payments. There is an additional charge for this guarantee.

The Initial Payment Guarantee does not establish or guarantee the performance of any subaccount.

Under the Initial Payment Guarantee, you receive annuity payments that are stabilized—that is, held level throughout each policy year—and are guaranteed to never be less than a percentage of the initial variable annuity payments. The guaranteed percentage is subject to change from time to time; however once you annuitize, the guaranteed percentage will not change during the life of the Initial Payment Guarantee. Contact us for the current guaranteed percentage.

The payment amount is adjusted once each year (on the anniversary of your annuity commencement date) to reflect the investment performance of your selected investment choice(s) over the preceding year (but your payment will not be less than the guaranteed minimum).

Fee. There is a charge for the Initial Payment Guarantee, which is in addition to the base product mortality and expense risk fee and administrative charge. This fee is reflected in the amount of the annuity payments that you receive if you select the Initial Payment Guarantee. It is reflected in the calculation of the annuity unit values (i.e., your payment is “net” the initial payment guarantee fee, mortality and expense risk fee, and administrative charges).

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The Initial Payment Guarantee fee is currently equal to an annual rate of 1.25% of the daily net asset value in the subaccounts. We can change the fee, and you pay whatever the fee is when you annuitize.

Other Terms and Conditions. The Initial Payment Guarantee uses a 5% assumed investment return to calculate your annuity payments. This means that the dollar amount of the annuity payments will remain level if the investment return (net of fees and expenses) exactly equals 5%. The payments will increase if actual investment performance (net of fees and expenses) exceeds the assumed investment return, and decrease if actual performance is below the assumed investment return (but not below the guaranteed level).

Termination. The Initial Payment Guarantee is irrevocable.

The Initial Payment Guarantee may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the Initial Payment Guarantee. The application and operation of the Initial Payment Guarantee are governed by the terms and conditions of the policy itself.

Nursing Care and Terminal Condition Withdrawal Option

No excess interest adjustments (positive or negative) will apply if you make a surrender ($1,000 minimum), under certain circumstances, because you or your spouse has been:

•	confined in a hospital or nursing facility for 30 days in a row after the policy issue date; or
•	diagnosed with a terminal condition after the policy issue date (usually a life expectancy of 12 months or less).

Please note that the excess interest adjustment only applies to amounts withdrawn from the guaranteed period option of the fixed account.

You may exercise this benefit at any time during the accumulation phase. This benefit is also available to the annuitant or annuitant’s spouse if the owner is not a natural person. There is no restriction on the maximum amount you may surrender under this benefit. There is no charge for this benefit.

Like all withdrawals, withdrawals while this rider is in effect also:

•	reduce your policy value;
•	reduce your base policy death benefit and other benefits;
•	may be subject to excess interest adjustment;
•	may be subject to income taxes and federal tax penalties; and
•	may be limited or restricted under certain qualified policies.

This benefit may vary for certain policies, may not be available for all policies, and may not be available in all states.

Unemployment Waiver

No excess interest adjustments (positive or negative) will apply to surrenders after you or your spouse become unemployed in certain circumstances: because you were terminated, laid off, or otherwise lost your job involuntarily. In order to qualify, you (or your spouse, whichever is applicable) must have been:

•	employed full time for at least two years prior to becoming unemployed;
•	employed full time on the policy date;
•	unemployed for at least 60 days in a row at the time of surrender;
•	must have a minimum cash value at the time of surrender of $5,000; and
•	you (or your spouse) must be receiving unemployment benefits.

Please note that the excess interest adjustment only applies to amounts withdrawn from the guaranteed period option of the fixed account.

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You must provide written proof from your State’s Department of Labor, which verifies that you qualify for and are receiving unemployment benefits at the time of surrender.

You may select this benefit at any time (during the accumulation phase) and there is no charge for this benefit.

This benefit is also available to the annuitant or annuitant’s spouse if the owner is not a natural person. There is no charge for this benefit.

There is no restriction on the maximum amount you may surrender under this benefit.

Like all withdrawals, withdrawals while this rider is in effect also:

•	reduce your policy value;
•	reduce your base policy death benefit and other benefits;
•	may be subject to excess interest adjustment;
•	may be subject to income taxes and federal tax penalties; and
•	may be limited or restricted under certain qualified policies.

This benefit may vary for certain policies, may not be available for all policies, and may not be available in all states.

Telephone Transactions

You may generally make certain transactions by telephone upon our receipt of the appropriate authorization.

You will be required to provide certain information for identification purposes when requesting a transaction by telephone and we may record your telephone call. We may also require written confirmation of your request. We will not be liable for losses resulting from telephone requests that we believe are genuine. We reserve the right to revoke your telephone transaction privileges at any time without revoking all owners’ telephone transfer privileges.

Telephone requests must be received while the New York Stock Exchange is open for regular trading to get same-day pricing of the transaction. We may discontinue this option at any time.

We may deny the telephone transaction privileges to market timers and frequent or disruptive traders.

We cannot guarantee that telephone transactions will always be available. For example, our offices may be closed during severe circumstances or other emergencies. There may be interruptions in service beyond our control, and if the volume of calls is unusually high, we might not have anyone available, or lines available, to take your call. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability in all circumstances.

Dollar Cost Averaging Program

During the accumulation phase, you may instruct us to automatically make transfers into one or more variable subaccounts in accordance with your allocation instructions. This is known as Dollar Cost Averaging. While Dollar Cost Averaging buys more accumulation units when prices are low and fewer accumulation units when prices are high, it does not guarantee profits or assure that you will not experience a loss.

There are two Dollar Cost Averaging programs available under your policy:

•

Traditional—You may specify the dollar amount to be transferred or the number of transfers. Transfers will begin as soon as the program is started. A minimum of $500 per transfer is required. The minimum number of transfers is 6 monthly or 4 quarterly, and the maximum is 24 monthly or

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8 quarterly. You can elect to transfer from either the fixed account or money market (see the Dollar Cost Averaging election form).
•	Special—You may only elect either a six or twelve month program. Transfers will begin as soon as the program is started. You cannot transfer from another investment choice into a Special Dollar Cost Averaging program. This program is only available for new premium, requires transfers from a fixed source, and may credit a higher or lower interest rate than a traditional program. A minimum of $500 per transfer is required ($3,000 or $6,000 to start a 6-month or 12-month program, respectively).

A Dollar Cost Averaging program will begin once we have received in good order all necessary information and the minimum required amount. See also Section

11. OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order. Please note: Dollar Cost Averaging programs will not begin on the 29th, 30th, or 31st. If a program would have started on one of those dates, it will start on the 1st business day of the following month. If we receive additional premium payments while a Dollar Cost Averaging program is running, absent new instructions to the contrary, the amount of the Dollar Cost Averaging transfers will increase, but the length of the Dollar Cost Averaging program will not.

NOTE CAREFULLY:

IF:

•	we do not receive all necessary information to begin an initial Dollar Cost Averaging program within 30 days of allocating the minimum required amount to a Dollar Cost Averaging program; or
•	we do not receive the minimum required amount to begin an initial Dollar Cost Averaging program within 30 days of allocating an insufficient amount;

THEN:

•	any amount in a fixed source will be transferred to the money market investment choice; and
•	any amount in a variable source will remain in that variable investment choice; and
•	new instructions will be required to begin a Dollar Cost Averaging program.

IF:

•	we receive additional premium payments after a Dollar Cost Averaging program is completed and the additional premium meets the minimum requirements to start a Dollar Cost Averaging program;

THEN:

•	the additional premium payments will be allocated according to the current payment allocations at the time and will not reactivate a completed Dollar Cost Averaging program. (New Dollar Cost Averaging instructions are required to start a new Dollar Cost Averaging program once the previous Dollar Cost Averaging program has completed.)

IF:

•	we receive additional premium payments after a Dollar Cost Averaging program is completed, and the additional premium does not meet the minimum requirements to start a Dollar Cost Averaging program;

THEN:

•	we will, absent new instructions to the contrary, allocate the additional premium among the subaccounts as identified in the previous Dollar Cost Averaging program.

IF:

•	you discontinue a Dollar Cost Averaging program before its completion;

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THEN:

•	we will, absent new instructions to the contrary, transfer any remaining balance directly into the subaccounts in the Dollar Cost Averaging instructions.

You should consider your ability to continue a Dollar Cost Averaging program during all economic conditions.

Transfers from a Dollar Cost Averaging fixed source are not subject to an excess interest adjustment.

A Dollar Cost Averaging program can be used in conjunction with the Retirement Income MaxSM Rider (subject to any investment restrictions involving the source).

There is no charge for this benefit.

The Dollar Cost Averaging Program may vary for certain policies, may not be available for all policies, and may not be available in all states. See your policy for availability of the fixed account options.

Asset Rebalancing

During the accumulation phase you can instruct us to automatically rebalance the amounts in your subaccounts to maintain your desired asset allocation. This feature is called Asset Rebalancing and can be started and stopped at any time. However, we will not rebalance if you are in the Dollar Cost Averaging program or if any other transfer is requested. If a transfer is requested, we will honor the requested transfer and discontinue Asset Rebalancing. New instructions are required to start Asset Rebalancing. Asset Rebalancing ignores amounts in the fixed account. You can choose to rebalance monthly, quarterly, semi-annually, or annually. Asset Rebalancing can be used in conjunction with the Retirement Income MaxSM Rider. There is no charge for this benefit.

Retirement Income MaxSM Rider

You may elect to purchase the optional Retirement Income MaxSM rider which, provides you with: (1) a guaranteed lifetime withdrawal benefit; and (2) an opportunity for increases in the rider withdrawal amount. This rider is available during the accumulation phase, and requires that you allocate 100% of your policy value in certain designated investment choices which are designed to help manage the Company’s risk and support the guarantees under the rider. The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax advisor before electing the Retirement Income MaxSM rider for a qualified policy. The guaranteed lifetime withdrawal benefit is based on our claims-paying ability.

Retirement Income MaxSM – Base Benefit

Under this benefit, you can receive up to the rider withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary because your policy value goes to zero by other than an excess withdrawal, as payments from us for life), starting with the rider year immediately following the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday and lasting until the annuitant’s (or surviving spouse’s if the joint life option is elected) death (unless your withdrawal base is reduced to zero because of an “excess withdrawal”; see Withdrawal Base Adjustments, below). A rider year begins on the rider date and thereafter on each anniversary of that date.

Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion.

See the “Appendix - Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.

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Please note:

•	You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.
•	We have designed this rider to allow for withdrawals from your policy value each rider year that are less than or equal to the rider withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the rider withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantee provided by the rider.
•	The longer you wait to start making withdrawals under the benefit, the less time you have to benefit from the guarantee because of decreasing life expectancy as you age. On the other hand, the longer you wait to begin making withdrawals, the higher your withdrawal percentage may be, the higher the withdrawal base due to growth may be, and the more opportunities you will have to lock in a higher withdrawal base. You should carefully consider when to begin making withdrawals. There is a risk that you will not begin making withdrawals at the most financially beneficial time for you.
•	Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the rider withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.
•	All policy value must be allocated to a limited number of specified funds. You should consult with your registered representative to assist you in determining whether these certain investment options are suited for your financial needs and risk tolerance.
•	Any amount of withdrawals in any rider year that are in excess of the rider withdrawal amount are excess withdrawals.
•	An excess withdrawal may impact the withdrawal base on a greater than dollar-for-dollar basis and may cause you to lose the benefit of this rider.
•	Upon the death of the annuitant (or the death of the surviving spouse if the joint option is elected and the surviving spouse was eligible to and elected to continue the policy), the Retirement Income MaxSM rider terminates and all benefits thereunder cease.

Like all withdrawals, withdrawals while this rider is in effect also:

•	reduce your policy value;
•	reduce your base policy death benefit and other benefits;
•	may be subject to excess interest adjustments;
•	may be subject to income taxes and federal tax penalties; and
•	may be limited or restricted under certain qualified policies.

Rider Withdrawal Amount. You can withdraw up to the rider withdrawal amount in any rider year (after age 59) from your policy value without causing an excess withdrawal. See Withdrawal Base Adjustments below.

The rider withdrawal amount is zero if the annuitant (or the annuitant’s spouse if younger and the joint life option is elected) is not 59 years old on the rider date and remains zero until the first day of the rider year after the annuitant’s (or the annuitant’s spouse’s if younger and the joint life option is elected) 59th birthday. If the annuitant (or the annuitant’s spouse if younger and the joint life option is elected) is at least 59 years old on the rider date, then the rider withdrawal amount is equal to the withdrawal base multiplied by the withdrawal percentage (see below).

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For qualified policies: If the plan participant (generally the annuitant) is at least 70 1⁄2 years old, the rider withdrawal amount for that rider year (and each subsequent rider year) is equal to the greater of:

•	the rider withdrawal amount described above; or
•	an amount equal to any minimum required distribution amount (for the tax year on that rider anniversary) calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, (prior to the first rider anniversary we use the policy value on the rider date and thereafter we use the policy value on the date prescribed by the IRS) and (4) amounts from the current calendar year (no carry-over from past years).

Only amounts calculated as set forth above can be used as the rider withdrawal amount. If the minimum required distribution amount (determined as set forth above) exceeds the rider withdrawal amount, the excess will not be treated as an excess withdrawal under the rider. See “Appendix - Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” for an example showing the effect of a minimum required distribution amount.

If your policy value reaches zero:

•	due to a non-excess withdrawal, then you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to receive benefits guaranteed by this rider after your policy value reaches zero, (i.e., payments of the rider withdrawal amount for life) you must select the amount and frequency of future payments. Once selected, the amount and frequency cannot be changed.
•	due to an excess withdrawal, then this rider terminates (as does the policy).

Please note:

•	If the rider is added prior to the annuitant’s 59th birthday, the rider withdrawal amount will be zero until the beginning of the rider year after the annuitant’s 59th birthday, however, you will still be charged a rider fee prior to this time.
•	You cannot carry over any portion of your rider withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the entire rider withdrawal amount during a rider year, you cannot take more than the rider withdrawal amount in the next rider year and maintain the rider’s guarantees.
•	Excess withdrawals may cause you to lose the benefit of the rider.
•	All policy value must be allocated to a limited number of specified funds. (See Designated Investment Options.)

Withdrawal Percentage. We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the annuitant’s age (or the annuitant’s spouse’s age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant’s spouse’s if younger and the joint life option is elected) 59th birthday. The withdrawal percentage is as follows:

Age at time of first withdrawal	Withdrawal Percentage— Single Life Option	Withdrawal Percentage— Joint Life Option
0-58	0.0%	0.0%
59-64	4.30%	3.80%
65-79	5.30%	4.80%
≥80	6.30%	5.80%

Please note, once established, the withdrawal percentage will not generally increase even though the annuitant’s age increases except in certain instances involving automatic step-ups.

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Withdrawal Base. We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value. During any rider year, the withdrawal base is equal to the withdrawal base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent withdrawal base adjustments due to excess withdrawals.

Please note:

•	We determine the withdrawal base solely to calculate the rider withdrawal amount and rider fee. Your withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.
•	Because the withdrawal base is generally equal to the policy value on the rider date, the rider withdrawal amount may be lower if you delay electing the rider and the policy value decreases before you elect the rider.

On each rider anniversary, the withdrawal base will equal the greatest of:

•	current withdrawal base;
•	the withdrawal base immediately before the rider anniversary, increased by the growth credit, if any (see “Growth” below);
•	the policy value on any monthiversarySM, (the same day of the month as the rider date, or the next business day if our Administrative Office or the New York Stock Exchange are closed) including the current rider anniversary (see Automatic Step-Up below).

See “Appendix - Hypothetical Example of the Withdrawal Base Calculation - Retirement Income MaxSM Rider” which illustrates the hypothetical example of the withdrawal base calculation.

Growth. On each of the first ten rider anniversaries, we will add an annual growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The annual growth credit is equal to 5.0% of the withdrawal base immediately before the rider anniversary (i.e., withdrawal base x 0.05).

Please note: Because a withdrawal will eliminate a potential growth credit for that rider year, you should consider your need or possible need to take withdrawals within the first 10 rider years in deciding whether to purchase the rider.

Automatic Step-Up. On each rider anniversary, we will automatically step-up the withdrawal base to an amount equal to the greater of (1) the highest policy value on any monthiversarySM during the preceding rider year, if no excess withdrawal occurred, or (2) the policy value on the rider anniversary. If neither value is greater than the current withdrawal base, or the withdrawal base is increased by any growth percentage, no automatic step-up will occur. The withdrawal percentage (as indicated in the withdrawal percentage table) will also increase if you have crossed into another age band prior to the automatic step-up. Please note, the increase is part of the automatic step-up and if no automatic step-up occurs then there will be no withdrawal percentage increase.

On each rider anniversary the rider fee percentage may increase (or decrease) up to 75 basis points (0.75%) at the time of any automatic step-up (but will not exceed the maximum rider fee percentage in the fee table), i.e., the rider fee percentage is reset to the rider fee percentage then associated with newly issued riders.

Automatic Step-Up Opt Out. Each time an automatic step-up results in a rider fee percentage increase, you have the option to reject the automatic step-up and reinstate the withdrawal base, withdrawal percentage, and rider fee percentage to their respective amounts immediately before the automatic step-up, provided that you do so within 30 days after the rider anniversary on which the

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automatic step-up occurred. We must receive your rejection (each time you elect to opt out), in good order, at our Administrative Office within the same 30 day period after the rider anniversary on which the automatic step-up occurred. Opting out of one step-up does not operate as an opt-out of any future step-ups.

Withdrawal Base Adjustments. Cumulative gross partial withdrawals up to the rider withdrawal amount in any rider year will not reduce the withdrawal base. Any amount of gross partial withdrawals in excess of the rider withdrawal amount in any rider year (“excess withdrawals”) will reduce the withdrawal base, however, by the greater of the dollar amount of the excess withdrawal (if the policy value is greater than the withdrawal base) or a pro rata amount (in proportion to the reduction in the policy value when the policy value is less than the withdrawal base), possibly to zero. If an excess withdrawal reduces the policy value to zero, this rider will terminate. Withdrawal base adjustments occur immediately following excess withdrawals. See “Appendix - Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the withdrawal base by a pro rata amount. The effect of an excess withdrawal is amplified if the policy value is less than the withdrawal base.

Please Note: We do not monitor for, or notify you of, excess withdrawals. If you take regular or scheduled withdrawals please pay particular attention to any excess withdrawal because your otherwise regular or scheduled non-excess withdrawals may thereafter all be excess withdrawals that reduce or eliminate your benefit on an accelerated basis.

Designated Investment Options. If you elect this rider, you must designate 100% of your policy value into one or more of the designated investment options:

TA AEGON Tactical Vanguard ETF - Conservative - Service Class

TA AEGON Tactical Vanguard ETF - Balanced - Service Class

TA AEGON Money Market - Service Class

TA AEGON U.S. Government Securities - Service Class

TA Asset Allocation - Conservative - Service Class

TA Asset Allocation - Moderate - Service Class

TA JPMorgan Core Bond - Service Class

TA JPMorgan Tactical Allocation - Service Class

TA Legg Mason Dynamic Allocation - Balanced - Service Class

TA PIMCO Real Return TIPS - Service Class

TA PIMCO Total Return - Service Class

TA Vanguard ETF - Balanced - Service Class

TA Vanguard ETF - Conservative - Service Class

Fixed Account

Transfers between the designated investment options are allowed as permitted under the policy; however, you cannot transfer any amount (or allocate premium payments) to any non-designated investment option. Within 30 days following the fifth rider anniversary (and each successive fifth rider anniversary), you can terminate this rider. Starting the next business day, you may transfer (or allocate premium payments) to a non-designated investment option. Terminating the rider will result in losing all your benefits under the rider.

Please note:

•	The earliest you can transfer (or allocate premium payments) to a non-designated investment option is the first business day after the fifth rider anniversary. You will be required to terminate the rider first (and lose its benefits).
•	We can eliminate a designated investment option at any time. If this occurs, then a policy owner will be required to reallocate values in the affected designated investment options to other designated investment options that meet the allocation requirements.

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Retirement Income MaxSM – Joint Life Option

If you elect this rider, then you can also elect to postpone termination of the rider until the later of the annuitant or annuitant’s spouse’s death (only if the annuitant’s spouse is eligible to and elects to continue the policy). If you elect the Joint Life option, then the withdrawal percentage (used to calculate the rider withdrawal amount) is lower.

Please note:

•	The annuitant’s spouse must be either a joint owner along with the annuitant or the sole primary beneficiary (and there is no joint owner), if you elect this option.
•	A former spouse of the annuitant cannot continue to keep the policy in force if no longer married to the annuitant at the time of the annuitant’s death. In that event, the rider will terminate and no additional withdrawals under the rider will be permitted.
•	The annuitant’s spouse for purposes of this rider cannot be changed to a new spouse.
•	The rider withdrawal percentage is based on the age of the younger of the annuitant and annuitant’s spouse, if you elect this option.
•	The withdrawal percentage for each “age at the time of the first withdrawal” is lower if you elect this option.

Retirement Income MaxSM Rider Fees

Retirement Income MaxSM. The rider fee is calculated on the rider date and at the beginning of each rider quarter. The rider fee will be adjusted for any premium additions and excess withdrawals. It will be deducted automatically from your policy value at the end of each rider quarter.

On an annual basis, in general terms, the rider fee is the “rider fee percentage” (see the Fee Table) times the withdrawal base.

Specifically, the quarterly fee is calculated by multiplying (A) by (B) multiplied by (C), where:

(A)	is the withdrawal base;
(B)	is the rider fee percentage; and
(C)	is the number of (remaining) days in the rider quarter divided by the total number of days in the applicable rider year.
Example 1: Calculation at rider issue for first quarter rider fee assuming an initial withdrawal base of $100,000.
=100,000*0.0125*(91/365)
=1,250*(91/365)
=$311.64

We will assess a prorated rider fee upon termination of the rider for the period beginning on the first day of the most recent rider quarter and ending on the date of termination.

On each rider anniversary the rider fee percentage may increase (or decrease) at the time of an automatic step-up. Each time an automatic step-up results in a rider fee percentage increase, you will have the option to reject the automatic step-up and reinstate the withdrawal base and rider fee percentage to their respective amounts immediately before the automatic step-up (adjusted for any subsequent premium payments or withdrawals), provided that you do so within 30 calendar days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection, in good order, at our Administrative Office within the 30 day period after the rider anniversary on which the automatic step-up occurred.

Please note regarding the rider fee:

•	Because the rider fee is a percentage of the withdrawal base, it could be a much higher percentage of your policy value, particularly in the event that your policy value decreases significantly.
•	Because the rider fee is a percentage of the withdrawal base, the amount of the rider fee we deduct will increase if the withdrawal base increases (although the percentage(s) may remain the same).

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Rider Fee Adjustment for Premium Payments and Excess Withdrawals. A rider fee adjustment will be calculated for subsequent premium payments and excess withdrawals because these events will change the withdrawal base. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.

Example 2: Calculation for first quarter fee assuming initial withdrawal base from Example 1 above, plus an adjustment for an additional premium payment of $10,000 made with 20 days remaining in the first rider quarter. The withdrawal base change equals $10,000.

The Fee adjustment is:

=10,000*0.0125*(20/365)

=125*(20/365)

=$6.85

Total fee assessed at the end of the first rider quarter (assuming no further rider fee adjustments):

=6.85 + 311.64

=$318.49

We will also deduct all rider fees pro rata upon full surrender of the policy or other termination of the rider.

Retirement Income MaxSM Rider Issue Requirements

The Company will not issue the Retirement Income MaxSM rider unless:

•	the annuitant is not yet age 86 (lower if required by state law);
•	the annuitant is also an owner (except in the case of non- natural owners);
•	there are no more than two owners; and
•	if the joint life option is elected, the annuitant’s spouse is also not yet 86 (lower if required by state law) and (1) is a joint owner along with the annuitant or (2) is the sole primary beneficiary (and there is no joint owner).

Termination

The Retirement Income MaxSM rider will terminate upon the earliest of the following:

•	the date we receive written notice from you requesting termination of the rider if such notice is received by us during the 30 days following the fifth rider anniversary or every fifth rider anniversary thereafter;
•	the death of the annuitant (or if the joint life option was elected, the death of the annuitant’s spouse if that spouse was eligible to and elected to continue the policy as the surviving spouse);
•	annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your rider withdrawal amount);
•	the date the policy to which this rider is attached is assigned or if the owner is changed without our approval;
•	the date an excess withdrawal reduces your policy value to zero; or
•	termination of your policy.

Please note: This rider terminates upon annuitization and there is a maximum annuity commencement date at which time your policy will be annuitized according to its terms. However, if you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments which are at least equal to your rider withdrawal amount. Please contact us for more information concerning your options.

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The Retirement Income MaxSM rider and additional options may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the Retirement Income MaxSM rider.

OTHER INFORMATION

Ownership

You, as owner of the policy, exercise all rights under the policy. You can generally change the owner at any time by notifying us in writing at our Administrative Office. There may be limitations on your ability to change the ownership of a qualified plan. An ownership change may be a taxable event.

Beneficiary

The beneficiary designation will remain in effect until changed. The owner may change the designated beneficiary by sending written notice to the Company. The beneficiary’s consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) The change will take effect as of the date the owner signs the written notice, whether or not the owner is living when the notice is received by the Company. The Company will not be liable for any payment made before the written notice is received in our Administrative Office. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If, upon the death of the annuitant, there is a surviving owner(s), then the surviving owner(s) automatically takes the place of any beneficiary designation.

Right to Cancel Period

You may return your policy for a refund, but only if you return it within a prescribed period, which is generally 10 days after you receive the policy (for replacements the right cancel period is generally 30 days), or whatever longer time may be required by state law. The amount of the refund will generally be the premiums paid plus or minus accumulated gains or losses in the separate account. You bear the risk of any decline in policy value during the right to cancel period. However, if state law requires, we will refund your original premium payment(s). We will pay the refund within seven days after we receive in good order within the applicable period at our Administrative Office, written notice of cancellation and the returned policy. The policy will then be deemed void.

Assignment

You can also generally assign the policy any time during your lifetime. We will not be bound by the assignment until we receive written notice of the assignment in good order at our Administrative Office and approve it. We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of the State insurance commissioner, to require that an assignment will be effective only upon acceptance by us, and to refuse assignments or transfers at any time on a non-discriminatory basis. We will not be liable for any payment or other action we take in accordance with the policy before we approve the assignment. There may be limitations on your ability to assign a qualified policy. An assignment may have tax consequences.

Sending Forms and Transaction Requests in Good Order

We cannot process your requests for transactions relating to the policy until they are received in good order. “Good order” means the actual receipt of the instructions relating to the requested transaction in

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writing (or, when appropriate, by telephone or electronically), along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes, to the extent applicable to the transaction: your completed application; the policy number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Subaccounts affected by the requested transaction; the signatures of all policy owners (exactly as registered on the Policy) if necessary; Social Security Number or Taxpayer I.D.; and any other information or supporting documentation that we may require, including any spousal or joint owner’s consents. With respect to purchase requests, “good order” also generally includes receipt of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.

“Received” or receipt in good order generally means that everything necessary must be received by us, at our Administrative Office specified in the Glossary of Terms. However, in certain cases where applications or transaction requests are transmitted electronically through or by a broker/dealer, “receipt” can mean the point in time when the application or transaction request is electronically transmitted by the broker/dealer (or other financial intermediary), provided that we actually receive the application or transaction request promptly and in good order. We reserve the right to reject electronic transactions that do not meet our requirements.

Regulatory Modifications to Policy

We reserve the right to amend the policy or any riders attached thereto as necessary to comply with specific direction provided by state or federal regulators, through change of law, rule, regulation, bulletin, regulatory directives or agreements.

Certain Offers

We may pay you more than your current cash value for your voluntary participation in certain offerings. We will notify you of the terms of any such offers.

Mixed and Shared Funding

Before making a decision concerning the allocation of premium payments to a particular subaccount, please read the prospectuses for the underlying fund portfolios. The underlying fund portfolios are not limited to selling their shares to this separate account and can accept investments from any insurance company separate account or qualified retirement plan. Since the underlying fund portfolios are available to registered separate accounts offering variable annuity products of the Company, as well as variable annuity and variable life products of other insurance companies, and qualified retirement plans, there is a possibility that a material conflict may arise between the interests of this separate account and one or more of the other separate accounts of another participating insurance company. In the event of a material conflict, the affected insurance companies, including the Company, agree to take any necessary steps to resolve the matter. This may include removing their separate accounts from the underlying fund portfolios. See the underlying fund portfolios prospectuses for more details.

Exchanges and Reinstatements

You can generally exchange one annuity policy for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. Remember that if you exchange another annuity for the one described in this prospectus, then you may pay a surrender charge on the other annuity and other charges may be higher (or lower) and the benefits under this annuity may be different. You should not exchange another annuity for this one unless you determine, after knowing all the facts, that

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the exchange is in your best interest and not just better for the person trying to sell you this policy (that person will generally earn a commission if you buy this policy through an exchange or otherwise).

You may surrender your policy and transfer your money directly to another life insurance company (sometimes referred to as a 1035 Exchange or a trustee-to-trustee transfer). You may also ask us to reinstate your policy after such a transfer and in certain limited circumstances we will allow you to do so by returning the same total dollar amount of funds to the applicable investment choices. The dollar amount will be used to purchase new accumulation units at the then current price. Because of changes in market value, your new accumulation units may be worth more or less than the units you previously owned. We recommend that you consult a tax professional to explain the possible tax consequences of exchanges and/or reinstatements.

Voting Rights

To the extent required by law, the Company will vote all shares of the underlying fund portfolios held in the separate account in accordance with instructions we receive from you and other owners that have voting interests in the portfolios. We will send you and other owners requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in proportion to those instructions. Accordingly, it is possible for a small number of policy owners (assuming there is a quorum) to determine the outcome of a vote, especially if they have large policy values. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.

Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate portfolio.

Abandoned or Unclaimed Property

Every state has unclaimed property laws that generally provide for escheatment to the state of unclaimed property (including proceeds of annuity, life and other insurance policies) under various circumstances. In addition to the state unclaimed property laws, we may be required to escheat property pursuant to regulatory demand, finding, agreement or settlement. To help prevent such escheatment, it is important that you keep your contact and other information on file with us up to date, including the names, contact information and identifying information for owners, insureds, annuitants, beneficiaries and other payees. Such updates should be communicated in a form and manner satisfactory to us.

Legal Proceedings

We, like other life insurance companies, are subject to regulatory and legal proceedings, including class action lawsuits, in the ordinary course of our business. Such legal and regulatory matters include proceedings specific to us and other proceedings generally applicable to business practices in the industry in which we operate. In some lawsuits and regulatory proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation or regulatory proceeding cannot be predicted with certainty, at the present time, we believe that there are no pending or threatened proceedings or lawsuits that are likely to have a material adverse impact on the separate account, on TCI’s ability to perform under its principal underwriting agreement, or on our ability to meet our obligations under the policy.

We are currently being audited on behalf of multiple states’ treasury and controllers’ offices for compliance with laws and regulations concerning the identification, reporting and escheatment of unclaimed benefits or abandoned funds. The audits

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focus on insurance company processes and procedures for identifying unreported death claims, and their use of the Social Security Master Death File to identify deceased policy and contract holders. In addition, we are the subject of multiple state Insurance Department inquiries and market conduct examinations with a similar focus on the handling of unreported claims and abandoned property. The audits and related examination activity may result in additional payments to beneficiaries, escheatment of funds deemed abandoned, administrative penalties and changes in our procedures for the identification of unreported claims and handling of escheatable property. We do not believe that any regulatory actions or agreements that result from these examinations will have a material adverse impact on the separate account, on TCI’s ability to perform under its principal underwriting agreement, or on our ability to meet our obligations under the policy.

Transamerica Life Insurance Company

Transamerica Life Insurance Company was incorporated under the laws of the State of Iowa on April 19, 1961 as NN Investors Life Insurance Company, Inc. It is engaged in the sale of life and health insurance and annuity policies. The Company is a wholly-owned indirect subsidiary of Transamerica Corporation which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of Transamerica Corporation is indirectly owned by AEGON N.V. of The Netherlands, the securities of which are publicly traded. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. The Company is licensed in the District of Columbia, Guam, Puerto Rico, the U.S. Virgin Islands, and all states except New York.

All obligations arising under the policies, including the promise to make annuity payments, are general corporate obligations of the Company. Accordingly,

no financial institution, brokerage firm or insurance agency is responsible for the financial obligations of the Company arising under the policies.

Financial Condition of the Company

We pay benefits under your policy from our general account assets and/or from your policy value held in the separate account. It is important that you understand that payments of the benefits depend upon certain factors discussed below.

Assets in the Separate Account. You assume all of the investment risk for your policy value that is allocated to the subaccounts of the separate account. Your policy value in those subaccounts constitutes a portion of the assets of the separate account. These assets are segregated and insulated from our general account, and may not be charged with liabilities arising from any other business that we may conduct.

Assets in the General Account. You also may be permitted to make allocations to guaranteed period options of the fixed account, which are supported by the assets in our general account. Any guarantees under a policy that exceed policy value, such as those associated with any lifetime withdrawal benefit riders and any optional death benefits, are paid from our general account (and not the separate account). Therefore, any amounts that we may be obligated to pay under the policy in excess of policy value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. The assets of the separate account, however, are also available to cover the liabilities of our general account, but only to the extent that the separate account assets exceed the separate account liabilities arising under the policies supported by it.

We issue other types of insurance policies and financial products as well, and we also pay our obligations under these products from our assets in the general account.

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Our Financial Condition. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our general account. In order to meet our claims-paying obligation we monitor our reserves so that we hold sufficient amounts to cover actual or expected policy and claims payments. However, it is important to note that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our general account assets, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in market value of these investments.

How to Obtain More Information. We encourage both existing and prospective policy owners to read and understand our financial statements. We prepare our financial statements on a statutory basis. Our financial statements, which are presented in conformity with accounting practices prescribed or permitted by the Iowa Department of Commerce, Insurance Division as well as the financial statements of the separate account—are located in the statement of Additional Information (SAI). For a free copy of the SAI, simply call or write us at the phone number or address of our Administrative Office referenced in this prospectus. In addition, the SAI’s available on the SEC’s website at http://www.sec.gov. Our financial strength can be found on our website.

The Separate Account

The Company established a separate account, called Separate Account VA B, under the laws of the State of Iowa on January 19, 1990. The policies were previously issued through Separate Account VA M. Effective close of business April 30, 2013, Separate Account VA M was consolidated into Separate Account VA B. The separate account receives and invests the premium payments that are allocated to it for investment in shares of the underlying fund portfolios.

The separate account is registered with the SEC as a unit investment trust under the 1940 Act. However, the SEC does not supervise the management, the investment practices, or the policies of the separate account or the Company. Income, gains and losses (whether or not realized), from assets allocated to the separate account are, in accordance with the policies, credited to or charged against the separate account without regard to the Company’s other income, gains or losses.

The assets of the separate account are held in the Company’s name on behalf of the separate account and belong to the Company. However, those assets that underlie the policies are not chargeable with liabilities arising out of any other business the Company may conduct. The separate account may include other subaccounts that are not available under these policies.

Separate Account Consolidation

Effective on April 30, 2013 after the close of business, Transamerica Life Insurance Company consolidated Separate Account VA M with Separate Account VA B, with Separate Account VA B being the surviving Separate Account after such consolidation (the “Consolidation”). The Consolidation did not affect the terms of, or the rights and obligations under your policy, other than to reflect the change to the name of the separate account. The number of accumulation units, the accumulation unit values for the subaccounts in which you invest and the subaccounts available under the policy did not change as a result of the Consolidation. Your policy value immediately after the Consolidation was the same as the value

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immediately before the Consolidation. The Consolidation did not result in any adverse tax consequences for any policy owners. Until we amend all forms related to the policies, some forms may still refer to the prior name of the separate account.

The Funds

At the time you purchase your policy, you may allocate your premium to subaccounts. These are subdivisions of our separate account, an account that keeps your policy assets separate from our company assets. The subaccounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your investment professional even though they may have similar investment strategies and the same portfolio managers. Each underlying fund portfolio has varying degrees of investment risk. Underlying fund portfolios are also subject to separate fees and expenses such as management fees and operating expenses. “Master-feeder” or “fund of funds” invest substantially all of their assets in other funds and will therefor bear a pro-rata share of fees and expenses incurred by both funds. This will reduce your investment return. Read the underlying fund portfolio prospectuses carefully before investing. We do not guarantee the investment results of any underlying fund portfolio. Certain underlying fund portfolios may not be available in all states and in all share classes. Please see “Appendix - Portfolios Associated with the Subaccounts” for additional information.

Distribution of the Policies

Distribution and Principal Underwriting Agreement. We have entered into a principal underwriting agreement with our affiliate, Transamerica Capital, Inc. (TCI), for the distribution and sale of the policies. We pay commissions to TCI which are passed through to selling firms. (See below). We also pay TCI an “override” that is a percentage of total commissions paid on sales of our policies which is not passed through to the selling firms and we may reimburse TCI for certain expenses it incurs in order to pay for the distribution of the policies. TCI markets the policies through bank affiliated firms, national brokerage firms, regional and independent broker-dealers and independent financial planners.

Compensation to Broker-Dealers Selling the Policies. The policies are offered to the public through broker-dealers (“selling firms”) that are licensed under the federal securities laws; the selling firm and/or its affiliates are also licensed under state insurance laws. The selling firms have entered into written selling agreements with us and with TCI as principal underwriter for the policies. We pay commissions through TCI to the selling firms for their sales of the policies.

A limited number of affiliated and unaffiliated broker-dealers may also be paid commissions and overrides to “wholesale” the policies, that is, to provide sales support and training to sales representatives at the selling firms. We also provide compensation to a limited number of broker-dealers for providing ongoing service in relation to the policies that have already been purchased.

There are no commissions paid on premium payments, however, an annual continuing fee based on policy values will be paid to the selling firms. These commissions are not deducted from premium payments.

To the extent permitted by Financial Industry Regulatory Authority (FINRA) rules, TCI may pay (or allow other broker-dealers to provide) promotional incentives or payments in the form of cash or non-cash compensation or reimbursement to some, but not all, selling firms and their sales representatives. These arrangements are sometimes referred to as “revenue sharing” arrangements and are described further below.

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The sales representative who sells you the policy typically receives a portion of the compensation we (and our affiliates) pay to the selling firms, depending on the agreement between the selling firm and its registered representative and the firm’s internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about the compensation your sales representative, and the selling firm that employs your sales representative, may receive in connection with your purchase of a policy. Also inquire about any revenue sharing arrangements that we and our affiliates may have with the selling firm, including the conflicts of interests that such arrangements may create.

You should be aware that a selling firm or its sales representatives may receive different compensation or incentives for selling one product over another. In some cases, these differences may create an incentive for the selling firm or its sales representatives to recommend or sell this policy to you. You may wish to take such incentives into account when considering and evaluating any recommendation relating to the policies.

Special Compensation Paid to Affiliated Firms. We and/or our affiliates provide paid-in capital to TCI and pay the cost of TCI’s operating and other expenses, including costs for facilities, legal and accounting services, and other internal administrative functions. We and/or our affiliates also provide TCI with a percentage of total commissions paid on sales of our policies and provide TCI with capital payments that are not contingent on sales.

TCI’s registered representatives and supervisors may receive non-cash compensation, such as attendance at conferences, seminars and trips (such as travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items, payments, loans, loan forgiveness or loan guarantees.

Additional Compensation That We, TCI and/or Our Affiliates Pay to Selected Selling Firms. TCI, in connection with the sales of the policies, may pay certain selling firms additional cash amounts for “preferred product” treatment of the policies in their marketing programs in order to receive enhanced marketing services and increased access to their sales representatives. In exchange for providing TCI with access to their distribution network, such selling firms may receive additional compensation or reimbursement for, among other things, the hiring and training of sales personnel, marketing, sponsoring of conferences, meetings, seminars, events, and/or other services they provide to us and our affiliates. To the extent permitted by applicable law, TCI and other parties may provide the selling firms with occasional gifts, meals, tickets or other non-cash compensation as an incentive to sell the policies. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may differ among selling firms.

Special compensation arrangements are calculated in different ways by different selling firms and may be based on past or anticipated sales of the policies and other criteria. For instance, in 2012, TCI, in connection with the sales of our policies, made flat fee payments to several selling firms ranging from $15,000 to $500,000, and payments of between 0.10% and 0.50% on new sales. TCI also paid selling firms special fees based on new sales and/or assets under management.

During 2012, we and/or TCI had such “preferred product” arrangements with the following selling firms:

AXA Advisors LLC • BBVA Compass Investment Solutions, Inc. • CCO Investment Services Corp. • Centarus Financial Inc. • CFD Investments, Inc. • Citi AUM • Equity Services Inc. • Financial Network Invest Corporation • FSC Securities Corporation • Gary Goldberg & Co., Inc. • Genworth Financial Investment Services • Hantz Financial Services Inc. •

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Huntington Investment Company • ING Financial Partners • Invest Financial Corporation • Investacorp, Inc. • Investment Centers Of America • Investors Capital Corporation • James T. Borello & Company • LPL Financial • M&T Securities Inc. • Merrill Lynch Insurance Group • Morgan Keegan and Company, Inc. • Morgan Stanley Smith Barney • Multi Financial Securities Corporation • National Planning Corporation • Park Avenue Securities, LLC

• Primevest Financial Services, Inc. • Raymond James and Associates • Raymond James Financial Group • Royal Alliance Associaties, Inc. • SagePoint Financial, Inc. • Securities America, Inc. • Sigma Financial Corporation • Signator Investors, Inc. • SII Investments Inc. • SunTrust Investments Services, Inc. • The Investment Center, Inc. • Transamerica Financial Advisors • UBS Financial Services, Inc. • US Bancorp Investments Inc. • Valmark Securities Inc. • VSR Financial Services, Inc. • Wells Fargo Advisors • Wells Fargo Wealth Brokerage

During 2012, in conjunction with TCI, we paid the following amounts (in addition to sales commissions) to the top 10 selling firms (in terms of amounts paid):

Name of Firm	Amount Paid in 2012
Morgan Stanley Smith Barney	$2,003,689.04
LPL Financial LLC	$1,924,042.41
Wells Fargo Wealth Brokerage	$1,376,759.89
Wells Fargo Advisors	$1,159,816.33
Transamerica Financial Advisors	$893,174.56
Merrill Lynch Insurance Group	$800,000.00
UBS Financial Services	$608,490.41
National Planning Corporation	$450,837.53
Raymond James Financial Group	$416,210.11
CCO Investment Services Corp.	$410,513.53

No specific charge is assessed directly to policy owners or the separate account to cover commissions, non-cash compensation, and other incentives or payments described above. We do intend to recoup commissions and other sales expenses and incentives we pay, however, through fees and charges deducted under the policy and other corporate revenue.

TABLE OF CONTENTS OF THE

STATEMENT OF ADDITIONAL

INFORMATION

Glossary of Terms

The Policy - General Provisions

Certain Federal Income Tax Consequences Investment Experience

Performance

Historical Performance Data Published Ratings

State Regulation of Transamerica Life Insurance Company

Administration Records and Reports

Distribution of the Policies Voting Rights

Other Products Custody of Assets

Independent Registered Public Accounting Firm Other Information

Financial Statements

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APPENDIX

PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS

SUBACCOUNT(1)	PORTFOLIO	ADVISOR/SUBADVISOR
TRANSAMERICA SERIES TRUST
TA AEGON Money Market - Service Class(2)	Transamerica AEGON Money Market VP – Service Class	AEGON USA Investment Management, LLC
Investment Objective: Maximum current income from money market securities consistent with liquidity and preservation of capital.
TA AEGON Tactical Vanguard ETF - Balanced - Service Class	Transamerica AEGON Active Asset Allocation - Moderate VP - Service Class	AEGON USA Investment Management, LLC
Investment Objective: Capital appreciation and current income.
TA AEGON Tactical Vanguard ETF - Conservative - Service Class	Transamerica AEGON Active Asset Allocation - Conservative VP - Service Class	AEGON USA Investment Management, LLC
Investment Objective: Current income and preservation of capital.
TA AEGON Tactical Vanguard ETF - Growth - Service Class	Transamerica AEGON Active Asset Allocation - Moderate Growth VP - Service Class	AEGON USA Investment Management, LLC
Investment Objective: Capital appreciation with current income as secondary objective.
TA AEGON U.S. Government Securities - Service Class	Transamerica AEGON U.S. Government Securities VP – Service Class	AEGON USA Investment Management, LLC
Investment Objective: As high a level of total return as is consistent with prudent investment strategies.
TA AllianceBernstein Dynamic Allocation - Service Class	Transamerica AllianceBernstein Dynamic Allocation VP - Service Class	Alliance Bernstein L.P.
Investment Objective: Capital appreciation and current income.
TA Asset Allocation - Conservative - Service Class	Transamerica Asset Allocation - Conservative VP – Service Class	Transamerica Asset Management, Inc.(3)
Investment Objective: Current income and preservation of capital.
TA Asset Allocation - Growth - Service Class	Transamerica Asset Allocation - Growth VP – Service Class	Transamerica Asset Management, Inc.(3)
Investment Objective: Long-term capital appreciation.
TA Asset Allocation - Moderate - Service Class	Transamerica Asset Allocation - Moderate VP – Service Class	Transamerica Asset Management, Inc.(3)
Investment Objective: Capital appreciation and current income.
TA Asset Allocation - Moderate Growth - Service Class	Transamerica Asset Allocation - Moderate Growth VP – Service Class	Transamerica Asset Management, Inc.(3)
Investment Objective: Capital appreciation with current income as a secondary objective.
TA BlackRock Global Allocation - Service Class	Transamerica BlackRock Global Allocation VP – Service Class	BlackRock Investment Management, LLC
Investment Objective: High total investment return. Total investment return is the combination of capital appreciation and investment income.
TA BlackRock Tactical Allocation - Service Class	Transamerica BlackRock Tactical Allocation VP - Service Class	BlackRock Financial Management, Inc.
Investment Objective: Capital appreciation with current income as a secondary objective.
TA Hanlon Income - Service Class	Transamerica Hanlon Income VP – Service Class	Hanlon Investment Management, Inc.
Investment Objective: Conservative stability.
TA International Moderate Growth - Service Class	Transamerica International Moderate Growth VP – Service Class	Transamerica Asset Management, Inc.(3)
Investment Objective: Capital appreciation with current income as a secondary objective.
TA JPMorgan Core Bond - Service Class	Transamerica JPMorgan Core Bond VP - Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Total return, consisting of current income and capital appreciation.
TA JPMorgan Mid Cap Value - Service Class	Transamerica JPMorgan Mid Cap Value VP – Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Growth from capital appreciation.
TA JPMorgan Tactical Allocation - Service Class	Transamerica JPMorgan Tactical Allocation VP - Service Class	J.P. Morgan Investment Management Inc.

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PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS — (Continued)

SUBACCOUNT(1)	PORTFOLIO	ADVISOR/SUBADVISOR
Investment Objective: Current income and preservation of capital.
TA Janus Balanced - Service Class	Transamerica Janus Balanced VP – Service Class	Janus Capital Management LLC
Investment Objective: Long-term capital growth, consistent with preservation of capital and balanced by current income.
TA Legg Mason Dynamic Allocation - Balanced -Service Class	Transamerica Legg Mason Dynamic Allocation – Balanced VP – Service Class	Legg Mason Global Asset Allocation, LLC
Investment Objective: Seeks capital appreciation and income.
TA Legg Mason Dynamic Allocation - Growth -Service Class	Transamerica Legg Mason Dynamic Allocation – Growth VP – Service Class	Legg Mason Global Asset Allocation, LLC
Investment Objective: Seeks capital appreciation and income.
TA Market Participation Strategy - Service Class	Transamerica Market Participation Strategy VP - Service Class	Quantitative Management Associates LLC
Investment Objective: Seeks capital appreciation.
TA Multi-Managed Balanced - Service Class	Transamerica Multi-Managed Balanced VP – Service Class	J.P. Morgan Investment Management Inc. and BlackRock Financial Management, Inc.
Investment Objective: High total investment return through investments in a broadly diversified portfolio of stock, bonds and money market instruments.
TA PIMCO Real Return TIPS - Service Class	Transamerica PIMCO Real Return TIPS VP - Service Class	Pacific Investment Management Company LLC
Investment Objective: Maximum real return consistent with preservation of real capital and prudent investment management.
TA PIMCO Tactical - Balanced - Service Class(3)	Transamerica PIMCO Tactical – Balanced VP – Service Class(3)	Pacific Investment Management Company LLC(3)
Investment Objective: Seeks combination of capital appreciation and income.
TA PIMCO Tactical - Conservative - Service Class(4)	Transamerica PIMCO Tactical – Conservative VP – Service Class(4)	Pacific Investment Management Company LLC(4)
Investment Objective: Seeks combination of capital appreciation and income.
TA PIMCO Tactical - Growth - Service Class(5)	Transamerica PIMCO Tactical – Growth VP – Service Class(5)	Pacific Investment Management Company LLC(5)
Investment Objective: Seeks combination of capital appreciation and income.
TA PIMCO Total Return - Service Class	Transamerica PIMCO Total Return VP – Service Class	Pacific Investment Management Company LLC
Investment Objective: Maximum total return consistent with preservation of capital and prudent investment management.
TA Vanguard ETF - Aggressive Growth - Service Class(6)	Transamerica Vanguard ETF Portfolio - Aggressive Growth VP - Service Class(6)	AEGON USA Investment Management, LLC
Investment Objective: Long-term capital appreciation.
TA Vanguard ETF - Balanced - Service Class(7)	Transamerica Vanguard ETF Portfolio - Balanced VP - Service Class(7)	AEGON USA Investment Management, LLC
Investment Objective: Balance capital appreciation and income.
TA Vanguard ETF - Conservative - Service Class(8)	Transamerica Vanguard ETF Portfolio - Conservative VP - Service Class(8)	AEGON USA Investment Management, LLC
Investment Objective: Current income and preservation of capital.
TA Vanguard ETF - Growth - Service Class(9)(10)	Transamerica Vanguard ETF Portfolio - Growth VP - Service Class(9)(10)	AEGON USA Investment Management, LLC
Investment Objective: Capital appreciation as a primary objective and income as a secondary objective.
TA AEGON High Yield Bond - Initial Class	Transamerica AEGON High Yield Bond VP – Initial Class	AEGON USA Investment Management, LLC
Investment Objective: High level of current income by investing in high-yield debt securities.
TA BNP Paribas Large Cap Growth - Initial Class(11)	Transamerica BNP Paribas Large Cap Growth VP -Initial Class(11)	BNP Paribas Asset Management, Inc.(11)
Investment Objective: Seeks long-term capital appreciation.
TA Barrow Hanley Dividend Focused - Initial Class(12)	Transamerica Barrow Hanley Dividend Focused VP – Initial Class(12)	Barrow, Hanley, Mewhinney, and Strauss, LLC(12)
Investment Objective: Seeks total return from the combination of dividend yield, growth of dividends and capital appreciation.
TA Clarion Global Real Estate Securities - Initial Class	Transamerica Clarion Global Real Estate Securities VP – Initial Class	CBRE Clarion Securities, LLC

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PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS — (Continued)

SUBACCOUNT(1)	PORTFOLIO	ADVISOR/SUBADVISOR
Investment Objective: Long-term total return from investments primarily in equity securities of real estate companies. Total return consists of realized and unrealized capital gains and losses plus income.
TA JPMorgan Enhanced Index - Initial Class	Transamerica JPMorgan Enhanced Index VP – Initial Class	J.P. Morgan Investment Management Inc.
Investment Objective: Earn a total return modestly in excess of the total return performance of the Standard & Poor’s 500 Index (including reinvestment of dividends) while maintaining a volatility of return similar to the S&P 500 Index.
TA Jennison Growth - Initial Class	Transamerica Jennison Growth VP – Initial Class	Jennison Associates LLC
Investment Objective: Long-term growth of capital.
TA MFS International Equity - Initial Class	Transamerica MFS International Equity VP – Initial Class	MFS® Investment Management
Investment Objective: Capital growth.
TA Morgan Stanley Mid-Cap Growth -Initial Class	Transamerica Morgan Stanley Mid-Cap Growth VP – Initial Class	Morgan Stanley Investment Management Inc.
Investment Objective: Capital appreciation.
TA Systematic Small/Mid Cap Value - Initial Class(13)	Transamerica Systematic Small/Mid Cap Value VP -Initial Class(13)	Systematic Financial Management L.P.
Investment Objective: Maximize total return.
TA T. Rowe Price Small Cap - Initial Class	Transamerica T. Rowe Price Small Cap VP – Initial Class	T. Rowe Price Associates, Inc.
Investment Objective: Long-term growth of capital by investing primarily in common stocks of small growth companies.
TA TS&W International Equity - Initial Class(14)	Transamerica TS&W International Equity VP – Initial Class(14)	Thompson, Siegel & Walmsley, LLC(14)
Investment Objective: Seeks maximum long-term total return, consistent with reasonable risk to principal, by investing in a diversified portfolio of common stocks of primarily non-U.S. issuers.
TA WMC Diversified Growth - Initial Class	Transamerica WMC Diversified Growth VP – Initial Class	Wellington Management Company, LLP
Investment Objective: Maximize long-term growth.

(1)	Some subaccounts may be available for certain policies and may not be available for all policies. You should work with your registered representative to decide which subaccount(s) may be appropriate for you based on a thorough analysis of your particular insurance needs, financial objective, investment goals, time horizons and risk tolerance.
(2)	There can be no assurance that the Transamerica AEGON Money Market VP - Service Class portfolio will be able to maintain a stable net asset value per share. during extended periods of low interest rates, and partly as a result of policy charges, the yield on the TA AEGON Money Market - Service Class subaccount may become extremely low and possibly negative.
(3)	Formerly known as Transamerica Hanlon Balanced VP and formerly subadvised by Hanlon Investment Management, Inc.
(4)	Formerly known as Transamerica Hanlon Growth and Income VP formerly subadvised by Hanlon Investment Management, Inc.
(5)	Formerly known as Transamerica Hanlon Growth VP formerly subadvised by Hanlon Investment Management, Inc.
(6)	Portfolio name formerly known as Transamerica Index 100 VP and subaccount name formerly known as TA Vanguard ETF Index - Aggressive Growth.
(7)	Portfolio name formerly known as Transamerica Index 50 VP and subaccount name formerly known as TA Vanguard ETF Index - Balanced.
(8)	Portfolio name formerly known as Transamerica Index 35 VP and subaccount name formerly known as TA Vanguard ETF Index - Conservative.
(9)	Portfolio name formerly known as Transamerica Index 75 VP and subaccount name formerly known as TA Vanguard ETF Index - Growth.
(10)	Effective on or about May 1, 2013, Transamerica Efficient Markets VP merged into Transamerica Vanguard ETF Portfolio - Growth VP.
(11)	Formerly known as Transamerica Multi Managed Large Cap Core VP and formerly subadvised by Morgan Stanley Investment Management Inc and Invesco Advisers, Inc.
(12)	Formerly known as Transamerica BlackRock Large Cap Value VP and formerly subadvised by BlackRock Investment Management, LLC.

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PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS — (Continued)

(13)	Effective on or about May 1, 2013, Transamerica Third Avenue Value VP merged into Transamerica Systematic Small/Mid Cap Value VP.
(14)	Formerly known as Transamerica Morgan Stanley Active International Allocation VP and formerly subadvised by Morgan Stanley Investment Management Inc.

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APPENDIX

CONDENSED FINANCIAL INFORMATION

The following tables list the accumulation unit value information for accumulation units outstanding for policies with the highest total separate account expenses and policies with the lowest total separate account expenses available on December 31, 2012. Should the total separate account expense applicable to your policy fall between the highest and lowest charges, AND you wish to see a copy of the Condensed Financial Information applicable to your policy, such information is contained in the SAI. You can obtain a copy of the SAI FREE OF CHARGE by contacting us at:

calling:	(800) 525-6205
writing:	Transamerica Life Insurance Company
4333 Edgewood Road NE
Cedar Rapids, IA 52499-0001

		Separate Account Expense 0.60%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA AEGON High Yield Bond - Initial Class Subaccount inception date February 1, 2012	2012	$1.000000	$1.123223	0.000
TA Barrow Hanley Dividend Focused - Initial Class(1) Subaccount inception date February 1, 2012	2012	$1.000000	$1.051481	0.000
TA Clarion Global Real Estate Securities - Initial Class Subaccount inception date February 1, 2012	2012	$1.000000	$1.147908	0.000
TA JPMorgan Enhanced Index - Initial Class Subaccount inception date February 1, 2012	2012	$1.000000	$1.094429	0.000
TA Jennison Growth - Initial Class Subaccount inception date February 1, 2012	2012	$1.000000	$1.064480	0.000
TA MFS International Equity - Initial Class Subaccount inception date February 1, 2012	2012	$1.000000	$1.126172	0.000
TA TS&W International Equity - Initial Class(2) Subaccount inception date February 1, 2012	2012	$1.000000	$1.091244	0.000
TA Morgan Stanley Mid-Cap Growth - Initial Class Subaccount inception date February 1, 2012	2012	$1.000000	$0.999054	0.000
TA BNP Paribas Large Cap Growth - Initial Class(3) Subaccount inception date February 1, 2012	2012	$1.000000	$1.084223	0.000
TA Systematic Small/Mid Cap Value - Initial Class(4) Subaccount inception date February 1, 2012	2012	$1.000000	$1.070429	0.000
TA T. Rowe Price Small Cap - Initial Class Subaccount inception date February 1, 2012	2012	$1.000000	$1.048080	0.000
TA Third Avenue Value - Initial Class(4) Subaccount inception date February 1, 2012	2012	$1.000000	$1.100663	0.000
TA WMC Diversified Growth - Initial Class Subaccount inception date February 1, 2012	2012	$1.000000	$1.031597	0.000
TA AEGON Money Market - Service Class Subaccount inception date February 1, 2012	2012	$1.000000	$0.994611	160,796.910
TA AEGON Tactical Vanguard ETF - Balanced - Service Class Subaccount inception date February 1, 2012	2012	$1.000000	$1.045792	0.000
TA AEGON Tactical Vanguard ETF - Conservative - Service Class Subaccount inception date February 1, 2012	2012	$1.000000	$1.038887	0.000

72

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 0.60%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA AEGON Tactical Vanguard ETF - Growth - Service Class Subaccount inception date February 1, 2012	2012	$1.000000	$1.057944	0.000
TA AEGON U.S. Government Securities - Service Class Subaccount inception date February 1, 2012	2012	$1.000000	$1.032875	0.000
TA AllianceBernstein Dynamic Allocation - Service Class Subaccount inception date February 1, 2012	2012	$1.000000	$1.029473	0.000
TA Asset Allocation - Conservative - Service Class Subaccount inception date February 1, 2012	2012	$1.000000	$1.039542	0.000
TA Asset Allocation - Growth - Service Class Subaccount inception date February 1, 2012	2012	$1.000000	$1.045150	0.000
TA Asset Allocation - Moderate - Service Class Subaccount inception date February 1, 2012	2012	$1.000000	$1.047062	0.000
TA Asset Allocation - Moderate Growth - Service Class Subaccount inception date February 1, 2012	2012	$1.000000	$1.047579	0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date February 1, 2012	2012	$1.000000	$1.034869	0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date February 1, 2012	2012	$1.000000	$1.051164	0.000
TA Efficient Markets - Service Class(5) Subaccount inception date February 1, 2012	2012	$1.000000	$1.061336	0.000
TA Hanlon Income - Service Class Subaccount inception date February 1, 2012	2012	$1.000000	$1.013585	0.000
TA International Moderate Growth - Service Class Subaccount inception date February 1, 2012	2012	$1.000000	$1.060547	0.000
TA JPMorgan Core Bond - Service Class Subaccount inception date February 1, 2012	2012	$1.000000	$1.032098	0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date February 1, 2012	2012	$1.000000	$1.133613	0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date February 1, 2012	2012	$1.000000	$1.044563	0.000
TA Janus Balanced - Service Class Subaccount inception date February 1, 2012	2012	$1.000000	$1.062588	0.000
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date September 17, 2012	2012	$1.000000	$0.993405	0.000
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date September 17, 2012	2012	$1.000000	$0.988530	0.000
TA Market Participation Strategy - Service Class Subaccount inception date September 17, 2012	2012	$1.000000	$0.992288	0.000
TA Multi-Managed Balanced - Service Class Subaccount inception date February 1, 2012	2012	$1.000000	$1.074801	0.000
TA PIMCO Real Return TIPS - Service Class Subaccount inception date February 1, 2012	2012	$1.000000	$1.037909	0.000
TA PIMCO Tactical - Balanced - Service Class(6) Subaccount inception date February 1, 2012	2012	$1.000000	$0.989149	0.000
TA PIMCO Tactical - Conservative - Service Class(7) Subaccount inception date February 1, 2012	2012	$1.000000	$0.991090	0.000

73

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 0.60%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PIMCO Tactical - Growth - Service Class(8) Subaccount inception date February 1, 2012	2012	$1.000000	$0.980395	0.000
TA PIMCO Total Return - Service Class Subaccount inception date February 1, 2012	2012	$1.000000	$1.052913	95,135.413
TA Vanguard ETF - Aggressive Growth - Service Class(9) Subaccount inception date February 1, 2012	2012	$1.000000	$1.082798	0.000
TA Vanguard ETF - Balanced - Service Class(10) Subaccount inception date February 1, 2012	2012	$1.000000	$1.047571	96,947.932
TA Vanguard ETF - Conservative - Service Class(11) Subaccount inception date February 1, 2012	2012	$1.000000	$1.038981	0.000
TA Vanguard ETF - Growth - Service Class(5)(12) Subaccount inception date February 1, 2012	2012	$1.000000	$1.061509	0.000

		Separate Account Expense 0.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA AEGON High Yield Bond - Initial Class Subaccount inception date February 1, 2012	2012	$1.000000	$1.124851	66,556.233
TA Barrow Hanley Dividend Focused - Initial Class(1) Subaccount inception date February 1, 2012	2012	$1.000000	$1.052909	0.000
TA Clarion Global Real Estate Securities - Initial Class Subaccount inception date February 1, 2012	2012	$1.000000	$1.149465	30,601.243
TA JPMorgan Enhanced Index - Initial Class Subaccount inception date February 1, 2012	2012	$1.000000	$1.095924	254,260.421
TA Jennison Growth - Initial Class Subaccount inception date February 1, 2012	2012	$1.000000	$1.065935	0.000
TA MFS International Equity - Initial Class Subaccount inception date February 1, 2012	2012	$1.000000	$1.127715	57,720.763
TA TS&W International Equity - Initial Class(2) Subaccount inception date February 1, 2012	2012	$1.000000	$1.092734	0.000
TA Morgan Stanley Mid-Cap Growth - Initial Class Subaccount inception date February 1, 2012	2012	$1.000000	$1.000420	28,380.808
TA BNP Paribas Large Cap Growth - Initial Class(3) Subaccount inception date February 1, 2012	2012	$1.000000	$1.085698	0.000
TA Systematic Small/Mid Cap Value - Initial Class(4) Subaccount inception date February 1, 2012	2012	$1.000000	$1.071878	0.000
TA T. Rowe Price Small Cap - Initial Class Subaccount inception date February 1, 2012	2012	$1.000000	$1.049517	44,644.682
TA Third Avenue Value - Initial Class(4) Subaccount inception date February 1, 2012	2012	$1.000000	$1.102162	0.000
TA WMC Diversified Growth - Initial Class Subaccount inception date February 1, 2012	2012	$1.000000	$1.033009	0.000
TA AEGON Money Market - Service Class Subaccount inception date February 1, 2012	2012	$1.000000	$0.995987	553,991.098
TA AEGON Tactical Vanguard ETF - Balanced - Service Class Subaccount inception date February 1, 2012	2012	$1.000000	$1.047218	0.000

74

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 0.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA AEGON Tactical Vanguard ETF - Conservative - Service Class Subaccount inception date February 1, 2012	2012	$1.000000	$1.040308	29,567.577
TA AEGON Tactical Vanguard ETF - Growth - Service Class Subaccount inception date February 1, 2012	2012	$1.000000	$1.059373	0.000
TA AEGON U.S. Government Securities - Service Class Subaccount inception date February 1, 2012	2012	$1.000000	$1.034291	0.000
TA AllianceBernstein Dynamic Allocation - Service Class Subaccount inception date February 1, 2012	2012	$1.000000	$1.030886	0.000
TA Asset Allocation - Conservative - Service Class Subaccount inception date February 1, 2012	2012	$1.000000	$1.040977	112,836.768
TA Asset Allocation - Growth - Service Class Subaccount inception date February 1, 2012	2012	$1.000000	$1.046586	0.000
TA Asset Allocation - Moderate - Service Class Subaccount inception date February 1, 2012	2012	$1.000000	$1.048496	0.000
TA Asset Allocation - Moderate Growth - Service Class Subaccount inception date February 1, 2012	2012	$1.000000	$1.049012	0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date February 1, 2012	2012	$1.000000	$1.036281	0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date February 1, 2012	2012	$1.000000	$1.052603	0.000
TA Efficient Markets - Service Class(5) Subaccount inception date February 1, 2012	2012	$1.000000	$1.062784	0.000
TA Hanlon Income - Service Class Subaccount inception date February 1, 2012	2012	$1.000000	$1.014973	0.000
TA International Moderate Growth - Service Class Subaccount inception date February 1, 2012	2012	$1.000000	$1.061998	0.000
TA JPMorgan Core Bond - Service Class Subaccount inception date February 1, 2012	2012	$1.000000	$1.033504	124,557.133
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date February 1, 2012	2012	$1.000000	$1.135167	24,917.988
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date February 1, 2012	2012	$1.000000	$1.046003	0.000
TA Janus Balanced - Service Class Subaccount inception date February 1, 2012	2012	$1.000000	$1.064040	0.000
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date September 17, 2012	2012	$1.000000	$0.993835	0.000
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date September 17, 2012	2012	$1.000000	$0.988958	0.000
TA Market Participation Strategy - Service Class Subaccount inception date September 17, 2012	2012	$1.000000	$0.992720	0.000
TA Multi-Managed Balanced - Service Class Subaccount inception date February 1, 2012	2012	$1.000000	$1.076281	0.000
TA PIMCO Real Return TIPS - Service Class Subaccount inception date February 1, 2012	2012	$1.000000	$1.039313	0.000
TA PIMCO Tactical - Balanced - Service Class(6) Subaccount inception date February 1, 2012	2012	$1.000000	$0.990502	0.000

75

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	Separate Account Expense 0.45%
		Beginning AUV	Ending AUV	# Units
TA PIMCO Tactical - Conservative - Service Class(7) Subaccount inception date February 1, 2012	2012	$1.000000	$0.992440	0.000
TA PIMCO Tactical - Growth - Service Class(8) Subaccount inception date February 1, 2012	2012	$1.000000	$0.981746	0.000
TA PIMCO Total Return - Service Class Subaccount inception date February 1, 2012	2012	$1.000000	$1.054341	230,535.568
TA Vanguard ETF - Aggressive Growth - Service Class(9) Subaccount inception date February 1, 2012	2012	$1.000000	$1.084286	0.000
TA Vanguard ETF - Balanced - Service Class(10) Subaccount inception date February 1, 2012	2012	$1.000000	$1.049003	0.000
TA Vanguard ETF - Conservative - Service Class(11) Subaccount inception date February 1, 2012	2012	$1.000000	$1.040398	0.000
TA Vanguard ETF - Growth - Service Class(5)(12) Subaccount inception date February 1, 2012	2012	$1.000000	$1.062964	0.000

(1)	Formerly known as Transamerica BlackRock Large Cap Value VP.
(2)	Formerly known as Transamerica Morgan Stanley Active International Allocation VP.
(3)	Formerly known as Transamerica Multi Managed Large Cap Core VP.
(4)	Effective on or about May 1, 2013, Transamerica Third Avenue Value VP merged into Transamerica Systematic Small/Mid Cap Value VP.
(5)	Effective on or about May 1, 2013, Transamerica Efficient Markets VP merged into Transamerica Vanguard ETF Portfolio - Growth VP.
(6)	Formerly known as Transamerica Hanlon Balanced VP.
(7)	Formerly known as Transamerica Hanlon Growth and Income VP.
(8)	Formerly known as Transamerica Hanlon Growth VP.
(9)	Portfolio name formerly known as Transamerica Index 100 VP and subaccount name formerly known as TA Vanguard ETF Index - Aggressive Growth.
(10)	Portfolio name formerly known as Transamerica Index 50 VP and subaccount name formerly known as TA Vanguard ETF Index - Balanced.
(11)	Portfolio name formerly known as Transamerica Index 35 VP and subaccount name formerly known as TA Vanguard ETF Index - Conservative.
(12)	Portfolio name formerly known as Transamerica Index 75 VP and subaccount name formerly known as TA Vanguard ETF Index - Growth.

76

APPENDIX

EXCESS INTEREST ADJUSTMENT EXAMPLES

Surrenders (full and period), transfers, and amounts applied to an annuity option from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment (“EIA”). At the time you request a surrender, if the guaranteed interest rate set by the Company for the applicable period has risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value. However, if the guaranteed interest rate set by us for the applicable period has fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value.

Excess interest adjustments will not reduce the policy value for a guaranteed period option below the premium payments and transfers to that guaranteed period option, less any prior partial surrenders and transfers from the guaranteed period option, plus interest at the policy’s minimum guaranteed effective annual interest rate. This is referred to as the excess interest adjustment floor.

The formula that will be used to determine the excess interest adjustment is:

S* (G-C)* (M/12)

S =	Gross amount being surrendered that is subject to the excess interest adjustment
G =	Guaranteed interest rate in effect for the policy
M =	Number of months remaining in the current option period, rounded up to the next higher whole number of months.
C =	Current guaranteed interest rate then being offered on new premiums for the next longer option period than “M”. If this policy form or such an option period is no longer offered, “C” will be the U.S.Treasury rate for the next longer maturity (in whole years) than “M” on the 25th day of the previous calendar month, plus up to 2% (the amount of the “adjustment” will be based on an actuarial risk based analysis considering a number of financial criteria including the prevailing interest rate environment).
* =	multiplication

The following examples are for illustrative purposes only and are calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal. In the following examples ^ denotes exponentiation.

77

Excess Interest Adjustment Examples — (Continued)

Example 1 (Full Surrender, rates increase by 4%):

Single premium:	$50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Surrender:	Middle of policy year 3 (this is represented by 2.5 in this example)
Policy value at middle of policy year 3	= 50,000.00 * (1.055) ^ 2.5 = 57,161.18
Adjustment free amount at middle of policy year 3	= 57,161.18 - 50,000 = 7,161.18
Amount subject to excess interest adjustment	= 57,161.18 – 7,161.18 = 50,000.00
Excess interest adjustment floor	= 50,000.00 * (1.015) ^ 2.5 = 51,896.14
Excess interest adjustment
G = .055
C = .095
M= 30
Excess interest adjustment	= S* (G - C)* (M/12)
= 50,000.00 * (.055 - .095) * (30/12)
= -5,000.00, but excess interest adjustment cannot cause the adjusted policy value to fall below the excess interest adjustment floor, so the adjustment is limited to 51,896.14 - 57,161.18 = -5,265.03
Adjusted policy value	= policy value + excess interest adjustment = 57,161.18 + (-5,265.03) = 51,896.15
Cash value at middle of policy year 3	= policy value + excess interest adjustment = 57,161.18 + (-5,265.03) = 51,896.15
Upon full surrender of the policy, the minimum cash value will never be less than that required by the non-forfeiture laws of your state.

* This example is for illustrative purposes only. The purpose of this illustration is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.

Please note the exponentiation represents the compounding of the interest rate.

78

Excess Interest Adjustment Examples — (Continued)

Example 2 (Full Surrender, rates decrease by 1%):

Single premium:	$50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Surrender:	Middle of policy year 3 (this is represented by 2.5 in this example)
Policy value at middle of policy year 3	= 50,000.00 * (1.055) ^ 2.5 = 57,161.18
Adjustment free amount at middle of policy year 3	= 57,161.18 – 50,000.00 = 7,161.18
Amount subject to excess interest adjustment	= 57,161.18 –7,161.18 = 50,000.00
Excess interest adjustment floor	= 50,000.00 * (1.015) ^ 2.5 = 51,896.14
Excess interest adjustment
G = .055
C = .045
M= 30
Excess interest adjustment	= S* (G - C)* (M/12)
= 50,000.00 * (.055 - .045) * (30/12) = 1,250.00
Adjusted policy value	= 57,161.18 + 1,250.00 = 58,411.18
Cash value at middle of policy year 3	= policy value + excess interest adjustment = 57,161.18 + 1,250.00 = 58,411.18
Upon full surrender of the policy, the minimum cash value will never by less than that required by the non-forfeiture laws of your state.

* This example is for illustrative purposes only. The purpose of this illustration is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal. Please note the exponentiation represents the compounding of the interest rate.

On a partial surrender, the Company will pay the policyholder the full amount of surrender requested (as long as the policy value is sufficient). Amounts surrendered will reduce the policy value by an amount equal to:

R - E

R = the requested partial surrender
E = the excess interest adjustment

79

Excess Interest Adjustment Examples — (Continued)

Example 3 (Partial Surrender, rates increase by 1%):

Single premium:	$50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Partial surrender:	$20,000; middle of policy year 3 (this is represented by 2.5 in this example)
Policy value at middle of policy year 3	= 50,000.00 * (1.055) ^ 2.5 = 57,161.18
Adjustment free amount at middle of contract year 3	= 57,161.18 – 50,000.00 = 7,161.18
Excess interest adjustment
S= 20,000 –7,161.18 = 12,838.82
G= .055
C= .065
M= 30
Excess interest adjustment	= S* (G - C)* (M/12)
= 12,838.82 * (.055 - .065) * (30/12)
= -320.97
Remaining policy value at middle of policy year 3	= 57,161.18 - (R - E)
= 57,161.18 - (20,000.00 - (-320.97)) = 36,840.21

* This example is for illustrative purposes only. The purpose of this illustration is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal. Please note the exponentiation represents the compounding of the interest rate.

Example 4 (Partial Surrender, rates decrease by 1%):

Single premium:	$50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Partial surrender:	$20,000; middle of policy year 3 (this is represented by 2.5 in this example)
Policy value at middle of policy year 3	= 50,000.00 * (1.055) ^ 2.5 = 57,161.18
Adjustment free amount at middle of policy year 3	= 57,161.18 - 50,000.00 = 7,161.18
Excess interest adjustment
S= 20,000 –7,161.18 = 12,838.82
G= .055
C= .045
M= 30
Excess interest adjustment	= 12,838.82 * (.055 - .045) * (30/12)
= 320.97
Remaining policy value at middle of policy year 3	= 57,161.18 - (R - E)
= 57,161.18 - (20,000.00 – 320.97) = 37,482.15

* This example is for illustrative purposes only. The purpose of this illustration is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal. Please note the exponentiation represents the compounding of the interest rate.

80

APPENDIX

DEATH BENEFIT

Adjusted Withdrawals. If you make a partial surrender (withdrawal), then your guaranteed minimum death benefit is reduced by an amount called the adjusted withdrawal. The amount of the reduction depends on the relationship between your death proceeds and policy value. The adjusted withdrawal is equal to the gross withdrawal multiplied by the death proceeds immediately prior to the withdrawal divided by the policy value immediately prior to the withdrawal. The formula is AW = GW x (DP/PV) where:

AW = Adjusted Withdrawal

GW= Gross Withdrawal

DP = Death Proceeds prior to the withdrawal = greatest of (PV, CV, or GMDB)

PV = Policy Value prior to the withdrawal

GMDB = Guaranteed minimum Death Benefit prior to the withdrawal

CV = Cash Value prior to the withdrawal

The following examples describe the effect of a surrender on the guaranteed minimum death benefit and policy value.

Example 1: Death Proceeds Greater than Policy Value

Assumptions:

GMDB = $75,000

PV = $50,000

DP = $75,000

GW = $15,494

AW = $15,494 x ($75,000/$50,000) = $23,241

Summary:
Reduction in guaranteed minimum death benefit	= $	23,241
Reduction in policy value	= $	15,494
New Guaranteed Minimum Death Benefit	= $	51,759
New Policy Value (after withdrawal)	= $	34,506

The guaranteed minimum death benefit is reduced more than the policy value because the guaranteed minimum death benefit was greater than the policy value immediately prior to the withdrawal.

Example 2: Death Proceeds Equal to Policy Value

Assumptions:

GMDB = $50,000

PV = $75,000

DP = $75,000

GW = $15,494

AW = $15,494 x ($75,000/$75,000) = $15,494

81

Death Benefit — (Continued)

Summary:
Reduction in guaranteed minimum death benefit	= $	15,494
Reduction in policy value	= $	15,494
New Guaranteed Minimum Death Benefit	= $	34,506
New Policy Value (after withdrawal)	= $	59,506

The guaranteed minimum death benefit and policy value are reduced by the same amount because the policy value was greater than the guaranteed minimum death benefit immediately prior to the withdrawal.

These examples are for illustrative purposes only. The purpose of these illustrations is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.

Hypothetical Example

In this example, certain death benefit values at various points in time are depicted based on hypothetical assumed rates of performance. This example is for illustrative purposes only and assumes a single $100,000 premium payment by a sole owner and annuitant who is age 50. It further assumes no subsequent premium payments or withdrawals. The difference between the two “Policy Value” columns is the fee for the guaranteed minimum death benefit.

End of Year	Net Rate of Return for Fund*	Policy Value (No GMDB Elected)	Policy Value (Return of Premium GMDB Elected)	Return of Premium GMDB
Issue	N/A	$100,000	$100,000	$100,000
1	-4%	$95,550	$95,400	$100,000
2	18%	$112,319	$112,000	$100,000
3	15%	$128,661	$128,128	$100,000
4	-7%	$119,076	$118,390	$100,000
5	2%	$120,922	$120,047	$100,000
6	10%	$132,470	$131,332	$100,000
7	14%	$150,420	$148,930	$100,000
8	-3%	$145,230	$143,569	$100,000
9	17%	$169,266	$167,114	$100,000
10	6%	$178,660	$176,138	$100,000

* The assumed rate does reflect the deduction of a hypothetical fund fee but does not reflect the deduction of any other fees, charges or taxes. The death benefit values do reflect the deduction of hypothetical base policy fees and hypothetical death benefit fees. Different hypothetical returns and fees would produce different results.

82

APPENDIX

ADJUSTED PARTIAL SURRENDERS - GUARANTEED LIFETIME WITHDRAWAL

BENEFIT RIDERS

When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:

1.	Withdrawal Base (“WB”) (also referred to as Total Withdrawal Base (“TWB”) for some riders);
2.	Rider Withdrawal Amount (“RWA”) (also referred to as Maximum Annual Withdrawal Amount (“MAWA”) for some riders); and
3.	Rider Death Benefit (“RDB”) (also referred to as Minimum Remaining Withdrawal Amount (“MRWA”) for some riders (if applicable)).

Withdrawal Base. Gross partial withdrawals in a rider year up to the rider withdrawal amount will not reduce the withdrawal base. Gross partial withdrawals in a rider year in excess of the rider withdrawal amount will reduce the withdrawal base by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess gross partial withdrawal (the amount in excess of the rider withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the withdrawal base prior to the withdrawal of the excess amount.

Rider Death Benefit. Gross partial withdrawals in a rider year up to the rider withdrawal amount will reduce the rider death benefit by the amount withdrawn (dollar-for-dollar). Gross partial withdrawals in a rider year in excess of the rider withdrawal amount will reduce the rider death benefit by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess gross partial withdrawal (the amount in excess of the rider withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the rider death benefit after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under a guaranteed lifetime withdrawal benefit. The withdrawal percentages shown may not be available on all riders. Certain features (growth and rider death benefits) may not be available on all riders. For information regarding a specific rider, please refer to that rider section in this prospectus.

83

Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders — (Continued)

Example 1 (Base):

Assumptions:

WB = $100,000

Withdrawal Percentage = 5%

RWA = 5% withdrawal would be $5,000 (5% of the current $100,000 withdrawal base)

Gross partial withdrawal (“GPWD”) = $5,000

Excess withdrawal (“EWD”) = None

Policy Value (“PV”) = $100,000

Question: Is any portion of the withdrawal greater than the rider withdrawal amount?

No. There is no excess withdrawal under the guarantee since no more than $5,000 is withdrawn.

Result. In this example, because no portion of the withdrawal was in excess of $5,000, the withdrawal base does not change.

Example 2 (Excess Withdrawal):

Assumptions:

WB = $100,000

Withdrawal Percentage = 5%

RWA = 5% withdrawal would be $5,000 (5% of the current $100,000 withdrawal base)

GPWD = $7,000

EWD = $2,000 ($7,000 - $5,000)

PV = $90,000

NOTE. For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount calculated. Had the withdrawal for this example not been more than $5,000, the withdrawal base would remain at $100,000 and the rider withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the withdrawal base is also reduced (this is the amount the 5% is based on).

New withdrawal base:

Step One. The withdrawal base is reduced only by the amount of the excess withdrawal or the pro rata amount, if greater.

Step Two. Calculate how much the withdrawal base is affected by the excess withdrawal.

1. The formula is (EWD / (PV - 5% withdrawal)) * WB before any adjustments

2. ($2,000 / ($90,000 - $5,000)) * $100,000 = $2,352.94

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Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders — (Continued)

Step Three. Which is larger, the actual $2,000 excess withdrawal or the $2,352.94 pro rata amount? $2,352.94 pro rata amount.

Step Four. What is the new withdrawal base upon which the rider withdrawal amount is based? $100,000 -

$2,352.94 = $97,647.06

Result. The new withdrawal base is $97,647.06

New rider withdrawal amount:

Because the withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new rider withdrawal amount for the 5% guarantee that will be available starting on the next calendar anniversary. This calculation assumes no more activity prior to the next calendar anniversary.

Question: What is the new rider withdrawal amount?

$97,647.06 (the adjusted withdrawal base) * 5% = $4,882.35

Result. Going forward, the maximum you can take out in a year is $4,882.35 without causing an excess withdrawal for the guarantee and further reduction of the withdrawal base (assuming there are no future automatic step-ups).

Example 3 (Base demonstrating growth):

Assumptions:

WB = $100,000

Withdrawal Percentage = 5%

WB in 10 years (assuming an annual growth rate percentage of 5.0%) = $100,000 * (1 + .05) ^ 10 = $162,889

RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)

Please Note: Withdrawals under these riders can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken, and the growth stops on the 10th rider anniversary.

GPWD = $8,144

EWD = None

PV = $90,000 in 10 years

Question: Is any portion of the withdrawal greater than the rider withdrawal amount?

No. There is no excess withdrawal under the guarantee if no more than $8,144 is withdrawn.

Result. In this example, because no portion of the withdrawal was in excess of $8,144, the withdrawal base does not change.

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Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders — (Continued)

Example 4 (Base demonstrating WB growth with Additional Death Payment Option):

Assumptions:

Withdrawal Percentage = 5%

WB at rider issue = $100,000

WB in 10 years (assuming an annual growth rate percentage of 5%) = $100,000 * (1 + .05) ^ 10 = $162,889

RDB (optional additional death benefit for additional cost) = $100,000

RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)

Please Note: Withdrawals under these riders can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken, and the growth stops on the 10th rider anniversary.

GPWD = $8,144

EWD = None

PV = $90,000 in 10 years

Step One. Is any portion of the withdrawal greater than the rider withdrawal amount?

No. There is no excess withdrawal under the guarantee if no more than $8,144 is withdrawn.

Step Two. What is the rider death benefit after the withdrawal has been taken?

1.	Total to deduct from the rider death benefit is $8,144 (there is no excess to deduct)
2.	$100,000 - $8,144 = $91,856.

Result. In this example, because no portion of the withdrawal was in excess of $8,144, the total withdrawal base does not change and the rider death benefit reduces to $91,856.

Example 5 (Base with WB growth with Additional Death Payment Option illustrating excess withdrawal):

Assumptions:

Withdrawal Percentage = 5%.

WB at rider issue = $100,000

Automatic step-up never occurs and no withdrawals are taken in the first 10 rider years.

WB in 10 years (assuming an annual growth rate percentage of 5%) = $100,000 * (1 + .05) ^ 10 = $162,889.

RDB (optional additional death benefit for additional cost) = $100,000

RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)

Please Note: Withdrawals under these riders can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken and the growth stops on the 10th rider anniversary.

GPWD = $10,000

EWD = $1,856 ($10,000 - $8,144)

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Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders — (Continued)

PV = $90,000 in 10 years

Step One. Is any portion of the total withdrawal greater than the rider withdrawal amount?

Yes. $10,000 - $8,144 = $1,856 (the excess withdrawal amount)

Step Two. Calculate how much of the rider death benefit is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV - 5% withdrawal)) * (RDB - 5% withdrawal)
2.	($1,856 / ($90,000 - $8,144)) * ($100,000 - $8,144) = $2,082.74

Step Three. Which is larger, the actual $1,856 excess withdrawal amount or the $2,082.74 pro rata amount?

$2,082.74 pro rata amount.

Step Four. What is the rider death benefit after the withdrawal has been taken?

1.	Total to deduct from the rider death benefit is $8,144 (RWA) + $2,082.74 (pro rata excess) =
$10,226.74
2.	$100,000 - $10,226.74 = $89,773.26.

Result. The rider benefit is $89,773.26.

Note: Because there was an excess withdrawal amount in this example, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount calculated. Had the withdrawal for this example not been more than $8,144, the withdrawal base would remain at $162,889 and the rider withdrawal amount would be $8,144. However, because an excess withdrawal has been taken, the withdrawal base is also reduced (this is the amount the 5% is based on).

The Retirement Income MaxSM rider and any additional options they offer may vary for certain policies, may not be available for all policies, and may not be available in all states.

This disclosure explains the material features of the Retirement Income MaxSM rider.

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APPENDIX

HYPOTHETICAL EXAMPLE OF THE WITHDRAWAL BASE CALCULATION -

RETIREMENT INCOME MAXSM RIDER

The following table demonstrates, on a purely hypothetical basis, the withdrawal base calculation for the Retirement Income MaxSM Rider using an initial premium payment of $100,000 for a Single Life Option rider at an issue age of 80. All values shown are post transaction values.

Rider Year	Hypothetical Policy Value	Subsequent Premium Payment	Withdrawal	Excess WB Adjustment	WB Plus Annual Growth Credit	High MonthiversarySM Value	Withdrawal Base	Rider Withdrawal Amount
	$100,000	$	$	$		$$100,000	$100,000	$6,300
1	$102,000	$	$	$		$$102,000	$100,000	$6,300
1	$105,060	$	$	$		$$105,060	$100,000	$6,300
1	$107,161	$	$	$		$$107,161	$100,000	$6,300
1	$110,376	$	$	$		$$110,376	$100,000	$6,300
1	$112,584	$	$	$		$$112,584	$100,000	$6,300
1	$115,961	$	$	$		$$115,961	$100,000	$6,300
1	$118,280	$	$	$		$$118,280	$100,000	$6,300
1	$121,829	$	$	$		$$121,829	$100,000	$6,300
1	$124,265	$	$	$		$$124,265	$100,000	$6,300
1	$120,537	$	$	$		$$124,265	$100,000	$6,300
1	$115,716	$	$	$		$$124,265	$100,000	$6,300
1	$109,930	$	$		$$105,000	$124,265	$124,265[1]	$7,829
2	$112,129	$	$	$		$$112,129	$124,265	$7,829
2	$115,492	$	$	$		$$115,492	$124,265	$7,829
2	$117,802	$	$	$		$$117,802	$124,265	$7,829
2	$121,336	$	$	$		$$121,336	$124,265	$7,829
2	$124,976	$	$	$		$$124,976	$124,265	$7,829
2	$177,476	$50,000[2]	$	$		$$177,476	$174,265	$10,979
2	$175,701	$	$	$		$$177,476	$174,265	$10,979
2	$172,187	$	$	$		$$177,476	$174,265	$10,979
2	$167,022	$	$	$		$$177,476	$174,265	$10,979
2	$163,681	$	$	$		$$177,476	$174,265	$10,979
2	$166,955	$	$	$		$$177,476	$174,265	$10,979
2	$170,294	$	$		$$182,979	$177,476	$182,979[3]	$11,528
3	$166,888	$	$	$		$$166,888	$182,979	$11,528
3	$171,895	$	$	$		$$171,895	$182,979	$11,528
3	$173,614	$	$	$		$$173,614	$182,979	$11,528
3	$178,822	$	$	$		$$178,822	$182,979	$11,528
3	$175,246	$	$	$		$$178,822	$182,979	$11,528
3	$151,741		$$20,000	$9,676	$		$$173,303	$
3	$154,775	$	$	$	$		$$173,303	$

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Rider Year	Hypothetical Policy Value	Subsequent Premium Payment	Withdrawal	Excess WB Adjustment	WB Plus Annual Growth Credit	High MonthiversarySM Value	Withdrawal Base	Rider Withdrawal Amount
3	$159,419	$	$	$	$		$$173,303	$
3	$161,013	$	$	$	$		$$173,303	$
3	$165,843	$	$	$	$		$$173,303	$
3	$174,135	$	$	$	$		$$173,303	$
3	$181,101	$	$	$	$		$$181,101[1]	$11,409

(1)	Automatic Step Up Applied - The withdrawal base was stepped-up to equal the highest monthiversary value for that rider year (which was greater than the growth credit).
(2)	Premium Addition - The premium addition increased the policy value, withdrawal base and rider withdrawal amount. Since a premium addition increases the policy value it may also contribute to a greater highest monthiversary value.
(3)	Growth Applied - The withdrawal base was increased by the annual growth credit (which was greater than the highest monthiversary value).

89

STATEMENT OF ADDITIONAL INFORMATION

INCOME ELITESM VARIABLE ANNUITY

Issued through

SEPARATE ACCOUNT VA B

Offered by

TRANSAMERICA LIFE INSURANCE COMPANY

This Statement of Additional Information expands upon subjects discussed in the current prospectus for the Income EliteSM Variable Annuity offered by Transamerica Life Insurance Company. You may obtain a copy of the current prospectus, dated May 1, 2013, by calling (800) 525-6205, or write us at: Transamerica Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001. The prospectus sets forth information that a prospective investor should know before investing in a policy. Terms used in the current prospectus for the policy are incorporated in this Statement of Additional Information.

This Statement of Additional Information (SAI) is not a prospectus and should be read only in conjunction with the prospectuses for the policy and the underlying fund portfolios.

Dated: May 1, 2013

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GLOSSARY OF TERMS

Accumulation Unit — An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Adjusted Policy Value — The policy value increased or decreased by any excess interest adjustment.

Administrative Office — Transamerica Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001, (800) 525-6205.

Annuitant — The person on whose life any annuity payments involving life contingencies will be based.

Annuity Commencement Date — The date upon which annuity payments are to commence.

Annuity Payment Option — A method of receiving a stream of annuity payments selected by the owner.

Annuity Unit — An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment.

Beneficiary — The person who has the right to the death benefit as set forth in the policy.

Business Day — A day when the New York Stock Exchange is open for regular trading.

Cash Value — The adjusted policy value less any rider fees (imposed upon surrender).

Code — The Internal Revenue Code of 1986, as amended.

Enrollment Form — A written application, order form, or any other information received electronically or otherwise upon which the policy is issued and/or is reflected on the data or specifications page.

Excess Interest Adjustment — A positive or negative adjustment to amounts surrendered (both partial or full surrenders and transfers) or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by the Company since the date any payment was received by, or an amount was transferred to, the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon full surrender or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

Fixed Account — One or more investment choices under the policy that are part of the Company’s general assets and are not in the separate account.

Free Amount — The amount that can be withdrawn each year without incurring any excess interest adjustments.

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Guaranteed Lifetime Withdrawal Benefit — Any optional benefit under the policy that provides a guaranteed minimum withdrawal benefit, including Retirement Income MaxSM Rider.

Guaranteed Period Options — The various guaranteed interest rate periods of the fixed account which the Company may offer and into which premium payments may be paid or amounts transferred.

Nonqualified Policy — A policy other than a qualified policy.

Owner (You, Your) — The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and before the annuity commencement date is the person designated as the owner in the information that we require to issue a policy.

Policy Date — The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.

Policy Value — On or before the annuity commencement date, the policy value is equal to the owner’s:

•	premium payments; minus
•	gross partial surrenders (partial surrenders plus or minus excess interest adjustments); plus
•	interest credited in the fixed account; plus
•	accumulated gains in the separate account; minus
•	accumulated losses in the separate account; minus
•	service charges, rider fees, premium taxes, transfer fees, and other charges, if any.

Policy Year — A policy year begins on the policy date and on each anniversary thereof.

Premium Payment — An amount paid to the Company by the owner or on the owner’s behalf as consideration for the benefits provided by the policy.

Qualified Policy — A policy issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.

Separate Account — Separate Account VA B, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.

Separate Account Value — The portion of the policy value that is invested in the separate account.

Service Charge — An annual charge on each policy anniversary (and a charge at the time of surrender during any policy year) for policy maintenance and related administrative expenses. This annual charge is $35, but will not exceed 2% of the policy value.

Subaccount — A subdivision within the separate account, the assets of which are invested in a specified underlying fund portfolio.

Supportable Payment — The amount equal to the sum of the variable annuity unit values multiplied by the number of variable annuity units in each of the selected subaccounts.

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Valuation Period — The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of those values. Such determination shall be made on each business day.

Variable Annuity Payments — Payments made pursuant to an annuity payment option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the separate account.

Written Notice — Written notice, signed by the owner, that gives the Company the information it requires and is received in good order at the Administrative Office. For some transactions, the Company may accept an electronic notice, such as telephone instructions. Such electronic notice must meet the requirements for good order that the Company establishes for such notices.

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In order to supplement the description in the prospectus, the following provides additional information about the Company (the Company, we, us or our) and the policy, which may be of interest to a prospective purchaser.

THE POLICY — GENERAL PROVISIONS

Owner

The policy shall belong to the owner upon issuance of the policy after completion of an enrollment form and delivery of the initial premium payment. While the annuitant is living, the owner may: (1) assign the policy; (2) surrender the policy; (3) amend or modify the policy with the Company’s consent; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary; and of your spouse in a community or marital property state.

Unless the Company has been notified of a community or marital property interest in the policy, it will rely on its good faith belief that no such interest exists and will assume no responsibility for inquiry.

Note carefully. If the owner predeceases the annuitant and no joint owner, primary beneficiary, or contingent beneficiary is alive or in existence on the date of death, the owner’s estate will become the new owner. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy.

The owner may change the ownership of the policy in a written notice. When this change takes effect, all rights of ownership in the policy will pass to the new owner. A change of ownership may have tax consequences.

When there is a change of owner, the change will not be effective until it is recorded in our records. Once recorded, it will take effect as of the date the owner signs the written notice, subject to any payment the Company has made or action the Company has taken before recording the change. Changing the owner does not change the designation of the beneficiary or the annuitant.

If ownership is transferred to a new owner (except to the owner’s spouse) because the owner dies before the annuitant, then (a) the cash value generally must be distributed to the new owner within five years of the owner’s death, or (b) annuity payments must be made for a period certain or for the new owner’s lifetime so long as any period certain does not exceed that new owner’s life expectancy, if the first payment begins within one year of your death.

Entire Contract

The entire contract consists of the policy and any application, endorsements and riders. If any portion of the policy or rider attached thereto shall be found to be invalid, unenforceable or illegal, the remainder shall not in any way be affected or impaired thereby, but shall have the same force and effect as if the invalid, unenforceable or illegal portion had not been inserted.

6

Misstatement of Age or Sex

If the age or sex of the annuitant or owner has been misstated, the Company will change the annuity benefit payable to that which the premium payments would have purchased for the correct age or sex. The dollar amount of any underpayment made by the Company shall be paid in full with the next payment due such person or the beneficiary. The dollar amount of any overpayment made by the Company due to any misstatement shall be deducted from payments subsequently accruing to such person or beneficiary. Any underpayment or overpayment will include interest at 5% per year, from the date of the wrong payment to the date of the adjustment. The age of the annuitant or owner may be established at any time by the submission of proof satisfactory to the Company.

Reallocation of Annuity Units After the Annuity Commencement Date

After the annuity commencement date, you may reallocate the value of a designated number of annuity units of a subaccount then credited to a policy into an equal value of annuity units of one or more other subaccounts or the fixed account. The reallocation shall be based on the relative value of the annuity units of the account(s) or subaccount(s) at the end of the business day on the next payment date. The minimum amount which may be reallocated is the lesser of (1) $10 of monthly income or (2) the entire monthly income of the annuity units in the account or subaccount from which the transfer is being made. If the monthly income of the annuity units remaining in an account or subaccount after a reallocation is less than $10, the Company reserves the right to include the value of those annuity units as part of the transfer. The request must be in writing to the Company’s administrative office. There is no charge assessed in connection with such reallocation. A reallocation of annuity units may be made up to four times in any given policy year.

After the annuity commencement date, no transfers may be made from the fixed account to the separate account.

Annuity Payment Options

Note: Portions of the following discussion do not apply to annuity payments under the Initial Payment Guarantee. See the “Stabilized Payments” section of this SAI.

During the lifetime of the annuitant and before the annuity commencement date, the owner may choose an annuity payment option or change the election, but notice of any election or change of election must be received by the Company in good order at least thirty (30) days before the annuity commencement date (elections less than 30 days require prior approval). If no election is made before the annuity commencement date, annuity payments will be made under (1) life income with level (fixed) payments for 10 years certain, using the existing policy value of the fixed account, or (2) life income with variable payments for 10 years certain using the existing policy value of the separate account, or (3) a combination of (1) and (2). These default options may be restricted with respect to qualified policies.

The person who elects an annuity payment option can also name one or more successor payees to receive any unpaid amount the Company has at the death of a payee. Naming these payees cancels any prior choice of a successor payee.

A payee who did not elect the annuity payment option does not have the right to advance or assign payments, take the payments in one sum, or make any other change. However, the payee may be given the right to do one or more of these things if the person who elects the option tells the Company in writing and the Company agrees.

Variable Payment Options. The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. For annuity payments the tables

7

are based on a 5% effective annual Assumed Investment Return and the “2000 Table” (male, female and unisex if required by law), using an assumed annuity commencement date of 2005 (static projection to this point) with dynamic projection using scale G from that point (100% of G for male, 50% of G for females). The dollar amount of additional variable annuity payments will vary based on the investment performance of the subaccount(s) of the separate account selected by the annuitant or beneficiary. For certain qualified policies the use of unisex mortality tables may be required.

Determination of the First Variable Payment. The amount of the first variable payment depends upon the sex (if consideration of sex is allowed under state law) and adjusted age of the annuitant. For regular annuity payments, the adjusted age is the annuitant’s actual age nearest birthday, on the annuity commencement date, adjusted as described in your policy. This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment.

Determination of Additional Variable Payments. All variable annuity payments other than the first are calculated using annuity units which are credited to the policy. The number of annuity units to be credited in respect of a particular subaccount is determined by dividing that portion of the first variable annuity payment attributable to that subaccount by the annuity unit value of that subaccount on the annuity commencement date. The number of annuity units of each particular subaccount credited to the policy then remains fixed, assuming no transfers to or from that subaccount occur. The dollar value of variable annuity units in the chosen subaccount will increase or decrease reflecting the investment experience of the chosen subaccount. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant. This amount is equal to the sum of the amounts determined by multiplying the number of annuity units of each particular subaccount credited to the policy by the annuity unit value for the particular subaccount on the date the payment is made.

Death Benefit

Due proof of death of the annuitant is proof that the annuitant died prior to the commencement of annuity payments. A certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death or any other proof satisfactory to the Company will constitute due proof of death.

Upon receipt in good order of this proof and an election of a method of settlement and return of the policy, the death benefit generally will be paid within seven days, or as soon thereafter as the Company has sufficient information about the beneficiary(ies) to make the payment. The beneficiary may receive the amount payable in a lump sum cash benefit, or, subject to any limitation under any state or federal law, rule, or regulation, under one of the annuity payment options described above, unless a settlement agreement is effective at the death of the owner preventing such election.

If an owner is not an annuitant, and dies prior to the annuity commencement date, the new owner may surrender the policy at any time for the amount of the policy value. If the new owner is not the deceased owner’s spouse, however, (1) the policy value must be distributed within five years after the date of the deceased owner’s death, or (2) payments under an annuity payment option must begin no later than one year after the deceased owner’s death and must be made for the new owner’s lifetime or for a period certain (so long as any period certain does not exceed the new owner’s life expectancy). If the sole new owner is the deceased owner’s surviving spouse, such spouse may elect to continue the policy as the new owner instead of receiving the death benefit.

Beneficiary. The beneficiary designation in the enrollment form will remain in effect until changed. The owner may change the designated beneficiary by sending written notice to the Company. The beneficiary’s consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies,

8

the owner may then designate a new beneficiary.) The change will take effect as of the date the owner signs the written notice, whether or not the owner is living when the notice is received by the Company. The Company will not be liable for any payment made before the written notice is received. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If upon the death of the annuitant there is a surviving owner(s), the surviving owner(s) automatically takes the place of any beneficiary designation.

Death of Owner

Federal tax law requires that if any owner (including any joint owner who has become a current owner) dies before the annuity commencement date, then the entire value of the policy must generally be distributed within five years of the date of death of such owner. Certain rules apply where (1) the spouse of the deceased owner is the sole beneficiary, (2) the owner is not a natural person and the primary annuitant dies or is changed, or (3) any owner dies after the annuity commencement date. See the TAX INFORMATION section in the prospectus for more information about these rules. Other rules may apply to qualified policies.

Assignment

During the lifetime of the annuitant you may assign any rights or benefits provided by the policy if your policy is a nonqualified policy. An assignment will not be binding on the Company until a copy has been filed at its administrative office. Your rights and benefits and those of the beneficiary are subject to the rights of the assignee. The Company assumes no responsibility for the validity or effect of any assignment. Any claim made under an assignment shall be subject to proof of interest and the extent of the assignment. An assignment may have tax consequences.

Unless you so direct by filing written notice with the Company, no beneficiary may assign any payments under the policy before they are due. To the extent permitted by law, no payments will be subject to the claims of any beneficiary’s creditors.

Ownership under qualified policies is restricted to comply with the Code.

Evidence of Survival

The Company reserves the right to require satisfactory evidence that a person is alive if a payment is based on that person being alive. No payment will be made until the Company receives such evidence.

Non-Participating

The policy will not share in the Company’s surplus earnings; no dividends will be paid.

Amendments

No change in the policy is valid unless made in writing by the Company and approved by one of the Company’s officers. No registered representative has authority to change or waive any provision of the policy.

The Company reserves the right to amend the policies to meet the requirements of the Code, regulations or published rulings. You can refuse such a change by giving written notice, but a refusal may result in adverse tax consequences.

9

Employee and Agent Purchases

The policy may be acquired by an employee or registered representative of any broker/dealer authorized to sell the policy or their immediate family, or by an officer, director, trustee or bona-fide full-time employee of the Company or its affiliated companies or their immediate family. In such a case, the Company in its discretion, may credit an amount equal to a percentage of each premium payment to the policy due to lower acquisition costs the Company experiences on those purchases. The Company may offer certain employer sponsored savings plans, reduced fees and charges including, but not limited to, the annual service charge, the surrender charges, the mortality and expense risk fee and the administrative charge for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which the Company is not presently aware which could result in reduced sales or distribution expenses. Credits to the policy or reductions in these fees and charges will not be unfairly discriminatory against any owner.

Present Value of Future Variable Payments

The present value of future period certain variable payments is calculated by taking (a) the supportable payment on the business day we receive the surrender request (in good order), multiplied by (b)  the number of payments remaining, multiplied by a discount rate (such as the assumed investment rate or “AIR”).

Stabilized Payments

If you have selected a payout feature that provides for stabilized payments (e.g., the Initial Payment Guarantee), please note that the stabilized payments remain level throughout each year and are adjusted on your annuitization anniversary. Without stabilized payments, each payment throughout the year would fluctuate based on the performance of your selected subaccounts. To reflect the difference in these payments we adjust (both increase and decrease as appropriate) the number of annuity units. The annuity units are adjusted when we calculate the supportable payment. Supportable payments are used in the calculation of surrender values, death benefits and transfers. On the anniversary of your annuity commencement date we set the new stabilized payment equal to the current supportable payment. In the case of an increase in the number of variable annuity units, your participation in the future investment performance of the subaccounts will be increased because more variable annuity units are credited to you. Conversely, in the case of a reduction of the number of variable annuity units, your participation in the future investment performance of the subaccounts will be decreased because fewer variable annuity units are credited to you. If the Initial Payment Guarantee is chosen, then the stabilized variable annuity payment will equal the greater of the guaranteed payment or the supportable payment at that time.

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The following table demonstrates, on a purely hypothetical basis, the changes in the number of variable annuity units. The changes in the variable annuity unit values reflect the investment performance of the applicable subaccounts as well as the separate account charge.

Hypothetical Changes in Annuity Units with Stabilized Payments*
Assumed Investment Rate			5.0%
Life & 10 Year Certain
Male aged 65
First Variable Payment			$500
		Beginning Annuity Units	Annuity Unit Values	Monthly Payment Without Stabilization	Monthly Stabilized Payment	Adjustments In Annuity Units	Cumulative Adjusted Annuity Units
At Issue:	January 1	400.0000	1.250000	$500.00	$500.00	0.0000	400.0000
	February 1	400.0000	1.252005	$500.80	$500.00	0.0041	400.0041
	March 1	400.0000	1.252915	$501.17	$500.00	0.0059	400.0100
	April 1	400.0000	1.245595	$498.24	$500.00	(0.0089)	400.0011
	May 1	400.0000	1.244616	$497.85	$500.00	(0.0108)	399.9903
	June 1	400.0000	1.239469	$495.79	$500.00	(0.0212)	399.9691
	July 1	400.0000	1.244217	$497.69	$500.00	(0.0115)	399.9576
	August 1	400.0000	1.237483	$494.99	$500.00	(0.0249)	399.9327
	September 1	400.0000	1.242382	$496.95	$500.00	(0.0150)	399.9177
	October 1	400.0000	1.242382	$496.95	$500.00	(0.0149)	399.9027
	November 1	400.0000	1.249210	$499.68	$500.00	(0.0016)	399.9012
	December 1	400.0000	1.252106	$500.84	$500.00	0.0040	399.9052
	January 1	399.9052	1.255106	$501.92	$501.92	0.0000	399.9052

*	The total separate account expenses and portfolio expenses included in the calculations are 2.25% (2.25% is a hypothetical figure). If higher (or lower) expenses were charged, the numbers would be lower (or higher).

INVESTMENT EXPERIENCE

A “net investment factor” is used to determine the value of accumulation units and annuity units, and to determine annuity payment rates.

Accumulation Units

Allocations of a premium payment directed to a subaccount are credited in the form of accumulation units. Each subaccount has a distinct accumulation unit value. The number of units credited is determined by dividing the premium payment or amount transferred to the subaccount by the accumulation unit value of the subaccount as of the end of the valuation period during which the allocation is made. For each subaccount, the accumulation unit value for a given business day is based on the net asset value of a share of the corresponding portfolio of the underlying fund portfolios less any applicable charges or fees. The investment performance of the portfolio, expenses, and deductions of certain charges affect the value of an accumulation unit.

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Upon allocation to the selected subaccount, premium payments are converted into accumulation units of the subaccount. The number of accumulation units to be credited is determined by dividing the dollar amount allocated to each subaccount by the value of an accumulation unit for that subaccount as next determined after the premium payment is received at the Administrative Office or, in the case of the initial premium payment, when the enrollment form is completed, whichever is later. The value of an accumulation unit for each subaccount was arbitrarily established at $1 at the inception of each subaccount. Thereafter, the value of an accumulation unit is determined as of the close of trading on each day the New York Stock Exchange is open for regular trading.

An index (the “net investment factor”) which measures the investment performance of a subaccount during a valuation period, is used to determine the value of an accumulation unit for the next subsequent valuation period. The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease, or remain the same from one valuation period to the next. You bear this investment risk. The net investment performance of a subaccount and deduction of certain charges affect the accumulation unit value.

The net investment factor for any subaccount for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

(a)	is the net result of:
(1)	the net asset value per share of the shares held in the subaccount determined at the end of the current valuation period, plus
(2)	the per share amount of any dividend or capital gain distribution made with respect to the shares held in the subaccount if the ex-dividend date occurs during the current valuation period, plus or minus
(3)	a per share credit or charge for any taxes determined by the Company to have resulted during the valuation period from the investment operations of the subaccount;
(b)	is the net asset value per share of the shares held in the subaccount determined as of the end of the immediately preceding valuation period; and
(c)	is an amount representing the separate account charge and any optional benefit fees, if applicable.

Illustration of Separate Account Accumulation Unit Value Calculations

Formula and Illustration for Determining the Net Investment Factor

Net Investment Factor =	(A + B - C) - E
D

Where:

A =	The net asset value of an underlying fund portfolio share as of the end of the current valuation period.

Assume                                                             A = $11.57

B =	The per share amount of any dividend or capital gains distribution since the end of the immediately preceding valuation period.

Assume                                                              B = 0

C =	The per share charge or credit for any taxes reserved for at the end of the current valuation period.

Assume                                                             C = 0

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D =	The net asset value of an underlying fund portfolio share at the end of the immediately preceding valuation period.

Assume                                                              D = $11.40

E =	The daily deduction for the mortality and expense risk fee and the administrative charge, and any optional benefit fees, if applicable. Assume E totals 1.30% on an annual basis; On a daily basis, this equals 0.000035388.

Then, the net investment factor =	(11.57 + 0 – 0) - 0.000035388 = Z = 1.01487689
(11.40)

Formula and Illustration for Determining Accumulation Unit Value

Accumulation Unit Value = A*B

Where:

A =	The accumulation unit value for the immediately preceding valuation period.

Assume = $X

B =	The net investment factor for the current valuation period.

Assume = Y

Then, the accumulation unit value = $X * Y = $Z

Annuity Unit Value and Annuity Payment Rates

The amount of variable annuity payments will vary with annuity unit values. Annuity unit values rise if the net investment performance of the subaccount exceeds the assumed investment return of 5% annually. Conversely, annuity unit values fall if the net investment performance of the subaccount is less than the annual assumed investment return. The value of a variable annuity unit in each subaccount was established at $1 on the date operations began for that subaccount. The value of a variable annuity unit on any subsequent business day is equal to (a) multiplied by (b) multiplied by (c), where:

(a)	is the variable annuity unit value for the subaccount on the immediately preceding business day;
(b)	is the net investment factor for that subaccount for the valuation period; and
(c)	is the assumed investment return adjustment factor for the valuation period.

The assumed investment return adjustment factor for the valuation period is the product of discount factors of

.99986634 per day to recognize the 5% effective annual assumed investment return. The valuation period is the period from the close of the immediately preceding business day to the close of the current business day.

The net investment factor for the policy used to calculate the value of a variable annuity unit in each subaccount for the valuation period is determined by dividing (i) by (ii) and subtracting (iii) from the result, where:

(i)	is the result of:
(1)	the net asset value of a fund share held in that subaccount determined at the end of the current valuation period; plus

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(2)	the per share amount of any dividend or capital gain distributions made by the fund for shares held in that subaccount if the ex-dividend date occurs during the valuation period; plus or minus
(3)	a per share charge or credit for any taxes reserved for, which the Company determines to have resulted from the investment operations of the subaccount.
(ii)	is the net asset value of a fund share held in that subaccount determined as of the end of the immediately preceding valuation period.
(iii)	is a factor representing the mortality and expense risk fee and administrative charge. This factor is equal, on an annual basis, to 0.60% of the daily net asset value of shares held in that subaccount. (For calculating Initial Payment Guarantee annuity payments, the factor is higher at a rate of 1.85%).

The dollar amount of subsequent variable annuity payments will depend upon changes in applicable annuity unit values.

The annuity payment rates generally vary according to the annuity option elected and the gender and adjusted age of the annuitant at the annuity commencement date. The policy contains a table for determining the adjusted age of the annuitant.

Illustration of Calculations for Annuity Unit

Value and Variable Annuity Payments

Formula and Illustration for Determining Annuity Unit Value

Annuity Unit Value = A*B*C

Where:

A =	annuity unit value for the immediately preceding valuation period.

Assume = $X

B =	Net investment factor for the valuation period for which the annuity unit value is being calculated.

Assume = Y

C =	A factor to neutralize the annual assumed investment return of 5% built into the Annuity Tables used.

Assume = Z

Then, the annuity unit value is:

$X * Y*Z = $Q

Formula and Illustration for Determining Amount of

First Monthly Variable Annuity Payment

First monthly variable annuity payment =	A * B
$1,000

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Where:

A =	The adjusted policy value as of the annuity commencement date.

Assume = $X

B =	The annuity purchase rate per $1,000 of adjusted policy value based upon the option selected, the sex and adjusted age of the annuitant according to the tables contained in the policy.

Assume = $Y

Then, the first monthly variable annuity payment =	$X * $Y = $Z
1,000

Formula and Illustration for Determining the Number of Annuity Units

Represented by Each Monthly Variable Annuity Payment

Number of annuity units =	A
B

Where:

A =	The dollar amount of the first monthly variable annuity payment.

Assume = $X

B =	The annuity unit value for the valuation date on which the first monthly payment is due.

Assume = $Y

Then, the number of annuity units =	$X = Z
$Y

PERFORMANCE

The Company periodically advertises performance of the various subaccounts. Performance figures might not reflect charges for options, riders, or endorsements. We may disclose at least three different kinds of non-standard performance. First, we may calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the mortality and expense risk fees and administrative charges. It does not reflect the deduction of any applicable premium taxes, or fees for any optional riders or endorsements. Any such deduction would reduce the percentage increase or make greater any percentage decrease.

Second, advertisements may also include total return figures, which reflect the deduction of the mortality and expense risk fees and administrative charges.

Third, for certain investment portfolios, performance may be shown for the period commencing from the inception date of the investment portfolio (i.e., before commencement of subaccount operations). These figures should not be interpreted to reflect actual historical performance of the subaccounts.

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Not all types of performance data presented reflect all of the fees and charges that may be deducted (such as fees for optional benefits); performance figures would be lower if these charges were included.

HISTORICAL PERFORMANCE DATA

Money Market Yields

The Company may from time to time disclose the current annualized yield of the money market subaccount, which invests in the corresponding money market portfolio, for a 7-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the 7-day period in the value of a hypothetical account having a balance of 1 unit of the money market subaccount at the beginning of the 7-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects (i) net income from the portfolio attributable to the hypothetical account; and (ii) charges and deductions imposed under a policy that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for (i) the administrative charges and (ii) the mortality and expense risk fee. Current yield will be calculated according to the following formula:

Current Yield = ((NCS * ES)/UV) * (365/7)

Where:

NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.
ES	=	Per unit expenses of the subaccount for the 7-day period.
UV	=	The unit value on the first day of the 7-day period.

Because of the charges and deductions imposed under a policy, the yield for the money market subaccount will be lower than the yield for the corresponding money market portfolio. The yield calculations do not reflect the effect of any premium taxes.

The Company may also disclose the effective yield of the money market subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the base period return according to the following formula:

Effective Yield = (1 + ((NCS - ES)/UV))365/7 -1

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Where:

NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.
ES	=	Per unit expenses of the subaccount for the 7-day period.
UV	=	The unit value on the first day of the 7-day period.

The yield on amounts held in the money market subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The money market subaccount’s actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the corresponding money market portfolio, the types and quality of portfolio securities held by the corresponding money market portfolio and its operating expenses.

Total Returns

The Company may from time to time also advertise or disclose total returns for one or more of the subaccounts for various periods of time. One of the periods of time will include the period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5 and 10 years, respectively, the total return for these periods will be provided. Total returns for other periods of time may from time to time also be disclosed. Total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication and will be stated in the communication.

Total returns will be calculated using subaccount unit values which the Company calculates on each business day based on the performance of the separate account’s underlying fund portfolio and the deductions for the mortality and expense risk fee and the administrative charges. The total return will then be calculated according to the following formula:

P (1+ T)N = ERV

Where:

T	=	The average annual total return net of subaccount recurring charges.
ERV	=	The ending redeemable value of the hypothetical account at the end of the period.
P	=	A hypothetical initial payment of $1,000.
N	=	The number of years in the period.

Other Performance Data

The Company may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard format described above. The non-standard format will be identical to the standard format.

The Company may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula:

CTR = (ERV / P)-1

17

Where:

CTR	=	The cumulative total return net of subaccount recurring charges for the period.
ERV	=	The ending redeemable value of the hypothetical investment at the end of the period.
P	=	A hypothetical initial payment of $1,000.

All non-standard performance data will only be advertised if the standard performance data is also disclosed.

Adjusted Historical Performance Data

From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date a particular subaccount commenced operations. Such performance information for the subaccounts will be calculated based on the performance of the various portfolios and the assumption that the subaccounts were in existence for the same periods as those indicated for the portfolios, with the level of policy charges that are currently in effect.

PUBLISHED RATINGS

The Company may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor’s Insurance Ratings Services, Moody’s Investors Service and Fitch Financial Ratings. The purpose of the ratings is to reflect the financial strength of the Company. The ratings should not be considered as bearing on the investment performance of assets held in the separate account or of the safety or riskiness of an investment in the separate account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, these ratings may be referred to in advertisements or sales literature or in reports to owners. These ratings are opinions of an operating insurance company’s financial capacity to meet the obligations of its insurance policies in accordance with their terms.

STATE REGULATION OF US

We are subject to the laws of jurisdiction governing insurance companies and to regulation by the jurisdiction Department of Insurance. An annual statement in a prescribed form is filed with the Department of Insurance each year covering our operations for the preceding year and our financial condition as of the end of such year. Regulation by the Department of Insurance includes periodic examination to determine our contract liabilities and reserves so that the Department may determine the items are correct. Our books and accounts are subject to review by the Department of Insurance at all times, and a full examination of our operations are conducted periodically by the National Association of Insurance Commissioners. In addition, we are subject to regulation under the insurance laws of other jurisdictions in which it may operate.

ADMINISTRATION

The Company performs administrative services for the policies. These services include issuance of the policies, maintenance of records concerning the policies, and certain valuation services.

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RECORDS AND REPORTS

All records and accounts relating to the separate account will be maintained by the Company. As presently required by the 1940 Act, as amended, and regulations promulgated thereunder, the Company will mail to all owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation. However, for certain routine transactions (for example, regular monthly premiums deducted from your checking account, or regular annuity payments the Company sends to you) you may only receive quarterly confirmations.

DISTRIBUTION OF THE POLICIES

We have entered into a principal underwriting agreement with our affiliate, Transamerica Capital, Inc. (“TCI”), for the distribution and sale of the policies. We may reimburse TCI for certain expenses it incurs in order to pay for the distribution of the policies (e.g., commissions payable to selling firms selling the Policies, as described below.)

TCI’s home office is located at 4600 S. Syracuse St. Suite 1100 Denver, Colorado 80237-2719. TCI is an indirect, wholly owned subsidiary of AEGON USA. TCI is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, and is a member of Financial Industry Regulatory Authority (“FINRA”). TCI is not a member of the Securities Investor Protection Corporation.

We currently offer the policies on a continuous basis. We anticipate continuing to offer the policies, but reserve the right to discontinue the offering. The policies are offered to the public through sales representatives of broker-dealers (“selling firms”) that have entered into selling agreements with us and with TCI. TCI compensates these selling firms for their services. Sales representatives with these selling firms are appointed as our insurance agents.

We and our affiliates provide paid-in-capital to TCI and pay for TCI’s operating and other expenses, including overhead, legal and accounting fees. We may also pay TCI an “override” payment based on the pricing of the product which becomes part of TCI’s assets. TCI paid no amounts in commissions in connection with the sale of the Policies.

We and/or TCI or another affiliate may pay certain selling firms additional cash amounts for: (1) “preferred product” treatment of the policies in their marketing programs, which may include marketing services and increased access to their sales representatives; (2) sales promotions relating to the policies; (3) costs associated with sales conferences and educational seminars for their sales representatives; and (4) other sales expenses of the selling firms. We and/or TCI may make bonus payments to certain selling firms based on aggregate sales or persistency standards. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms.

VOTING RIGHTS

To the extent required by law, the Company will vote the underlying fund portfolios’ shares held by the separate account at regular and special shareholder meetings of the underlying fund portfolios in accordance with instructions received from persons having voting interests in the portfolios, although none of the underlying fund portfolios hold regular annual shareholder meetings. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the underlying fund portfolios shares in its own right, it may elect to do so.

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Before the annuity commencement date, you hold the voting interest in the selected portfolios. The number of votes that you have the right to instruct will be calculated separately for each subaccount. The number of votes that you have the right to instruct for a particular subaccount will be determined by dividing your policy value in the subaccount by the net asset value per share of the corresponding portfolio in which the subaccount invests. Fractional shares will be counted.

After the annuity commencement date, the owner has the voting interest, and the number of votes decreases as annuity payments are made and as the reserves for the policy decrease. The person’s number of votes will be determined by dividing the reserve for the policy allocated to the applicable subaccount by the net asset value per share of the corresponding portfolio. Fractional shares will be counted.

The number of votes that you or the person receiving income payments has the right to instruct will be determined as of the date established by the underlying fund portfolio for determining shareholders eligible to vote at the meeting of the underlying fund portfolio. The Company will solicit voting instructions by sending you, or other persons entitled to vote, requests for instructions prior to that meeting in accordance with procedures established by the underlying fund portfolio. Portfolio shares as to which no timely instructions are received, and shares held by the Company in which you, or other persons entitled to vote have no beneficial interest, will be voted in proportion to the voting instructions that are received with respect to all policies participating in the same subaccount.

Each person having a voting interest in a subaccount will receive proxy material, reports, and other materials relating to the appropriate portfolio.

OTHER PRODUCTS

The Company makes other variable annuity policies available that may also be funded through the separate account. These variable annuity policies may have different features, such as different investment choices or charges.

CUSTODY OF ASSETS

The Company holds assets of each of the subaccounts. The assets of each of the subaccounts are segregated and held separate and apart from the assets of the other subaccounts and from the Company’s general account assets. The Company maintains records of all purchases and redemptions of shares of the underlying fund portfolios held by each of the subaccounts. Additional protection for the assets of the separate account is afforded by the Company’s fidelity bond, presently in the amount of $5,000,000, covering the acts of officers and employees of the Company.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements of the Separate Account VA B, at December 31, 2012 and for the periods disclosed in the financial statements, the financial statements of Separate Account VA M, at December 31, 2012, and for the periods disclosed in the financial statements, and the statutory-basis financial statements and schedules of Transamerica Life Insurance Company at December 31, 2012 and 2011, and for each of the three years in the period ended December 31, 2012, appearing

20

herein, have been audited by Ernst & Young LLP, Suite 3000, 801 Grand Avenue, Des Moines, Iowa 50309, Independent Registered Public Accounting Firm, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon their reports given on their authority as experts in accounting and auditing.

OTHER INFORMATION

A registration statement has been filed with the SEC, under the Securities Act of 1933 as amended, with respect to the policies discussed in this SAI. Not all of the information set forth in the registration statement and the amendments and exhibits thereto has been included in the prospectus or this SAI. Statements contained in the prospectus and this SAI concerning the content of the policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

FINANCIAL STATEMENTS

The values of your interest in the separate account will be affected solely by the investment results of the selected subaccount(s). Financial statements of certain subaccounts of Separate Account VA B, which are available for investment by Income EliteSM Variable Annuity policy owners, are contained herein. The statutory-basis financial statements and schedules of Transamerica Life Insurance Company, which are included in this SAI, should be considered only as bearing on the ability of the Company to meet its obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the separate account.

21

APPENDIX

CONDENSED FINANCIAL INFORMATION

The following tables list the accumulation unit values and the number of accumulation units outstanding for the total separate account expenses listed therein for each subaccount.

		Separate Account Expense 0.60%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA AEGON High Yield Bond - Initial Class Subaccount inception date February 1, 2012	2012	$1.000000	$1.123223	0.000
TA Barrow Hanley Dividend Focused - Initial Class(1) Subaccount inception date February 1, 2012	2012	$1.000000	$1.051481	0.000
TA Clarion Global Real Estate Securities - Initial Class Subaccount inception date February 1, 2012	2012	$1.000000	$1.147908	0.000
TA JPMorgan Enhanced Index - Initial Class Subaccount inception date February 1, 2012	2012	$1.000000	$1.094429	0.000
TA Jennison Growth - Initial Class Subaccount inception date February 1, 2012	2012	$1.000000	$1.064480	0.000
TA MFS International Equity - Initial Class Subaccount inception date February 1, 2012	2012	$1.000000	$1.126172	0.000
TA TS&W International Equity - Initial Class(2) Subaccount inception date February 1, 2012	2012	$1.000000	$1.091244	0.000
TA Morgan Stanley Mid-Cap Growth - Initial Class Subaccount inception date February 1, 2012	2012	$1.000000	$0.999054	0.000
TA BNP Paribas Large Cap Growth - Initial Class(3) Subaccount inception date February 1, 2012	2012	$1.000000	$1.084223	0.000
TA Systematic Small/Mid Cap Value - Initial Class(4) Subaccount inception date February 1, 2012	2012	$1.000000	$1.070429	0.000
TA T. Rowe Price Small Cap - Initial Class Subaccount inception date February 1, 2012	2012	$1.000000	$1.048080	0.000
TA Third Avenue Value - Initial Class(4) Subaccount inception date February 1, 2012	2012	$1.000000	$1.100663	0.000
TA WMC Diversified Growth - Initial Class Subaccount inception date February 1, 2012	2012	$1.000000	$1.031597	0.000
TA AEGON Money Market - Service Class Subaccount inception date February 1, 2012	2012	$1.000000	$0.994611	160,796.910
TA AEGON Tactical Vanguard ETF - Balanced - Service Class Subaccount inception date February 1, 2012	2012	$1.000000	$1.045792	0.000
TA AEGON Tactical Vanguard ETF - Conservative - Service Class Subaccount inception date February 1, 2012	2012	$1.000000	$1.038887	0.000
TA AEGON Tactical Vanguard ETF - Growth - Service Class Subaccount inception date February 1, 2012	2012	$1.000000	$1.057944	0.000
TA AEGON U.S. Government Securities - Service Class Subaccount inception date February 1, 2012	2012	$1.000000	$1.032875	0.000
TA AllianceBernstein Dynamic Allocation - Service Class Subaccount inception date February 1, 2012	2012	$1.000000	$1.029473	0.000
TA Asset Allocation - Conservative - Service Class Subaccount inception date February 1, 2012	2012	$1.000000	$1.039542	0.000

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CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 0.60%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Growth - Service Class Subaccount inception date February 1, 2012	2012	$1.000000	$1.045150	0.000
TA Asset Allocation - Moderate - Service Class Subaccount inception date February 1, 2012	2012	$1.000000	$1.047062	0.000
TA Asset Allocation - Moderate Growth - Service Class Subaccount inception date February 1, 2012	2012	$1.000000	$1.047579	0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date February 1, 2012	2012	$1.000000	$1.034869	0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date February 1, 2012	2012	$1.000000	$1.051164	0.000
TA Efficient Markets - Service Class(5) Subaccount inception date February 1, 2012	2012	$1.000000	$1.061336	0.000
TA Hanlon Income - Service Class Subaccount inception date February 1, 2012	2012	$1.000000	$1.013585	0.000
TA International Moderate Growth - Service Class Subaccount inception date February 1, 2012	2012	$1.000000	$1.060547	0.000
TA JPMorgan Core Bond - Service Class Subaccount inception date February 1, 2012	2012	$1.000000	$1.032098	0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date February 1, 2012	2012	$1.000000	$1.133613	0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date February 1, 2012	2012	$1.000000	$1.044563	0.000
TA Janus Balanced - Service Class Subaccount inception date February 1, 2012	2012	$1.000000	$1.062588	0.000
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date September 17, 2012	2012	$1.000000	$0.993405	0.000
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date September 17, 2012	2012	$1.000000	$0.988530	0.000
TA Market Participation Strategy - Service Class Subaccount inception date September 17, 2012	2012	$1.000000	$0.992288	0.000
TA Multi-Managed Balanced - Service Class Subaccount inception date February 1, 2012	2012	$1.000000	$1.074801	0.000
TA PIMCO Real Return TIPS - Service Class Subaccount inception date February 1, 2012	2012	$1.000000	$1.037909	0.000
TA PIMCO Tactical - Balanced - Service Class(6) Subaccount inception date February 1, 2012	2012	$1.000000	$0.989149	0.000
TA PIMCO Tactical - Conservative - Service Class(7) Subaccount inception date February 1, 2012	2012	$1.000000	$0.991090	0.000
TA PIMCO Tactical - Growth - Service Class(8) Subaccount inception date February 1, 2012	2012	$1.000000	$0.980395	0.000
TA PIMCO Total Return - Service Class Subaccount inception date February 1, 2012	2012	$1.000000	$1.052913	95,135.413
TA Vanguard ETF - Aggressive Growth - Service Class(9) Subaccount inception date February 1, 2012	2012	$1.000000	$1.082798	0.000
TA Vanguard ETF - Balanced - Service Class(10) Subaccount inception date February 1, 2012	2012	$1.000000	$1.047571	96,947.932

23

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 0.60%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Vanguard ETF - Conservative - Service Class(11) Subaccount inception date February 1, 2012	2012	$1.000000	$1.038981	0.000
TA Vanguard ETF - Growth - Service Class(5)(12) Subaccount inception date February 1, 2012	2012	$1.000000	$1.061509	0.000

		Separate Account Expense 0.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA AEGON High Yield Bond - Initial Class Subaccount inception date February 1, 2012	2012	$1.000000	$1.124851	66,556.233
TA Barrow Hanley Dividend Focused - Initial Class(1) Subaccount inception date February 1, 2012	2012	$1.000000	$1.052909	0.000
TA Clarion Global Real Estate Securities - Initial Class Subaccount inception date February 1, 2012	2012	$1.000000	$1.149465	30,601.243
TA JPMorgan Enhanced Index - Initial Class Subaccount inception date February 1, 2012	2012	$1.000000	$1.095924	254,260.421
TA Jennison Growth - Initial Class Subaccount inception date February 1, 2012	2012	$1.000000	$1.065935	0.000
TA MFS International Equity - Initial Class Subaccount inception date February 1, 2012	2012	$1.000000	$1.127715	57,720.763
TA TS&W International Equity - Initial Class(2) Subaccount inception date February 1, 2012	2012	$1.000000	$1.092734	0.000
TA Morgan Stanley Mid-Cap Growth - Initial Class Subaccount inception date February 1, 2012	2012	$1.000000	$1.000420	28,380.808
TA BNP Paribas Large Cap Growth - Initial Class(3) Subaccount inception date February 1, 2012	2012	$1.000000	$1.085698	0.000
TA Systematic Small/Mid Cap Value - Initial Class(4) Subaccount inception date February 1, 2012	2012	$1.000000	$1.071878	0.000
TA T. Rowe Price Small Cap - Initial Class Subaccount inception date February 1, 2012	2012	$1.000000	$1.049517	44,644.682
TA Third Avenue Value - Initial Class(4) Subaccount inception date February 1, 2012	2012	$1.000000	$1.102162	0.000
TA WMC Diversified Growth - Initial Class Subaccount inception date February 1, 2012	2012	$1.000000	$1.033009	0.000
TA AEGON Money Market - Service Class Subaccount inception date February 1, 2012	2012	$1.000000	$0.995987	553,991.098
TA AEGON Tactical Vanguard ETF - Balanced - Service Class Subaccount inception date February 1, 2012	2012	$1.000000	$1.047218	0.000
TA AEGON Tactical Vanguard ETF - Conservative - Service Class Subaccount inception date February 1, 2012	2012	$1.000000	$1.040308	29,567.577
TA AEGON Tactical Vanguard ETF - Growth - Service Class Subaccount inception date February 1, 2012	2012	$1.000000	$1.059373	0.000
TA AEGON U.S. Government Securities - Service Class Subaccount inception date February 1, 2012	2012	$1.000000	$1.034291	0.000
TA AllianceBernstein Dynamic Allocation - Service Class Subaccount inception date February 1, 2012	2012	$1.000000	$1.030886	0.000

24

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 0.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Conservative - Service Class Subaccount inception date February 1, 2012	2012	$1.000000	$1.040977	112,836.768
TA Asset Allocation - Growth - Service Class Subaccount inception date February 1, 2012	2012	$1.000000	$1.046586	0.000
TA Asset Allocation - Moderate - Service Class Subaccount inception date February 1, 2012	2012	$1.000000	$1.048496	0.000
TA Asset Allocation - Moderate Growth - Service Class Subaccount inception date February 1, 2012	2012	$1.000000	$1.049012	0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date February 1, 2012	2012	$1.000000	$1.036281	0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date February 1, 2012	2012	$1.000000	$1.052603	0.000
TA Efficient Markets - Service Class(5) Subaccount inception date February 1, 2012	2012	$1.000000	$1.062784	0.000
TA Hanlon Income - Service Class Subaccount inception date February 1, 2012	2012	$1.000000	$1.014973	0.000
TA International Moderate Growth - Service Class Subaccount inception date February 1, 2012	2012	$1.000000	$1.061998	0.000
TA JPMorgan Core Bond - Service Class Subaccount inception date February 1, 2012	2012	$1.000000	$1.033504	124,557.133
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date February 1, 2012	2012	$1.000000	$1.135167	24,917.988
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date February 1, 2012	2012	$1.000000	$1.046003	0.000
TA Janus Balanced - Service Class Subaccount inception date February 1, 2012	2012	$1.000000	$1.064040	0.000
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date September 17, 2012	2012	$1.000000	$0.993835	0.000
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date September 17, 2012	2012	$1.000000	$0.988958	0.000
TA Market Participation Strategy - Service Class Subaccount inception date September 17, 2012	2012	$1.000000	$0.992720	0.000
TA Multi-Managed Balanced - Service Class Subaccount inception date February 1, 2012	2012	$1.000000	$1.076281	0.000
TA PIMCO Real Return TIPS - Service Class Subaccount inception date February 1, 2012	2012	$1.000000	$1.039313	0.000
TA PIMCO Tactical - Balanced - Service Class(6) Subaccount inception date February 1, 2012	2012	$1.000000	$0.990502	0.000
TA PIMCO Tactical - Conservative - Service Class(7) Subaccount inception date February 1, 2012	2012	$1.000000	$0.992440	0.000
TA PIMCO Tactical - Growth - Service Class(8) Subaccount inception date February 1, 2012	2012	$1.000000	$0.981746	0.000
TA PIMCO Total Return - Service Class Subaccount inception date February 1, 2012	2012	$1.000000	$1.054341	230,535.568
TA Vanguard ETF - Aggressive Growth - Service Class(9) Subaccount inception date February 1, 2012	2012	$1.000000	$1.084286	0.000

25

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 0.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Vanguard ETF - Balanced - Service Class(10) Subaccount inception date February 1, 2012	2012	$1.000000	$1.049003	0.000
TA Vanguard ETF - Conservative - Service Class(11) Subaccount inception date February 1, 2012	2012	$1.000000	$1.040398	0.000
TA Vanguard ETF - Growth - Service Class(5)(12) Subaccount inception date February 1, 2012	2012	$1.000000	$1.062964	0.000

(1)	Formerly known as Transamerica BlackRock Large Cap Value VP.
(2)	Formerly known as Transamerica Morgan Stanley Active International Allocation VP.
(3)	Formerly known as Transamerica Multi Managed Large Cap Core VP.
(4)	Effective on or about May 1, 2013, Transamerica Third Avenue Value VP merged into Transamerica Systematic Small/Mid Cap Value VP.
(5)	Effective on or about May 1, 2013, Transamerica Efficient Markets VP merged into Transamerica Vanguard ETF Portfolio - Growth VP.
(6)	Formerly known as Transamerica Hanlon Balanced VP.
(7)	Formerly known as Transamerica Hanlon Growth and Income VP.
(8)	Formerly known as Transamerica Hanlon Growth VP.
(9)	Portfolio name formerly known as Transamerica Index 100 VP and subaccount name formerly known as TA Vanguard ETF Index - Aggressive Growth.
(10)	Portfolio name formerly known as Transamerica Index 50 VP and subaccount name formerly known as TA Vanguard ETF Index - Balanced.
(11)	Portfolio name formerly known as Transamerica Index 35 VP and subaccount name formerly known as TA Vanguard ETF Index - Conservative.
(12)	Portfolio name formerly known as Transamerica Index 75 VP and subaccount name formerly known as TA Vanguard ETF Index - Growth.

26

FINANCIAL STATEMENTS AND SCHEDULES – STATUTORY BASIS

Transamerica Life Insurance Company

Years Ended December 31, 2012, 2011 and 2010

Transamerica Life Insurance Company

Financial Statements and Schedules – Statutory Basis

Years Ended December 31, 2012, 2011 and 2010

Report of Independent Registered Public Accounting Firm

The Board of Directors

Transamerica Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of Transamerica Life Insurance Company (the Company) as of December 31, 2012 and 2011, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2012. Our audits also included the statutory-basis financial statement schedules required by Regulation S-X, Article 7. These financial statements and schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles are described in Note 1. The effects on the accompanying financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the statutory-basis financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of Transamerica Life Insurance Company at December 31, 2012 and 2011, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2012.

However, in our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the financial position of Transamerica Life Insurance Company at December 31, 2012 and 2011, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2012, in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 1 to the financial statements, in response to new accounting standards in 2012, the Company changed its method of accounting for deferred income taxes.

/s/ Ernst & Young LLP

April 3, 2013

2

Transamerica Life Insurance Company

Balance Sheets – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

	December 31
	2012	2011
Admitted assets
Cash and invested assets:
Cash, cash equivalents and short-term investments	$4,386,102	$3,116,452
Bonds:
Affiliated entities	40,426	62,919
Unaffiliated	36,681,566	39,722,288
Preferred stocks:
Affiliated entities	7,162	7,162
Unaffiliated	111,471	138,596
Common stocks:
Affiliated entities (cost: 2012—$961,200; 2011—$921,343)	1,440,426	1,429,294
Unaffiliated (cost: 2012—$167,843; 2011—$198,433)	218,026	229,973
Mortgage loans on real estate	5,756,749	6,830,030
Real estate, at cost less accumulated depreciation (2012—$41,312; 2011—$51,050)
Home office properties	70,864	68,830
Investment properties	8,090	20,514
Properties held for sale	4,100	6,405
Policy loans	708,794	727,684
Receivables for securities	4,475	3,593
Securities lending reinvested collateral assets	2,160,218	3,520,304
Derivatives	557,584	248,484
Collateral balance	6,213	6,213
Other invested assets	2,290,392	2,460,085

Total cash and invested assets	54,452,658	58,598,826
Accrued investment income	465,779	475,813
Cash surrender value of life insurance policies	316,533	309,919
Premiums deferred and uncollected	125,291	131,183
Current federal income tax recoverable	—	120,549
Net deferred income tax asset	652,973	716,608
Reinsurance receivable	158,536	230,426
Receivable from parent, subsidiaries and affiliates	51,246	154,163
Accounts receivable	290,758	191,268
General agents pension fund	44,732	42,282
Reinsurance deposit receivable	167,223	156,620
Amounts incurred under modified coinsurance agreement	35,403	46,520
Goodwill	27,968	35,736
Other assets	23,928	34,909
Separate account assets	48,684,223	41,473,473

Total admitted assets	$105,497,251	$102,718,295

3

	December 31
	2012	2011
Liabilities and capital and surplus
Liabilities:
Aggregate reserves for policies and contracts:
Life	$14,844,093	$14,826,292
Annuity	15,866,274	16,637,184
Accident and health	3,678,436	3,507,297
Policy and contract claim reserves:
Life	238,728	220,281
Accident and health	169,217	176,338
Liability for deposit-type contracts	5,187,660	5,995,687
Other policyholders’ funds	21,289	19,333
Federal income taxes payable	6,704	—
Municipal reverse repurchase agreements	89,724	88,828
Remittances and items not allocated	445,323	358,297
Case level liability	3,696	4,981
Payable for derivative cash collateral	971,392	1,094,942
Asset valuation reserve	915,880	879,479
Interest maintenance reserve	840,245	854,620
Funds held under reinsurance treaties	5,940,038	7,837,637
Reinsurance in unauthorized reinsurers	513	9,600
Commissions and expense allowances payable on reinsurance assumed	46,585	62,277
Payable to parent, subsidiaries and affiliates	7,245	243,112
Payable for securities	10,364	12,030
Payable for securities lending	2,160,218	3,520,304
Borrowed money	85,516	—
Transfers from separate accounts due or accrued (including $(915,131) and $(743,562) accrued for expense allowances recognized in reserves, net of reinsurance allowances at December 31, 2012 and 2011, respectively)	(2,496,726)	(726,356)
Amounts withheld or retained	157,590	149,180
Derivatives	357,183	107,235
Bank owned life insurance surrender payable	1,610,622	—
Other liabilities	260,341	311,966
Separate account liabilities	48,608,538	41,406,109

Total liabilities	100,026,688	97,596,653
Capital and surplus:
Common stock, $10 per share par value, 1,000,000 shares authorized, 676,190 issued and outstanding at December 31, 2012 and 2011	6,762	6,762
Preferred stock, Series A, $10 per share par value, 42,500 shares authorized and issued (total liquidation value—$58,000) at December 31, 2012 and 2011; Series B, $10 per share par value, 250,000 shares authorized, 117,154 shares issued and 117,154 shares outstanding (total liquidation value -$1,171,540) at December 31, 2012 and 2011	1,597	1,597
Treasury stock, Series A Preferred, $10 per share par value, 42,500 shares as of December 31, 2012 and 2011	(58,000)	(58,000)
Aggregate write-ins for other than special surplus funds	—	432,568
Surplus notes	150,000	150,000
Paid-in surplus	3,346,065	3,326,311
Unassigned surplus	2,024,139	1,262,404

Total capital and surplus	5,470,563	5,121,642

Total liabilities and capital and surplus	$105,497,251	$102,718,295

See accompanying notes.

4

Transamerica Life Insurance Company

Statements of Operations – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2012	2011	2010
Revenues:
Premiums and other considerations, net of reinsurance:
Life	$1,147,190	$337,360	$1,523,920
Annuity	9,948,086	8,845,105	6,931,132
Accident and health	711,538	681,591	710,067
Net investment income	2,729,527	2,615,858	2,919,171
Amortization of interest maintenance reserve	31,284	71,742	3,906
Commissions and expense allowances on reinsurance ceded	504,373	(1,597,611)	892,482
Income from fees associated with investment management, administration and contract guarantees for separate accounts	603,433	494,516	380,170
Reserve adjustment on reinsurance ceded	(2,160,914)	(159,096)	(351,287)
IMR adjustment due to reinsurance	63,262	307,904	—
Consideration received on reinsurance recapture and novations	43,455	—	—
Income from administrative service agreement with affilate	74,457	60,237	51,177
Other income	72,054	85,154	85,480

	13,767,745	11,742,760	13,146,218
Benefits and expenses:
Benefits paid or provided for:
Life benefits	940,593	993,834	1,133,801
Accident and health benefits	494,903	473,566	496,368
Annuity benefits	1,067,932	1,082,923	1,084,962
Surrender benefits	5,930,279	5,703,634	5,970,842
Other benefits	195,827	199,349	215,848
Increase (decrease) in aggregate reserves for policies and contracts:
Life	18,775	(201,230)	51,172
Annuity	(770,871)	(1,353,277)	(1,017,181)
Accident and health	150,798	88,562	100,880

	8,028,236	6,987,361	8,036,692
Insurance expenses:
Commissions	1,094,907	1,132,581	1,440,391
General insurance expenses	660,695	687,102	764,037
Taxes, licenses and fees	89,428	83,034	72,666
Net transfers to separate accounts	3,033,966	5,167,168	1,901,530
Change in case level liability	(1,284)	(2,434)	(5,821)
Consideration paid on reinsurance transactions	—	352,463	—
Reinsurance transaction—modco reserve adjustment on reinsurance assumed	(205,194)	(218,566)	(262,273)
Other expenses	46,754	602,274	984,633

	4,719,272	7,803,622	4,895,163

Total benefits and expenses	12,747,508	14,790,983	12,931,855

Gain (loss) from operations before dividends to policyholders, federal income tax benefit and net realized capital gains (losses) on investments	$1,020,237	$(3,048,223)	$214,363

5

Transamerica Life Insurance Company

Statements of Operations – Statutory Basis (continued)

(Dollars in Thousands)

	Year Ended December 31
	2012	2011	2010
Dividends to policyholders	$8,651	$9,496	$10,074

Gain (loss) from operations before federal income tax benefit and net realized capital gains (losses) on investments	1,011,586	(3,057,719)	204,289
Federal income tax benefit	(162,504)	(174,917)	(270,228)

Gain (loss) from operations before net realized capital gains (losses) on investments	1,174,090	(2,882,802)	474,517
Net realized capital gains (losses) on investments (net of related federal income taxes and amounts transferred to/from interest maintenance reserve)	(382,526)	423,536	(56,838)

Net income (loss)	$791,564	$(2,459,266)	$417,679

See accompanying notes.

6

Transamerica Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis

(Dollars in Thousands)

	Common Stock	Preferred Stock	Treasury Stock	Aggregate Write-ins for Other than Special Surplus Funds	Surplus Notes	Paid-in Surplus	Unassigned Surplus	Total Capital and Surplus
Balance at January 1, 2010	$6,762	$1,597	$(58,000)	$295,260	$150,000	$3,113,948	$1,517,258	$5,026,825
Cumulative effect of change in accounting principle	—	—	—	—	—	—	6,403	6,403
Net income	—	—	—	—	—	—	417,679	417,679
Change in net unrealized capital gains/losses, net of tax	—	—	—	—	—	—	153,857	153,857
Change in net unrealized foreign exchange capital gains/losses, net of tax	—	—	—	—	—	—	7,912	7,912
Change in net deferred income tax asset	—	—	—	—	—	—	(207,877)	(207,877)
Change in other nonadmitted assets	—	—	—	—	—	—	109,110	109,110
Change in provision for reinsurance in unauthorized companies	—	—	—	—	—	—	4,914	4,914
Change in reserve on account of change in valuation basis	—	—	—	—	—	—	119	119
Change in asset valuation reserve	—	—	—	—	—	—	(27,316)	(27,316)
Change in surplus in separate accounts	—	—	—	—	—	—	10,366	10,366
Long-term incentive compensation	—	—	—	—	—	3,205	—	3,205
Change in surplus as a result of reinsurance	—	—	—	—	—	—	(64,348)	(64,348)
Increase in admitted deferred tax asset pursuant pursuant to SSAP No. 10R	—	—	—	259,663	—	—	—	259,663
Dividends to stockholders	—	—	—	—	—	—	(1,400,000)	(1,400,000)
Change in deferred premium due to valuation adjustment	—	—	—	—	—	—	(2,388)	(2,388)

Balance at December 31, 2010	$6,762	$1,597	$(58,000)	$554,923	$150,000	$3,117,153	$525,689	$4,298,124

7

Transamerica Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis (continued)

(Dollars in Thousands)

	Common Stock	Preferred Stock	Treasury Stock	Aggregate Write-ins for Other than Special Surplus Funds	Surplus Notes	Paid-in Surplus	Unassigned Surplus	Total Capital and Surplus
Balance at December 31, 2010	$6,762	$1,597	$(58,000)	$554,923	$150,000	$3,117,153	$525,689	$4,298,124
Net loss	—	—	—	—	—	—	(2,459,266)	(2,459,266)
Change in net unrealized capital gains/losses, net of tax	—	—	—	—	—	—	583,550	583,550
Change in net unrealized foreign exchange capital gains/losses, net of tax	—	—	—	—	—	—	(6,120)	(6,120)
Change in net deferred income tax asset	—	—	—	—	—	—	136,907	136,907
Change in other nonadmitted assets	—	—	—	—	—	—	(2,392)	(2,392)
Change in provision for reinsurance in unauthorized companies	—	—	—	—	—	—	(2,546)	(2,546)
Change in asset valuation reserve	—	—	—	—	—	—	16,524	16,524
Change in surplus in separate accounts	—	—	—	—	—	—	(2,863)	(2,863)
Change in surplus as a result of reinsurance	—	—	—	—	—	—	2,474,106	2,474,106
Change in admitted deferred tax asset pursuant pursuant to SSAP No. 10R	—	—	—	(122,355)	—	—	—	(122,355)
Capital contribution	—	—	—	—	—	200,000	—	200,000
Dissolution of NEF Investment Company	—	—	—	—	—	—	(1,185)	(1,185)
Long-term incentive compensation	—	—	—	—	—	9,158	—	9,158

Balance at December 31, 2011	$6,762	$1,597	$(58,000)	$432,568	$150,000	$3,326,311	$1,262,404	$5,121,642

8

Transamerica Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis (continued)

(Dollars in Thousands)

	Common Stock	Preferred Stock	Treasury Stock	Aggregate Write-ins for Other than Special Surplus Funds	Surplus Notes	Paid-in Surplus	Unassigned Surplus	Total Capital and Surplus
Balance at December 31, 2011	$6,762	$1,597	$(58,000)	$432,568	$150,000	$3,326,311	$1,262,404	$5,121,642
Net income	—	—	—	—	—	—	791,564	791,564
Change in net unrealized capital gains/losses, net of tax	—	—	—	—	—	—	2	2
Change in net unrealized foreign exchange capital gains/losses, net of tax	—	—	—	—	—	—	9,563	9,563
Change in net deferred income tax asset	—	—	—	—	—	—	(105,935)	(105,935)
Change in other nonadmitted assets	—	—	—	—	—	—	49,645	49,645
Change in provision for reinsurance in unauthorized companies	—	—	—	—	—	—	9,087	9,087
Change in reserve on account of change in valuation basis	—	—	—	—	—	—	973	973
Change in asset valuation reserve	—	—	—	—	—	—	(36,401)	(36,401)
Change in surplus in separate accounts	—	—	—	—	—	—	8,197	8,197
Change in surplus as a result of reinsurance	—	—	—	—	—	—	(34,731)	(34,731)
Dividends to stockholders	—	—	—	—	—	—	(300,000)	(300,000)
Correction of error—IMR adjustment	—	—	—	—	—	—	(8,889)	(8,889)
Correction of error—claim waiver adjustment	—	—	—	—	—	—	(20,341)	(20,341)
Correction of error—reinsurance IMR gain deferral	—	—	—	—	—	—	(33,567)	(33,567)
Change in admitted deferred tax asset pursuant to SSAP No. 101	—	—	—	(432,568)	—	—	432,568	—
Long-term incentive compensation	—	—	—	—	—	19,754	—	19,754

Balance at December 31, 2012	$6,762	$1,597	$(58,000)	$—	$150,000	$3,346,065	$2,024,139	$5,470,563

See accompanying notes.

9

Transamerica Life Insurance Company

Statements of Cash Flow – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2012	2011	2010
Operating activities
Premiums collected, net of reinsurance	$11,814,188	$9,977,873	$9,222,197
Net investment income received	2,671,763	2,807,544	2,985,106
Miscellaneous income (expense)	(976,256)	1,162,966	569,910
Benefit and loss related payments	(8,664,812)	(9,577,187)	(9,022,576)
Net transfers to separate accounts	(4,796,312)	(4,563,220)	(1,709,930)
Commissions, expenses paid and aggregate write-ins for deductions	(278,351)	(332,606)	(2,756,812)
Dividends paid to policyholders	(9,263)	(9,884)	(10,559)
Federal and foreign income taxes recovered (paid)	188,989	92,471	(113,355)

Net cash used in operating activities	(50,054)	(442,043)	(836,019)
Investing activities
Proceeds from investments sold, matured or repaid:
Bonds	10,121,509	16,891,112	24,609,623
Common stocks	52,538	168,476	167,903
Preferred stocks	59,805	63,880	143,250
Mortgage loans	1,468,644	1,466,463	1,270,379
Real estate and properties held for sale	19,355	26,978	1,316
Other invested assets	486,960	528,027	693,425
Receivable for securities	24,450	13,693	(66,950)
Securities lending reinvested collateral assets	1,360,086	436,576	—
Miscellaneous proceeds	27,906	321,467	112,803

Total investment proceeds	13,621,253	19,916,672	26,931,749
Costs of investments acquired:
Bonds	(6,763,489)	(9,541,749)	(23,107,917)
Common stocks	(59,779)	(292,401)	(96,764)
Preferred stocks	(25,851)	(60,610)	(112,885)
Mortgage loans	(373,806)	(191,262)	(38,062)
Real estate and properties held for sale	(2,894)	(1,343)	(350)
Other invested assets	(251,237)	(382,939)	(480,709)
Securities lending reinvested collateral assets	—	—	(3,956,880)
Miscellaneous applications	(509,843)	(2,145)	(227,105)

Total cost of investments acquired	(7,986,899)	(10,472,449)	(28,020,672)
Net decrease in policy loans	18,890	18,994	13,279

Net cost of investments acquired	(7,968,009)	(10,453,455)	(28,007,393)

Net cash provided by (used in) investing activities	5,653,244	9,463,217	(1,075,644)

10

Transamerica Life Insurance Company

Statements of Cash Flow – Statutory Basis (continued)

(Dollars in Thousands)

	Year Ended December 31
	2012	2011	2010
Financing and miscellaneous activities
Net withdrawals on deposit-type contract funds and other liabilities without life or disability contingencies	$(825,256)	$(1,726,008)	$(1,839,672)
Borrowed funds	85,269	—	—
Funds held under reinsurance treaties with unauthorized reinsurers	(2,057,558)	(5,531,199)	(892,010)
Dividends paid to stockholders	(300,000)	—	(1,400,000)
Capital contribution received	—	200,000	—
Receivable from parent, subsidiaries and affiliates	102,917	94,676	(61,088)
Payable to parent, subsidiaries and affiliates	(235,867)	(233,864)	206,555
Payable for securities lending	(1,360,086)	(436,576)	3,956,880
Other cash provided (used)	257,041	155,168	(398,230)

Net cash used in financing and miscellaneous activities	(4,333,540)	(7,477,803)	(427,565)

Net increase (decrease) in cash, cash equivalents and short-term investments	1,269,650	1,543,371	(2,339,228)
Cash, cash equivalents and short-term investments:
Beginning of year	3,116,452	1,573,081	3,912,309

End of year	$4,386,102	$3,116,452	$1,573,081

See accompanying notes.

11

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

December 31, 2012

1. Organization and Summary of Significant Accounting Policies

Transamerica Life Insurance Company (the Company) is a stock life insurance company owned by Transamerica Corporation (74.01% of preferred shares), Aegon USA, LLC (25.99% of preferred shares) and Transamerica International Holdings, Inc. (100% of common shares).

Nature of Business

The Company sells individual non-participating whole life, endowment and term contracts, structured settlements, pension products and reinsurance, as well as a broad line of single fixed and flexible premium annuity products, guaranteed interest contracts and funding agreements. In addition, the Company offers group life, universal life, credit life, and individual and specialty health coverages. The Company is licensed in 49 states and the District of Columbia, Guam, Puerto Rico and US Virgin Islands. Sales of the Company’s products are primarily through a network of agents, brokers and financial institutions.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from accounting principles generally accepted in the United States (GAAP). The more significant variances from GAAP are:

Investments: Investments in bonds and mandatory redeemable preferred stocks are reported at amortized cost or fair value based on their National Association of Insurance Commissioners (NAIC) rating; for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in earnings for those designated as trading and as a separate component of other comprehensive income (OCI) for those designated as available-for-sale. Fair value for GAAP is based on indexes, third party pricing services, brokers, external fund managers and internal models. For statutory reporting, the NAIC allows insurance companies to report the fair value determined by the Securities Valuation Office of the NAIC (SVO) or determine the fair value by using a permitted valuation method.

12

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective methods. If the fair value of the mortgage-backed/asset-backed security is less than amortized cost, an entity shall assess whether the impairment is other-than-temporary. An other-than-temporary impairment is considered to have occurred if the fair value of the mortgage-backed/asset-backed security is less than its amortized cost basis and the entity intends to sell the security or the entity does not have the intent and ability to hold the security for a period of time sufficient to recover the amortized cost basis. An other-than-temporary impairment is also considered to have occurred if the discounted estimated future cash flows are less than the amortized cost basis of the security.

If it is determined an other-than-temporary impairment has occurred as a result of the cash flow analysis, the security is written down to the discounted estimated future cash flows. If an other-than-temporary impairment has occurred due to intent to sell or lack of intent and ability to hold, the security is written down to fair value.

For GAAP, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If high credit quality securities are adjusted, the retrospective method is used. If it is determined that a decline in fair value is other-than-temporary and the entity intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis less any current period credit loss, the other-than-temporary impairment should be recognized in earnings equal to the entire difference between the amortized cost basis and its fair value at the impairment date. If the entity does not intend to sell the security and it is not more likely than not that the entity will be required to sell the security before recovery, the other-than-temporary impairment should be separated into a) the amount representing the credit loss, which is recognized in earnings, and b) the amount related to all other factors, which is recognized in OCI, net of applicable taxes.

Derivative instruments used in hedging transactions that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability. Embedded derivatives are not accounted for separately from the host contract. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value, and the changes in the fair value are recorded in unassigned surplus as unrealized gains and losses. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately, and the change in fair value for cash

13

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

flow hedges is credited or charged directly to a separate component of OCI rather than to income as required for fair value hedges, and an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value.

Derivative instruments are also used in replication transactions. In these transactions, the derivative is valued in a manner consistent with the cash investment and replicated asset. For GAAP, the derivative is reported at fair value, with the changes in fair value reported in income.

Investments in real estate are reported net of related obligations rather than on a gross basis as for GAAP. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses for statutory reporting include rent for the Company’s occupancy of those properties. Changes between depreciated cost and admitted amounts are credited or charged directly to unassigned surplus rather than to income as would be required under GAAP.

Valuation allowances are established for mortgage loans, if necessary, based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus as part of the change in asset valuation reserve (AVR), rather than being included as a component of earnings as would be required under GAAP.

Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the bond or mortgage loan based on groupings of individual securities sold in five year bands. That net deferral is reported as the interest maintenance reserve (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statement of operations on a pre-tax basis in the period that the assets giving rise to the gains or losses are sold.

14

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The AVR provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

Subsidiaries: The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, incremental costs directly related to the successful acquisition of traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins.

Separate Accounts with Guarantees: Some of the Company’s separate accounts provide policyholders with a guaranteed return. In accordance with the guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the general account. These separate accounts are included in the general account for GAAP due to the nature of the guaranteed return.

Nonadmitted Assets: Certain assets designated as “nonadmitted”, primarily net deferred tax assets and other assets not specifically identified as an admitted asset within the NAIC Accounting Practices and Procedures Manual (NAIC SAP), are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheet to the extent that they are not impaired.

Universal Life and Annuity Policies: Revenues for universal life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received. Benefits incurred represent surrenders and death benefits paid and the change in policy reserves. Premiums received and benefits incurred for annuity policies without mortality or morbidity risk and guaranteed interest in group annuity contracts are recorded directly to a policy reserve account using deposit accounting, without recognizing premium income or benefits expense. Interest on these policies is reflected in other benefits. Under GAAP, for universal life policies, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent interest credited to the account values and the excess of benefits paid over the policy account value. Under GAAP, for all annuity policies without significant mortality risk, premiums received and benefits paid would be recorded directly to the reserve liability.

15

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

Reinsurance: Any reinsurance amounts deemed to be uncollectible have been written off through a charge to operations. In addition, a liability for reinsurance balances would be established for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to the liability are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Losses associated with an indemnity reinsurance transaction are reported within income when incurred rather than being deferred and amortized over the remaining life of the underlying reinsured contracts as would be required under GAAP.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

Deferred Income Taxes: The Company computes deferred income taxes in accordance with Statement of Statutory Accounting Principle (SSAP) No. 101, Income Taxes, A Replacement of SSAP No. 10R and SSAP No. 10. Under SSAP No. 101, admitted adjusted deferred income tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse during a timeframe corresponding with the Internal Revenue Service tax loss carryback provisions, not to exceed three years, plus 2) the amount of adjusted gross deferred income tax assets expected to be realized within three years limited to an amount that is no greater than 15% of current period’s adjusted statutory capital and surplus, plus 3) the amount of remaining adjusted gross deferred income tax assets that can be offset against existing gross deferred income tax liabilities after considering the character (i.e., ordinary versus capital) and reversal patterns of the deferred tax assets and liabilities. The remaining adjusted deferred income tax assets are nonadmitted.

Deferred income taxes do not include amounts for state taxes. Under GAAP, state taxes are included in the computation of deferred income taxes, a deferred income tax asset is recorded for the amount of gross deferred income tax assets expected to be realized in all future years, and a valuation allowance is established for deferred income tax assets not realizable.

16

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Goodwill: Goodwill is admitted subject to an aggregate limitation of ten percent of the capital and surplus in the most recently filed annual statement excluding electronic data processing equipment, operating system software, net deferred income tax assets and net positive goodwill. Excess goodwill is nonadmitted. Goodwill is amortized over ten years. Under GAAP, goodwill is measured as the excess of the consideration transferred plus the fair value of any noncontrolling interest in the acquiree at the acquisition date as compared to the fair values of the identifiable net assets acquired. Goodwill is not amortized but is assessed for impairment on an annual basis, or more frequently if circumstances indicate that a possible impairment has occurred.

Policyholder Dividends: Policyholder dividends are recognized when declared rather than over the term of the related policies as would be required under GAAP.

Surplus Notes: Surplus notes are reported as surplus rather than as liabilities as would be required under GAAP.

Statements of Cash Flow: Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

Securities Lending Assets and Liabilities: For securities lending programs, cash collateral received which may be sold or repledged by the Company is reflected as a one-line entry on the balance sheet (securities lending reinvested collateral assets) and a corresponding liability is established to record the obligation to return the cash collateral. Collateral received which may not be sold or repledged is not recorded on the Company’s balance sheet. Under GAAP, the reinvested collateral is included within invested assets (i.e. it is not one-line reported).

The effects of the foregoing variances from GAAP on the accompanying statutory-basis financial statements have not been determined by the Company, but are presumed to be material.

Other significant accounting policies are as follows:

Investments

Investments in bonds, except those to which the SVO has ascribed an NAIC designation of 6, are reported at amortized cost using the interest method.

17

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Hybrid securities, as defined by the NAIC, are securities designed with characteristics of both debt and equity and provide protection to the issuer’s senior note holders. These securities meet the definition of a bond, in accordance with SSAP No. 26, Bonds, excluding Loan-backed and Structured Securities and therefore, are reported at amortized cost or fair value based upon their NAIC rating.

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method, including anticipated prepayments, except for those with an initial NAIC designation of 6, which are valued at the lower of amortized cost or fair value. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities, except principal-only and interest-only securities, which are valued using the prospective method.

The Company closely monitors below investment grade holdings and those investment grade issuers where the Company has concerns. The Company also regularly monitors industry sectors. The Company considers relevant facts and circumstances in evaluating whether the impairment is other-than-temporary including: (1) the probability of the Company collecting all amounts due according to the contractual terms of the security in effect at the date of acquisition; (2) the Company’s decision to sell a security prior to its maturity at an amount below its carrying amount; and (3) the Company’s ability to hold a structured security for a period of time to allow for recovery of the value to its carrying amount. Additionally, financial condition, near term prospects of the issuer and nationally recognized credit rating changes are monitored. Non-structured securities in unrealized loss positions that are considered other-than-temporary are written down to fair value. Structured securities considered other-than-temporarily impaired are written down to discounted estimated cash flows if the impairment is the result of cash flow analysis. If the Company has an intent to sell or lack of ability to hold a structured security, it is written down to fair value. For structured securities, cash flow trends and underlying levels of collateral are monitored. The Company will record a charge to the statement of operations to the extent that these securities are determined to be other-than-temporarily impaired.

Investments in both affiliated and unaffiliated preferred stocks in good standing are reported at cost or amortized cost. Investments in preferred stocks not in good standing are reported at the lower of cost or fair value, and the related net unrealized capital gains (losses) are reported in unassigned surplus along with any adjustment for federal income taxes.

Common stocks of unaffiliated companies, which include shares of mutual funds, are reported at fair value and the related net unrealized capital gains or losses are reported in unassigned surplus along with any adjustment for federal income taxes.

18

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

If the Company determines that a decline in the fair value of a common stock or a preferred stock is other-than-temporary, the Company writes it down to fair value as the new cost basis and the amount of the write down is accounted for as a realized loss in the statement of operations. The Company considers the following factors in determining whether a decline in value is other-than-temporary: (a) the financial condition and prospects of the issuer; (b) whether or not the Company has made a decision to sell the investment; and (c) the length of time and extent to which the value has been below cost.

Common stocks of affiliated insurance subsidiaries are reported based on underlying statutory equity plus the admitted portion of goodwill. Common stocks of affiliated noninsurance subsidiaries are reported based on underlying audited GAAP equity. The net change in the subsidiaries’ equity is included in the change in net unrealized capital gains or losses, reported in unassigned surplus along with any adjustment for federal income taxes.

The Company is restricted to trading Primus Guaranty, Ltd (Primus) a common stock holding, due to its ownership interest, which would require special securities filings prior to executing any purchase or sale transactions in regard to these securities. The Company’s interest in Primus does not meet the definition of an affiliate, and is therefore accounted for as an unaffiliated common stock investment. The carrying amount in Primus, which is carried at fair value, as of December 31, 2012 and 2011 was $49,416 and $27,673, respectively.

Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost.

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines that the impairment is other-than-temporary, the mortgage loan is written down to realizable value and a realized loss is recognized.

Land is reported at cost. Real estate occupied by the Company is reported at depreciated cost net of encumbrances. Real estate held for the production of income is reported at depreciated cost net of related obligations. Real estate that the Company classifies as held for sale is measured at lower of carrying amount or fair value less cost to sell. Depreciation is calculated on a straight-line basis over the estimated useful lives of the properties. The Company recognizes an impairment loss if the Company determines that the carrying amount of the real estate is not recoverable and exceeds its fair value. The Company deems that the carrying amount of the asset is not recoverable if the carrying amount exceeds the sum of undiscounted cash flows expected to result from the use and disposition. The impairment loss is measured as the amount by which the asset’s carrying value exceeds its fair value.

19

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Policy loans are reported at unpaid principal balances.

The Company has minority ownership interests in joint ventures and limited partnerships. The Company carries these investments based on its interest in the underlying audited GAAP equity of the investee. For a decline in the fair value of an investment in a joint venture or limited partnership which is determined to be other-than-temporary, the Company writes it down to fair value as the new cost basis and the amount of the write down is accounted for as a realized loss in the statement of operations. The Company considers an impairment to have occurred if it is probable that the Company will be unable to recover the carrying amount of the investment or if there is evidence indicating inability of the investee to sustain earnings which would justify the carrying amount of the investment.

Investments in Low Income Housing Tax Credit (LIHTC) properties are valued at amortized cost. Tax credits are recognized in operations in the tax reporting year in which the tax credit is utilized by the Company.

Other “admitted assets” are valued principally at cost, as required or permitted by Iowa Insurance Laws.

Realized capital gains and losses are determined using the specific identification method and are recorded net of related federal income taxes. Changes in admitted asset carrying amounts of bonds, mortgage loans, common and preferred stocks are credited or charged directly to unassigned surplus.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or real estate where rent is in arrears for more than three months. Income is also not accrued when collection is uncertain. In addition, accrued interest is excluded from investment income when payment exceeds 90 days past due. At December 31, 2012 and 2011, the Company excluded investment income due and accrued of $281 and $562, respectively, with respect to such practices.

For dollar repurchase agreements, the Company receives cash collateral in an amount at least equal to the fair value of the securities transferred by the Company in the transaction as of the transaction date. Cash received as collateral will be invested as needed or used for general corporate purposes of the Company.

20

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Derivative Instruments

Overview: The Company may use various derivative instruments (options, caps, floors, swaps, foreign currency forwards and futures) to manage risks related to its ongoing business operations. On the transaction date of the derivative instrument, the Company designates the derivative as either (A) hedging (fair value, foreign currency fair value, cash flow, foreign currency cash flow, forecasted transactions or net investment in a foreign operation), (B) replication, (C) income generation or (D) held for other investment/risk management activities, which do not qualify for hedge accounting under SSAP No. 86, Accounting for Derivative Instruments and Hedging Activities.

Derivative instruments used in hedging relationships are accounted for on a basis that is consistent with the hedged item (amortized cost or fair value). Derivative instruments used in replication relationships are accounted for on a basis that is consistent with the cash instrument and the replicated asset (amortized cost or fair value). Derivative instruments used in income generation relationships are accounted for on a basis that is consistent with the associated covered asset or underlying interest to which the derivative indicates (amortized cost or fair value). Derivative instruments held for other investment/risk management activities receive fair value accounting.

Derivative instruments are subject to market risk, which is the possibility that future changes in market prices may make the instruments less valuable. The Company uses derivatives as hedges, consequently, when the value of the derivative changes, the value of a corresponding hedged asset or liability will move in the opposite direction. Market risk is a consideration when changes in the value of the derivative and the hedged item do not completely offset (correlation or basis risk) which is mitigated by active measuring and monitoring.

The Company is exposed to credit-related losses in the event of non-performance by counterparties to financial instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit rating of ‘A’ or better. The credit exposure of interest rate swaps and currency swaps is represented by the fair value of contracts, aggregated at a counterparty level, with a positive fair value at the reporting date. The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets on the Company’s behalf. The posted amount is equal to the difference between the net positive fair value of the contracts and an agreed upon threshold that is based on the credit rating of the counterparty. Inversely, if the net fair value of all contracts with this counterparty is negative, then the Company is required to post assets instead.

21

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Instruments: Interest rate swaps are the primary derivative financial instruments used in the overall asset/liability management process to modify the interest rate characteristics of the underlying asset or liability. These interest rate swaps generally provide for the exchange of the difference between fixed and floating rate amounts based on an underlying notional amount. Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged at each due date. Swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, on the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

Interest rate basis swaps are used in the overall asset/liability management process to modify the interest rate characteristics of the underlying liability to mitigate the basis risk of assets and liabilities resetting on different indices. These interest rate swaps generally provide for the exchange of the difference between a floating rate on one index to a floating rate of another index, based upon an underlying notional amount. Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged at each due date. Swaps meeting hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, on the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

Cross currency swaps are utilized to mitigate risks when the Company holds foreign denominated assets or liabilities, therefore converting the asset or liability to a U.S. dollar (USD) denominated security. These cross currency swap agreements involve the exchange of two principal amounts in two different currencies at the prevailing currency rate at contract inception. During the life of the swap, the counterparties exchange fixed or floating rate interest payments in the swapped currencies. At maturity, the principal amounts are again swapped at a pre-determined rate of exchange. Each asset or liability is hedged individually where the terms of the swap must meet the terms of the hedged instrument. For swaps qualifying for hedge accounting, the premium or discount is amortized into income over the life of the contract, and the foreign currency translation adjustment is recorded as unrealized gain/loss in unassigned surplus. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus. If a swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the hedged instrument receives that treatment.

Total return swaps are used in the asset/liability management process to mitigate the risk created when the company has issued minimum guarantee insurance contracts linked to an index. These total return swaps generally provide for the exchange of the difference between fixed leg (tied to an equity or interest rate index) and floating leg (tied to LIBOR) amounts based on an underlying

22

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

notional amount (also tied to the underlying index). Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged each due date. Swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, on the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

Variance swaps are used in the asset/liability management process to mitigate the gamma risk created when the Company has issued minimum guarantee insurance contracts linked to an index. These variance swaps are similar to volatility options where the underlying index provides for the market value movements. Variance swaps do not accrue interest. Typically, no cash is exchanged at the outset of initiating the variance swap, and a single receipt or payment occurs at the maturity or termination of the contract. The variance swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, on the financial statements. If terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

Futures contracts are used to hedge the liability risk associated when the Company issues products providing the customer a return based on various global equity market indices. Futures are marked to market on a daily basis whereby a cash payment is made or received by the Company. These payments are recognized as realized gains or losses in the financial statements.

Collars are used in the asset/liability management process to mitigate the residual risk created when the company has issued minimum guarantee insurance contracts linked to an index. These collars are similar to options where the underlying index provides for the market value movements. The collars do not accrue interest. Typically, no cash is exchanged at the onset, and a single receipt or payment occurs at the maturity or termination of the contract. Collars that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, on the financial statements. If terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Collars that do not meet hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

23

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Caps are used in the asset/liability management process to mitigate the interest rate risk created due to a rapidly rising interest rate environment. The caps are similar to options where the underlying interest rate index provides for the market value movements. The caps do not accrue interest until the interest rate environment exceeds the caps strike rate. Cash is exchanged at the onset, and a single receipt or payment occurs at the maturity or termination of the contract. Caps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, on the financial statements. If terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Caps that do not meet hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

The Company may sell products with expected benefit payments extending beyond investment assets currently available in the market. Because assets will have to be purchased in the future to fund future liability cash flows, the Company is exposed to the risk of future investments made at lower yields than what is assumed at the time of pricing. Forward-starting interest rate swaps are utilized to lock-in the current forward rate. The accrual of income begins at the forward date, rather than at the inception date. These forward-starting swaps meet hedge accounting rules and are carried at cost in the financial statements. Gains and losses realized upon termination of the forward-starting swap are deferred and used to adjust the basis of the asset purchased in the hedged forecasted period. The basis adjustment is then amortized into income as a yield adjustment to the asset over its life.

The Company issues fixed liabilities that have a guaranteed minimum crediting rate. The Company uses receiver swaption, whereby the swaption is designed to generate cash flows to offset lower yields on assets during a low interest rate environment. The Company pays a single premium at the beginning of the contract that is amortized throughout the life of the swaption. These swaptions are carried at fair value with fair value adjustments recorded in unassigned surplus.

The Company invests in domestic corporate debt securities denominated in U.S. dollars. If the issuers of these debt obligations fail to make timely payments, the value of the investment declines materially. The Company manages credit default risk through the purchase of credit default swaps. As the buyer of credit default protection, the Company will pay a premium to an approved counterparty in exchange for a contingent payment should a defined credit event occur with respect to the underlying reference entity or asset. Typically, the periodic premium or fee is expressed in basis points per notional. Generally, the premium payment for default protection is made periodically, although it may be paid as an up-front fee for short dated transactions. Should a credit event occur, the Company may be required to deliver the reference asset to the counterparty for par. Alternatively, settlement may be in cash. These credit default swaps are carried on the balance sheet at amortized cost. Premium payments made by the Company are recognized as investment expense. If the Company is unable to prove hedge effectiveness, the credit default swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

24

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

A replication transaction is a derivative transaction entered into in conjunction with a cash instrument to reproduce the investment characteristics of an otherwise permissible investment. The Company replicates investment grade corporate bonds or sovereign debt by combining a highly rated security as a cash component with a credit default swap which, in effect, converts the high quality asset into an investment grade corporate asset or a sovereign debt. The benefits of using the swap market to replicate credit include possible enhanced relative values as well as ease of executing larger transactions in a shortened time frame. Generally, a premium is received by the Company on a periodic basis and recognized in investment income. In the event the representative issuer defaults on its debt obligation referenced in the contract, a payment equal to the notional amount of the contract will be made by the Company and recognized as a capital loss.

The Company replicates hybrid fixed to floating treasuries by combining a U.S. Treasury cash component with a forward starting swap which, in effect, converts a fixed U.S. Treasury into a hybrid fixed to floating treasury. The purpose of these replications is to aid duration matching between the treasuries and the supported liabilities. Generally these swaps are carried at amortized cost with periodic interest payments beginning at a future date. Any early terminations are recognized as capital gains or losses. The Company complies with the specific rules established in AVR for replication transactions.

The Company previously entered into some credit default swaps linked to a collateralized debt obligation (CDO) structure as a result of market events on a liquidity facility it had entered. Under this transaction, the Company received a fee in exchange for providing credit protection if the underlying CDO structure incurred losses greater than its supporting collateral. The fee was recorded in investment income. These swaps were marked to fair value in the balance sheet and the fair value adjustment was recorded in unassigned surplus. This derivative structure was terminated in December 2012.

Separate Accounts

The majority of the separate accounts held by the Company, primarily for individual policyholders as well as for group pension plans, do not have any minimum guarantees, and the investment risks associated with fair value changes are borne by the policyholder. The assets in the accounts, carried at estimated fair value, consist of underlying mutual fund shares, common stocks, long-term bonds and short-term investments.

Certain other separate accounts held by the Company provide a minimum guaranteed return of 3% of the average investment balance to policyholders. The assets consist of long-term bonds and short-term investments which are carried at amortized cost.

25

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Assets held in trust for purchases of variable universal life and annuity contracts and the Company’s corresponding obligation to the contract owners are shown separately in the balance sheets. The assets in the separate accounts are valued at fair value. Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements. The investment risks associated with fair value changes of the separate accounts are borne entirely by the policyholders except in cases where minimum guarantees exist. The Company received variable contract premiums of $9,341,436, $9,381,447 and $6,368,599 in 2012, 2011 and 2010, respectively. In addition, the Company received $603,433, $494,516 and $380,170 in 2012, 2011 and 2010, respectively, related to fees associated with investment management, administration and contractual guarantees for separate accounts.

Aggregate Reserves for Policies and Contracts

Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed cash value, or the amount required by law.

The Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium for periods beyond the date of death.

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958, 1980 and 2001 Commissioner’s Standard Ordinary Mortality and American Experience Mortality Tables. The reserves are calculated using interest rates ranging from 2.00 to 6.00 percent and are computed principally on the Net Level Premium Valuation and the Commissioner’s Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioner’s Reserve Valuation Method.

Additional premiums are charged or additional mortality charges are assessed for policies issued on substandard lives according to underwriting classification. Generally, mean reserves are determined by computing the regular mean reserve for the plan at the true age and holding, in addition, one-half (1/2) of the extra premium charge for the year. For certain flexible premium and fixed premium universal life insurance products, reserves are calculated utilizing the Commissioner’s Reserve Valuation Method for universal life policies and recognizing any substandard ratings.

Deferred annuity reserves are calculated according to the Commissioner’s Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with and without life contingencies are equal to the present value of future payments assuming interest rates ranging from 2.00 to 11.25 percent and mortality rates, where appropriate, from a variety of tables.

26

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Annuity reserves also include guaranteed investment contracts (GICs) and funding agreements classified as life-type contracts as defined in SSAP No. 50, Classifications and Definitions of Insurance or Managed Care Contracts In Force. These liabilities have annuitization options at guaranteed rates and consist of floating interest rate and fixed interest rate contracts. The contract reserves are carried at the greater of the account balance or the value as determined for an annuity with cash settlement options, on a change in fund basis, according to the Commissioner’s Annuity Reserve Valuation Method.

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required mid-terminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

Tabular interest, tabular less actual reserves released and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies has also been determined primarily by formula.

During 2012, the Company reported a decrease in reserves, net of reinsurance, on account of a change in valuation basis of $1,381 due to changing from the 1980 CSO mortality table to the minimum valuation standard of the 2001 CSO mortality table for a block of joint life universal life with secondary guarantee policies. Partially offsetting this decrease was a $408 increase in reserves on account of a change in valuation basis due to coding in the reserve valuation system reserves which had been held constant since 2008 for paid-up additions on a block of participating policies. The net decrease in reserves of $973 due to the changes in valuation bases has been credited directly to unassigned surplus.

During 2010, the Company reported a decrease in reserves, net of reinsurance, on account of changes in valuation bases of $3,642 due to continued conversion from the spreadsheet-based balance roll forward method of valuation of single premium group annuity (SPGA) products to a seriatim valuation. In addition, the Company continued to make enhancements to existing valuation platforms and converted from client based reserves to in-house seriatim calculations during 2010. These changes resulted in an increase in reserves of $3,523. The net change in reserves of $119 due to the conversions has been credited directly to unassigned surplus. Related to this change was a corresponding decrease in the deferred premium asset of $2,388. This amount was also charged directly to unassigned surplus.

27

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the balance sheet date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Liability for Deposit-Type Contracts

Deposit-type contracts do not incorporate risk from the death or disability of policyholders. These types of contracts may include GICs, funding agreements and other annuity contracts. Deposits and withdrawals on these contracts are recorded as a direct increase or decrease, respectively, to the liability balance and are not reported as premiums, benefits or changes in reserves in the statement of operations.

The Company issues certain funding agreements with well-defined class-based annuity purchase rates defining either specific or maximum purchase rate guarantees. However, these funding agreements are not issued to or for the benefit of an identifiable individual or group of individuals. These contracts are classified as deposit-type contracts in accordance with SSAP No. 50.

Municipal Reverse Repurchase Agreements

Municipal repurchase agreements are investment contracts issued to municipalities that pay either a fixed or floating rate of interest on the guaranteed deposit balance. The floating interest rate is based on a market index. The related liabilities are equal to the policyholder deposit and accumulated interest on the contract.

These municipal repurchase agreements require a minimum of 95% of the fair value of the securities transferred to be maintained as collateral.

Premiums and Annuity Considerations

Revenues for policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and are recognized over the premium paying periods of the related policies. Consideration received and benefits paid for annuity policies without mortality or morbidity risk are recorded using deposit accounting and recorded directly to an appropriate policy reserve account, without recognizing premium revenue.

28

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Claims and Claim Adjustment Expense

Liabilities for losses and loss/claim adjustment expenses for accident and health contracts are estimated using statistical claim development models to develop best estimates of liabilities for medical expense business and using tabular reserves employing mortality/morbidity tables and discount rates meeting minimum regulatory requirements for other business.

Activity in the liability for unpaid claims and related processing costs net of reinsurance is summarized as follows:

	Unpaid Claims Liability Beginning of Year	Claims Incurred	Claims Paid	Unpaid Claims Liability End of Year
Year ended December 31, 2012
2012	$—	$523,543	$166,571	$356,972
2011 and prior	943,279	51,495	335,510	659,264

	943,279	$575,038	$502,081	1,016,236

Active life reserve	2,740,356			2,831,417

Total accident and health reserves	$3,683,635			$3,847,653

	Unpaid Claims Liability Beginning of Year	Claims Incurred	Claims Paid	Unpaid Claims Liability End of Year
Year ended December 31, 2011
2011	$—	$517,711	$163,597	$354,114
2010 and prior	948,808	(15,043)	344,600	589,165

	948,808	$502,668	$508,197	943,279

Active life reserve	2,680,895			2,740,356

Total accident and health reserves	$3,629,703			$3,683,635

The Company’s unpaid claims reserve was increased (decreased) by $51,495 and $(15,043) for the years ended December 31, 2012 and 2011, respectively, for health claims that occurred prior to those balance sheet dates. The change in 2012 and 2011 resulted primarily from variances in the estimated frequency of claims and claim severity.

29

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The balance in the liability for unpaid accident and health claim adjustment expenses as of December 31, 2012 and 2011 was $26,289 and $26,608, respectively. The Company incurred $13,288 and paid $13,608 of claim adjustment expenses in the current year, of which $10,113 of the paid amount was attributable to insured or covered events of prior years. The Company incurred $10,918 and paid $9,557 of claim adjustment expenses during 2011, of which $6,748 of the paid amount was attributable to insured or covered events of prior years. The Company did not increase or decrease the provision for insured events of prior years during 2012 or 2011.

Reinsurance

Coinsurance premiums, commissions, expense reimbursements and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Gains associated with reinsurance of in force blocks of business are included in unassigned surplus and amortized into income as earnings emerge on the reinsured block of business. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively. Policy liabilities and accruals are reported in the accompanying financial statements net of reinsurance ceded.

Stock Option Plan, Long-Term Incentive Compensation and Stock Appreciation Rights Plans

Certain management employees of the Company participate in a stock-based long-term incentive compensation plan issued by the Company’s indirect parent. In accordance with SSAP No. 13, Stock Options and Stock Purchase Plans, the expense or benefit related to this plan for the Company’s management employees has been charged to the Company, with an offsetting amount credited to paid-in surplus. The Company recorded an accrued expense in the amount of $19,754, $9,158 and $3,205 for the years ended December 31, 2012, 2011 and 2010, respectively.

Recent Accounting Pronouncements

Effective December 31, 2012, the Company adopted non-substantive revisions to SSAP No. 86 to require disclosure of embedded credit derivatives within a financial instrument that expose the holder to the possibility of making future payments, and adopted guidance from Accounting Standards Update (ASU) 2010-11, Derivatives and Hedging – Scope Exception Related to Embedded Credit Derivatives, to clarify that seller credit derivative disclosures do not apply to embedded derivative features related to the transfer of credit risk that is only in the form of subordination of one financial instrument to another. The adoption of these revisions had no impact to the Company’s results of operations or financial position.

30

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Effective December 31, 2012, the Company adopted non-substantive revisions to SSAP No. 86 to move one aspect of the criteria for a hedged forecasted transaction and incorporate it as criteria for a fair value hedge. The adoption of this revision had no impact to the Company’s results of operations or financial position.

Effective December 31, 2012, the Company adopted non-substantive revisions to SSAP No. 27, Disclosure of Information about Financial Instruments with Off-Balance-Sheet Risk, Financial Instruments with Concentrations of Credit Risk and Disclosures about Fair Value of Financial Instruments, which clarifies that embedded derivatives, which are not separately recognized as derivatives under statutory accounting, are included in the disclosures of financial instruments with off-balance-sheet risk. The adoption of this revision had no impact to the Company’s results of operations or financial position.

Effective December 31, 2012, the Company adopted non-substantive revisions to SSAP No. 1, Disclosures of Accounting Policies, Risks and Uncertainties and Other Disclosures. These revisions require reference to the accounting policy and procedure footnote that describes permitted or prescribed practices when an individual note is impacted by such practices. The adoption of this requirement had no impact to the Company’s results of operation or financial position, but did require additional disclosures. See Note 8 Policy and Contract Attributes for further details.

Effective January 1, 2012, the Company adopted revisions to SSAP No. 100, Fair Value Measurements (SSAP No. 100). These revisions require new disclosures of fair value hierarchy and the method used to obtain the fair value measurement, a new footnote that summarizes hierarchy levels by type of financial instrument and gross presentation of purchases, sales, issues and settlements within the reconciliation for fair value measurements categorized within Level 3 of the hierarchy. The adoption of these revisions had no impact to the Company’s results of operations or financial position, but did require additional disclosures. See Note 4 Fair Values of Financial Instruments for further details.

Effective January 1, 2012, the Company began computing current and deferred income taxes in accordance with SSAP No. 101. This statement established statutory accounting principles for current and deferred federal and foreign income taxes and current state income taxes. The adoption of this statement resulted in the transfer of $432,568 from Aggregate Write-Ins for Other than Special Surplus Funds to Unassigned Funds and updates to the Company’s income tax disclosures. See Note 7 Income Taxes for further details.

For the years ended December 31, 2011 and 2010, the Company adopted SSAP No. 10R, Income Taxes – Revised, A Temporary Replacement of SSAP No. 10 (SSAP No. 10R). This statement established statutory accounting principles for current and deferred federal and foreign income taxes and current state income taxes. The SSAP temporarily superseded SSAP No. 10, Income

31

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Taxes. SSAP No. 10R allowed an entity to elect to admit additional deferred tax assets (DTAs) utilizing a three year loss carryback provision, plus the lesser of a look-forward of three years on gross DTAs expected to be realized or 15% of statutory capital and surplus if the entity’s risk-based capital is above the 250% risk-based capital level where an action level could occur as a result of a trend test utilizing the old SSAP No. 10 provisions to calculate the DTA. Prior to the adoption of SSAP No. 10R, the admitted DTA was calculated by taking into consideration a one year loss carryback and look-forward on gross DTAs that can be expected to be realized and a 10% capital and surplus limit on the admitted amount of the DTA. The Company elected to admit additional deferred tax assets pursuant to SSAP No. 10R and as a result, the cumulative effect of the adoption of this standard was the difference between the calculation of the admitted DTA per SSAP No.10R and the old SSAP No. 10 methodology at December 31, 2011 and 2010. This change in accounting principle increased surplus by a net amount of $432,568 and $554,923, respectively, at December 31, 2011 and 2010, which has been recorded within the statements of changes in capital and surplus.

Effective December 31, 2011, the Company adopted SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets – Revised. The revisions require the Company to recognize a liability equal to the greater of (a) the fair value of the guarantee at its inception, even if the likelihood of payment under the guarantee is remote or (b) the contingent liability amount required to be recognized if it is probable that a liability has been incurred at the financial statement date and the amount of loss can reasonably be determined. While this guidance does not exclude guarantees issued as intercompany transactions or between related parties from the initial liability recognition requirement, there are a couple exceptions. Guarantees made to/or on behalf of a wholly-owned subsidiary and related party guarantees that are considered “unlimited” (for example, in response to a rating agency’s requirement to provide a commitment to support) are exempt from the initial liability recognition. Additional disclosures are also required under this new guidance for all guarantees, whether or not they meet the criteria for initial liability recognition. The adoption of this new accounting principle had no material impact to the Company’s results of operations or financial position, but did require additional disclosures regarding these guarantees. See Note 13 on Commitments and Contingencies for further details.

Effective December 31, 2011, the Company adopted non-substantive revisions to SSAP No. 100 to incorporate the provisions of ASU 2010-06, Improving Disclosures about Fair Value Measurements. This revision required a new disclosure for assets and liabilities for which fair value is not measured and reported in the statement of financial position but is otherwise disclosed. The adoption of these revisions had no impact to the Company’s results of operations or financial position. See Note 4 for further details.

Effective December 31, 2011, the Company adopted non-substantive changes to SSAP No. 32, Investments in Preferred Stock (including investments in preferred stock of subsidiary, controlled, or affiliated entities). The amendment was made to clarify the definition of preferred

32

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

stock. Under the revised SSAP No. 32, a preferred stock is defined as any class or series of shares the holders of which have any preference, either as to the payment of dividends or distribution of assets on liquidation, over the holder of common stock [as defined in SSAP No. 30, Investments in Common Stock (excluding investments in common stock of subsidiary, controlled, or affiliated entities)] issued by an entity. This revised definition had no impact to the Company.

Effective January 1, 2011, the Company adopted SSAP No. 35R, Guaranty Fund and Other Assessments – Revised. This statement modified the conditions required for recognizing a liability for insurance-related assessments and required additional disclosures. See Note 13 for disclosures related to guaranty fund assessments. The adoption of this accounting principle had no financial impact to the Company.

Effective January 1, 2011, the Company adopted revisions to certain paragraphs of SSAP No. 43R, Loan-backed and Structured Securities to clarify the accounting for gains and losses between AVR and IMR. The revisions clarify that an AVR/IMR bifurcation analysis should be preformed when SSAP No. 43R securities are sold (not just as a result of impairment). These changes were applied on a prospective basis and had no financial impact to the Company upon adoption.

Effective January 1, 2011, the Company adopted revisions to SSAP No. 43R to clarify the definitions of loan-backed and structured securities. The clarified guidance was applied prospectively and had no financial impact to the Company upon adoption.

Effective December 31, 2010, the Company adopted modifications made to SSAP No. 91R, Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities. The amendments resulted in cash collateral received from counterparties to derivatives contracts also being reported on the Company’s balance sheet in the respective asset class in which the cash was reinvested (short-term investments and bonds). A separate liability was established to record the obligation to return the cash collateral (Payable for derivative cash collateral). These balances were recorded on the Company’s balance sheet effective January 1, 2010 and resulted in an increase to assets of $220,439, an increase to liabilities of $215,069 and a net increase to surplus of $5,370. The net increase to surplus is comprised of $6,403 of accumulated earnings offset by unrealized losses associated with securities that were reported at lower of cost or market at the time of adoption of $1,033.

Effective January 1, 2013, the Company will adopt SSAP No. 92, Postretirement Benefits Other Than Pensions, A Replacement of SSAP No. 14 and SSAP No. 102, Accounting for Pensions, A Replacement of SSAP No. 89. This guidance impacts accounting for defined benefit pension plans or other postretirement plans, along with related disclosures. SSAP No. 102 requires recognition of the funded status of the plan based on the projected benefit obligation instead of

33

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

the accumulated benefit obligation as under SSAP No. 89. In addition, SSAP No. 92 and SSAP No. 102 require consideration of non-vested participants. The adoption of these standards will not impact the Company’s results of operations, financial position or disclosures as the Company does not sponsor the pension plan and is not directly liable under the plan. See Note 11 for further discussion of the Company’s pension plan and other postretirement plans as sponsored by Aegon.

Effective January 1, 2013, the Company will adopt SSAP No. 103, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities which adopts with modifications the guidance in ASU 2009-16, Transfers and Servicing (Topic 860): Accounting for Transfers of Financial Assets and supersedes SSAP no. 91R, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities. The impact of the adoption of this standard is expected to be immaterial to the Company.

Effective January 1, 2013, the Company will adopt non-substantive revisions to SSAP No. 36, Troubled Debt Restructuring. These revisions adopt guidance from ASU 2011-02, Receivables – A Creditors’ Determination of Whether a Restructuring is a Troubled Debt Restructuring, which clarifies what constitutes a troubled debt restructuring and adopts with modification troubled debt restructuring disclosures for creditors from ASU 2010-20: Receivables (Topic 310), Disclosures About the Credit Quality of Financing Receivables and the Allowance for Credit Losses. The adoption of this revision is not expected to impact the financial position or results of operations of the Company.

Effective December 31, 2013, the Company will adopt revisions to SSAP No. 35R, Guaranty Fund and Other Assessments – Revised which incorporates subsequent event (Type II) disclosures for entities subject to Section 9010 of the Patient Protection and Affordable Care Act related to assessments payable. The adoption of this revision is not expected to impact the financial position or results of operations of the Company as revisions relate to disclosures only.

Reclassifications

Certain reclassifications have been made to the 2011 and 2010 financial statements to conform to the 2012 presentation.

During 2012, the Company changed the presentation of various reinsurance related balances. As a result of these changes, $91,236 was reclassified from Remittances and items not allocated to Other liabilities as of December 31, 2011. In addition, $807,484 and $237,399, respectively, was reclassified between the Net transfers to separate accounts line and the Surrender benefits line in the 2011 and 2010 Statements of Operations to conform to the 2012 presentation. Lastly, Reinsurance transaction – modco reserve adjustment on reinsurance assumed was presented as a separate line item in 2012. As a result of this change in presentation, $(218,566) and $(262,273), respectively, was reclassed between the Other expenses line and the Reinsurance transaction – modco reserve adjustment on reinsurance assumed line in the 2011 and 2010 Statements of Operations to conform to the 2012 presentation.

34

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

2. Prescribed and Permitted Statutory Accounting Practices

The financial statements of the Company are presented on the basis of accounting principles prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa. The Insurance Division, Department of Commerce, of the State of Iowa recognizes only statutory accounting practices prescribed or permitted by the State of Iowa for determining and reporting the financial condition and results of operations of an insurance company, and for determining its solvency under the Iowa Insurance Law.

The State of Iowa has adopted a prescribed practice that differs from that found in the NAIC SAP related to the admission of a parental guarantee in the equity value calculation of TLIC Riverwood Reinsurance, Inc. (TRRI), a wholly owned subsidiary of the Company. As prescribed by Iowa Administrative Code 191-99.11(5), the Company is entitled to value its ownership in TRRI at a value equal to the audited statutory surplus of TRRI, which includes the parental guarantee provided by Aegon USA, LLC as an admissible asset, whereas SSAP No. 97 – Investments in Subsidiary, Controlled and Affiliated Entities, A Replacement of SSAP No. 88 would not allow the admissibility of such an asset.

The NAIC SAP has been adopted as a component of prescribed or permitted practices by the State of Iowa. The State of Iowa has adopted a prescribed accounting practice that differs from that found in the NAIC SAP related to reserve credits and secondary guarantee reinsurance treaties. As prescribed by Iowa Administrative Code 191-17.3(2), the Commissioner found that the Company is entitled to take reserve credit for such a reinsurance contract in the amount equal to the portion of total reserves attributable to the secondary guarantee, whereas this type of reinsurance does not meet the specific requirements of SSAP No. 61, Life, Deposit-Type and Accident and Health Reinsurance and Appendix A-791 of the NAIC SAP.

The Company, with the permission of the Commissioner of Insurance of the State of Iowa, records the value of its wholly owned foreign life insurance subsidiary, Transamerica Life (Bermuda), Ltd. (TLB), based upon audited statutory equity rather than audited foreign statutory equity, utilizing adjustments as outlined in SSAP No. 97.

The State of Iowa has adopted a prescribed accounting practice that differs from that found in the NAIC SAP related to the reported value of the assets supporting the Company’s guaranteed separate accounts. As prescribed by Iowa Administrative Code 508A.1.4, the Commissioner found that the Company is entitled to value the assets of the guaranteed separate account at amortized cost, whereas the assets would be required to be reported at fair value under SSAP No. 56, Separate Accounts, of the NAIC SAP. There is no impact to the Company’s income or surplus as a result of utilizing this prescribed practice.

35

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

A reconciliation of the Company’s net income and capital and surplus between NAIC SAP and practices prescribed and permitted by the State of Iowa is shown below:

	2012	2011	2010
Net income (loss), State of Iowa basis	$791,564	$(2,459,266)	$417,679
State prescribed practice for parental guarantee	—	—	—
State prescribed practice for secondary guarantee reinsurance	—	—	—
State permitted practice for valuation of wholly-owned foreign life subsidiary	—	—	—

Net income (loss), NAIC SAP	$791,564	$(2,459,266)	$417,679

Statutory surplus, State of Iowa basis	$5,470,563	$5,121,642	$4,298,124
State prescribed practice for parental guarantee	(724,720)	(675,044)	—
State prescribed practice for secondary guarantee reinsurance	(3,364,455)	(3,149,987)	(2,926,627)
State permitted practice for valuation of wholly-owned foreign life subsidiary	42,539	19,129	19,656

Statutory surplus, NAIC SAP	$1,423,927	$1,315,740	$1,391,153

During 2011, the Company entered into a retrocession reinsurance contract and subsequent novation agreements with respect to each of the unaffiliated retroceded reinsurance contracts. The retrocession reinsurance contract transferred the Company’s liabilities to SCOR SE (SCOR), a Societas Europaea organized under the laws of France, and subsequently facilitated the ultimate novation of third party retrocession reinsurance contracts in support of the exiting of the reinsurance operations. No additional net consideration was contemplated upon execution of the novation agreements. Therefore, the Company had the same net retained risk of zero both prior to and subsequent to the execution of the novations.

SSAP No. 61 defines novation agreements as one which extinguishes one entity’s liability and moves it to another entity, which is applicable under this situation. The retrocession agreement had all references to the Company removed and replaced with SCOR upon completion of the novations. SSAP No. 61 does not specifically address novation and releases related to retrocession agreements, however as both cedents and retrocessionaires in this situation are a

36

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

party to the agreement, the intent of the novation and release is consistent with the application for direct cedents application of the standard. Thus, the Company reported the novation and release similar to a novation, as outlined in paragraphs 53-56 of SSAP No. 61, with direct adjustments to the balance sheet.

3. Accounting Changes and Correction of Errors

Effective December 16, 2011, the Company released an IMR liability associated with the block of business ceded to an unaffiliated entity on a coinsurance basis. Since the portion of the block of business ceded did not represent more than one percent of the Company’s general account liabilities, the IMR liability should not have been released when the reinsurance transaction was effected. The error resulted in an understatement of the IMR liability in the amount of $8,889. This was corrected in 2012, and the Company reflected the impact of the correction as a change in unassigned surplus within the statement of changes in capital and surplus.

Effective August 9, 2011, the Company released an IMR liability associated with a block of business retroceded to an unaffiliated entity. The gain on the release of the IMR liability should have been deferred through unassigned surplus but was instead included in the statements of operations. The error resulted in an overstatement of net income in the amount of $33,567. This was corrected in 2012, and the Company reflected the impact of the correction as a change in unassigned surplus within the statement of changes in capital and surplus. The offsetting adjustment is to the change in surplus as a result of reinsurance line within the statements of operations. There was no net impact to surplus as a result of this correction.

During 2012, the Company discovered an error in the calculation of waiver of premium reserves for long term care business due to the use of inaccurate premiums waived data. The error resulted in an understatement of reserves of $20,341 as of December 31, 2011. This has been reported as a correction of an error in the statement of changes in capital and surplus.

4. Fair Values of Financial Instruments

The fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Determination of fair value

The fair values of financial instruments are determined by management after taking into consideration several sources of data. When available, the Company uses quoted market prices in active markets to determine the fair value of its investments. The Company’s valuation policy utilizes a pricing hierarchy which dictates that publicly available prices are initially sought from

37

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

indices and third-party pricing services. In the event that pricing is not available from these sources, those securities are submitted to brokers to obtain quotes. Lastly, securities are priced using internal cash flow modeling techniques. These valuation methodologies commonly use reported trades, bids, offers, issuer spreads, benchmark yields, estimated prepayment speeds, and/or estimated cash flows.

To understand the valuation methodologies used by third-party pricing services, the Company reviews and monitors their applicable methodology documents. Any changes to their methodologies are noted and reviewed for reasonableness. In addition, the Company performs in-depth reviews of prices received from third-party pricing services on a sample basis. The objective for such reviews is to demonstrate that the Company can corroborate detailed information such as assumptions, inputs and methodologies used in pricing individual securities against documented pricing methodologies. Only third-party pricing services and brokers with a substantial presence in the market and with appropriate experience and expertise are used.

Each month, the Company performs an analysis of the information obtained from indices, third-party services, and brokers to ensure that the information is reasonable and produces a reasonable estimate of fair value. The Company considers both qualitative and quantitative factors as part of this analysis, including but not limited to, recent transactional activity for similar securities, review of pricing statistics and trends, and consideration of recent relevant market events. Other controls and procedures over pricing received from indices, third-party pricing services, or brokers include validation checks such as exception reports which highlight significant price changes, stale prices or un-priced securities.

Fair value hierarchy

The Company’s financial assets and liabilities carried at fair value are classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets and liabilities (Level 1), and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s or a liability’s classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and 2) and unobservable (Level 3). The levels of the fair value hierarchy are as follows:

Level	1—Unadjusted quoted prices for identical assets or liabilities in active markets accessible at the measurement date.

38

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Level	2—Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a)	Quoted prices for similar assets or liabilities in active markets

b)	Quoted prices for identical or similar assets or liabilities in non-active markets

c)	Inputs other than quoted market prices that are observable

d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means

Level	3— Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect the Company’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash Equivalents and Short-Term Investments: The carrying amounts reported in the accompanying balance sheets for these financial instruments approximate their fair values. Cash is not included in the below tables.

Short-Term Notes Receivable from Affiliates: The carrying amounts reported in the accompanying balance sheets for these financial instruments approximate their fair value.

Bonds and Stocks: The NAIC allows insurance companies to report the fair value determined by the SVO or to determine the fair value by using a permitted valuation method. The fair values of bonds and stocks are reported or determined using the following pricing sources: indexes, third party pricing services, brokers, external fund managers and internal models.

Fair values for fixed maturity securities (including redeemable preferred stock) actively traded are determined from third-party pricing services, which are determined as discussed above in the description of level one and level two values within the fair value hierarchy. For fixed maturity securities (including redeemable preferred stock) not actively traded, fair values are estimated using values obtained from third-party pricing services, or are based on non-binding broker quotes or internal models. In the case of private placements, fair values are estimated by discounting the expected future cash flows using current market rates applicable to the coupon rate, credit and maturity of the investments.

39

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Mortgage Loans on Real Estate: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans.

Other Invested Assets: The fair values for other invested assets, which include investments in surplus notes issued by other insurance companies and fixed or variable rate investments with underlying characteristics of bonds were determined primarily by using indexes, third party pricing services and internal models.

Derivative Financial Instruments: The estimated fair values of interest rate caps and options are based upon the latest quoted market price at the balance sheet date. The estimated fair values of swaps, including interest rate and currency swaps, are based on pricing models or formulas using current assumptions. The estimated fair values of credit default swaps are based upon the pricing differential as of the balance sheet date for similar swap agreements.

Policy Loans: The fair value of policy loans is equal to the book value of the loan, which is stated at unpaid principal balance.

Securities Lending Reinvested Collateral: The cash collateral from securities lending is reinvested in various short-term and long-term debt instruments. The fair values of these investments are determined using the methods described above under Cash, Cash Equivalents and Short-Term Investments and Bonds and Stocks.

Receivable From/Payable to Parents, Subsidiaries and Affiliates: The carrying amount of receivable from/payable to affiliates approximates their fair value.

Separate Account Assets and Annuity Liabilities: The fair value of separate account assets are based on quoted market prices when available. When not available, they are valued in the same manner as general account assets as further described in this note. The fair value of separate account annuity liabilities is based on the account value for separate accounts business without guarantees. For separate accounts with guarantees, fair value is based on discounted cash flows.

Investment Contract Liabilities: Fair value for the Company’s liabilities under investment contracts, which include deferred annuities, GICs and funding agreements, are estimated using discounted cash flow calculations. For those liabilities that are short in duration, carrying amount approximates fair value.

Deposit-Type Contracts: The carrying amounts of deposit-type contracts reported in the accompanying balance sheets approximate their fair values.

40

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Surplus Notes: Fair values for surplus notes are estimated using a discounted cash flow analysis based on the Company’s current incremental borrowing rate for similar types of borrowing arrangements.

The Company accounts for its investments in affiliated common stock using the equity method of accounting; as such, they are not included in the following disclosures as they are not carried at fair value on the balance sheets.

The Company accounts for derivatives that receive and pass hedge accounting in the same manner as the underlying hedged instrument. If that instrument is held at amortized cost, then the derivative is also held at amortized cost and therefore it is not included in the following disclosures as it is not carried at fair value on the balance sheets.

Fair values for the Company’s insurance contracts other than investment-type contracts (including separate account universal life liabilities) are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, such that the Company’s exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

41

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The following tables set forth a comparison of the estimated fair values and carrying amounts of the Company’s financial instruments, including those not measured at fair value in the balance sheets, as of December 31, 2012 and 2011, respectively:

	December 31
	2012
	Estimated Fair Value	Admitted Assets	(Level 1)	(Level 2)	(Level 3)	Not Practicable (Carrying Value)
Admitted assets
Cash equivalents and short-term investments, other than affiliates	$3,899,465	$3,899,465	$—	$3,899,465	$—	$—
Short-term notes receivable from affiliates	411,200	411,200	—	411,200	—	—
Bonds	40,790,267	36,721,992	4,064,778	35,427,671	1,297,818	—
Preferred stocks, other than affiliates	111,258	111,471	—	101,853	9,405	—
Common stocks, other than affiliates	218,026	218,026	68,173	257	149,596	—
Mortgage loans on real estate	6,343,771	5,756,749	—	—	6,343,771	—
Other invested assets	172,494	157,176	—	159,145	13,349	—
Options	205,942	205,942	—	205,942	—	—
Interest rate swaps	1,667,275	298,750	—	1,648,192	19,083	—
Currency swaps	64,632	40,080	—	64,632	—	—
Credit default swaps	24,874	12,812	—	24,874	—	—
Policy loans	708,794	708,794	—	708,794	—	—
Securities lending reinvested collateral	2,159,184	2,160,218	—	2,159,184	—	—
Receivable from parent, subsidiaries and affiliates	51,246	51,246	—	51,246	—	—
Separate account assets	48,756,861	48,684,223	43,059,585	5,693,280	3,996	—
Liabilities
Investment contract liabilities	16,244,099	15,014,811	—	1,107,623	15,136,476	—
Options	49,393	49,393	—	49,393	—	—
Interest rate swaps	406,498	212,460	—	367,059	39,439	—
Currency swaps	58,388	68,895	—	58,388	—	—
Credit default swaps	7,285	26,435	—	7,285	—	—
Payable to parent, subsidiaries and affiliates	7,245	7,245	—	7,245	—	—
Separate account annuity liabilities	40,655,573	40,658,385	—	40,509,576	145,997	—
Surplus notes	168,588	150,000	—	—	168,588	—

42

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	December 31
	2011
	Carrying Amount	Estimated Fair Value
Admitted assets
Cash equivalents and short-term investments, other than affiliates	$2,427,211	$2,427,211
Short-term notes receivable from affiliates	185,100	185,100
Bonds	39,785,207	41,910,771
Preferred stocks, other than affiliates	138,596	149,539
Common stocks, other than affiliates	229,973	229,973
Mortgage loans on real estate	6,830,030	7,364,129
Other invested assets	159,011	165,273
Interest rate swaps	233,642	1,950,058
Currency swaps	8,239	59,431
Credit default swaps	6,603	5,389
Policy loans	727,684	727,684
Securities lending reinvested collateral	3,520,304	3,517,849
Receivable from parent, subsidiaries and affiliates	154,163	154,163
Separate account assets	41,473,473	41,473,473
Liabilities
Investment contract liabilities	16,415,861	17,090,179
Interest rate swaps	46,960	456,325
Currency swaps	40,536	75,759
Credit default swaps	19,739	27,931
Payable to parent, subsidiaries and affiliates	243,112	243,112
Separate account annuity liabilities	33,308,199	33,311,319
Surplus notes	150,000	153,819

43

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The following tables provide information about the Company’s financial assets and liabilities measured at fair value as of December 31, 2012 and 2011:

	2012
	Level 1	Level 2	Level 3	Total
Assets:
Bonds
Industrial and miscellaneous	$—	$103,093	$8,147	$111,240
Hybrid securities	—	4,287	—	4,287

Total bonds	—	107,380	8,147	115,527

Common stock
Mutual funds	250	69	—	319
Industrial and miscellaneous	67,923	188	149,596	217,707

Total common stock	68,173	257	149,596	218,026

Short-term investments
Government	—	82,823	—	82,823
Industrial and miscellaneous	—	3,284,316	—	3,284,316
Mutual funds	—	484,005	—	484,005
Intercompany notes receivable	—	411,200	—	411,200
Sweep accounts	—	48,320	—	48,320

Total short-term investments	—	4,310,664	—	4,310,664

Derivative assets	—	288,874	(20,355)	268,519
Separate account assets	43,036,673	4,980,375	807	48,017,855

Total assets	$43,104,846	$9,687,550	$138,195	$52,930,591

Liabilities:
Derivative liabilities	$—	$66,150	$—	$66,150
Separate account liabilities	4,653	3,829	—	8,482

Total liabilities	$4,653	$69,979	$—	$74,632

44

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	2011
	Level 1	Level 2	Level 3	Total
Assets:
Bonds
Government	$—	$63	$—	$63
Industrial and miscellaneous	—	193,110	32,248	225,358
Hybrid securities	—	3,570	—	3,570

Total bonds	—	196,743	32,248	228,991

Preferred stock
Industrial and miscellaneous	—	13,486	1,236	14,722

Total preferred stock	—	13,486	1,236	14,722

Common stock
Mutual funds	357	68	—	425
Industrial and miscellaneous	51,646	334	177,568	229,548

Total common stock	52,003	402	177,568	229,973

Short-term investments
Government	—	33,156	—	33,156
Industrial and miscellaneous	—	1,736,611	—	1,736,611
Mutual funds	—	615,179	—	615,179
Intercompany notes receivable	—	185,100	—	185,100
Sweep accounts	—	42,256	—	42,256

Total short-term investments	—	2,612,302	—	2,612,302

Derivative assets	—	170,617	2,153	172,770
Separate account assets	35,108,598	5,006,378	746,827	40,861,803

Total assets	$35,160,601	$7,999,928	$960,032	$44,120,561

Liabilities:
Derivative liabilities	$—	$19,648	$11,786	$31,434
Separate account liabilities	9,723	4,406	—	14,129

Total liabilities	$9,723	$24,054	$11,786	$45,563

Bonds classified in Level 2 are valued using inputs from third party pricing services or broker quotes. Level 3 measurements for bonds are primarily those valued using non-binding broker quotes, which cannot be corroborated by other market observable data, or internal modeling which utilize inputs that are not market observable.

Preferred stock in Level 3 is being internally calculated.

Common stock in Level 3 is comprised primarily of shares in the Federal Home Loan Bank (FHLB) of Des Moines, which are valued at par as a proxy for fair value as a result of restrictions that allow redemptions only by FHLB. In addition, the Company owns common stock being carried at book value and some warrants that are valued using broker quotes.

45

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Short-term investments are classified as Level 2 as they are carried at amortized cost, which approximates fair value.

Derivatives classified as Level 2 represent over-the-counter (OTC) contracts valued using pricing models based on the net present value of estimated future cash flows, directly observed prices from exchange-traded derivatives, other OTC trades or external pricing services. The Level 3 derivative liability is a credit swap calculated by simulation using a series of market-consistent inputs to model the dynamics of the swap. The inputs are taken from market instruments to the extent that they exist.

Separate account assets are valued and classified in the same way as general account assets (described above). For example, separate account assets in Level 3 are those valued using broker quotes or internal modeling which utilize unobservable inputs.

46

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

During 2012 and 2011, there were no transfers between Level 1 and 2, respectively.

The following tables summarize the changes in assets and liabilities classified in Level 3 for 2012 and 2011:

	Beginning Balance at January 1, 2012	Transfers in (Level 3)	Transfers out (Level 3)	Total Gains and (Losses) Included in Net income (a)	Total Gains and (Losses) Included in Surplus (b)
Bonds
RMBS	$26,721	$12,792	$20,573	$24	$(6,115)
Other	5,527	2,800	2,242	(535)	393
Preferred stock	1,236	—	—	—	—
Common stock	177,568	333	470	(1,391)	(1,239)
Derivatives	(9,633)	—	—	—	31,944
Separate account assets	746,827	—	8,196	(724,329)	65

Total	$948,246	$15,925	$31,481	$(726,231)	$25,048

	Purchases	Issuances	Sales	Settlements	Ending Balance at December 31, 2012
Bonds
RMBS	$—	$—	$—	$10,657	$2,192
Other	207	966	—	1,161	5,955
Preferred stock	—	—	1,236	—	—
Common stock	837	—	26,042	—	149,596
Derivatives	(32,793)	—	—	9,873	(20,355)
Separate account assets	—	—	9,994	3,566	807

Total	$(31,749)	$966	$37,272	$25,257	$138,195

47

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	Beginning Balance at January 1, 2011	Transfers in (Level 3)	Transfers out (Level 3)	Total Gains and (Losses) Included in Net income (a)	Total Gains and (Losses) Included in Surplus (b)
Bonds
RMBS	$51,719	$16,364	$24,461	$(4,042)	$3,757
Other	7,638	1	870	(232)	355
Preferred stock	1,236	—	—	—	—
Common stock	226,884	644	1,619	(206)	(345)
Derivatives	(4,600)	—	—	—	(7,209)
Separate account assets	793,212	33,755	26,894	(58,033)	(538)

Total	$1,076,089	$50,764	$53,844	$(62,513)	$(3,980)

	Purchases	Issuances	Sales	Settlements	Ending Balance at December 31, 2011
Bonds
RMBS	$—	$11,637	$—	$28,253	$26,721
Other	—	—	—	1,365	5,527
Preferred stock	—	—	—	—	1,236
Common stock	2,279	—	50,069	—	177,568
Derivatives	2,592	2,153	2,569	—	(9,633)
Separate account assets	5,384	4,900	7	4,952	746,827

Total	$10,255	$18,690	$52,645	$34,570	$948,246

(a)	Recorded as a component of Net Realized Capital Gains/Losses on Investments in the Statements of Operations
(b)	Recorded as a component of Change in Net Unrealized Capital Gains/Losses in the Statements of Changes in Capital and Surplus

The Company’s policy is to recognize transfers in and out of levels as of the beginning of the reporting period.

Transfers in for bonds were the result of securities being valued using vendor inputs as of December 31, 2011, subsequently changing to being valued using broker quotes during 2012. In addition, transfers in for bonds were the result of securities being carried at amortized cost at December 31, 2011 and 2010, subsequently changing to being carried at fair value during 2012 and 2011. Transfers in for bonds were also the result of securities being valued using vendor inputs as of December 31, 2011, subsequently changing to being valued using internal models during 2012. Also, transfers in for bonds were partly attributable to securities being valued using third party vendor inputs at December 31, 2010, subsequently changing to being valued using broker quotes which utilize unobservable inputs, thus causing the transfer into Level 3 during 2011.

48

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Transfers out for bonds were partly attributable to securities being valued using broker quotes which utilize unobservable inputs at December 31, 2011 and 2010, subsequently changing to being valued using third party vendor inputs, thus causing the transfer out of Level 3 during 2012 and 2011, respectively. In addition, transfers out for bonds were attributed to securities being carried at fair value at December 31, 2011 and 2010, subsequently changing to being carried at amortized cost during 2012 and 2011, respectively. Also, transfers out for bonds were the result of securities being valued using internal models at December 31, 2011, subsequently changing to being valued using vendor inputs during 2012.

Transfers in for common stock were attributed to securities being valued using third party vendor inputs at December 31, 2011, subsequently changing to being valued using broker quotes which utilize unobservable inputs, thus causing the transfer in during 2012. In addition, there were securities that were valued using broker quotes which utilize observable inputs, subsequently changing to being valued using broker quotes which utilize unobservable inputs during 2012. Additionally, transfers in for common stock were the result of securities being valued using index pricing at December 31, 2010, subsequently being valued using unobservable inputs during 2011.

Transfers out for common stock were attributed to securities being valued using a stale price at December 31, 2011, subsequently changing to being valued using third party vendor inputs, thus causing the transfer out of Level 3 during 2012. In addition, transfers out for common stock were attributed to securities being valued using broker quotes at December 31, 2011, subsequently changing to being valued using vendor inputs during 2012. Additionally, transfers out for common stock were the result of securities being valued using unobservable inputs at December 31, 2010, subsequently being valued using index pricing during 2011.

Transfers in for separate account bonds were attributable to securities being valued using third party vendor inputs at December 31, 2010, subsequently changing to being valued using broker quotes which utilize unobservable inputs during 2011.

Transfers out for separate account bonds were attributable to securities being valued using broker quotes which utilize unobservable inputs at December 31, 2011 and 2010, subsequently changing to being valued using third party vendor inputs, thus causing the transfer out of Level 3 during 2012 and 2011, respectively.

49

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

5. Investments

The carrying amounts and estimated fair value of investments in bonds and preferred stock are as follows:

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses 12 Months or More	Gross Unrealized Losses less Than 12 Months	Estimated Fair Value
December 31, 2012
Unaffiliated bonds:
United States Government and agencies	$2,980,978	$778,329	$—	$50	$3,759,257
State, municipal and other government	802,196	104,712	8,884	324	897,700
Hybrid securities	499,556	14,971	101,545	1,522	411,460
Industrial and miscellaneous	21,604,497	3,425,875	36,414	17,759	24,976,199
Mortgage and other asset-backed securities	10,794,339	543,136	633,313	4,087	10,700,075

	36,681,566	4,867,023	780,156	23,742	40,744,691
Unaffiliated preferred stocks	111,471	9,909	8,786	1,336	111,258

	$36,793,037	$4,876,932	$788,942	$25,078	$40,855,949

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses 12 Months or More	Gross Unrealized Losses less Than 12 Months	Estimated Fair Value
December 31, 2011
Unaffiliated bonds:
United States Government and agencies	$3,035,812	$815,740	$21	$82	$3,851,449
State, municipal and other government	631,483	38,206	15,565	9,534	644,590
Hybrid securities	498,708	3,619	130,821	11,266	360,240
Industrial and miscellaneous	22,834,539	2,481,536	94,765	94,052	25,127,258
Mortgage and other asset-backed securities	12,721,746	372,752	1,151,251	66,826	11,876,421

	39,722,288	3,711,853	1,392,423	181,760	41,859,958
Unaffiliated preferred stocks	138,596	23,703	6,745	6,015	149,539

	$39,860,884	$3,735,556	$1,399,168	$187,775	$42,009,497

At December 31, 2012 and 2011, respectively, for bonds and preferred stocks that have been in a continuous loss position for greater than or equal to twelve months, the Company held 430 and 593 securities with a carrying amount of $4,671,096 and $6,503,336 and an unrealized loss of $788,942 and $1,399,168 with an average price of 83.1 and 78.5 (fair value/amortized cost). Of this portfolio, 52.0% and 58.7% were investment grade with associated unrealized losses of $289,823 and $544,964, respectively.

50

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

At December 31, 2012 and 2011, respectively, for bonds and preferred stocks that have been in a continuous loss position for less than twelve months, the Company held 231 and 568 securities with a carrying amount of $1,021,012 and $3,644,457 and an unrealized loss of $25,078 and $187,775 with an average price of 97.5 and 94.9 (fair value/amortized cost). Of this portfolio, 85.2% and 84.8% were investment grade with associated unrealized losses of $17,955 and $146,947, respectively.

At December 31, 2012 and 2011, respectively, for common stocks that have been in a continuous loss position for greater than or equal to twelve months, the Company held 3 and 2 securities with a cost of $10 and $2 and an unrealized loss of $9 and $1 with an average price of 7.2 and 50.6 (fair value/cost).

At December 31, 2012 and 2011, respectively, for common stocks that have been in a continuous loss position for less than twelve months, the Company held 14 and 19 securities with a cost of $12,588 and $2,748 and an unrealized loss of $263 and $429 with an average price of 97.9 and 84.4 (fair value/cost).

The estimated fair value of bonds, preferred stocks and common stocks with gross unrealized losses at December 31, 2012 and 2011 is as follows:

	Losses 12 Months or More	Losses Less Than 12 Months	Total
December 31, 2012
Unaffiliated bonds:
United States Government and agencies	$—	$33,517	$33,517
State, municipal and other government	63,124	6,233	69,357
Hybrid securities	213,598	4,892	218,490
Industrial and miscellaneous	440,974	711,538	1,152,512
Mortgage and other asset-backed securities	3,139,452	232,431	3,371,883

	3,857,148	988,611	4,845,759
Unaffiliated preferred stocks	25,005	7,324	32,329
Unaffiliated common stocks	1	12,325	12,326

	$3,882,154	$1,008,260	$4,890,414

51

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	Losses 12 Months or More	Losses Less Than 12 Months	Total
December 31, 2011
Unaffiliated bonds:
United States Government and agencies	$646	$20,862	$21,508
State, municipal and other government	68,172	100,616	168,788
Hybrid securities	208,545	98,932	307,477
Industrial and miscellaneous	874,324	2,083,289	2,957,613
Mortgage and other asset-backed securities	3,943,571	1,114,649	5,058,220

	5,095,258	3,418,348	8,513,606
Unaffiliated preferred stocks	8,909	38,333	47,242
Unaffiliated common stocks	1	2,318	2,319

	$5,104,168	$3,458,999	$8,563,167

The carrying amount and estimated fair value of bonds at December 31, 2012, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

	Carrying Amount	Estimated Fair Value
Due in one year or less	$1,240,506	$1,262,341
Due after one year through five years	7,100,718	7,770,622
Due after five years through ten years	6,139,707	6,896,709
Due after ten years	11,406,296	14,114,944

	25,887,227	30,044,616
Mortgage and other asset-backed securities	10,794,339	10,700,075

	$36,681,566	$40,744,691

For impairment policies related to non-structured and structured securities, refer to Note 1 under Investments.

Banking

At December 31, 2012, the Company’s banking sector portfolio had investments in an unrealized loss position which had a fair value of $576,329 and a carrying value of $748,907, resulting in a gross unrealized loss of $172,578. The banking sub-sector in the Company’s portfolio is large, diverse and of high quality. The unrealized losses in the banking sub-sector primarily reflect the size of the Company’s holdings, low floating rate coupons on some securities and credit spread widening in the sector due to the Sovereign debt crisis in Europe as well as residual impact from both the U.S. financial crisis and concerns over the U.S. Fiscal Cliff.

52

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

As a whole, the sub-sector improved in the second half of 2012, following a volatile first half. Decisive steps by European Union (EU) leaders and world central banks to stabilize the euro and improve funding conditions calmed investor concerns that a euro breakup was imminent. Credit spreads continue to reflect some uncertainty over new efforts by regulators to impose “burden sharing” on creditors in order to quickly stabilize or wind up troubled banks. While these measures have made securities more volatile in the near-term, new, more stringent global legislation on bank capital and liquidity requirements is intended to reduce overall risk in the sector going forward and decouple troubled banks from the Sovereign. Furthermore, central banks appear committed to providing liquidity to the market, while asset write-downs and credit losses have diminished substantially in all but the most troubled countries.

The value of the Company’s investments in deeply subordinated securities in the financial services sector may be significantly impacted if issuers of certain securities with optional deferral features exercise the option to defer coupon payments or are required to defer as a condition of receiving government aid. The deeply subordinated securities issued by non-U.S. Banks are broadly referred to as capital securities which can be categorized as Tier 1 or Upper Tier 2. Capital securities categorized as “Tier 1” are typically perpetual with a non-cumulative coupon that can be deferred under certain conditions. Capital securities categorized as “Upper Tier 2” are generally perpetual with a cumulative coupon that is deferrable under certain conditions. The deeply subordinated securities issued by U.S. Banks can be categorized as trust preferred or hybrid. Capital securities categorized as trust preferred typically have an original maturity of 30 years with call features after 10 years with a cumulative coupon that is deferrable under certain conditions. Capital securities categorized as hybrid typically have an original maturity of more than 30 years, may be perpetual and are generally subordinate to traditional trust preferred securities. The Company evaluated the near-term prospects of the issuers in relation to the severity and duration of the unrealized loss and does not consider those investments to be impaired as of December 31, 2012.

Subprime Mortgages

At December 31, 2012, the Company’s asset-backed securities (ABS) subprime mortgages portfolio had investments in an unrealized loss position which had a fair value of $593,142 and a carrying value of $675,568, resulting in a gross unrealized loss of $82,426. The unrealized loss in the sector is primarily a result of the housing downturn the United States has experienced since 2007. Even with the stabilization over the past two years, fundamentals in ABS subprime mortgages continue to be weak, which impacts the magnitude of the unrealized loss. Delinquencies and severities in property liquidations remain at an elevated level, while prepayments remain at historically low levels. Due to the weak fundamental situation, reduced liquidity and the requirement for higher yields due to market uncertainty, credit spreads remain elevated across the asset class.

53

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company does not currently invest in or originate whole loan residential mortgages. The Company categorizes ABS issued by a securitization trust as having subprime mortgage exposure when the average credit score of the underlying mortgage borrowers in a securitization trust is below 660 at issuance. The Company also categorizes ABS issued by a securitization trust with second lien mortgages as subprime mortgage exposure, even though a significant percentage of second lien mortgage borrowers may not necessarily have credit scores below 660 at issuance. The Company does not have any “direct” residential mortgages to subprime borrowers outside of the ABS structures.

All ABS subprime mortgage securities are monitored and reviewed on a monthly basis. Detailed cash flow models using the current collateral pool and capital structure on the portfolio are updated and are reviewed quarterly. Model output is generated under base and stress-case scenarios. The Company’s internal ABS-housing asset specialists utilize widely recognized industry modeling software to perform a loan-by-loan, bottom-up approach to modeling. Key assumptions used in the models are projected defaults, loss severities and prepayments. Each of these key assumptions varies greatly based on the significantly diverse characteristics of the current collateral pool for each security. Loan-to-value, loan size and borrower credit history are some of the key characteristics used to determine the level of assumption that is utilized. Defaults were estimated by identifying the loans that are in various delinquency buckets and defaulting a certain percentage of them over the near-term and long-term. Assumed defaults on delinquent loans are dependent on the specific security’s collateral attributes and historical performance.

Loss severity assumptions were determined by observing historical rates from broader market data and by adjusting those rates for vintage specific pool performance, collateral type, mortgage insurance and estimated loan modifications. Prepayments were estimated by examining historical averages of prepayment activity on the underlying collateral. Once the entire pool is modeled, the results are closely analyzed by the Company’s internal asset specialist to determine whether or not the particular tranche or holding is at risk for not collecting all contractual cash flows, taking into account the seniority and other terms of the tranches held.

If cash flow models indicate a credit event will impact future cash flows and the Company does not have the intent to sell the tranche or holding and does have the intent and ability to hold the security, the security is impaired to discounted cash flows. As the remaining unrealized losses in the ABS subprime mortgage portfolio relate to holdings where the Company expects to receive full principal and interest, the Company does not consider the underlying investments to be impaired as of December 31, 2012.

54

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Residential Mortgage-Backed Securities (RMBS) Sector

At December 31, 2012, the Company’s RMBS sector portfolio had investments in an unrealized loss position which had a fair value of $1,461,372 and a carrying value of $1,821,161, resulting in a gross unrealized loss of $359,789. RMBS are securitizations of underlying pools of residential mortgages on real estate. The underlying residential mortgages have varying credit ratings and are pooled together and sold in tranches. The Company’s RMBS includes prime jumbo pass-throughs and collateralized mortgage obligations (CMOs), Alt-A RMBS, negative amortization RMBS, government sponsored enterprise (GSE) guaranteed pass-throughs and reverse mortgage RMBS. The unrealized loss in the sector is primarily a result of the housing downturn the United States has experienced since 2007. Even with the stabilization over the past two years, fundamentals in RMBS continue to be weak, which impacts the magnitude of the unrealized loss. Delinquencies and severities in property liquidations remain at an elevated level, while prepayments remain at historically low levels. Due to the weak fundamental situation, reduced liquidity and the requirement for higher yields due to market uncertainty, credit spreads remain elevated across the asset class.

All RMBS securities of the Company are monitored and reviewed on a monthly basis. Detailed cash flow models using the current collateral pool and capital structure on the portfolio are updated and reviewed quarterly. Model output is generated under base and stress-case scenarios. The Company’s internal RMBS asset specialists utilize widely recognized industry modeling software to perform a loan-by-loan, bottom-up approach to modeling. Key assumptions used in the models are projected defaults, loss severities and prepayments. Each of these key assumptions varies greatly based on the significantly diverse characteristics of the current collateral pool for each security. Loan-to-value, loan size and borrower credit history are some of the key characteristics used to determine the level of assumption that is utilized. Defaults were estimated by identifying the loans that are in various delinquency buckets and defaulting a certain percentage of them over the near-term and long-term. Assumed defaults on delinquent loans are dependent on the specific security’s collateral attributes and historical performance.

Loss severity assumptions were determined by obtaining historical rates from broader market data and by adjusting those rates for vintage, specific pool performance, collateral type, mortgage insurance and estimated loan modifications. Prepayments were estimated by examining historical averages of prepayment activity on the underlying collateral. Once the entire pool is modeled, the results are closely analyzed by the Company’s internal asset specialists to determine whether or not the particular tranche or holding is at risk for not collecting all contractual cash flows, taking into account the seniority and other terms of the tranches held.

55

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

If cash flow models indicate a credit event will impact future cash flows and the Company does not have the intent to sell the tranche or holding and does have the intent and ability to hold the security, the security is impaired to discounted cash flows. As the remaining unrealized losses in the RMBS portfolio relate to holdings where the Company expects to receive full principal and interest, the Company does not consider the underlying investments to be impaired as of December 31, 2012.

There were no loan-backed securities with a recognized other-than-temporary impairment (OTTI) due to intent to sell or lack of intent and ability to hold during the year ended December 31, 2012. The following tables provide the aggregate totals for loan-backed securities with a recognized OTTI due to intent to sell or lack of intent and ability to hold, in which the security is written down to fair value.

	Amortized Cost	OTTI Recognized in Loss
	Basis Before OTTI	Interest	Non-interest	Fair Value
Year Ended December 31, 2011
OTTI recognized 1st quarter:
Intent to sell	$4,977	$660	$—	$4,317

Total 1st quarter OTTI on loan-backed securities	4,977	660	—	4,317
OTTI recognized 3rd quarter:
Intent to sell	160,578	5,973	—	154,605

Total 3rd quarter OTTI on loan-backed securities	160,578	5,973	—	154,605

Aggregate total	$165,555	$6,633	$—	$158,922

	Amortized Cost	OTTI Recognized in Loss
	Basis Before OTTI	Interest	Non-interest	Fair Value
Year Ended December 31, 2010
OTTI recognized 1st quarter:
Intent to sell	$4,379	$973	$—	$3,406

Total 1st quarter OTTI on loan-backed securities	4,379	973	—	3,406
OTTI recognized 2nd quarter:
Intent to sell	17,316	301	—	17,015
Inability or lack of intent to retain the investment in the security for a period of time sufficient to recover the amortized cost basis	6	—	6	—

Total 2nd quarter OTTI on loan-backed securities	17,322	301	6	17,015

Aggregate total	$21,701	$1,274	$6	$20,421

56

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The following tables provide the aggregate totals for loan-backed securities with a recognized OTTI due to the Company’s cash flow analysis, in which the security is written down to estimated future cash flows discounted at the security’s effective yield.

	Amortized Cost Before Current Period OTTI	Recognized OTTI	Amortized Cost After OTTI	Fair Value
Year ended December 31, 2012
1st quarter present value of cash flows expected to be less than the amortized cost basis	$357,700	$23,038	$334,662	$210,662
2nd quarter present value of cash flows expected to be less than the amortized cost basis	515,449	23,147	492,302	338,584
3rd quarter present value of cash flows expected to be less than the amortized cost basis	515,274	25,476	489,798	348,834
4th quarter present value of cash flows expected to be less than the amortized cost basis	154,272	7,923	146,349	96,789

Aggregate total	$1,542,695	$79,584	$1,463,111	$994,869

	Amortized Cost Before Current Period OTTI	Recognized OTTI	Amortized Cost After OTTI	Fair Value
Year ended December 31, 2011
1st quarter present value of cash flows expected to be less than the amortized cost basis	$350,420	$11,851	$338,569	$224,716
2nd quarter present value of cash flows expected to be less than the amortized cost basis	483,217	23,151	460,066	303,615
3rd quarter present value of cash flows expected to be less than the amortized cost basis	483,427	12,763	470,664	287,099
4th quarter present value of cash flows expected to be less than the amortized cost basis	583,778	29,379	554,399	398,138

Aggregate total	$1,900,842	$77,144	$1,823,698	$1,213,568

57

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	Amortized Cost before Current Period OTTI	Recognized OTTI	Amortized Cost After OTTI	Fair Value
Year ended December 31, 2010
1st quarter present value of cash flows expected to be less than the amortized cost basis	$578,055	$55,253	$522,802	$330,810
2nd quarter present value of cash flows expected to be less than the amortized cost basis	343,146	24,294	318,852	217,741
3rd quarter present value of cash flows expected to be less than the amortized cost basis	648,299	44,545	603,754	489,879
4th quarter present value of cash flows expected to be less than the amortized cost basis	744,823	29,278	715,545	563,667

Aggregate total	$2,314,323	$153,370	$2,160,953	$1,602,097

58

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The following loan-backed and structured securities were held at December 31, 2012, for which an OTTI had been previously recognized:

CUSIP	Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized OTTI	Amortized Cost After OTTI	Fair Value at Time of OTTI	Quarter in which Impairment Occurred
000759BP4	$528	$462	$66	$462	$444	1Q 2012
02146QAB9	60,611	56,967	3,644	56,967	33,420	1Q 2012
02146QAC7	40,173	38,252	1,921	38,252	22,057	1Q 2012
02146QAD5	33,942	30,247	3,695	30,247	19,728	1Q 2012
059515AC0	6,517	6,438	79	6,438	4,024	1Q 2012
05951VAV1	41,630	38,925	2,705	38,925	26,374	1Q 2012
12668RAA6	23,002	21,254	1,748	21,254	12,702	1Q 2012
126694YQ5	13,723	12,191	1,532	12,191	8,717	1Q 2012
225470FJ7	3,832	3,699	133	3,699	3,751	1Q 2012
24763LDE7	709	704	5	704	405	1Q 2012
35729PPZ7	13,403	13,125	278	13,125	1,696	1Q 2012
39539KAF0	4,306	4,288	18	4,288	4,077	1Q 2012
525170CG9	79	77	2	77	60	1Q 2012
525221HE0	2,317	450	1,867	450	482	1Q 2012
550279BA0	21,022	19,197	1,825	19,197	11,768	1Q 2012
65536PAA8	1,183	1,163	20	1,163	548	1Q 2012
75116EAA0	9,762	8,567	1,195	8,567	6,717	1Q 2012
75970JAJ5	4,264	4,213	51	4,213	2,358	1Q 2012
75970QAH3	5,411	5,378	33	5,378	3,183	1Q 2012
75971EAF3	5,208	5,185	23	5,185	3,069	1Q 2012
761118AH1	1,585	1,572	13	1,572	1,465	1Q 2012
761118RM2	2,457	2,162	295	2,162	1,268	1Q 2012
761118VY1	15,858	15,626	232	15,626	8,957	1Q 2012
12669F2J1	5,774	4,810	964	4,810	4,213	1Q 2012
52524YAF0	10,522	10,233	289	10,233	6,177	1Q 2012
75970QAD2	5,352	5,234	118	5,234	3,228	1Q 2012
3622NAAC4	728	667	61	667	436	1Q 2012
36185MAF9	21,978	21,941	37	21,941	18,631	1Q 2012
48123HAA1	1,527	1,418	109	1,418	620	1Q 2012
59020UUA1	297	217	80	217	87	1Q 2012
000759BP4	453	445	8	445	433	2Q 2012
02146QAC7	37,571	36,623	948	36,623	20,350	2Q 2012
02146QAD5	29,299	28,344	955	28,344	18,584	2Q 2012
05530PAA0	1,201	1,001	200	1,001	982	2Q 2012
12668ACG8	14,148	13,355	793	13,355	7,870	2Q 2012
12668RAA6	20,628	20,291	337	20,291	12,334	2Q 2012
126694A32	34,876	32,248	2,628	32,248	18,818	2Q 2012
12669GTS0	29,271	20,769	8,502	20,769	11,964	2Q 2012
225470FJ7	3,591	3,484	107	3,484	3,261	2Q 2012
225492AE7	16,507	16,428	79	16,428	15,362	2Q 2012
35729PPC8	445	371	74	371	211	2Q 2012
3622NAAE0	50,312	49,814	498	49,814	32,341	2Q 2012
36244SAE8	593	587	6	587	468	2Q 2012
41161MAC4	43,057	42,415	642	42,415	27,048	2Q 2012
52522QAM4	81,369	80,241	1,128	80,241	68,269	2Q 2012
61754HAB8	1,777	1,762	15	1,762	921	2Q 2012
65536PAA8	1,151	1,093	58	1,093	520	2Q 2012
74925FAA1	10,781	10,722	59	10,722	10,660	2Q 2012
75970JAJ5	4,115	4,084	31	4,084	2,298	2Q 2012
75970QAH3	5,278	5,245	33	5,245	3,095	2Q 2012
75971EAF3	5,098	5,079	19	5,079	2,914	2Q 2012
759950GY8	9,467	9,320	147	9,320	6,024	2Q 2012

59

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

CUSIP	Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized OTTI	Amortized Cost After OTTI	Fair Value at Time of OTTI	Quarter in which Impairment Occurred
761118RM2	$2,108	$2,077	$31	$2,077	$1,176	2Q 2012
761118VY1	14,969	14,525	444	14,525	8,372	2Q 2012
41161PKD4	2,267	2,251	16	2,251	1,423	2Q 2012
05535DAM6	290	—	290	—	247	2Q 2012
75970QAD2	5,115	4,894	221	4,894	3,090	2Q 2012
3622NAAC4	646	624	22	624	388	2Q 2012
41161XAC0	66,572	62,665	3,907	62,665	41,665	2Q 2012
36185MAF9	20,698	20,550	148	20,550	16,829	2Q 2012
59020UUA1	206	40	166	40	82	2Q 2012
059523AV2	591	482	109	482	497	2Q 2012
759950GZ5	1,000	474	526	474	88	2Q 2012
02146QAB9	54,011	53,056	955	53,056	36,367	3Q 2012
02146QAC7	36,007	34,823	1,184	34,823	23,073	3Q 2012
02146QAD5	27,191	26,877	314	26,877	20,847	3Q 2012
02148AAA4	35,516	35,162	354	35,162	29,720	3Q 2012
02148GAD5	1,500	1,442	58	1,442	971	3Q 2012
02149QAD2	26,041	25,370	671	25,370	19,141	3Q 2012
026936AA2	138,711	126,429	12,282	126,429	84,791	3Q 2012
059515AC0	5,975	5,891	84	5,891	4,025	3Q 2012
126694A32	31,156	30,693	463	30,693	22,046	3Q 2012
126694YJ1	26,410	24,161	2,249	24,161	19,467	3Q 2012
23332UGM0	9,058	8,619	439	8,619	6,519	3Q 2012
3622MAAF8	33	—	33	—	—	3Q 2012
3622NAAE0	47,914	43,590	4,324	43,590	37,070	3Q 2012
41161MAC4	41,081	40,299	782	40,299	27,180	3Q 2012
52108HV84	3,000	2,136	864	2,136	1,061	3Q 2012
65536PAA8	1,061	1,029	32	1,029	607	3Q 2012
759676AJ8	5,976	5,841	135	5,841	3,736	3Q 2012
759950GY8	9,123	9,042	81	9,042	6,008	3Q 2012
83611MMM7	7,497	7,459	38	7,459	747	3Q 2012
41161PKD4	2,168	2,109	59	2,109	1,540	3Q 2012
3622NAAC4	602	549	53	549	450	3Q 2012
12667GCH4	5,244	5,221	23	5,221	3,469	3Q 2012
02149QAD2	24,467	23,966	501	23,966	19,307	4Q 2012
059515AC0	5,691	5,592	99	5,592	4,027	4Q 2012
126694A32	29,181	28,800	381	28,800	23,236	4Q 2012
35729PPC8	353	339	14	339	275	4Q 2012
35729PPZ7	13,075	12,126	949	12,126	523	4Q 2012
46628SAJ2	6,769	6,499	270	6,499	5,926	4Q 2012
52108HV84	2,102	1,837	265	1,837	1,062	4Q 2012
52524YAA1	2,827	2,514	313	2,514	2,124	4Q 2012
61915RCJ3	19,356	19,181	175	19,181	14,371	4Q 2012
759676AJ8	5,724	5,531	193	5,531	3,866	4Q 2012
75970JAJ5	3,887	3,813	74	3,813	2,883	4Q 2012
75970QAH3	5,041	4,995	46	4,995	3,865	4Q 2012
75971EAF3	4,967	4,908	59	4,908	3,430	4Q 2012
86357UAA9	3,219	2,832	387	2,832	—	4Q 2012
86357UBM2	564	494	70	494	—	4Q 2012
86365EAA5	1,648	1,443	205	1,443	—	4Q 2012
86365EAC1	695	609	86	609	—	4Q 2012
86365KAA1	568	498	70	498	—	4Q 2012

60

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

CUSIP	Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized OTTI	Amortized Cost After OTTI	Fair Value at Time of OTTI	Quarter in which Impairment Occurred
36298JAA1	$9,827	$6,747	$3,080	$6,747	$3,553	4Q 2012
75970QAD2	4,669	4,630	39	4,630	3,624	4Q 2012
32113JAE5	1,004	924	80	924	250	4Q 2012
32113JAD7	1,324	1,314	10	1,314	406	4Q 2012
12667GCH4	5,160	5,053	107	5,053	3,589	4Q 2012
759950GZ5	444	—	444	—	66	4Q 2012
759950FJ2	1,710	1,704	6	1,704	404	4Q 2012
000759BP4	636	575	61	575	596	1Q 2011
02146QAB9	70,359	68,745	1,614	68,745	38,728	1Q 2011
02146QAD5	39,209	38,422	787	38,422	23,134	1Q 2011
05951VAV1	50,127	49,693	434	49,693	36,948	1Q 2011
12667GXW8	20,351	20,185	166	20,185	17,916	1Q 2011
12668WAC1	12,000	11,713	287	11,713	6,354	1Q 2011
12669GTS0	43,618	42,859	759	42,859	23,303	1Q 2011
14984WAA8	7,559	7,446	113	7,446	6,053	1Q 2011
45661EAE4	2,499	1,726	773	1,726	1,584	1Q 2011
525221GR2	1,281	935	346	935	823	1Q 2011
525221HE0	3,197	2,782	415	2,782	4,994	1Q 2011
70557RAB6	31,956	31,770	186	31,770	22,910	1Q 2011
75970JAJ5	4,756	4,657	99	4,657	3,022	1Q 2011
75971EAF3	6,002	5,832	170	5,832	3,548	1Q 2011
76110G3H2	2,794	957	1,837	957	1,715	1Q 2011
76110WPD2	2,513	2,396	117	2,396	2,421	1Q 2011
761118VY1	20,054	19,668	386	19,668	10,670	1Q 2011
81379EAD4	3,256	2,091	1,165	2,091	338	1Q 2011
83611XAE4	1,051	333	718	333	280	1Q 2011
86358EZU3	5,921	4,980	941	4,980	2,029	1Q 2011
871928AX5	4,227	3,582	645	3,582	3,582	1Q 2011
749248AG5	14,227	14,034	193	14,034	12,482	1Q 2011
75970QAD2	7,057	6,770	287	6,770	4,870	1Q 2011
045427AE1	1,865	1,490	375	1,490	893	2Q 2011
12638DAA4	86,532	83,834	2,698	83,834	74,622	2Q 2011
12640PAA3	6,639	6,345	294	6,345	6,562	2Q 2011
126670ZN1	21,165	19,024	2,141	19,024	4,055	2Q 2011
12668WAC1	20,241	20,000	241	20,000	10,222	2Q 2011
126694A32	14,807	14,701	106	14,701	8,458	2Q 2011
12669GTS0	41,692	36,985	4,707	36,985	19,529	2Q 2011
225470T94	5,822	5,751	71	5,751	5,035	2Q 2011
22942KCA6	17,023	15,111	1,912	15,111	12,886	2Q 2011
3622NAAE0	56,897	54,879	2,018	54,879	33,811	2Q 2011
36245CAC6	791	737	54	737	220	2Q 2011
41161MAC4	50,636	49,540	1,096	49,540	30,482	2Q 2011
46628SAJ2	8,682	8,522	160	8,522	5,898	2Q 2011
52524MAW9	9,284	8,219	1,065	8,219	4,938	2Q 2011
550279BA0	25,520	24,577	943	24,577	15,391	2Q 2011
61754HAB8	2,086	2,056	30	2,056	1,317	2Q 2011
65536PAA8	1,661	1,630	31	1,630	915	2Q 2011
75970JAJ5	4,580	4,532	48	4,532	2,831	2Q 2011
75970QAH3	6,059	5,852	207	5,852	3,694	2Q 2011
75971EAF3	11,519	11,413	106	11,413	6,260	2Q 2011
76110G3H2	1,601	870	731	870	889	2Q 2011
761118RM2	2,770	2,728	42	2,728	1,567	2Q 2011

61

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

CUSIP	Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized OTTI	Amortized Cost After OTTI	Fair Value at Time of OTTI	Quarter in which Impairment Occurred
761118VY1	$18,605	$17,970	$635	$17,970	$9,203	2Q 2011
81379EAD4	1,740	1,414	326	1,414	97	2Q 2011
83611XAE4	329	118	211	118	157	2Q 2011
86358EZU3	4,946	4,370	576	4,370	689	2Q 2011
93934FHC9	34,880	33,497	1,383	33,497	22,366	2Q 2011
93936NBC6	863	407	456	407	389	2Q 2011
749248AG5	17,308	17,277	31	17,277	15,674	2Q 2011
75970QAD2	6,672	6,218	454	6,218	4,565	2Q 2011
02146QAB9	66,595	63,475	3,120	63,475	35,341	3Q 2011
02146QAD5	36,649	35,735	914	35,735	19,535	3Q 2011
026936AA2	154,988	149,463	5,525	149,463	77,940	3Q 2011
05948KV63	11,652	11,491	161	11,491	9,696	3Q 2011
12638DAA4	54,787	56,934	(2,147)	56,934	51,075	3Q 2011
12666UAC7	18,561	18,558	3	18,558	11,605	3Q 2011
12668WAC1	11,129	11,075	54	11,075	5,017	3Q 2011
126694A32	9,401	9,090	311	9,090	4,986	3Q 2011
12669GTS0	35,892	34,078	1,814	34,078	16,984	3Q 2011
14984WAA8	6,939	6,757	182	6,757	5,293	3Q 2011
225470FJ7	4,294	4,257	37	4,257	3,730	3Q 2011
225470U27	4,713	4,667	46	4,667	3,692	3Q 2011
36244SAE8	672	669	3	669	488	3Q 2011
45661EAE4	1,621	1,190	431	1,190	763	3Q 2011
65536PAA8	1,265	1,232	33	1,232	604	3Q 2011
75970JAJ5	4,448	4,387	61	4,387	2,509	3Q 2011
75970QAH3	5,736	5,668	68	5,668	3,292	3Q 2011
75971EAF3	5,552	5,473	79	5,473	2,623	3Q 2011
761118RM2	2,637	2,568	69	2,568	1,387	3Q 2011
761118VY1	17,391	17,101	290	17,101	8,517	3Q 2011
81379EAD4	1,743	669	1,074	669	66	3Q 2011
92922FZ27	20,331	20,154	177	20,154	18,067	3Q 2011
93936NBC6	323	97	226	97	77	3Q 2011
75970QAD2	6,107	5,878	229	5,878	3,811	3Q 2011
17311QAA8	23,608	21,769	1,839	21,769	21,769	3Q 2011
02146QAC7	33,428	32,478	950	32,478	14,430	4Q 2011
05948KL31	14,784	14,778	6	14,778	11,547	4Q 2011
059494AA2	32,494	31,969	525	31,969	24,787	4Q 2011
12638DAA4	55,461	53,176	2,285	53,176	49,194	4Q 2011
12640PAA3	6,122	5,942	180	5,942	6,115	4Q 2011
12667G5G4	15,321	14,995	326	14,995	14,377	4Q 2011
12668RAA6	24,029	23,537	492	23,537	11,676	4Q 2011
12668WAC1	10,903	10,666	237	10,666	4,723	4Q 2011
126694A32	37,195	36,657	538	36,657	19,337	4Q 2011
12669GTS0	33,195	31,654	1,541	31,654	13,920	4Q 2011
225470FJ7	4,254	3,968	286	3,968	3,712	4Q 2011
225470YD9	44,143	41,031	3,112	41,031	39,881	4Q 2011
32027LAG0	57	1	56	1	—	4Q 2011
35729PPC8	629	478	151	478	235	4Q 2011
3622NAAE0	54,725	53,750	975	53,750	33,707	4Q 2011
41161MAC4	47,897	45,318	2,579	45,318	25,821	4Q 2011
525170CG9	87	84	3	84	66	4Q 2011
52522QAM4	92,552	86,587	5,965	86,587	68,719	4Q 2011
65536PAA8	1,209	1,196	13	1,196	494	4Q 2011

62

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

CUSIP	Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized OTTI	Amortized Cost After OTTI	Fair Value at Time of OTTI	Quarter in which Impairment Occurred
74925FAA1	$12,139	$11,693	$446	$11,693	$11,226	4Q 2011
75970QAH3	5,559	5,520	39	5,520	3,160	4Q 2011
75971EAF3	5,387	5,294	93	5,294	2,461	4Q 2011
761118AH1	25,892	25,531	361	25,531	24,066	4Q 2011
81378KAC3	11,316	5,016	6,300	5,016	6,463	4Q 2011
81379EAD4	655	57	598	57	44	4Q 2011
83611XAE4	107	36	71	36	18	4Q 2011
12669F2J1	6,472	5,885	587	5,885	3,699	4Q 2011
75970QAD2	5,774	5,550	224	5,550	3,679	4Q 2011
48123HAA1	1,991	1,551	440	1,551	580	4Q 2011
000759BP4	788	785	3	785	625	1Q 2010
02148AAA4	51,172	50,652	520	50,652	33,152	1Q 2010
02148YAJ3	8,309	8,128	181	8,128	6,809	1Q 2010
045427AE1	3,371	1,805	1,566	1,805	610	1Q 2010
12640PAA3	9,684	9,480	204	9,480	8,902	1Q 2010
126670ZN1	26,523	21,352	5,171	21,352	3,899	1Q 2010
12667G5G4	20,112	19,900	212	19,900	17,911	1Q 2010
126685DZ6	6,759	6,287	472	6,287	5,438	1Q 2010
225470FJ7	6,264	6,146	118	6,146	5,130	1Q 2010
225470YD9	60,770	59,922	848	59,922	37,312	1Q 2010
22942KCA6	22,560	22,305	255	22,305	16,542	1Q 2010
23245CAF7	256	246	10	246	586	1Q 2010
32027LAG0	110	94	16	94	57	1Q 2010
32028TAF4	171	85	86	85	100	1Q 2010
35729PPZ7	17,077	14,880	2,197	14,880	248	1Q 2010
361856EC7	25,782	25,461	321	25,461	16,478	1Q 2010
3622MAAF8	205	134	71	134	52	1Q 2010
38011AAC8	2,581	2,563	18	2,563	2,023	1Q 2010
43710LAF1	82	8	74	8	34	1Q 2010
45661EAE4	27,998	20,271	7,727	20,271	9,966	1Q 2010
46628SAJ2	10,507	10,154	353	10,154	6,420	1Q 2010
525170CG9	1,722	1,657	65	1,657	1,404	1Q 2010
525221GR2	6,622	3,934	2,688	3,934	1,875	1Q 2010
525221HE0	15,734	11,848	3,886	11,848	4,671	1Q 2010
52524MAW9	10,557	9,991	566	9,991	3,594	1Q 2010
52524YAA1	42,308	42,286	22	42,286	33,282	1Q 2010
655374AA4	2,702	2,353	349	2,353	1,117	1Q 2010
68400DAG9	2,794	1,924	870	1,924	106	1Q 2010
70557RAB6	37,812	32,192	5,620	32,192	18,685	1Q 2010
74925FAA1	17,548	16,761	787	16,761	15,542	1Q 2010
76110WPD2	3,676	3,388	288	3,388	2,855	1Q 2010
76110WQB5	15,198	14,267	931	14,267	12,048	1Q 2010
761118RM2	3,297	3,186	111	3,186	1,587	1Q 2010
761118VY1	28,164	25,601	2,563	25,601	11,604	1Q 2010
81379EAD4	5,191	3,589	1,602	3,589	99	1Q 2010
86357UAA9	23,809	21,484	2,325	21,484	16,973	1Q 2010
86357UBM2	4,156	3,750	406	3,750	3,020	1Q 2010
86358EZU3	8,992	7,205	1,787	7,205	2,672	1Q 2010
86365EAA5	12,138	10,952	1,186	10,952	8,530	1Q 2010
86365EAC1	5,116	4,617	499	4,617	3,718	1Q 2010
86365KAA1	4,184	3,775	409	3,775	2,989	1Q 2010
93935FAA9	5,241	5,003	238	5,003	2,472	1Q 2010

63

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

CUSIP	Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized OTTI	Amortized Cost After OTTI	Fair Value at Time of OTTI	Quarter in which Impairment Occurred
000759BP4	$757	$700	$57	$700	$589	2Q 2010
02148AAA4	48,811	46,735	2,076	46,735	33,688	2Q 2010
02148YAJ3	7,973	7,794	179	7,794	6,567	2Q 2010
05948KL31	18,007	17,283	724	17,283	11,108	2Q 2010
059494AA2	41,693	41,000	693	41,000	31,082	2Q 2010
05953LAH2	1,318	888	430	888	319	2Q 2010
12668VAF6	8,391	8,232	159	8,232	4,535	2Q 2010
225470FJ7	5,503	5,230	273	5,230	4,981	2Q 2010
225470U27	6,062	5,459	603	5,459	4,457	2Q 2010
22942KCA6	21,269	21,106	163	21,106	15,188	2Q 2010
32054YAD5	353	160	193	160	104	2Q 2010
35729PPZ7	14,854	13,466	1,388	13,466	920	2Q 2010
36244SAE8	901	881	20	881	508	2Q 2010
525170CG9	1,584	1,293	291	1,293	1,635	2Q 2010
525221HE0	11,185	6,764	4,421	6,764	5,228	2Q 2010
52522QAM4	121,936	116,652	5,284	116,652	83,155	2Q 2010
65536PAA8	3,451	3,224	227	3,224	2,937	2Q 2010
761118RM2	3,103	3,049	54	3,049	1,563	2Q 2010
86358EZU3	7,161	6,018	1,143	6,018	1,603	2Q 2010
000759BP4	674	657	17	657	572	3Q 2010
02148AAA4	44,694	41,915	2,779	41,915	35,127	3Q 2010
02148YAJ3	7,636	7,630	6	7,630	5,659	3Q 2010
05948KV63	13,694	13,656	38	13,656	12,859	3Q 2010
059494AA2	39,536	39,315	221	39,315	30,326	3Q 2010
05953LAH2	832	708	124	708	304	3Q 2010
12638DAA4	72,351	64,487	7,864	64,487	58,004	3Q 2010
12640PAA3	7,475	7,142	333	7,142	7,293	3Q 2010
12667G5G4	20,892	20,806	86	20,806	20,536	3Q 2010
126685DZ6	5,919	5,602	317	5,602	4,887	3Q 2010
12669GTS0	50,815	47,578	3,237	47,578	25,003	3Q 2010
225470FJ7	5,065	5,060	5	5,060	5,188	3Q 2010
225470T94	6,996	6,650	346	6,650	5,183	3Q 2010
225470YD9	56,415	53,591	2,824	53,591	39,237	3Q 2010
225492AE7	21,757	21,547	210	21,547	18,885	3Q 2010
22942KCA6	20,247	20,203	44	20,203	15,799	3Q 2010
3622EEAA0	29,835	28,729	1,106	28,729	27,151	3Q 2010
36244SAE8	847	820	27	820	542	3Q 2010
38011AAC8	2,513	2,451	62	2,451	1,914	3Q 2010
525170CG9	1,202	1,082	120	1,082	1,185	3Q 2010
52519LAA6	110,126	101,397	8,729	101,397	87,934	3Q 2010
525221HE0	6,238	5,615	623	5,615	4,141	3Q 2010
65536PAA8	1,894	1,747	147	1,747	1,641	3Q 2010
75970JAJ5	5,448	4,933	515	4,933	2,733	3Q 2010
75970QAH3	7,000	6,369	631	6,369	3,783	3Q 2010
761118AH1	31,985	31,648	337	31,648	26,663	3Q 2010
761118VY1	23,715	22,571	1,144	22,571	11,123	3Q 2010
92922FZ27	23,995	23,692	303	23,692	21,808	3Q 2010
939336Q55	604	596	8	596	279	3Q 2010
05535DAM6	476	415	61	415	318	3Q 2010
05953YAG6	1,788	1,788	—	1,788	1,619	4Q 2010
059515AC0	8,952	8,942	10	8,942	5,480	4Q 2010
36245CAC6	2,589	1,121	1,468	1,121	257	4Q 2010

64

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

CUSIP	Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized OTTI	Amortized Cost After OTTI	Fair Value at Time of OTTI	Quarter in which Impairment Occurred
52524YAA1	$3,033	$3,012	$21	$3,012	$2,837	4Q 2010
61754HAB8	2,987	2,790	197	2,790	1,467	4Q 2010
02148YAJ3	7,480	7,334	146	7,334	5,783	4Q 2010
05530PAA0	2,460	2,395	65	2,395	2,046	4Q 2010
059494AA2	37,667	37,657	10	37,657	30,418	4Q 2010
059515AC0	8,939	7,602	1,337	7,602	5,504	4Q 2010
05953LAH2	626	432	194	432	273	4Q 2010
05953YAG6	1,732	1,553	179	1,553	1,575	4Q 2010
12638DAA4	61,724	61,571	153	61,571	56,681	4Q 2010
12667G5G4	8,708	8,607	101	8,607	8,394	4Q 2010
12668RAA6	27,353	25,747	1,606	25,747	16,167	4Q 2010
12669GTS0	46,681	44,524	2,157	44,524	24,463	4Q 2010
14984WAA8	7,942	7,730	212	7,730	6,113	4Q 2010
225470U27	5,279	5,139	140	5,139	4,314	4Q 2010
225470YD9	51,189	50,912	277	50,912	37,621	4Q 2010
22942KCA6	19,399	18,120	1,279	18,120	14,757	4Q 2010
36245CAC6	1,112	833	279	833	258	4Q 2010
36245RAA7	3,756	3,495	261	3,495	2,677	4Q 2010
39539KAF0	10,205	9,957	248	9,957	8,804	4Q 2010
41161MAC4	54,375	52,192	2,183	52,192	33,461	4Q 2010
45661EAE4	8,907	2,644	6,263	2,644	2,517	4Q 2010
52519LAA6	97,842	97,267	575	97,267	84,903	4Q 2010
525221GR2	3,510	1,336	2,174	1,336	1,054	4Q 2010
525221HE0	5,322	3,506	1,816	3,506	3,634	4Q 2010
52522QAM4	106,741	105,722	1,019	105,722	81,409	4Q 2010
52524YAA1	32,722	31,200	1,522	31,200	30,754	4Q 2010
61754HAB8	2,771	2,281	490	2,281	1,448	4Q 2010
74925FAA1	14,656	14,038	618	14,038	13,792	4Q 2010
759676AJ8	6,794	6,391	403	6,391	4,825	4Q 2010
75971EAF3	6,200	6,088	112	6,088	3,542	4Q 2010
761118VY1	21,814	20,938	876	20,938	11,309	4Q 2010
81379EAD4	3,583	3,258	325	3,258	348	4Q 2010
863592AP6	21,292	21,076	216	21,076	19,735	4Q 2010
863592AQ4	9,443	9,303	140	9,303	8,654	4Q 2010
92922FZ27	22,761	22,760	1	22,760	20,920	4Q 2010
939336Q55	576	558	18	558	302	4Q 2010
02148AAA4	56,623	55,412	1,211	55,412	27,639	3Q 2009
02148YAJ3	10,038	9,635	403	9,635	5,095	3Q 2009
045427AE1	5,981	4,341	1,640	4,341	388	3Q 2009
126670ZN1	32,849	28,835	4,014	28,835	2,148	3Q 2009
12668VAF6	14,078	9,775	4,303	9,775	3,695	3Q 2009
225470FJ7	7,621	7,494	127	7,494	4,321	3Q 2009

65

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

CUSIP	Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized OTTI	Amortized Cost After OTTI	Fair Value at Time of OTTI	Quarter in which Impairment Occurred
225470T94	$9,057	$8,721	$336	$8,721	$4,335	3Q 2009
22942KCA6	27,233	25,136	2,097	25,136	14,065	3Q 2009
32027LAG0	156	153	3	153	55	3Q 2009
32028TAF4	214	210	4	210	167	3Q 2009
35729PPC8	3,943	727	3,216	727	169	3Q 2009
3622MAAF8	300	294	6	294	73	3Q 2009
40430FAF9	2,814	591	2,223	591	93	3Q 2009
43710LAF1	152	150	2	150	94	3Q 2009
46628SAJ2	11,798	11,254	544	11,254	4,475	3Q 2009
576435AT8	494	484	10	484	303	3Q 2009
655374AA4	3,374	3,252	122	3,252	1,663	3Q 2009
86358EZU3	20,660	10,929	9,731	10,929	3,505	3Q 2009
939336Q55	725	687	38	687	255	3Q 2009
02148AAA4	55,412	54,674	738	54,674	30,484	3Q 2009
12668VAF6	9,775	9,187	588	9,187	4,470	3Q 2009
225470FJ7	7,370	7,107	263	7,107	4,748	3Q 2009
22942KCA6	25,136	24,544	592	24,544	14,572	3Q 2009
23245CAF7	440	317	123	317	90	3Q 2009
3622MAAF8	294	248	46	248	48	3Q 2009
36244SAE8	1,000	949	51	949	481	3Q 2009
43710LAF1	150	107	43	107	113	3Q 2009
52524MAW9	11,476	11,109	367	11,109	3,902	3Q 2009
68400DAG9	4,806	3,554	1,252	3,554	193	3Q 2009
70557RAB6	41,797	37,940	3,857	37,940	20,360	3Q 2009
86358EZU3	10,929	9,287	1,642	9,287	1,747	3Q 2009
939336Q55	687	680	7	680	260	3Q 2009
059494AA2	45,467	44,726	741	44,726	30,478	4Q 2009
05951VAV1	60,026	59,859	167	59,859	34,196	4Q 2009
05948KV63	15,678	15,283	395	15,283	11,397	4Q 2009
126670ZN1	28,832	26,567	2,265	26,567	3,802	4Q 2009
126685DZ6	8,557	6,962	1,595	6,962	5,593	4Q 2009
23245CAF7	304	267	37	267	214	4Q 2009
12667G5G4	25,000	23,949	1,051	23,949	21,479	4Q 2009
02148AAA4	53,080	52,679	401	52,679	32,386	4Q 2009
02148YAJ3	9,305	8,787	518	8,787	6,122	4Q 2009
045427AE1	4,341	3,378	963	3,378	517	4Q 2009
12640PAA3	11,545	10,987	558	10,987	9,882	4Q 2009
225470FJ7	6,755	6,727	28	6,727	4,955	4Q 2009
32027LAG0	147	116	31	116	46	4Q 2009
32028TAF4	198	182	16	182	125	4Q 2009
38011AAC8	2,961	2,627	334	2,627	1,992	4Q 2009
361856EC7	31,354	26,889	4,465	26,889	14,755	4Q 2009
3622MAAF8	234	218	16	218	55	4Q 2009
43710LAF1	96	91	5	91	80	4Q 2009
52524YAA1	46,921	46,677	244	46,677	35,812	4Q 2009
52524MAW9	10,923	10,743	180	10,743	4,023	4Q 2009
576435AT8	467	397	70	397	284	4Q 2009
655374AA4	3,144	2,723	421	2,723	1,573	4Q 2009
68400DAG9	3,535	2,809	726	2,809	180	4Q 2009
761118VY1	30,381	29,354	1,027	29,354	12,445	4Q 2009
86358EZU3	9,243	9,032	211	9,032	222	4Q 2009
225470T94	8,516	7,425	1,091	7,425	5,324	4Q 2009

66

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

CUSIP	Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized OTTI	Amortized Cost After OTTI	Fair Value at Time of OTTI	Quarter in which Impairment Occurred
225470U27	$7,991	$6,431	$1,560	$6,431	$4,577	4Q 2009
933637AJ9	3,783	3,505	278	3,505	2,574	4Q 2009

The unrealized losses of loan-backed and structured securities where fair value is less than cost or amortized cost for which an OTTI has not been recognized in earnings as of December 31, 2012 and 2011 is as follows:

	Losses 12 Months or More	Losses Less Than 12 Months
Year ended December 31, 2012
The aggregate amount of unrealized losses	$787,684	$4,100
The aggregate related fair value of securities with unrealized losses	3,247,332	245,722

	Losses 12 Months or More	Losses Less Than 12 Months
Year ended December 31, 2011
The aggregate amount of unrealized losses	$1,414,929	$67,845
The aggregate related fair value of securities with unrealized losses	4,176,581	1,125,357

Detail of net investment income (loss) is presented below:

	Year Ended December 31
	2012	2011	2010
Income (loss):
Bonds	$1,905,410	$2,147,304	$2,476,783
Preferred stocks	9,320	9,136	10,296
Common stocks	168,713	48,828	36,266
Mortgage loans on real estate	411,742	469,635	534,467
Real estate	17,328	19,488	20,816
Policy loans	48,012	46,677	50,210
Cash, cash equivalents and short-term investments	7,509	5,010	11,008
Derivatives	197,183	(29,303)	(147,236)
Other invested assets	35,582	6,183	50,078
Other	34,107	11,912	14,525

Gross investment income	2,834,906	2,734,870	3,057,213
Less investment expenses	105,379	119,012	138,042

Net investment income	$2,729,527	$2,615,858	$2,919,171

67

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Proceeds from sales and other disposals (excluding maturities) of bonds and preferred stock and related gross realized capital gains and losses were as follows:

	Year Ended December 31
	2012	2011	2010
Proceeds	$9,180,982	$16,303,347	$23,903,441

Gross realized gains	$292,804	$581,820	$1,624,135
Gross realized losses	(45,003)	(85,014)	(142,953)

Net realized capital gains (losses)	$247,801	$496,806	$1,481,182

The Company had gross realized losses for the years ended December 31, 2012, 2011 and 2010 of $88,836, $127,005 and $192,541, respectively, which relate to losses recognized on other-than-temporary declines in the fair values of bonds and preferred stocks.

Net realized capital gains (losses) on investments are summarized below:

	Realized
	Year Ended December 31
	2012	2011	2010
Bonds	$158,547	$370,867	$1,290,685
Preferred stocks	418	5,557	(75)
Common stocks	(621)	22,701	2,949
Mortgage loans on real estate	13,802	(2,171)	(18,451)
Real estate	7,190	4,287	(235)
Cash, cash equivalents and short-term investments	9	13	12
Derivatives	(508,177)	304,713	(160,155)
Other invested assets	112,293	91,017	124,712

	(216,539)	796,984	1,239,442
Federal income tax effect	(94,705)	(185,043)	(450,184)
Transfer to interest maintenance reserve	(71,282)	(188,405)	(846,096)

Net realized capital gains (losses) on investments	$(382,526)	$423,536	$(56,838)

At December 31, 2012 and 2011, the Company had recorded investments in restructured securities of $8,476 and $10,272, respectively. The capital gains (losses) taken as a direct result of restructures in 2012, 2011 and 2010 were $167, $(4,361) and $16,745, respectively. The Company often has impaired a security prior to the restructure date. These impairments are not included in the calculation of restructure related losses and are accounted for as a realized loss, reducing the cost basis of the security involved.

68

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The changes in net unrealized capital gains and losses on investments, including the changes in net unrealized foreign capital gains and losses, were as follows:

	Change in Unrealized
	Year Ended December 31
	2012	2011	2010
Bonds	$108,175	$(143,599)	$(53,819)
Preferred stocks	3,957	(3,816)	(35)
Common stocks	21,290	(19,959)	22,057
Affiliated entities	(25,164)	461,477	70,914
Mortgage loans on real estate	6,270	(2,196)	1,826
Derivatives	(98,933)	239,967	113,051
Other invested assets	14,749	103,189	25,289

Change in unrealized capital gains/losses, before taxes	30,344	635,063	179,283
Taxes on unrealized capital gains/losses	(20,779)	(57,633)	(17,514)

Change in unrealized capital gains/losses, net of tax	$9,565	$577,430	$161,769

During 2012, the Company issued mortgage loans with a maximum interest rate of 5.40% and a minimum interest rate of 3.44% for commercial loans. The maximum percentage of any one mortgage loan to the value of the underlying real estate originated during the year ending December 31, 2012 at the time of origination was 75%. During 2011, the Company issued mortgage loans with a maximum interest rate of 6.16% and a minimum interest rate of 4.01% for commercial loans. The maximum percentage of any one mortgage loan to the value of the underlying real estate originated during the year ending December 31, 2011 at the time of origination was 70%. During 2012, the Company reduced the interest rate by 1% on two outstanding mortgage loans with statement value of $13,326. During 2011, the Company did not reduce interest rates on any outstanding mortgages. At December 31, 2012 and 2011, there were no loans that were non-income producing for the previous 180 days. There was no accrued interest related to these mortgage loans at December 31, 2012 or 2011. The Company has a mortgage or deed of trust on the property thereby creating a lien which gives it the right to take possession of the property (among other things) if the borrower fails to perform according to the terms of the loan documents. The Company requires all mortgaged properties to carry fire insurance equal to the value of the underlying property. At December 31, 2012 and 2011 there were no taxes, assessments and other amounts advanced and not included in the mortgage loan total.

At December 31, 2012 and 2011, respectively, the Company held $37,459 and $44,738 in impaired loans with related allowance for credit losses of $2,124 and $8,394. There were no impaired mortgage loans held without an allowance for credit losses as of December 31, 2012 and 2011, respectively. The average recorded investment in impaired loans during 2012 and 2011 was $41,959 and $53,714, respectively.

69

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The following table provides a reconciliation of the beginning and ending balances for the allowance for credit losses on mortgage loans:

	Year Ended December 31
	2012	2011	2010
Balance at beginning of period	$8,394	$6,198	$8,024
Additions, net charged to operations	500	6,599	16,645
Recoveries in amounts previously charged off	(6,770)	(4,403)	(18,471)

Balance at end of period	$2,124	$8,394	$6,198

The Company accrues interest income on impaired loans to the extent deemed collectible (delinquent less than 91 days) and the loan continues to perform under its original or restructured contractual terms. Interest income on nonperforming loans generally is recognized on a cash basis. For the years ended December 31, 2012, 2011 and 2010, respectively, the Company recognized $2,879, $3,701 and $8,500 of interest income on impaired loans. Interest income of $2,971, $3,610 and $8,568, respectively, was recognized on a cash basis for the years ended December 31, 2012, 2011 and 2010.

At December 31, 2012 and 2011, the Company held a mortgage loan loss reserve in the AVR of $54,808 and $65,017, respectively.

The Company’s mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

Geographic Distribution			Property Type Distribution
	December 31			December 31
	2012	2011		2012	2011
South Atlantic	25%	25%	Office	27%	28%
Pacific	22	23	Retail	27	23
Middle Atlantic	15	15	Apartment	20	21
Mountain	15	14	Industrial	18	18
E. North Central	9	10	Other	3	4
W. North Central	6	6	Agricultural	3	4
W. South Central	5	3	Medical	2	2
E. South Central	2	2
New England	1	2

70

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

At December 31, 2012, 2011 and 2010, the Company had mortgage loans with a total net admitted asset value of $2,176, $2,416 and $13,125, respectively, which had been restructured in accordance with SSAP No. 36, Troubled Debt Restructuring. There were no realized losses during the years ended December 31, 2012, 2011 and 2010 related to such restructurings. There were no commitments to lend additional funds to debtors owing receivables at December 31, 2012, 2011 or 2010.

During 2012, the Company recorded an impairment of $97 for its investment in Yucaipa Equity Partners, L.P. The impairment was taken because the decline in fair value of the fund was deemed to be other than temporary and a recovery in value from the remaining underlying investments in the fund is not anticipated. The write-down is included in net realized capital gains (losses) within the statements of operations.

During 2011, the Company recorded an impairment of $5,770 for its investment in William Blair Mezzanine Capital Fund III, L.P., an impairment of $8,799 for its investment in Harbour Group Investments IV, L.P. and an impairment of $1,697 for its investment in e-Financial Ventures I, L.P. The impairments were taken because the decline in fair value of the funds was deemed to be other than temporary and a recovery in value from the remaining underlying investments in the funds was not anticipated. These write-downs are included in net realized capital gains (losses) within the statements of operations.

During 2010, the Company recorded an impairment of $3,276 for its investment in Stonington Capital Appreciation 1994 Fund, L.P. and an impairment of $272 for its investment in Yield Strategies Fund I, L.P. The impairments were taken because the decline in fair value of the funds was deemed to be other than temporary and a recovery in value from the remaining underlying investments in the funds was not anticipated. These write-downs are included in net realized capital gains (losses) within the statements of operations.

At December 31, 2012, the Company had ownership interests in fifty LIHTC investments. The remaining years of unexpired tax credits ranged from one to thirteen, and none of the properties were subject to regulatory review. The length of time remaining for holding periods ranged from one to seventeen years. The amount of contingent equity commitments expected to be paid during the years 2013 to 2029 is $23,053. There were no impairment losses, write-downs or reclassifications during the year related to any of these credits.

At December 31, 2011, the Company had ownership interests in sixty-five LIHTC investments. The remaining years of unexpired tax credits ranged from one to eleven, and none of the properties were subject to regulatory review. The length of time remaining for holding periods ranged from one to sixteen years. The amount of contingent equity commitments expected to be paid during the years 2012 to 2026 was $53,963. There were no impairment losses, write-downs or reclassifications during 2011 related to any of these credits.

71

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The following table provides the carrying value of state transferable tax credits gross of any related tax liabilities and total unused transferable tax credits by state and in total as of December 31, 2012 and 2011:

Description of State Transferable and Non-		December 31, 2012
transferable Tax Credits	State	Carrying Value	Unused Amount*
Low-Income Housing Tax Credits	MA	$2,810	$5,060

Total		$2,810	$5,060

Description of State Transferable and Non-		December 31, 2011
transferable Tax Credits	State	Carrying Value	Unused Amount
Low-Income Housing Tax Credits	MA	$4,446	$6,696

Total		$4,446	$6,696

*	The unused amount reflects credits that the Company deems will be realizable in the period from 2013 to 2015.

The Company estimated the utilization of the remaining state transferable tax credits by projecting a future tax liability based on projected premium, tax rates and tax credits and comparing the projected future tax liability to the availability of remaining state transferable tax credits. The Company had no impairment losses related to state transferable tax credits.

On December 31, 2010, the Company sold two real estate related limited liability company interests (Transamerica Pyramid Properties, LLC and Transamerica Realty Properties, LLC) to Monumental Life Insurance Company (MLIC), an affiliate, for a combined sale price of $252,975. The sale price was based predominantly on the valuations of the properties within each of the entities. This transaction resulted in a realized gain of $24,296.

Derivatives

The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets (cash or securities) on the Company’s behalf in an amount equal to the difference between the net positive fair value of the contracts and an agreed upon threshold based on the credit rating of the counterparty. If the net fair value of all contracts with this counterparty is negative, then the Company is required to post similar assets (cash or securities).

72

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

At December 31, 2012 and 2011, the fair value of all derivative contracts, aggregated at a counterparty level, with a positive fair value amounted to $1,962,723 and $2,014,879, respectively.

At December 31, 2012 and 2011, the fair value of all derivative contracts, aggregated at a counterparty level, with a negative fair value amounted to $521,564 and $560,015, respectively.

For the years ended December 31, 2012 and 2011, the Company has recorded $42,816 and $142,076, respectively, for the component of derivative instruments utilized for hedging purposes that did not qualify for hedge accounting. This has been recorded directly to unassigned surplus as an unrealized gain.

The Company did not recognize any unrealized gains or losses during 2012 and 2011 that represented the component of derivative instruments gain or loss that was excluded from the assessment of hedge effectiveness.

The Company did not recognize any income from options contracts for the years ended December 31, 2012, 2011 or 2010.

The maximum term over which the Company is hedging its exposure to the variability of future cash flows is approximately 20 years for forecasted hedge transactions.

At December 31, 2012 and 2011, none of the Company’s cash flow hedges have been discontinued as it was probable that the original forecasted transactions would occur by the end of the originally specified time period documented at inception of the hedging relationship.

As of December 31, 2012 and 2011, the Company has accumulated deferred gains in the amount of $66,410 and $78,051, respectively, related to the termination of swaps that were hedging forecasted transactions. It is expected that these gains will be used as basis adjustments on future asset purchases expected to transpire throughout 2026.

At December 31, 2012 and 2011, the Company had replicated assets with a fair value of $3,571,947 and $2,965,038 and credit default and forward starting interest rate swaps with a fair value of $(143,165) and $(195,744), respectively. For the years ended December 31, 2012 and 2011, the Company recognized $6,989 and $(408), respectively, in capital gains (losses) related to replication transactions. For the year ended December 31, 2010, the Company did not recognize any capital losses related to replication transactions.

73

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

As stated in Note 1, the Company replicates investment grade corporate bonds by writing credit default swaps. As a writer of credit swaps, the Company actively monitors the underlying asset, being careful to note any events (default or similar credit event) that would require the Company to perform on the credit swap. If such events would take place, the Company has recourse provisions from the proceeds of the bankruptcy settlement of the underlying entity or by the sale of the underlying bond. As of December 31, 2012, credit default swaps, used in replicating corporate bonds are as follows:

Deal, Receive (Pay), Underlying	Maturity Date	Maximum Future Payout (Estimate)	Current Fair Value
4200, SWAP, USD 1 / (USD 0), : 912810QK7	12/20/2015	$10,000	$(19)
4201, SWAP, USD 1 / (USD 0), : 912828JR2	12/20/2015	10,000	66
4203, SWAP, USD 1 / (USD 0), : 912810PX0	12/20/2015	10,000	(5)
4208, SWAP, USD 1 / (USD 0), : 912810QK7	12/20/2015	20,000	131
4252, SWAP, USD 1 / (USD 0), : 912803DJ9	12/20/2015	10,000	21
4253, SWAP, USD 1 / (USD 0), : 912803BM4	12/20/2015	20,000	242
4254, SWAP, USD 1 / (USD 0), : 912803DK6	12/20/2015	20,000	(38)
4257, SWAP, USD 1 / (USD 0), : 912803DK6	12/20/2015	20,000	79
4261, SWAP, USD 1 / (USD 0), : 912803CH4	12/20/2015	20,000	74
4262, SWAP, USD 1 / (USD 0), : 912803BJ1	12/20/2015	20,000	(38)
4267, SWAP, USD 1 / (USD 0), : 912803DJ9	12/20/2015	20,000	42
4269, SWAP, USD 1 / (USD 0), : 912803CH4	12/20/2015	20,000	478
4272, SWAP, USD 1 / (USD 0), : 912803DK6	12/20/2015	20,000	281
4280, SWAP, USD 1 / (USD 0), : 912803DJ9	3/20/2016	10,000	167
4281, SWAP, USD 1 / (USD 0), : 912803DM2	3/20/2016	20,000	318
4299, SWAP, USD 1 / (USD 0), : US670346AE56	3/20/2016	10,000	141
4311, SWAP, USD 1 / (USD 0), : US35671DAS45	6/20/2016	20,000	(11)
4347, SWAP, USD 1 / (USD 0), : CDX IG 16	6/20/2016	20,000	220
4479, SWAP, USD 1 / (USD 0), : US731011AN26	3/20/2017	10,000	164
4480, SWAP, USD 1 / (USD 0), : US731011AN26	3/20/2017	10,000	164
4481, SWAP, USD 1 / (USD 0), : US46513EY48	3/20/2017	10,000	(43)
4482, SWAP, USD 1 / (USD 0), : XS0113419690	3/20/2017	10,000	170
4483, SWAP, USD 1 / (USD 0), : XS0203685788	3/20/2017	15,000	334
4484, SWAP, USD 1 / (USD 0), : US50064FAD69	3/20/2017	10,000	214
4485, SWAP, USD 1 / (USD 0), : USY6826RAA06	3/20/2017	10,000	175
4486, SWAP, USD 1 / (USD 0), : US712219AG90	3/20/2017	10,000	223
4487, SWAP, USD 1 / (USD 0), : US168863AS74	3/20/2017	15,000	255
4491, SWAP, USD 1 / (USD 0), : US731011AN26	3/20/2017	15,000	247
4493, SWAP, USD 1 / (USD 0), : XS0113419690	3/20/2017	15,000	255
4494, SWAP, USD 1 / (USD 0), : US50064FAD69	3/20/2017	5,000	107
4500, SWAP, USD 0.25 / (USD 0), : XS0417728325	3/20/2017	15,000	25
4502, SWAP, USD 1 / (USD 0), : XS0203685788	3/20/2017	15,000	334
4504, SWAP, USD 1 / (USD 0), : XS0412694647	3/20/2017	15,000	414
4505, SWAP, USD 1 / (USD 0), : US16886AS74	3/20/2017	10,000	170
4506, SWAP, USD 1 / (USD 0), : JP1200551248	3/20/2017	15,000	239
4507, SWAP, USD 1 / (USD 0), : XS0203685788	3/20/2017	10,000	223
4508, SWAP, USD 1 / (USD 0), : XS0113419690	3/20/2017	15,000	255
4509, SWAP, USD 1 / (USD 0), : US731011AN26	3/20/2017	10,000	164
4510, SWAP, USD 1 / (USD 0), : US50064FAD69	3/20/2017	10,000	214
4511, SWAP, USD 0.25 / (USD 0), : XS0417728325	3/20/2017	10,000	17
4512, SWAP, USD 1 / (USD 0), : US168863AS74	3/20/2017	10,000	170
4513, SWAP, USD 1 / (USD 0), : USY6826RAA06	3/20/2017	5,000	87
4515, SWAP, USD 1 / (USD 0), : XS0412694647	3/20/2017	10,000	276
4520, SWAP, USD 0.25 / (USD 0), : XS0417728325	3/20/2017	20,000	33
4521, SWAP, USD 1 / (USD 0), : US731011AN26	3/20/2017	10,000	164
4522, SWAP, USD 1 / (USD 0), : US50064FAD69	3/20/2017	10,000	214

74

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

4523, SWAP, USD 1 / (USD 0), : XS0203685788	3/20/2017	10,000	223
4524, SWAP, USD 1 / (USD 0), : JP1200551248	3/20/2017	20,000	319
4525, SWAP, USD 1 / (USD 0), : XS0412694647	3/20/2017	10,000	276
4527, SWAP, USD 0.25 / (USD 0), : US317873AY36	3/20/2017	10,000	14
4529, SWAP, USD 1 / (USD 0), : SUS650162AP56	3/20/2017	10,000	267
4530, SWAP, USD 1 / (USD 0), : USY6826RAA06	3/20/2017	10,000	175
4563, SWAP, USD 1 / (USD 0), : US59156RAN89	6/20/2017	25,000	(512)
4564, SWAP, USD 1 / (USD 0), : US475070AD04	6/20/2017	25,000	(715)
4567, SWAP, USD 1 / (USD 0), : US026874AZ07	6/20/2017	25,000	(183)
4570, SWAP, USD 1 / (USD 0), : US026874AZ07	6/20/2017	25,000	(183)
4576, SWAP, USD 1 / (USD 0), : US141781AC86	6/20/2017	10,000	136
4577, SWAP, USD 1 / (USD 0), : US141781AC86	6/20/2017	5,000	68
4589, SWAP, USD 1 / (USD 0), : US42217KAL08	6/20/2017	10,000	(23)
4599, SWAP, USD 1 / (USD 0), : CDX IG 18	6/20/2017	20,000	129
4600, SWAP, USD 1 / (USD 0), : CDX IG 18	6/20/2017	20,000	129
4603, SWAP, USD 1 / (USD 0), : CDX IG 18	6/20/2017	20,000	129
4604, SWAP, USD 1 / (USD 0), : CDX IG 18	6/20/2017	26,000	167
4622, SWAP, USD 1 / (USD 0), : CDX IG 18	6/20/2017	25,000	161
4625, SWAP, USD 5 / (USD 0), : US345370BX76	6/20/2017	25,000	3,334
4631, SWAP, USD 1 / (USD 0), : US105756AL40	6/20/2017	10,000	25
4632, SWAP, USD 1 / (USD 0), : XS0114288789	6/20/2017	10,000	(67)
4633, SWAP, USD 1 / (USD 0), : US715638AP79	6/20/2017	10,000	73
4634, SWAP, USD 1 / (USD 0), : XS0203685788	6/20/2017	10,000	213
4635, SWAP, USD 1 / (USD 0), : XS0412694647	6/20/2017	10,000	275
4636, SWAP, USD 1 / (USD 0), : US731011AN26	6/20/2017	8,000	118
4675, SWAP, USD 1 / (USD 0), : US105756AL40	9/20/2017	5,700	2
4676, SWAP, USD 1 / (USD 0), : XS0114288789	9/20/2017	4,900	(50)
4677, SWAP, USD 1 / (USD 0), : US455780AQ93	9/20/2017	9,500	(77)
4678, SWAP, USD 1 / (USD 0), : US715638AP79	9/20/2017	9,000	49
4680, SWAP, USD 0.25 / (USD 0), : XS0417728325	9/20/2017	7,100	(8)
4684, SWAP, USD 1 / (USD 0), : US836205AJ33	9/20/2017	10,600	(168)
4686, SWAP, USD 1 / (USD 0), : US88322LAA70	9/20/2017	5,100	42
4709, SWAP, USD 1 / (USD 0), : JP1200551248	9/20/2017	4,000	51
4710, SWAP, USD 1 / (USD 0), : XS0114288789	9/20/2017	4,500	(46)
4711, SWAP, USD 0.25 / (USD 0), : XS0417728325	9/20/2017	3,000	(3)
4720, SWAP, USD 1 / (USD 0), : XS0114288789	9/20/2017	10,000	(101)
4721, SWAP, USD 1 / (USD 0), : US91086QAW87	9/20/2017	10,000	52
4724, SWAP, USD 1 / (USD 0), : US836205AJ33	9/20/2017	8,000	(127)
4725, SWAP, USD 1 / (USD 0), : US105756AL40	9/20/2017	8,000	2
4766, SWAP, USD 1 / (USD 0), : 12624KAD8	12/20/2017	15,000	(28)
4767, SWAP, USD 1 / (USD 0), : 46634GAB7	12/20/2017	15,000	49
4768, SWAP, USD 1 / (USD 0), : 92936CAJ8	12/20/2017	15,000	(202)
4769, SWAP, USD 1 / (USD 0), : 175305EEE1	12/20/2017	15,000	173
4770, SWAP, USD 1 / (USD 0), : 36248EAB1	12/20/2017	10,000	(134)
4772, SWAP, USD 1 / (USD 0), : 17305EDT9	12/20/2017	5,000	(61)
4773, SWAP, USD 1 / (USD 0), : 46636DAJ5	12/20/2017	10,000	36
4774, SWAP, USD 1 / (USD 0), : 36249KAC4	12/20/2017	10,000	62

75

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

4775, SWAP, USD 1 / (USD 0), : 17305EEE1	12/20/2017	5,000	66
4790, SWAP, USD 1 / (USD 0), : 617459AD4	12/20/2017	10,000	(535)
4792, SWAP, USD 1 / (USD 0), : 61761DAD4	12/20/2017	10,000	(535)
4797, SWAP, USD 1 / (USD 0), : 36248EAB1	12/20/2017	10,000	(351)
4798, SWAP, USD 1 / (USD 0), : 12624PAE5	12/20/2017	10,000	(195)
4799, SWAP, USD 1 / (USD 0), : 92936YAC5	12/20/2017	15,000	30
4800, SWAP, USD 1 / (USD 0), : 61761DAD4	12/20/2017	5,000	10
4802, SWAP, USD 1 / (USD 0), : 912803DK6	12/20/2017	22,000	44
4804, SWAP, USD 1 / (USD 0), : 912828QN3	12/20/2017	25,000	50
4808, SWAP, USD 1 / (USD 0), : 912828QN3	12/20/2017	27,000	54
4809, SWAP, USD 1 / (USD 0), : 912828QN3	12/20/2017	27,000	54
4811, SWAP, USD 1 / (USD 0), : 912810QV3	12/20/2017	15,000	30
4812, SWAP, USD 1 / (USD 0), : 912803DP5	12/20/2017	22,000	44
4815, SWAP, USD 1 / (USD 0), : 92930RBB7	12/20/2017	12,500	8
4816, SWAP, USD 1 / (USD 0), : 31359MEL3	12/20/2017	20,000	(26)
4817, SWAP, USD 1 / (USD 0), : 912810QH4	12/20/2017	20,000	(141)
4818, SWAP, USD 1 / (USD 0), : 912803DK6	12/20/2017	20,000	(390)
4820, SWAP, USD 1 / (USD 0), : 07401DAD3	12/20/2017	20,000	(514)
4821, SWAP, USD 1 / (USD 0), : 20176AB1	12/20/2017	20,000	1
4822, SWAP, USD 5 / (USD 0), : 912803DS9	12/20/2017	20,000	2,810
4828, SWAP, USD 1 / (USD 0), : 912803DS9	12/20/2017	22,000	44
4829, SWAP, USD 1 / (USD 0), : 912828QN3	12/20/2017	10,000	497
4830, SWAP, USD 1 / (USD 0), : 912828QN3	12/20/2017	10,000	125
4832, SWAP, USD 1 / (USD 0), : 912803DP5	12/20/2017	20,000	40
4833, SWAP, USD 1 / (USD 0), : 912803DM2	12/20/2017	50,000	99
4834, SWAP, USD 1 / (USD 0), : 912803DM2	12/20/2017	20,000	1
4835, SWAP, USD 1 / (USD 0), : 912803DM2	12/20/2017	20,000	(527)
4836, SWAP, USD 1 / (USD 0), : BAE2Z99E1	12/20/2017	25,000	50
4837, SWAP, USD 5 / (USD 0), : BRS0F7YG6	12/20/2017	25,000	3,512
4846, SWAP, USD 1 / (USD 0), : 31359MEL3	12/20/2016	19,000	(37)
4856, SWAP, USD 1 / (USD 0), : 12624QAR4	12/20/2017	12,500	25
4860, SWAP, USD 1 / (USD 0), : 912803DJ9	12/20/2017	25,000	(32)
4861, SWAP, USD 1 / (USD 0), : 912803BF9	12/20/2017	25,000	1
4862, SWAP, USD 1 / (USD 0), : 912803BJ1	12/20/2017	20,000	(141)
4864, SWAP, USD 5 / (USD 0), : 912803DM2	12/20/2017	10,000	1,405
4875, SWAP, USD 1 / (USD 0), : 94987MAB7	12/20/2017	10,000	(97)
50953, SWAP, USD 5 / (USD 0), : 912828PC8	12/20/2017	4,000	283
50956, SWAP, USD 5 / (USD 0), : 912828PC8	12/20/2017	4,000	356
50961, SWAP, USD 5 / (USD 0), : 912828PC8	12/20/2017	4,000	284
50965, SWAP, USD 5 / (USD 0), : 912828PC8	12/20/2017	4,000	364
50966, SWAP, USD 5 / (USD 0), : 912828PC8	12/20/2017	3,500	245
50967, SWAP, USD 5 / (USD 0), : 912828QN3	12/20/2017	500	35

		$1,887,400	$18,511

The Company had no written options for the year ended December 31, 2012. At December 31, 2011, the Company had written options with a fair value of $0 and average fair value for the year of $(32) as these positions were sold during 2011. The Company had no realized gains or losses for the year ended December 31, 2011 related to these options.

76

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

At December 31, 2012, the Company had credit default swaps linked to collateralized debt obligations with a fair value of $0 and average fair value for the year of $(6,356). At December 31, 2011, the Company had credit default swaps linked to collateralized debt obligations with a fair value of $(11,786) and average fair value for the year of $(10,682). The Company recognized losses of $1,929 for the year ended December 31, 2012, while having no realized gains or losses for the years ended December 31, 2011 related to these credit default swaps.

At December 31, 2012 and 2011, the Company’s outstanding financial instruments with on and off balance sheet risks, shown in notional amounts, are summarized as follows:

	Notional Amount
	2012	2011
Interest rate and currency swaps:
Receive floating—pay floating	$1,538,065	$1,592,865
Receive fixed—pay floating	12,433,324	12,082,972
Receive floating—pay fixed	4,490,128	4,052,254
Receive fixed—pay fixed	1,403,729	732,548

The Company recognized net realized gains (losses) from futures contracts in the amount of $(93,808), $147,183 and $(120,396) for the years ended December 31, 2012, 2011 and 2010, respectively.

Open futures contracts at December 31, 2012 and 2011, were as follows:

Long/Short	Number of Contracts	Contract Type	Opening Fair Value	Year-End Fair Value
December 31, 2012
Short	(1,167)	S&P 500 March 2013 Futures	$(414,806)	$(414,314)
Long	6,220	US Ultra Bond March 2013 Futures	1,030,465	1,011,333

Long/Short	Number of Contracts	Contract Type	Opening Fair Value	Year-End Fair Value
December 31, 2011
Short	(2,073)	S&P 500 March 2012 Futures	$(639,474)	$(649,159)
Long	13,040	US Ultra Bond March 2012 Futures	2,055,916	2,085,177

77

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

At December 31, 2012 and 2011, investments with an aggregate carrying value of $39,774,342 and $38,140,830, respectively, were on deposit with regulatory authorities or were restrictively held in bank custodial accounts for the benefit of such regulatory authorities, as required by statute.

6. Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The Company reinsures portions of the risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

Premiums earned reflect the following reinsurance amounts:

	Year Ended December 31
	2012	2011	2010
Direct premiums	$13,426,938	$13,297,032	$10,763,441
Reinsurance assumed—non affiliates	1,751,054	1,710,756	1,652,588
Reinsurance assumed—affiliates	185,147	222,283	427,231
Reinsurance ceded—non affiliates	(3,985,049)	(6,259,014)	(1,042,739)
Reinsurance ceded—affiliates	428,724	892,999	(2,635,402)

Net premiums earned	$11,806,814	$9,864,056	$9,165,119

The Company received reinsurance recoveries in the amount of $3,542,504, $2,756,316 and $2,580,994 during 2012, 2011 and 2010, respectively. At December 31, 2012 and 2011, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $618,208 and $705,476, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2012 and 2011 of $37,141,980 and $40,233,402, respectively.

The net amount of the reduction in surplus at December 31, 2012 and 2011, if all reinsurance agreements were cancelled, is $235,002 and $231,604, respectively.

78

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

During 2012, the Company recaptured various blocks of business that were previously reinsured on various bases to two separate affiliates. The Company received recapture consideration of $63,624, released the associated funds withheld liability of $1,516,317, recaptured life, annuity and claim reserves of $1,628,072, recaptured other assets of $5,428 and released into income from surplus a previously deferred unamortized gain from the original transaction in the amount of $24,215, resulting in a pre-tax loss of $18,488, which has been included in the statement of operations.

Subsequently, the Company ceded a portion of this recaptured business to two separate non-affiliated entities. The Company paid a reinsurance premium of $1,508,278 and a ceding commission of $41,149, released life, annuity and claim reserves of $1,510,206 and released an after-tax IMR liability associated with the block of business in the amount of $90,462, resulting in a net of tax gain on the transaction in the amount of $64,969 (IMR after-tax gain of $90,462, less gross loss on reinsurance of $39,221, taxed at 35%), which has been credited directly to unassigned surplus. This gain will be recognized in income as earnings emerge on the reinsured block of business. During 2012, the Company amortized $3,261 of this deferred gain into earnings on a net of tax basis with a corresponding charge to unassigned surplus.

During 2012, the Company recaptured certain treaties associated with the divestiture of the Transamerica Reinsurance operations that were previously ceded to various non-affiliated entities so they could perform the ultimate novation, for which no net consideration was received. Life and claim reserves recaptured were $70,992 and other assets were recaptured of $67,295, resulting in a pre-tax loss of $3,697, which has been included in the statement of operations.

Subsequent to these recaptures, the Company novated certain unaffiliated treaties that were previously ceded by the Company to various non-affiliated entities, in which consideration paid was $30,509, life and claim reserves released were $153,224, other assets transferred were $72,723 and a previously deferred unamortized gain resulting from the original cession of this business of $19,068 ($12,394 net of tax) was released in to income, resulting in a pre-tax gain of $69,060, which has been included in the statement of operations.

The Company novated third party assumed retrocession agreements that were previously retroceded to a non-affiliate in which no net consideration was exchanged. Life and claim reserves were exchanged in the amount of $129,464 and other assets were exchanged in the amount of $10,748. As a result, there was no net financial impact from these transactions on a pre-tax basis, as assumed and ceded reserves along with other assets exchanged were impacted by equivalent amounts.

79

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

On April 26, 2011, Aegon N.V. announced the disposition of its life reinsurance operations, Transamerica Reinsurance, to SCOR, which was effective August 9, 2011. The life reinsurance business conducted by Transamerica Reinsurance was written through several of Aegon N.V.’s U.S. and international affiliates, all of which remain Aegon N.V. affiliates following the closing, except for Transamerica International Reinsurance Ireland, Limited (TIRI), an Irish reinsurance company. As a result of this transaction, the Company entered into a series of recapture and reinsurance agreements during the second, third and fourth quarters of 2011 which directly resulted in a pre-tax loss of $3,337,294 which was included in the statement of operations, and a net of tax gain of $2,694,506 which has been credited directly to unassigned surplus. These amounts include current year amortization of previously deferred gains, as well as releases of previously deferred gains from unassigned surplus into earnings. Additional information surrounding these transactions is outlined below.

During the second quarter of 2011, the Company recaptured business that was previously reinsured on various bases to affiliates. The Company paid recapture consideration of $320,103, released the associated funds withheld liability of $13,808,943, recaptured reserves of $15,167,234, recaptured other net assets of $26,634 and released a prior deferred gain related to the initial transactions in the amount of $295,083, resulting in a pre-tax loss of $1,356,677, which has been included the statement of operations. The Company amortized $10,044 prior to the recaptures in 2011 and $4,978 in 2010 of the original gain into earnings on a net of tax basis with a corresponding charge to unassigned surplus. Additionally, another affiliate recaptured certain business that had been previously reinsured by the Company on a coinsurance basis. The Company received recapture consideration of $14,200, released assets of $16,678 and released reserves of $16,685, resulting in a pre-tax gain of $14,207, which has been included in the statement of operations.

Subsequently, also effective during the second quarter of 2011, the Company ceded a portion of the recaptured business above to an affiliate on a coinsurance and coinsurance funds withheld bases. The Company received an initial ceding commission of $40,097, established a funds withheld liability of $11,674,680, released reserves of $12,982,528, transferred other net assets of $364,305 and released an after-tax IMR liability in the amount of $146,227, resulting in a net of tax gain on the transactions in the amount of $785,593, which has been credited directly to unassigned surplus. During 2012 and 2011, the Company amortized $30,393 and $27,742, respectively, of this gain into earnings on a net of tax basis with a corresponding charge to unassigned surplus. Also effective during the second quarter of 2011, the Company ceded a portion of the recaptured business above to a non-affiliate on a coinsurance basis. The Company paid an initial reinsurance premium of $1,486,693 and ceding commission of $21,270, released reserves and other liabilities of $1,486,692 and released an after-tax IMR liability associated with the block of business in the amount of $50,453, resulting in a net of tax gain on the transaction in the amount of $36,627, which has been credited directly to unassigned surplus. During 2012 and 2011, the Company amortized $5,140 and $1,888, respectively, of this gain into earnings on a net of tax basis with a corresponding charge to unassigned surplus.

80

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

During the last half of 2011, the Company recaptured business that was associated with the divestiture of the Transamerica Reinsurance operations which was previously retroceded on a coinsurance basis to two affiliates. The Company received recapture consideration of $243,415, recaptured reserves of $2,168,882, recaptured other assets of $72,124 and released a prior deferred gain related to the initial transactions in the amount of $861,479, resulting in a pre-tax loss of $991,864, which has been included in the statement of operations. The Company also recaptured business from a non-affiliate in a similar transaction. The Company paid recapture consideration of $734,171, recaptured reserves of $335,286 and recaptured other net assets of $51,045, resulting in a pre-tax loss of $1,018,412, which has been included in the statement of operations.

Subsequently, during the last half of 2011, the Company ceded business that was associated with the divestiture of the Transamerica Reinsurance operations on a coinsurance basis to a non-affiliate. The Company paid a reinsurance premium of $273,178, received an initial ceding commission of $79,841, released reserves of $3,146,859, transferred other assets in the amount of $76,768 and released an after-tax IMR liability associated with the block of business in the amount of $33,567, resulting in a net of tax gain on the transaction of $1,903,457, which has been credited directly to unassigned surplus. During 2012 and 2011, respectively, the Company amortized $5,669 and $1,541 of the deferred gains related to the divestiture of the Transamerica Reinsurance operations to a non-affiliate into earnings on a net of tax basis with a corresponding charge to unassigned surplus.

During the last half of 2011, the Company recaptured the business that was associated with the divestiture of the Transamerica Reinsurance operations from several Aegon N.V. affiliates. This business was subsequently ceded to SCOR entities and in addition, retrocession reinsurance treaties were executed. The Company assigned certain third party retrocession agreements to SCOR entities as a component of the divestiture of the Transamerica Reinsurance operations and the associated Master Retrocession Agreement. As a result, the unaffiliated retrocession reinsurance treaties were assigned from the Company to a SCOR entity, resulting in this risk being ceded to SCOR and subsequently to the unaffiliated third parties. The reserves and assets associated with these assignments were $80,301, where the counterparty’s net reserves ceded exchanged counterparties with no consideration exchanged, resulting in no net income or surplus impact to the Company.

Effective September 30, 2011, the Company recaptured business previously coinsured to an affiliate. The Company received recapture consideration of $180,000, recaptured reserves of $1,681,459 and released into income a previously deferred unamortized gain resulting from the original transaction in the amount of $710,014, resulting in a pre-tax loss of $791,445, which has been included in the statement of operations. Prior to the recaptures in 2011, the Company amortized $15,593 of the original gain into earnings on a net of tax basis with a corresponding charge to unassigned surplus. Subsequently, the Company reinsured this business, along with

81

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

additional business, to a new affiliate on a coinsurance funds withheld basis. The Company established a funds withheld liability of $165,918 and released reserves of $1,714,045, resulting in a net of tax gain of $1,006,283, which has been credited directly to unassigned surplus. During 2011, the Company amortized $146 into earnings on a net of tax basis with a corresponding charge to unassigned surplus. The Company did not amortize any of this deferred gain into earnings during 2012.

Effective December 31, 2011, the Company recaptured business that was previously reinsured on a coinsurance funds withheld basis to a non-affiliate. The Company released the associated funds withheld liability of $6,689 and recaptured reserves of $13,812, resulting in a pre-tax loss of $7,123 which has been included in the statement of operations. Subsequently, the Company ceded that business, as well as additional in force business written and assumed by the Company and all new policies issued thereafter, on a coinsurance funds withheld basis to an affiliate. The Company established a funds withheld liability of $19,899 and released reserves of $34,659, resulting in a net of tax gain of $9,594, which has been credited directly to unassigned surplus. During 2012, the Company amortized $5,240 into earnings on a net of tax basis with a corresponding charge to unassigned surplus.

Effective December 1, 2011, the Company recaptured a portion of a block of business that was previously reinsured on a coinsurance funds withheld basis to an affiliate. The Company received recapture consideration of $5,885, released the associated funds withheld liability of $2,518,729 and recaptured reserves of $2,511,973, resulting in a pre-tax gain of $12,641, which has been included in the statement of operations. In addition, the Company released into income a previously deferred unamortized gain resulting from the original transaction in the amount of $37,311, which included the recapture of IMR gains in the amount of $46,156 on an after-tax basis. Subsequently, on December 16, 2011, the Company ceded a portion of this business to a non-affiliate on a coinsurance basis. The Company paid a ceding commission of $19,537, transferred other assets in the amount of $2,497,844, released reserves of $2,497,844 and released an after-tax IMR liability associated with the block of business in the amount of $115,729, resulting in a net of tax gain in the amount of $103,030, which has been credited directly to unassigned surplus. During 2012 and 2011, respectively, the Company amortized $17,543 and $309 (net of tax) of this gain into earnings with a corresponding charge to unassigned surplus.

Effective December 16, 2011, the Company reinsured medium term notes to a non-affiliate on a coinsurance basis. The Company paid a ceding commission of $8,000, transferred other assets in the amount of $600,594 and released reserves of the same amount, resulting in a pre-tax loss of $8,000, which has been included in the statement of operations.

82

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Effective December 31, 2010, the Company entered into a reinsurance agreement with an affiliate to assume on a 100% quota share basis a block of variable universal life business on a modified coinsurance basis. Reserves on the block were $1,013,110, with assets backing the block comprised of $853,669 of separate account assets and $159,441 of general account assets. The Company paid consideration of $193,000, resulting in a pre-tax loss of $193,000 which was included in the statement of operations.

During 2010, the Company entered into assumption reinsurance agreements in which the Company ceded group annuity and accident and health policies to an affiliate. Reserves of $71,040 were ceded, net assets in the amount of $83,170 were transferred and $12,118 consideration was paid. This transaction resulted in a net pre-tax loss to the Company of $24,248, which has been reflected in the statement of operations, as this transaction was deemed economic.

During 2010, the Company entered into assumption reinsurance agreements in which the Company assumed term life policies from an affiliate. Life and claim reserves of $56,845 and $8,004, respectively, and other assets of $5,539 were assumed by the Company. The Company received consideration of $5,897. This transaction resulted in a net pre-tax loss to the Company of $53,413, which was reclassified to the balance sheet and presented as goodwill, as this transaction was deemed economic. The goodwill was to be amortized into operations over the period in which the Company benefits economically, not to exceed 10 years. Amortization of goodwill for the year ended December 31, 2010 was $2,651. This business was a component of the business that was moved as a result of the divestiture of the Transamerica Reinsurance operations to SCOR, effective August 9, 2011. As a result, the goodwill associated with this business was fully written off in 2011.

Effective December 31, 2008, the Company ceded certain term life business to an affiliate on a funds withheld basis. Life and claim reserves of $505,004 and $6,874, respectively were released and the Company established other reserves of $28,680. The net of tax gain of $314,079 resulting from this transaction was credited directly to unassigned surplus. During the first quarter of 2010, the Company amortized $6,969, on a net of tax basis of this gain back into earnings. Effective April 1, 2010, the Company recaptured these term life insurance policies from the affiliate. Life and claim reserves of $484,646 and $3,108, respectively, were assumed along with other net assets of $24,933, resulting in a pre-tax loss of $462,821 which was recognized in the statement of operations. With the recapture of this business, the previously deferred gain associated with the original July 1, 2009 cession to the affiliate was released into the statement of operations in the amount of $454,900 ($295,685 after-tax).

Subsequent to the recapture and also effective April 1, 2010, the Company entered into an indemnity reinsurance agreement to cede the same block of term life insurance policies to another affiliate on a coinsurance basis. The Company released life and claim reserves of $484,646 and $3,108, respectively, and other net assets of $24,933, resulting in a net of tax gain of $300,833, which was deferred directly into unassigned surplus. During 2010, the Company

83

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

amortized $11,200 of this gain into earnings on a net of tax basis with a corresponding charge to unassigned surplus. With the recapture of this business during 2011, the remaining unamortized previously deferred gain associated with the original April 1, 2010 cession to the affiliate was released into income from surplus in the amount of $289,633 on a net of tax basis.

The Company entered into an assumption reinsurance agreement with MLIC effective September 30, 2008. The Company was the issuer of a series of corporate-owned life insurance policies issued to LIICA. The assumption reinsurance transaction resulted in the Company novating all liabilities arising under these policies to MLIC. The Company ceded reserves of $138,025 and paid consideration of $125,828. The Company recorded a liability of $12,197 within the remittances line related to this transaction. The Company amortized $1,130, $1,073 and $1,019 of the liability in 2012, 2011 and 2010, respectively.

During 2012, 2011 and 2010, the Company amortized deferred gains from reinsurance transactions occurring prior to 2010 of $28,528, $29,355 and $58,297, respectively, into earnings on a net of tax basis with a corresponding charge to unassigned surplus.

TLB acquired the direct liability to the policyholder through a court order from the Hong Kong Special Administrative Region Court, effective December 31, 2006, for most of the business issued from Transamerica Occidental Life Insurance Company’s (TOLIC) branch in Hong Kong. TOLIC merged in to the Company effective October 1, 2008. TLB also acquired the direct liability to the policyholder through a court order from the High Court of the Republic of Singapore, effective December 31, 2006 for all business issued from TOLIC’s branch in Singapore. The novation of the contracts was approved by the Iowa Insurance Department and all policyholder liabilities were transferred to TLB. All balances assumed by TLB were reflected as direct adjustments to the balance sheet. As the transfer occurred between affiliated companies no gain or loss was recognized, and the difference between the assets transferred and the statutory liabilities assumed in the amount of $78,993 was recorded as goodwill and will be amortized into operations over the life of the business, not to exceed ten years. Goodwill in the amount of $7,767, $8,053 and $8,335 was amortized during 2012, 2011 and 2010, respectively, related to this transaction. TLB is valued on a U.S. statutory basis and includes a deferred gain liability of a similar amount to the goodwill reflected in the financials of the Company.

During 2001, TOLIC novated certain traditional life insurance contracts to TFLIC, an affiliate of the Company, via an assumption reinsurance transaction. Under the terms of this agreement, a significant portion of the future statutory-basis profits from the contracts assumed by TFLIC will be passed through to the Company as an experience rated refund. TOLIC recorded a deferred liability of $14,334 as a result of this transaction, which had been fully amortized at December 31, 2010. The accretion of the deferred liability was $1,433 for 2010.

84

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company reports a reinsurance deposit receivable of $167,223 and $156,620 as of December 31, 2012 and 2011, respectively. In 1996, TOLIC entered into a reinsurance agreement with an unaffiliated company where, for a net consideration of $59,716, TOLIC ceded certain portions of future obligations under single premium annuity contracts originally written by the Company in 1993. Consistent with the requirements of SSAP No. 75, Reinsurance Deposit Accounting, the Company reports the net consideration paid as a deposit. The amount reported is the present value of the future payment streams discounted at the effective yield rate determined at inception.

During 2012, 2011 and 2010, the Company obtained letters of credit of $790,269, $841,411 and $804,032, respectively, for the benefit of affiliated and nonaffiliated companies that have reinsured business to the Company where the ceding company’s state of domicile does not recognize the Company as an authorized reinsurer.

85

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

7. Income Taxes

The net deferred income tax asset at December 31, 2012 and 2011 and the change from the prior year are comprised of the following components:

	December 31, 2012
	Ordinary	Capital	Total
Gross Deferred Tax Assets	$1,112,530	$339,889	$1,452,419
Statutory Valuation Allowance Adjustment	—	—	—

Adjusted Gross Deferred Tax Assets	1,112,530	339,889	1,452,419
Deferred Tax Assets Nonadmitted	349,584	—	349,584

Subtotal (Net Deferred Tax Assets)	762,946	339,889	1,102,835
Deferred Tax Liabilities	320,092	129,770	449,862

Net Admitted Deferred Tax Assets	$442,854	$210,119	$652,973

	December 31, 2011
	Ordinary	Capital	Total
Gross Deferred Tax Assets	$1,195,054	$426,364	$1,621,418
Statutory Valuation Allowance Adjustment	—	—	—

Adjusted Gross Deferred Tax Assets	1,195,054	426,364	1,621,418
Deferred Tax Assets Nonadmitted	412,663	—	412,663

Subtotal (Net Deferred Tax Assets)	782,391	426,364	1,208,755
Deferred Tax Liabilities	329,726	162,421	492,147

Net Admitted Deferred Tax Assets	$452,665	$263,943	$716,608

	Ordinary	Change Capital	Total
Gross Deferred Tax Assets	$(82,524)	$(86,475)	$(168,999)
Statutory Valuation Allowance Adjustment	—	—	—

Adjusted Gross Deferred Tax Assets	(82,524)	(86,475)	(168,999)
Deferred Tax Assets Nonadmitted	(63,079)	—	(63,079)

Subtotal (Net Deferred Tax Assets)	(19,445)	(86,475)	(105,920)
Deferred Tax Liabilities	(9,634)	(32,651)	(42,285)

Net Admitted Deferred Tax Assets	$(9,811)	$(53,824)	$(63,635)

86

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The main components of deferred income tax amounts are as follows:

	Year Ended December 31
	2012	2011	Change
Deferred Tax Assets:
Ordinary:
Discounting of unpaid losses	$2,848	$3,007	$(159)
Policyholder reserves	351,951	455,136	(103,185)
Investments	46,034	89,412	(43,378)
Deferred acquisition costs	505,352	532,831	(27,479)
Compensation and benefits accrual	31,260	24,149	7,111
Receivables—nonadmitted	28,128	23,090	5,038
Tax credit carry-forward	82,421	—	82,421
Assumption reinsurance	16,946	18,968	(2,022)
Corporate Provision	892	2,295	(1,403)
Other (including items <5% of ordinary tax assets)	46,698	46,166	532

Subtotal	1,112,530	1,195,054	(82,524)
Nonadmitted	349,584	412,663	(63,079)

Admitted ordinary deferred tax assets	762,946	782,391	(19,445)
Capital:
Investments	339,889	426,364	(86,475)

Subtotal	339,889	426,364	(86,475)

Admitted deferred tax assets	$1,102,835	$1,208,755	$(105,920)

	Year Ended December 31
	2012	2011	Change
Deferred Tax Liabilities:
Ordinary:
Investments	$103,663	$144,993	$(41,330)
Excess capital to offset ordinary	147,464	104,004	43,460
§807(f) adjustment	52,736	61,737	(9,001)
Separate account adjustments	16,229	17,572	(1,343)
Other (including items <5% of total ordinary tax liabilities)	—	1,420	(1,420)

Subtotal	320,092	329,726	(9,634)
Capital:
Investments	277,234	265,968	11,266
Excess capital to offset ordinary	(147,464)	(104,004)	(43,460)
Other (including items <5% of total capital tax liabilities)	—	457	(457)

Subtotal	129,770	162,421	(32,651)

Deferred tax liabilities	449,862	492,147	(42,285)

Net deferred tax assets/liabilities	$652,973	$716,608	$(63,635)

87

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

As discussed in Note 1, for the year ended December 31, 2012 the Company admits deferred income tax assets pursuant to SSAP No. 101. The amount of admitted adjusted gross deferred income tax assets under each component of SSAP No. 101 is as follows:

	December 31, 2012
	Ordinary	Capital	Total
Admission Calculation Components SSAP No. 101
2(a) Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carrybacks	$116,426	$108,343	$224,769
2(b) Adjusted Gross Deferred Tax Assets Expected to be Realized (Excluding The Amount of Deferred Tax Assets From 2(a) above) After Application of the Threshold Limitation (the Lesser of 2(b)1 and 2(b)2 below)	326,428	101,776	428,204
1. Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date	326,428	101,776	428,204
2. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold	XXX	XXX	717,641
2(c) Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From 2(a) and 2(b) above) Offset by Gross Deferred Tax Liabilities	320,092	129,770	449,862

2(d) Deferred Tax Assets Admitted as the result of application of SSAP No. 101, Total (2(a) + 2(b) + 2(c))	$762,946	$339,889	$1,102,835

	December 31, 2011*
	Ordinary	Capital	Total
Admission Calculation Components SSAP No. 101
2(a) Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carrybacks	$141,807	$154,653	$296,460
2(b) Adjusted Gross Deferred Tax Assets Expected to be Realized (Excluding The Amount of Deferred Tax Assets From 2(a) above) After Application of the Threshold Limitation (the Lesser of 2(b)1 and 2(b)2 below)	310,858	109,291	420,149
1. Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date	310,858	109,291	420,149
2. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold	XXX	XXX	700,221
2(c) Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From 2(a) and 2(b) above) Offset by Gross Deferred Tax Liabilities	329,726	162,420	492,146

2(d) Deferred Tax Assets Admitted as the result of application of SSAP No. 101, Total (2(a) + 2(b) + 2(c))	$782,391	$426,364	$1,208,755

88

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	Ordinary	Change Capital	Total
Admission Calculation Components SSAP No. 101
2(a) Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carrybacks	$(25,381)	$(46,310)	$(71,691)
2(b) Adjusted Gross Deferred Tax Assets Expected to be Realized (Excluding The Amount of Deferred Tax Assets From 2(a) above) After Application of the Threshold Limitation (the Lesser of 2(b)1 and 2(b)2 below)	15,570	(7,515)	8,055
1. Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date	15,570	(7,515)	8,055
2. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold	XXX	XXX	17,420
2(c) Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From 2(a) and 2(b) above) Offset by Gross Deferred Tax Liabilities	(9,634)	(32,650)	(42,284)

2(d) Deferred Tax Assets Admitted as the result of application of SSAP No. 101, Total (2(a) + 2(b) + 2(c))	$(19,445)	$(86,475)	$(105,920)

*	As reported on the statutory balance sheet for the most recently filed statement with the domiciliary state commissioner adjusted in accordance with SSAP No. 10R.

89

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	December 31
	2012	2011
Ratio Percentage Used To Determine Recovery Period and Threshold Limitation Amount	895%	806%

Amount of Adjusted Capital and Surplus Used To Determine Recovery Period and Threshold Limitation in 2(b)2 above	$4,789,621	$4,369,299

The impact of tax planning strategies at December 31, 2012 and 2011 was as follows:

	December 31, 2012
	Ordinary Percent	Capital Percent	Total Percent
Impact of Tax Planning Strategies:
Adjusted Gross DTAs (% of Total Adjusted Gross DTAs)	0%	30%	7%

Net Admitted Adjusted Gross DTAs (% of Total Net Admitted Adjusted Gross DTAs)	38%	48%	41%

	December 31, 2011
	Ordinary Percent	Capital Percent	Total Percent
Impact of Tax Planning Strategies:
Adjusted Gross DTAs (% of Total Adjusted Gross DTAs)	0%	0%	0%

Net Admitted Adjusted Gross DTAs (% of Total Net Admitted Adjusted Gross DTAs)	69%	41%	59%

	Ordinary Percent	Change Capital Percent	Total Percent
Impact of Tax Planning Strategies:
Adjusted Gross DTAs (% of Total Adjusted Gross DTAs)	0%	30%	7%

Net Admitted Adjusted Gross DTAs (% of Total Net Admitted Adjusted Gross DTAs)	-31%	7%	-18%

The Company’s tax planning strategies do not include the use of reinsurance-related tax planning strategies.

90

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Current income taxes incurred consist of the following major components:

	Year Ended December 31
	2012	2011	Change
Current Income Tax
Federal	$(161,806)	$(174,039)	$12,233
Foreign	(698)	(879)	181

Subtotal	(162,504)	(174,918)	12,414

Federal income tax on net capital gains	94,705	185,043	(90,338)

Federal and foreign income taxes incurred	$(67,799)	$10,125	$(77,924)

	Year Ended December 31
	2011	2010	Change
Federal	$(174,039)	$(268,109)	$94,070
Foreign	(879)	(2,119)	1,240

Subtotal	(174,918)	(270,228)	95,310

Federal income tax on net capital gains	185,043	450,184	(265,141)

Federal and foreign income taxes incurred	$10,125	$179,956	$(169,831)

The Company did not report a valuation allowance for deferred income tax assets as of December 31, 2012 or 2011.

91

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company’s current income tax incurred and change in deferred income tax differs from the amount obtained by applying the federal statutory rate of 35% to income before tax as follows:

	Year Ended December 31
	2012	2011	2010
Current income taxes incurred	$(67,799)	$10,125	$179,956
Change in deferred income taxes	105,935	(136,907)	126,689
(without tax on unrealized gains and losses)

Total income tax reported	$38,136	$(126,782)	$306,645

Income before taxes	$795,047	$(2,260,735)	$1,443,732
	35.00%	35.00%	35.00%

Expected income tax expense (benefit) at 35% statutory rate	$278,266	$(791,257)	$505,306
Increase (decrease) in actual tax reported resulting from:
Dividends received deduction	(36,188)	(31,014)	(27,413)
Tax credits	(58,619)	(62,184)	(57,815)
Tax-exempt income	(27)	(276)	(90)
Tax adjustment for IMR	(34,101)	(133,408)	(1,513)
Surplus adjustment for inforce ceded	(14,483)	863,606	(22,522)
Nondeductible expenses	774	8,166	3,213
Deferred tax benefit on other items in surplus	(4,103)	(15,569)	35,989
Provision to return	(13,629)	1,525	(5,730)
Life-owned life insurance	(4,268)	(3,786)	(3,741)
Dividends from certain foreign corporations	546	331	374
Statutory valuation allowance	—	—	(81,188)
Prior period adjustment	(51,467)	(26,684)	(57,775)
Pre-tax income of Single Member Liability Companies (SMLLC’s)	28,889	25,763	32,281
Transfer of basis	—	51,597	—
Intercompany dividends	(55,618)	(11,653)	(11,620)
Partnership permanent adjustment	1,014	2,290	2,402
Other	1,150	(4,229)	(3,513)

Total income tax reported	$38,136	$(126,782)	$306,645

For federal income tax purposes, the Company joins in a consolidated income tax return filing with its parent and other affiliated companies. The method of allocation between the companies is subject to a written tax allocation agreement. Under the terms of the tax allocation agreement, allocations are based on separate income tax return calculations. The Company is entitled to recoup federal income taxes paid in the event the future losses and credits reduce the greater of the Company’s separately computed income tax liability or the consolidated group’s income tax

92

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

liability in the year generated. The Company is also entitled to recoup federal income taxes paid in the event the losses and credits reduce the greater of the Company’s separately computed income tax liability or the consolidated group’s income tax liability in any carryback or carryforward year when so applied. Intercompany income tax balances are settled within thirty days of payment to or filing with the Internal Revenue Service. A tax return has not yet been filed for 2012.

As of December 31, 2012, the Company had an $82,421 tax credit carryforward available for tax purposes. As of December 31, 2011, the Company had no tax credit carryforwards. As of December 31, 2012 and 2011, the Company had no operating loss or capital loss carryforwards available for tax purposes.

The Company incurred income taxes of $24,337, $25,193 and $187,671 during 2012, 2011 and 2010, respectively, which will be available for recoupment in the event of future net losses.

The amount of tax contingencies calculated for the Company as of December 31, 2012 and 2011 is $1,448 and $1,178, respectively. The total amount of tax contingencies that, if recognized, would affect the effective income tax rate is $1,448. The Company classifies interest and penalties related to income taxes as income tax expense. The Company’s interest (benefit) expense related to income taxes for the years ending December 31, 2012, 2011 and 2010 is $1,102, ($3,883) and ($12,048), respectively. The total interest payable balance as of December 31, 2012 and 2011 is $95 and $1,197, respectively. The Company recorded no liability for penalties. It is not anticipated that the total amounts of unrecognized tax benefits will significantly increase within twelve months of the reporting date.

The Company’s federal income tax returns have been examined by the Internal Revenue Service and closing agreements have been executed through 2004. The examination for the years 2005 through 2006 have been completed and resulted in tax return adjustments that are currently undergoing final calculation at appeal. The examination for the years 2007 through 2008 has been completed and resulted in tax return adjustments that are currently being appealed. An examination is already in progress for the years 2009 and 2010. The Company believes that there are adequate defenses against or sufficient provisions established related to any open or contested tax positions.

8. Policy and Contract Attributes

Participating life insurance policies were issued by the Company which entitle policyholders to a share in the earnings of the participating policies, provided that a dividend distribution, which is determined annually based on mortality and persistency experience of the participating policies, is authorized by the Company. Participating insurance constituted approximately 0.06% of ordinary life insurance in force at December 31, 2012 and 2011.

93

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

For the years ended December 31, 2012, 2011 and 2010, premiums for life participating policies were $16,028, $17,183 and $18,274, respectively. The Company accounts for its policyholder dividends based on dividend scales and experience of the policies. The Company paid dividends in the amount of $8,651, $9,496 and $10,074 to policyholders during 2012, 2011 and 2010, respectively, and did not allocate any additional income to such policyholders.

A portion of the Company’s policy reserves and other policyholders’ funds (including separate account liabilities) relates to liabilities established on a variety of the Company’s annuity and deposit fund products. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, is summarized as follows:

	December 31 2012
	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percent
Subject to discretionary withdrawal With fair value adjustment	$1,613,239	$—	$—	$1,613,239	2%
At book value less surrender charge of 5% or more	570,607	—	—	570,607	1
At fair value	83,912	—	40,472,788	40,556,700	51

Total with adjustment or at fair value	2,267,758	—	40,472,788	42,740,546	54
At book value without adjustment (minimal or no charge or adjustment)	21,018,430	83,567	—	21,101,997	27
Not subject to discretionary withdrawal provision	15,474,341	65,241	36,789	15,576,371	19

Total annuity reserves and deposit liabilities	38,760,529	148,808	40,509,577	79,418,914	100%

Less reinsurance ceded	17,304,424	—	—	17,304,424

Net annuity reserves and deposit liabilities	$21,456,105	$148,808	$40,509,577	$62,114,490

94

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	December 31 2011
	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percent
Subject to discretionary withdrawal With fair value adjustment	$1,756,726	$82,332	$—	$1,839,058	2%
At book value less surrender charge of 5% or more	3,561,563	—	—	3,561,563	5
At fair value	77,738	—	33,124,204	33,201,942	44

Total with adjustment or at fair value	5,396,027	82,332	33,124,204	38,602,563	51
At book value without adjustment (minimal or no charge or adjustment)	19,838,059	—	—	19,838,059	26
Not subject to discretionary withdrawal provision	17,057,943	66,860	34,803	17,159,606	23

Total annuity reserves and deposit liabilities	42,292,029	149,192	33,159,007	75,600,228	100%

Less reinsurance ceded	19,243,486	—	—	19,243,486

Net annuity reserves and deposit liabilities	$23,048,543	$149,192	$33,159,007	$56,356,742

Included in the liability for deposit-type contracts at December 31, 2012 and 2011 are $257,327 and $287,687, respectively, of funding agreements issued by an affiliate to special purpose entities in conjunction with non-recourse medium-term note programs. Under these programs, the proceeds from each note series issuance are used to purchase a funding agreement from an affiliated Company which secures that particular series of notes. The funding agreement is reinsured to the Company. In general, the payment terms of the note series match the payment terms of the funding agreement that secures that series. Claims for principal and interest for these funding agreements are afforded equal priority as other policyholders.

At December 31, 2012, the contractual maturities were as follows:

Year	Amount
2013	$—
2014	257,327
2015	—
2016	—
2017	—
Thereafter	—

95

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company’s liability for deposit-type contracts includes GIC’s and funding agreements assumed from MLIC. The liabilities assumed are $1,659,668 and $1,721,235 at December 31, 2012 and 2011, respectively.

Certain separate and variable accounts held by the Company relate to individual variable life insurance policies. The benefits provided on the policies are determined by the performance and/or fair value of the investments held in the separate account. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative. The assets of these separate accounts are carried at fair value. The life insurance policies typically provide a guaranteed minimum death benefit.

Certain separate accounts held by the Company represent funds which are administered for pension plans. The assets consist primarily of fixed maturities and equity securities and are carried at fair value. The Company provides a minimum guaranteed return to policyholders of certain separate accounts. Certain other separate accounts do not have any minimum guarantees and the investment risks associated with fair value changes are borne entirely by the policyholder.

96

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Information regarding the separate accounts of the Company as of and for the years ended December 31, 2012, 2011 and 2010 is as follows:

	Guaranteed Indexed	Nonindexed Guarantee Less Than or Equal to 4%	Nonindexed Guarantee Greater Than 4%	Nonguaranteed Separate Accounts	Total
Premiums, deposits and other considerations for the year ended December 31, 2012	$—	$396	$9,951	$9,341,436	$9,351,783

Reserves for separate accounts as of December 31, 2012 with assets at:
Fair value	$—	$22,152	$43,089	$43,514,998	$43,580,239
Amortized cost	—	632,530	—	—	632,530

Total as of December 31, 2012	$—	$654,682	$43,089	$43,514,998	$44,212,769

Reserves for separate accounts by withdrawal characteristics as of December 31, 2012:
Subject to discretionary withdrawal	$—	$—	$—	$—	$—
With fair value adjustment	—	—	—	—	—
At fair value	—	—	—	43,478,209	43,478,209
At book value without fair value adjustment and with current surrender charge of less than 5%	—	632,530	—	—	632,530

Subtotal	—	632,530	—	43,478,209	44,110,739
Not subject to discretionary withdrawal	—	22,152	43,089	36,789	102,030

Total separate account liabilities at December 31, 2012	$—	$654,682	$43,089	$43,514,998	$44,212,769

97

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	Guaranteed Indexed	Nonindexed Guarantee Less Than or Equal to 4%	Nonindexed Guarantee Greater Than 4%	Nonguaranteed Separate Accounts	Total
Premiums, deposits and other considerations for the year ended December 31, 2011	$—	$226	$9,994	$9,381,447	$9,391,667

Reserves for separate accounts as of December 31, 2011 with assets at:
Fair value	$—	$20,144	$46,716	$38,480,821	$38,547,681
Amortized cost	—	610,951	—	—	610,951

Total as of December 31, 2011	$—	$631,095	$46,716	$38,480,821	$39,158,632

Reserves for separate accounts by withdrawal characteristics as of December 31, 2011:
Subject to discretionary withdrawal	$—	$—	$—	$—	$—
With fair value adjustment	—	82,332	—	—	82,332
At fair value	—	—	—	38,446,018	38,446,018
At book value without fair value adjustment and with current surrender charge of less than 5%	—	528,619	—	—	528,619

Subtotal	—	610,951	—	38,446,018	39,056,969
Not subject to discretionary withdrawal	—	20,144	46,716	34,803	101,663

Total separate account liabilities at December 31, 2011	$—	$631,095	$46,716	$38,480,821	$39,158,632

98

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	Guaranteed Indexed	Nonindexed Guarantee Less Than or Equal to 4%	Nonindexed Guarantee Greater Than 4%	Nonguaranteed Separate Accounts	Total
Premiums, deposits and other considerations for the year ended December 31, 2010	$—	$14,373	$12,735	$6,368,599	$6,395,707

Reserves for separate accounts as of December 31, 2010 with assets at:
Fair value	$—	$18,416	$45,818	$35,632,948	$35,697,182
Amortized cost	—	589,789	—	—	589,789

Total as of December 31, 2010	$—	$608,205	$45,818	$35,632,948	$36,286,971

Reserves for separate accounts by withdrawal characteristics as of December 31, 2010:
Subject to discretionary withdrawal	$—	$—	$—	$—	$—
With fair value adjustment	—	80,801	—	—	80,801
At fair value	—	—	—	35,595,332	35,595,332
At book value without fair value adjustment and with current surrender charge of less than 5%	—	508,989	—	—	508,989

Subtotal	—	589,790	—	35,595,332	36,185,122
Not subject to discretionary withdrawal	—	18,415	45,818	37,616	101,849

Total separate account liabilities at December 31, 2010	$—	$608,205	$45,818	$35,632,948	$36,286,971

99

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

A reconciliation of the amounts transferred to and from the Company’s separate accounts is presented below:

	Year Ended December 31
	2012	2011	2010
Transfer as reported in the summary of operations of the separate accounts statement:
Transfers to separate accounts	$9,341,436	$9,383,003	$6,369,429
Transfers from separate accounts	(7,125,237)	(4,988,224)	(4,622,672)

Net transfers to separate accounts	2,216,199	4,394,779	1,746,757
Miscellaneous reconciling adjustments	817,767	772,389	154,773

Net transfers as reported in the statements of operations of the life, accident and health annual statement	$3,033,966	$5,167,168	$1,901,530

The legal insulation of separate account assets prevents such assets from being generally available to satisfy claims resulting from the general account. At December 31, 2012 and 2011, the Company’s separate account statement included legally insulated assets of $48,683,536 and $41,472,571, respectively. The assets legally insulated from general account claims at December 31, 2012 and 2011 are attributed to the following products:

	2012	2011
Group annuities	$17,051,144	$13,431,208
Variable annuities	25,509,279	21,175,176
Fixed universal life	610,585	593,065
Variable universal life	5,232,516	6,019,780
Variable life	171,104	158,187
Modified separate accounts	108,908	95,155

Total separate account assets	$48,683,536	$41,472,571

Some separate account liabilities are guaranteed by the general account. In accordance with the guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the general account. As of December 31, 2012 and 2011, the general account of the Company had a maximum guarantee for separate account liabilities of $2,158,788 and $2,870,835, respectively. To compensate the general account for the risk taken, the separate account paid risk charges of $180,634, $124,027 and $107,662 to the general account in 2012, 2011 and 2010, respectively. During the years ended December 31, 2012, 2011 and 2010, the general account of the Company had paid $61,745, $28,556 and $76,405, respectively, toward separate account guarantees.

100

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

At December 31, 2012 and 2011, the Company reported guaranteed separate account assets at amortized cost in the amount of $619,780 and $616,365, respectively, based upon the prescribed practice granted by the State of Iowa as described in Note 2. These assets had a fair value of $693,462 and $658,928 at December 31, 2012 and 2011, respectively, which would have resulted in an unrealized gain of $73,682 and $42,563, respectively, had these assets been reported at fair value.

The Company does not participate in securities lending transactions within the separate account.

For variable annuities with guaranteed living benefits and variable annuities with minimum guaranteed death benefits the Company complies with Actuarial Guideline XLIII (AG 43), which replaces Actuarial Guidelines 34 and 39. AG 43 specifies statutory reserve requirements for variable annuity contracts with benefit guarantees (VACARVM) and without benefit guarantees and related products. The AG 43 reserve calculation includes variable annuity products issued after January 1, 1981. Examples of covered guaranteed benefits include guaranteed minimum accumulation benefits, return of premium death benefits, guaranteed minimum income benefits, guaranteed minimum withdrawal benefits and guaranteed payout annuity floors. The aggregate reserve for contracts falling within the scope of AG 43 is equal to the conditional tail expectation (CTE) Amount, but not less than the standard scenario amount (SSA).

To determine the CTE Amount, the Company used 1,000 of the pre-packaged scenarios developed by the American Academy of Actuaries (AAA) produced in October 2005 and prudent estimate assumptions based on Company experience. The SSA was determined using the assumptions and methodology prescribed in AG 43 for determining the SSA.

101

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

At December 31, 2012 and 2011, the Company had variable and separate account annuities with minimum guaranteed benefits as follows:

Benefit and Type of Risk	Subjected Account Value	Amount of Reserve Held	Reinsurance Reserve Credit
December 31, 2012
Minimum guaranteed death benefit	$8,547,006	$531,351	$485,123
Minimum guaranteed income benefit	5,385,861	2,335,881	1,909,075
Guaranteed premium accumulation fund	188,099	17,064	—
Minimum guaranteed withdrawal benefit	16,521,109	33,780	1,757
December 31, 2011
Minimum guaranteed death benefit	$8,216,929	$699,903	$620,534
Minimum guaranteed income benefit	5,564,562	2,886,163	2,364,909
Guaranteed premium accumulation fund	151,702	13,223	—
Minimum guaranteed withdrawal benefit	12,501,566	43,089	3,445

Reserves on the Company’s traditional life insurance products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy’s paid-through date to the policy’s next anniversary date. At December 31, 2012 and 2011, the gross premium and loading amounts related to these assets (which are reported as premiums deferred and uncollected), are as follows:

	Gross	Loading	Net
December 31, 2012
Life and annuity:
Ordinary first-year business	$3,434	$1,678	$1,756
Ordinary renewal business	559,469	3,741	555,728
Group life business	4,716	2,760	1,956
Credit life business	1,322	—	1,322
Reinsurance ceded	(458,956)	—	(458,956)

	109,985	8,179	101,806
Accident and health	23,485	—	23,485

	$133,470	$8,179	$125,291

102

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	Gross	Loading	Net
December 31, 2011
Life and annuity:
Ordinary first-year business	$5,227	$244	$4,983
Ordinary renewal business	586,196	4,737	581,459
Group life business	17,545	2,251	15,294
Credit life business	1,175	—	1,175
Reinsurance ceded	(492,439)	—	(492,439)

	117,704	7,232	110,472
Accident and health	20,711	—	20,711

	$138,415	$7,232	$131,183

The Company anticipates investment income as a factor in the premium deficiency calculation, in accordance with SSAP No. 54, Individual and Group Accident and Health Contracts. As of December 31, 2012 and 2011, the Company had insurance in force aggregating $95,138,990 and $119,164,169, respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the Insurance Division, Department of Commerce, of the State of Iowa. The Company established policy reserves of $676,461 and $817,479 to cover these deficiencies as of December 31, 2012 and 2011, respectively.

For indeterminate premium products, a full schedule of current and anticipated premium rates is developed at the point of issue. Premium rate adjustments are considered when anticipated future experience foretells deviations from the original profit standards. The source of deviation (mortality, persistency, expense, etc.) is an important consideration in the re-rating decision as well as the potential effect of a rate change on the future experience of the existing block of business.

9. Capital and Surplus

The Company is subject to limitations, imposed by the State of Iowa, on the payment of dividends to its shareholders. Generally, dividends during any twelve-month period may not be paid, without prior regulatory approval, in excess of the greater of (a) 10 percent of the Company’s statutory surplus as of the preceding December 31, or (b) the Company’s statutory gain from operations before net realized capital gains (losses) on investments for the preceding year. Subject to the availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2013, without the prior approval of insurance regulatory authorities, is $1,174,090.

103

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company paid an ordinary common stock dividend of $159,410 to its common stock shareholder, Transamerica International Holdings, Inc. on December 21, 2012. The Company paid ordinary preferred stock dividends of $103,910 and $36,680 to its preferred stock shareholders, Transamerica Corporation and Aegon USA, LLC, respectively, on December 21, 2012.

The Company received common stock dividends of $150,000 on October 9, 2012 and $5,000 on June 1, 2012, from its subsidiaries, TLB and Garnet Assurance Corporation III, respectively.

The Company received a return of capital of $59 from its subsidiary, Life Investors Alliance, on September 30, 2011. The Company made an initial capital contribution of $255,000 to its subsidiary, TRRI, on September 27, 2011. This amount consisted of a $252,500 cash capital contribution and $2,500 in consideration for TRRI’s stock.

The Company received a capital contribution of $200,000 from its parent company, Transamerica International Holdings, Inc., on May 27, 2011.

The Company did not pay any dividends in 2011. The Company paid a common stock dividend of $1,260,830 to its common stock shareholder, TIHI, on December 23, 2010. The Company paid preferred stock dividends of $36,260 and $102,910 to its preferred stock shareholders, Aegon and Transamerica, respectively, on December 23, 2010.

The Company received preferred and common stock dividends of $430 and $37,370, respectively, from TFLIC on December 21, 2011.

Life and health insurance companies are subject to certain RBC requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life or health insurance company is to be determined based on the various risk factors related to it. At December 31, 2012, the Company meets the minimum RBC requirements.

On September 30, 2002, LIICA, which merged in to the Company effective October 2, 2008, received $150,000 from Aegon in exchange for surplus notes. These notes are due 20 years from the date of issuance at an interest rate of 6%, and are subordinate and junior in right of payment to all obligations and liabilities of the Company. In the event of liquidation of the Company, the holders of the issued and outstanding preferred stock shall be entitled to priority only with respect to accumulated but unpaid dividends before the holder of the surplus notes and full payment of the surplus notes shall be made before the holders of common stock become entitled to any distribution of the remaining assets of the Company. The Company received approval from the Insurance Division, Department of Commerce, of the State of Iowa prior to paying quarterly interest payments.

104

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Additional information related to the outstanding surplus notes at December 31, 2012 and 2011 is as follows:

For Year Ending	Balance Outstanding	Interest Paid Current Year	Cumulative Interest Paid	Accrued Interest
2012	$150,000	$9,000	$90,000	$2,250
2011	$150,000	$9,000	$81,000	$2,250

10. Securities Lending

The Company participates in an agent-managed securities lending program. The Company receives collateral equal to 102% of the fair value of the loaned domestic securities as of the transaction date. If the fair value of the collateral is at any time less than 102% of the fair value of the loaned securities, the counterparty is mandated to deliver additional collateral, the fair value of which, together with the collateral already held in connection with the lending transaction, is at least equal to 102% of the fair value of the loaned government or other domestic securities. In the event the Company loans a foreign security and the denomination of the currency of the collateral is other than the denomination of the currency of the loaned foreign security, the Company receives and maintains collateral equal to 105% of the fair value of the loaned security.

At December 31, 2012 and 2011, respectively, securities in the amount of $2,064,426 and $3,425,216 were on loan under securities lending agreements as a part of this program. At December 31, 2012, the collateral the Company received from securities lending activities was in the form of cash and on open terms. This cash collateral is reinvested and is not available for general corporate purposes. The reinvested cash collateral has a fair value of $2,159,184 and $3,517,849 at December 31, 2012 and 2011, respectively.

105

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The contractual maturities of the securities lending collateral positions are as follows:

Fair Value
Open	$2,142,404
30 days or less	—
31 to 60 days	—
61 to 90 days	—
Greater than 90 days	—

Total	2,142,404
Securities received	—

Total collateral received	$2,142,404

The Company receives primarily cash collateral in an amount in excess of the fair value of the securities lent. The Company reinvests the cash collateral into higher yielding securities than the securities which the Company has lent to other entities under the arrangement.

The maturity dates of the reinvested securities lending collateral are as follows:

	Amortized Cost	Fair Value
Open	$191,636	$191,636
30 days or less	820,819	820,815
31 to 60 days	762,167	762,167
61 to 90 days	257,173	257,173
91 to 120 days	97,568	97,568
1 to 2 years	17,117	17,133
2 to 3 years	13,738	12,692

Total	2,160,218	2,159,184
Securities received	—	—

Total collateral reinvested	$2,160,218	$2,159,184

For securities lending, the Company’s sources of cash that it uses to return the cash collateral is dependent upon the liquidity of the current market conditions. Under current conditions, the Company has securities with a par value of $2,160,580 (fair value of $2,159,184) that are currently tradable securities that could be sold and used to pay for the $2,142,404 in collateral calls that could come due under a worst-case scenario.

106

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

11. Retirement and Compensation Plans

The Company’s employees participate in a qualified benefit pension plan sponsored by Aegon. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from Aegon. The pension expense is allocated among the participating companies based on International Accounting Standards 19 (IAS 19), Accounting for Employee Benefits, and based upon actuarial participant benefit calculations. The benefits are based on years of service and the employee’s eligible annual compensation. Pension expenses were $23,983, $20,647 and $18,324 for the years ended December 31, 2012, 2011 and 2010, respectively. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974.

The Company’s employees participate in a contributory defined contribution plan sponsored by Aegon, which is qualified under Section 401(k) of the Internal Revenue Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to twenty-five percent of their salary to the plan. The Company will match an amount up to three percent of the participant’s salary. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974. Expense related to this plan was $11,501, $10,237 and $10,390 for the years ended December 31, 2012, 2011 and 2010, respectively.

Aegon sponsors supplemental retirement plans to provide the Company’s senior management with benefits in excess of normal pension benefits. The Company has no legal obligation for the plan. The plans are noncontributory and benefits are based on years of service and the employee’s eligible annual compensation. The plans are unfunded and nonqualified under the Internal Revenue Service Code. In addition, Aegon has established incentive deferred compensation plans for certain key employees of the Company. The Company’s allocation of expense for these plans for each of the years ended December 31, 2012, 2011 and 2010 was negligible. Aegon also sponsors an employee stock option plan/stock appreciation rights for employees of the Company and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been funded as deemed appropriate by management of Aegon and the Company.

In addition to pension benefits, the Company participates in plans sponsored by Aegon that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. The Company has no legal obligation for the plan. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans are allocated among the participating companies based on IAS 19 and based upon actuarial participant benefit calculations. The Company expensed $7,018, $3,951 and $4,609 related to these plans for the years ended December 31, 2012, 2011 and 2010, respectively.

107

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

12. Related Party Transactions

The Company shares certain officers, employees and general expenses with affiliated companies.

The Company is party to a common cost allocation service agreement between Aegon companies, in which various affiliated companies may perform specified administrative functions in connection with the operation of the Company, in consideration of reimbursement of actual costs of services rendered. The Company is also party to two additional service agreements with Transamerica Advisors Life Insurance Company of New York (TALICNY) and TFLIC, in which the Company provides services, including accounting, data processing and other professional services, in consideration of reimbursement of the actual costs of services rendered. The Company is also a party to a Management and Administrative and Advisory agreement with Aegon USA Realty Advisors, Inc. whereby the advisor serves as the administrator and advisor for the Company’s mortgage loan operations. Aegon USA Investment Management, LLC acts as a discretionary investment manager under an Investment Management Agreement with the Company. The net amount received by the Company as a result of being a party to these agreements was $209,527, $75,124 and $46,373 during 2012, 2011 and 2010, respectively. Fees charged between affiliates approximate their cost. The Company has an administration service agreement with Transamerica Asset Management, Inc. to provide administrative services to the Aegon/Transamerica Series Trust. The Company received $74,457, $60,237 and $51,177 for these services during 2012, 2011 and 2010, respectively.

Transamerica Capital, Inc. provides wholesaling distribution services for the Company under a distribution agreement. The Company incurred expenses under this agreement of $70,768, $79,375 and $67,790 for the years ended December 31, 2012, 2011 and 2010, respectively.

At December 31, 2012 and 2011, respectively, the Company reported a net amount of receivables (payables) from (to) affiliates of $44,001 and $(88,949). Terms of settlement require that these amounts be settled within 90 days. Receivables from and payables to affiliates bear interest at the thirty-day commercial paper rate.

108

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

At December 31, 2012, the Company had short-term intercompany notes receivable of $411,200 as follows. In accordance with SSAP No. 25, Accounting for and Disclosures about Transactions with Affiliates and Other Related Parties, these notes are reported as short-term investments.

Receivable from	Amount	Due By	Interest Rate
AEGON	$20,900	August 30, 2013	0.12%
AEGON	200,000	September 4, 2013	0.12
AEGON	22,800	September 24, 2013	0.12
AEGON	62,400	September 25, 2013	0.12
AEGON	32,500	October 25, 2013	0.12
AEGON	72,600	October 26, 2013	0.12

At December 31, 2011, the Company had short-term intercompany notes receivable of $185,100 as follows. This note was repaid prior to its due date.

Receivable from	Amount	Due By	Interest Rate
AEGON	$185,100	December 28, 2012	0.12%

During 2012, 2011 and 2010, the Company paid net interest of $112, $252 and $142, respectively, to affiliates.

During 1998, the Company issued life insurance policies to two affiliated companies, covering the lives of certain employees of those affiliates. Aggregate reserves for policies and contracts related to these policies are $152,524 and $148,230 at December 31, 2012 and 2011, respectively.

In prior years, the Company purchased life insurance policies covering the lives of certain employees of the Company from an affiliate. At December 31, 2012 and 2011, the cash surrender value of these policies was $156,981 and $153,701, respectively.

13. Commitments and Contingencies

At December 31, 2012 and 2011, the Company has mortgage loan commitments of $29,562 and $65,654, respectively. The Company has contingent commitments for $245,514 and $384,572 as of December 31, 2012 and 2011, respectively, to provide additional funding for various joint ventures, partnerships, and limited liability companies, which includes LIHTC commitments of $23,053 and $53,963, respectively.

109

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

At December 31, 2012, the Company has private placement commitments outstanding of $9,979. There were no private placement commitments outstanding as of December 31, 2011.

There were no securities being acquired on a “to be announced” (TBA) basis as of December 31, 2012. At December 31, 2011, the net amount of securities being acquired on a TBA basis was $10,206.

The Company may pledge assets as collateral for derivative transactions. At December 31, 2012 and 2011, the Company has pledged invested assets with a carrying value of $68,410 and $161,542, respectively, and fair value of $76,776 and $184,431, respectively, in conjunction with these transactions.

Cash collateral received from derivative counterparties as well as the obligation to return the collateral is recorded on the Company’s balance sheet. The amount of cash collateral posted as of December 31, 2012 and 2011, respectively, was $971,255 and $1,094,873. In addition, securities in the amount of $619,879 and $382,069 were also posted to the Company as of December 31, 2012 and 2011, respectively, which were not included on the balance sheet of the Company as the Company does not have the ability to sell or repledge the collateral.

The Company may pledge assets as collateral for transactions involving funding agreements. At December 31, 2012 and 2011, the Company has pledged invested assets with a carrying amount of $95,275 and $138,841, respectively, and fair value of $97,707 and $138,667, respectively, in conjunction with these transactions.

The Company has provided back-stop guarantees for the performance of non-insurance affiliates or subsidiaries that are involved in the guaranteed sale of investments in low-income housing tax credit partnerships. The nature of the obligation is to provide third party investors with a minimum guaranteed annual and cumulative return on their contributed capital which is based on tax credits and tax losses generated from the low income housing tax credit partnerships. Guarantee payments arise if low income housing tax credit partnerships experience unexpected significant decreases in tax credits and tax losses or there are compliance issues with the partnerships. A significant portion of the remaining term of the guarantees is between 13-21 years. The Company did not recognize a liability for the low income housing tax credit guarantees due to the adoption of SSAP No. 5R at December 31, 2012 or 2011, as the maximum potential amount of future payments the Company could be required to make is immaterial to the Company’s financial results. In the event the Company is required to make a payment under this guarantee, the payment would be reflected in the Company’s financial statements as a decrease in net investment income. The maximum potential amount of future payments (undiscounted) that the Company could be required to make under these guarantees was $245 and $309 at December 31, 2012 and 2011, respectively. No payments are required as of December 31, 2012. The current assessment of risk of making payments under these guarantees is remote.

110

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company has guaranteed to the Monetary Authority of Singapore (MAS) that it will provide adequate funds to make up for any liquidity shortfall in its wholly-owned foreign life insurance subsidiary, TLB (Singapore Branch), and continue to meet, pay and settle all present and future obligations of TLB. As of December 31, 2012, there is no payment or performance risk because TLB has adequate liquidity as of this date.

The Company has guaranteed to the Hong Kong Insurance Authority that it will provide the financial support to TLB for maintaining TLB’s solvency at all times so as to enable TLB to promptly meet its obligations and liabilities. If at any time the value of TLB’s assets do not exceed its liabilities by the prevailing acceptable level of solvency, the Company will increase the paid up share capital of TLB or provide financial assistance to TLB to maintain the acceptable level of solvency, defined as net assets at one hundred and fifty percent of the required margin of solvency as stipulated under the Insurance Companies (Margin of Solvency) Regulation. As of December 31, 2012, there is no payment or performance risk because TLB is able to meet its obligations and has assets in excess of its liabilities by the prevailing level of solvency as of this date.

The Company has guaranteed that TLB will (1) maintain tangible net worth of at least equal to the greater of 165% of Standard & Poor’s (S&P) Risk-Based Capital and the minimum required by regulatory authorities in all jurisdictions in which TLB operates, (2) have, at all times, sufficient cash to pay all contractual obligations in a timely manner and (3) have a maximum operating leverage ratio of 20 times. TLIC can terminate this agreement upon thirty days written notice, but not until TLB attains a rating from S&P the same as without the support from this agreement, or the entire book of TLB business is transferred provided that it is transferred to an entity with a rating from S&P that is the same as or better than TLIC’s then current rating or AA, whichever is lower. As of December 31, 2012, there is no payment or performance risk because TLB has adequate tangible net worth, sufficient cash to meet its obligations and an operating leverage ratio not in excess of 20 times as of this date.

The Company is not able to estimate the financial statement impact or the maximum potential amount of future payments it could be required to make under these three guarantees as they are considered to be unlimited under the provisions of SSAP No. 5R.

The Company has provided a guarantee to TLB’s (Singapore Branch) policyholders. If TLB fails to pay a valid claim solely by reason of it becoming insolvent as defined by Bermuda law, then the Company shall pay directly to the policy owner or named beneficiary the amount of the valid claim. At December 31, 2012 and 2011, TLB holds related statutory-basis policy and claim reserves of $384,529 and $267,940, respectively, which would be the maximum potential amount of future payments the Company could be required to make under this guarantee. In the event the Company is required to make a payment under this guarantee, the payment would be reflected in the Company’s financial statements as an increase to incurred claims. As of December 31, 2012, there is no payment or performance risk because TLB is not insolvent as of this date.

111

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company did not recognize a liability for any of the TLB guarantees due to the adoption of SSAP No. 5R at December 31, 2012 or 2011, as a liability is not required for guarantees to or on behalf of a wholly-owned subsidiary. Management monitors TLB’s financial condition, and there are no indications that TLB will become insolvent. As such, management feels the risk of payment under these guarantees on behalf of TLB is remote.

The Company has provided guarantees for the obligations of noninsurance affiliates who have accepted assignments of structured settlement payment obligations from other insurers and purchase structured settlement insurance policies from subsidiaries of the Company that match those obligations. The guarantees made by the Company are specific to each structured settlement contract and vary in date and duration of the obligation. These are numerous and are backed by the reserves established by the Company to represent the present value of the future payments for those contracts. The statutory reserve established at December 31, 2012 and 2011 for the total payout block is $3,688,696 and $3,770,907, respectively. As this reserve is already recorded on the balance sheet of the Company, there was no additional liability recorded due to the adoption of SSAP No. 5R.

The following table provides an aggregate compilation of guarantee obligations as of December 31, 2012 and 2011:

	December 31
	2012	2011
Aggregate maximum potential of future payments of all guarantees (undiscounted)	$384,774	$268,249

Current liability recognized in financial statements:
Noncontingent liabilities	—	—

Contingent liabilities	—	—

Ultimate financial statement impact if action required:
Incurred claims	384,529	267,940
Other	245	309

Total impact if action required	$384,774	$268,249

112

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company has issued funding agreements to FHLB, and the funds received are reported as deposit-type liabilities per SSAP No. 52, Deposit-Type Contracts. Total reserves are equal to the funding agreements balance. These funding agreements are used for investment spread management purposes and are subject to the same asset/liability management practices as other deposit-type business. All of the funding agreements issued to FHLB are classified in the general account as it is a general obligation of the Company. Collateral is required by FHLB to support repayment of the funding agreements. In addition, FHLB requires their common stock to be purchased.

	Year Ended December 31
	2012	2011
FHLB stock purchased/owned as part of the agreement	$137,938	$160,188
Collateral pledged to the FHLB	3,185,216	3,099,800
Borrowing capacity currently available	5,865,876	6,764,980
Agreement General Account
Assets	2,568,722	2,499,839
Liabilities	1,975,268	2,475,393

The Company has issued synthetic GIC contracts to benefit plan sponsors totaling $2,545,786 and $1,848,101 as of December 31, 2012 and 2011, respectively. A synthetic GIC is an off-balance sheet fee-based product sold primarily to tax qualified plans. The plan sponsor retains ownership and control of the related plan assets. The Company provides book value benefit responsiveness in the event that qualified plan benefit requests exceed plan cash flows. In certain contracts, the Company agrees to make advances to meet benefit payment needs and earns a market interest rate on these advances. The periodically adjusted contract-crediting rate is the means by which investment and benefit responsive experience is passed through to participants. In return for the book value benefit responsive guarantee, the Company receives a premium that varies based on such elements as benefit responsive exposure and contract size. The Company underwrites the plans for the possibility of having to make benefit payments and also must agree to the investment guidelines to ensure appropriate credit quality and cash flow. A contract reserve of $3,000 has been established for the possibility of unexpected benefit payments at below market interest rates at December 31, 2012 and 2011.

As of December 31, 2012 and 2011, the Company had entered into a credit enhancement and a standby liquidity asset purchase agreement on a municipal variable rate demand note facility with commitment amounts of $470 and $490, respectively, for which it was paid a fee. Prior to a change in the remarketing agent, this agreement was drawn upon and repaid during 2009. The Company does not believe there will be an additional draw under this agreement. However, if there were, any such draws would be purchases of municipal bonds, which would be repaid with interest.

113

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company is a party to legal proceedings involving a variety of issues incidental to its business, including class actions. Lawsuits may be brought in nearly any federal or state court in the United States or in an arbitral forum. In addition, there continues to be significant federal and state regulatory activity relating to financial services companies. The Company’s legal proceedings are subject to many variables, and given its complexity and scope, outcomes cannot be predicted with certainty. Although legal proceedings sometimes include substantial demands for compensatory and punitive damages, and injunctive relief, it is management’s opinion that damages arising from such demands will not be material to the Company’s financial position.

During 2010, the Company recorded a one-time provision to general insurance expenses of $140,000 for settlement of a dispute related to a Bank Owned Life Insurance (BOLI) policy in the United States. Subsequent to the disruption in the credit market, which affected the investment value of the policy’s underlying assets, a suit was filed alleging that the policy terms were not sufficiently fulfilled by Aegon.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company, except where right of offset against other taxes paid is allowed by law. Amounts available for future offsets are recorded as an asset on the Company’s balance sheet. The future obligation for known insolvencies has been accrued based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The Company has established a reserve of $26,107 and $33,490 and an offsetting premium tax benefit of $5,044 and $4,744 at December 31, 2012 and 2011, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The guaranty fund (benefit) expense was $(4,325), $(3,645) and $2,465, for the years ended December 31, 2012, 2011 and 2010, respectively.

14. Sales, Transfer, and Servicing of Financial Assets and Extinguishments of Liabilities

The Company has recorded liabilities of $89,724 and $88,828 for municipal repurchase agreements as of December 31, 2012 and 2011, respectively. The repurchase agreements are primarily collateralized by investment-grade corporate bonds with book values of $85,713 and $94,288, respectively, and fair values of $92,872 and $99,880, respectively, as of December 31, 2012 and 2011. These securities have maturity dates that range from 2013 to 2025.

114

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

For repurchase agreements, the Company rigorously manages asset/liability risks via an integrated risk management framework. The Company’s liquidity position is monitored constantly, and factors heavily in the management of the asset portfolio. Projections comparing liquidity needs to available resources in both adverse and routine scenarios are refreshed monthly. The results of these projections on time horizons ranging from seven days to sixteen months are the basis for the near-term liquidity planning. This liquidity model excludes new business (non applicable for the spread business), renewals and other sources of cash and assumes all liabilities are paid off on the earliest dates required. Interest rate risk is carefully managed, in part through rigorously defined and monitored derivatives programs.

At December 31, 2012, the Company had dollar repurchase agreements outstanding in the amount of $82,026. The Company did not participate in dollar repurchase agreements at December 31, 2011.

The contractual maturities of the dollar repurchase agreement positions are as follows:

Fair Value
Open	$85,269
30 days or less	—
31 to 60 days	—
61 to 90 days	—
Greater than 90 days	—

Total	85,269
Securities received	—

Total collateral received	$85,269

In the course of the Company’s asset management, securities are sold and reacquired within 30 days of the sale date to enhance the Company’s yield on its investment portfolio. The details by NAIC designation 3 or below of securities sold during 2012 and reacquired within 30 days of the sale date are:

	Number of Transactions	Book Value of Securities Sold	Cost of Securities Repurchased	Gain/ (Loss)
Bonds:
NAIC 3	4	$6,827	$7,041	$240
NAIC 4	12	17,865	18,792	949
NAIC 5	4	5,756	5,759	(28)
NAIC 6	1	1,020	1,023	(40)

115

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

15. Subsequent Events

The financial statements are adjusted to reflect events that occurred between the balance sheet date and the date when the financial statements are issued, provided they give evidence of conditions that existed at the balance sheet date (Type I). Events that are indicative of conditions that arose after the balance sheet date are disclosed, but do not result in an adjustment of the financial statements themselves (Type II). The Company has not identified any Type I or Type II subsequent events for the year ended December 31, 2012 through the date the financial statements are issued.

116

Transamerica Life Insurance Company

Summary of Investments – Other Than

Investments in Related Parties

(Dollars in Thousands)

December 31, 2012

SCHEDULE I

Type of Investment	Cost (1)	Fair Value	Amount at Which Shown in the Balance Sheet (2)
Fixed maturities
Bonds:
United States government and government agencies and authorities	$3,944,595	$4,798,184	$3,944,753
States, municipalities and political subdivisions	765,707	838,916	765,556
Foreign governments	527,762	574,808	527,762
Hybrid securities	933,577	792,433	930,882
All other corporate bonds	30,667,839	33,740,350	30,512,613
Preferred stocks	111,506	111,258	111,471

Total fixed maturities	36,950,986	40,855,949	36,793,037
Equity securities
Common stocks:
Industrial, miscellaneous and all other	167,843	218,026	218,026

Total equity securities	167,843	218,026	218,026
Mortgage loans on real estate	5,730,665		5,730,665
Real estate	83,054		83,054
Policy loans	708,794		708,794
Other long-term investments	1,318,082		1,318,082
Receivable for Securities	4,475		4,475
Securities Lending	2,160,218		2,160,218
Cash, cash equivalents and short-term investments	3,974,902		3,974,902

Total investments	$51,099,019		$50,991,253

(1)	Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts.
(2)	United States government, state, municipal and political, hybrid and corporate bonds of $115,527 are held at fair value rather than amortized cost due to having an NAIC 6 rating. A preferred stock security is held at its fair value of $0 due to having an NAIC 6 rating.

117

Transamerica Life Insurance Company

Supplementary Insurance Information

(Dollars in Thousands)

SCHEDULE III

	Future Policy Benefits and Expenses	Unearned Premiums	Policy and Contract Liabilities	Premium Revenue	Net Investment Income*	Benefits, Claims Losses and Settlement Expenses	Other Operating Expenses*
Year ended December 31, 2012
Individual life	$13,805,986	$—	$197,787	$1,058,471	$803,205	$1,731,950	$(1,363,563)
Individual health	3,154,346	95,888	126,252	457,502	218,644	458,994	68,566
Group life and health	1,452,548	13,761	61,621	342,755	117,963	267,986	164,138
Annuity	15,866,274	—	22,285	9,948,086	1,589,715	5,569,306	5,850,131

	$34,279,154	$109,649	$407,945	$11,806,814	$2,729,527	$8,028,236	$4,719,272

Year ended December 31, 2011
Individual life	$13,797,712	$—	$179,695	$242,721	$767,798	$1,288,152	$934,829
Individual health	2,993,069	97,990	134,931	438,582	202,494	420,327	151,433
Group life and health	1,430,308	14,510	58,498	337,648	88,118	272,474	119,561
Annuity	16,637,184	—	23,495	8,845,105	1,557,448	5,006,408	6,597,799

	$34,858,273	$112,500	$396,619	$9,864,056	$2,615,858	$6,987,361	$7,803,622

Year ended December 31, 2010
Individual life	$14,015,969	$—	$256,354	$1,411,484	$993,846	$1,938,525	$1,109,156
Individual health	2,906,758	102,601	137,513	492,364	199,500	437,569	150,292
Group life and health	1,413,616	15,466	96,571	330,139	75,398	281,807	114,825
Annuity	17,990,509	—	26,915	6,931,132	1,650,427	5,378,791	3,520,890

	$36,326,852	$118,067	$517,353	$9,165,119	$2,919,171	$8,036,692	$4,895,163

*	Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

118

Transamerica Life Insurance Company

Reinsurance

(Dollars in Thousands)

SCHEDULE IV

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net
Year ended December 31, 2012
Life insurance in force	$455,851,953	$987,454,502	$666,160,317	$134,557,768	495%

Premiums:
Individual life	2,390,267	3,106,662	1,774,866	1,058,471	168%
Individual health	531,328	153,252	79,426	457,502	17%
Group life and health	452,512	129,841	20,084	342,755	6%
Annuity	10,052,831	166,570	61,825	9,948,086	1%

	$13,426,938	$3,556,325	$1,936,201	$11,806,814	16%

Year ended December 31, 2011
Life insurance in force	$452,085,562	$1,075,361,646	$732,908,307	$109,632,223	669%

Premiums:
Individual life	$2,300,979	$3,793,088	$1,734,830	$242,721	715%
Individual health	535,034	215,579	119,127	438,582	27%
Group life and health	417,156	109,724	30,216	337,648	9%
Annuity	10,043,863	1,247,624	48,866	8,845,105	1%

	$13,297,032	$5,366,015	$1,933,039	$9,864,056	20%

Year ended December 31, 2010
Life insurance in force	$459,820,666	$969,368,385	$731,229,732	$221,682,013	330%

Premiums:
Individual life	$2,631,499	$3,101,663	$1,881,648	$1,411,484	133%
Individual health	536,163	154,031	110,232	492,364	22%
Group life and health	398,638	87,932	19,433	330,139	6%
Annuity	7,197,141	334,516	68,507	6,931,132	1%

	$10,763,441	$3,678,142	$2,079,820	$9,165,119	23%

119

FINANCIAL STATEMENTS

Transamerica Life Insurance Company

Separate Account VA M

Period Ended December 31, 2012

Transamerica Life Insurance Company

Separate Account VA M

Financial Statements

Period Ended December 31, 2012

The Board of Directors and Contract Owners

Of Separate Account VA M

Transamerica Life Insurance Company

We have audited the accompanying statements of assets and liabilities of the subaccounts of Transamerica Life Insurance Company Separate Account VA M (the Separate Account), comprised of subaccounts as listed in the accompanying statements of assets and liabilities, as of December 31, 2012, the related statements of operations and changes in net assets for the periods indicated thereon. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2012 by correspondence with the fund companies or their transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Transamerica Life Insurance Company Separate Account VA M, at December 31, 2012, and the results of their operations and changes in their net assets for the periods indicated thereon, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young

Des Moines, Iowa

April 15, 2013

Transamerica Life Insurance Company

Separate Account VA M

Statements of Assets and Liabilities

December 31, 2012

	TA AEGON High Yield Bond Subaccount	TA BlackRock Large Cap Value Subaccount	TA Clarion Global Real Estate Securities Subaccount	TA JPMorgan Enhanced Index Subaccount	TA Jennison Growth Subaccount
Assets
Investment in securities:
Number of shares	9,141.134	—	2,950.925	20,717.435	—

Cost	$74,231	$—	$33,539	$274,879	$—

Investments in mutual funds, Level 1 quoted prices at net asset value	$74,866	$—	$35,175	$278,650	$—
Receivable for units sold	—	—	—	—	—

Total assets	74,866	—	35,175	278,650	—

Liabilities
Payable for units redeemed	—	—	—	—	—

Total net assets	$74,866	$—	$35,175	$278,650	$—

Net Assets:
Deferred annuity contracts terminable by owners	$74,866	$—	$35,175	$278,650	$—

Total net assets	$74,866	$—	$35,175	$278,650	$—

Accumulation units outstanding:
M&E - 0.45%	66,556	—	30,601	254,260	—

M&E - 0.60%	—	—	—	—	—

Accumulation unit value:
M&E - 0.45%	$1.124851	$1.052909	$1.149465	$1.095924	$1.065935

M&E - 0.60%	$1.123323	$1.051481	$1.147908	$1.094429	$1.064480

See accompanying notes.

2

Transamerica Life Insurance Company

Separate Account VA M

Statements of Assets and Liabilities

December 31, 2012

	TA MFS International Equity Subaccount	TA Morgan Stanley Active International Allocation Subaccount	TA Morgan Stanley Mid-Cap Growth Subaccount	TA Multi Managed Large Cap Core Subaccount	TA Systematic Small/Mid Cap Value Subaccount
Assets
Investment in securities:
Number of shares	8,713.863	—	1,012.209	—	—

Cost	$61,238	$—	$27,777	$—	$—

Investments in mutual funds, Level 1 quoted prices at net asset value	$65,093	$—	$28,392	$—	$—
Receivable for units sold	—	—	1	—	—

Total assets	65,093	—	28,393	—	—

Liabilities
Payable for units redeemed	—	—	—	—	—

Total net assets	$65,093	$—	$28,393	$—	$—

Net Assets:
Deferred annuity contracts terminable by owners	$65,093	$—	$28,393	$—	$—

Total net assets	$65,093	$—	$28,393	$—	$—

Accumulation units outstanding:
M&E - 0.45%	57,721	—	28,381	—	—

M&E - 0.60%	—	—	—	—	—

Accumulation unit value:
M&E - 0.45%	$1.127715	$1.092734	$1.000420	$1.085698	$1.071878

M&E - 0.60%	$1.126172	$1.091244	$0.999054	$1.084223	$1.070429

See accompanying notes.

3

Transamerica Life Insurance Company

Separate Account VA M

Statements of Assets and Liabilities

December 31, 2012

	TA T. Rowe Price Small Cap Subaccount	TA Third Avenue Value Subaccount	TA WMC Diversified Growth Subaccount	TA AEGON Money Market - SC Subaccount	TA AEGON Tactical Vanguard ETF - Balanced - SC Subaccount
Assets
Investment in securities:
Number of shares	4,544.658	—	—	711,684.000	0.151

Cost	$46,595	$—	$—	$711,684	$2

Investments in mutual funds, Level 1 quoted prices at net asset value	$46,855	$—	$—	$711,684	$2
Receivable for units sold	—	—	—	14	—

Total assets	46,855	—	—	711,698	2

Liabilities
Payable for units redeemed	—	—	—	—	2

Total net assets	$46,855	$—	$—	$711,698	$—

Net Assets:
Deferred annuity contracts terminable by owners	$46,855	$—	$—	$711,698	$—

Total net assets	$46,855	$—	$—	$711,698	$—

Accumulation units outstanding:
M&E - 0.45%	44,645	—	—	553,991	—

M&E - 0.60%	—	—	—	160,797	—

Accumulation unit value:
M&E - 0.45%	$1.049517	$1.102162	$1.033009	$0.995987	$1.047218

M&E - 0.60%	$1.048080	$1.100663	$1.031597	$0.994611	$1.045792

See accompanying notes.

4

Transamerica Life Insurance Company

Separate Account VA M

Statements of Assets and Liabilities

December 31, 2012

	TA AEGON Tactical Vanguard ETF - Conservative - SC Subaccount	TA AEGON Tactical Vanguard ETF - Growth - SC Subaccount	TA AEGON U.S. Government Securities - SC Subaccount	TA AllianceBernstein Dynamic Allocation - SC Subaccount	TA Asset Allocation - Conservative - SC Subaccount
Assets
Investment in securities:
Number of shares	2,935.059	—	—	—	11,091.643

Cost	$29,991	$—	$—	$—	$116,518

Investments in mutual funds, Level 1 quoted prices at net asset value	$30,759	$—	$—	$—	$117,460
Receivable for units sold	—	—	—	—	—

Total assets	30,759	—	—	—	117,460

Liabilities
Payable for units redeemed	—	—	—	—	—

Total net assets	$30,759	$—	$—	$—	$117,460

Net Assets:
Deferred annuity contracts terminable by owners	$30,759	$—	$—	$—	$117,460

Total net assets	$30,759	$—	$—	$—	$117,460

Accumulation units outstanding:
M&E - 0.45%	29,568	—	—	—	112,837

M&E - 0.60%	—	—	—	—	—

Accumulation unit value:
M&E - 0.45%	$1.040308	$1.059373	$1.034291	$1.030886	$1.040977

M&E - 0.60%	$1.038887	$1.057944	$1.032875	$1.029473	$1.039542

See accompanying notes.

5

Transamerica Life Insurance Company

Separate Account VA M

Statements of Assets and Liabilities

December 31, 2012

	TA Asset Allocation - Growth - SC Subaccount	TA Asset Allocation - Moderate - SC Subaccount	TA Asset Allocation - Moderate Growth - SC Subaccount	TA BlackRock Global Allocation - SC Subaccount	TA BlackRock Tactical Allocation - SC Subaccount
Assets
Investment in securities:
Number of shares	—	—	—	—	—

Cost	$—	$—	$—	$—	$—

Investments in mutual funds, Level 1 quoted prices at net asset value	$—	$—	$—	$—	$—
Receivable for units sold	—	—	—	—	—

Total assets	—	—	—	—	—

Liabilities
Payable for units redeemed	—	—	—	—	—

Total net assets	$—	$—	$—	$—	$—

Net Assets:
Deferred annuity contracts terminable by owners	$—	$—	$—	$—	$—

Total net assets	$—	$—	$—	$—	$—

Accumulation units outstanding:
M&E - 0.45%	—	—	—	—	—

M&E - 0.60%	—	—	—	—	—

Accumulation unit value:
M&E - 0.45%	$1.046586	$1.048496	$1.049012	$1.036281	$1.052603

M&E - 0.60%	$1.045150	$1.047062	$1.047579	$1.034869	$1.051164

See accompanying notes.

6

Transamerica Life Insurance Company

Separate Account VA M

Statements of Assets and Liabilities

December 31, 2012

	TA Efficient Markets - SC Subaccount	TA PIMCO Tactical - Balanced - SC Subaccount	TA PIMCO Tactical - Growth - SC Subaccount	TA PIMCO Tactical - Conservative - SC Subaccount	TA Hanlon Income - SC Subaccount
Assets
Investment in securities:
Number of shares	—	—	—	—	—

Cost	$—	$—	$—	$—	$—

Investments in mutual funds, Level 1 quoted prices at net asset value	$—	$—	$—	$—	$—
Receivable for units sold	—	—	—	—	—

Total assets	—	—	—	—	—

Liabilities
Payable for units redeemed	—	—	—	—	—

Total net assets	$—	$—	$—	$—	$—

Net Assets:
Deferred annuity contracts terminable by owners	$—	$—	$—	$—	$—

Total net assets	$—	$—	$—	$—	$—

Accumulation units outstanding:
M&E - 0.45%	—	—	—	—	—

M&E - 0.60%	—	—	—	—	—

Accumulation unit value:
M&E - 0.45%	$1.062784	$0.990502	$0.981746	$0.992440	$1.014973

M&E - 0.60%	$1.061336	$0.989149	$0.980395	$0.991090	$1.013585

See accompanying notes.

7

Transamerica Life Insurance Company

Separate Account VA M

Statements of Assets and Liabilities

December 31, 2012

	TA International Moderate Growth - SC Subaccount	TA JPMorgan Core Bond - SC Subaccount	TA JPMorgan Mid Cap Value - SC Subaccount	TA JPMorgan Tactical Allocation - SC Subaccount	TA Janus Balanced - SC Subaccount
Assets
Investment in securities:
Number of shares	—	9,129.832	1,754.719	—	—

Cost	$—	$129,396	$27,392	$—	$—

Investments in mutual funds, Level 1 quoted prices at net asset value	$—	$128,731	$28,286	$—	$—
Receivable for units sold	—	—	—	—	—

Total assets	—	128,731	28,286	—	—

Liabilities
Payable for units redeemed	—	1	—	—	—

Total net assets	$—	$128,730	$28,286	$—	$—

Net Assets:
Deferred annuity contracts terminable by owners	$—	$128,730	$28,286	$—	$—

Total net assets	$—	$128,730	$28,286	$—	$—

Accumulation units outstanding:
M&E - 0.45%	—	124,557	24,918	—	—

M&E - 0.60%	—	—	—	—	—

Accumulation unit value:
M&E - 0.45%	$1.061998	$1.033504	$1.135167	$1.046003	$1.064040

M&E - 0.60%	$1.060547	$1.032098	$1.133613	$1.044563	$1.062588

See accompanying notes.

8

Transamerica Life Insurance Company

Separate Account VA M

Statements of Assets and Liabilities

December 31, 2012

	TA Multi-Managed Balanced - SC Subaccount	TA PIMCO Real Return TIPS - SC Subaccount	TA PIMCO Total Return - SC Subaccount	TA Vanguard ETF Index - Aggressive Growth - SC Subaccount	TA Vanguard ETF Index - Balanced - SC Subaccount
Assets
Investment in securities:
Number of shares	—	—	28,578.902	—	9,429.891

Cost	$—	$—	$343,652	$—	$99,908

Investments in mutual funds, Level 1 quoted prices at net asset value	$—	$—	$343,233	$—	$101,560
Receivable for units sold	—	—	—	—	—

Total assets	—	—	343,233	—	101,560

Liabilities
Payable for units redeemed	—	—	1	—	—

Total net assets	$—	$—	$343,232	$—	$101,560

Net Assets:
Deferred annuity contracts terminable by owners	$—	$—	$343,232	$—	$101,560

Total net assets	$—	$—	$343,232	$—	$101,560

Accumulation units outstanding:
M&E - 0.45%	—	—	230,536	—	—

M&E - 0.60%	—	—	95,135	—	96,948

Accumulation unit value:
M&E - 0.45%	$1.076281	$1.039313	$1.054341	$1.084286	$1.049003

M&E - 0.60%	$1.074801	$1.037909	$1.052913	$1.082798	$1.047571

See accompanying notes.

9

Transamerica Life Insurance Company

Separate Account VA M

Statements of Assets and Liabilities

December 31, 2012

	TA Vanguard ETF Index - Conservative - SC Subaccount	TA Vanguard ETF Index - Growth - SC Subaccount	TA Legg Mason Dynamic Allocation - Balanced - SC Subaccount	TA Legg Mason Dynamic Allocation - Growth - SC Subaccount	TA Market Participation Strategy - SC Subaccount
Assets
Investment in securities:
Number of shares	—	—	—	—	—

Cost	$—	$—	$—	$—	$—

Investments in mutual funds, Level 1 quoted prices at net asset value	$—	$—	$—	$—	$—
Receivable for units sold	—	—	—	—	—

Total assets	—	—	—	—	—

Liabilities
Payable for units redeemed	—	—	—	—	—

Total net assets	$—	$—	$—	$—	$—

Net Assets:
Deferred annuity contracts terminable by owners	$—	$—	$—	$—	$—

Total net assets	$—	$—	$—	$—	$—

Accumulation units outstanding:
M&E - 0.45%	—	—	—	—	—

M&E - 0.60%	—	—	—	—	—

Accumulation unit value:
M&E - 0.45%	$1.040398	$1.062964	$0.993835	$0.988958	$0.992720

M&E - 0.60%	$1.038981	$1.061509	$0.993405	$0.988530	$0.992288

See accompanying notes.

10

Transamerica Life Insurance Company

Separate Account VA M

Statements of Operations and Changes in Net Assets

Year Ended December 2012, Except as Noted

	TA AEGON High Yield Bond Subaccount(1)	TA BlackRock Large Cap Value Subaccount(1)	TA Clarion Global Real Estate Securities Subaccount(1)	TA JPMorgan Enhanced Index Subaccount(1)
Investment income:
Dividends	1,338	—	507	494
Investment expenses:
Mortality and expense risk and other charges	61	—	36	210

Net investment income (loss)	1,277	—	471	284
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	—
Realized gain (loss) on investments	—	—	1	8

Net realized capital gains (losses) on investments	—	—	1	8
Net change in unrealized appreciation (depreciation)	635	—	1,636	3,771

Net gain (loss) on investment	635	—	1,637	3,779
Increase (decrease) in net assets from operations	1,912	—	2,108	4,063

Increase (decrease) in net assets from contract transactions	72,954	—	33,067	274,587

Total increase (decrease) in net assets	74,866	—	35,175	278,650

Net Assets as of December 31, 2012	$74,866	$—	$35,175	$278,650

See accompanying notes.

(1)	See footnote 1

11

Transamerica Life Insurance Company

Separate Account VA M

Statements of Operations and Changes in Net Assets

Year Ended December 2012, Except as Noted

	TA Jennison Growth Subaccount(1)	TA MFS International Equity Subaccount(1)	TA Morgan Stanley Active International Allocation Subaccount(1)	TA Morgan Stanley Mid-Cap Growth Subaccount(1)
Investment income:
Dividends	—	298	—	—
Investment expenses:
Mortality and expense risk and other charges	—	49	—	22

Net investment income (loss)	—	249	—	(22)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	446
Realized gain (loss) on investments	—	4	—	—

Net realized capital gains (losses) on investments	—	4	—	446
Net change in unrealized appreciation (depreciation)	—	3,855	—	615

Net gain (loss) on investment	—	3,859	—	1,061
Increase (decrease) in net assets from operations	—	4,108	—	1,039

Increase (decrease) in net assets from contract transactions	—	60,985	—	27,354

Total increase (decrease) in net assets	—	65,093	—	28,393

Net Assets as of December 31, 2012	$—	$65,093	$—	$28,393

See accompanying notes.

(1)	See footnote 1

12

Transamerica Life Insurance Company

Separate Account VA M

Statements of Operations and Changes in Net Assets

Year Ended December 2012, Except as Noted

	TA Multi Managed Large Cap Core Subaccount(1)	TA Systematic Small/Mid Cap Value Subaccount(1)	TA T. Rowe Price Small Cap Subaccount(1)	TA Third Avenue Value Subaccount(1)
Investment income:
Dividends	—	—	—	—
Investment expenses:
Mortality and expense risk and other charges	—	—	36	—

Net investment income (loss)	—	—	(36)	—
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	1,043	—
Realized gain (loss) on investments	—	—	(1)	—

Net realized capital gains (losses) on investments	—	—	1,042	—
Net change in unrealized appreciation (depreciation)	—	—	260	—

Net gain (loss) on investment	—	—	1,302	—
Increase (decrease) in net assets from operations	—	—	1,266	—

Increase (decrease) in net assets from contract transactions	—	—	45,589	—

Total increase (decrease) in net assets	—	—	46,855	—

Net Assets as of December 31, 2012	$—	$—	$46,855	$—

See accompanying notes.

(1)	See footnote 1

13

Transamerica Life Insurance Company

Separate Account VA M

Statements of Operations and Changes in Net Assets

Year Ended December 2012, Except as Noted

	TA WMC Diversified Growth Subaccount(1)	TA AEGON Money Market - SC Subaccount(1)	TA AEGON Tactical Vanguard ETF - Balanced - SC Subaccount(1)	TA AEGON Tactical Vanguard ETF - Conservative - SC Subaccount(1)
Investment income:
Dividends	—	17	833	52
Investment expenses:
Mortality and expense risk and other charges	—	1,479	1,021	40

Net investment income (loss)	—	(1,462)	(188)	12
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	629	71
Realized gain (loss) on investments	—	—	21,251	4

Net realized capital gains (losses) on investments	—	—	21,880	75
Net change in unrealized appreciation (depreciation)	—	—	—	768

Net gain (loss) on investment	—	—	21,880	843
Increase (decrease) in net assets from operations	—	(1,462)	21,692	855

Increase (decrease) in net assets from contract transactions	—	713,160	(21,692)	29,904

Total increase (decrease) in net assets	—	711,698	—	30,759

Net Assets as of December 31, 2012	$—	$711,698	$—	$30,759

See accompanying notes.

(1)	See footnote 1

14

Transamerica Life Insurance Company

Separate Account VA M

Statements of Operations and Changes in Net Assets

Year Ended December 2012, Except as Noted

	TA AEGON Tactical Vanguard ETF - Growth - SC Subaccount(1)	TA AEGON U.S. Government Securities - SC Subaccount(1)	TA AllianceBernstein Dynamic Allocation - SC Subaccount(1)	TA Asset Allocation - Conservative - SC Subaccount(1)
Investment income:
Dividends	—	—	—	—
Investment expenses:
Mortality and expense risk and other charges	—	—	—	68

Net investment income (loss)	—	—	—	(68)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	—
Realized gain (loss) on investments	—	—	—	—

Net realized capital gains (losses) on investments	—	—	—	—
Net change in unrealized appreciation (depreciation)	—	—	—	942

Net gain (loss) on investment	—	—	—	942
Increase (decrease) in net assets from operations	—	—	—	874

Increase (decrease) in net assets from contract transactions	—	—	—	116,586

Total increase (decrease) in net assets	—	—	—	117,460

Net Assets as of December 31, 2012	$—	$—	$—	$117,460

See accompanying notes.

(1)	See footnote 1

15

Transamerica Life Insurance Company

Separate Account VA M

Statements of Operations and Changes in Net Assets

Year Ended December 2012, Except as Noted

	TA Asset Allocation - Growth - SC Subaccount(1)	TA Asset Allocation - Moderate - SC Subaccount(1)	TA Asset Allocation - Moderate Growth - SC Subaccount(1)	TA BlackRock Global Allocation - SC Subaccount(1)
Investment income:
Dividends	—	—	—	—
Investment expenses:
Mortality and expense risk and other charges	—	—	—	—

Net investment income (loss)	—	—	—	—
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	—
Realized gain (loss) on investments	—	—	—	—

Net realized capital gains (losses) on investments	—	—	—	—
Net change in unrealized appreciation (depreciation)	—	—	—	—

Net gain (loss) on investment	—	—	—	—
Increase (decrease) in net assets from operations	—	—	—	—

Increase (decrease) in net assets from contract transactions	—	—	—	—

Total increase (decrease) in net assets	—	—	—	—

Net Assets as of December 31, 2012	$—	$—	$—	$—

See accompanying notes.

(1)	See footnote 1

16

Transamerica Life Insurance Company

Separate Account VA M

Statements of Operations and Changes in Net Assets

Year Ended December 2012, Except as Noted

	TA BlackRock Tactical Allocation - SC Subaccount(1)	TA Efficient Markets - SC Subaccount(1)	TA PIMCO Tactical - Balanced - SC Subaccount(1)	TA PIMCO Tactical - Growth - SC Subaccount(1)
Investment income:
Dividends	—	—	—	—
Investment expenses:
Mortality and expense risk and other charges	—	—	—	—

Net investment income (loss)	—	—	—	—
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	—
Realized gain (loss) on investments	—	—	—	—

Net realized capital gains (losses) on investments	—	—	—	—
Net change in unrealized appreciation (depreciation)	—	—	—	—

Net gain (loss) on investment	—	—	—	—
Increase (decrease) in net assets from operations	—	—	—	—

Increase (decrease) in net assets from contract transactions	—	—	—	—

Total increase (decrease) in net assets	—	—	—	—

Net Assets as of December 31, 2012	$—	$—	$—	$—

See accompanying notes.

(1)	See footnote 1

17

Transamerica Life Insurance Company

Separate Account VA M

Statements of Operations and Changes in Net Assets

Year Ended December 2012, Except as Noted

	TA PIMCO Tactical - Conservative - SC Subaccount(1)	TA Hanlon Income - SC Subaccount(1)	TA International Moderate Growth - SC Subaccount(1)	TA JPMorgan Core Bond - SC Subaccount(1)
Investment income:
Dividends	—	—	—	672
Investment expenses:
Mortality and expense risk and other charges	—	—	—	87

Net investment income (loss)	—	—	—	585
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	11
Realized gain (loss) on investments	—	—	—	(2)

Net realized capital gains (losses) on investments	—	—	—	9
Net change in unrealized appreciation (depreciation)	—	—	—	(665)

Net gain (loss) on investment	—	—	—	(656)
Increase (decrease) in net assets from operations	—	—	—	(71)

Increase (decrease) in net assets from contract transactions	—	—	—	128,801

Total increase (decrease) in net assets	—	—	—	128,730

Net Assets as of December 31, 2012	$—	$—	$—	$128,730

See accompanying notes.

(1)	See footnote 1

18

Transamerica Life Insurance Company

Separate Account VA M

Statements of Operations and Changes in Net Assets

Year Ended December 2012, Except as Noted

	TA JPMorgan Mid Cap Value - SC Subaccount(1)	TA JPMorgan Tactical Allocation - SC Subaccount(1)	TA Janus Balanced - SC Subaccount(1)	TA Multi- Managed Balanced - SC Subaccount(1)
Investment income:
Dividends	54	—	—	—
Investment expenses:
Mortality and expense risk and other charges	24	—	—	—

Net investment income (loss)	30	—	—	—
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	—
Realized gain (loss) on investments	1	—	—	—

Net realized capital gains (losses) on investments	1	—	—	—
Net change in unrealized appreciation (depreciation)	894	—	—	—

Net gain (loss) on investment	895	—	—	—
Increase (decrease) in net assets from operations	925	—	—	—

Increase (decrease) in net assets from contract transactions	27,361	—	—	—

Total increase (decrease) in net assets	28,286	—	—	—

Net Assets as of December 31, 2012	$28,286	$—	$—	$—

See accompanying notes.

(1)	See footnote 1

19

Transamerica Life Insurance Company

Separate Account VA M

Statements of Operations and Changes in Net Assets

Year Ended December 2012, Except as Noted

	TA PIMCO Real Return TIPS - SC Subaccount(1)	TA PIMCO Total Return - SC Subaccount(1)	TA Vanguard ETF Index - Aggressive Growth - SC Subaccount(1)	TA Vanguard ETF Index - Balanced - SC Subaccount(1)
Investment income:
Dividends	—	1,679	—	—
Investment expenses:
Mortality and expense risk and other charges	—	288	—	92

Net investment income (loss)	—	1,391	—	(92)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	—
Realized gain (loss) on investments	—	(8)	—	—

Net realized capital gains (losses) on investments	—	(8)	—	—
Net change in unrealized appreciation (depreciation)	—	(419)	—	1,652

Net gain (loss) on investment	—	(427)	—	1,652
Increase (decrease) in net assets from operations	—	964	—	1,560

Increase (decrease) in net assets from contract transactions	—	342,268	—	100,000

Total increase (decrease) in net assets	—	343,232	—	101,560

Net Assets as of December 31, 2012	$—	$343,232	$—	$101,560

See accompanying notes.

(1)	See footnote 1

20

Transamerica Life Insurance Company

Separate Account VA M

Statements of Operations and Changes in Net Assets

Year Ended December 2012, Except as Noted

	TA Vanguard ETF Index - Conservative - SC Subaccount(1)	TA Vanguard ETF Index - Growth - SC Subaccount(1)	TA Legg Mason Dynamic Allocation - Balanced - SC Subaccount(1)	TA Legg Mason Dynamic Allocation - Growth - SC Subaccount(1)
Investment income:
Dividends	—	—	—	—
Investment expenses:
Mortality and expense risk and other charges	—	—	—	—

Net investment income (loss)	—	—	—	—
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	—
Realized gain (loss) on investments	—	—	—	—

Net realized capital gains (losses) on investments	—	—	—	—
Net change in unrealized appreciation (depreciation)	—	—	—	—

Net gain (loss) on investment	—	—	—	—
Increase (decrease) in net assets from operations	—	—	—	—

Increase (decrease) in net assets from contract transactions	—	—	—	—

Total increase (decrease) in net assets	—	—	—	—

Net Assets as of December 31, 2012	$—	$—	$—	$—

See accompanying notes.

(1)	See footnote 1

21

Transamerica Life Insurance Company

Separate Account VA M

Statements of Operations and Changes in Net Assets

Year Ended December 2012, Except as Noted

TA Market Participation Strategy - SC Subaccount(1)
Investment income:
Dividends	—
Investment expenses:
Mortality and expense risk and other charges	—

Net investment income (loss)	—
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—
Realized gain (loss) on investments	—

Net realized capital gains (losses) on investments	—
Net change in unrealized appreciation (depreciation)	—

Net gain (loss) on investment	—
Increase (decrease) in net assets from operations	—

Increase (decrease) in net assets from contract transactions	—

Total increase (decrease) in net assets	—

Net Assets as of December 31, 2012	$—

See accompanying notes.

(1)	See footnote 1

22

Transamerica Life Insurance Company

Separate Account VA M

Notes to Financial Statements

December 31, 2012

1. Organization and Summary of Significant Accounting Policies

Organization

Separate Account VA M (the Separate Account) is a segregated investment account of Transamerica Life Insurance Company (TLIC), an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Income EliteSM Variable Annuity.

Subaccount Investments by Mutual Fund:

Subaccount	Mutual Fund
Transamerica Series Trust - Initial Class:	Transamerica Series Trust - Initial Class:
TA AEGON High Yield Bond	Transamerica AEGON High Yield Bond VP
TA BlackRock Large Cap Value	Transamerica BlackRock Large Cap Value VP
TA Clarion Global Real Estate Securities	Transamerica Clarion Global Real Estate Securities VP
TA JPMorgan Enhanced Index	Transamerica JPMorgan Enhanced Index VP
TA Jennison Growth	Transamerica Jennison Growth VP
TA MFS International Equity	Transamerica MFS International Equity VP
TA Morgan Stanley Active International Allocation	Transamerica Morgan Stanley Active International Allocation VP
TA Morgan Stanley Mid-Cap Growth	Transamerica Morgan Stanley Mid-Cap Growth VP
TA Multi Managed Large Cap Core	Transamerica Multi Managed Large Cap Core VP
TA Systematic Small/Mid Cap Value	Transamerica Systematic Small/Mid Cap Value VP
TA T. Rowe Price Small Cap	Transamerica T. Rowe Price Small Cap VP
TA Third Avenue Value	Transamerica Third Avenue Value VP
TA WMC Diversified Growth	Transamerica WMC Diversified Growth VP
Transamerica Series Trust - Service Class:	Transamerica Series Trust - Service Class:
TA AEGON Money Market - SC	Transamerica AEGON Money Market VP
TA AEGON Tactical Vanguard ETF - Balanced - SC	Transamerica AEGON Active Asset Allocation - Moderate VP
TA AEGON Tactical Vanguard ETF - Conservative - SC	Transamerica AEGON Active Asset Allocation - Conservative VP
TA AEGON Tactical Vanguard ETF - Growth - SC	Transamerica AEGON Active Asset Allocation - Moderate Growth VP
TA AEGON U.S. Government Securities - SC	Transamerica AEGON U.S. Government Securities VP
TA AllianceBernstein Dynamic Allocation - SC	Transamerica AllianceBernstein Dynamic Allocation VP
TA Asset Allocation - Conservative - SC	Transamerica Asset Allocation - Conservative VP
TA Asset Allocation - Growth - SC	Transamerica Asset Allocation - Growth VP
TA Asset Allocation - Moderate - SC	Transamerica Asset Allocation - Moderate VP
TA Asset Allocation - Moderate Growth - SC	Transamerica Asset Allocation - Moderate Growth VP
TA BlackRock Global Allocation - SC	Transamerica BlackRock Global Allocation VP
TA BlackRock Tactical Allocation - SC	Transamerica BlackRock Tactical Allocation VP
TA Efficient Markets - SC	Transamerica Efficient Markets VP
TA PIMCO Tactical - Balanced - SC	Transamerica PIMCO Tactical - Balanced VP

23

Transamerica Life Insurance Company

Separate Account VA M

Notes to Financial Statements

December 31, 2012

1. Organization and Summary of Significant Accounting Policies (continued)

Subaccount Investment by Mutual Fund: (continued)

Subaccount	Mutual Fund
Transamerica Series Trust - Service Class:	Transamerica Series Trust - Service Class:
TA PIMCO Tactical - Growth - SC	Transamerica PIMCO Tactical - Growth VP
TA PIMCO Tactical - Conservative - SC	Transamerica PIMCO Tactical - Conservative VP
TA Hanlon Income - SC	Transamerica Hanlon Income VP
TA International Moderate Growth - SC	Transamerica International Moderate Growth VP
TA JPMorgan Core Bond - SC	Transamerica JPMorgan Core Bond VP
TA JPMorgan Mid Cap Value - SC	Transamerica JPMorgan Mid Cap Value VP
TA JPMorgan Tactical Allocation - SC	Transamerica JPMorgan Tactical Allocation VP
TA Janus Balanced - SC	Transamerica Janus Balanced VP
TA Multi-Managed Balanced - SC	Transamerica Multi-Managed Balanced VP
TA PIMCO Real Return TIPS - SC	Transamerica PIMCO Real Return TIPS VP
TA PIMCO Total Return - SC	Transamerica PIMCO Total Return VP
TA Vanguard ETF Index - Aggressive Growth - SC	Transamerica Index 100 VP
TA Vanguard ETF Index - Balanced - SC	Transamerica Index 50 VP
TA Vanguard ETF Index - Conservative - SC	Transamerica Index 35 VP
TA Vanguard ETF Index - Growth - SC	Transamerica Index 75 VP
TA Legg Mason Dynamic Allocation - Balanced - SC	Transamerica Legg Mason Dynamic Allocation - Balanced VP
TA Legg Mason Dynamic Allocation - Growth - SC	Transamerica Legg Mason Dynamic Allocation - Growth VP
TA Market Participation Strategy - SC	Transamerica Market Participation Strategy VP

Each period reported reflects activity from the inception date of February 1, 2012 through December 31, 2012, except as follows:

Subaccount	Inception Date
TA Legg Mason Dynamic Allocation - Balanced SC	September 17, 2012
TA Legg Mason Dynamic Allocation - Growth SC	September 17, 2012
TA Market Participation Strategy SC	September 17, 2012

The following subaccount name changes were made effective during the fiscal year ended December 31, 2012:
Subaccount	Formerly
TA PIMCO Tactical - Balanced	TA Hanlon Balanced
TA PIMCO Tactical - Growth	TA Hanlon Growth
TA PIMCO Tactical - Conservative	TA Hanlon Growth and Income

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2012.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

24

Transamerica Life Insurance Company

Separate Account VA M

Notes to Financial Statements

December 31, 2012

1. Organization and Summary of Significant Accounting Policies (continued)

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Accounting Policy

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

In May 2011, the FASB issued ASU 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, authoritative guidance that clarifies and changes fair value measurement and disclosure requirements. This guidance expands existing disclosure requirements for fair value measurements and includes other amendments but does not require additional fair value measurements. This guidance is effective for annual periods beginning on or after December 15, 2011, which for the Separate Account was February 1, 2012. The adoption did not have a material impact on the financial statements.

25

Transamerica Life Insurance Company

Separate Account VA M

Notes to Financial Statements

December 31, 2012

2. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2012 were as follows:

Subaccount	Purchases	Sales
TA AEGON High Yield Bond	$74,312	$81
TA BlackRock Large Cap Value	20	20
TA Clarion Global Real Estate Securities	33,594	56
TA JPMorgan Enhanced Index	275,095	224
TA Jennison Growth	20	20
TA MFS International Equity	61,303	69
TA Morgan Stanley Active International Allocation	20	20
TA Morgan Stanley Mid-Cap Growth	27,819	42
TA Multi Managed Large Cap Core	20	20
TA Systematic Small/Mid Cap Value	20	20
TA T. Rowe Price Small Cap	46,652	56
TA Third Avenue Value	20	20
TA WMC Diversified Growth	20	20
TA AEGON Money Market - SC	1,605,909	894,225
TA AEGON Tactical Vanguard ETF - Balanced - SC	606,594	627,843
TA AEGON Tactical Vanguard ETF - Conservative - SC	30,134	147
TA AEGON Tactical Vanguard ETF - Growth - SC	20	20
TA AEGON U.S. Government Securities - SC	20	20
TA AllianceBernstein Dynamic Allocation - SC	20	20
TA Asset Allocation - Conservative - SC	116,604	86
TA Asset Allocation - Growth - SC	20	20
TA Asset Allocation - Moderate - SC	20	20
TA Asset Allocation - Moderate Growth - SC	20	20
TA BlackRock Global Allocation - SC	20	20
TA BlackRock Tactical Allocation - SC	20	20
TA Efficient Markets - SC	20	20
TA PIMCO Tactical - Balanced - SC	20	20
TA PIMCO Tactical - Growth - SC	20	20
TA PIMCO Tactical - Conservative - SC	20	20
TA Hanlon Income - SC	20	20
TA International Moderate Growth - SC	20	20
TA JPMorgan Core Bond - SC	129,505	107
TA JPMorgan Mid Cap Value - SC	27,435	44
TA JPMorgan Tactical Allocation - SC	20	20
TA Janus Balanced - SC	20	20
TA Multi-Managed Balanced - SC	20	20
TA PIMCO Real Return TIPS - SC	20	20

26

Transamerica Life Insurance Company

Separate Account VA M

Notes to Financial Statements

December 31, 2012

2. Investments (continued)

Subaccount	Purchases	Sales
TA PIMCO Total Return - SC	$343,946	$286
TA Vanguard ETF Index - Aggressive Growth - SC	20	20
TA Vanguard ETF Index - Balanced - SC	100,016	108
TA Vanguard ETF Index - Conservative - SC	20	20
TA Vanguard ETF Index - Growth - SC	20	20
TA Legg Mason Dynamic Allocation - Balanced - SC	20	20
TA Legg Mason Dynamic Allocation - Growth - SC	20	20
TA Market Participation Strategy - SC	20	20

27

Transamerica Life Insurance Company

Separate Account VA M

Notes to Financial Statements

3. Change in Units

The changes in units outstanding were as follows:

	Year ended December 31,
	2012
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
TA AEGON High Yield Bond	2	66,554	66,556
TA BlackRock Large Cap Value	2	(2)	—
TA Clarion Global Real Estate Securities	2	30,599	30,601
TA JPMorgan Enhanced Index	2	254,258	254,260
TA Jennison Growth	2	(2)	—
TA MFS International Equity	2	57,719	57,721
TA Morgan Stanley Active International Allocation	2	(2)	—
TA Morgan Stanley Mid-Cap Growth	2	28,379	28,381
TA Multi Managed Large Cap Core	2	(2)	—
TA Systematic Small/Mid Cap Value	2	(2)	—
TA T. Rowe Price Small Cap	2	44,643	44,645
TA Third Avenue Value	2	(2)	—
TA WMC Diversified Growth	2	(2)	—
TA AEGON Money Market - SC	1,609,518	(894,730)	714,788
TA AEGON Tactical Vanguard ETF - Balanced - SC	2	(2)	—
TA AEGON Tactical Vanguard ETF - Conservative - SC	29,654	(86)	29,568
TA AEGON Tactical Vanguard ETF - Growth - SC	2	(2)	—
TA AEGON U.S. Government Securities - SC	2	(2)	—
TA AllianceBernstein Dynamic Allocation - SC	2	(2)	—
TA Asset Allocation - Conservative - SC	112,839	(2)	112,837
TA Asset Allocation - Growth - SC	2	(2)	—

28

Transamerica Life Insurance Company

Separate Account VA M

Notes to Financial Statements

3. Change in Units (continued)

	Year ended December 31,
	2012
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
TA Asset Allocation - Moderate - SC	2	(2)	—
TA Asset Allocation - Moderate Growth - SC	2	(2)	—
TA BlackRock Global Allocation - SC	2	(2)	—
TA BlackRock Tactical Allocation - SC	2	(2)	—
TA Efficient Markets - SC	2	(2)	—
TA PIMCO Tactical - Balanced - SC	2	(2)	—
TA PIMCO Tactical - Growth - SC	2	(2)	—
TA PIMCO Tactical - Conservative - SC	2	(2)	—
TA Hanlon Income - SC	2	(2)	—
TA International Moderate Growth - SC	2	(2)	—
TA JPMorgan Core Bond - SC	2	124,555	124,557
TA JPMorgan Mid Cap Value - SC	2	24,916	24,918
TA JPMorgan Tactical Allocation - SC	2	(2)	—
TA Janus Balanced - SC	2	(2)	—
TA Multi-Managed Balanced - SC	2	(2)	—
TA PIMCO Real Return TIPS - SC	2	(2)	—
TA PIMCO Total Return - SC	95,137	230,534	325,671
TA Vanguard ETF Index - Aggressive Growth - SC	2	(2)	—
TA Vanguard ETF Index - Balanced - SC	96,950	(2)	96,948
TA Vanguard ETF Index - Conservative - SC	2	(2)	—
TA Vanguard ETF Index - Growth - SC	2	(2)	—
TA Legg Mason Dynamic Allocation - Balanced - SC	2	(2)	—
TA Legg Mason Dynamic Allocation - Growth - SC	2	(2)	—
TA Market Participation Strategy - SC	2	(2)	—

29

Transamerica Life Insurance Company

Separate Account VA M

Notes to Financial Statements

December 31, 2012

4. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA AEGON High Yield Bond
	12/31/2012	(1)	66,556	$1.12 to $1.12	$74,866	8.92%	0.45% to 0.60%	—% to —%
TA BlackRock Large Cap Value
	12/31/2012	(1)	—	1.05 to 1.05	—	—	0.45 to 0.60	— to —
TA Clarion Global Real Estate Securities
	12/31/2012	(1)	30,601	1.15 to 1.15	35,175	5.59	0.45 to 0.60	— to —
TA JPMorgan Enhanced Index
	12/31/2012	(1)	254,260	1.10 to 1.09	278,650	0.94	0.45 to 0.60	— to —
TA Jennison Growth
	12/31/2012	(1)	—	1.07 to 1.06	—	—	0.45 to 0.60	— to —
TA MFS International Equity
	12/31/2012	(1)	57,721	1.13 to 1.13	65,093	2.45	0.45 to 0.60	— to —
TA Morgan Stanley Active International Allocation
	12/31/2012	(1)	—	1.09 to 1.09	—	—	0.45 to 0.60	— to —
TA Morgan Stanley Mid-Cap Growth
	12/31/2012	(1)	28,381	1.00 to 1.00	28,393	—	0.45 to 0.60	— to —
TA Multi Managed Large Cap Core
	12/31/2012	(1)	—	1.09 to 1.08	—	—	0.45 to 0.60	— to —
TA Systematic Small/Mid Cap Value
	12/31/2012	(1)	—	1.07 to 1.07	—	—	0.45 to 0.60	— to —
TA T. Rowe Price Small Cap
	12/31/2012	(1)	44,645	1.05 to 1.05	46,855	—	0.45 to 0.60	— to —
TA Third Avenue Value
	12/31/2012	(1)	—	1.10 to 1.10	—	—	0.45 to 0.60	— to —
TA WMC Diversified Growth
	12/31/2012	(1)	—	1.03 to 1.03	—	—	0.45 to 0.60	— to —
TA AEGON Money Market - SC
	12/31/2012	(1)	714,788	1.00 to 0.99	711,698	0.01	0.45 to 0.60	— to —
TA AEGON Tactical Vanguard ETF - Balanced - SC
	12/31/2012	(1)	—	1.05 to 1.05	—	0.32	0.45 to 0.60	— to —
TA AEGON Tactical Vanguard ETF - Conservative - SC
	12/31/2012	(1)	29,568	1.04 to 1.04	30,759	0.54	0.45 to 0.60	— to —
TA AEGON Tactical Vanguard ETF - Growth - SC
	12/31/2012	(1)	—	1.06 to 1.06	—	—	0.45 to 0.60	— to —
TA AEGON U.S. Government Securities - SC
	12/31/2012	(1)	—	1.03 to 1.03	—	—	0.45 to 0.60	— to —

30

Transamerica Life Insurance Company

Separate Account VA M

Notes to Financial Statements

December 31, 2012

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA AllianceBernstein Dynamic Allocation - SC
	12/31/2012	(1)	—	$1.03 to $1.03	$—	—%	0.45% to 0.60%	—% to —%
TA Asset Allocation - Conservative - SC
	12/31/2012	(1)	112,837	1.04 to 1.04	117,460	—	0.45 to 0.60	— to —
TA Asset Allocation - Growth - SC
	12/31/2012	(1)	—	1.05 to 1.05	—	—	0.45 to 0.60	— to —
TA Asset Allocation - Moderate - SC
	12/31/2012	(1)	—	1.05 to 1.05	—	—	0.45 to 0.60	— to —
TA Asset Allocation - Moderate Growth - SC
	12/31/2012	(1)	—	1.05 to 1.05	—	—	0.45 to 0.60	— to —
TA BlackRock Global Allocation - SC
	12/31/2012	(1)	—	1.04 to 1.03	—	—	0.45 to 0.60	— to —
TA BlackRock Tactical Allocation - SC
	12/31/2012	(1)	—	1.05 to 1.05	—	—	0.45 to 0.60	— to —
TA Efficient Markets - SC
	12/31/2012	(1)	—	1.06 to 1.06	—	—	0.45 to 0.60	— to —
TA PIMCO Tactical - Balanced - SC
	12/31/2012	(1)	—	0.99 to 0.99	—	—	0.45 to 0.60	— to —
TA PIMCO Tactical - Growth - SC
	12/31/2012	(1)	—	0.98 to 0.98	—	—	0.45 to 0.60	— to —
TA PIMCO Tactical - Conservative - SC
	12/31/2012	(1)	—	0.99 to 0.99	—	—	0.45 to 0.60	— to —
TA Hanlon Income - SC
	12/31/2012	(1)	—	1.01 to 1.01	—	—	0.45 to 0.60	— to —
TA International Moderate Growth - SC
	12/31/2012	(1)	—	1.06 to 1.06	—	—	0.45 to 0.60	— to —
TA JPMorgan Core Bond - SC
	12/31/2012	(1)	124,557	1.03 to 1.03	128,730	3.13	0.45 to 0.60	— to —
TA JPMorgan Mid Cap Value - SC
	12/31/2012	(1)	24,918	1.14 to 1.13	28,286	0.89	0.45 to 0.60	— to —
TA JPMorgan Tactical Allocation - SC
	12/31/2012	(1)	—	1.05 to 1.04	—	—	0.45 to 0.60	— to —
TA Janus Balanced - SC
	12/31/2012	(1)	—	1.06 to 1.06	—	—	0.45 to 0.60	— to —
TA Multi-Managed Balanced - SC
	12/31/2012	(1)	—	1.08 to 1.07	—	—	0.45 to 0.60	— to —
TA PIMCO Real Return TIPS - SC
	12/31/2012	(1)	—	1.04 to 1.04	—	—	0.45 to 0.60	— to —

31

Transamerica Life Insurance Company

Separate Account VA M

Notes to Financial Statements

December 31, 2012

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA PIMCO Total Return - SC
	12/31/2012	(1)	325,671	$1.05 to $1.05	$343,232	2.33%	0.45% to 0.60%	—% to —%
TA Vanguard ETF Index - Aggressive Growth - SC
	12/31/2012	(1)	—	1.08 to 1.08	—	—	0.45 to 0.60	— to —
TA Vanguard ETF Index - Balanced - SC
	12/31/2012	(1)	96,948	1.05 to 1.05	101,560	—	0.45 to 0.60	— to —
TA Vanguard ETF Index - Conservative - SC
	12/31/2012	(1)	—	1.04 to 1.04	—	—	0.45 to 0.60	— to —
TA Vanguard ETF Index - Growth - SC
	12/31/2012	(1)	—	1.06 to 1.06	—	—	0.45 to 0.60	— to —
TA Legg Mason Dynamic Allocation - Balanced - SC
	12/31/2012	(1)	—	0.99 to 0.99	—	—	0.45 to 0.60	— to —
TA Legg Mason Dynamic Allocation - Growth - SC
	12/31/2012	(1)	—	0.99 to 0.99	—	—	0.45 to 0.60	— to —
TA Market Participation Strategy - SC
	12/31/2012	(1)	—	0.99 to 0.99	—	—	0.45 to 0.60	— to —

(1)	See footnote 1
*	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.
**	These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.
***	These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Effective 2012, total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Effective 2011, expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

32

Transamerica Life Insurance Company

Separate Account VA M

Notes to Financial Statements

December 31, 2012

5. Administrative and Mortality and Expense Risk Charges

TLIC deducts a daily administrative charge equal to an annual rate of 0.15% of the daily net assets value of eas subaccount for administrative expenses. TLIC also deducts an annual charge during the accumulation phase, not to exceed $35, proportionately from the subaccounts’ unit values. An annual charge ranging from 0.30% to 0.45% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

6. Income Taxes

Operations of the Separate Account form a part of TLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TLIC, as long as earnings are credited under the variable annuity contracts.

7. Dividend Distributions

Dividends are not declared by the Separate Account, since the increase in the value of the underlying investment in the Mutual Funds is reflected daily in the accumulation unit price used to calculate the equity value within the Separate Account. Consequently, a dividend distribution by the Mutual Funds does not change either the accumulation unit price or equity values within the Separate Account.

33

Transamerica Life Insurance Company

Separate Account VA M

Notes to Financial Statements

December 31, 2012

8. Fair Value Measurements and Fair Value Hierarchy

ASC 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a)	Quoted prices for similar assets or liabilities in active markets

b)	Quoted prices for identical or similar assets or liabilities in non-active markets

c)	Inputs other than quoted market prices that are observable

d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon daily unadjusted quoted prices, therefore are considered Level 1.

9. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued.

34

Transamerica Life Insurance Company

Separate Account VA M

Notes to Financial Statements

December 31, 2012

9. Subsequent Events (continued)

Description of Separate Account Consolidation and Impact on Financial Statement Presentation

Effective after the close of business April 30, 2013, TLIC will consolidate Separate Account VA M with Separate Account VA B, with Separate Account VA B being the surviving separate account after such consolidation. Financial statements of periods beginning on and after May 1, 2013, will reflect the consolidation transaction.

The consolidation will result in the financial statements of Separate Account VA M being combined with the financial statements of Separate Account VA B. In effect, the consolidation will result in the transfer of the subaccounts in Separate Account VA M to Separate Account VA B.

Each subaccount will continue to invest in the same Mutual Fund portfolio as that subaccount invested in prior to the consolidation. However subaccounts that invest in the same Mutal Fund portfolio will be combined on the financial statements of Separate Account VA B such that only one subaccount will be shown corresponding to each portfolio. TLIC however, will not exchange or convert the units of one subaccount to units of another. Instead TLIC will maintain all current subaccount units and accumulation unit values after the consolidations. Accordingly, each subaccount may reflect multiple accumulation unit values. No contract owner’s units or accumulation unit values will change in any regard as a result of the consolidations. Contract owners will have the same number of units with the same unit values immediately before as immediately after the consolidation.

35

FINANCIAL STATEMENTS

Transamerica Life Insurance Company

Separate Account VA B

Years Ended December 31, 2012 and 2011

Transamerica Life Insurance Company

Separate Account VA B

Financial Statements

Years Ended December 31, 2012 and 2011

The Board of Directors and Contract Owners

Of Separate Account VA B

Transamerica Life Insurance Company

We have audited the accompanying statements of assets and liabilities of the subaccounts of Transamerica Life Insurance Company Separate Account VA B (the Separate Account), comprised of subaccounts as listed in the accompanying statements of assets and liabilities, as of December 31, 2012, the related statements of operations and changes in net assets for the periods indicated thereon. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2012 by correspondence with the fund companies or their transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Transamerica Life Insurance Company Separate Account VA B, at December 31, 2012, and the results of their operations and changes in their net assets for the periods indicated thereon, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young

Des Moines, Iowa

April 8, 2013

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA Asset Allocation - Growth Subaccount	TA Asset Allocation - Conservative Subaccount	TA Asset Allocation - Moderate Subaccount	TA Asset Allocation - Moderate Growth Subaccount
Assets
Investment in securities:
Number of shares - Initial	26,885,225.327	23,636,958.838	43,227,265.026	48,276,284.082

Cost	$229,479,366	$239,534,607	$439,770,385	$513,631,630

Number of shares - Service	9,589,168.664	49,422,277.751	123,183,808.603	115,276,756.782

Cost	$76,578,096	$485,744,440	$1,285,006,328	$1,222,842,088

Investments in mutual funds, Level 1 quoted prices at net asset value	$328,423,683	$776,061,011	$1,805,322,816	$1,775,437,056
Receivable for units sold	161	—	—	—

Total assets	328,423,844	776,061,011	1,805,322,816	1,775,437,056

Liabilities
Payable for units redeemed	—	247	222	782

Total net assets	$328,423,844	$776,060,764	$1,805,322,594	$1,775,436,274

Net Assets:
Deferred annuity contracts terminable by owners	$328,423,844	$776,060,764	$1,805,322,594	$1,775,436,274

Total net assets	$328,423,844	$776,060,764	$1,805,322,594	$1,775,436,274

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA Asset Allocation - Growth Subaccount	TA Asset Allocation - Conservative Subaccount	TA Asset Allocation - Moderate Subaccount	TA Asset Allocation - Moderate Growth Subaccount
Accumulation units outstanding: Initial
M&E - 1.25% - Landmark	5,084,523	6,961,841	8,605,379	10,385,000

M&E - 1.25% - Landmark ML	1,594,198	241,790	1,771,393	1,940,436

M&E - 1.25% - Freedom	955,925	1,166,345	1,766,055	819,380

M&E - 1.30% - Landmark	24,490,417	21,859,360	40,790,825	44,774,327

M&E - 1.30% - Suntrust Landmark	—	—	—	—

M&E - 1.30% - Landmark Select	—	—	—	—

M&E - 1.30% - Huntington Landmark	—	—	—	—

M&E - 1.30% - Landmark ML	666,948	713,701	3,882,961	1,536,243

M&E - 1.30% - MEMBERS Landmark	—	—	—	—

M&E - 1.40% - Landmark	3,265,177	4,136,343	6,433,355	5,443,399

M&E - 1.40% - Landmark ML	4,904,843	1,673,381	3,835,523	4,313,622

M&E - 1.40% - Freedom	5,147,739	3,567,836	13,788,833	8,172,883

M&E - 1.50% - Landmark	20,614,104	34,097,121	27,648,040	33,375,587

M&E - 1.50% - Suntrust Landmark	—	—	—	—

M&E - 1.50% - Landmark Select	—	—	—	—

M&E - 1.50% - Huntington Landmark	—	—	—	—

M&E - 1.50% - Landmark ML	5,424,916	5,637,549	7,655,261	11,542,375

M&E - 1.50% - Freedom	472,087	937,635	1,212,625	1,904,740

M&E - 1.50% - MEMBERS Landmark	—	—	—	—

M&E - 1.55% - Landmark	91,749,039	72,975,794	165,120,321	208,547,543

M&E - 1.55% - Landmark ML	9,304,281	11,917,072	21,457,845	20,299,044

M&E - 1.65% - Freedom	1,178,919	1,447,690	6,179,411	3,539,266

M&E - 1.70% - Freedom	—	—	—	—

M&E - 1.70% - MEMBERS Freedom	—	—	—	—

M&E - 1.80% - Landmark	—	—	—	—

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	—	—	—	—

M&E - 1.80% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA Asset Allocation - Growth Subaccount	TA Asset Allocation - Conservative Subaccount	TA Asset Allocation - Moderate Subaccount	TA Asset Allocation - Moderate Growth Subaccount
Accumulation units outstanding: Initial
M&E - 1.85% - Freedom	—	—	—	—

M&E - 1.90% - Freedom	—	—	—	—

M&E - 1.90% - MEMBERS Freedom	—	—	—	—

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	—	—	—	—

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	—	—

M&E - 2.00% - Landmark ML	—	—	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	—	—	—	—

M&E - 2.20% - Freedom	—	—	—	—

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA Asset Allocation - Growth Subaccount	TA Asset Allocation - Conservative Subaccount	TA Asset Allocation - Moderate Subaccount	TA Asset Allocation - Moderate Growth Subaccount
Accumulation unit value: Initial
M&E - 1.25% - Landmark	$1.426436	$1.553164	$1.570026	$1.522976

M&E - 1.25% - Landmark ML	$1.426436	$1.553164	$1.570026	$1.522976

M&E - 1.25% - Freedom	$0.912494	$1.138414	$1.099631	$1.010255

M&E - 1.30% - Landmark	$1.418904	$1.544993	$1.561728	$1.514897

M&E - 1.30% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.30% - Landmark Select	$—	$—	$—	$—

M&E - 1.30% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.30% - Landmark ML	$1.418904	$1.544993	$1.561728	$1.514897

M&E - 1.30% - MEMBERS Landmark	$—	$—	$—	$—

M&E - 1.40% - Landmark	$1.404033	$1.528836	$1.545347	$1.499056

M&E - 1.40% - Landmark ML	$1.404033	$1.528836	$1.545347	$1.499056

M&E - 1.40% - Freedom	$1.327993	$1.392729	$1.424583	$1.401388

M&E - 1.50% - Landmark	$1.389338	$1.512767	$1.529176	$1.483329

M&E - 1.50% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.50% - Landmark Select	$—	$—	$—	$—

M&E - 1.50% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.50% - Landmark ML	$1.389338	$1.512767	$1.529176	$1.483329

M&E - 1.50% - Freedom	$1.389338	$1.512767	$1.529176	$1.483329

M&E - 1.50% - MEMBERS Landmark	$—	$—	$—	$—

M&E - 1.55% - Landmark	$1.382019	$1.504875	$1.521178	$1.475604

M&E - 1.55% - Landmark ML	$1.382019	$1.504875	$1.521178	$1.475604

M&E - 1.65% - Freedom	$1.367611	$1.489153	$1.505281	$1.460110

M&E - 1.70% - Freedom	$—	$—	$—	$—

M&E - 1.70% - MEMBERS Freedom	$—	$—	$—	$—

M&E - 1.80% - Landmark	$1.346223	$1.465859	$1.481721	$1.437351

M&E - 1.80% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.80% - Landmark Select	$—	$—	$—	$—

M&E - 1.80% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.80% - Landmark ML	$1.346223	$1.465859	$1.481721	$1.437351

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA Asset Allocation - Growth Subaccount	TA Asset Allocation - Conservative Subaccount	TA Asset Allocation - Moderate Subaccount	TA Asset Allocation - Moderate Growth Subaccount
Accumulation unit value: Initial
M&E - 1.85% - Freedom	$—	$—	$—	$—

M&E - 1.90% - Freedom	$—	$—	$—	$—

M&E - 1.90% - MEMBERS Freedom	$—	$—	$—	$—

M&E - 1.95% - Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark Select	$—	$—	$—	$—

M&E - 1.95% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark ML	$—	$—	$—	$—

M&E - 2.00% - Landmark	$—	$—	$—	$—

M&E - 2.00% - Suntrust Landmark	$—	$—	$—	$—

M&E - 2.00% - Landmark Select	$—	$—	$—	$—

M&E - 2.00% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.00% - Landmark ML	$—	$—	$—	$—

M&E - 2.05% - Landmark	$1.311439	$1.427973	$1.443478	$1.400187

M&E - 2.05% - Landmark ML	$1.311439	$1.427973	$1.443478	$1.400187

M&E - 2.15% - Freedom	$—	$—	$—	$—

M&E - 2.20% - Freedom	$—	$—	$—	$—

M&E - 2.30% - Landmark	$—	$—	$—	$—

M&E - 2.30% - Suntrust Landmark	$—	$—	$—	$—

M&E - 2.30% - Landmark Select	$—	$—	$—	$—

M&E - 2.30% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.30% - Landmark ML	$—	$—	$—	$—

M&E - 2.35% - Freedom	$—	$—	$—	$—

M&E - 2.45% - Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark Select	$—	$—	$—	$—

M&E - 2.45% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark ML	$—	$—	$—	$—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA Asset Allocation - Growth Subaccount	TA Asset Allocation - Conservative Subaccount	TA Asset Allocation - Moderate Subaccount	TA Asset Allocation - Moderate Growth Subaccount
Accumulation units outstanding: Service
M&E - 1.25% - Landmark	—	—	—	—

M&E - 1.25% - Landmark ML	—	—	—	—

M&E - 1.25% - Freedom	—	—	—	—

M&E - 1.30% - Landmark	21,086,265	192,730,062	468,442,126	408,616,020

M&E - 1.30% - Suntrust Landmark	1,375,777	2,234,266	7,368,625	8,287,797

M&E - 1.30% - Landmark Select	449,927	2,752,112	12,975,521	18,607,372

M&E - 1.30% - Huntington Landmark	606,164	5,848,664	30,119,642	15,437,858

M&E - 1.30% - Landmark ML	4,298,786	18,881,346	71,923,178	46,400,275

M&E - 1.30% - MEMBERS Landmark	—	—	—	—

M&E - 1.40% - Landmark	—	—	—	—

M&E - 1.40% - Landmark ML	—	—	—	—

M&E - 1.40% - Freedom	—	—	—	—

M&E - 1.50% - Landmark	13,054,455	33,230,167	97,155,175	119,845,770

M&E - 1.50% - Suntrust Landmark	83,227	539,370	1,874,103	2,044,446

M&E - 1.50% - Landmark Select	150,568	254,972	1,625,423	2,459,219

M&E - 1.50% - Huntington Landmark	52,341	1,377,429	7,004,982	10,305,409

M&E - 1.50% - Landmark ML	838,995	3,951,358	11,633,948	16,498,862

M&E - 1.50% - Freedom	—	—	—	—

M&E - 1.50% - MEMBERS Landmark	—	—	—	—

M&E - 1.55% - Landmark	—	—	—	—

M&E - 1.55% - Landmark ML	—	—	—	—

M&E - 1.65% - Freedom	1,120,540	2,921,253	5,700,142	4,678,653

M&E - 1.70% - Freedom	3,145,542	45,367,960	61,967,152	53,294,377

M&E - 1.70% - MEMBERS Freedom	—	—	—	—

M&E - 1.80% - Landmark	2,578,298	16,893,897	21,470,418	16,916,868

M&E - 1.80% - Suntrust Landmark	—	122,141	1,447	—

M&E - 1.80% - Landmark Select	—	48,205	141,367	—

M&E - 1.80% - Huntington Landmark	—	48,187	256,791	1,052,951

M&E - 1.80% - Landmark ML	—	1,462,925	3,989,524	2,157,605

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA Asset Allocation - Growth Subaccount	TA Asset Allocation - Conservative Subaccount	TA Asset Allocation - Moderate Subaccount	TA Asset Allocation - Moderate Growth Subaccount
Accumulation units outstanding: Service
M&E - 1.85% - Freedom	614,107	1,118,180	1,789,265	2,566,764

M&E - 1.90% - Freedom	592,542	6,327,828	12,386,652	21,418,628

M&E - 1.90% - MEMBERS Freedom	—	—	—	—

M&E - 1.95% - Landmark	—	4,565,661	5,020,554	12,075,546

M&E - 1.95% - Landmark Select	—	—	—	32,695

M&E - 1.95% - Huntington Landmark	—	—	282,263	64,698

M&E - 1.95% - Landmark ML	—	203,576	567,740	6,920,183

M&E - 2.00% - Landmark	240,112	2,657,883	4,758,048	5,652,131

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	2,983	231,232

M&E - 2.00% - Landmark ML	—	218,246	1,554,329	797,854

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	1,923,863	1,011,422	2,180,864	4,362,283

M&E - 2.20% - Freedom	3,306,080	208,825	2,780,944	5,119,577

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	1,644,339	1,583,843

M&E - 2.45% - Landmark	—	46,164	9,028	413,860

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA Asset Allocation - Growth Subaccount	TA Asset Allocation - Conservative Subaccount	TA Asset Allocation - Moderate Subaccount	TA Asset Allocation - Moderate Growth Subaccount
Accumulation unit value: Service
M&E - 1.25% - Landmark	$—	$—	$—	$—

M&E - 1.25% - Landmark ML	$—	$—	$—	$—

M&E - 1.25% - Freedom	$—	$—	$—	$—

M&E - 1.30% - Landmark	$1.666162	$1.608077	$1.682810	$1.694938

M&E - 1.30% - Suntrust Landmark	$1.666162	$1.608077	$1.682810	$1.694938

M&E - 1.30% - Landmark Select	$1.666162	$1.608077	$1.682810	$1.694938

M&E - 1.30% - Huntington Landmark	$0.914167	$1.124738	$1.084434	$1.003972

M&E - 1.30% - Landmark ML	$1.666162	$1.608077	$1.682810	$1.694938

M&E - 1.30% - MEMBERS Landmark	$—	$—	$—	$—

M&E - 1.40% - Landmark	$—	$—	$—	$—

M&E - 1.40% - Landmark ML	$—	$—	$—	$—

M&E - 1.40% - Freedom	$—	$—	$—	$—

M&E - 1.50% - Landmark	$1.634649	$1.577709	$1.650977	$1.662940

M&E - 1.50% - Suntrust Landmark	$1.634649	$1.577709	$1.650977	$1.662940

M&E - 1.50% - Landmark Select	$1.634649	$1.577709	$1.650977	$1.662940

M&E - 1.50% - Huntington Landmark	$0.904655	$1.113028	$1.073105	$0.993516

M&E - 1.50% - Landmark ML	$1.634649	$1.577709	$1.650977	$1.662940

M&E - 1.50% - Freedom	$—	$—	$—	$—

M&E - 1.50% - MEMBERS Landmark	$—	$—	$—	$—

M&E - 1.55% - Landmark	$—	$—	$—	$—

M&E - 1.55% - Landmark ML	$—	$—	$—	$—

M&E - 1.65% - Freedom	$1.611441	$1.555314	$1.627573	$1.639313

M&E - 1.70% - Freedom	$0.964449	$1.159346	$1.134894	$1.054546

M&E - 1.70% - MEMBERS Freedom	$—	$—	$—	$—

M&E - 1.80% - Landmark	$1.588650	$1.533280	$1.604492	$1.616089

M&E - 1.80% - Suntrust Landmark	$1.588650	$1.533280	$1.604492	$1.616089

M&E - 1.80% - Landmark Select	$1.588650	$1.533280	$1.604492	$1.616089

M&E - 1.80% - Huntington Landmark	$0.890573	$1.095719	$1.056449	$0.978062

M&E - 1.80% - Landmark ML	$1.588650	$1.533280	$1.604492	$1.616089

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA Asset Allocation - Growth Subaccount	TA Asset Allocation - Conservative Subaccount	TA Asset Allocation - Moderate Subaccount	TA Asset Allocation - Moderate Growth Subaccount
Accumulation unit value: Service
M&E - 1.85% - Freedom	$1.581078	$1.526033	$1.596894	$1.608418

M&E - 1.90% - Freedom	$0.951866	$1.144254	$1.120068	$1.040835

M&E - 1.90% - MEMBERS Freedom	$—	$—	$—	$—

M&E - 1.95% - Landmark	$—	$1.350946	$1.392087	$1.379332

M&E - 1.95% - Landmark Select	$—	$1.094890	$1.076523	$1.027546

M&E - 1.95% - Huntington Landmark	$—	$1.094890	$1.076523	$1.027546

M&E - 1.95% - Landmark ML	$—	$1.094890	$1.076523	$1.027546

M&E - 2.00% - Landmark	$1.558709	$1.504440	$1.574321	$1.585737

M&E - 2.00% - Suntrust Landmark	$1.558709	$1.504440	$1.574321	$1.585737

M&E - 2.00% - Landmark Select	$1.558709	$1.504440	$1.574321	$1.585737

M&E - 2.00% - Huntington Landmark	$0.881311	$1.084334	$1.045472	$0.967917

M&E - 2.00% - Landmark ML	$1.558709	$1.504440	$1.574321	$1.585737

M&E - 2.05% - Landmark	$—	$—	$—	$—

M&E - 2.05% - Landmark ML	$—	$—	$—	$—

M&E - 2.15% - Freedom	$1.536724	$1.483185	$1.552088	$1.563319

M&E - 2.20% - Freedom	$0.933366	$1.122023	$1.098309	$1.020578

M&E - 2.30% - Landmark	$1.515039	$1.462256	$1.530219	$1.541252

M&E - 2.30% - Suntrust Landmark	$1.515039	$1.462256	$1.530219	$1.541252

M&E - 2.30% - Landmark Select	$1.515039	$1.462256	$1.530219	$1.541252

M&E - 2.30% - Huntington Landmark	$0.867689	$1.067543	$1.029315	$0.952913

M&E - 2.30% - Landmark ML	$1.515039	$1.462256	$1.530219	$1.541252

M&E - 2.35% - Freedom	$—	$1.073904	$1.055865	$1.007823

M&E - 2.45% - Landmark	$—	$1.068724	$1.050752	$1.002978

M&E - 2.45% - Landmark Select	$—	$1.068724	$1.050752	$1.002978

M&E - 2.45% - Huntington Landmark	$—	$1.068724	$1.050752	$1.002978

M&E - 2.45% - Landmark ML	$—	$1.068724	$1.050752	$1.002978

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA WMC Diversified Growth Subaccount	TA MFS International Equity Subaccount	TA Clarion Global Real Estate Securities Subaccount	TA Systematic Small/Mid Cap Value Subaccount
Assets
Investment in securities:
Number of shares - Initial	9,031,761.882	8,158,561.783	3,904,615.770	7,283,730.534

Cost	$208,450,413	$56,030,192	$42,489,025	$128,515,767

Number of shares - Service	994,601.758	2,006,024.555	2,262,066.874	1,459,726.121

Cost	$21,746,429	$13,604,332	$25,868,153	$28,627,046

Investments in mutual funds, Level 1 quoted prices at net asset value	$243,241,992	$75,728,858	$74,570,029	$152,383,256
Receivable for units sold	128	30	—	—

Total assets	243,242,120	75,728,888	74,570,029	152,383,256

Liabilities
Payable for units redeemed	—	—	43	88

Total net assets	$243,242,120	$75,728,888	$74,569,986	$152,383,168

Net Assets:
Deferred annuity contracts terminable by owners	$243,242,120	$75,728,888	$74,569,986	$152,383,168

Total net assets	$243,242,120	$75,728,888	$74,569,986	$152,383,168

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA WMC Diversified Growth Subaccount	TA MFS International Equity Subaccount	TA Clarion Global Real Estate Securities Subaccount	TA Systematic Small/Mid Cap Value Subaccount
Accumulation units outstanding: Initial
M&E - 1.25% - Landmark	8,210,029	2,123,558	845,902	4,533,246

M&E - 1.25% - Landmark ML	1,661,598	282,686	53,782	1,120,653

M&E - 1.25% - Freedom	2,364,195	176,464	193,415	920,470

M&E - 1.30% - Landmark	13,889,144	6,022,690	3,084,617	498,602

M&E - 1.30% - Suntrust Landmark	—	—	—	—

M&E - 1.30% - Landmark Select	—	—	—	—

M&E - 1.30% - Huntington Landmark	—	—	—	—

M&E - 1.30% - Landmark ML	511,223	163,263	90,879	52,093

M&E - 1.30% - MEMBERS Landmark	—	—	—	—

M&E - 1.40% - Landmark	51,957,567	1,727,101	924,423	5,157,941

M&E - 1.40% - Landmark ML	15,827,411	730,877	190,928	1,204,093

M&E - 1.40% - Freedom	12,628,178	2,311,621	1,386,224	5,847,359

M&E - 1.50% - Landmark	24,230,058	7,572,170	2,788,271	13,548,930

M&E - 1.50% - Suntrust Landmark	—	—	—	—

M&E - 1.50% - Landmark Select	—	—	—	—

M&E - 1.50% - Huntington Landmark	—	—	—	—

M&E - 1.50% - Landmark ML	5,270,878	1,555,405	223,110	3,886,617

M&E - 1.50% - Freedom	532,323	188,327	74,736	—

M&E - 1.50% - MEMBERS Landmark	—	—	—	—

M&E - 1.55% - Landmark	67,108,047	21,120,188	9,535,963	710,005

M&E - 1.55% - Landmark ML	12,412,982	2,317,566	1,081,237	541,989

M&E - 1.65% - Freedom	1,576,693	433,577	212,233	5,278

M&E - 1.70% - Freedom	—	—	—	—

M&E - 1.70% - MEMBERS Freedom	—	—	—	—

M&E - 1.80% - Landmark	—	—	—	—

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	—	—	—	—

M&E - 1.80% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA WMC Diversified Growth Subaccount	TA MFS International Equity Subaccount	TA Clarion Global Real Estate Securities Subaccount	TA Systematic Small/Mid Cap Value Subaccount
Accumulation units outstanding: Initial
M&E - 1.85% - Freedom	—	—	—	—

M&E - 1.90% - Freedom	—	—	—	—

M&E - 1.90% - MEMBERS Freedom	—	—	—	—

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	—	—	—	—

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	—	—

M&E - 2.00% - Landmark ML	—	—	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	—	—	—	—

M&E - 2.20% - Freedom	—	—	—	—

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA WMC Diversified Growth Subaccount	TA MFS International Equity Subaccount	TA Clarion Global Real Estate Securities Subaccount	TA Systematic Small/Mid Cap Value Subaccount
Accumulation unit value: Initial
M&E - 1.25% - Landmark	$1.186249	$1.284313	$2.344689	$2.401091

M&E - 1.25% - Landmark ML	$1.186249	$1.284313	$2.344689	$2.401091

M&E - 1.25% - Freedom	$0.940904	$0.987451	$0.870207	$1.310052

M&E - 1.30% - Landmark	$1.484781	$1.575082	$2.332372	$2.550630

M&E - 1.30% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.30% - Landmark Select	$—	$—	$—	$—

M&E - 1.30% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.30% - Landmark ML	$1.484781	$1.575082	$2.332372	$2.550630

M&E - 1.30% - MEMBERS Landmark	$—	$—	$—	$—

M&E - 1.40% - Landmark	$0.902570	$1.262298	$2.307934	$7.647247

M&E - 1.40% - Landmark ML	$0.902570	$1.262298	$2.307934	$7.647247

M&E - 1.40% - Freedom	$1.313354	$1.556407	$1.904105	$2.110299

M&E - 1.50% - Landmark	$1.152560	$1.247826	$2.283753	$2.332960

M&E - 1.50% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.50% - Landmark Select	$—	$—	$—	$—

M&E - 1.50% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.50% - Landmark ML	$1.152560	$1.247826	$2.283753	$2.332960

M&E - 1.50% - Freedom	$0.891358	$1.247826	$2.283753	$7.008813

M&E - 1.50% - MEMBERS Landmark	$—	$—	$—	$—

M&E - 1.55% - Landmark	$0.885855	$1.240712	$2.271788	$7.472625

M&E - 1.55% - Landmark ML	$0.885855	$1.240712	$2.271788	$7.473906

M&E - 1.65% - Freedom	$0.874866	$1.226517	$2.248019	$6.850709

M&E - 1.70% - Freedom	$—	$—	$—	$—

M&E - 1.70% - MEMBERS Freedom	$—	$—	$—	$—

M&E - 1.80% - Landmark	$1.408682	$1.494444	$2.212882	$2.419989

M&E - 1.80% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.80% - Landmark Select	$—	$—	$—	$—

M&E - 1.80% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.80% - Landmark ML	$1.408682	$1.494444	$2.212882	$2.419989

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA WMC Diversified Growth Subaccount	TA MFS International Equity Subaccount	TA Clarion Global Real Estate Securities Subaccount	TA Systematic Small/Mid Cap Value Subaccount
Accumulation unit value: Initial
M&E - 1.85% - Freedom	$—	$—	$—	$—

M&E - 1.90% - Freedom	$—	$—	$—	$—

M&E - 1.90% - MEMBERS Freedom	$—	$—	$—	$—

M&E - 1.95% - Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark Select	$—	$—	$—	$—

M&E - 1.95% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark ML	$—	$—	$—	$—

M&E - 2.00% - Landmark	$—	$—	$—	$—

M&E - 2.00% - Suntrust Landmark	$—	$—	$—	$—

M&E - 2.00% - Landmark Select	$—	$—	$—	$—

M&E - 2.00% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.00% - Landmark ML	$0.935799	$—	$—	$—

M&E - 2.05% - Landmark	$1.372240	$1.455806	$2.155723	$2.357463

M&E - 2.05% - Landmark ML	$1.372240	$1.455806	$2.155723	$2.357463

M&E - 2.15% - Freedom	$—	$—	$—	$—

M&E - 2.20% - Freedom	$—	$—	$—	$—

M&E - 2.30% - Landmark	$0.918933	$—	$—	$—

M&E - 2.30% - Suntrust Landmark	$—	$—	$—	$—

M&E - 2.30% - Landmark Select	$—	$—	$—	$—

M&E - 2.30% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.30% - Landmark ML	$0.918933	$—	$—	$—

M&E - 2.35% - Freedom	$—	$—	$—	$—

M&E - 2.45% - Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark Select	$—	$—	$—	$—

M&E - 2.45% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark ML	$—	$—	$—	$—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA WMC Diversified Growth Subaccount	TA MFS International Equity Subaccount	TA Clarion Global Real Estate Securities Subaccount	TA Systematic Small/Mid Cap Value Subaccount
Accumulation units outstanding: Service
M&E - 1.25% - Landmark	—	—	—	—

M&E - 1.25% - Landmark ML	—	—	—	—

M&E - 1.25% - Freedom	—	—	—	—

M&E - 1.30% - Landmark	7,224,741	3,433,850	6,821,210	12,494,272

M&E - 1.30% - Suntrust Landmark	96,035	9,425	5,377	—

M&E - 1.30% - Landmark Select	137,559	28,701	13,358	—

M&E - 1.30% - Huntington Landmark	198,246	33,684	225,947	192,896

M&E - 1.30% - Landmark ML	463,455	297,179	309,762	98,962

M&E - 1.30% - MEMBERS Landmark	—	946,233	461,811	—

M&E - 1.40% - Landmark	—	—	—	—

M&E - 1.40% - Landmark ML	—	—	—	—

M&E - 1.40% - Freedom	—	—	—	—

M&E - 1.50% - Landmark	2,917,722	1,378,977	2,718,879	4,506,246

M&E - 1.50% - Suntrust Landmark	80,346	5,472	8,727	—

M&E - 1.50% - Landmark Select	23,537	—	—	—

M&E - 1.50% - Huntington Landmark	68,239	60,007	216,120	95,846

M&E - 1.50% - Landmark ML	419,797	76,137	56,801	198,189

M&E - 1.50% - Freedom	—	—	—	—

M&E - 1.50% - MEMBERS Landmark	—	173,925	93,740	—

M&E - 1.55% - Landmark	—	—	—	—

M&E - 1.55% - Landmark ML	—	—	—	—

M&E - 1.65% - Freedom	228,429	44,404	33,795	5,704

M&E - 1.70% - Freedom	1,072,133	915,158	1,274,634	1,055,697

M&E - 1.70% - MEMBERS Freedom	—	75,640	186,460	—

M&E - 1.80% - Landmark	932,548	134,905	419,989	262,943

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	2,305	1,981	—	—

M&E - 1.80% - Huntington Landmark	11,580	—	64,685	—

M&E - 1.80% - Landmark ML	11,909	—	12,930	2,390

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA WMC Diversified Growth Subaccount	TA MFS International Equity Subaccount	TA Clarion Global Real Estate Securities Subaccount	TA Systematic Small/Mid Cap Value Subaccount
Accumulation units outstanding: Service
M&E - 1.85% - Freedom	413,345	146,301	49,937	2,026

M&E - 1.90% - Freedom	321,193	216,773	87,411	119,960

M&E - 1.90% - MEMBERS Freedom	—	24,854	27,711	—

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	31,161	10,302	38,233	61,211

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	2,942	—	2,092	—

M&E - 2.00% - Landmark ML	—	—	12,491	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	742,543	73,599	165,596	41,954

M&E - 2.20% - Freedom	536,940	95,182	32,577	9,579

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA WMC Diversified Growth Subaccount	TA MFS International Equity Subaccount	TA Clarion Global Real Estate Securities Subaccount	TA Systematic Small/Mid Cap Value Subaccount
Accumulation unit value: Service
M&E - 1.25% - Landmark	$—	$—	$—	$—

M&E - 1.25% - Landmark ML	$—	$—	$—	$—

M&E - 1.25% - Freedom	$—	$—	$—	$—

M&E - 1.30% - Landmark	$1.612851	$1.978606	$2.319167	$1.318339

M&E - 1.30% - Suntrust Landmark	$1.612851	$1.978606	$2.319167	$—

M&E - 1.30% - Landmark Select	$1.612851	$1.978606	$2.319167	$1.318339

M&E - 1.30% - Huntington Landmark	$0.909413	$1.002713	$0.967944	$1.318339

M&E - 1.30% - Landmark ML	$1.612851	$1.978606	$2.319167	$1.318339

M&E - 1.30% - MEMBERS Landmark	$—	$1.978606	$2.319167	$—

M&E - 1.40% - Landmark	$—	$—	$—	$—

M&E - 1.40% - Landmark ML	$—	$—	$—	$—

M&E - 1.40% - Freedom	$—	$—	$—	$—

M&E - 1.50% - Landmark	$1.582325	$1.941176	$2.275322	$1.305548

M&E - 1.50% - Suntrust Landmark	$1.582325	$1.941176	$2.275322	$—

M&E - 1.50% - Landmark Select	$1.582325	$1.941176	$2.275322	$1.305548

M&E - 1.50% - Huntington Landmark	$0.899949	$0.992254	$0.957852	$1.305548

M&E - 1.50% - Landmark ML	$1.582325	$1.941176	$2.275322	$1.305548

M&E - 1.50% - Freedom	$—	$—	$—	$—

M&E - 1.50% - MEMBERS Landmark	$—	$1.941176	$2.275322	$—

M&E - 1.55% - Landmark	$—	$—	$—	$—

M&E - 1.55% - Landmark ML	$—	$—	$—	$—

M&E - 1.65% - Freedom	$1.559892	$1.913640	$2.243045	$1.296030

M&E - 1.70% - Freedom	$0.936427	$1.072425	$1.077042	$1.292896

M&E - 1.70% - MEMBERS Freedom	$—	$1.072425	$1.077042	$—

M&E - 1.80% - Landmark	$1.537808	$1.886504	$2.211273	$1.286608

M&E - 1.80% - Suntrust Landmark	$1.537808	$1.886504	$2.211273	$—

M&E - 1.80% - Landmark Select	$1.537808	$1.886504	$2.211273	$1.286608

M&E - 1.80% - Huntington Landmark	$0.885940	$0.976798	$0.942948	$1.286608

M&E - 1.80% - Landmark ML	$1.537808	$1.886504	$2.211273	$1.286608

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA WMC Diversified Growth Subaccount	TA MFS International Equity Subaccount	TA Clarion Global Real Estate Securities Subaccount	TA Systematic Small/Mid Cap Value Subaccount
Accumulation unit value: Service
M&E - 1.85% - Freedom	$1.530471	$1.877541	$2.200836	$1.283510

M&E - 1.90% - Freedom	$0.924203	$1.058428	$1.062988	$1.280359

M&E - 1.90% - MEMBERS Freedom	$—	$1.058428	$1.062988	$—

M&E - 1.95% - Landmark	$—	$—	$—	$1.277274

M&E - 1.95% - Landmark Select	$—	$—	$—	$—

M&E - 1.95% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark ML	$—	$—	$—	$—

M&E - 2.00% - Landmark	$1.508818	$1.851021	$2.169653	$1.274168

M&E - 2.00% - Suntrust Landmark	$1.508818	$1.851021	$2.169653	$—

M&E - 2.00% - Landmark Select	$1.508818	$1.851021	$2.169653	$1.274168

M&E - 2.00% - Huntington Landmark	$0.876741	$0.966683	$0.933163	$1.274168

M&E - 2.00% - Landmark ML	$1.508818	$1.851021	$2.169653	$1.274168

M&E - 2.05% - Landmark	$—	$—	$—	$—

M&E - 2.05% - Landmark ML	$—	$—	$—	$—

M&E - 2.15% - Freedom	$1.487541	$1.824864	$2.139045	$1.264937

M&E - 2.20% - Freedom	$0.906245	$1.037862	$1.042314	$1.261879

M&E - 2.30% - Landmark	$1.466552	$1.799183	$2.108886	$1.255790

M&E - 2.30% - Suntrust Landmark	$1.466552	$1.799183	$2.108886	$—

M&E - 2.30% - Landmark Select	$1.466552	$1.799183	$2.108886	$1.255790

M&E - 2.30% - Huntington Landmark	$0.863185	$0.951709	$0.918700	$1.255790

M&E - 2.30% - Landmark ML	$1.466552	$1.799183	$2.108886	$1.255790

M&E - 2.35% - Freedom	$—	$—	$—	$—

M&E - 2.45% - Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark Select	$—	$—	$—	$—

M&E - 2.45% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark ML	$—	$—	$—	$—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA Multi-Managed Balanced Subaccount	TA Jennison Growth Subaccount	TA JPMorgan Enhanced Index Subaccount	TA AEGON High Yield Bond Subaccount
Assets
Investment in securities:
Number of shares - Initial	2,769,186.512	18,359,140.009	4,806,887.260	11,287,119.431

Cost	$34,028,333	$135,960,919	$52,635,879	$87,008,670

Number of shares - Service	6,537,998.303	2,210,712.643	329,929.115	6,896,212.027

Cost	$77,051,057	$17,359,528	$4,168,865	$54,673,537

Investments in mutual funds, Level 1 quoted prices at net asset value	$111,515,473	$173,255,843	$69,096,779	$149,611,106
Receivable for units sold	—	—	—	—

Total assets	111,515,473	173,255,843	69,096,779	149,611,106

Liabilities
Payable for units redeemed	47	39	32	52

Total net assets	$111,515,426	$173,255,804	$69,096,747	$149,611,054

Net Assets:
Deferred annuity contracts terminable by owners	$111,515,426	$173,255,804	$69,096,747	$149,611,054

Total net assets	$111,515,426	$173,255,804	$69,096,747	$149,611,054

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA Multi-Managed Balanced Subaccount	TA Jennison Growth Subaccount	TA JPMorgan Enhanced Index Subaccount	TA AEGON High Yield Bond Subaccount
Accumulation units outstanding: Initial
M&E - 1.25% - Landmark	715,686	4,719,091	3,605,582	2,512,915

M&E - 1.25% - Landmark ML	45,179	1,983,969	621,131	271,753

M&E - 1.25% - Freedom	88,733	827,228	567,402	381,360

M&E - 1.30% - Landmark	3,840,637	9,936,627	2,922,701	5,306,608

M&E - 1.30% - Suntrust Landmark	—	—	—	—

M&E - 1.30% - Landmark Select	—	—	—	—

M&E - 1.30% - Huntington Landmark	—	—	—	—

M&E - 1.30% - Landmark ML	40,016	652,897	185,921	224,524

M&E - 1.30% - MEMBERS Landmark	—	—	—	—

M&E - 1.40% - Landmark	1,080,796	26,525,019	5,366,682	2,834,052

M&E - 1.40% - Landmark ML	175,228	9,302,789	3,394,482	755,885

M&E - 1.40% - Freedom	669,621	6,860,588	4,540,912	1,511,295

M&E - 1.50% - Landmark	2,827,219	20,278,956	7,775,561	8,887,173

M&E - 1.50% - Suntrust Landmark	—	—	—	—

M&E - 1.50% - Landmark Select	—	—	—	—

M&E - 1.50% - Huntington Landmark	—	—	—	—

M&E - 1.50% - Landmark ML	83,107	5,647,477	1,266,381	880,631

M&E - 1.50% - Freedom	535,473	132,447	45,859	335,854

M&E - 1.50% - MEMBERS Landmark	—	—	—	—

M&E - 1.55% - Landmark	8,665,216	42,949,002	11,433,370	23,194,900

M&E - 1.55% - Landmark ML	668,415	9,049,180	1,806,413	1,660,999

M&E - 1.65% - Freedom	200,584	985,228	57,864	220,385

M&E - 1.70% - Freedom	—	—	—	—

M&E - 1.70% - MEMBERS Freedom	—	—	—	—

M&E - 1.80% - Landmark	—	—	—	—

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	—	—	—	—

M&E - 1.80% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA Multi-Managed Balanced Subaccount	TA Jennison Growth Subaccount	TA JPMorgan Enhanced Index Subaccount	TA AEGON High Yield Bond Subaccount
Accumulation units outstanding: Initial
M&E - 1.85% - Freedom	—	—	—	—

M&E - 1.90% - Freedom	—	—	—	—

M&E - 1.90% - MEMBERS Freedom	—	—	—	—

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	—	—	—	—

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	—	—

M&E - 2.00% - Landmark ML	—	—	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	—	—	—	—

M&E - 2.20% - Freedom	—	—	—	—

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA Multi-Managed Balanced Subaccount	TA Jennison Growth Subaccount	TA JPMorgan Enhanced Index Subaccount	TA AEGON High Yield Bond Subaccount
Accumulation unit value: Initial
M&E - 1.25% - Landmark	$1.747752	$1.099890	$1.157026	$1.976566

M&E - 1.25% - Landmark ML	$1.747752	$1.099890	$1.157026	$1.976566

M&E - 1.25% - Freedom	$1.251552	$1.149698	$1.003915	$1.388301

M&E - 1.30% - Landmark	$1.738528	$1.380840	$1.380371	$1.969227

M&E - 1.30% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.30% - Landmark Select	$—	$—	$—	$—

M&E - 1.30% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.30% - Landmark ML	$1.738528	$1.380840	$1.380371	$1.969227

M&E - 1.30% - MEMBERS Landmark	$—	$—	$—	$—

M&E - 1.40% - Landmark	$1.720340	$1.076768	$1.774989	$1.903896

M&E - 1.40% - Landmark ML	$1.720340	$1.076768	$1.774989	$1.903896

M&E - 1.40% - Freedom	$1.636750	$1.435729	$1.330616	$1.703142

M&E - 1.50% - Landmark	$1.702306	$1.068677	$1.124191	$1.920489

M&E - 1.50% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.50% - Landmark Select	$—	$—	$—	$—

M&E - 1.50% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.50% - Landmark ML	$1.702306	$1.068677	$1.124191	$1.920489

M&E - 1.50% - Freedom	$1.702306	$1.058682	$1.747161	$1.876761

M&E - 1.50% - MEMBERS Landmark	$—	$—	$—	$—

M&E - 1.55% - Landmark	$1.693398	$1.052131	$1.734465	$1.863261

M&E - 1.55% - Landmark ML	$1.693398	$1.052271	$1.734769	$1.863261

M&E - 1.65% - Freedom	$1.675669	$1.034751	$1.707718	$1.836727

M&E - 1.70% - Freedom	$—	$—	$—	$—

M&E - 1.70% - MEMBERS Freedom	$—	$—	$—	$—

M&E - 1.80% - Landmark	$1.649495	$1.310124	$1.309645	$1.868386

M&E - 1.80% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.80% - Landmark Select	$—	$—	$—	$—

M&E - 1.80% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.80% - Landmark ML	$1.649495	$1.310124	$1.309645	$1.868386

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA Multi-Managed Balanced Subaccount	TA Jennison Growth Subaccount	TA JPMorgan Enhanced Index Subaccount	TA AEGON High Yield Bond Subaccount
Accumulation unit value: Initial
M&E - 1.85% - Freedom	$—	$—	$—	$—

M&E - 1.90% - Freedom	$—	$—	$—	$—

M&E - 1.90% - MEMBERS Freedom	$—	$—	$—	$—

M&E - 1.95% - Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark Select	$—	$—	$—	$—

M&E - 1.95% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark ML	$—	$—	$—	$—

M&E - 2.00% - Landmark	$—	$—	$—	$—

M&E - 2.00% - Suntrust Landmark	$—	$—	$—	$—

M&E - 2.00% - Landmark Select	$—	$—	$—	$—

M&E - 2.00% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.00% - Landmark ML	$—	$—	$—	$—

M&E - 2.05% - Landmark	$1.606907	$1.276252	$1.275757	$1.820088

M&E - 2.05% - Landmark ML	$1.606907	$1.276252	$1.275757	$1.820088

M&E - 2.15% - Freedom	$—	$—	$—	$—

M&E - 2.20% - Freedom	$—	$—	$—	$—

M&E - 2.30% - Landmark	$—	$—	$—	$—

M&E - 2.30% - Suntrust Landmark	$—	$—	$—	$—

M&E - 2.30% - Landmark Select	$—	$—	$—	$—

M&E - 2.30% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.30% - Landmark ML	$—	$—	$—	$—

M&E - 2.35% - Freedom	$—	$—	$—	$—

M&E - 2.45% - Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark Select	$—	$—	$—	$—

M&E - 2.45% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark ML	$—	$—	$—	$—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA Multi-Managed Balanced Subaccount	TA Jennison Growth Subaccount	TA JPMorgan Enhanced Index Subaccount	TA AEGON High Yield Bond Subaccount
Accumulation units outstanding: Service
M&E - 1.25% - Landmark	—	—	—	—

M&E - 1.25% - Landmark ML	11,104	—	—	—

M&E - 1.25% - Freedom	—	—	—	—

M&E - 1.30% - Landmark	23,787,418	5,323,504	1,260,282	12,258,366

M&E - 1.30% - Suntrust Landmark	20,069	206,874	4,841	103,161

M&E - 1.30% - Landmark Select	47,993	79,401	54,648	44,186

M&E - 1.30% - Huntington Landmark	900,723	256,881	10,974	348,666

M&E - 1.30% - Landmark ML	2,587,096	375,353	45,895	193,373

M&E - 1.30% - MEMBERS Landmark	—	—	—	2,153,605

M&E - 1.40% - Landmark	—	—	—	—

M&E - 1.40% - Landmark ML	11,270	—	—	—

M&E - 1.40% - Freedom	—	—	—	—

M&E - 1.50% - Landmark	8,569,829	2,718,536	929,971	11,621,584

M&E - 1.50% - Suntrust Landmark	15,368	12,124	3,888	16,380

M&E - 1.50% - Landmark Select	155,023	—	—	—

M&E - 1.50% - Huntington Landmark	347,199	97,423	—	149,070

M&E - 1.50% - Landmark ML	590,437	170,175	—	88,835

M&E - 1.50% - Freedom	—	—	—	—

M&E - 1.50% - MEMBERS Landmark	—	—	—	275,287

M&E - 1.55% - Landmark	—	—	—	—

M&E - 1.55% - Landmark ML	334,838	—	—	—

M&E - 1.65% - Freedom	60,337	80,899	21,396	98,423

M&E - 1.70% - Freedom	4,597,210	891,544	291,356	2,434,724

M&E - 1.70% - MEMBERS Freedom	—	—	—	261,946

M&E - 1.80% - Landmark	1,394,999	212,078	44,254	983,941

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	2,196	—	—

M&E - 1.80% - Huntington Landmark	37,717	—	—	28,911

M&E - 1.80% - Landmark ML	148,104	5,542	—	1,923

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA Multi-Managed Balanced Subaccount	TA Jennison Growth Subaccount	TA JPMorgan Enhanced Index Subaccount	TA AEGON High Yield Bond Subaccount
Accumulation units outstanding: Service
M&E - 1.85% - Freedom	56,745	49,073	4,178	479,791

M&E - 1.90% - Freedom	783,003	162,177	15,513	179,922

M&E - 1.90% - MEMBERS Freedom	—	—	—	29,431

M&E - 1.95% - Landmark	1,610,887	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	3,438	—	—	—

M&E - 1.95% - Landmark ML	66,384	—	—	—

M&E - 2.00% - Landmark	199,996	47,472	7,514	152,044

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	23,044	—	—	1,248

M&E - 2.00% - Landmark ML	41,390	—	—	11,638

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	58,660	594,339	172,877	551,200

M&E - 2.20% - Freedom	5,539	93,310	45,370	10,787

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	152,896	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA Multi-Managed Balanced Subaccount	TA Jennison Growth Subaccount	TA JPMorgan Enhanced Index Subaccount	TA AEGON High Yield Bond Subaccount
Accumulation unit value: Service
M&E - 1.25% - Landmark	$—	$—	$—	$—

M&E - 1.25% - Landmark ML	$1.285530	$—	$—	$—

M&E - 1.25% - Freedom	$—	$—	$—	$—

M&E - 1.30% - Landmark	$1.769538	$1.700742	$1.607288	$1.818674

M&E - 1.30% - Suntrust Landmark	$1.769538	$1.700742	$1.607288	$1.818674

M&E - 1.30% - Landmark Select	$1.769538	$1.700742	$1.607288	$1.818674

M&E - 1.30% - Huntington Landmark	$1.224345	$1.127018	$1.019300	$1.421043

M&E - 1.30% - Landmark ML	$1.769538	$1.700742	$1.607288	$1.818674

M&E - 1.30% - MEMBERS Landmark	$—	$—	$—	$1.818674

M&E - 1.40% - Landmark	$—	$—	$—	$—

M&E - 1.40% - Landmark ML	$1.280456	$—	$—	$—

M&E - 1.40% - Freedom	$—	$—	$—	$—

M&E - 1.50% - Landmark	$1.736065	$1.668593	$1.576937	$1.784325

M&E - 1.50% - Suntrust Landmark	$1.736065	$1.668593	$1.576937	$1.784325

M&E - 1.50% - Landmark Select	$1.736065	$1.668593	$1.576937	$1.784325

M&E - 1.50% - Huntington Landmark	$1.211587	$1.115275	$1.008650	$1.406256

M&E - 1.50% - Landmark ML	$1.736065	$1.668593	$1.576937	$1.784325

M&E - 1.50% - Freedom	$—	$—	$—	$—

M&E - 1.50% - MEMBERS Landmark	$—	$—	$—	$1.784325

M&E - 1.55% - Landmark	$—	$—	$—	$—

M&E - 1.55% - Landmark ML	$1.275378	$—	$—	$—

M&E - 1.65% - Freedom	$1.711390	$1.644910	$1.554530	$1.759012

M&E - 1.70% - Freedom	$1.289312	$1.147614	$1.113290	$1.463013

M&E - 1.70% - MEMBERS Freedom	$—	$—	$—	$1.463013

M&E - 1.80% - Landmark	$1.687164	$1.621594	$1.532527	$1.734128

M&E - 1.80% - Suntrust Landmark	$1.687164	$1.621594	$1.532527	$1.734128

M&E - 1.80% - Landmark Select	$1.687164	$1.621594	$1.532527	$1.734128

M&E - 1.80% - Huntington Landmark	$1.192729	$1.097922	$0.992929	$1.384384

M&E - 1.80% - Landmark ML	$1.687164	$1.621594	$1.532527	$1.734128

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA Multi-Managed Balanced Subaccount	TA Jennison Growth Subaccount	TA JPMorgan Enhanced Index Subaccount	TA AEGON High Yield Bond Subaccount
Accumulation unit value: Service
M&E - 1.85% - Freedom	$1.679167	$1.613918	$1.525271	$1.725868

M&E - 1.90% - Freedom	$1.272464	$1.132690	$1.098742	$1.444044

M&E - 1.90% - MEMBERS Freedom	$—	$—	$—	$1.444044

M&E - 1.95% - Landmark	$1.566437	$—	$—	$—

M&E - 1.95% - Landmark Select	$1.234467	$—	$—	$—

M&E - 1.95% - Huntington Landmark	$1.234467	$—	$—	$—

M&E - 1.95% - Landmark ML	$1.234467	$—	$—	$—

M&E - 2.00% - Landmark	$1.655462	$1.591079	$1.503707	$1.701475

M&E - 2.00% - Suntrust Landmark	$1.655462	$1.591079	$1.503707	$1.701475

M&E - 2.00% - Landmark Select	$1.655462	$1.591079	$1.503707	$1.701475

M&E - 2.00% - Huntington Landmark	$1.180366	$1.086546	$0.982678	$1.370005

M&E - 2.00% - Landmark ML	$1.655462	$1.591079	$1.503707	$1.701475

M&E - 2.05% - Landmark	$—	$—	$—	$—

M&E - 2.05% - Landmark ML	$1.258732	$—	$—	$—

M&E - 2.15% - Freedom	$1.632069	$1.568615	$1.482493	$1.677476

M&E - 2.20% - Freedom	$1.247781	$1.110626	$1.077411	$1.415957

M&E - 2.30% - Landmark	$1.609055	$1.546518	$1.461560	$1.653817

M&E - 2.30% - Suntrust Landmark	$1.609055	$1.546518	$1.461560	$1.653817

M&E - 2.30% - Landmark Select	$1.609055	$1.546518	$1.461560	$1.653817

M&E - 2.30% - Huntington Landmark	$1.162072	$1.069713	$0.967437	$1.348787

M&E - 2.30% - Landmark ML	$1.609055	$1.546518	$1.461560	$1.653817

M&E - 2.35% - Freedom	$1.210752	$—	$—	$—

M&E - 2.45% - Landmark	$1.204937	$—	$—	$—

M&E - 2.45% - Landmark Select	$1.204937	$—	$—	$—

M&E - 2.45% - Huntington Landmark	$1.204937	$—	$—	$—

M&E - 2.45% - Landmark ML	$1.204937	$—	$—	$—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA BlackRock Large Cap Value Subaccount	TA PIMCO Total Return Subaccount	TA Morgan Stanley Capital Growth Subaccount	TA AllianceBernstein Dynamic Allocation Subaccount
Assets
Investment in securities:
Number of shares - Initial	21,756,628.167	24,379,824.016	7,202,673.602	2,440,736.198

Cost	$286,866,077	$280,320,296	$82,389,169	$19,151,364

Number of shares - Service	3,327,906.951	34,028,334.135	810,733.143	17,456,517.552

Cost	$46,129,726	$400,446,738	$9,214,974	$143,594,385

Investments in mutual funds, Level 1 quoted prices at net asset value	$378,374,627	$703,188,567	$82,633,499	$170,641,501
Receivable for units sold	57	—	—	—

Total assets	378,374,684	703,188,567	82,633,499	170,641,501

Liabilities
Payable for units redeemed	—	352	78	187

Total net assets	$378,374,684	$703,188,215	$82,633,421	$170,641,314

Net Assets:
Deferred annuity contracts terminable by owners	$378,374,684	$703,188,215	$82,633,421	$170,641,314

Total net assets	$378,374,684	$703,188,215	$82,633,421	$170,641,314

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA BlackRock Large Cap Value Subaccount	TA PIMCO Total Return Subaccount	TA Morgan Stanley Capital Growth Subaccount	TA AllianceBernstein Dynamic Allocation Subaccount
Accumulation units outstanding: Initial
M&E - 1.25% - Landmark	9,916,418	5,895,168	2,856,287	555,722

M&E - 1.25% - Landmark ML	1,923,481	871,202	320,703	67,545

M&E - 1.25% - Freedom	2,837,981	1,402,993	376,559	72,905

M&E - 1.30% - Landmark	21,711,500	22,100,523	4,486,378	2,235,770

M&E - 1.30% - Suntrust Landmark	—	—	—	—

M&E - 1.30% - Landmark Select	—	—	—	—

M&E - 1.30% - Huntington Landmark	—	—	—	—

M&E - 1.30% - Landmark ML	933,643	1,438,183	383,424	161,604

M&E - 1.30% - MEMBERS Landmark	—	—	—	—

M&E - 1.40% - Landmark	33,422,698	7,163,956	2,184,405	878,455

M&E - 1.40% - Landmark ML	6,350,302	3,129,683	278,112	319,098

M&E - 1.40% - Freedom	18,866,648	5,567,310	3,158,623	439,712

M&E - 1.50% - Landmark	34,714,557	24,033,387	14,008,412	1,781,767

M&E - 1.50% - Suntrust Landmark	—	—	—	—

M&E - 1.50% - Landmark Select	—	—	—	—

M&E - 1.50% - Huntington Landmark	—	—	—	—

M&E - 1.50% - Landmark ML	7,699,227	6,718,468	3,104,534	397,529

M&E - 1.50% - Freedom	412,981	1,049,363	19,349	72,682

M&E - 1.50% - MEMBERS Landmark	—	—	—	—

M&E - 1.55% - Landmark	68,576,592	92,053,021	21,517,588	6,206,331

M&E - 1.55% - Landmark ML	7,966,609	12,422,408	3,087,621	808,433

M&E - 1.65% - Freedom	1,694,890	1,211,177	172,770	167,497

M&E - 1.70% - Freedom	—	—	—	—

M&E - 1.70% - MEMBERS Freedom	—	—	—	—

M&E - 1.80% - Landmark	—	—	—	—

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	—	—	—	—

M&E - 1.80% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA BlackRock Large Cap Value Subaccount	TA PIMCO Total Return Subaccount	TA Morgan Stanley Capital Growth Subaccount	TA AllianceBernstein Dynamic Allocation Subaccount
Accumulation units outstanding: Initial
M&E - 1.85% - Freedom	—	—	—	—

M&E - 1.90% - Freedom	—	—	—	—

M&E - 1.90% - MEMBERS Freedom	—	—	—	—

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	—	—	—	—

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	—	—

M&E - 2.00% - Landmark ML	—	—	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	—	—	—	—

M&E - 2.20% - Freedom	—	—	—	—

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA BlackRock Large Cap Value Subaccount	TA PIMCO Total Return Subaccount	TA Morgan Stanley Capital Growth Subaccount	TA AllianceBernstein Dynamic Allocation Subaccount
Accumulation unit value: Initial
M&E - 1.25% - Landmark	$1.471331	$1.636957	$1.289733	$1.528428

M&E - 1.25% - Landmark ML	$1.471331	$1.636957	$1.289733	$1.528428

M&E - 1.25% - Freedom	$0.875601	$1.376763	$1.012826	$1.055945

M&E - 1.30% - Landmark	$1.480831	$1.628308	$1.402391	$1.520365

M&E - 1.30% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.30% - Landmark Select	$—	$—	$—	$—

M&E - 1.30% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.30% - Landmark ML	$1.480831	$1.628308	$1.402391	$1.520365

M&E - 1.30% - MEMBERS Landmark	$—	$—	$—	$—

M&E - 1.40% - Landmark	$1.604940	$1.611259	$1.394255	$1.504417

M&E - 1.40% - Landmark ML	$1.604940	$1.611259	$1.394255	$1.504417

M&E - 1.40% - Freedom	$1.395456	$1.487285	$1.335130	$1.312676

M&E - 1.50% - Landmark	$1.429616	$1.594413	$1.253160	$1.488696

M&E - 1.50% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.50% - Landmark Select	$—	$—	$—	$—

M&E - 1.50% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.50% - Landmark ML	$1.429616	$1.594413	$1.253160	$1.488696

M&E - 1.50% - Freedom	$1.585002	$1.594413	$1.376888	$1.488696

M&E - 1.50% - MEMBERS Landmark	$—	$—	$—	$—

M&E - 1.55% - Landmark	$1.575106	$1.586028	$1.368303	$1.480866

M&E - 1.55% - Landmark ML	$1.575106	$1.586028	$1.368303	$1.480866

M&E - 1.65% - Freedom	$1.555579	$1.569458	$1.351378	$1.465381

M&E - 1.70% - Freedom	$—	$—	$—	$—

M&E - 1.70% - MEMBERS Freedom	$—	$—	$—	$—

M&E - 1.80% - Landmark	$1.404961	$1.544955	$1.330605	$1.442494

M&E - 1.80% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.80% - Landmark Select	$—	$—	$—	$—

M&E - 1.80% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.80% - Landmark ML	$1.404961	$1.544955	$1.330605	$1.442494

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA BlackRock Large Cap Value Subaccount	TA PIMCO Total Return Subaccount	TA Morgan Stanley Capital Growth Subaccount	TA AllianceBernstein Dynamic Allocation Subaccount
Accumulation unit value: Initial
M&E - 1.85% - Freedom	$—	$—	$—	$—

M&E - 1.90% - Freedom	$—	$—	$—	$—

M&E - 1.90% - MEMBERS Freedom	$—	$—	$—	$—

M&E - 1.95% - Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark Select	$—	$—	$—	$—

M&E - 1.95% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark ML	$—	$—	$—	$—

M&E - 2.00% - Landmark	$—	$—	$—	$—

M&E - 2.00% - Suntrust Landmark	$—	$—	$—	$—

M&E - 2.00% - Landmark Select	$—	$—	$—	$—

M&E - 2.00% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.00% - Landmark ML	$—	$—	$—	$—

M&E - 2.05% - Landmark	$1.368617	$1.504982	$1.296183	$1.405201

M&E - 2.05% - Landmark ML	$1.368617	$1.504982	$1.296183	$1.405201

M&E - 2.15% - Freedom	$—	$—	$—	$—

M&E - 2.20% - Freedom	$—	$—	$—	$—

M&E - 2.30% - Landmark	$—	$—	$—	$—

M&E - 2.30% - Suntrust Landmark	$—	$—	$—	$—

M&E - 2.30% - Landmark Select	$—	$—	$—	$—

M&E - 2.30% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.30% - Landmark ML	$—	$—	$—	$—

M&E - 2.35% - Freedom	$—	$—	$—	$—

M&E - 2.45% - Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark Select	$—	$—	$—	$—

M&E - 2.45% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark ML	$—	$—	$—	$—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA BlackRock Large Cap Value Subaccount	TA PIMCO Total Return Subaccount	TA Morgan Stanley Capital Growth Subaccount	TA AllianceBernstein Dynamic Allocation Subaccount
Accumulation units outstanding: Service
M&E - 1.25% - Landmark	—	—	—	—

M&E - 1.25% - Landmark ML	—	—	—	—

M&E - 1.25% - Freedom	—	—	—	—

M&E - 1.30% - Landmark	11,909,494	149,650,781	2,935,954	61,957,345

M&E - 1.30% - Suntrust Landmark	140,900	365,310	1,486	—

M&E - 1.30% - Landmark Select	124,564	1,011,594	5,379	21,267

M&E - 1.30% - Huntington Landmark	2,336,118	8,269,925	5,552	3,844,924

M&E - 1.30% - Landmark ML	721,840	15,119,217	119,783	6,134,765

M&E - 1.30% - MEMBERS Landmark	2,650,608	23,509,102	—	4,100,200

M&E - 1.40% - Landmark	—	—	—	—

M&E - 1.40% - Landmark ML	—	—	—	—

M&E - 1.40% - Freedom	—	—	—	—

M&E - 1.50% - Landmark	5,928,246	35,154,449	919,796	12,774,097

M&E - 1.50% - Suntrust Landmark	24,849	56,827	—	21,113

M&E - 1.50% - Landmark Select	5,253	206,598	1,689	—

M&E - 1.50% - Huntington Landmark	585,890	1,675,756	16,210	614,642

M&E - 1.50% - Landmark ML	347,499	2,675,021	—	1,267,651

M&E - 1.50% - Freedom	—	—	—	—

M&E - 1.50% - MEMBERS Landmark	481,581	2,228,855	—	307,005

M&E - 1.55% - Landmark	—	—	—	—

M&E - 1.55% - Landmark ML	—	—	—	—

M&E - 1.65% - Freedom	161,313	549,940	16,048	391,570

M&E - 1.70% - Freedom	2,892,793	14,779,629	496,800	3,780,400

M&E - 1.70% - MEMBERS Freedom	265,205	1,832,008	—	164,288

M&E - 1.80% - Landmark	1,381,601	12,098,292	372,525	2,264,295

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	199,660	352,264	—	333,940

M&E - 1.80% - Landmark ML	7,516	987,772	—	949,552

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA BlackRock Large Cap Value Subaccount	TA PIMCO Total Return Subaccount	TA Morgan Stanley Capital Growth Subaccount	TA AllianceBernstein Dynamic Allocation Subaccount
Accumulation units outstanding: Service
M&E - 1.85% - Freedom	380,594	812,896	24,590	30,848

M&E - 1.90% - Freedom	421,043	1,501,570	51,629	1,271,111

M&E - 1.90% - MEMBERS Freedom	78,005	216,790	—	17,045

M&E - 1.95% - Landmark	—	3,693,535	—	377,051

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	249,799	—	—

M&E - 2.00% - Landmark	159,845	1,143,952	14,694	643,148

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	9,861	—	88,121

M&E - 2.00% - Landmark ML	—	790,965	—	291,362

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	629,754	1,324,637	124,573	52,526

M&E - 2.20% - Freedom	477,240	233,102	13,883	12,961

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	80,218	—	293,864

M&E - 2.45% - Landmark	—	317,213	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA BlackRock Large Cap Value Subaccount	TA PIMCO Total Return Subaccount	TA Morgan Stanley Capital Growth Subaccount	TA AllianceBernstein Dynamic Allocation Subaccount
Accumulation unit value: Service
M&E - 1.25% - Landmark	$—	$—	$—	$—

M&E - 1.25% - Landmark ML	$—	$—	$—	$—

M&E - 1.25% - Freedom	$—	$—	$—	$—

M&E - 1.30% - Landmark	$1.759082	$1.476859	$1.707422	$1.528267

M&E - 1.30% - Suntrust Landmark	$1.759082	$1.476859	$1.707422	$1.528267

M&E - 1.30% - Landmark Select	$1.759082	$1.476859	$1.707422	$1.528267

M&E - 1.30% - Huntington Landmark	$0.900849	$1.325998	$1.044139	$0.988576

M&E - 1.30% - Landmark ML	$1.759082	$1.476859	$1.707422	$1.528267

M&E - 1.30% - MEMBERS Landmark	$1.759082	$1.476859	$—	$1.528267

M&E - 1.40% - Landmark	$—	$—	$—	$—

M&E - 1.40% - Landmark ML	$—	$—	$—	$—

M&E - 1.40% - Freedom	$1.484787	$1.292560	$—	$—

M&E - 1.50% - Landmark	$1.725844	$1.448972	$1.675125	$1.499370

M&E - 1.50% - Suntrust Landmark	$1.725844	$1.448972	$1.675125	$1.499370

M&E - 1.50% - Landmark Select	$1.725844	$1.448972	$1.675125	$1.499370

M&E - 1.50% - Huntington Landmark	$0.891446	$1.312176	$1.033238	$0.978267

M&E - 1.50% - Landmark ML	$1.725844	$1.448972	$1.675125	$1.499370

M&E - 1.50% - Freedom	$—	$—	$—	$—

M&E - 1.50% - MEMBERS Landmark	$1.725844	$1.448972	$—	$1.499370

M&E - 1.55% - Landmark	$—	$—	$—	$—

M&E - 1.55% - Landmark ML	$—	$—	$—	$—

M&E - 1.65% - Freedom	$1.701350	$1.428399	$1.651359	$1.478095

M&E - 1.70% - Freedom	$0.947133	$1.390809	$1.094346	$1.027884

M&E - 1.70% - MEMBERS Freedom	$0.947133	$1.390809	$—	$1.027884

M&E - 1.80% - Landmark	$1.677234	$1.408160	$1.627962	$1.457166

M&E - 1.80% - Suntrust Landmark	$1.677234	$1.408160	$1.627962	$1.457166

M&E - 1.80% - Landmark Select	$1.677234	$1.408160	$1.627962	$1.457166

M&E - 1.80% - Huntington Landmark	$0.877560	$1.291760	$1.017134	$0.963050

M&E - 1.80% - Landmark ML	$1.677234	$1.408160	$1.627962	$1.457166

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA BlackRock Large Cap Value Subaccount	TA PIMCO Total Return Subaccount	TA Morgan Stanley Capital Growth Subaccount	TA AllianceBernstein Dynamic Allocation Subaccount
Accumulation unit value: Service
M&E - 1.85% - Freedom	$1.669302	$1.401481	$1.620255	$1.450240

M&E - 1.90% - Freedom	$0.934778	$1.372676	$1.080116	$1.014505

M&E - 1.90% - MEMBERS Freedom	$0.934778	$1.372676	$—	$1.014505

M&E - 1.95% - Landmark	$—	$1.396607	$—	$1.273324

M&E - 1.95% - Landmark Select	$—	$1.195869	$—	$—

M&E - 1.95% - Huntington Landmark	$—	$1.195869	$—	$—

M&E - 1.95% - Landmark ML	$—	$1.195869	$—	$—

M&E - 2.00% - Landmark	$1.645690	$1.381645	$1.597346	$1.429746

M&E - 2.00% - Suntrust Landmark	$1.645690	$1.381645	$1.597346	$1.429746

M&E - 2.00% - Landmark Select	$1.645690	$1.381645	$1.597346	$1.429746

M&E - 2.00% - Huntington Landmark	$0.868461	$1.278371	$1.006602	$0.953055

M&E - 2.00% - Landmark ML	$1.645690	$1.381645	$1.597346	$1.429746

M&E - 2.05% - Landmark	$—	$—	$—	$—

M&E - 2.05% - Landmark ML	$—	$—	$—	$—

M&E - 2.15% - Freedom	$1.622491	$1.362118	$1.574781	$1.409586

M&E - 2.20% - Freedom	$0.916608	$1.346022	$1.059090	$0.994788

M&E - 2.30% - Landmark	$1.599576	$1.342931	$1.552587	$1.389691

M&E - 2.30% - Suntrust Landmark	$1.599576	$1.342931	$1.552587	$1.389691

M&E - 2.30% - Landmark Select	$1.599576	$1.342931	$1.552587	$1.389691

M&E - 2.30% - Huntington Landmark	$0.855008	$1.258582	$0.991017	$0.938308

M&E - 2.30% - Landmark ML	$1.599576	$1.342931	$1.552587	$1.389691

M&E - 2.35% - Freedom	$—	$1.172955	$—	$1.073911

M&E - 2.45% - Landmark	$—	$1.167289	$—	$—

M&E - 2.45% - Landmark Select	$—	$1.167289	$—	$—

M&E - 2.45% - Huntington Landmark	$—	$1.167289	$—	$—

M&E - 2.45% - Landmark ML	$—	$1.167289	$—	$—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA AEGON U.S. Government Securities Subaccount	TA T. Rowe Price Small Cap Subaccount	TA Morgan Stanley Active International Allocation Subaccount	TA Multi Managed Large Cap Core Subaccount
Assets
Investment in securities:
Number of shares - Initial	7,301,271.174	7,447,287.569	6,553,658.080	8,287,843.239

Cost	$94,591,990	$64,580,806	$80,326,797	$91,093,012

Number of shares - Service	12,700,516.645	3,037,025.292	1,011,808.255	717,938.718

Cost	$170,909,749	$29,427,762	$10,513,781	$10,996,270

Investments in mutual funds, Level 1 quoted prices at net asset value	$267,671,777	$107,242,899	$83,537,695	$157,622,092
Receivable for units sold	161	56	—	—

Total assets	267,671,938	107,242,955	83,537,695	157,622,092

Liabilities
Payable for units redeemed	—	—	23	14

Total net assets	$267,671,938	$107,242,955	$83,537,672	$157,622,078

Net Assets:
Deferred annuity contracts terminable by owners	$267,671,938	$107,242,955	$83,537,672	$157,622,078

Total net assets	$267,671,938	$107,242,955	$83,537,672	$157,622,078

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA AEGON U.S. Government Securities Subaccount	TA T. Rowe Price Small Cap Subaccount	TA Morgan Stanley Active International Allocation Subaccount	TA Multi Managed Large Cap Core Subaccount
Accumulation units outstanding: Initial
M&E - 1.25% - Landmark	3,939,529	2,075,115	2,034,778	4,698,470

M&E - 1.25% - Landmark ML	1,099,507	171,450	565,312	820,231

M&E - 1.25% - Freedom	467,564	250,408	813,009	1,565,443

M&E - 1.30% - Landmark	6,101,185	6,375,636	5,001,624	5,192,963

M&E - 1.30% - Suntrust Landmark	—	—	—	—

M&E - 1.30% - Landmark Select	—	—	—	—

M&E - 1.30% - Huntington Landmark	—	—	—	—

M&E - 1.30% - Landmark ML	359,065	239,677	237,823	390,093

M&E - 1.30% - MEMBERS Landmark	—	—	—	—

M&E - 1.40% - Landmark	5,011,222	2,094,580	8,551,872	8,635,777

M&E - 1.40% - Landmark ML	2,120,594	974,775	2,225,278	1,731,364

M&E - 1.40% - Freedom	3,601,498	2,057,159	4,486,466	9,651,373

M&E - 1.50% - Landmark	9,323,332	7,213,577	6,975,373	14,064,297

M&E - 1.50% - Suntrust Landmark	—	—	—	—

M&E - 1.50% - Landmark Select	—	—	—	—

M&E - 1.50% - Huntington Landmark	—	—	—	—

M&E - 1.50% - Landmark ML	3,346,875	1,659,894	1,545,295	3,388,038

M&E - 1.50% - Freedom	208,487	449,770	46,379	74,039

M&E - 1.50% - MEMBERS Landmark	—	—	—	—

M&E - 1.55% - Landmark	17,642,246	26,751,184	11,812,554	10,202,220

M&E - 1.55% - Landmark ML	2,728,822	3,416,359	1,679,447	1,403,246

M&E - 1.65% - Freedom	287,413	445,341	66,185	100,514

M&E - 1.70% - Freedom	—	—	—	—

M&E - 1.70% - MEMBERS Freedom	—	—	—	—

M&E - 1.80% - Landmark	—	—	—	—

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	—	—	—	—

M&E - 1.80% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA AEGON U.S. Government Securities Subaccount	TA T. Rowe Price Small Cap Subaccount	TA Morgan Stanley Active International Allocation Subaccount	TA Multi Managed Large Cap Core Subaccount
Accumulation units outstanding: Initial
M&E - 1.85% - Freedom	—	—	—	—

M&E - 1.90% - Freedom	—	—	—	—

M&E - 1.90% - MEMBERS Freedom	—	—	—	—

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	—	—	—	—

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	—	—

M&E - 2.00% - Landmark ML	—	—	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	—	—	—	—

M&E - 2.20% - Freedom	—	—	—	—

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA AEGON U.S. Government Securities Subaccount	TA T. Rowe Price Small Cap Subaccount	TA Morgan Stanley Active International Allocation Subaccount	TA Multi Managed Large Cap Core Subaccount
Accumulation unit value: Initial
M&E - 1.25% - Landmark	$1.484019	$1.648412	$1.258268	$1.455655

M&E - 1.25% - Landmark ML	$1.484019	$1.648412	$1.258268	$1.455655

M&E - 1.25% - Freedom	$1.285914	$1.348983	$0.831892	$1.098759

M&E - 1.30% - Landmark	$1.449604	$1.779173	$1.515432	$1.588828

M&E - 1.30% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.30% - Landmark Select	$—	$—	$—	$—

M&E - 1.30% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.30% - Landmark ML	$1.449604	$1.779173	$1.515432	$1.588828

M&E - 1.30% - MEMBERS Landmark	$—	$—	$—	$—

M&E - 1.40% - Landmark	$2.030943	$1.291996	$1.827259	$3.989387

M&E - 1.40% - Landmark ML	$2.030943	$1.291996	$1.827259	$3.989387

M&E - 1.40% - Freedom	$1.368691	$1.657454	$1.372114	$1.497880

M&E - 1.50% - Landmark	$1.441919	$1.601682	$1.222547	$1.414354

M&E - 1.50% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.50% - Landmark Select	$—	$—	$—	$—

M&E - 1.50% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.50% - Landmark ML	$1.441919	$1.601682	$1.222547	$1.414354

M&E - 1.50% - Freedom	$1.989784	$1.275952	$1.565356	$2.938816

M&E - 1.50% - MEMBERS Landmark	$—	$—	$—	$—

M&E - 1.55% - Landmark	$1.987869	$1.267967	$1.785505	$3.898286

M&E - 1.55% - Landmark ML	$1.988155	$1.267967	$1.785829	$3.898954

M&E - 1.65% - Freedom	$1.941771	$1.252237	$1.530080	$2.872489

M&E - 1.70% - Freedom	$—	$—	$—	$—

M&E - 1.70% - MEMBERS Freedom	$—	$—	$—	$—

M&E - 1.80% - Landmark	$1.375383	$1.688023	$1.437792	$1.507453

M&E - 1.80% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.80% - Landmark Select	$—	$—	$—	$—

M&E - 1.80% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.80% - Landmark ML	$1.375383	$1.688023	$1.437792	$1.507453

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA AEGON U.S. Government Securities Subaccount	TA T. Rowe Price Small Cap Subaccount	TA Morgan Stanley Active International Allocation Subaccount	TA Multi Managed Large Cap Core Subaccount
Accumulation unit value: Initial
M&E - 1.85% - Freedom	$—	$—	$—	$—

M&E - 1.90% - Freedom	$—	$—	$—	$—

M&E - 1.90% - MEMBERS Freedom	$—	$—	$—	$—

M&E - 1.95% - Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark Select	$—	$—	$—	$—

M&E - 1.95% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark ML	$—	$—	$—	$—

M&E - 2.00% - Landmark	$—	$—	$—	$—

M&E - 2.00% - Suntrust Landmark	$—	$—	$—	$—

M&E - 2.00% - Landmark Select	$—	$—	$—	$—

M&E - 2.00% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.00% - Landmark ML	$—	$—	$—	$—

M&E - 2.05% - Landmark	$1.339783	$1.644388	$1.400618	$1.468496

M&E - 2.05% - Landmark ML	$1.339783	$1.644388	$1.400618	$1.468496

M&E - 2.15% - Freedom	$—	$—	$—	$—

M&E - 2.20% - Freedom	$—	$—	$—	$—

M&E - 2.30% - Landmark	$—	$—	$—	$—

M&E - 2.30% - Suntrust Landmark	$—	$—	$—	$—

M&E - 2.30% - Landmark Select	$—	$—	$—	$—

M&E - 2.30% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.30% - Landmark ML	$—	$—	$—	$—

M&E - 2.35% - Freedom	$—	$—	$—	$—

M&E - 2.45% - Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark Select	$—	$—	$—	$—

M&E - 2.45% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark ML	$—	$—	$—	$—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA AEGON U.S. Government Securities Subaccount	TA T. Rowe Price Small Cap Subaccount	TA Morgan Stanley Active International Allocation Subaccount	TA Multi Managed Large Cap Core Subaccount
Accumulation units outstanding: Service
M&E - 1.25% - Landmark	—	—	—	—

M&E - 1.25% - Landmark ML	—	—	—	—

M&E - 1.25% - Freedom	—	—	—	—

M&E - 1.30% - Landmark	66,588,024	7,706,394	2,141,080	3,321,673

M&E - 1.30% - Suntrust Landmark	426,502	55,054	16,170	99,394

M&E - 1.30% - Landmark Select	346,974	24,306	15,509	6,853

M&E - 1.30% - Huntington Landmark	2,321,693	227,870	108,346	51,601

M&E - 1.30% - Landmark ML	3,513,372	383,409	220,920	219,008

M&E - 1.30% - MEMBERS Landmark	14,336,945	464,121	1,251,139	—

M&E - 1.40% - Landmark	—	—	—	—

M&E - 1.40% - Landmark ML	—	—	—	—

M&E - 1.40% - Freedom	—	—	—	—

M&E - 1.50% - Landmark	18,523,399	3,080,701	978,162	1,491,543

M&E - 1.50% - Suntrust Landmark	7,860	6,519	54,636	10,593

M&E - 1.50% - Landmark Select	51,830	—	—	2,507

M&E - 1.50% - Huntington Landmark	2,006,577	80,679	3,184	21,585

M&E - 1.50% - Landmark ML	848,295	50,775	88,875	56,971

M&E - 1.50% - Freedom	—	—	—	—

M&E - 1.50% - MEMBERS Landmark	2,499,850	63,787	202,583	—

M&E - 1.55% - Landmark	—	—	—	—

M&E - 1.55% - Landmark ML	—	—	—	—

M&E - 1.65% - Freedom	351,280	92,390	49,639	42,587

M&E - 1.70% - Freedom	5,813,325	1,308,170	571,743	1,059,892

M&E - 1.70% - MEMBERS Freedom	1,036,020	43,937	106,942	—

M&E - 1.80% - Landmark	8,914,864	352,512	159,351	829,197

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	10,534	27,975	—	—

M&E - 1.80% - Landmark ML	48,988	3,826	—	—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA AEGON U.S. Government Securities Subaccount	TA T. Rowe Price Small Cap Subaccount	TA Morgan Stanley Active International Allocation Subaccount	TA Multi Managed Large Cap Core Subaccount
Accumulation units outstanding: Service
M&E - 1.85% - Freedom	91,851	67,474	34,564	221,771

M&E - 1.90% - Freedom	803,419	110,766	136,401	285,565

M&E - 1.90% - MEMBERS Freedom	109,442	—	61,134	—

M&E - 1.95% - Landmark	748,938	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	16,693	—	—	—

M&E - 2.00% - Landmark	114,908	55,877	26,349	7,097

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	1,251	9,859	—	—

M&E - 2.00% - Landmark ML	17,401	—	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	94,159	136,381	307,683	218,585

M&E - 2.20% - Freedom	82,842	68,485	398,448	51,919

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA AEGON U.S. Government Securities Subaccount	TA T. Rowe Price Small Cap Subaccount	TA Morgan Stanley Active International Allocation Subaccount	TA Multi Managed Large Cap Core Subaccount
Accumulation unit value: Service
M&E - 1.25% - Landmark	$—	$—	$—	$—

M&E - 1.25% - Landmark ML	$—	$—	$—	$—

M&E - 1.25% - Freedom	$—	$—	$—	$—

M&E - 1.30% - Landmark	$1.333006	$2.252732	$1.802010	$1.714040

M&E - 1.30% - Suntrust Landmark	$1.333006	$2.252732	$1.802010	$1.714040

M&E - 1.30% - Landmark Select	$1.333006	$2.252732	$1.802010	$1.714040

M&E - 1.30% - Huntington Landmark	$1.248834	$1.313364	$0.830474	$1.097699

M&E - 1.30% - Landmark ML	$1.333006	$2.252732	$1.802010	$1.714040

M&E - 1.30% - MEMBERS Landmark	$1.333006	$2.252732	$1.802010	$—

M&E - 1.40% - Landmark	$—	$—	$—	$—

M&E - 1.40% - Landmark ML	$—	$—	$—	$—

M&E - 1.40% - Freedom	$—	$—	$—	$—

M&E - 1.50% - Landmark	$1.307833	$2.210107	$1.767918	$1.681660

M&E - 1.50% - Suntrust Landmark	$1.307833	$2.210107	$1.767918	$1.681660

M&E - 1.50% - Landmark Select	$1.307833	$2.210107	$1.767918	$1.681660

M&E - 1.50% - Huntington Landmark	$1.235845	$1.299696	$0.821808	$1.086242

M&E - 1.50% - Landmark ML	$1.307833	$2.210107	$1.767918	$1.681660

M&E - 1.50% - Freedom	$—	$—	$—	$—

M&E - 1.50% - MEMBERS Landmark	$1.307833	$2.210107	$1.767918	$—

M&E - 1.55% - Landmark	$—	$—	$—	$—

M&E - 1.55% - Landmark ML	$—	$—	$—	$—

M&E - 1.65% - Freedom	$1.289293	$2.178803	$1.742871	$1.657811

M&E - 1.70% - Freedom	$1.302033	$1.290932	$0.907488	$1.185363

M&E - 1.70% - MEMBERS Freedom	$1.302033	$1.290932	$0.907488	$—

M&E - 1.80% - Landmark	$1.271027	$2.147901	$1.718178	$1.634299

M&E - 1.80% - Suntrust Landmark	$1.271027	$2.147901	$1.718178	$1.634299

M&E - 1.80% - Landmark Select	$1.271027	$2.147901	$1.718178	$1.634299

M&E - 1.80% - Huntington Landmark	$1.216607	$1.279479	$0.809044	$1.069346

M&E - 1.80% - Landmark ML	$1.271027	$2.147901	$1.718178	$1.634299

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA AEGON U.S. Government Securities Subaccount	TA T. Rowe Price Small Cap Subaccount	TA Morgan Stanley Active International Allocation Subaccount	TA Multi Managed Large Cap Core Subaccount
Accumulation unit value: Service
M&E - 1.85% - Freedom	$1.264960	$2.137749	$1.710041	$1.626568

M&E - 1.90% - Freedom	$1.285051	$1.274113	$0.895692	$1.169915

M&E - 1.90% - MEMBERS Freedom	$1.285051	$1.274113	$0.895692	$—

M&E - 1.95% - Landmark	$1.273956	$—	$—	$—

M&E - 1.95% - Landmark Select	$1.165209	$—	$—	$—

M&E - 1.95% - Huntington Landmark	$1.165209	$—	$—	$—

M&E - 1.95% - Landmark ML	$1.165209	$—	$—	$—

M&E - 2.00% - Landmark	$1.247108	$2.107490	$1.685868	$1.603525

M&E - 2.00% - Suntrust Landmark	$1.247108	$2.107490	$1.685868	$1.603525

M&E - 2.00% - Landmark Select	$1.247108	$2.107490	$1.685868	$1.603525

M&E - 2.00% - Huntington Landmark	$1.203984	$1.266176	$0.800621	$1.058254

M&E - 2.00% - Landmark ML	$1.247108	$2.107490	$1.685868	$1.603525

M&E - 2.05% - Landmark	$—	$—	$—	$—

M&E - 2.05% - Landmark ML	$—	$—	$—	$—

M&E - 2.15% - Freedom	$1.229512	$2.077783	$1.662032	$1.580887

M&E - 2.20% - Freedom	$1.260092	$1.249343	$0.878267	$1.147169

M&E - 2.30% - Landmark	$1.212121	$2.048453	$1.638577	$1.558600

M&E - 2.30% - Suntrust Landmark	$1.212121	$2.048453	$1.638577	$1.558600

M&E - 2.30% - Landmark Select	$1.212121	$2.048453	$1.638577	$1.558600

M&E - 2.30% - Huntington Landmark	$1.185341	$1.246577	$0.788222	$1.041861

M&E - 2.30% - Landmark ML	$1.212121	$2.048453	$1.638577	$1.558600

M&E - 2.35% - Freedom	$1.142855	$—	$—	$—

M&E - 2.45% - Landmark	$1.137353	$—	$—	$—

M&E - 2.45% - Landmark Select	$1.137353	$—	$—	$—

M&E - 2.45% - Huntington Landmark	$1.137353	$—	$—	$—

M&E - 2.45% - Landmark ML	$1.137353	$—	$—	$—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA AEGON Money Market Subaccount	TA Morgan Stanley Mid-Cap Growth Subaccount	TA AEGON U.S. Government Securities - PAM - SC Subaccount	TA International Moderate Growth - SC Subaccount
Assets
Investment in securities:
Number of shares - Initial	120,438,340.080	2,498,456.334	—	—

Cost	$120,438,340	$64,887,095	$—	$—

Number of shares - Service	124,431,166.910	814,730.686	4,516,980.301	19,718,223.024

Cost	$124,431,167	$23,076,778	$60,993,556	$166,909,415

Investments in mutual funds, Level 1 quoted prices at net asset value	$244,869,507	$92,478,647	$60,843,725	$177,069,643
Receivable for units sold	—	—	68	—

Total assets	244,869,507	92,478,647	60,843,793	177,069,643

Liabilities
Payable for units redeemed	90	57	—	98

Total net assets	$244,869,417	$92,478,590	$60,843,793	$177,069,545

Net Assets:
Deferred annuity contracts terminable by owners	$244,869,417	$92,478,590	$60,843,793	$177,069,545

Total net assets	$244,869,417	$92,478,590	$60,843,793	$177,069,545

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA AEGON Money Market	TA Morgan Stanley Mid-Cap Growth	TA AEGON U.S. Government Securities - PAM - SC	TA International Moderate Growth - SC
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation units outstanding: Initial
M&E - 1.25% - Landmark	4,705,082	4,575,233	—	—

M&E - 1.25% - Landmark ML	1,214,235	966,158	—	—

M&E - 1.25% - Freedom	601,488	264,853	—	—

M&E - 1.30% - Landmark	13,764,546	5,820,382	—	—

M&E - 1.30% - Suntrust Landmark	—	—	—	—

M&E - 1.30% - Landmark Select	—	—	—	—

M&E - 1.30% - Huntington Landmark	—	—	—	—

M&E - 1.30% - Landmark ML	1,464,841	470,600	—	—

M&E - 1.30% - MEMBERS Landmark	—	—	—	—

M&E - 1.40% - Landmark	6,522,077	1,895,813	—	—

M&E - 1.40% - Landmark ML	2,195,016	677,985	—	—

M&E - 1.40% - Freedom	3,623,365	815,854	—	—

M&E - 1.50% - Landmark	16,646,481	12,043,197	—	—

M&E - 1.50% - Suntrust Landmark	—	—	—	—

M&E - 1.50% - Landmark Select	—	—	—	—

M&E - 1.50% - Huntington Landmark	—	—	—	—

M&E - 1.50% - Landmark ML	1,074,409	2,949,237	—	—

M&E - 1.50% - Freedom	82,597	96,984	—	—

M&E - 1.50% - MEMBERS Landmark	—	—	—	—

M&E - 1.55% - Landmark	41,944,552	27,502,792	—	—

M&E - 1.55% - Landmark ML	3,406,337	4,281,549	—	—

M&E - 1.65% - Freedom	1,025,756	232,637	—	—

M&E - 1.70% - Freedom	—	—	—	—

M&E - 1.70% - MEMBERS Freedom	—	—	—	—

M&E - 1.80% - Landmark	—	—	—	—

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	—	—	—	—

M&E - 1.80% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA AEGON Money Market	TA Morgan Stanley Mid-Cap Growth	TA AEGON U.S. Government Securities - PAM - SC	TA International Moderate Growth - SC
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation units outstanding: Initial
M&E - 1.85% - Freedom	—	—	—	—

M&E - 1.90% - Freedom	—	—	—	—

M&E - 1.90% - MEMBERS Freedom	—	—	—	—

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	—	—	—	—

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	—	—

M&E - 2.00% - Landmark ML	—	—	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	—	—	—	—

M&E - 2.20% - Freedom	—	—	—	—

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA AEGON Money Market	TA Morgan Stanley Mid-Cap Growth	TA AEGON U.S. Government Securities - PAM - SC	TA International Moderate Growth - SC
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation unit value: Initial
M&E - 1.25% - Landmark	$1.054856	$1.100950	$—	$—

M&E - 1.25% - Landmark ML	$1.054856	$1.100950	$—	$—

M&E - 1.25% - Freedom	$0.987067	$1.236822	$—	$—

M&E - 1.30% - Landmark	$1.036989	$1.486673	$—	$—

M&E - 1.30% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.30% - Landmark Select	$—	$—	$—	$—

M&E - 1.30% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.30% - Landmark ML	$1.036989	$1.486673	$—	$—

M&E - 1.30% - MEMBERS Landmark	$—	$—	$—	$—

M&E - 1.40% - Landmark	$1.404323	$1.082014	$—	$—

M&E - 1.40% - Landmark ML	$1.404323	$1.082014	$—	$—

M&E - 1.40% - Freedom	$1.036687	$1.628247	$—	$—

M&E - 1.50% - Landmark	$1.024875	$1.069631	$—	$—

M&E - 1.50% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.50% - Landmark Select	$—	$—	$—	$—

M&E - 1.50% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.50% - Landmark ML	$1.024875	$1.069631	$—	$—

M&E - 1.50% - Freedom	$1.300610	$1.069631	$—	$—

M&E - 1.50% - MEMBERS Landmark	$—	$—	$—	$—

M&E - 1.55% - Landmark	$1.372316	$1.063501	$—	$—

M&E - 1.55% - Landmark ML	$1.372548	$1.063501	$—	$—

M&E - 1.65% - Freedom	$1.271250	$1.051340	$—	$—

M&E - 1.70% - Freedom	$—	$—	$—	$—

M&E - 1.70% - MEMBERS Freedom	$—	$—	$—	$—

M&E - 1.80% - Landmark	$0.983914	$1.410517	$—	$—

M&E - 1.80% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.80% - Landmark Select	$—	$—	$—	$—

M&E - 1.80% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.80% - Landmark ML	$0.983914	$1.410517	$—	$—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA AEGON Money Market	TA Morgan Stanley Mid-Cap Growth	TA AEGON U.S. Government Securities - PAM - SC	TA International Moderate Growth - SC
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation unit value: Initial
M&E - 1.85% - Freedom	$—	$—	$—	$—

M&E - 1.90% - Freedom	$—	$—	$—	$—

M&E - 1.90% - MEMBERS Freedom	$—	$—	$—	$—

M&E - 1.95% - Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark Select	$—	$—	$—	$—

M&E - 1.95% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark ML	$—	$—	$—	$—

M&E - 2.00% - Landmark	$—	$—	$—	$—

M&E - 2.00% - Suntrust Landmark	$—	$—	$—	$—

M&E - 2.00% - Landmark Select	$—	$—	$—	$—

M&E - 2.00% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.00% - Landmark ML	$—	$—	$—	$—

M&E - 2.05% - Landmark	$0.958448	$1.374025	$—	$—

M&E - 2.05% - Landmark ML	$0.958448	$1.374025	$—	$—

M&E - 2.15% - Freedom	$—	$—	$—	$—

M&E - 2.20% - Freedom	$—	$—	$—	$—

M&E - 2.30% - Landmark	$—	$—	$—	$—

M&E - 2.30% - Suntrust Landmark	$—	$—	$—	$—

M&E - 2.30% - Landmark Select	$—	$—	$—	$—

M&E - 2.30% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.30% - Landmark ML	$—	$—	$—	$—

M&E - 2.35% - Freedom	$—	$—	$—	$—

M&E - 2.45% - Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark Select	$—	$—	$—	$—

M&E - 2.45% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark ML	$—	$—	$—	$—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA AEGON Money Market	TA Morgan Stanley Mid-Cap Growth	TA AEGON U.S. Government Securities - PAM - SC	TA International Moderate Growth - SC
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation units outstanding: Service
M&E - 1.25% - Landmark	—	—	—	499,804

M&E - 1.25% - Landmark ML	—	—	—	—

M&E - 1.25% - Freedom	—	—	—	99,124

M&E - 1.30% - Landmark	65,360,108	6,411,545	24,379,510	100,007,855

M&E - 1.30% - Suntrust Landmark	449,887	30,580	1,845,037	224,323

M&E - 1.30% - Landmark Select	1,020,335	19,298	1,995,770	950,493

M&E - 1.30% - Huntington Landmark	1,333,094	68,244	452,862	4,364,042

M&E - 1.30% - Landmark ML	3,567,891	138,550	915,205	11,543,735

M&E - 1.30% - MEMBERS Landmark	6,841,742	700,004	448,330	—

M&E - 1.40% - Landmark	—	—	20,492	176,369

M&E - 1.40% - Landmark ML	—	—	10,646	43,020

M&E - 1.40% - Freedom	—	—	35,132	123,873

M&E - 1.50% - Landmark	22,808,457	2,985,309	10,508,431	31,385,377

M&E - 1.50% - Suntrust Landmark	428,225	2,829	434,093	19,895

M&E - 1.50% - Landmark Select	99,377	21,997	1,198,675	212,438

M&E - 1.50% - Huntington Landmark	105,342	250,120	115,772	2,165,741

M&E - 1.50% - Landmark ML	910,259	40,744	1,216,400	2,972,645

M&E - 1.50% - Freedom	—	—	—	76,246

M&E - 1.50% - MEMBERS Landmark	932,709	108,981	31,564	—

M&E - 1.55% - Landmark	—	—	—	3,570,100

M&E - 1.55% - Landmark ML	—	—	—	397,124

M&E - 1.65% - Freedom	373,346	60,662	696,306	395,177

M&E - 1.70% - Freedom	5,540,065	1,102,088	170,823	8,181,725

M&E - 1.70% - MEMBERS Freedom	391,853	48,194	11,725	—

M&E - 1.80% - Landmark	4,439,245	126,484	287,061	5,522,043

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	40,111

M&E - 1.80% - Huntington Landmark	304,139	—	—	737,733

M&E - 1.80% - Landmark ML	105,680	—	—	215,490

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA AEGON Money Market	TA Morgan Stanley Mid-Cap Growth	TA AEGON U.S. Government Securities - PAM - SC	TA International Moderate Growth - SC
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation units outstanding: Service
M&E - 1.85% - Freedom	205,547	40,817	554,393	25,533

M&E - 1.90% - Freedom	2,146,958	169,350	604,310	1,617,649

M&E - 1.90% - MEMBERS Freedom	103,900	10,180	—	—

M&E - 1.95% - Landmark	4,933,921	—	—	3,049,461

M&E - 1.95% - Landmark Select	—	—	—	49,741

M&E - 1.95% - Huntington Landmark	—	—	—	21,696

M&E - 1.95% - Landmark ML	18,599	—	—	651,515

M&E - 2.00% - Landmark	189,563	64,195	97,862	1,176,676

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	—	65,550

M&E - 2.00% - Landmark ML	—	—	—	395,410

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	65,662	60,962	—	486,862

M&E - 2.20% - Freedom	249,508	32,922	—	461,947

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	26,493	—	—	855,574

M&E - 2.45% - Landmark	11,072	—	—	17,011

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA AEGON Money Market	TA Morgan Stanley Mid-Cap Growth	TA AEGON U.S. Government Securities - PAM - SC	TA International Moderate Growth - SC
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation unit value: Service
M&E - 1.25% - Landmark	$—	$—	$1.356996	$0.981688

M&E - 1.25% - Landmark ML	$—	$—	$1.356996	$0.981688

M&E - 1.25% - Freedom	$—	$—	$1.268588	$0.910209

M&E - 1.30% - Landmark	$1.023982	$1.890470	$1.333006	$0.978437

M&E - 1.30% - Suntrust Landmark	$1.023982	$1.890470	$1.333006	$0.978437

M&E - 1.30% - Landmark Select	$1.023982	$1.890470	$1.333006	$0.978437

M&E - 1.30% - Huntington Landmark	$0.967366	$1.184984	$1.248834	$0.917291

M&E - 1.30% - Landmark ML	$1.023982	$1.890470	$1.333006	$0.978437

M&E - 1.30% - MEMBERS Landmark	$1.023982	$1.890470	$1.333006	$—

M&E - 1.40% - Landmark	$—	$—	$1.338732	$0.972012

M&E - 1.40% - Landmark ML	$—	$—	$1.338732	$0.972012

M&E - 1.40% - Freedom	$—	$—	$1.339496	$0.972012

M&E - 1.50% - Landmark	$1.004609	$1.854746	$1.307833	$0.965634

M&E - 1.50% - Suntrust Landmark	$1.004609	$1.854746	$1.307833	$0.965634

M&E - 1.50% - Landmark Select	$1.004609	$1.854746	$1.307833	$0.965634

M&E - 1.50% - Huntington Landmark	$0.957298	$1.172621	$1.235845	$0.907718

M&E - 1.50% - Landmark ML	$1.004609	$1.854746	$1.307833	$0.965634

M&E - 1.50% - Freedom	$—	$—	$1.326677	$0.965634

M&E - 1.50% - MEMBERS Landmark	$1.004609	$1.854746	$1.307833	$—

M&E - 1.55% - Landmark	$—	$—	$1.320708	$0.962486

M&E - 1.55% - Landmark ML	$—	$—	$1.320708	$0.962486

M&E - 1.65% - Freedom	$0.990348	$1.828439	$1.289293	$0.956156

M&E - 1.70% - Freedom	$0.986477	$1.272439	$1.302033	$0.953048

M&E - 1.70% - MEMBERS Freedom	$0.986477	$1.272439	$1.302033	$—

M&E - 1.80% - Landmark	$0.976319	$1.802560	$1.271027	$0.946795

M&E - 1.80% - Suntrust Landmark	$0.976319	$1.802560	$1.271027	$0.946795

M&E - 1.80% - Landmark Select	$0.976319	$1.802560	$1.292240	$0.946795

M&E - 1.80% - Huntington Landmark	$0.942392	$1.154375	$1.216607	$0.893600

M&E - 1.80% - Landmark ML	$0.976319	$1.802560	$1.271027	$0.946795

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA AEGON Money Market	TA Morgan Stanley Mid-Cap Growth	TA AEGON U.S. Government Securities - PAM - SC	TA International Moderate Growth - SC
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation unit value: Service
M&E - 1.85% - Freedom	$0.971684	$1.793938	$1.264960	$0.943729

M&E - 1.90% - Freedom	$0.973625	$1.255837	$1.285051	$0.940599

M&E - 1.90% - MEMBERS Freedom	$0.973625	$1.255837	$1.285051	$—

M&E - 1.95% - Landmark	$0.969581	$—	$—	$0.937530

M&E - 1.95% - Landmark Select	$0.926620	$—	$—	$0.939715

M&E - 1.95% - Huntington Landmark	$0.926620	$—	$—	$0.939715

M&E - 1.95% - Landmark ML	$0.926620	$—	$—	$0.939715

M&E - 2.00% - Landmark	$0.957970	$1.768610	$1.247108	$0.934481

M&E - 2.00% - Suntrust Landmark	$0.957970	$1.768610	$1.247108	$0.934481

M&E - 2.00% - Landmark Select	$0.957970	$1.768610	$1.247108	$0.934481

M&E - 2.00% - Huntington Landmark	$0.932610	$1.142389	$1.203984	$0.884335

M&E - 2.00% - Landmark ML	$0.957970	$1.768610	$1.247108	$0.934481

M&E - 2.05% - Landmark	$—	$—	$—	$0.931412

M&E - 2.05% - Landmark ML	$—	$—	$—	$0.931412

M&E - 2.15% - Freedom	$0.944437	$1.743638	$—	$0.925351

M&E - 2.20% - Freedom	$0.954728	$1.231463	$—	$0.922320

M&E - 2.30% - Landmark	$0.931098	$1.719024	$—	$0.916325

M&E - 2.30% - Suntrust Landmark	$0.931098	$1.719024	$—	$0.916325

M&E - 2.30% - Landmark Select	$0.931098	$1.719024	$—	$0.916325

M&E - 2.30% - Huntington Landmark	$0.918183	$1.124677	$—	$0.870646

M&E - 2.30% - Landmark ML	$0.931098	$1.719024	$—	$0.916325

M&E - 2.35% - Freedom	$0.908831	$—	$—	$0.921691

M&E - 2.45% - Landmark	$0.904471	$—	$—	$0.917245

M&E - 2.45% - Landmark Select	$0.904471	$—	$—	$0.917245

M&E - 2.45% - Huntington Landmark	$0.904471	$—	$—	$0.917245

M&E - 2.45% - Landmark ML	$0.904471	$—	$—	$0.917245

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA Vanguard ETF Index - Balanced - SC	TA Vanguard ETF Index - Growth - SC	TA Efficient Markets - SC	TA BlackRock Global Allocation - SC
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares - Initial	—	—	—	—

Cost	$—	$—	$—	$—

Number of shares - Service	40,164,698.763	32,566,840.613	2,548,625.446	42,610,639.888

Cost	$415,944,188	$298,147,786	$33,412,862	$548,308,925

Investments in mutual funds, Level 1 quoted prices at net asset value	$432,573,806	$311,990,333	$34,788,737	$568,852,043
Receivable for units sold	206	—	11	88

Total assets	432,574,012	311,990,333	34,788,748	568,852,131

Liabilities
Payable for units redeemed	—	45	—	—

Total net assets	$432,574,012	$311,990,288	$34,788,748	$568,852,131

Net Assets:
Deferred annuity contracts terminable by owners	$432,574,012	$311,990,288	$34,788,748	$568,852,131

Total net assets	$432,574,012	$311,990,288	$34,788,748	$568,852,131

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA Vanguard ETF Index - Balanced - SC	TA Vanguard ETF Index - Growth - SC	TA Efficient Markets - SC	TA BlackRock Global Allocation - SC
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation units outstanding: Initial
M&E - 1.25% - Landmark	—	—	—	—

M&E - 1.25% - Landmark ML	—	—	—	—

M&E - 1.25% - Freedom	—	—	—	—

M&E - 1.30% - Landmark	—	—	—	—

M&E - 1.30% - Suntrust Landmark	—	—	—	—

M&E - 1.30% - Landmark Select	—	—	—	—

M&E - 1.30% - Huntington Landmark	—	—	—	—

M&E - 1.30% - Landmark ML	—	—	—	—

M&E - 1.30% - MEMBERS Landmark	—	—	—	—

M&E - 1.40% - Landmark	—	—	—	—

M&E - 1.40% - Landmark ML	—	—	—	—

M&E - 1.40% - Freedom	—	—	—	—

M&E - 1.50% - Landmark	—	—	—	—

M&E - 1.50% - Suntrust Landmark	—	—	—	—

M&E - 1.50% - Landmark Select	—	—	—	—

M&E - 1.50% - Huntington Landmark	—	—	—	—

M&E - 1.50% - Landmark ML	—	—	—	—

M&E - 1.50% - Freedom	—	—	—	—

M&E - 1.50% - MEMBERS Landmark	—	—	—	—

M&E - 1.55% - Landmark	—	—	—	—

M&E - 1.55% - Landmark ML	—	—	—	—

M&E - 1.65% - Freedom	—	—	—	—

M&E - 1.70% - Freedom	—	—	—	—

M&E - 1.70% - MEMBERS Freedom	—	—	—	—

M&E - 1.80% - Landmark	—	—	—	—

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	—	—	—	—

M&E - 1.80% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA Vanguard ETF Index - Balanced - SC	TA Vanguard ETF Index - Growth - SC	TA Efficient Markets - SC	TA BlackRock Global Allocation - SC
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation units outstanding: Initial
M&E - 1.85% - Freedom	—	—	—	—

M&E - 1.90% - Freedom	—	—	—	—

M&E - 1.90% - MEMBERS Freedom	—	—	—	—

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	—	—	—	—

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	—	—

M&E - 2.00% - Landmark ML	—	—	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	—	—	—	—

M&E - 2.20% - Freedom	—	—	—	—

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA Vanguard ETF Index - Balanced - SC	TA Vanguard ETF Index - Growth - SC	TA Efficient Markets - SC	TA BlackRock Global Allocation - SC
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation unit value: Initial
M&E - 1.25% - Landmark	$—	$—	$—	$—

M&E - 1.25% - Landmark ML	$—	$—	$—	$—

M&E - 1.25% - Freedom	$—	$—	$—	$—

M&E - 1.30% - Landmark	$—	$—	$—	$—

M&E - 1.30% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.30% - Landmark Select	$—	$—	$—	$—

M&E - 1.30% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.30% - Landmark ML	$—	$—	$—	$—

M&E - 1.30% - MEMBERS Landmark	$—	$—	$—	$—

M&E - 1.40% - Landmark	$—	$—	$—	$—

M&E - 1.40% - Landmark ML	$—	$—	$—	$—

M&E - 1.40% - Freedom	$—	$—	$—	$—

M&E - 1.50% - Landmark	$—	$—	$—	$—

M&E - 1.50% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.50% - Landmark Select	$—	$—	$—	$—

M&E - 1.50% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.50% - Landmark ML	$—	$—	$—	$—

M&E - 1.50% - Freedom	$—	$—	$—	$—

M&E - 1.50% - MEMBERS Landmark	$—	$—	$—	$—

M&E - 1.55% - Landmark	$—	$—	$—	$—

M&E - 1.55% - Landmark ML	$—	$—	$—	$—

M&E - 1.65% - Freedom	$—	$—	$—	$—

M&E - 1.70% - Freedom	$—	$—	$—	$—

M&E - 1.70% - MEMBERS Freedom	$—	$—	$—	$—

M&E - 1.80% - Landmark	$—	$—	$—	$—

M&E - 1.80% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.80% - Landmark Select	$—	$—	$—	$—

M&E - 1.80% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.80% - Landmark ML	$—	$—	$—	$—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA Vanguard ETF Index - Balanced - SC	TA Vanguard ETF Index - Growth - SC	TA Efficient Markets - SC	TA BlackRock Global Allocation - SC
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation unit value: Initial
M&E - 1.85% - Freedom	$—	$—	$—	$—

M&E - 1.90% - Freedom	$—	$—	$—	$—

M&E - 1.90% - MEMBERS Freedom	$—	$—	$—	$—

M&E - 1.95% - Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark Select	$—	$—	$—	$—

M&E - 1.95% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark ML	$—	$—	$—	$—

M&E - 2.00% - Landmark	$—	$—	$—	$—

M&E - 2.00% - Suntrust Landmark	$—	$—	$—	$—

M&E - 2.00% - Landmark Select	$—	$—	$—	$—

M&E - 2.00% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.00% - Landmark ML	$—	$—	$—	$—

M&E - 2.05% - Landmark	$—	$—	$—	$—

M&E - 2.05% - Landmark ML	$—	$—	$—	$—

M&E - 2.15% - Freedom	$—	$—	$—	$—

M&E - 2.20% - Freedom	$—	$—	$—	$—

M&E - 2.30% - Landmark	$—	$—	$—	$—

M&E - 2.30% - Suntrust Landmark	$—	$—	$—	$—

M&E - 2.30% - Landmark Select	$—	$—	$—	$—

M&E - 2.30% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.30% - Landmark ML	$—	$—	$—	$—

M&E - 2.35% - Freedom	$—	$—	$—	$—

M&E - 2.45% - Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark Select	$—	$—	$—	$—

M&E - 2.45% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark ML	$—	$—	$—	$—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA Vanguard ETF Index - Balanced - SC	TA Vanguard ETF Index - Growth - SC	TA Efficient Markets - SC	TA BlackRock Global Allocation - SC
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation units outstanding: Service
M&E - 1.25% - Landmark	1,628,655	633,082	—	—

M&E - 1.25% - Landmark ML	—	—	—	376,229

M&E - 1.25% - Freedom	50,604	29,718	—	—

M&E - 1.30% - Landmark	249,377,054	178,715,773	16,537,206	231,569,069

M&E - 1.30% - Suntrust Landmark	—	—	—	—

M&E - 1.30% - Landmark Select	145,753	777,077	—	—

M&E - 1.30% - Huntington Landmark	6,548,150	3,781,406	154,771	8,455,861

M&E - 1.30% - Landmark ML	27,963,095	19,990,317	373,196	48,480,672

M&E - 1.30% - MEMBERS Landmark	31,713,855	4,129,301	—	8,027,108

M&E - 1.40% - Landmark	163,386	75,097	—	—

M&E - 1.40% - Landmark ML	—	—	—	2,424,842

M&E - 1.40% - Freedom	—	—	—	—

M&E - 1.50% - Landmark	37,221,553	53,773,896	4,375,933	62,212,553

M&E - 1.50% - Suntrust Landmark	—	—	—	—

M&E - 1.50% - Landmark Select	6,250	71,757	—	—

M&E - 1.50% - Huntington Landmark	2,195,926	2,609,953	13,378	2,591,853

M&E - 1.50% - Landmark ML	2,603,106	4,147,470	158,541	12,981,757

M&E - 1.50% - Freedom	—	2,966	—	—

M&E - 1.50% - MEMBERS Landmark	1,255,290	398,478	—	1,192,013

M&E - 1.55% - Landmark	2,870,292	1,563,535	—	—

M&E - 1.55% - Landmark ML	—	—	—	7,585,864

M&E - 1.65% - Freedom	111,157	210,749	—	—

M&E - 1.70% - Freedom	8,243,925	8,319,766	783,389	12,086,370

M&E - 1.70% - MEMBERS Freedom	2,316,831	531,316	—	674,259

M&E - 1.80% - Landmark	8,487,502	6,526,640	682,799	13,412,444

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	68,851	224,061	11,426	860,944

M&E - 1.80% - Landmark ML	1,478,715	554,725	33,193	4,851,653

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA Vanguard ETF Index - Balanced - SC	TA Vanguard ETF Index - Growth - SC	TA Efficient Markets - SC	TA BlackRock Global Allocation - SC
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation units outstanding: Service
M&E - 1.85% - Freedom	1,999	—	1,568	—

M&E - 1.90% - Freedom	1,137,625	1,402,188	132,663	2,787,045

M&E - 1.90% - MEMBERS Freedom	1,520	17,204	—	263,271

M&E - 1.95% - Landmark	4,182,467	5,033,364	687,403	—

M&E - 1.95% - Landmark Select	—	50,211	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	156,745	38,500	—

M&E - 2.00% - Landmark	1,568,358	1,858,479	276,437	2,910,739

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	11,126	—	52,352

M&E - 2.00% - Landmark ML	656,076	—	84,221	1,284,112

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	824,094	4,295	—	—

M&E - 2.20% - Freedom	—	—	—	268,991

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	109,564	25,022	49,257	—

M&E - 2.45% - Landmark	—	1,355,738	5,761	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	37,610	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA Vanguard ETF Index - Balanced - SC	TA Vanguard ETF Index - Growth - SC	TA Efficient Markets - SC	TA BlackRock Global Allocation - SC
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation unit value: Service
M&E - 1.25% - Landmark	$1.168742	$1.200284	$—	$—

M&E - 1.25% - Landmark ML	$1.105780	$1.056043	$—	$1.344073

M&E - 1.25% - Freedom	$1.168742	$1.200284	$—	$—

M&E - 1.30% - Landmark	$1.103217	$1.053646	$1.431601	$1.341634

M&E - 1.30% - Suntrust Landmark	$1.103217	$1.053646	$1.180735	$—

M&E - 1.30% - Landmark Select	$1.103217	$1.053646	$1.431601	$—

M&E - 1.30% - Huntington Landmark	$1.103217	$1.053646	$1.431601	$1.341634

M&E - 1.30% - Landmark ML	$1.103217	$1.053646	$1.431601	$1.341634

M&E - 1.30% - MEMBERS Landmark	$1.103217	$1.053646	$—	$1.341634

M&E - 1.40% - Landmark	$1.163345	$1.194752	$—	$—

M&E - 1.40% - Landmark ML	$1.098161	$1.048774	$—	$1.336776

M&E - 1.40% - Freedom	$1.163345	$1.194752	$—	$—

M&E - 1.50% - Landmark	$1.093104	$1.043955	$1.419962	$1.331962

M&E - 1.50% - Suntrust Landmark	$1.093104	$1.043955	$1.173491	$—

M&E - 1.50% - Landmark Select	$1.093104	$1.043955	$1.419962	$—

M&E - 1.50% - Huntington Landmark	$1.093104	$1.043955	$1.419962	$1.331962

M&E - 1.50% - Landmark ML	$1.093104	$1.043955	$1.419962	$1.331962

M&E - 1.50% - Freedom	$1.159763	$1.191058	$—	$—

M&E - 1.50% - MEMBERS Landmark	$1.093104	$1.043955	$—	$1.331962

M&E - 1.55% - Landmark	$1.158006	$1.189222	$—	$—

M&E - 1.55% - Landmark ML	$1.090599	$1.041556	$—	$1.329572

M&E - 1.65% - Freedom	$1.085619	$1.036789	$1.411298	$—

M&E - 1.70% - Freedom	$1.083107	$1.034414	$1.408406	$1.322389

M&E - 1.70% - MEMBERS Freedom	$1.083107	$1.034414	$—	$1.322389

M&E - 1.80% - Landmark	$1.078133	$1.029644	$1.402676	$1.317636

M&E - 1.80% - Suntrust Landmark	$1.078133	$1.029644	$1.162723	$—

M&E - 1.80% - Landmark Select	$1.078133	$1.029644	$1.402676	$—

M&E - 1.80% - Huntington Landmark	$1.078133	$1.029644	$1.402676	$1.317636

M&E - 1.80% - Landmark ML	$1.078133	$1.029644	$1.402676	$1.317636

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA Vanguard ETF Index - Balanced - SC	TA Vanguard ETF Index - Growth - SC	TA Efficient Markets - SC	TA BlackRock Global Allocation - SC
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation unit value: Service
M&E - 1.85% - Freedom	$1.075684	$1.027307	$1.399826	$—

M&E - 1.90% - Freedom	$1.073216	$1.024959	$1.396995	$1.312916

M&E - 1.90% - MEMBERS Freedom	$1.073216	$1.024959	$—	$1.312916

M&E - 1.95% - Landmark	$1.070743	$1.022629	$1.394176	$—

M&E - 1.95% - Landmark Select	$1.070743	$1.022629	$1.394176	$—

M&E - 1.95% - Huntington Landmark	$1.070743	$1.022629	$1.394176	$—

M&E - 1.95% - Landmark ML	$1.070743	$1.022629	$1.394176	$—

M&E - 2.00% - Landmark	$1.068293	$1.020265	$1.391323	$1.308202

M&E - 2.00% - Suntrust Landmark	$1.068293	$1.020265	$1.155634	$—

M&E - 2.00% - Landmark Select	$1.068293	$1.020265	$1.391323	$—

M&E - 2.00% - Huntington Landmark	$1.068293	$1.020265	$1.391323	$1.308202

M&E - 2.00% - Landmark ML	$1.068293	$1.020265	$1.391323	$1.308202

M&E - 2.05% - Landmark	$1.140391	$1.171166	$—	$—

M&E - 2.05% - Landmark ML	$1.065864	$1.017919	$—	$1.305835

M&E - 2.15% - Freedom	$1.060992	$1.013286	$1.382909	$—

M&E - 2.20% - Freedom	$1.058585	$1.010963	$1.380081	$1.298814

M&E - 2.30% - Landmark	$1.053722	$1.006375	$1.374493	$1.294176

M&E - 2.30% - Suntrust Landmark	$1.053722	$1.006375	$1.145069	$—

M&E - 2.30% - Landmark Select	$1.053722	$1.006375	$1.374493	$—

M&E - 2.30% - Huntington Landmark	$1.053722	$1.006375	$1.374493	$1.294176

M&E - 2.30% - Landmark ML	$1.053722	$1.006375	$1.374493	$1.294176

M&E - 2.35% - Freedom	$1.051338	$1.004059	$1.371725	$—

M&E - 2.45% - Landmark	$1.046565	$0.999482	$1.366201	$—

M&E - 2.45% - Landmark Select	$1.046565	$0.999482	$1.366201	$—

M&E - 2.45% - Huntington Landmark	$1.046565	$0.999482	$1.366201	$—

M&E - 2.45% - Landmark ML	$1.046565	$0.999482	$1.366201	$—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA BlackRock Tactical Allocation - SC Subaccount	TA ProFunds UltraBear - OAM - SC Subaccount	TA Janus Balanced - SC Subaccount	TA PIMCO Tactical - Growth - SC Subaccount
Assets
Investment in securities:
Number of shares - Initial	—	—	—	—

Cost	$—	$—	$—	$—

Number of shares - Service	26,483,922.856	19,276,828.590	3,732,926.079	1,873,328.203

Cost	$365,763,396	$54,484,797	$38,832,475	$19,738,404

Investments in mutual funds, Level 1 quoted prices at net asset value	$384,811,399	$45,300,547	$39,643,675	$18,377,350
Receivable for units sold	59	—	54	—

Total assets	384,811,458	45,300,547	39,643,729	18,377,350

Liabilities
Payable for units redeemed	—	54	—	21

Total net assets	$384,811,458	$45,300,493	$39,643,729	$18,377,329

Net Assets:
Deferred annuity contracts terminable by owners	$384,811,458	$45,300,493	$39,643,729	$18,377,329

Total net assets	$384,811,458	$45,300,493	$39,643,729	$18,377,329

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA BlackRock Tactical Allocation - SC Subaccount	TA ProFunds UltraBear - OAM - SC Subaccount	TA Janus Balanced - SC Subaccount	TA PIMCO Tactical - Growth - SC Subaccount
Accumulation units outstanding: Initial
M&E - 1.25% - Landmark	—	—	—	—

M&E - 1.25% - Landmark ML	—	—	—	—

M&E - 1.25% - Freedom	—	—	—	—

M&E - 1.30% - Landmark	—	—	—	—

M&E - 1.30% - Suntrust Landmark	—	—	—	—

M&E - 1.30% - Landmark Select	—	—	—	—

M&E - 1.30% - Huntington Landmark	—	—	—	—

M&E - 1.30% - Landmark ML	—	—	—	—

M&E - 1.30% - MEMBERS Landmark	—	—	—	—

M&E - 1.40% - Landmark	—	—	—	—

M&E - 1.40% - Landmark ML	—	—	—	—

M&E - 1.40% - Freedom	—	—	—	—

M&E - 1.50% - Landmark	—	—	—	—

M&E - 1.50% - Suntrust Landmark	—	—	—	—

M&E - 1.50% - Landmark Select	—	—	—	—

M&E - 1.50% - Huntington Landmark	—	—	—	—

M&E - 1.50% - Landmark ML	—	—	—	—

M&E - 1.50% - Freedom	—	—	—	—

M&E - 1.50% - MEMBERS Landmark	—	—	—	—

M&E - 1.55% - Landmark	—	—	—	—

M&E - 1.55% - Landmark ML	—	—	—	—

M&E - 1.65% - Freedom	—	—	—	—

M&E - 1.70% - Freedom	—	—	—	—

M&E - 1.70% - MEMBERS Freedom	—	—	—	—

M&E - 1.80% - Landmark	—	—	—	—

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	—	—	—	—

M&E - 1.80% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA BlackRock Tactical Allocation - SC Subaccount	TA ProFunds UltraBear - OAM - SC Subaccount	TA Janus Balanced - SC Subaccount	TA PIMCO Tactical - Growth - SC Subaccount
Accumulation units outstanding: Initial
M&E - 1.85% - Freedom	—	—	—	—

M&E - 1.90% - Freedom	—	—	—	—

M&E - 1.90% - MEMBERS Freedom	—	—	—	—

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	—	—	—	—

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	—	—

M&E - 2.00% - Landmark ML	—	—	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	—	—	—	—

M&E - 2.20% - Freedom	—	—	—	—

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA BlackRock Tactical Allocation - SC Subaccount	TA ProFunds UltraBear - OAM - SC Subaccount	TA Janus Balanced - SC Subaccount	TA PIMCO Tactical - Growth - SC Subaccount
Accumulation unit value: Initial
M&E - 1.25% - Landmark	$—	$—	$—	$—

M&E - 1.25% - Landmark ML	$—	$—	$—	$—

M&E - 1.25% - Freedom	$—	$—	$—	$—

M&E - 1.30% - Landmark	$—	$—	$—	$—

M&E - 1.30% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.30% - Landmark Select	$—	$—	$—	$—

M&E - 1.30% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.30% - Landmark ML	$—	$—	$—	$—

M&E - 1.30% - MEMBERS Landmark	$—	$—	$—	$—

M&E - 1.40% - Landmark	$—	$—	$—	$—

M&E - 1.40% - Landmark ML	$—	$—	$—	$—

M&E - 1.40% - Freedom	$—	$—	$—	$—

M&E - 1.50% - Landmark	$—	$—	$—	$—

M&E - 1.50% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.50% - Landmark Select	$—	$—	$—	$—

M&E - 1.50% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.50% - Landmark ML	$—	$—	$—	$—

M&E - 1.50% - Freedom	$—	$—	$—	$—

M&E - 1.50% - MEMBERS Landmark	$—	$—	$—	$—

M&E - 1.55% - Landmark	$—	$—	$—	$—

M&E - 1.55% - Landmark ML	$—	$—	$—	$—

M&E - 1.65% - Freedom	$—	$—	$—	$—

M&E - 1.70% - Freedom	$—	$—	$—	$—

M&E - 1.70% - MEMBERS Freedom	$—	$—	$—	$—

M&E - 1.80% - Landmark	$—	$—	$—	$—

M&E - 1.80% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.80% - Landmark Select	$—	$—	$—	$—

M&E - 1.80% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.80% - Landmark ML	$—	$—	$—	$—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA BlackRock Tactical Allocation - SC Subaccount	TA ProFunds UltraBear - OAM - SC Subaccount	TA Janus Balanced - SC Subaccount	TA PIMCO Tactical - Growth - SC Subaccount
Accumulation unit value: Initial
M&E - 1.85% - Freedom	$—	$—	$—	$—

M&E - 1.90% - Freedom	$—	$—	$—	$—

M&E - 1.90% - MEMBERS Freedom	$—	$—	$—	$—

M&E - 1.95% - Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark Select	$—	$—	$—	$—

M&E - 1.95% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark ML	$—	$—	$—	$—

M&E - 2.00% - Landmark	$—	$—	$—	$—

M&E - 2.00% - Suntrust Landmark	$—	$—	$—	$—

M&E - 2.00% - Landmark Select	$—	$—	$—	$—

M&E - 2.00% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.00% - Landmark ML	$—	$—	$—	$—

M&E - 2.05% - Landmark	$—	$—	$—	$—

M&E - 2.05% - Landmark ML	$—	$—	$—	$—

M&E - 2.15% - Freedom	$—	$—	$—	$—

M&E - 2.20% - Freedom	$—	$—	$—	$—

M&E - 2.30% - Landmark	$—	$—	$—	$—

M&E - 2.30% - Suntrust Landmark	$—	$—	$—	$—

M&E - 2.30% - Landmark Select	$—	$—	$—	$—

M&E - 2.30% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.30% - Landmark ML	$—	$—	$—	$—

M&E - 2.35% - Freedom	$—	$—	$—	$—

M&E - 2.45% - Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark Select	$—	$—	$—	$—

M&E - 2.45% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark ML	$—	$—	$—	$—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA BlackRock Tactical Allocation - SC Subaccount	TA ProFunds UltraBear - OAM - SC Subaccount	TA Janus Balanced - SC Subaccount	TA PIMCO Tactical - Growth - SC Subaccount
Accumulation units outstanding: Service
M&E - 1.25% - Landmark	1,881,233	—	—	—

M&E - 1.25% - Landmark ML	115,386	—	—	—

M&E - 1.25% - Freedom	120,371	—	—	—

M&E - 1.30% - Landmark	149,014,659	127,357,592	25,251,167	13,697,031

M&E - 1.30% - Suntrust Landmark	10,554	—	—	—

M&E - 1.30% - Landmark Select	71,728	—	—	—

M&E - 1.30% - Huntington Landmark	8,971,196	5,114,352	501,278	43,113

M&E - 1.30% - Landmark ML	13,938,681	5,438,426	863,145	109,789

M&E - 1.30% - MEMBERS Landmark	5,157,620	1,137,702	1,039,506	581,453

M&E - 1.40% - Landmark	1,234,605	—	—	—

M&E - 1.40% - Landmark ML	332,590	—	—	—

M&E - 1.40% - Freedom	685,807	—	—	—

M&E - 1.50% - Landmark	42,476,650	44,485,551	8,808,583	5,184,332

M&E - 1.50% - Suntrust Landmark	—	—	—	—

M&E - 1.50% - Landmark Select	26,101	—	—	—

M&E - 1.50% - Huntington Landmark	2,476,136	2,533,044	56,335	18,813

M&E - 1.50% - Landmark ML	1,820,281	793,602	227,354	31,855

M&E - 1.50% - Freedom	691,830	—	—	—

M&E - 1.50% - MEMBERS Landmark	653,190	472,412	510,274	116,415

M&E - 1.55% - Landmark	15,986,116	—	—	137,033

M&E - 1.55% - Landmark ML	198,176	—	—	—

M&E - 1.65% - Freedom	497,614	—	—	—

M&E - 1.70% - Freedom	8,907,838	7,074,715	1,331,865	356,208

M&E - 1.70% - MEMBERS Freedom	113,448	—	236,690	8,769

M&E - 1.80% - Landmark	4,432,269	3,626,975	798,039	428,458

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	1,036,683	454,503	8,341	1,450

M&E - 1.80% - Landmark ML	542,558	353,544	27,559	—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA BlackRock Tactical Allocation - SC Subaccount	TA ProFunds UltraBear - OAM - SC Subaccount	TA Janus Balanced - SC Subaccount	TA PIMCO Tactical - Growth - SC Subaccount
Accumulation units outstanding: Service
M&E - 1.85% - Freedom	856,504	—	—	—

M&E - 1.90% - Freedom	1,651,167	2,201,970	567,246	161,666

M&E - 1.90% - MEMBERS Freedom	24,859	—	14,536	—

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	908,159	1,565,762	210,630	320,940

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	17,547	12,359	2,902	—

M&E - 2.00% - Landmark ML	404,916	148,420	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	52,103	—	—	—

M&E - 2.20% - Freedom	38,835	—	52,047	—

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA BlackRock Tactical Allocation - SC Subaccount	TA ProFunds UltraBear - OAM - SC Subaccount	TA Janus Balanced - SC Subaccount	TA PIMCO Tactical - Growth - SC Subaccount
Accumulation unit value: Service
M&E - 1.25% - Landmark	$1.227411	$—	$—	$—

M&E - 1.25% - Landmark ML	$1.227411	$—	$—	$—

M&E - 1.25% - Freedom	$1.227411	$—	$—	$—

M&E - 1.30% - Landmark	$1.476025	$0.224097	$0.981275	$0.868392

M&E - 1.30% - Suntrust Landmark	$1.225513	$—	$0.981275	$0.868392

M&E - 1.30% - Landmark Select	$1.225513	$—	$0.981275	$0.868392

M&E - 1.30% - Huntington Landmark	$1.476025	$0.224097	$0.981275	$0.868392

M&E - 1.30% - Landmark ML	$1.476025	$0.224097	$0.981275	$0.868392

M&E - 1.30% - MEMBERS Landmark	$1.476025	$0.224097	$0.981275	$0.868392

M&E - 1.40% - Landmark	$1.221728	$—	$—	$—

M&E - 1.40% - Landmark ML	$1.221728	$—	$—	$—

M&E - 1.40% - Freedom	$1.221728	$—	$—	$—

M&E - 1.50% - Landmark	$1.465379	$0.222465	$0.975267	$0.863059

M&E - 1.50% - Suntrust Landmark	$1.217987	$—	$0.975267	$0.863059

M&E - 1.50% - Landmark Select	$1.217987	$—	$0.975267	$0.863059

M&E - 1.50% - Huntington Landmark	$1.465379	$0.222465	$0.975267	$0.863059

M&E - 1.50% - Landmark ML	$1.465379	$0.222465	$0.975267	$0.863059

M&E - 1.50% - Freedom	$1.217987	$—	$—	$—

M&E - 1.50% - MEMBERS Landmark	$1.465379	$0.222465	$0.975267	$0.863059

M&E - 1.55% - Landmark	$1.216138	$—	$—	$0.987536

M&E - 1.55% - Landmark ML	$1.216138	$—	$—	$—

M&E - 1.65% - Freedom	$1.212389	$—	$—	$—

M&E - 1.70% - Freedom	$1.454844	$0.220871	$0.969277	$0.857782

M&E - 1.70% - MEMBERS Freedom	$1.454844	$0.220871	$0.969277	$0.857782

M&E - 1.80% - Landmark	$1.449592	$0.220060	$0.966310	$0.855161

M&E - 1.80% - Suntrust Landmark	$1.206852	$—	$0.966310	$0.855161

M&E - 1.80% - Landmark Select	$1.206852	$—	$0.966310	$0.855161

M&E - 1.80% - Huntington Landmark	$1.449592	$0.220060	$0.966310	$0.855161

M&E - 1.80% - Landmark ML	$1.449592	$0.220060	$0.966310	$0.855161

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA BlackRock Tactical Allocation - SC Subaccount	TA ProFunds UltraBear - OAM - SC Subaccount	TA Janus Balanced - SC Subaccount	TA PIMCO Tactical - Growth - SC Subaccount
Accumulation unit value: Service
M&E - 1.85% - Freedom	$1.204989	$—	$—	$—

M&E - 1.90% - Freedom	$1.444391	$0.219265	$0.963352	$0.852535

M&E - 1.90% - MEMBERS Freedom	$1.444391	$0.219265	$0.963352	$0.852535

M&E - 1.95% - Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark Select	$—	$—	$—	$—

M&E - 1.95% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark ML	$—	$—	$—	$—

M&E - 2.00% - Landmark	$1.439207	$0.218481	$0.960410	$0.849935

M&E - 2.00% - Suntrust Landmark	$1.199467	$—	$0.960410	$0.849935

M&E - 2.00% - Landmark Select	$1.199467	$—	$0.960410	$0.849935

M&E - 2.00% - Huntington Landmark	$1.439207	$0.218481	$0.960410	$0.849935

M&E - 2.00% - Landmark ML	$1.439207	$0.218481	$0.960410	$0.849935

M&E - 2.05% - Landmark	$1.197634	$—	$—	$0.986143

M&E - 2.05% - Landmark ML	$1.197634	$—	$—	$—

M&E - 2.15% - Freedom	$1.193974	$—	$—	$—

M&E - 2.20% - Freedom	$1.428879	$—	$0.954537	$0.844763

M&E - 2.30% - Landmark	$1.423761	$—	$0.951641	$0.842170

M&E - 2.30% - Suntrust Landmark	$1.188512	$—	$0.951641	$0.842170

M&E - 2.30% - Landmark Select	$1.188512	$—	$0.951641	$0.842170

M&E - 2.30% - Huntington Landmark	$1.423761	$—	$0.951641	$0.842170

M&E - 2.30% - Landmark ML	$1.423761	$—	$0.951641	$0.842170

M&E - 2.35% - Freedom	$—	$—	$—	$—

M&E - 2.45% - Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark Select	$—	$—	$—	$—

M&E - 2.45% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark ML	$—	$—	$—	$—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA PIMCO Tactical - Conservative - SC	TA PIMCO Tactical - Balanced - SC	TA Hanlon Income - SC	TA Vanguard ETF Index - Conservative - SC
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares - Initial	—	—	—	—

Cost	$—	$—	$—	$—

Number of shares - Service	2,239,269.463	3,715,283.461	10,333,080.677	9,746,411.196

Cost	$23,678,618	$39,521,017	$115,205,153	$109,955,845

Investments in mutual funds, Level 1 quoted prices at net asset value	$22,706,192	$38,453,184	$116,557,150	$113,935,547
Receivable for units sold	—	39	124	—

Total assets	22,706,192	38,453,223	116,557,274	113,935,547

Liabilities
Payable for units redeemed	19	—	—	97

Total net assets	$22,706,173	$38,453,223	$116,557,274	$113,935,450

Net Assets:
Deferred annuity contracts terminable by owners	$22,706,173	$38,453,223	$116,557,274	$113,935,450

Total net assets	$22,706,173	$38,453,223	$116,557,274	$113,935,450

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA PIMCO Tactical - Conservative - SC	TA PIMCO Tactical - Balanced - SC	TA Hanlon Income - SC	TA Vanguard ETF Index - Conservative - SC
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation units outstanding: Initial
M&E - 1.25% - Landmark	—	—	—	—

M&E - 1.25% - Landmark ML	—	—	—	—

M&E - 1.25% - Freedom	—	—	—	—

M&E - 1.30% - Landmark	—	—	—	—

M&E - 1.30% - Suntrust Landmark	—	—	—	—

M&E - 1.30% - Landmark Select	—	—	—	—

M&E - 1.30% - Huntington Landmark	—	—	—	—

M&E - 1.30% - Landmark ML	—	—	—	—

M&E - 1.30% - MEMBERS Landmark	—	—	—	—

M&E - 1.40% - Landmark	—	—	—	—

M&E - 1.40% - Landmark ML	—	—	—	—

M&E - 1.40% - Freedom	—	—	—	—

M&E - 1.50% - Landmark	—	—	—	—

M&E - 1.50% - Suntrust Landmark	—	—	—	—

M&E - 1.50% - Landmark Select	—	—	—	—

M&E - 1.50% - Huntington Landmark	—	—	—	—

M&E - 1.50% - Landmark ML	—	—	—	—

M&E - 1.50% - Freedom	—	—	—	—

M&E - 1.50% - MEMBERS Landmark	—	—	—	—

M&E - 1.55% - Landmark	—	—	—	—

M&E - 1.55% - Landmark ML	—	—	—	—

M&E - 1.65% - Freedom	—	—	—	—

M&E - 1.70% - Freedom	—	—	—	—

M&E - 1.70% - MEMBERS Freedom	—	—	—	—

M&E - 1.80% - Landmark	—	—	—	—

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	—	—	—	—

M&E - 1.80% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA PIMCO Tactical - Conservative - SC	TA PIMCO Tactical - Balanced - SC	TA Hanlon Income - SC	TA Vanguard ETF Index - Conservative - SC
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation units outstanding: Initial
M&E - 1.85% - Freedom	—	—	—	—

M&E - 1.90% - Freedom	—	—	—	—

M&E - 1.90% - MEMBERS Freedom	—	—	—	—

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	—	—	—	—

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	—	—

M&E - 2.00% - Landmark ML	—	—	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	—	—	—	—

M&E - 2.20% - Freedom	—	—	—	—

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA PIMCO Tactical - Conservative - SC	TA PIMCO Tactical - Balanced - SC	TA Hanlon Income - SC	TA Vanguard ETF Index - Conservative - SC
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation unit value: Initial
M&E - 1.25% - Landmark	$—	$—	$—	$—

M&E - 1.25% - Landmark ML	$—	$—	$—	$—

M&E - 1.25% - Freedom	$—	$—	$—	$—

M&E - 1.30% - Landmark	$—	$—	$—	$—

M&E - 1.30% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.30% - Landmark Select	$—	$—	$—	$—

M&E - 1.30% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.30% - Landmark ML	$—	$—	$—	$—

M&E - 1.30% - MEMBERS Landmark	$—	$—	$—	$—

M&E - 1.40% - Landmark	$—	$—	$—	$—

M&E - 1.40% - Landmark ML	$—	$—	$—	$—

M&E - 1.40% - Freedom	$—	$—	$—	$—

M&E - 1.50% - Landmark	$—	$—	$—	$—

M&E - 1.50% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.50% - Landmark Select	$—	$—	$—	$—

M&E - 1.50% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.50% - Landmark ML	$—	$—	$—	$—

M&E - 1.50% - Freedom	$—	$—	$—	$—

M&E - 1.50% - MEMBERS Landmark	$—	$—	$—	$—

M&E - 1.55% - Landmark	$—	$—	$—	$—

M&E - 1.55% - Landmark ML	$—	$—	$—	$—

M&E - 1.65% - Freedom	$—	$—	$—	$—

M&E - 1.70% - Freedom	$—	$—	$—	$—

M&E - 1.70% - MEMBERS Freedom	$—	$—	$—	$—

M&E - 1.80% - Landmark	$—	$—	$—	$—

M&E - 1.80% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.80% - Landmark Select	$—	$—	$—	$—

M&E - 1.80% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.80% - Landmark ML	$—	$—	$—	$—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA PIMCO Tactical - Conservative - SC	TA PIMCO Tactical - Balanced - SC	TA Hanlon Income - SC	TA Vanguard ETF Index - Conservative - SC
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation unit value: Initial
M&E - 1.85% - Freedom	$—	$—	$—	$—

M&E - 1.90% - Freedom	$—	$—	$—	$—

M&E - 1.90% - MEMBERS Freedom	$—	$—	$—	$—

M&E - 1.95% - Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark Select	$—	$—	$—	$—

M&E - 1.95% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark ML	$—	$—	$—	$—

M&E - 2.00% - Landmark	$—	$—	$—	$—

M&E - 2.00% - Suntrust Landmark	$—	$—	$—	$—

M&E - 2.00% - Landmark Select	$—	$—	$—	$—

M&E - 2.00% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.00% - Landmark ML	$—	$—	$—	$—

M&E - 2.05% - Landmark	$—	$—	$—	$—

M&E - 2.05% - Landmark ML	$—	$—	$—	$—

M&E - 2.15% - Freedom	$—	$—	$—	$—

M&E - 2.20% - Freedom	$—	$—	$—	$—

M&E - 2.30% - Landmark	$—	$—	$—	$—

M&E - 2.30% - Suntrust Landmark	$—	$—	$—	$—

M&E - 2.30% - Landmark Select	$—	$—	$—	$—

M&E - 2.30% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.30% - Landmark ML	$—	$—	$—	$—

M&E - 2.35% - Freedom	$—	$—	$—	$—

M&E - 2.45% - Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark Select	$—	$—	$—	$—

M&E - 2.45% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark ML	$—	$—	$—	$—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA PIMCO Tactical - Conservative - SC	TA PIMCO Tactical - Balanced - SC	TA Hanlon Income - SC	TA Vanguard ETF Index - Conservative - SC
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation units outstanding: Service
M&E - 1.25% - Landmark	—	—	—	14,190

M&E - 1.25% - Landmark ML	—	—	—	47,946

M&E - 1.25% - Freedom	—	—	—	—

M&E - 1.30% - Landmark	16,098,700	25,317,730	84,662,743	57,188,091

M&E - 1.30% - Suntrust Landmark	—	—	—	—

M&E - 1.30% - Landmark Select	—	—	—	—

M&E - 1.30% - Huntington Landmark	230,429	155,527	20,844	771,275

M&E - 1.30% - Landmark ML	83,085	893,750	7,960	4,815,382

M&E - 1.30% - MEMBERS Landmark	1,245,562	2,008,822	—	14,089,393

M&E - 1.40% - Landmark	—	—	—	189,857

M&E - 1.40% - Landmark ML	—	—	—	4,888

M&E - 1.40% - Freedom	—	—	—	93,741

M&E - 1.50% - Landmark	4,559,703	7,575,919	16,207,809	7,822,991

M&E - 1.50% - Suntrust Landmark	—	—	—	—

M&E - 1.50% - Landmark Select	—	—	—	—

M&E - 1.50% - Huntington Landmark	82,562	39,934	21,282	371,871

M&E - 1.50% - Landmark ML	—	194,584	40,604	388,060

M&E - 1.50% - Freedom	—	—	—	—

M&E - 1.50% - MEMBERS Landmark	303,701	250,410	—	782,637

M&E - 1.55% - Landmark	313,394	271,524	—	1,716,962

M&E - 1.55% - Landmark ML	—	—	—	96,184

M&E - 1.65% - Freedom	—	—	—	112,064

M&E - 1.70% - Freedom	999,548	4,101,379	8,585,576	4,085,523

M&E - 1.70% - MEMBERS Freedom	12,695	91,480	—	444,179

M&E - 1.80% - Landmark	418,748	346,524	2,015,173	4,997,181

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	—	—	—	—

M&E - 1.80% - Landmark ML	—	192,154	—	121,320

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA PIMCO Tactical - Conservative - SC	TA PIMCO Tactical - Balanced - SC	TA Hanlon Income - SC	TA Vanguard ETF Index - Conservative - SC
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation units outstanding: Service
M&E - 1.85% - Freedom	—	—	—	—

M&E - 1.90% - Freedom	726,329	71,811	1,300,849	286,172

M&E - 1.90% - MEMBERS Freedom	—	—	—	—

M&E - 1.95% - Landmark	—	—	—	6,759

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	56,243	60,681	602,633	318,494

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	—	2,707

M&E - 2.00% - Landmark ML	—	—	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	—	—	—	—

M&E - 2.20% - Freedom	—	103,672	—	—

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA PIMCO Tactical - Conservative - SC	TA PIMCO Tactical - Balanced - SC	TA Hanlon Income - SC	TA Vanguard ETF Index - Conservative - SC
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation unit value: Service
M&E - 1.25% - Landmark	$—	$—	$—	$1.157932

M&E - 1.25% - Landmark ML	$—	$—	$—	$1.157932

M&E - 1.25% - Freedom	$—	$—	$—	$1.157932

M&E - 1.30% - Landmark	$0.904680	$0.924764	$1.029727	$1.156129

M&E - 1.30% - Suntrust Landmark	$0.904680	$0.924764	$1.029727	$1.156129

M&E - 1.30% - Landmark Select	$0.904680	$0.924764	$1.029727	$1.156129

M&E - 1.30% - Huntington Landmark	$0.904680	$0.924764	$1.029727	$1.156129

M&E - 1.30% - Landmark ML	$0.904680	$0.924764	$1.029727	$1.156129

M&E - 1.30% - MEMBERS Landmark	$0.904680	$0.924764	$—	$1.156129

M&E - 1.40% - Landmark	$—	$—	$—	$1.152583

M&E - 1.40% - Landmark ML	$—	$—	$—	$1.152583

M&E - 1.40% - Freedom	$—	$—	$—	$1.152583

M&E - 1.50% - Landmark	$0.899120	$0.919103	$1.023367	$1.149041

M&E - 1.50% - Suntrust Landmark	$0.899120	$0.919103	$1.023367	$1.149041

M&E - 1.50% - Landmark Select	$0.899120	$0.919103	$1.023367	$1.149041

M&E - 1.50% - Huntington Landmark	$0.899120	$0.919103	$1.023367	$1.149041

M&E - 1.50% - Landmark ML	$0.899120	$0.919103	$1.023367	$1.149041

M&E - 1.50% - Freedom	$—	$—	$—	$1.149041

M&E - 1.50% - MEMBERS Landmark	$0.899120	$0.919103	$—	$1.149041

M&E - 1.55% - Landmark	$0.995588	$0.992710	$—	$1.147291

M&E - 1.55% - Landmark ML	$—	$—	$—	$1.147291

M&E - 1.65% - Freedom	$—	$—	$—	$1.143767

M&E - 1.70% - Freedom	$0.893621	$0.913472	$1.017107	$1.141997

M&E - 1.70% - MEMBERS Freedom	$0.893621	$0.913472	$—	$1.141997

M&E - 1.80% - Landmark	$0.890882	$0.910655	$1.014015	$1.138517

M&E - 1.80% - Suntrust Landmark	$0.890882	$0.910655	$1.014015	$1.138517

M&E - 1.80% - Landmark Select	$0.890882	$0.910655	$1.014015	$1.138517

M&E - 1.80% - Huntington Landmark	$0.890882	$0.910655	$1.014015	$1.138517

M&E - 1.80% - Landmark ML	$0.890882	$0.910655	$1.014015	$1.138517

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA PIMCO Tactical - Conservative - SC	TA PIMCO Tactical - Balanced - SC	TA Hanlon Income - SC	TA Vanguard ETF Index - Conservative - SC
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation unit value: Service
M&E - 1.85% - Freedom	$—	$—	$—	$1.136766

M&E - 1.90% - Freedom	$0.888152	$0.907874	$1.010902	$1.135030

M&E - 1.90% - MEMBERS Freedom	$0.888152	$0.907874	$—	$1.135030

M&E - 1.95% - Landmark	$—	$—	$—	$1.133279

M&E - 1.95% - Landmark Select	$—	$—	$—	$1.133279

M&E - 1.95% - Huntington Landmark	$—	$—	$—	$1.133279

M&E - 1.95% - Landmark ML	$—	$—	$—	$1.133279

M&E - 2.00% - Landmark	$0.885453	$0.905090	$1.007808	$1.131562

M&E - 2.00% - Suntrust Landmark	$0.885453	$0.905090	$1.007808	$1.131562

M&E - 2.00% - Landmark Select	$0.885453	$0.905090	$1.007808	$1.131562

M&E - 2.00% - Huntington Landmark	$0.885453	$0.905090	$1.007808	$1.131562

M&E - 2.00% - Landmark ML	$0.885453	$0.905090	$1.007808	$1.131562

M&E - 2.05% - Landmark	$0.994180	$0.991308	$—	$1.129832

M&E - 2.05% - Landmark ML	$—	$—	$—	$1.129832

M&E - 2.15% - Freedom	$—	$—	$—	$1.126394

M&E - 2.20% - Freedom	$0.880028	$0.899575	$1.001677	$1.124660

M&E - 2.30% - Landmark	$0.877347	$0.896845	$0.998617	$1.121227

M&E - 2.30% - Suntrust Landmark	$0.877347	$0.896845	$0.998617	$1.121227

M&E - 2.30% - Landmark Select	$0.877347	$0.896845	$0.998617	$1.121227

M&E - 2.30% - Huntington Landmark	$0.877347	$0.896845	$0.998617	$1.121227

M&E - 2.30% - Landmark ML	$0.877347	$0.896845	$0.998617	$1.121227

M&E - 2.35% - Freedom	$—	$—	$—	$1.119538

M&E - 2.45% - Landmark	$—	$—	$—	$1.116124

M&E - 2.45% - Landmark Select	$—	$—	$—	$1.116124

M&E - 2.45% - Huntington Landmark	$—	$—	$—	$1.116124

M&E - 2.45% - Landmark ML	$—	$—	$—	$1.116124

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA Vanguard ETF Index - Aggressive Growth - SC	TA JPMorgan Mid Cap Value - SC	TA PIMCO Real Return TIPS - SC	TA Madison Balanced Allocation - SC
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares - Initial	—	—	—	—

Cost	$—	$—	$—	$—

Number of shares - Service	2,427,152.528	1,708,876.037	6,554,079.111	2,635,078.339

Cost	$29,221,740	$24,426,550	$72,052,827	$26,239,938

Investments in mutual funds, Level 1 quoted prices at net asset value	$30,824,837	$27,547,082	$73,864,472	$27,510,218
Receivable for units sold	15	—	32	52

Total assets	30,824,852	27,547,082	73,864,504	27,510,270

Liabilities
Payable for units redeemed	—	22	—	—

Total net assets	$30,824,852	$27,547,060	$73,864,504	$27,510,270

Net Assets:
Deferred annuity contracts terminable by owners	$30,824,852	$27,547,060	$73,864,504	$27,510,270

Total net assets	$30,824,852	$27,547,060	$73,864,504	$27,510,270

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA Vanguard ETF Index - Aggressive Growth - SC	TA JPMorgan Mid Cap Value - SC	TA PIMCO Real Return TIPS - SC	TA Madison Balanced Allocation - SC
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation units outstanding: Initial
M&E - 1.25% - Landmark	—	—	—	—

M&E - 1.25% - Landmark ML	—	—	—	—

M&E - 1.25% - Freedom	—	—	—	—

M&E - 1.30% - Landmark	—	—	—	—

M&E - 1.30% - Suntrust Landmark	—	—	—	—

M&E - 1.30% - Landmark Select	—	—	—	—

M&E - 1.30% - Huntington Landmark	—	—	—	—

M&E - 1.30% - Landmark ML	—	—	—	—

M&E - 1.30% - MEMBERS Landmark	—	—	—	—

M&E - 1.40% - Landmark	—	—	—	—

M&E - 1.40% - Landmark ML	—	—	—	—

M&E - 1.40% - Freedom	—	—	—	—

M&E - 1.50% - Landmark	—	—	—	—

M&E - 1.50% - Suntrust Landmark	—	—	—	—

M&E - 1.50% - Landmark Select	—	—	—	—

M&E - 1.50% - Huntington Landmark	—	—	—	—

M&E - 1.50% - Landmark ML	—	—	—	—

M&E - 1.50% - Freedom	—	—	—	—

M&E - 1.50% - MEMBERS Landmark	—	—	—	—

M&E - 1.55% - Landmark	—	—	—	—

M&E - 1.55% - Landmark ML	—	—	—	—

M&E - 1.65% - Freedom	—	—	—	—

M&E - 1.70% - Freedom	—	—	—	—

M&E - 1.70% - MEMBERS Freedom	—	—	—	—

M&E - 1.80% - Landmark	—	—	—	—

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	—	—	—	—

M&E - 1.80% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA Vanguard ETF Index - Aggressive Growth - SC	TA JPMorgan Mid Cap Value - SC	TA PIMCO Real Return TIPS - SC	TA Madison Balanced Allocation - SC
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation units outstanding: Initial
M&E - 1.85% - Freedom	—	—	—	—

M&E - 1.90% - Freedom	—	—	—	—

M&E - 1.90% - MEMBERS Freedom	—	—	—	—

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	—	—	—	—

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	—	—

M&E - 2.00% - Landmark ML	—	—	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	—	—	—	—

M&E - 2.20% - Freedom	—	—	—	—

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA Vanguard ETF Index - Aggressive Growth - SC Subaccount	TA JPMorgan Mid Cap Value - SC Subaccount	TA PIMCO Real Return TIPS - SC Subaccount	TA Madison Balanced Allocation - SC Subaccount
Accumulation unit value: Initial
M&E - 1.25% - Landmark	$—	$—	$—	$—

M&E - 1.25% - Landmark ML	$—	$—	$—	$—

M&E - 1.25% - Freedom	$—	$—	$—	$—

M&E - 1.30% - Landmark	$—	$—	$—	$—

M&E - 1.30% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.30% - Landmark Select	$—	$—	$—	$—

M&E - 1.30% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.30% - Landmark ML	$—	$—	$—	$—

M&E - 1.30% - MEMBERS Landmark	$—	$—	$—	$—

M&E - 1.40% - Landmark	$—	$—	$—	$—

M&E - 1.40% - Landmark ML	$—	$—	$—	$—

M&E - 1.40% - Freedom	$—	$—	$—	$—

M&E - 1.50% - Landmark	$—	$—	$—	$—

M&E - 1.50% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.50% - Landmark Select	$—	$—	$—	$—

M&E - 1.50% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.50% - Landmark ML	$—	$—	$—	$—

M&E - 1.50% - Freedom	$—	$—	$—	$—

M&E - 1.50% - MEMBERS Landmark	$—	$—	$—	$—

M&E - 1.55% - Landmark	$—	$—	$—	$—

M&E - 1.55% - Landmark ML	$—	$—	$—	$—

M&E - 1.65% - Freedom	$—	$—	$—	$—

M&E - 1.70% - Freedom	$—	$—	$—	$—

M&E - 1.70% - MEMBERS Freedom	$—	$—	$—	$—

M&E - 1.80% - Landmark	$—	$—	$—	$—

M&E - 1.80% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.80% - Landmark Select	$—	$—	$—	$—

M&E - 1.80% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.80% - Landmark ML	$—	$—	$—	$—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA Vanguard ETF Index - Aggressive Growth - SC Subaccount	TA JPMorgan Mid Cap Value - SC Subaccount	TA PIMCO Real Return TIPS - SC Subaccount	TA Madison Balanced Allocation - SC Subaccount
Accumulation unit value: Initial
M&E - 1.85% - Freedom	$—	$—	$—	$—

M&E - 1.90% - Freedom	$—	$—	$—	$—

M&E - 1.90% - MEMBERS Freedom	$—	$—	$—	$—

M&E - 1.95% - Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark Select	$—	$—	$—	$—

M&E - 1.95% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark ML	$—	$—	$—	$—

M&E - 2.00% - Landmark	$—	$—	$—	$—

M&E - 2.00% - Suntrust Landmark	$—	$—	$—	$—

M&E - 2.00% - Landmark Select	$—	$—	$—	$—

M&E - 2.00% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.00% - Landmark ML	$—	$—	$—	$—

M&E - 2.05% - Landmark	$—	$—	$—	$—

M&E - 2.05% - Landmark ML	$—	$—	$—	$—

M&E - 2.15% - Freedom	$—	$—	$—	$—

M&E - 2.20% - Freedom	$—	$—	$—	$—

M&E - 2.30% - Landmark	$—	$—	$—	$—

M&E - 2.30% - Suntrust Landmark	$—	$—	$—	$—

M&E - 2.30% - Landmark Select	$—	$—	$—	$—

M&E - 2.30% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.30% - Landmark ML	$—	$—	$—	$—

M&E - 2.35% - Freedom	$—	$—	$—	$—

M&E - 2.45% - Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark Select	$—	$—	$—	$—

M&E - 2.45% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark ML	$—	$—	$—	$—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA Vanguard ETF Index - Aggressive Growth - SC Subaccount	TA JPMorgan Mid Cap Value - SC Subaccount	TA PIMCO Real Return TIPS - SC Subaccount	TA Madison Balanced Allocation - SC Subaccount
Accumulation units outstanding: Service
M&E - 1.25% - Landmark	83,702	318,566	—	—

M&E - 1.25% - Landmark ML	—	895	—	—

M&E - 1.25% - Freedom	—	58,015	—	—

M&E - 1.30% - Landmark	12,261,263	6,140,157	36,379,768	—

M&E - 1.30% - Suntrust Landmark	—	—	—	—

M&E - 1.30% - Landmark Select	—	—	296,627	—

M&E - 1.30% - Huntington Landmark	1,654,518	33,654	1,755,033	—

M&E - 1.30% - Landmark ML	843,612	95,508	3,603,776	—

M&E - 1.30% - MEMBERS Landmark	245,159	—	8,492,800	21,967,563

M&E - 1.40% - Landmark	140,159	389,670	—	—

M&E - 1.40% - Landmark ML	66,068	79,775	—	—

M&E - 1.40% - Freedom	(6)	1,524,591	—	—

M&E - 1.50% - Landmark	3,649,526	3,966,492	8,101,269	—

M&E - 1.50% - Suntrust Landmark	—	—	—	—

M&E - 1.50% - Landmark Select	—	—	—	—

M&E - 1.50% - Huntington Landmark	—	27,801	180,426	—

M&E - 1.50% - Landmark ML	368,163	115,306	879,606	—

M&E - 1.50% - Freedom	—	28,660	—	—

M&E - 1.50% - MEMBERS Landmark	457,984	—	541,814	4,483,400

M&E - 1.55% - Landmark	3,590,661	4,434,939	—	—

M&E - 1.55% - Landmark ML	128,745	245,197	—	—

M&E - 1.65% - Freedom	35,040	391,342	—	—

M&E - 1.70% - Freedom	508,335	646,709	4,040,760	—

M&E - 1.70% - MEMBERS Freedom	135,708	—	465,043	200,785

M&E - 1.80% - Landmark	121,643	30,126	446,192	—

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	—	—	34,395	—

M&E - 1.80% - Landmark ML	—	—	206,155	—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA Vanguard ETF Index - Aggressive Growth - SC Subaccount	TA JPMorgan Mid Cap Value - SC Subaccount	TA PIMCO Real Return TIPS - SC Subaccount	TA Madison Balanced Allocation - SC Subaccount
Accumulation units outstanding: Service
M&E - 1.85% - Freedom	—	1,846	—	—

M&E - 1.90% - Freedom	183,060	26,708	410,507	—

M&E - 1.90% - MEMBERS Freedom	—	—	62,877	39,500

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	8,323	33,107	56,851	—

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	4,000	—

M&E - 2.00% - Landmark ML	—	—	40,389	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	—	—	—	—

M&E - 2.20% - Freedom	—	—	—	—

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA Vanguard ETF Index - Aggressive Growth - SC Subaccount	TA JPMorgan Mid Cap Value - SC Subaccount	TA PIMCO Real Return TIPS - SC Subaccount	TA Madison Balanced Allocation - SC Subaccount
Accumulation unit value: Service
M&E - 1.25% - Landmark	$1.264668	$1.490639	$—	$—

M&E - 1.25% - Landmark ML	$1.264668	$1.490639	$—	$—

M&E - 1.25% - Freedom	$1.264668	$1.490639	$—	$—

M&E - 1.30% - Landmark	$1.262709	$1.488347	$1.120422	$—

M&E - 1.30% - Suntrust Landmark	$1.262709	$1.488347	$—	$—

M&E - 1.30% - Landmark Select	$1.262709	$1.488347	$1.120422	$—

M&E - 1.30% - Huntington Landmark	$1.262709	$1.488347	$1.120422	$—

M&E - 1.30% - Landmark ML	$1.262709	$1.488347	$1.120422	$—

M&E - 1.30% - MEMBERS Landmark	$1.262709	$—	$1.120422	$1.031321

M&E - 1.40% - Landmark	$1.258834	$1.483777	$—	$—

M&E - 1.40% - Landmark ML	$1.258834	$1.483777	$—	$—

M&E - 1.40% - Freedom	$1.258834	$1.483777	$—	$—

M&E - 1.50% - Landmark	$1.254972	$1.479221	$1.116750	$—

M&E - 1.50% - Suntrust Landmark	$1.254972	$1.479221	$—	$—

M&E - 1.50% - Landmark Select	$1.254972	$1.479221	$1.116750	$—

M&E - 1.50% - Huntington Landmark	$1.254972	$1.479221	$1.116750	$—

M&E - 1.50% - Landmark ML	$1.254972	$1.479221	$1.116750	$—

M&E - 1.50% - Freedom	$1.254972	$1.479221	$—	$—

M&E - 1.50% - MEMBERS Landmark	$1.254972	$—	$1.116750	$1.027927

M&E - 1.55% - Landmark	$1.253052	$1.476936	$—	$—

M&E - 1.55% - Landmark ML	$1.253052	$1.476936	$—	$—

M&E - 1.65% - Freedom	$1.249196	$1.472415	$—	$—

M&E - 1.70% - Freedom	$1.247294	$1.470161	$1.113096	$—

M&E - 1.70% - MEMBERS Freedom	$1.247294	$—	$1.113096	$1.024552

M&E - 1.80% - Landmark	$1.243479	$1.465660	$1.111260	$—

M&E - 1.80% - Suntrust Landmark	$1.243479	$1.465660	$—	$—

M&E - 1.80% - Landmark Select	$1.243479	$1.465660	$1.111260	$—

M&E - 1.80% - Huntington Landmark	$1.243479	$1.465660	$1.111260	$—

M&E - 1.80% - Landmark ML	$1.243479	$1.465660	$1.111260	$—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA Vanguard ETF Index - Aggressive Growth - SC Subaccount	TA JPMorgan Mid Cap Value - SC Subaccount	TA PIMCO Real Return TIPS - SC Subaccount	TA Madison Balanced Allocation - SC Subaccount
Accumulation unit value: Service
M&E - 1.85% - Freedom	$1.241582	$1.463400	$—	$—

M&E - 1.90% - Freedom	$1.239661	$1.461173	$1.109433	$—

M&E - 1.90% - MEMBERS Freedom	$1.239661	$—	$1.109433	$1.021206

M&E - 1.95% - Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark Select	$—	$—	$—	$—

M&E - 1.95% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark ML	$—	$—	$—	$—

M&E - 2.00% - Landmark	$1.235883	$1.456707	$1.107636	$—

M&E - 2.00% - Suntrust Landmark	$1.235883	$1.456707	$—	$—

M&E - 2.00% - Landmark Select	$1.235883	$1.456707	$1.107636	$—

M&E - 2.00% - Huntington Landmark	$1.235883	$1.456707	$1.107636	$—

M&E - 2.00% - Landmark ML	$1.235883	$1.456707	$1.107636	$—

M&E - 2.05% - Landmark	$1.233988	$1.454481	$—	$—

M&E - 2.05% - Landmark ML	$1.233988	$1.454481	$—	$—

M&E - 2.15% - Freedom	$1.230226	$1.450047	$—	$—

M&E - 2.20% - Freedom	$1.228355	$1.447843	$1.104014	$—

M&E - 2.30% - Landmark	$1.224601	$1.443428	$1.102224	$—

M&E - 2.30% - Suntrust Landmark	$1.224601	$1.443428	$—	$—

M&E - 2.30% - Landmark Select	$1.224601	$1.443428	$1.102224	$—

M&E - 2.30% - Huntington Landmark	$1.224601	$1.443428	$1.102224	$—

M&E - 2.30% - Landmark ML	$1.224601	$1.443428	$1.102224	$—

M&E - 2.35% - Freedom	$—	$—	$—	$—

M&E - 2.45% - Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark Select	$—	$—	$—	$—

M&E - 2.45% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark ML	$—	$—	$—	$—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA Madison Diversified Income - SC Subaccount	TA Madison Conservative Allocation - SC Subaccount	TA AEGON Tactical Vanguard ETF - Growth - SC Subaccount	TA AEGON Tactical Vanguard ETF - Balanced - SC Subaccount
Assets
Investment in securities:
Number of shares - Initial	—	—	—	—

Cost	$—	$—	$—	$—

Number of shares - Service	4,069,490.036	2,955,673.610	8,502,260.841	11,024,705.154

Cost	$42,450,465	$30,207,126	$82,388,989	$111,623,032

Investments in mutual funds, Level 1 quoted prices at net asset value	$43,909,797	$31,152,800	$87,063,151	$115,538,910
Receivable for units sold	—	—	74	21

Total assets	43,909,797	31,152,800	87,063,225	115,538,931

Liabilities
Payable for units redeemed	20	13	—	—

Total net assets	$43,909,777	$31,152,787	$87,063,225	$115,538,931

Net Assets:
Deferred annuity contracts terminable by owners	$43,909,777	$31,152,787	$87,063,225	$115,538,931

Total net assets	$43,909,777	$31,152,787	$87,063,225	$115,538,931

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA Madison Diversified Income - SC Subaccount	TA Madison Conservative Allocation - SC Subaccount	TA AEGON Tactical Vanguard ETF - Growth - SC Subaccount	TA AEGON Tactical Vanguard ETF - Balanced - SC Subaccount
Accumulation units outstanding: Initial
M&E - 1.25% - Landmark	—	—	—	—

M&E - 1.25% - Landmark ML	—	—	—	—

M&E - 1.25% - Freedom	—	—	—	—

M&E - 1.30% - Landmark	—	—	—	—

M&E - 1.30% - Suntrust Landmark	—	—	—	—

M&E - 1.30% - Landmark Select	—	—	—	—

M&E - 1.30% - Huntington Landmark	—	—	—	—

M&E - 1.30% - Landmark ML	—	—	—	—

M&E - 1.30% - MEMBERS Landmark	—	—	—	—

M&E - 1.40% - Landmark	—	—	—	—

M&E - 1.40% - Landmark ML	—	—	—	—

M&E - 1.40% - Freedom	—	—	—	—

M&E - 1.50% - Landmark	—	—	—	—

M&E - 1.50% - Suntrust Landmark	—	—	—	—

M&E - 1.50% - Landmark Select	—	—	—	—

M&E - 1.50% - Huntington Landmark	—	—	—	—

M&E - 1.50% - Landmark ML	—	—	—	—

M&E - 1.50% - Freedom	—	—	—	—

M&E - 1.50% - MEMBERS Landmark	—	—	—	—

M&E - 1.55% - Landmark	—	—	—	—

M&E - 1.55% - Landmark ML	—	—	—	—

M&E - 1.65% - Freedom	—	—	—	—

M&E - 1.70% - Freedom	—	—	—	—

M&E - 1.70% - MEMBERS Freedom	—	—	—	—

M&E - 1.80% - Landmark	—	—	—	—

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	—	—	—	—

M&E - 1.80% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA Madison Diversified Income - SC Subaccount	TA Madison Conservative Allocation - SC Subaccount	TA AEGON Tactical Vanguard ETF - Growth - SC Subaccount	TA AEGON Tactical Vanguard ETF - Balanced - SC Subaccount
Accumulation units outstanding: Initial
M&E - 1.85% - Freedom	—	—	—	—

M&E - 1.90% - Freedom	—	—	—	—

M&E - 1.90% - MEMBERS Freedom	—	—	—	—

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	—	—	—	—

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	—	—

M&E - 2.00% - Landmark ML	—	—	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	—	—	—	—

M&E - 2.20% - Freedom	—	—	—	—

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA Madison Diversified Income - SC Subaccount	TA Madison Conservative Allocation - SC Subaccount	TA AEGON Tactical Vanguard ETF - Growth - SC Subaccount	TA AEGON Tactical Vanguard ETF - Balanced - SC Subaccount
Accumulation unit value: Initial
M&E - 1.25% - Landmark	$—	$—	$—	$—

M&E - 1.25% - Landmark ML	$—	$—	$—	$—

M&E - 1.25% - Freedom	$—	$—	$—	$—

M&E - 1.30% - Landmark	$—	$—	$—	$—

M&E - 1.30% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.30% - Landmark Select	$—	$—	$—	$—

M&E - 1.30% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.30% - Landmark ML	$—	$—	$—	$—

M&E - 1.30% - MEMBERS Landmark	$—	$—	$—	$—

M&E - 1.40% - Landmark	$—	$—	$—	$—

M&E - 1.40% - Landmark ML	$—	$—	$—	$—

M&E - 1.40% - Freedom	$—	$—	$—	$—

M&E - 1.50% - Landmark	$—	$—	$—	$—

M&E - 1.50% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.50% - Landmark Select	$—	$—	$—	$—

M&E - 1.50% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.50% - Landmark ML	$—	$—	$—	$—

M&E - 1.50% - Freedom	$—	$—	$—	$—

M&E - 1.50% - MEMBERS Landmark	$—	$—	$—	$—

M&E - 1.55% - Landmark	$—	$—	$—	$—

M&E - 1.55% - Landmark ML	$—	$—	$—	$—

M&E - 1.65% - Freedom	$—	$—	$—	$—

M&E - 1.70% - Freedom	$—	$—	$—	$—

M&E - 1.70% - MEMBERS Freedom	$—	$—	$—	$—

M&E - 1.80% - Landmark	$—	$—	$—	$—

M&E - 1.80% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.80% - Landmark Select	$—	$—	$—	$—

M&E - 1.80% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.80% - Landmark ML	$—	$—	$—	$—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA Madison Diversified Income - SC Subaccount	TA Madison Conservative Allocation - SC Subaccount	TA AEGON Tactical Vanguard ETF - Growth - SC Subaccount	TA AEGON Tactical Vanguard ETF - Balanced - SC Subaccount
Accumulation unit value: Initial
M&E - 1.85% - Freedom	$—	$—	$—	$—

M&E - 1.90% - Freedom	$—	$—	$—	$—

M&E - 1.90% - MEMBERS Freedom	$—	$—	$—	$—

M&E - 1.95% - Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark Select	$—	$—	$—	$—

M&E - 1.95% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark ML	$—	$—	$—	$—

M&E - 2.00% - Landmark	$—	$—	$—	$—

M&E - 2.00% - Suntrust Landmark	$—	$—	$—	$—

M&E - 2.00% - Landmark Select	$—	$—	$—	$—

M&E - 2.00% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.00% - Landmark ML	$—	$—	$—	$—

M&E - 2.05% - Landmark	$—	$—	$—	$—

M&E - 2.05% - Landmark ML	$—	$—	$—	$—

M&E - 2.15% - Freedom	$—	$—	$—	$—

M&E - 2.20% - Freedom	$—	$—	$—	$—

M&E - 2.30% - Landmark	$—	$—	$—	$—

M&E - 2.30% - Suntrust Landmark	$—	$—	$—	$—

M&E - 2.30% - Landmark Select	$—	$—	$—	$—

M&E - 2.30% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.30% - Landmark ML	$—	$—	$—	$—

M&E - 2.35% - Freedom	$—	$—	$—	$—

M&E - 2.45% - Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark Select	$—	$—	$—	$—

M&E - 2.45% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark ML	$—	$—	$—	$—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA Madison Diversified Income - SC Subaccount	TA Madison Conservative Allocation - SC Subaccount	TA AEGON Tactical Vanguard ETF - Growth - SC Subaccount	TA AEGON Tactical Vanguard ETF - Balanced - SC Subaccount
Accumulation units outstanding: Service
M&E - 1.25% - Landmark	—	—	—	—

M&E - 1.25% - Landmark ML	—	—	—	—

M&E - 1.25% - Freedom	—	—	—	—

M&E - 1.30% - Landmark	—	—	53,769,572	76,581,809

M&E - 1.30% - Suntrust Landmark	—	—	—	—

M&E - 1.30% - Landmark Select	—	—	—	38,603

M&E - 1.30% - Huntington Landmark	—	—	1,119,476	3,237,582

M&E - 1.30% - Landmark ML	—	—	3,144,735	6,123,958

M&E - 1.30% - MEMBERS Landmark	37,688,618	25,015,566	1,240,372	4,458,988

M&E - 1.40% - Landmark	—	—	—	—

M&E - 1.40% - Landmark ML	—	—	—	—

M&E - 1.40% - Freedom	—	—	—	—

M&E - 1.50% - Landmark	—	—	16,341,437	11,400,792

M&E - 1.50% - Suntrust Landmark	—	—	—	—

M&E - 1.50% - Landmark Select	—	—	—	6,663

M&E - 1.50% - Huntington Landmark	—	—	817,684	546,462

M&E - 1.50% - Landmark ML	—	—	661,202	975,397

M&E - 1.50% - Freedom	—	—	—	—

M&E - 1.50% - MEMBERS Landmark	2,350,432	3,258,292	294,018	198,312

M&E - 1.55% - Landmark	—	—	3,005,733	673,212

M&E - 1.55% - Landmark ML	—	—	37,401	53,538

M&E - 1.65% - Freedom	—	—	—	—

M&E - 1.70% - Freedom	—	—	2,033,036	3,508,369

M&E - 1.70% - MEMBERS Freedom	1,120,933	896,142	—	241,241

M&E - 1.80% - Landmark	—	—	1,002,256	1,241,451

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	—	—	307,043	691

M&E - 1.80% - Landmark ML	—	—	45,713	385,688

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA Madison Diversified Income - SC Subaccount	TA Madison Conservative Allocation - SC Subaccount	TA AEGON Tactical Vanguard ETF - Growth - SC Subaccount	TA AEGON Tactical Vanguard ETF - Balanced - SC Subaccount
Accumulation units outstanding: Service
M&E - 1.85% - Freedom	—	—	—	—

M&E - 1.90% - Freedom	—	—	1,008,178	2,542,416

M&E - 1.90% - MEMBERS Freedom	407,075	882,061	—	—

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	—	—	1,469,689	262,359

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	24,671	—

M&E - 2.00% - Landmark ML	—	—	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	—	—	—	—

M&E - 2.20% - Freedom	—	—	50,621	20,124

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA Madison Diversified Income - SC Subaccount	TA Madison Conservative Allocation - SC Subaccount	TA AEGON Tactical Vanguard ETF - Growth - SC Subaccount	TA AEGON Tactical Vanguard ETF - Balanced - SC Subaccount
Accumulation unit value: Service
M&E - 1.25% - Landmark	$—	$—	$—	$—

M&E - 1.25% - Landmark ML	$—	$—	$—	$—

M&E - 1.25% - Freedom	$—	$—	$—	$—

M&E - 1.30% - Landmark	$—	$—	$1.008787	$1.028090

M&E - 1.30% - Suntrust Landmark	$—	$—	$1.008787	$—

M&E - 1.30% - Landmark Select	$—	$—	$1.008787	$1.028090

M&E - 1.30% - Huntington Landmark	$—	$—	$1.008787	$1.028090

M&E - 1.30% - Landmark ML	$—	$—	$1.008787	$1.028090

M&E - 1.30% - MEMBERS Landmark	$1.056846	$1.037498	$1.008787	$1.028090

M&E - 1.40% - Landmark	$—	$—	$—	$—

M&E - 1.40% - Landmark ML	$—	$—	$—	$—

M&E - 1.40% - Freedom	$—	$—	$—	$—

M&E - 1.50% - Landmark	$—	$—	$1.005469	$1.024706

M&E - 1.50% - Suntrust Landmark	$—	$—	$1.005469	$—

M&E - 1.50% - Landmark Select	$—	$—	$1.005469	$1.024706

M&E - 1.50% - Huntington Landmark	$—	$—	$1.005469	$1.024706

M&E - 1.50% - Landmark ML	$—	$—	$1.005469	$1.024706

M&E - 1.50% - Freedom	$—	$—	$—	$—

M&E - 1.50% - MEMBERS Landmark	$1.053359	$1.034089	$1.005469	$1.024706

M&E - 1.55% - Landmark	$—	$—	$1.023287	$1.019352

M&E - 1.55% - Landmark ML	$—	$—	$1.023287	$1.019352

M&E - 1.65% - Freedom	$—	$—	$—	$—

M&E - 1.70% - Freedom	$—	$—	$1.002173	$1.021349

M&E - 1.70% - MEMBERS Freedom	$1.049902	$1.030709	$1.002173	$1.021349

M&E - 1.80% - Landmark	$—	$—	$1.000532	$1.019665

M&E - 1.80% - Suntrust Landmark	$—	$—	$1.000532	$—

M&E - 1.80% - Landmark Select	$—	$—	$1.000532	$1.019665

M&E - 1.80% - Huntington Landmark	$—	$—	$1.000532	$1.019665

M&E - 1.80% - Landmark ML	$—	$—	$1.000532	$1.019665

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA Madison Diversified Income - SC Subaccount	TA Madison Conservative Allocation - SC Subaccount	TA AEGON Tactical Vanguard ETF - Growth - SC Subaccount	TA AEGON Tactical Vanguard ETF - Balanced - SC Subaccount
Accumulation unit value: Service
M&E - 1.85% - Freedom	$—	$—	$—	$—

M&E - 1.90% - Freedom	$—	$—	$0.998889	$1.018008

M&E - 1.90% - MEMBERS Freedom	$1.046474	$1.027324	$0.998889	$1.018008

M&E - 1.95% - Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark Select	$—	$—	$—	$—

M&E - 1.95% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark ML	$—	$—	$—	$—

M&E - 2.00% - Landmark	$—	$—	$0.997255	$1.016336

M&E - 2.00% - Suntrust Landmark	$—	$—	$0.997255	$—

M&E - 2.00% - Landmark Select	$—	$—	$0.997255	$1.016336

M&E - 2.00% - Huntington Landmark	$—	$—	$0.997255	$1.016336

M&E - 2.00% - Landmark ML	$—	$—	$0.997255	$1.016336

M&E - 2.05% - Landmark	$—	$—	$1.019941	$1.016011

M&E - 2.05% - Landmark ML	$—	$—	$1.019941	$1.016011

M&E - 2.15% - Freedom	$—	$—	$—	$—

M&E - 2.20% - Freedom	$—	$—	$0.994006	$1.013009

M&E - 2.30% - Landmark	$—	$—	$0.992384	$1.011360

M&E - 2.30% - Suntrust Landmark	$—	$—	$0.992384	$—

M&E - 2.30% - Landmark Select	$—	$—	$0.992384	$1.011360

M&E - 2.30% - Huntington Landmark	$—	$—	$0.992384	$1.011360

M&E - 2.30% - Landmark ML	$—	$—	$0.992384	$1.011360

M&E - 2.35% - Freedom	$—	$—	$—	$—

M&E - 2.45% - Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark Select	$—	$—	$—	$—

M&E - 2.45% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark ML	$—	$—	$—	$—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA AEGON Tactical Vanguard ETF - Conservative - SC Subaccount	TA JPMorgan Core Bond - SC Subaccount	TA JPMorgan Tactical Allocation - SC Subaccount	TA Legg Mason Dynamic Allocation - Balanced - SC
Assets
Investment in securities:
Number of shares - Initial	—	—	—	—

Cost	$—	$—	$—	$—

Number of shares - Service	9,833,460.886	2,252,570.824	9,481,654.719	3,024,187.538

Cost	$98,648,757	$31,402,237	$122,087,875	$30,562,315

Investments in mutual funds, Level 1 quoted prices at net asset value	$103,054,670	$31,761,249	$126,580,090	$30,816,471
Receivable for units sold	200	5	—	—

Total assets	103,054,870	31,761,254	126,580,090	30,816,471

Liabilities
Payable for units redeemed	—	—	74	34

Total net assets	$103,054,870	$31,761,254	$126,580,016	$30,816,437

Net Assets:
Deferred annuity contracts terminable by owners	$103,054,870	$31,761,254	$126,580,016	$30,816,437

Total net assets	$103,054,870	$31,761,254	$126,580,016	$30,816,437

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA AEGON Tactical Vanguard ETF - Conservative - SC Subaccount	TA JPMorgan Core Bond - SC Subaccount	TA JPMorgan Tactical Allocation - SC Subaccount	TA Legg Mason Dynamic Allocation - Balanced - SC
Accumulation units outstanding: Initial
M&E - 1.25% - Landmark	—	—	—	—

M&E - 1.25% - Landmark ML	—	—	—	—

M&E - 1.25% - Freedom	—	—	—	—

M&E - 1.30% - Landmark	—	—	—	—

M&E - 1.30% - Suntrust Landmark	—	—	—	—

M&E - 1.30% - Landmark Select	—	—	—	—

M&E - 1.30% - Huntington Landmark	—	—	—	—

M&E - 1.30% - Landmark ML	—	—	—	—

M&E - 1.30% - MEMBERS Landmark	—	—	—	—

M&E - 1.40% - Landmark	—	—	—	—

M&E - 1.40% - Landmark ML	—	—	—	—

M&E - 1.40% - Freedom	—	—	—	—

M&E - 1.50% - Landmark	—	—	—	—

M&E - 1.50% - Suntrust Landmark	—	—	—	—

M&E - 1.50% - Landmark Select	—	—	—	—

M&E - 1.50% - Huntington Landmark	—	—	—	—

M&E - 1.50% - Landmark ML	—	—	—	—

M&E - 1.50% - Freedom	—	—	—	—

M&E - 1.50% - MEMBERS Landmark	—	—	—	—

M&E - 1.55% - Landmark	—	—	—	—

M&E - 1.55% - Landmark ML	—	—	—	—

M&E - 1.65% - Freedom	—	—	—	—

M&E - 1.70% - Freedom	—	—	—	—

M&E - 1.70% - MEMBERS Freedom	—	—	—	—

M&E - 1.80% - Landmark	—	—	—	—

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	—	—	—	—

M&E - 1.80% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA AEGON Tactical Vanguard ETF - Conservative - SC Subaccount	TA JPMorgan Core Bond - SC Subaccount	TA JPMorgan Tactical Allocation - SC Subaccount	TA Legg Mason Dynamic Allocation - Balanced - SC
Accumulation units outstanding: Initial
M&E - 1.85% - Freedom	—	—	—	—

M&E - 1.90% - Freedom	—	—	—	—

M&E - 1.90% - MEMBERS Freedom	—	—	—	—

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	—	—	—	—

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	—	—

M&E - 2.00% - Landmark ML	—	—	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	—	—	—	—

M&E - 2.20% - Freedom	—	—	—	—

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA AEGON Tactical Vanguard ETF - Conservative - SC Subaccount	TA JPMorgan Core Bond - SC Subaccount	TA JPMorgan Tactical Allocation - SC Subaccount	TA Legg Mason Dynamic Allocation - Balanced - SC
Accumulation unit value: Initial
M&E - 1.25% - Landmark	$—	$—	$—	$—

M&E - 1.25% - Landmark ML	$—	$—	$—	$—

M&E - 1.25% - Freedom	$—	$—	$—	$—

M&E - 1.30% - Landmark	$—	$—	$—	$—

M&E - 1.30% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.30% - Landmark Select	$—	$—	$—	$—

M&E - 1.30% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.30% - Landmark ML	$—	$—	$—	$—

M&E - 1.30% - MEMBERS Landmark	$—	$—	$—	$—

M&E - 1.40% - Landmark	$—	$—	$—	$—

M&E - 1.40% - Landmark ML	$—	$—	$—	$—

M&E - 1.40% - Freedom	$—	$—	$—	$—

M&E - 1.50% - Landmark	$—	$—	$—	$—

M&E - 1.50% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.50% - Landmark Select	$—	$—	$—	$—

M&E - 1.50% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.50% - Landmark ML	$—	$—	$—	$—

M&E - 1.50% - Freedom	$—	$—	$—	$—

M&E - 1.50% - MEMBERS Landmark	$—	$—	$—	$—

M&E - 1.55% - Landmark	$—	$—	$—	$—

M&E - 1.55% - Landmark ML	$—	$—	$—	$—

M&E - 1.65% - Freedom	$—	$—	$—	$—

M&E - 1.70% - Freedom	$—	$—	$—	$—

M&E - 1.70% - MEMBERS Freedom	$—	$—	$—	$—

M&E - 1.80% - Landmark	$—	$—	$—	$—

M&E - 1.80% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.80% - Landmark Select	$—	$—	$—	$—

M&E - 1.80% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.80% - Landmark ML	$—	$—	$—	$—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA AEGON Tactical Vanguard ETF - Conservative - SC Subaccount	TA JPMorgan Core Bond - SC Subaccount	TA JPMorgan Tactical Allocation - SC Subaccount	TA Legg Mason Dynamic Allocation - Balanced - SC
Accumulation unit value: Initial
M&E - 1.85% - Freedom	$—	$—	$—	$—

M&E - 1.90% - Freedom	$—	$—	$—	$—

M&E - 1.90% - MEMBERS Freedom	$—	$—	$—	$—

M&E - 1.95% - Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark Select	$—	$—	$—	$—

M&E - 1.95% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark ML	$—	$—	$—	$—

M&E - 2.00% - Landmark	$—	$—	$—	$—

M&E - 2.00% - Suntrust Landmark	$—	$—	$—	$—

M&E - 2.00% - Landmark Select	$—	$—	$—	$—

M&E - 2.00% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.00% - Landmark ML	$—	$—	$—	$—

M&E - 2.05% - Landmark	$—	$—	$—	$—

M&E - 2.05% - Landmark ML	$—	$—	$—	$—

M&E - 2.15% - Freedom	$—	$—	$—	$—

M&E - 2.20% - Freedom	$—	$—	$—	$—

M&E - 2.30% - Landmark	$—	$—	$—	$—

M&E - 2.30% - Suntrust Landmark	$—	$—	$—	$—

M&E - 2.30% - Landmark Select	$—	$—	$—	$—

M&E - 2.30% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.30% - Landmark ML	$—	$—	$—	$—

M&E - 2.35% - Freedom	$—	$—	$—	$—

M&E - 2.45% - Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark Select	$—	$—	$—	$—

M&E - 2.45% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark ML	$—	$—	$—	$—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA AEGON Tactical Vanguard ETF - Conservative - SC Subaccount	TA JPMorgan Core Bond - SC Subaccount	TA JPMorgan Tactical Allocation - SC Subaccount	TA Legg Mason Dynamic Allocation - Balanced - SC
Accumulation units outstanding: Service
M&E - 1.25% - Landmark	—	—	—	—

M&E - 1.25% - Landmark ML	—	—	—	—

M&E - 1.25% - Freedom	—	—	—	—

M&E - 1.30% - Landmark	63,831,221	19,350,253	78,988,181	17,388,684

M&E - 1.30% - Suntrust Landmark	—	—	—	—

M&E - 1.30% - Landmark Select	—	40,120	16,606	—

M&E - 1.30% - Huntington Landmark	1,357,690	412,407	5,327,251	552,365

M&E - 1.30% - Landmark ML	4,038,656	2,741,577	11,960,520	3,780,793

M&E - 1.30% - MEMBERS Landmark	6,338,241	—	—	3,551,981

M&E - 1.40% - Landmark	—	—	—	—

M&E - 1.40% - Landmark ML	—	—	—	—

M&E - 1.40% - Freedom	—	—	—	—

M&E - 1.50% - Landmark	11,942,569	4,299,515	12,456,648	2,823,178

M&E - 1.50% - Suntrust Landmark	—	—	—	—

M&E - 1.50% - Landmark Select	—	—	—	—

M&E - 1.50% - Huntington Landmark	532,025	116,889	1,211,632	85,003

M&E - 1.50% - Landmark ML	497,262	437,108	1,843,429	247,909

M&E - 1.50% - Freedom	—	—	—	—

M&E - 1.50% - MEMBERS Landmark	739,525	—	—	311,636

M&E - 1.55% - Landmark	975,265	—	—	105,645

M&E - 1.55% - Landmark ML	13,230	—	—	—

M&E - 1.65% - Freedom	—	—	—	—

M&E - 1.70% - Freedom	5,262,541	1,316,595	3,908,706	1,159,647

M&E - 1.70% - MEMBERS Freedom	655,197	—	—	16,040

M&E - 1.80% - Landmark	1,486,765	272,210	1,417,242	76,149

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	82,583	—	34,494	686

M&E - 1.80% - Landmark ML	487,642	31,461	1,570,236	243,371

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA AEGON Tactical Vanguard ETF - Conservative - SC Subaccount	TA JPMorgan Core Bond - SC Subaccount	TA JPMorgan Tactical Allocation - SC Subaccount	TA Legg Mason Dynamic Allocation - Balanced - SC
Accumulation units outstanding: Service
M&E - 1.85% - Freedom	—	—	—	—

M&E - 1.90% - Freedom	646,037	202,744	618,968	170,597

M&E - 1.90% - MEMBERS Freedom	60,594	—	—	—

M&E - 1.95% - Landmark	230,370	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	466,644	151,638	134,769	—

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	—	—

M&E - 2.00% - Landmark ML	97,229	43,635	376,447	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	—	—	—	—

M&E - 2.20% - Freedom	—	—	—	—

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA AEGON Tactical Vanguard ETF - Conservative - SC Subaccount	TA JPMorgan Core Bond - SC Subaccount	TA JPMorgan Tactical Allocation - SC Subaccount	TA Legg Mason Dynamic Allocation - Balanced - SC
Accumulation unit value: Service
M&E - 1.25% - Landmark	$—	$—	$—	$—

M&E - 1.25% - Landmark ML	$—	$—	$—	$—

M&E - 1.25% - Freedom	$—	$—	$—	$—

M&E - 1.30% - Landmark	$1.034599	$1.080866	$1.057019	$1.010238

M&E - 1.30% - Suntrust Landmark	$1.034599	$—	$—	$—

M&E - 1.30% - Landmark Select	$1.034599	$1.080866	$1.057019	$—

M&E - 1.30% - Huntington Landmark	$1.034599	$1.080866	$1.057019	$1.010238

M&E - 1.30% - Landmark ML	$1.034599	$1.080866	$1.057019	$1.010238

M&E - 1.30% - MEMBERS Landmark	$1.034599	$—	$—	$1.010238

M&E - 1.40% - Landmark	$—	$—	$—	$—

M&E - 1.40% - Landmark ML	$—	$—	$—	$—

M&E - 1.40% - Freedom	$—	$—	$—	$—

M&E - 1.50% - Landmark	$1.031189	$1.077338	$1.053540	$1.008908

M&E - 1.50% - Suntrust Landmark	$1.031189	$—	$—	$—

M&E - 1.50% - Landmark Select	$1.031189	$1.077338	$1.053540	$—

M&E - 1.50% - Huntington Landmark	$1.031189	$1.077338	$1.053540	$1.008908

M&E - 1.50% - Landmark ML	$1.031189	$1.077338	$1.053540	$1.008908

M&E - 1.50% - Freedom	$—	$—	$—	$—

M&E - 1.50% - MEMBERS Landmark	$1.031189	$—	$—	$1.008908

M&E - 1.55% - Landmark	$1.017816	$—	$—	$1.008581

M&E - 1.55% - Landmark ML	$1.017816	$—	$—	$1.008581

M&E - 1.65% - Freedom	$—	$—	$—	$—

M&E - 1.70% - Freedom	$1.027806	$1.073796	$1.050102	$1.007584

M&E - 1.70% - MEMBERS Freedom	$1.027806	$—	$—	$1.007584

M&E - 1.80% - Landmark	$1.026124	$1.072035	$1.048376	$1.006923

M&E - 1.80% - Suntrust Landmark	$1.026124	$—	$—	$—

M&E - 1.80% - Landmark Select	$1.026124	$1.072035	$1.048376	$—

M&E - 1.80% - Huntington Landmark	$1.026124	$1.072035	$1.048376	$1.006923

M&E - 1.80% - Landmark ML	$1.026124	$1.072035	$1.048376	$1.006923

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA AEGON Tactical Vanguard ETF - Conservative - SC Subaccount	TA JPMorgan Core Bond - SC Subaccount	TA JPMorgan Tactical Allocation - SC Subaccount	TA Legg Mason Dynamic Allocation - Balanced - SC
Accumulation unit value: Service
M&E - 1.85% - Freedom	$—	$—	$—	$—

M&E - 1.90% - Freedom	$1.024432	$1.070287	$1.046658	$1.006254

M&E - 1.90% - MEMBERS Freedom	$1.024432	$—	$—	$1.006254

M&E - 1.95% - Landmark	$1.023603	$—	$—	$1.005932

M&E - 1.95% - Landmark Select	$—	$—	$—	$—

M&E - 1.95% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark ML	$—	$—	$—	$—

M&E - 2.00% - Landmark	$1.022771	$1.068543	$1.044944	$1.005607

M&E - 2.00% - Suntrust Landmark	$1.022771	$—	$—	$—

M&E - 2.00% - Landmark Select	$1.022771	$1.068543	$1.044944	$—

M&E - 2.00% - Huntington Landmark	$1.022771	$1.068543	$1.044944	$1.005607

M&E - 2.00% - Landmark ML	$1.022771	$1.068543	$1.044944	$1.005607

M&E - 2.05% - Landmark	$1.014482	$—	$—	$1.005271

M&E - 2.05% - Landmark ML	$1.014482	$—	$—	$1.005271

M&E - 2.15% - Freedom	$—	$—	$—	$—

M&E - 2.20% - Freedom	$1.019435	$1.065045	$1.041531	$—

M&E - 2.30% - Landmark	$1.017785	$1.063310	$1.039838	$—

M&E - 2.30% - Suntrust Landmark	$1.017785	$—	$—	$—

M&E - 2.30% - Landmark Select	$1.017785	$1.063310	$1.039838	$—

M&E - 2.30% - Huntington Landmark	$1.017785	$1.063310	$1.039838	$—

M&E - 2.30% - Landmark ML	$1.017785	$1.063310	$1.039838	$—

M&E - 2.35% - Freedom	$—	$—	$—	$—

M&E - 2.45% - Landmark	$1.047037	$—	$—	$—

M&E - 2.45% - Landmark Select	$—	$—	$—	$—

M&E - 2.45% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark ML	$—	$—	$—	$—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA Legg Mason Dynamic Allocation - Growth - SC	TA Market Participation Strategy - SC	Invesco Van Kampen V.I. Value Opportunities Subaccount	Invesco Van Kampen V.I. American Franchise Subaccount
Assets
Investment in securities:
Number of shares - Initial	—	—	2,628,444.594	142,470.019

Cost	$—	$—	$13,181,200	$5,202,237

Number of shares - Service	953,417.998	638,596.351	—	—

Cost	$9,559,679	$6,298,173	$—	$—

Investments in mutual funds, Level 1 quoted prices at net asset value	$9,667,658	$6,347,648	$18,583,103	$5,064,809
Receivable for units sold	25	—	15	2

Total assets	9,667,683	6,347,648	18,583,118	5,064,811

Liabilities
Payable for units redeemed	—	23	—	—

Total net assets	$9,667,683	$6,347,625	$18,583,118	$5,064,811

Net Assets:
Deferred annuity contracts terminable by owners	$9,667,683	$6,347,625	$18,583,118	$5,064,811

Total net assets	$9,667,683	$6,347,625	$18,583,118	$5,064,811

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA Legg Mason Dynamic Allocation - Growth - SC	TA Market Participation Strategy - SC	Invesco Van Kampen V.I. Value Opportunities Subaccount	Invesco Van Kampen V.I. American Franchise Subaccount
Accumulation units outstanding: Initial
M&E - 1.25% - Landmark	—	—	983,248	178,951

M&E - 1.25% - Landmark ML	—	—	2,998	3,931

M&E - 1.25% - Freedom	—	—	46,421	—

M&E - 1.30% - Landmark	—	—	4,660,921	1,948,280

M&E - 1.30% - Suntrust Landmark	—	—	140,982	—

M&E - 1.30% - Landmark Select	—	—	10,428	25,630

M&E - 1.30% - Huntington Landmark	—	—	188,319	74,825

M&E - 1.30% - Landmark ML	—	—	228,381	—

M&E - 1.30% - MEMBERS Landmark	—	—	—	—

M&E - 1.40% - Landmark	—	—	203,995	60,836

M&E - 1.40% - Landmark ML	—	—	116,464	37,965

M&E - 1.40% - Freedom	—	—	125,776	6,834

M&E - 1.50% - Landmark	—	—	1,763,552	425,366

M&E - 1.50% - Suntrust Landmark	—	—	—	190

M&E - 1.50% - Landmark Select	—	—	—	36,613

M&E - 1.50% - Huntington Landmark	—	—	12,707	13,311

M&E - 1.50% - Landmark ML	—	—	44,640	40,393

M&E - 1.50% - Freedom	—	—	122,255	15,358

M&E - 1.50% - MEMBERS Landmark	—	—	—	—

M&E - 1.55% - Landmark	—	—	8,278,051	1,741,311

M&E - 1.55% - Landmark ML	—	—	903,302	438,675

M&E - 1.65% - Freedom	—	—	48,334	53,038

M&E - 1.70% - Freedom	—	—	221,619	75,427

M&E - 1.70% - MEMBERS Freedom	—	—	—	—

M&E - 1.80% - Landmark	—	—	145,863	37,614

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	—	—	—	13,974

M&E - 1.80% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA Legg Mason Dynamic Allocation - Growth - SC	TA Market Participation Strategy - SC	Invesco Van Kampen V.I. Value Opportunities Subaccount	Invesco Van Kampen V.I. American Franchise Subaccount
Accumulation units outstanding: Initial
M&E - 1.85% - Freedom	—	—	78,674	1,805

M&E - 1.90% - Freedom	—	—	47,269	19,076

M&E - 1.90% - MEMBERS Freedom	—	—	—	—

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	—	—	4,671	5,887

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	—	—

M&E - 2.00% - Landmark ML	—	—	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	—	—	77,668	—

M&E - 2.20% - Freedom	—	—	—	—

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA Legg Mason Dynamic Allocation - Growth - SC	TA Market Participation Strategy - SC	Invesco Van Kampen V.I. Value Opportunities Subaccount	Invesco Van Kampen V.I. American Franchise Subaccount
Accumulation unit value: Initial
M&E - 1.25% - Landmark	$—	$—	$1.032385	$0.964999

M&E - 1.25% - Landmark ML	$—	$—	$1.032385	$0.964999

M&E - 1.25% - Freedom	$—	$—	$0.776039	$0.964999

M&E - 1.30% - Landmark	$—	$—	$1.026935	$0.964665

M&E - 1.30% - Suntrust Landmark	$—	$—	$1.026935	$0.964665

M&E - 1.30% - Landmark Select	$—	$—	$1.026935	$0.964665

M&E - 1.30% - Huntington Landmark	$—	$—	$0.805842	$0.964665

M&E - 1.30% - Landmark ML	$—	$—	$1.026935	$0.964665

M&E - 1.30% - MEMBERS Landmark	$—	$—	$—	$—

M&E - 1.40% - Landmark	$—	$—	$1.016170	$0.964032

M&E - 1.40% - Landmark ML	$—	$—	$1.016170	$0.964032

M&E - 1.40% - Freedom	$—	$—	$0.991573	$0.964032

M&E - 1.50% - Landmark	$—	$—	$1.005530	$0.963374

M&E - 1.50% - Suntrust Landmark	$—	$—	$1.005530	$0.963374

M&E - 1.50% - Landmark Select	$—	$—	$1.005530	$0.963374

M&E - 1.50% - Huntington Landmark	$—	$—	$0.797463	$0.963374

M&E - 1.50% - Landmark ML	$—	$—	$1.005530	$0.963374

M&E - 1.50% - Freedom	$—	$—	$1.005530	$0.963374

M&E - 1.50% - MEMBERS Landmark	$—	$—	$—	$—

M&E - 1.55% - Landmark	$—	$—	$1.000243	$0.963057

M&E - 1.55% - Landmark ML	$—	$—	$1.000243	$0.963057

M&E - 1.65% - Freedom	$—	$—	$0.989806	$0.962417

M&E - 1.70% - Freedom	$—	$—	$0.839720	$0.962082

M&E - 1.70% - MEMBERS Freedom	$—	$—	$—	$—

M&E - 1.80% - Landmark	$—	$—	$0.974332	$0.961445

M&E - 1.80% - Suntrust Landmark	$—	$—	$0.974332	$0.961445

M&E - 1.80% - Landmark Select	$—	$—	$0.974332	$0.961445

M&E - 1.80% - Huntington Landmark	$—	$—	$0.785033	$0.961445

M&E - 1.80% - Landmark ML	$—	$—	$0.974332	$0.961445

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA Legg Mason Dynamic Allocation - Growth - SC	TA Market Participation Strategy - SC	Invesco Van Kampen V.I. Value Opportunities Subaccount	Invesco Van Kampen V.I. American Franchise Subaccount
Accumulation unit value: Initial
M&E - 1.85% - Freedom	$—	$—	$1.261236	$0.961131

M&E - 1.90% - Freedom	$—	$—	$0.828764	$0.960808

M&E - 1.90% - MEMBERS Freedom	$—	$—	$—	$—

M&E - 1.95% - Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark Select	$—	$—	$—	$—

M&E - 1.95% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark ML	$—	$—	$—	$—

M&E - 2.00% - Landmark	$—	$—	$1.243394	$0.960163

M&E - 2.00% - Suntrust Landmark	$—	$—	$1.243394	$0.960163

M&E - 2.00% - Landmark Select	$—	$—	$1.243394	$0.960163

M&E - 2.00% - Huntington Landmark	$—	$—	$0.776873	$0.960163

M&E - 2.00% - Landmark ML	$—	$—	$1.243394	$0.960163

M&E - 2.05% - Landmark	$—	$—	$0.949092	$0.959848

M&E - 2.05% - Landmark ML	$—	$—	$0.949092	$0.959848

M&E - 2.15% - Freedom	$—	$—	$1.225828	$0.959203

M&E - 2.20% - Freedom	$—	$—	$0.812630	$0.958890

M&E - 2.30% - Landmark	$—	$—	$1.208522	$0.958251

M&E - 2.30% - Suntrust Landmark	$—	$—	$1.208522	$0.958251

M&E - 2.30% - Landmark Select	$—	$—	$1.208522	$0.958251

M&E - 2.30% - Huntington Landmark	$—	$—	$0.764838	$0.958251

M&E - 2.30% - Landmark ML	$—	$—	$1.208522	$0.958251

M&E - 2.35% - Freedom	$—	$—	$—	$—

M&E - 2.45% - Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark Select	$—	$—	$—	$—

M&E - 2.45% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark ML	$—	$—	$—	$—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA Legg Mason Dynamic Allocation - Growth - SC	TA Market Participation Strategy - SC	Invesco Van Kampen V.I. Value Opportunities Subaccount	Invesco Van Kampen V.I. American Franchise Subaccount
Accumulation units outstanding: Service
M&E - 1.25% - Landmark	—	—	—	—

M&E - 1.25% - Landmark ML	—	—	—	—

M&E - 1.25% - Freedom	—	—	—	—

M&E - 1.30% - Landmark	4,802,382	3,616,341	—	—

M&E - 1.30% - Suntrust Landmark	—	—	—	—

M&E - 1.30% - Landmark Select	—	—	—	—

M&E - 1.30% - Huntington Landmark	48,621	58,485	—	—

M&E - 1.30% - Landmark ML	392,481	798,608	—	—

M&E - 1.30% - MEMBERS Landmark	2,196,590	—	—	—

M&E - 1.40% - Landmark	—	—	—	—

M&E - 1.40% - Landmark ML	—	—	—	—

M&E - 1.40% - Freedom	—	—	—	—

M&E - 1.50% - Landmark	1,433,985	1,368,853	—	—

M&E - 1.50% - Suntrust Landmark	—	—	—	—

M&E - 1.50% - Landmark Select	—	—	—	—

M&E - 1.50% - Huntington Landmark	—	53,798	—	—

M&E - 1.50% - Landmark ML	—	163,536	—	—

M&E - 1.50% - Freedom	—	—	—	—

M&E - 1.50% - MEMBERS Landmark	182,849	—	—	—

M&E - 1.55% - Landmark	195,516	—	—	—

M&E - 1.55% - Landmark ML	—	—	—	—

M&E - 1.65% - Freedom	—	—	—	—

M&E - 1.70% - Freedom	184,213	116,554	—	—

M&E - 1.70% - MEMBERS Freedom	22,674	—	—	—

M&E - 1.80% - Landmark	112,449	30,661	—	—

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	—	—	—	—

M&E - 1.80% - Landmark ML	—	80,644	—	—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA Legg Mason Dynamic Allocation - Growth - SC	TA Market Participation Strategy - SC	Invesco Van Kampen V.I. Value Opportunities Subaccount	Invesco Van Kampen V.I. American Franchise Subaccount
Accumulation units outstanding: Service
M&E - 1.85% - Freedom	—	—	—	—

M&E - 1.90% - Freedom	33,482	93,058	—	—

M&E - 1.90% - MEMBERS Freedom	—	—	—	—

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	15,144	30,576	—	—

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	—	—

M&E - 2.00% - Landmark ML	—	—	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	—	—	—	—

M&E - 2.20% - Freedom	—	—	—	—

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA Legg Mason Dynamic Allocation - Growth - SC	TA Market Participation Strategy - SC	Invesco Van Kampen V.I. Value Opportunities Subaccount	Invesco Van Kampen V.I. American Franchise Subaccount
Accumulation unit value: Service
M&E - 1.25% - Landmark	$—	$—	$—	$—

M&E - 1.25% - Landmark ML	$—	$—	$—	$—

M&E - 1.25% - Freedom	$—	$—	$—	$—

M&E - 1.30% - Landmark	$1.005291	$0.990317	$—	$—

M&E - 1.30% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.30% - Landmark Select	$—	$—	$—	$—

M&E - 1.30% - Huntington Landmark	$1.005291	$0.990317	$—	$—

M&E - 1.30% - Landmark ML	$1.005291	$0.990317	$—	$—

M&E - 1.30% - MEMBERS Landmark	$1	$—	$—	$—

M&E - 1.40% - Landmark	$—	$—	$—	$—

M&E - 1.40% - Landmark ML	$—	$—	$—	$—

M&E - 1.40% - Freedom	$—	$—	$—	$—

M&E - 1.50% - Landmark	$1.003956	$0.989747	$—	$—

M&E - 1.50% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.50% - Landmark Select	$—	$—	$—	$—

M&E - 1.50% - Huntington Landmark	$1.003956	$0.989747	$—	$—

M&E - 1.50% - Landmark ML	$1.003956	$0.989747	$—	$—

M&E - 1.50% - Freedom	$—	$—	$—	$—

M&E - 1.50% - MEMBERS Landmark	$1.003956	$—	$—	$—

M&E - 1.55% - Landmark	$1.003629	$0.989610	$—	$—

M&E - 1.55% - Landmark ML	$1.003629	$—	$—	$—

M&E - 1.65% - Freedom	$—	$—	$—	$—

M&E - 1.70% - Freedom	$1.002635	$0.989191	$—	$—

M&E - 1.70% - MEMBERS Freedom	$1.002635	$—	$—	$—

M&E - 1.80% - Landmark	$1.001982	$0.988910	$—	$—

M&E - 1.80% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.80% - Landmark Select	$—	$—	$—	$—

M&E - 1.80% - Huntington Landmark	$1.001982	$0.988910	$—	$—

M&E - 1.80% - Landmark ML	$1.001982	$0.988910	$—	$—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	TA Legg Mason Dynamic Allocation - Growth - SC	TA Market Participation Strategy - SC	Invesco Van Kampen V.I. Value Opportunities Subaccount	Invesco Van Kampen V.I. American Franchise Subaccount
Accumulation unit value: Service
M&E - 1.85% - Freedom	$—	$—	$—	$—

M&E - 1.90% - Freedom	$1.001328	$0.988629	$—	$—

M&E - 1.90% - MEMBERS Freedom	$1.001328	$—	$—	$—

M&E - 1.95% - Landmark	$1.000988	$0.988494	$—	$—

M&E - 1.95% - Landmark Select	$—	$—	$—	$—

M&E - 1.95% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark ML	$—	$—	$—	$—

M&E - 2.00% - Landmark	$1.000675	$0.988353	$—	$—

M&E - 2.00% - Suntrust Landmark	$—	$—	$—	$—

M&E - 2.00% - Landmark Select	$—	$—	$—	$—

M&E - 2.00% - Huntington Landmark	$1.000675	$0.988353	$—	$—

M&E - 2.00% - Landmark ML	$1.000675	$0.988353	$—	$—

M&E - 2.05% - Landmark	$1.000348	$1	$—	$—

M&E - 2.05% - Landmark ML	$1.000348	$—	$—	$—

M&E - 2.15% - Freedom	$—	$—	$—	$—

M&E - 2.20% - Freedom	$—	$—	$—	$—

M&E - 2.30% - Landmark	$—	$—	$—	$—

M&E - 2.30% - Suntrust Landmark	$—	$—	$—	$—

M&E - 2.30% - Landmark Select	$—	$—	$—	$—

M&E - 2.30% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.30% - Landmark ML	$—	$—	$—	$—

M&E - 2.35% - Freedom	$—	$—	$—	$—

M&E - 2.45% - Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark Select	$—	$—	$—	$—

M&E - 2.45% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark ML	$—	$—	$—	$—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	AllianceBernstein Growth & Income Subaccount	AllianceBernstein Large Cap Growth Subaccount	AllianceBernstein Balanced Wealth Strategy Subaccount	Janus Aspen - Enterprise Subaccount
Assets
Investment in securities:
Number of shares - Initial	2,913,838.776	682,388.160	2,775,828.070	347,632.286

Cost	$57,731,609	$17,437,197	$30,579,174	$10,786,343

Number of shares - Service	—	—	—	—

Cost	$—	$—	$—	$—

Investments in mutual funds, Level 1 quoted prices at net asset value	$60,199,909	$20,730,952	$33,337,695	$15,010,762
Receivable for units sold	2	—	9	—

Total assets	60,199,911	20,730,952	33,337,704	15,010,762

Liabilities
Payable for units redeemed	—	14	—	34

Total net assets	$60,199,911	$20,730,938	$33,337,704	$15,010,728

Net Assets:
Deferred annuity contracts terminable by owners	$60,199,911	$20,730,938	$33,337,704	$15,010,728

Total net assets	$60,199,911	$20,730,938	$33,337,704	$15,010,728

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	AllianceBernstein Growth & Income Subaccount	AllianceBernstein Large Cap Growth Subaccount	AllianceBernstein Balanced Wealth Strategy Subaccount	Janus Aspen - Enterprise Subaccount
Accumulation units outstanding: Initial
M&E - 1.25% - Landmark	3,132,005	867,482	—	719,356

M&E - 1.25% - Landmark ML	661,916	190,771	—	102,481

M&E - 1.25% - Freedom	245,596	96,222	—	27,932

M&E - 1.30% - Landmark	10,800,877	3,044,002	12,119,220	1,443,467

M&E - 1.30% - Suntrust Landmark	12,685	—	—	—

M&E - 1.30% - Landmark Select	—	10,764	9,288	3,768

M&E - 1.30% - Huntington Landmark	397,834	16,623	241,499	12,886

M&E - 1.30% - Landmark ML	828,047	559,724	729,401	26,189

M&E - 1.30% - MEMBERS Landmark	—	—	232,188	—

M&E - 1.40% - Landmark	1,090,567	415,483	—	595,129

M&E - 1.40% - Landmark ML	328,391	199,019	—	164,500

M&E - 1.40% - Freedom	709,650	39,414	—	330,812

M&E - 1.50% - Landmark	12,864,778	5,643,181	4,155,018	2,066,071

M&E - 1.50% - Suntrust Landmark	5,731	—	—	—

M&E - 1.50% - Landmark Select	33,212	—	—	—

M&E - 1.50% - Huntington Landmark	99,980	86,635	15,707	5,614

M&E - 1.50% - Landmark ML	3,634,420	1,907,287	1,605,561	433,963

M&E - 1.50% - Freedom	60,498	122,510	—	28,645

M&E - 1.50% - MEMBERS Landmark	—	—	88,160	—

M&E - 1.55% - Landmark	11,915,989	6,408,460	—	5,850,004

M&E - 1.55% - Landmark ML	1,757,990	1,423,374	—	1,296,348

M&E - 1.65% - Freedom	20,421	36,341	16,397	66,488

M&E - 1.70% - Freedom	1,463,811	299,751	1,427,904	147,372

M&E - 1.70% - MEMBERS Freedom	—	—	4,717	—

M&E - 1.80% - Landmark	106,704	72,656	992,565	24,264

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	6,372	—	10,612	—

M&E - 1.80% - Landmark ML	45,791	—	30,335	—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	AllianceBernstein Growth & Income Subaccount	AllianceBernstein Large Cap Growth Subaccount	AllianceBernstein Balanced Wealth Strategy Subaccount	Janus Aspen - Enterprise Subaccount
Accumulation units outstanding: Initial
M&E - 1.85% - Freedom	11,766	1,316	2,958	1,249

M&E - 1.90% - Freedom	12,950	24,093	904	22,343

M&E - 1.90% - MEMBERS Freedom	—	—	—	—

M&E - 1.95% - Landmark	—	—	1,136,419	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	49,390	—

M&E - 2.00% - Landmark	26,252	53,365	337,480	—

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	—	—

M&E - 2.00% - Landmark ML	12,481	—	29,337	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	295,627	173,806	—	80,092

M&E - 2.20% - Freedom	135,629	131,381	—	10,248

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	46,934	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	AllianceBernstein Growth & Income Subaccount	AllianceBernstein Large Cap Growth Subaccount	AllianceBernstein Balanced Wealth Strategy Subaccount	Janus Aspen - Enterprise Subaccount
Accumulation unit value: Initial
M&E - 1.25% - Landmark	$1.186830	$0.910853	$—	$1.418737

M&E - 1.25% - Landmark ML	$1.186830	$0.910853	$—	$1.418737

M&E - 1.25% - Freedom	$0.937350	$1.039502	$—	$1.202220

M&E - 1.30% - Landmark	$1.308696	$1.214190	$1.440290	$2.058824

M&E - 1.30% - Suntrust Landmark	$1.308696	$1.214190	$—	$2.058824

M&E - 1.30% - Landmark Select	$1.308696	$1.214190	$1.440290	$2.058824

M&E - 1.30% - Huntington Landmark	$0.954551	$1.023843	$1.440290	$1.188992

M&E - 1.30% - Landmark ML	$1.308696	$1.214190	$1.440290	$2.058824

M&E - 1.30% - MEMBERS Landmark	$—	$—	$1.440290	$—

M&E - 1.40% - Landmark	$1.166494	$0.895253	$—	$0.727505

M&E - 1.40% - Landmark ML	$1.166494	$0.895253	$—	$0.727505

M&E - 1.40% - Freedom	$1.236296	$1.275754	$—	$1.859432

M&E - 1.50% - Landmark	$1.153153	$0.884994	$1.428555	$1.378468

M&E - 1.50% - Suntrust Landmark	$1.153153	$0.884994	$—	$1.378468

M&E - 1.50% - Landmark Select	$1.153153	$0.884994	$1.428555	$1.378468

M&E - 1.50% - Huntington Landmark	$0.944631	$1.013149	$1.428555	$1.176561

M&E - 1.50% - Landmark ML	$1.153153	$0.884994	$1.428555	$1.378468

M&E - 1.50% - Freedom	$1.153153	$0.884994	$—	$0.787645

M&E - 1.50% - MEMBERS Landmark	$—	$—	$1.428555	$—

M&E - 1.55% - Landmark	$1.146547	$0.879919	$—	$0.782899

M&E - 1.55% - Landmark ML	$1.146547	$0.879919	$—	$0.782899

M&E - 1.65% - Freedom	$1.133452	$0.869862	$1.419893	$0.773516

M&E - 1.70% - Freedom	$1.048987	$1.034153	$1.417003	$1.350803

M&E - 1.70% - MEMBERS Freedom	$—	$—	$1.417003	$—

M&E - 1.80% - Landmark	$1.241644	$1.151979	$1.411267	$1.953385

M&E - 1.80% - Suntrust Landmark	$1.241644	$1.151979	$—	$1.953385

M&E - 1.80% - Landmark Select	$1.241644	$1.151979	$1.411267	$1.953385

M&E - 1.80% - Huntington Landmark	$0.929923	$0.997386	$1.411267	$1.158294

M&E - 1.80% - Landmark ML	$1.241644	$1.151979	$1.411267	$1.953385

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	AllianceBernstein Growth & Income Subaccount	AllianceBernstein Large Cap Growth Subaccount	AllianceBernstein Balanced Wealth Strategy Subaccount	Janus Aspen - Enterprise Subaccount
Accumulation unit value: Initial
M&E - 1.85% - Freedom	$1.486095	$1.390209	$1.408399	$2.316756

M&E - 1.90% - Freedom	$1.035305	$1.020685	$1.405556	$1.333176

M&E - 1.90% - MEMBERS Freedom	$—	$—	$1.405556	$—

M&E - 1.95% - Landmark	$—	$—	$1.402702	$—

M&E - 1.95% - Landmark Select	$—	$—	$1.402702	$—

M&E - 1.95% - Huntington Landmark	$—	$—	$1.402702	$—

M&E - 1.95% - Landmark ML	$—	$—	$1.402702	$—

M&E - 2.00% - Landmark	$1.465123	$1.370558	$1.399856	$2.284024

M&E - 2.00% - Suntrust Landmark	$1.465123	$1.370558	$—	$2.284024

M&E - 2.00% - Landmark Select	$1.465123	$1.370558	$1.399856	$2.284024

M&E - 2.00% - Huntington Landmark	$0.920244	$0.987050	$1.399856	$1.146264

M&E - 2.00% - Landmark ML	$1.465123	$1.370558	$1.399856	$2.284024

M&E - 2.05% - Landmark	$1.209535	$1.122223	$—	$1.902897

M&E - 2.05% - Landmark ML	$1.209535	$1.122223	$—	$1.902897

M&E - 2.15% - Freedom	$1.444404	$1.351205	$1.391388	$2.251748

M&E - 2.20% - Freedom	$1.015163	$1.000835	$1.388573	$1.307262

M&E - 2.30% - Landmark	$1.424018	$1.332167	$1.382939	$2.220014

M&E - 2.30% - Suntrust Landmark	$1.424018	$1.332167	$—	$2.220014

M&E - 2.30% - Landmark Select	$1.424018	$1.332167	$1.382939	$2.220014

M&E - 2.30% - Huntington Landmark	$0.906020	$0.971730	$1.382939	$1.128494

M&E - 2.30% - Landmark ML	$1.424018	$1.332167	$1.382939	$2.220014

M&E - 2.35% - Freedom	$—	$—	$1.380167	$—

M&E - 2.45% - Landmark	$—	$—	$1.374618	$—

M&E - 2.45% - Landmark Select	$—	$—	$1.374618	$—

M&E - 2.45% - Huntington Landmark	$—	$—	$1.374618	$—

M&E - 2.45% - Landmark ML	$—	$—	$1.374618	$—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	AllianceBernstein Growth & Income Subaccount	AllianceBernstein Large Cap Growth Subaccount	AllianceBernstein Balanced Wealth Strategy Subaccount	Janus Aspen - Enterprise Subaccount
Accumulation units outstanding: Service
M&E - 1.25% - Landmark	—	—	—	—

M&E - 1.25% - Landmark ML	—	—	—	—

M&E - 1.25% - Freedom	—	—	—	—

M&E - 1.30% - Landmark	—	—	—	—

M&E - 1.30% - Suntrust Landmark	—	—	—	—

M&E - 1.30% - Landmark Select	—	—	—	—

M&E - 1.30% - Huntington Landmark	—	—	—	—

M&E - 1.30% - Landmark ML	—	—	—	—

M&E - 1.30% - MEMBERS Landmark	—	—	—	—

M&E - 1.40% - Landmark	—	—	—	—

M&E - 1.40% - Landmark ML	—	—	—	—

M&E - 1.40% - Freedom	—	—	—	—

M&E - 1.50% - Landmark	—	—	—	—

M&E - 1.50% - Suntrust Landmark	—	—	—	—

M&E - 1.50% - Landmark Select	—	—	—	—

M&E - 1.50% - Huntington Landmark	—	—	—	—

M&E - 1.50% - Landmark ML	—	—	—	—

M&E - 1.50% - Freedom	—	—	—	—

M&E - 1.50% - MEMBERS Landmark	—	—	—	—

M&E - 1.55% - Landmark	—	—	—	—

M&E - 1.55% - Landmark ML	—	—	—	—

M&E - 1.65% - Freedom	—	—	—	—

M&E - 1.70% - Freedom	—	—	—	—

M&E - 1.70% - MEMBERS Freedom	—	—	—	—

M&E - 1.80% - Landmark	—	—	—	—

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	—	—	—	—

M&E - 1.80% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	AllianceBernstein Growth & Income Subaccount	AllianceBernstein Large Cap Growth Subaccount	AllianceBernstein Balanced Wealth Strategy Subaccount	Janus Aspen - Enterprise Subaccount
Accumulation units outstanding: Service
M&E - 1.85% - Freedom	—	—	—	—

M&E - 1.90% - Freedom	—	—	—	—

M&E - 1.90% - MEMBERS Freedom	—	—	—	—

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	—	—	—	—

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	—	—

M&E - 2.00% - Landmark ML	—	—	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	—	—	—	—

M&E - 2.20% - Freedom	—	—	—	—

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	AllianceBernstein Growth & Income Subaccount	AllianceBernstein Large Cap Growth Subaccount	AllianceBernstein Balanced Wealth Strategy Subaccount	Janus Aspen - Enterprise Subaccount
Accumulation unit value: Service
M&E - 1.25% - Landmark	$—	$—	$—	$—

M&E - 1.25% - Landmark ML	$—	$—	$—	$—

M&E - 1.25% - Freedom	$—	$—	$—	$—

M&E - 1.30% - Landmark	$—	$—	$—	$—

M&E - 1.30% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.30% - Landmark Select	$—	$—	$—	$—

M&E - 1.30% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.30% - Landmark ML	$—	$—	$—	$—

M&E - 1.30% - MEMBERS Landmark	$—	$—	$—	$—

M&E - 1.40% - Landmark	$—	$—	$—	$—

M&E - 1.40% - Landmark ML	$—	$—	$—	$—

M&E - 1.40% - Freedom	$—	$—	$—	$—

M&E - 1.50% - Landmark	$—	$—	$—	$—

M&E - 1.50% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.50% - Landmark Select	$—	$—	$—	$—

M&E - 1.50% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.50% - Landmark ML	$—	$—	$—	$—

M&E - 1.50% - Freedom	$—	$—	$—	$—

M&E - 1.50% - MEMBERS Landmark	$—	$—	$—	$—

M&E - 1.55% - Landmark	$—	$—	$—	$—

M&E - 1.55% - Landmark ML	$—	$—	$—	$—

M&E - 1.65% - Freedom	$—	$—	$—	$—

M&E - 1.70% - Freedom	$—	$—	$—	$—

M&E - 1.70% - MEMBERS Freedom	$—	$—	$—	$—

M&E - 1.80% - Landmark	$—	$—	$—	$—

M&E - 1.80% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.80% - Landmark Select	$—	$—	$—	$—

M&E - 1.80% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.80% - Landmark ML	$—	$—	$—	$—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	AllianceBernstein Growth & Income Subaccount	AllianceBernstein Large Cap Growth Subaccount	AllianceBernstein Balanced Wealth Strategy Subaccount	Janus Aspen - Enterprise Subaccount
Accumulation unit value: Service
M&E - 1.85% - Freedom	$—	$—	$—	$—

M&E - 1.90% - Freedom	$—	$—	$—	$—

M&E - 1.90% - MEMBERS Freedom	$—	$—	$—	$—

M&E - 1.95% - Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark Select	$—	$—	$—	$—

M&E - 1.95% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark ML	$—	$—	$—	$—

M&E - 2.00% - Landmark	$—	$—	$—	$—

M&E - 2.00% - Suntrust Landmark	$—	$—	$—	$—

M&E - 2.00% - Landmark Select	$—	$—	$—	$—

M&E - 2.00% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.00% - Landmark ML	$—	$—	$—	$—

M&E - 2.05% - Landmark	$—	$—	$—	$—

M&E - 2.05% - Landmark ML	$—	$—	$—	$—

M&E - 2.15% - Freedom	$—	$—	$—	$—

M&E - 2.20% - Freedom	$—	$—	$—	$—

M&E - 2.30% - Landmark	$—	$—	$—	$—

M&E - 2.30% - Suntrust Landmark	$—	$—	$—	$—

M&E - 2.30% - Landmark Select	$—	$—	$—	$—

M&E - 2.30% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.30% - Landmark ML	$—	$—	$—	$—

M&E - 2.35% - Freedom	$—	$—	$—	$—

M&E - 2.45% - Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark Select	$—	$—	$—	$—

M&E - 2.45% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark ML	$—	$—	$—	$—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	Janus Aspen - Perkins Mid Cap Value Subaccount	Janus Aspen - Worldwide Subaccount	MFS® New Discovery Subaccount	MFS® Total Return Subaccount
Assets
Investment in securities:
Number of shares - Initial	181,553.532	970,097.384	2,895,135.728	2,933,625.237

Cost	$2,700,809	$26,246,736	$45,287,165	$53,165,469

Number of shares - Service	—	—	—	—

Cost	$—	$—	$—	$—

Investments in mutual funds, Level 1 quoted prices at net asset value	$2,826,788	$29,413,353	$43,455,987	$58,085,780
Receivable for units sold	—	8	—	50

Total assets	2,826,788	29,413,361	43,455,987	58,085,830

Liabilities
Payable for units redeemed	2	—	26	—

Total net assets	$2,826,786	$29,413,361	$43,455,961	$58,085,830

Net Assets:
Deferred annuity contracts terminable by owners	$2,826,786	$29,413,361	$43,455,961	$58,085,830

Total net assets	$2,826,786	$29,413,361	$43,455,961	$58,085,830

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	Janus Aspen - Perkins Mid Cap Value Subaccount	Janus Aspen - Worldwide Subaccount	MFS® New Discovery Subaccount	MFS® Total Return Subaccount
Accumulation units outstanding: Initial
M&E - 1.25% - Landmark	269,338	1,573,432	282,646	1,106,482

M&E - 1.25% - Landmark ML	—	334,021	42,074	135,979

M&E - 1.25% - Freedom	8,810	177,227	67,562	172,886

M&E - 1.30% - Landmark	—	6,005,917	9,283,862	10,147,917

M&E - 1.30% - Suntrust Landmark	—	9,150	—	46,069

M&E - 1.30% - Landmark Select	—	19,635	13,366	65,537

M&E - 1.30% - Huntington Landmark	—	55,713	38,624	202,242

M&E - 1.30% - Landmark ML	—	245,833	193,919	414,454

M&E - 1.30% - MEMBERS Landmark	—	—	—	—

M&E - 1.40% - Landmark	396,301	985,151	372,809	939,167

M&E - 1.40% - Landmark ML	85,062	417,263	213,713	274,927

M&E - 1.40% - Freedom	67,291	1,251,718	147,641	1,393,333

M&E - 1.50% - Landmark	414,383	6,943,163	5,481,875	4,919,226

M&E - 1.50% - Suntrust Landmark	—	—	1,446	18,791

M&E - 1.50% - Landmark Select	—	—	—	—

M&E - 1.50% - Huntington Landmark	—	27,281	44,705	118,423

M&E - 1.50% - Landmark ML	214,551	960,053	314,363	532,273

M&E - 1.50% - Freedom	—	23,290	—	179,360

M&E - 1.50% - MEMBERS Landmark	—	—	—	—

M&E - 1.55% - Landmark	89,398	13,498,040	8,032,793	17,000,013

M&E - 1.55% - Landmark ML	238,913	2,061,463	1,240,556	1,517,775

M&E - 1.65% - Freedom	—	399,295	100,846	1,570,413

M&E - 1.70% - Freedom	—	517,731	831,485	1,127,996

M&E - 1.70% - MEMBERS Freedom	—	—	—	—

M&E - 1.80% - Landmark	—	122,337	138,125	328,980

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	—	—	829	26,894

M&E - 1.80% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	Janus Aspen - Perkins Mid Cap Value Subaccount	Janus Aspen - Worldwide Subaccount	MFS® New Discovery Subaccount	MFS® Total Return Subaccount
Accumulation units outstanding: Initial
M&E - 1.85% - Freedom	—	292	1,304	96,099

M&E - 1.90% - Freedom	—	30,668	61,114	131,806

M&E - 1.90% - MEMBERS Freedom	—	—	—	—

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	—	35,966	50,834	51,112

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	—	—

M&E - 2.00% - Landmark ML	—	—	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	—	157,234	110,354	67,832

M&E - 2.20% - Freedom	—	28,035	12,361	117,117

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	Janus Aspen - Perkins Mid Cap Value Subaccount	Janus Aspen - Worldwide Subaccount	MFS® New Discovery Subaccount	MFS® Total Return Subaccount
Accumulation unit value: Initial
M&E - 1.25% - Landmark	$1.624295	$0.862311	$1.645861	$1.405624

M&E - 1.25% - Landmark ML	$1.624295	$0.862311	$1.645861	$1.405624

M&E - 1.25% - Freedom	$1.103689	$0.848319	$1.286900	$1.042673

M&E - 1.30% - Landmark	$—	$1.091246	$1.637182	$1.398243

M&E - 1.30% - Suntrust Landmark	$—	$1.091246	$1.637182	$1.398243

M&E - 1.30% - Landmark Select	$—	$1.091246	$1.637182	$1.398243

M&E - 1.30% - Huntington Landmark	$—	$0.851072	$1.325715	$1.068323

M&E - 1.30% - Landmark ML	$—	$1.091246	$1.637182	$1.398243

M&E - 1.30% - MEMBERS Landmark	$—	$—	$—	$—

M&E - 1.40% - Landmark	$1.590394	$0.686613	$1.620011	$1.383572

M&E - 1.40% - Landmark ML	$1.590394	$0.618340	$1.620011	$1.383572

M&E - 1.40% - Freedom	$1.614647	$1.130727	$1.638533	$1.305831

M&E - 1.50% - Landmark	$1.578171	$0.837856	$1.603039	$1.369109

M&E - 1.50% - Suntrust Landmark	$—	$0.837856	$1.603039	$1.369109

M&E - 1.50% - Landmark Select	$—	$0.837856	$1.603039	$1.369109

M&E - 1.50% - Huntington Landmark	$—	$0.842169	$1.311867	$1.057194

M&E - 1.50% - Landmark ML	$1.578171	$0.837856	$1.603039	$1.369109

M&E - 1.50% - Freedom	$1.571341	$0.678370	$1.603039	$1.369109

M&E - 1.50% - MEMBERS Landmark	$—	$—	$—	$—

M&E - 1.55% - Landmark	$1.561949	$0.674291	$1.594598	$1.361906

M&E - 1.55% - Landmark ML	$1.561949	$0.674291	$1.594598	$1.361906

M&E - 1.65% - Freedom	$1.543179	$0.666178	$1.577982	$1.347697

M&E - 1.70% - Freedom	$—	$0.988220	$1.348707	$1.135216

M&E - 1.70% - MEMBERS Freedom	$—	$—	$—	$—

M&E - 1.80% - Landmark	$—	$1.035342	$1.553292	$1.326630

M&E - 1.80% - Suntrust Landmark	$—	$1.035342	$1.553292	$1.326630

M&E - 1.80% - Landmark Select	$—	$1.035342	$1.553292	$1.326630

M&E - 1.80% - Huntington Landmark	$—	$0.829069	$1.291440	$1.040731

M&E - 1.80% - Landmark ML	$—	$1.035342	$1.553292	$1.326630

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	Janus Aspen - Perkins Mid Cap Value Subaccount	Janus Aspen - Worldwide Subaccount	MFS® New Discovery Subaccount	MFS® Total Return Subaccount
Accumulation unit value: Initial
M&E - 1.85% - Freedom	$—	$1.348095	$2.010799	$1.419898

M&E - 1.90% - Freedom	$—	$0.975324	$1.331144	$1.120421

M&E - 1.90% - MEMBERS Freedom	$—	$—	$—	$—

M&E - 1.95% - Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark Select	$—	$—	$—	$—

M&E - 1.95% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark ML	$—	$—	$—	$—

M&E - 2.00% - Landmark	$—	$1.329046	$1.982307	$1.399786

M&E - 2.00% - Suntrust Landmark	$—	$1.329046	$1.982307	$1.399786

M&E - 2.00% - Landmark Select	$—	$1.329046	$1.982307	$1.399786

M&E - 2.00% - Huntington Landmark	$—	$0.820458	$1.278043	$1.029931

M&E - 2.00% - Landmark ML	$—	$1.329046	$1.982307	$1.399786

M&E - 2.05% - Landmark	$—	$1.008569	$1.513125	$1.292335

M&E - 2.05% - Landmark ML	$—	$1.008569	$1.513125	$1.292335

M&E - 2.15% - Freedom	$—	$1.310256	$1.954296	$1.380050

M&E - 2.20% - Freedom	$—	$0.956365	$1.305247	$1.098685

M&E - 2.30% - Landmark	$—	$1.291791	$1.926801	$1.360551

M&E - 2.30% - Suntrust Landmark	$—	$1.291791	$1.926801	$1.360551

M&E - 2.30% - Landmark Select	$—	$1.291791	$1.926801	$1.360551

M&E - 2.30% - Huntington Landmark	$—	$0.807750	$1.258230	$1.013971

M&E - 2.30% - Landmark ML	$—	$1.291791	$1.926801	$1.360551

M&E - 2.35% - Freedom	$—	$—	$—	$—

M&E - 2.45% - Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark Select	$—	$—	$—	$—

M&E - 2.45% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark ML	$—	$—	$—	$—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	Janus Aspen - Perkins Mid Cap Value Subaccount	Janus Aspen - Worldwide Subaccount	MFS® New Discovery Subaccount	MFS® Total Return Subaccount
Accumulation units outstanding: Service
M&E - 1.25% - Landmark	—	—	—	—

M&E - 1.25% - Landmark ML	—	—	—	—

M&E - 1.25% - Freedom	—	—	—	—

M&E - 1.30% - Landmark	—	—	—	—

M&E - 1.30% - Suntrust Landmark	—	—	—	—

M&E - 1.30% - Landmark Select	—	—	—	—

M&E - 1.30% - Huntington Landmark	—	—	—	—

M&E - 1.30% - Landmark ML	—	—	—	—

M&E - 1.30% - MEMBERS Landmark	—	—	—	—

M&E - 1.40% - Landmark	—	—	—	—

M&E - 1.40% - Landmark ML	—	—	—	—

M&E - 1.40% - Freedom	—	—	—	—

M&E - 1.50% - Landmark	—	—	—	—

M&E - 1.50% - Suntrust Landmark	—	—	—	—

M&E - 1.50% - Landmark Select	—	—	—	—

M&E - 1.50% - Huntington Landmark	—	—	—	—

M&E - 1.50% - Landmark ML	—	—	—	—

M&E - 1.50% - Freedom	—	—	—	—

M&E - 1.50% - MEMBERS Landmark	—	—	—	—

M&E - 1.55% - Landmark	—	—	—	—

M&E - 1.55% - Landmark ML	—	—	—	—

M&E - 1.65% - Freedom	—	—	—	—

M&E - 1.70% - Freedom	—	—	—	—

M&E - 1.70% - MEMBERS Freedom	—	—	—	—

M&E - 1.80% - Landmark	—	—	—	—

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	—	—	—	—

M&E - 1.80% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	Janus Aspen - Perkins Mid Cap Value Subaccount	Janus Aspen - Worldwide Subaccount	MFS® New Discovery Subaccount	MFS® Total Return Subaccount
Accumulation units outstanding: Service
M&E - 1.85% - Freedom	—	—	—	—

M&E - 1.90% - Freedom	—	—	—	—

M&E - 1.90% - MEMBERS Freedom	—	—	—	—

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	—	—	—	—

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	—	—

M&E - 2.00% - Landmark ML	—	—	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	—	—	—	—

M&E - 2.20% - Freedom	—	—	—	—

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	Janus Aspen - Perkins Mid Cap Value Subaccount	Janus Aspen - Worldwide Subaccount	MFS® New Discovery Subaccount	MFS® Total Return Subaccount
Accumulation unit value: Service
M&E - 1.25% - Landmark	$—	$—	$—	$—

M&E - 1.25% - Landmark ML	$—	$—	$—	$—

M&E - 1.25% - Freedom	$—	$—	$—	$—

M&E - 1.30% - Landmark	$—	$—	$—	$—

M&E - 1.30% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.30% - Landmark Select	$—	$—	$—	$—

M&E - 1.30% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.30% - Landmark ML	$—	$—	$—	$—

M&E - 1.30% - MEMBERS Landmark	$—	$—	$—	$—

M&E - 1.40% - Landmark	$—	$—	$—	$—

M&E - 1.40% - Landmark ML	$—	$—	$—	$—

M&E - 1.40% - Freedom	$—	$—	$—	$—

M&E - 1.50% - Landmark	$—	$—	$—	$—

M&E - 1.50% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.50% - Landmark Select	$—	$—	$—	$—

M&E - 1.50% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.50% - Landmark ML	$—	$—	$—	$—

M&E - 1.50% - Freedom	$—	$—	$—	$—

M&E - 1.50% - MEMBERS Landmark	$—	$—	$—	$—

M&E - 1.55% - Landmark	$—	$—	$—	$—

M&E - 1.55% - Landmark ML	$—	$—	$—	$—

M&E - 1.65% - Freedom	$—	$—	$—	$—

M&E - 1.70% - Freedom	$—	$—	$—	$—

M&E - 1.70% - MEMBERS Freedom	$—	$—	$—	$—

M&E - 1.80% - Landmark	$—	$—	$—	$—

M&E - 1.80% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.80% - Landmark Select	$—	$—	$—	$—

M&E - 1.80% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.80% - Landmark ML	$—	$—	$—	$—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	Janus Aspen - Perkins Mid Cap Value Subaccount	Janus Aspen - Worldwide Subaccount	MFS® New Discovery Subaccount	MFS® Total Return Subaccount
Accumulation unit value: Service
M&E - 1.85% - Freedom	$—	$—	$—	$—

M&E - 1.90% - Freedom	$—	$—	$—	$—

M&E - 1.90% - MEMBERS Freedom	$—	$—	$—	$—

M&E - 1.95% - Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark Select	$—	$—	$—	$—

M&E - 1.95% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark ML	$—	$—	$—	$—

M&E - 2.00% - Landmark	$—	$—	$—	$—

M&E - 2.00% - Suntrust Landmark	$—	$—	$—	$—

M&E - 2.00% - Landmark Select	$—	$—	$—	$—

M&E - 2.00% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.00% - Landmark ML	$—	$—	$—	$—

M&E - 2.05% - Landmark	$—	$—	$—	$—

M&E - 2.05% - Landmark ML	$—	$—	$—	$—

M&E - 2.15% - Freedom	$—	$—	$—	$—

M&E - 2.20% - Freedom	$—	$—	$—	$—

M&E - 2.30% - Landmark	$—	$—	$—	$—

M&E - 2.30% - Suntrust Landmark	$—	$—	$—	$—

M&E - 2.30% - Landmark Select	$—	$—	$—	$—

M&E - 2.30% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.30% - Landmark ML	$—	$—	$—	$—

M&E - 2.35% - Freedom	$—	$—	$—	$—

M&E - 2.45% - Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark Select	$—	$—	$—	$—

M&E - 2.45% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark ML	$—	$—	$—	$—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	Fidelity VIP Contrafund®	Fidelity VIP Equity-Income	Fidelity VIP Growth	Fidelity VIP Growth Opportunities
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares - Initial	7,645,075.937	2,300,815.564	721,403.893	78,867.681

Cost	$194,846,176	$46,553,997	$24,415,129	$1,125,941

Number of shares - Service	—	—	—	—

Cost	$—	$—	$—	$—

Investments in mutual funds, Level 1 quoted prices at net asset value	$198,771,974	$45,142,001	$30,039,258	$1,703,542
Receivable for units sold	—	—	—	—

Total assets	198,771,974	45,142,001	30,039,258	1,703,542

Liabilities
Payable for units redeemed	1	36	24	10

Total net assets	$198,771,973	$45,141,965	$30,039,234	$1,703,532

Net Assets:
Deferred annuity contracts terminable by owners	$198,771,973	$45,141,965	$30,039,234	$1,703,532

Total net assets	$198,771,973	$45,141,965	$30,039,234	$1,703,532

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	Fidelity VIP Contrafund®	Fidelity VIP Equity-Income	Fidelity VIP Growth	Fidelity VIP Growth Opportunities
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation units outstanding: Initial
M&E - 1.25% - Landmark	3,940,964	1,394,513	1,507,301	178,377

M&E - 1.25% - Landmark ML	416,578	94,218	254,418	71,820

M&E - 1.25% - Freedom	1,220,625	390,176	131,753	7,051

M&E - 1.30% - Landmark	28,884,697	6,170,972	5,668,693	—

M&E - 1.30% - Suntrust Landmark	95,620	54,183	6,960	—

M&E - 1.30% - Landmark Select	253,333	153,835	39,712	—

M&E - 1.30% - Huntington Landmark	1,320,868	215,836	120,176	—

M&E - 1.30% - Landmark ML	1,891,018	368,249	353,915	—

M&E - 1.30% - MEMBERS Landmark	—	—	—	—

M&E - 1.40% - Landmark	4,283,149	1,252,096	715,853	13,648

M&E - 1.40% - Landmark ML	1,757,633	305,423	366,827	89,094

M&E - 1.40% - Freedom	5,959,492	904,340	502,407	43,062

M&E - 1.50% - Landmark	19,024,225	7,119,197	5,876,205	846,571

M&E - 1.50% - Suntrust Landmark	34,568	94,581	224,770	—

M&E - 1.50% - Landmark Select	5,273	3,544	29,022	—

M&E - 1.50% - Huntington Landmark	457,453	138,483	52,308	—

M&E - 1.50% - Landmark ML	2,381,989	1,559,097	836,343	132,585

M&E - 1.50% - Freedom	150,291	55,576	58,438	—

M&E - 1.50% - MEMBERS Landmark	—	—	—	—

M&E - 1.55% - Landmark	45,576,363	11,324,958	10,428,301	27,136

M&E - 1.55% - Landmark ML	5,311,678	2,347,818	1,468,758	112,696

M&E - 1.65% - Freedom	1,262,159	111,980	84,069	—

M&E - 1.70% - Freedom	2,943,124	384,380	337,148	—

M&E - 1.70% - MEMBERS Freedom	—	—	—	—

M&E - 1.80% - Landmark	653,783	311,101	96,703	—

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	3,138	—

M&E - 1.80% - Huntington Landmark	32,572	407	—	—

M&E - 1.80% - Landmark ML	44,209	—	—	—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	Fidelity VIP Contrafund® Subaccount	Fidelity VIP Equity-Income Subaccount	Fidelity VIP Growth Subaccount	Fidelity VIP Growth Opportunities Subaccount
Accumulation units outstanding: Initial
M&E - 1.85% - Freedom	111,422	65,533	1,797	—

M&E - 1.90% - Freedom	430,252	198,709	81,967	—

M&E - 1.90% - MEMBERS Freedom	—	—	—	—

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	96,861	40,042	69,646	—

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	—	—

M&E - 2.00% - Landmark ML	—	—	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	596,671	65,468	91,152	—

M&E - 2.20% - Freedom	351,645	32,160	59,401	—

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	Fidelity VIP Contrafund® Subaccount	Fidelity VIP Equity-Income Subaccount	Fidelity VIP Growth Subaccount	Fidelity VIP Growth Opportunities Subaccount
Accumulation unit value: Initial
M&E - 1.25% - Landmark	$1.722877	$1.263782	$0.981851	$1.182989

M&E - 1.25% - Landmark ML	$1.722877	$1.263782	$0.981851	$1.182989

M&E - 1.25% - Freedom	$1.065865	$0.894141	$1.066148	$1.034030

M&E - 1.30% - Landmark	$1.751320	$1.342765	$1.216905	$—

M&E - 1.30% - Suntrust Landmark	$1.751320	$1.342765	$1.216905	$—

M&E - 1.30% - Landmark Select	$1.751320	$1.342765	$1.216905	$—

M&E - 1.30% - Huntington Landmark	$1.028077	$0.922373	$0.975578	$—

M&E - 1.30% - Landmark ML	$1.751320	$1.342765	$1.216905	$—

M&E - 1.30% - MEMBERS Landmark	$—	$—	$—	$—

M&E - 1.40% - Landmark	$1.424962	$1.343597	$0.965031	$0.909910

M&E - 1.40% - Landmark ML	$1.424962	$1.343597	$0.965031	$0.909910

M&E - 1.40% - Freedom	$1.541509	$1.254072	$1.254566	$1.311477

M&E - 1.50% - Landmark	$1.673956	$1.227884	$0.954001	$1.149391

M&E - 1.50% - Suntrust Landmark	$1.673956	$1.227884	$0.954001	$—

M&E - 1.50% - Landmark Select	$1.673956	$1.227884	$0.954001	$—

M&E - 1.50% - Huntington Landmark	$1.017349	$0.912765	$0.965415	$—

M&E - 1.50% - Landmark ML	$1.673956	$1.227884	$0.954001	$1.149391

M&E - 1.50% - Freedom	$1.407273	$1.326902	$0.954001	$0.898556

M&E - 1.50% - MEMBERS Landmark	$—	$—	$—	$—

M&E - 1.55% - Landmark	$1.398505	$1.318619	$0.948503	$0.892974

M&E - 1.55% - Landmark ML	$1.398505	$1.318619	$0.948503	$0.892974

M&E - 1.65% - Freedom	$1.381167	$1.302270	$0.937646	$0.881980

M&E - 1.70% - Freedom	$1.115943	$1.013963	$1.104710	$—

M&E - 1.70% - MEMBERS Freedom	$—	$—	$—	$—

M&E - 1.80% - Landmark	$1.661602	$1.273999	$1.154603	$—

M&E - 1.80% - Suntrust Landmark	$1.661602	$1.273999	$1.154603	$—

M&E - 1.80% - Landmark Select	$1.661602	$1.273999	$1.154603	$—

M&E - 1.80% - Huntington Landmark	$1.001507	$0.898539	$0.950403	$—

M&E - 1.80% - Landmark ML	$1.661602	$1.273999	$1.154603	$—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	Fidelity VIP Contrafund® Subaccount	Fidelity VIP Equity-Income Subaccount	Fidelity VIP Growth Subaccount	Fidelity VIP Growth Opportunities Subaccount
Accumulation unit value: Initial
M&E - 1.85% - Freedom	$1.886392	$1.526280	$1.477149	$—

M&E - 1.90% - Freedom	$1.101364	$1.000726	$1.090321	$—

M&E - 1.90% - MEMBERS Freedom	$—	$—	$—	$—

M&E - 1.95% - Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark Select	$—	$—	$—	$—

M&E - 1.95% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark ML	$—	$—	$—	$—

M&E - 2.00% - Landmark	$1.859698	$1.504685	$1.456242	$—

M&E - 2.00% - Suntrust Landmark	$1.859698	$1.504685	$1.456242	$—

M&E - 2.00% - Landmark Select	$1.859698	$1.504685	$1.456242	$—

M&E - 2.00% - Huntington Landmark	$0.991099	$0.889212	$0.940520	$—

M&E - 2.00% - Landmark ML	$1.859698	$1.504685	$1.456242	$—

M&E - 2.05% - Landmark	$1.618641	$1.241082	$1.124757	$—

M&E - 2.05% - Landmark ML	$1.618641	$1.241082	$1.124757	$—

M&E - 2.15% - Freedom	$1.833426	$1.483459	$1.435693	$—

M&E - 2.20% - Freedom	$1.079970	$0.981252	$1.069132	$—

M&E - 2.30% - Landmark	$1.807584	$1.462504	$1.415464	$—

M&E - 2.30% - Suntrust Landmark	$1.807584	$1.462504	$1.415464	$—

M&E - 2.30% - Landmark Select	$1.807584	$1.462504	$1.415464	$—

M&E - 2.30% - Huntington Landmark	$0.975767	$0.875445	$0.925948	$—

M&E - 2.30% - Landmark ML	$1.807584	$1.462504	$1.415464	$—

M&E - 2.35% - Freedom	$—	$—	$—	$—

M&E - 2.45% - Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark Select	$—	$—	$—	$—

M&E - 2.45% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark ML	$—	$—	$—	$—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	Fidelity VIP Contrafund® Subaccount	Fidelity VIP Equity-Income Subaccount	Fidelity VIP Growth Subaccount	Fidelity VIP Growth Opportunities Subaccount
Accumulation units outstanding: Service
M&E - 1.25% - Landmark	—	—	—	—

M&E - 1.25% - Landmark ML	—	—	—	—

M&E - 1.25% - Freedom	—	—	—	—

M&E - 1.30% - Landmark	—	—	—	—

M&E - 1.30% - Suntrust Landmark	—	—	—	—

M&E - 1.30% - Landmark Select	—	—	—	—

M&E - 1.30% - Huntington Landmark	—	—	—	—

M&E - 1.30% - Landmark ML	—	—	—	—

M&E - 1.30% - MEMBERS Landmark	—	—	—	—

M&E - 1.40% - Landmark	—	—	—	—

M&E - 1.40% - Landmark ML	—	—	—	—

M&E - 1.40% - Freedom	—	—	—	—

M&E - 1.50% - Landmark	—	—	—	—

M&E - 1.50% - Suntrust Landmark	—	—	—	—

M&E - 1.50% - Landmark Select	—	—	—	—

M&E - 1.50% - Huntington Landmark	—	—	—	—

M&E - 1.50% - Landmark ML	—	—	—	—

M&E - 1.50% - Freedom	—	—	—	—

M&E - 1.50% - MEMBERS Landmark	—	—	—	—

M&E - 1.55% - Landmark	—	—	—	—

M&E - 1.55% - Landmark ML	—	—	—	—

M&E - 1.65% - Freedom	—	—	—	—

M&E - 1.70% - Freedom	—	—	—	—

M&E - 1.70% - MEMBERS Freedom	—	—	—	—

M&E - 1.80% - Landmark	—	—	—	—

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	—	—	—	—

M&E - 1.80% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	Fidelity VIP Contrafund® Subaccount	Fidelity VIP Equity-Income Subaccount	Fidelity VIP Growth Subaccount	Fidelity VIP Growth Opportunities Subaccount
Accumulation units outstanding: Service
M&E - 1.85% - Freedom	—	—	—	—

M&E - 1.90% - Freedom	—	—	—	—

M&E - 1.90% - MEMBERS Freedom	—	—	—	—

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	—	—	—	—

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	—	—

M&E - 2.00% - Landmark ML	—	—	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	—	—	—	—

M&E - 2.20% - Freedom	—	—	—	—

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	Fidelity VIP Contrafund® Subaccount	Fidelity VIP Equity-Income Subaccount	Fidelity VIP Growth Subaccount	Fidelity VIP Growth Opportunities Subaccount
Accumulation unit value: Service
M&E - 1.25% - Landmark	$—	$—	$—	$—

M&E - 1.25% - Landmark ML	$—	$—	$—	$—

M&E - 1.25% - Freedom	$—	$—	$—	$—

M&E - 1.30% - Landmark	$—	$—	$—	$—

M&E - 1.30% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.30% - Landmark Select	$—	$—	$—	$—

M&E - 1.30% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.30% - Landmark ML	$—	$—	$—	$—

M&E - 1.30% - MEMBERS Landmark	$—	$—	$—	$—

M&E - 1.40% - Landmark	$—	$—	$—	$—

M&E - 1.40% - Landmark ML	$—	$—	$—	$—

M&E - 1.40% - Freedom	$—	$—	$—	$—

M&E - 1.50% - Landmark	$—	$—	$—	$—

M&E - 1.50% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.50% - Landmark Select	$—	$—	$—	$—

M&E - 1.50% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.50% - Landmark ML	$—	$—	$—	$—

M&E - 1.50% - Freedom	$—	$—	$—	$—

M&E - 1.50% - MEMBERS Landmark	$—	$—	$—	$—

M&E - 1.55% - Landmark	$—	$—	$—	$—

M&E - 1.55% - Landmark ML	$—	$—	$—	$—

M&E - 1.65% - Freedom	$—	$—	$—	$—

M&E - 1.70% - Freedom	$—	$—	$—	$—

M&E - 1.70% - MEMBERS Freedom	$—	$—	$—	$—

M&E - 1.80% - Landmark	$—	$—	$—	$—

M&E - 1.80% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.80% - Landmark Select	$—	$—	$—	$—

M&E - 1.80% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.80% - Landmark ML	$—	$—	$—	$—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	Fidelity VIP Contrafund® Subaccount	Fidelity VIP Equity-Income Subaccount	Fidelity VIP Growth Subaccount	Fidelity VIP Growth Opportunities Subaccount
Accumulation unit value: Service
M&E - 1.85% - Freedom	$—	$—	$—	$—

M&E - 1.90% - Freedom	$—	$—	$—	$—

M&E - 1.90% - MEMBERS Freedom	$—	$—	$—	$—

M&E - 1.95% - Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark Select	$—	$—	$—	$—

M&E - 1.95% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark ML	$—	$—	$—	$—

M&E - 2.00% - Landmark	$—	$—	$—	$—

M&E - 2.00% - Suntrust Landmark	$—	$—	$—	$—

M&E - 2.00% - Landmark Select	$—	$—	$—	$—

M&E - 2.00% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.00% - Landmark ML	$—	$—	$—	$—

M&E - 2.05% - Landmark	$—	$—	$—	$—

M&E - 2.05% - Landmark ML	$—	$—	$—	$—

M&E - 2.15% - Freedom	$—	$—	$—	$—

M&E - 2.20% - Freedom	$—	$—	$—	$—

M&E - 2.30% - Landmark	$—	$—	$—	$—

M&E - 2.30% - Suntrust Landmark	$—	$—	$—	$—

M&E - 2.30% - Landmark Select	$—	$—	$—	$—

M&E - 2.30% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.30% - Landmark ML	$—	$—	$—	$—

M&E - 2.35% - Freedom	$—	$—	$—	$—

M&E - 2.45% - Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark Select	$—	$—	$—	$—

M&E - 2.45% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark ML	$—	$—	$—	$—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	Fidelity VIP Mid Cap Subaccount	Fidelity VIP Value Strategies Subaccount	Fidelity VIP Balanced Subaccount	Franklin Income Securities Subaccount
Assets
Investment in securities:
Number of shares - Initial	6,162,178.695	5,716,960.980	3,999,383.983	5,933,802.427

Cost	$181,465,507	$50,420,380	$59,025,083	$86,254,697

Number of shares - Service	—	—	—	—

Cost	$—	$—	$—	$—

Investments in mutual funds, Level 1 quoted prices at net asset value	$184,742,117	$63,915,624	$62,110,433	$89,422,403
Receivable for units sold	—	39	—	40

Total assets	184,742,117	63,915,663	62,110,433	89,422,443

Liabilities
Payable for units redeemed	91	—	39	—

Total net assets	$184,742,026	$63,915,663	$62,110,394	$89,422,443

Net Assets:
Deferred annuity contracts terminable by owners	$184,742,026	$63,915,663	$62,110,394	$89,422,443

Total net assets	$184,742,026	$63,915,663	$62,110,394	$89,422,443

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	Fidelity VIP Mid Cap Subaccount	Fidelity VIP Value Strategies Subaccount	Fidelity VIP Balanced Subaccount	Franklin Income Securities Subaccount
Accumulation units outstanding: Initial
M&E - 1.25% - Landmark	2,889,672	1,288,931	—	1,239,437

M&E - 1.25% - Landmark ML	350,692	56,022	—	45,666

M&E - 1.25% - Freedom	480,252	69,070	—	293,506

M&E - 1.30% - Landmark	16,556,425	10,963,437	32,436,985	28,503,714

M&E - 1.30% - Suntrust Landmark	116,474	46,396	—	2,626

M&E - 1.30% - Landmark Select	57,944	8,456	94,363	126,741

M&E - 1.30% - Huntington Landmark	938,947	204,253	885,456	685,369

M&E - 1.30% - Landmark ML	385,907	342,111	2,567,618	1,106,855

M&E - 1.30% - MEMBERS Landmark	—	—	3,144,379	1,154,916

M&E - 1.40% - Landmark	2,169,690	795,451	—	1,379,110

M&E - 1.40% - Landmark ML	1,478,480	258,225	—	435,282

M&E - 1.40% - Freedom	4,027,425	1,205,410	—	2,271,838

M&E - 1.50% - Landmark	14,926,629	5,104,389	8,225,580	12,501,444

M&E - 1.50% - Suntrust Landmark	41,804	8,521	—	—

M&E - 1.50% - Landmark Select	—	—	—	65,658

M&E - 1.50% - Huntington Landmark	130,104	39,959	494,480	370,904

M&E - 1.50% - Landmark ML	2,210,020	480,863	507,781	954,739

M&E - 1.50% - Freedom	74,140	116,024	—	339,719

M&E - 1.50% - MEMBERS Landmark	—	—	451,893	558,624

M&E - 1.55% - Landmark	28,615,015	15,151,077	—	18,112,672

M&E - 1.55% - Landmark ML	3,694,808	1,474,845	—	1,521,672

M&E - 1.65% - Freedom	760,184	842,833	—	345,465

M&E - 1.70% - Freedom	1,456,369	497,559	2,304,976	3,754,136

M&E - 1.70% - MEMBERS Freedom	—	—	310,339	837,431

M&E - 1.80% - Landmark	454,687	104,522	646,020	1,920,062

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	72,897	—	78,634	30,106

M&E - 1.80% - Landmark ML	—	23,674	207,553	19,641

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	Fidelity VIP Mid Cap Subaccount	Fidelity VIP Value Strategies Subaccount	Fidelity VIP Balanced Subaccount	Franklin Income Securities Subaccount
Accumulation units outstanding: Initial
M&E - 1.85% - Freedom	56,649	104,859	23,409	198,732

M&E - 1.90% - Freedom	138,644	231,688	286,901	172,147

M&E - 1.90% - MEMBERS Freedom	—	—	—	277,328

M&E - 1.95% - Landmark	—	—	1,050,894	—

M&E - 1.95% - Landmark Select	—	—	49,834	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	349,110	—

M&E - 2.00% - Landmark	26,429	29,712	267,630	532,453

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	57,803	1,461

M&E - 2.00% - Landmark ML	—	—	82,808	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	433,952	280,621	43,618	105,035

M&E - 2.20% - Freedom	300,740	33,641	—	22,123

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	202,445	—

M&E - 2.45% - Landmark	—	—	22,964	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	Fidelity VIP Mid Cap Subaccount	Fidelity VIP Value Strategies Subaccount	Fidelity VIP Balanced Subaccount	Franklin Income Securities Subaccount
Accumulation unit value: Initial
M&E - 1.25% - Landmark	$2.360244	$1.660490	$—	$1.131434

M&E - 1.25% - Landmark ML	$2.360244	$1.660490	$1.141029	$1.131434

M&E - 1.25% - Freedom	$1.108212	$0.976472	$—	$1.131434

M&E - 1.30% - Landmark	$2.203677	$1.651800	$1.138401	$1.128272

M&E - 1.30% - Suntrust Landmark	$2.203677	$1.651800	$1.138401	$1.128272

M&E - 1.30% - Landmark Select	$2.203677	$1.651800	$1.138401	$1.128272

M&E - 1.30% - Huntington Landmark	$1.076963	$1.034214	$1.138401	$1.164070

M&E - 1.30% - Landmark ML	$2.203677	$1.651800	$1.138401	$1.128272

M&E - 1.30% - MEMBERS Landmark	$—	$—	$1.138401	$1.128272

M&E - 1.40% - Landmark	$2.392732	$1.634493	$—	$1.121956

M&E - 1.40% - Landmark ML	$2.392732	$1.634493	$1.133170	$1.121956

M&E - 1.40% - Freedom	$1.822126	$1.394439	$—	$1.121956

M&E - 1.50% - Landmark	$2.293268	$1.617356	$1.127958	$1.115734

M&E - 1.50% - Suntrust Landmark	$2.293268	$1.617356	$1.127958	$1.115734

M&E - 1.50% - Landmark Select	$2.293268	$1.617356	$1.127958	$1.115734

M&E - 1.50% - Huntington Landmark	$1.065724	$1.023424	$1.127958	$1.151928

M&E - 1.50% - Landmark ML	$2.293268	$1.617356	$1.127958	$1.115734

M&E - 1.50% - Freedom	$2.362972	$1.617356	$—	$1.115734

M&E - 1.50% - MEMBERS Landmark	$—	$—	$1.127958	$1.115734

M&E - 1.55% - Landmark	$2.348232	$1.608870	$—	$1.112603

M&E - 1.55% - Landmark ML	$2.348232	$1.608870	$1.125360	$1.112603

M&E - 1.65% - Freedom	$2.319143	$1.592074	$1.120209	$1.106404

M&E - 1.70% - Freedom	$1.134282	$1.129479	$1.117617	$1.103334

M&E - 1.70% - MEMBERS Freedom	$—	$—	$1.117617	$1.103334

M&E - 1.80% - Landmark	$2.090762	$1.567161	$1.112499	$1.097186

M&E - 1.80% - Suntrust Landmark	$2.090762	$1.567161	$1.112499	$1.097186

M&E - 1.80% - Landmark Select	$2.090762	$1.567161	$1.112499	$1.097186

M&E - 1.80% - Huntington Landmark	$1.049137	$1.007517	$1.112499	$1.133996

M&E - 1.80% - Landmark ML	$2.090762	$1.567161	$1.112499	$1.097186

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	Fidelity VIP Mid Cap Subaccount	Fidelity VIP Value Strategies Subaccount	Fidelity VIP Balanced Subaccount	Franklin Income Securities Subaccount
Accumulation unit value: Initial
M&E - 1.85% - Freedom	$2.490093	$1.993337	$1.109951	$1.094111

M&E - 1.90% - Freedom	$1.119481	$1.114771	$1.107412	$1.091097

M&E - 1.90% - MEMBERS Freedom	$—	$—	$1.107412	$1.091097

M&E - 1.95% - Landmark	$—	$—	$1.104879	$—

M&E - 1.95% - Landmark Select	$—	$—	$1.104879	$—

M&E - 1.95% - Huntington Landmark	$—	$—	$1.104879	$—

M&E - 1.95% - Landmark ML	$—	$—	$1.104879	$—

M&E - 2.00% - Landmark	$2.454908	$1.965138	$1.102363	$1.085023

M&E - 2.00% - Suntrust Landmark	$2.454908	$1.965138	$1.102363	$1.085023

M&E - 2.00% - Landmark Select	$2.454908	$1.965138	$1.102363	$1.085023

M&E - 2.00% - Huntington Landmark	$1.038231	$0.997044	$1.102363	$1.122238

M&E - 2.00% - Landmark ML	$2.454908	$1.965138	$1.102363	$1.085023

M&E - 2.05% - Landmark	$2.036752	$1.526626	$—	$1.082009

M&E - 2.05% - Landmark ML	$2.036752	$1.526626	$1.099827	$1.082009

M&E - 2.15% - Freedom	$2.420258	$1.937400	$1.094795	$1.076059

M&E - 2.20% - Freedom	$1.097720	$1.093101	$1.092299	$1.073057

M&E - 2.30% - Landmark	$2.386072	$1.910105	$1.087314	$1.067114

M&E - 2.30% - Suntrust Landmark	$2.386072	$1.910105	$1.087314	$1.067114

M&E - 2.30% - Landmark Select	$2.386072	$1.910105	$1.087314	$1.067114

M&E - 2.30% - Huntington Landmark	$1.022164	$0.981619	$1.087314	$1.104865

M&E - 2.30% - Landmark ML	$2.386072	$1.910105	$1.087314	$1.067114

M&E - 2.35% - Freedom	$—	$—	$1.084833	$—

M&E - 2.45% - Landmark	$—	$—	$1.079898	$—

M&E - 2.45% - Landmark Select	$—	$—	$1.079898	$—

M&E - 2.45% - Huntington Landmark	$—	$—	$1.079898	$—

M&E - 2.45% - Landmark ML	$—	$—	$1.079898	$—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	Fidelity VIP Mid Cap Subaccount	Fidelity VIP Value Strategies Subaccount	Fidelity VIP Balanced Subaccount	Franklin Income Securities Subaccount
Accumulation units outstanding: Service
M&E - 1.25% - Landmark	—	—	—	—

M&E - 1.25% - Landmark ML	—	—	—	—

M&E - 1.25% - Freedom	—	—	—	—

M&E - 1.30% - Landmark	—	—	—	—

M&E - 1.30% - Suntrust Landmark	—	—	—	—

M&E - 1.30% - Landmark Select	—	—	—	—

M&E - 1.30% - Huntington Landmark	—	—	—	—

M&E - 1.30% - Landmark ML	—	—	—	—

M&E - 1.30% - MEMBERS Landmark	—	—	—	—

M&E - 1.40% - Landmark	—	—	—	—

M&E - 1.40% - Landmark ML	—	—	—	—

M&E - 1.40% - Freedom	—	—	—	—

M&E - 1.50% - Landmark	—	—	—	—

M&E - 1.50% - Suntrust Landmark	—	—	—	—

M&E - 1.50% - Landmark Select	—	—	—	—

M&E - 1.50% - Huntington Landmark	—	—	—	—

M&E - 1.50% - Landmark ML	—	—	—	—

M&E - 1.50% - Freedom	—	—	—	—

M&E - 1.50% - MEMBERS Landmark	—	—	—	—

M&E - 1.55% - Landmark	—	—	—	—

M&E - 1.55% - Landmark ML	—	—	—	—

M&E - 1.65% - Freedom	—	—	—	—

M&E - 1.70% - Freedom	—	—	—	—

M&E - 1.70% - MEMBERS Freedom	—	—	—	—

M&E - 1.80% - Landmark	—	—	—	—

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	—	—	—	—

M&E - 1.80% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	Fidelity VIP Mid Cap Subaccount	Fidelity VIP Value Strategies Subaccount	Fidelity VIP Balanced Subaccount	Franklin Income Securities Subaccount
Accumulation units outstanding: Service
M&E - 1.85% - Freedom	—	—	—	—

M&E - 1.90% - Freedom	—	—	—	—

M&E - 1.90% - MEMBERS Freedom	—	—	—	—

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	—	—	—	—

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	—	—

M&E - 2.00% - Landmark ML	—	—	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	—	—	—	—

M&E - 2.20% - Freedom	—	—	—	—

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	Fidelity VIP Mid Cap Subaccount	Fidelity VIP Value Strategies Subaccount	Fidelity VIP Balanced Subaccount	Franklin Income Securities Subaccount
Accumulation unit value: Service
M&E - 1.25% - Landmark	$—	$—	$—	$—

M&E - 1.25% - Landmark ML	$—	$—	$—	$—

M&E - 1.25% - Freedom	$—	$—	$—	$—

M&E - 1.30% - Landmark	$—	$—	$—	$—

M&E - 1.30% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.30% - Landmark Select	$—	$—	$—	$—

M&E - 1.30% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.30% - Landmark ML	$—	$—	$—	$—

M&E - 1.30% - MEMBERS Landmark	$—	$—	$—	$—

M&E - 1.40% - Landmark	$—	$—	$—	$—

M&E - 1.40% - Landmark ML	$—	$—	$—	$—

M&E - 1.40% - Freedom	$—	$—	$—	$—

M&E - 1.50% - Landmark	$—	$—	$—	$—

M&E - 1.50% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.50% - Landmark Select	$—	$—	$—	$—

M&E - 1.50% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.50% - Landmark ML	$—	$—	$—	$—

M&E - 1.50% - Freedom	$—	$—	$—	$—

M&E - 1.50% - MEMBERS Landmark	$—	$—	$—	$—

M&E - 1.55% - Landmark	$—	$—	$—	$—

M&E - 1.55% - Landmark ML	$—	$—	$—	$—

M&E - 1.65% - Freedom	$—	$—	$—	$—

M&E - 1.70% - Freedom	$—	$—	$—	$—

M&E - 1.70% - MEMBERS Freedom	$—	$—	$—	$—

M&E - 1.80% - Landmark	$—	$—	$—	$—

M&E - 1.80% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.80% - Landmark Select	$—	$—	$—	$—

M&E - 1.80% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.80% - Landmark ML	$—	$—	$—	$—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	Fidelity VIP Mid Cap Subaccount	Fidelity VIP Value Strategies Subaccount	Fidelity VIP Balanced Subaccount	Franklin Income Securities Subaccount
Accumulation unit value: Service
M&E - 1.85% - Freedom	$—	$—	$—	$—

M&E - 1.90% - Freedom	$—	$—	$—	$—

M&E - 1.90% - MEMBERS Freedom	$—	$—	$—	$—

M&E - 1.95% - Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark Select	$—	$—	$—	$—

M&E - 1.95% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark ML	$—	$—	$—	$—

M&E - 2.00% - Landmark	$—	$—	$—	$—

M&E - 2.00% - Suntrust Landmark	$—	$—	$—	$—

M&E - 2.00% - Landmark Select	$—	$—	$—	$—

M&E - 2.00% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.00% - Landmark ML	$—	$—	$—	$—

M&E - 2.05% - Landmark	$—	$—	$—	$—

M&E - 2.05% - Landmark ML	$—	$—	$—	$—

M&E - 2.15% - Freedom	$—	$—	$—	$—

M&E - 2.20% - Freedom	$—	$—	$—	$—

M&E - 2.30% - Landmark	$—	$—	$—	$—

M&E - 2.30% - Suntrust Landmark	$—	$—	$—	$—

M&E - 2.30% - Landmark Select	$—	$—	$—	$—

M&E - 2.30% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.30% - Landmark ML	$—	$—	$—	$—

M&E - 2.35% - Freedom	$—	$—	$—	$—

M&E - 2.45% - Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark Select	$—	$—	$—	$—

M&E - 2.45% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark ML	$—	$—	$—	$—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	Mutual Shares Securities Subaccount	Templeton Foreign Securities Subaccount	Franklin Templeton VIP Founding Funds Allocation Subaccount	American Funds - Asset Allocation Subaccount
Assets
Investment in securities:
Number of shares - Initial	1,030,640.679	2,933,883.116	8,819,888.377	5,443,058.016

Cost	$16,002,594	$39,315,059	$66,038,914	$89,054,632

Number of shares - Service	—	—	—	—

Cost	$—	$—	$—	$—

Investments in mutual funds, Level 1 quoted prices at net asset value	$17,747,632	$42,159,900	$74,880,852	$99,662,392
Receivable for units sold	—	18	—	—

Total assets	17,747,632	42,159,918	74,880,852	99,662,392

Liabilities
Payable for units redeemed	5	—	15	26

Total net assets	$17,747,627	$42,159,918	$74,880,837	$99,662,366

Net Assets:
Deferred annuity contracts terminable by owners	$17,747,627	$42,159,918	$74,880,837	$99,662,366

Total net assets	$17,747,627	$42,159,918	$74,880,837	$99,662,366

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	Mutual Shares Securities Subaccount	Templeton Foreign Securities Subaccount	Franklin Templeton VIP Founding Funds Allocation Subaccount	American Funds - Asset Allocation Subaccount
Accumulation units outstanding: Initial
M&E - 1.25% - Landmark	529,968	1,061,115	—	—

M&E - 1.25% - Landmark ML	—	155,347	—	—

M&E - 1.25% - Freedom	334,814	21,545	—	—

M&E - 1.30% - Landmark	5,689,439	12,954,547	27,303,994	43,410,989

M&E - 1.30% - Suntrust Landmark	—	—	—	—

M&E - 1.30% - Landmark Select	—	—	64,022	14,421

M&E - 1.30% - Huntington Landmark	135,135	121,914	2,171,779	4,249,038

M&E - 1.30% - Landmark ML	209,630	359,179	1,901,457	5,739,566

M&E - 1.30% - MEMBERS Landmark	—	—	—	1,562,001

M&E - 1.40% - Landmark	498,859	1,198,168	—	—

M&E - 1.40% - Landmark ML	83,053	506,366	—	—

M&E - 1.40% - Freedom	363,242	853,433	—	—

M&E - 1.50% - Landmark	4,313,422	8,434,799	10,608,245	12,024,492

M&E - 1.50% - Suntrust Landmark	—	—	—	—

M&E - 1.50% - Landmark Select	—	—	—	19,916

M&E - 1.50% - Huntington Landmark	108,463	327,889	551,934	1,435,920

M&E - 1.50% - Landmark ML	99,856	813,435	457,741	797,735

M&E - 1.50% - Freedom	40,108	13,359	—	—

M&E - 1.50% - MEMBERS Landmark	—	—	—	85,433

M&E - 1.55% - Landmark	5,819,814	14,209,372	—	—

M&E - 1.55% - Landmark ML	162,446	1,044,082	—	—

M&E - 1.65% - Freedom	128,881	144,366	—	—

M&E - 1.70% - Freedom	959,380	1,686,786	1,993,472	3,290,197

M&E - 1.70% - MEMBERS Freedom	—	—	—	386,563

M&E - 1.80% - Landmark	250,836	259,443	1,615,270	2,267,561

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	8,797	21,304	11,162	48,830

M&E - 1.80% - Landmark ML	14,616	10,618	99,358	374,998

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	Mutual Shares Securities Subaccount	Templeton Foreign Securities Subaccount	Franklin Templeton VIP Founding Funds Allocation Subaccount	American Funds - Asset Allocation Subaccount
Accumulation units outstanding: Initial
M&E - 1.85% - Freedom	—	167,026	—	—

M&E - 1.90% - Freedom	35,812	175,124	499,243	516,094

M&E - 1.90% - MEMBERS Freedom	—	—	—	—

M&E - 1.95% - Landmark	—	—	1,631,267	615,852

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	46,739	1,218,633

M&E - 2.00% - Landmark	49,378	81,312	332,354	363,635

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	10,257	2,776

M&E - 2.00% - Landmark ML	10,021	3,112	65,333	27,001

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	—	141,277	2,909	—

M&E - 2.20% - Freedom	—	570,620	—	—

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	101,167	58,641

M&E - 2.45% - Landmark	—	—	84,912	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	Mutual Shares Securities Subaccount	Templeton Foreign Securities Subaccount	Franklin Templeton VIP Founding Funds Allocation Subaccount	American Funds - Asset Allocation Subaccount
Accumulation unit value: Initial
M&E - 1.25% - Landmark	$0.904048	$0.941134	$—	$—

M&E - 1.25% - Landmark ML	$0.904048	$0.941134	$—	$—

M&E - 1.25% - Freedom	$0.904048	$0.941134	$—	$—

M&E - 1.30% - Landmark	$0.901525	$0.938505	$1.518385	$1.273134

M&E - 1.30% - Suntrust Landmark	$0.901525	$0.938505	$—	$—

M&E - 1.30% - Landmark Select	$0.901525	$0.938505	$1.518385	$1.273134

M&E - 1.30% - Huntington Landmark	$0.944479	$0.962188	$1.518385	$1.273134

M&E - 1.30% - Landmark ML	$0.901525	$0.938505	$1.518385	$1.273134

M&E - 1.30% - MEMBERS Landmark	$—	$—	$—	$1.273134

M&E - 1.40% - Landmark	$0.896470	$0.933266	$—	$—

M&E - 1.40% - Landmark ML	$0.896470	$0.933266	$—	$—

M&E - 1.40% - Freedom	$0.896470	$0.934494	$—	$—

M&E - 1.50% - Landmark	$0.891475	$0.928048	$1.506093	$1.265353

M&E - 1.50% - Suntrust Landmark	$0.891475	$0.928048	$—	$—

M&E - 1.50% - Landmark Select	$0.891475	$0.928048	$1.506093	$1.265353

M&E - 1.50% - Huntington Landmark	$0.934632	$0.952145	$1.506093	$1.265353

M&E - 1.50% - Landmark ML	$0.891475	$0.928048	$1.506093	$1.265353

M&E - 1.50% - Freedom	$0.891475	$0.928048	$—	$—

M&E - 1.50% - MEMBERS Landmark	$—	$—	$—	$1.265353

M&E - 1.55% - Landmark	$0.888968	$0.925467	$—	$—

M&E - 1.55% - Landmark ML	$0.888968	$0.925467	$—	$—

M&E - 1.65% - Freedom	$0.884025	$0.920281	$1.496889	$—

M&E - 1.70% - Freedom	$0.881589	$0.917740	$1.493843	$1.257639

M&E - 1.70% - MEMBERS Freedom	$—	$—	$—	$1.257639

M&E - 1.80% - Landmark	$0.876671	$0.912612	$1.487796	$1.253785

M&E - 1.80% - Suntrust Landmark	$0.876671	$0.912612	$—	$—

M&E - 1.80% - Landmark Select	$0.876671	$0.912612	$1.487796	$1.253785

M&E - 1.80% - Huntington Landmark	$0.920063	$0.937332	$1.487796	$1.253785

M&E - 1.80% - Landmark ML	$0.876671	$0.912612	$1.487796	$1.253785

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	Mutual Shares Securities Subaccount	Templeton Foreign Securities Subaccount	Franklin Templeton VIP Founding Funds Allocation Subaccount	American Funds - Asset Allocation Subaccount
Accumulation unit value: Initial
M&E - 1.85% - Freedom	$0.874209	$0.910061	$1.484760	$—

M&E - 1.90% - Freedom	$0.871800	$0.907552	$1.481755	$1.249960

M&E - 1.90% - MEMBERS Freedom	$—	$—	$—	$1.249960

M&E - 1.95% - Landmark	$—	$—	$1.478775	$1.248049

M&E - 1.95% - Landmark Select	$—	$—	$1.478775	$1.248049

M&E - 1.95% - Huntington Landmark	$—	$—	$1.478775	$1.248049

M&E - 1.95% - Landmark ML	$—	$—	$1.478775	$1.248049

M&E - 2.00% - Landmark	$0.866941	$0.902519	$1.475758	$1.246157

M&E - 2.00% - Suntrust Landmark	$0.866941	$0.902519	$—	$—

M&E - 2.00% - Landmark Select	$0.866941	$0.902519	$1.475758	$1.246157

M&E - 2.00% - Huntington Landmark	$0.910543	$0.927626	$1.475758	$1.246157

M&E - 2.00% - Landmark ML	$0.866941	$0.902519	$1.475758	$1.246157

M&E - 2.05% - Landmark	$0.864540	$0.900007	$—	$—

M&E - 2.05% - Landmark ML	$0.864540	$0.900007	$—	$—

M&E - 2.15% - Freedom	$0.859757	$0.895014	$1.466827	$—

M&E - 2.20% - Freedom	$0.857355	$0.892556	$1.463876	$1.238572

M&E - 2.30% - Landmark	$0.852636	$0.887602	$1.457955	$1.234823

M&E - 2.30% - Suntrust Landmark	$0.852636	$0.887602	$—	$—

M&E - 2.30% - Landmark Select	$0.852636	$0.887602	$1.457955	$1.234823

M&E - 2.30% - Huntington Landmark	$0.896444	$0.913219	$1.457955	$1.234823

M&E - 2.30% - Landmark ML	$0.852636	$0.887602	$1.457955	$1.234823

M&E - 2.35% - Freedom	$—	$—	$1.455001	$1.232947

M&E - 2.45% - Landmark	$—	$—	$1.449117	$1.229207

M&E - 2.45% - Landmark Select	$—	$—	$1.449117	$1.229207

M&E - 2.45% - Huntington Landmark	$—	$—	$1.449117	$1.229207

M&E - 2.45% - Landmark ML	$—	$—	$1.449117	$1.229207

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	Mutual Shares Securities Subaccount	Templeton Foreign Securities Subaccount	Franklin Templeton VIP Founding Funds Allocation Subaccount	American Funds - Asset Allocation Subaccount
Accumulation units outstanding: Service
M&E - 1.25% - Landmark	—	—	—	—

M&E - 1.25% - Landmark ML	—	—	—	—

M&E - 1.25% - Freedom	—	—	—	—

M&E - 1.30% - Landmark	—	—	—	—

M&E - 1.30% - Suntrust Landmark	—	—	—	—

M&E - 1.30% - Landmark Select	—	—	—	—

M&E - 1.30% - Huntington Landmark	—	—	—	—

M&E - 1.30% - Landmark ML	—	—	—	—

M&E - 1.30% - MEMBERS Landmark	—	—	—	—

M&E - 1.40% - Landmark	—	—	—	—

M&E - 1.40% - Landmark ML	—	—	—	—

M&E - 1.40% - Freedom	—	—	—	—

M&E - 1.50% - Landmark	—	—	—	—

M&E - 1.50% - Suntrust Landmark	—	—	—	—

M&E - 1.50% - Landmark Select	—	—	—	—

M&E - 1.50% - Huntington Landmark	—	—	—	—

M&E - 1.50% - Landmark ML	—	—	—	—

M&E - 1.50% - Freedom	—	—	—	—

M&E - 1.50% - MEMBERS Landmark	—	—	—	—

M&E - 1.55% - Landmark	—	—	—	—

M&E - 1.55% - Landmark ML	—	—	—	—

M&E - 1.65% - Freedom	—	—	—	—

M&E - 1.70% - Freedom	—	—	—	—

M&E - 1.70% - MEMBERS Freedom	—	—	—	—

M&E - 1.80% - Landmark	—	—	—	—

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	—	—	—	—

M&E - 1.80% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	Mutual Shares Securities Subaccount	Templeton Foreign Securities Subaccount	Franklin Templeton VIP Founding Funds Allocation Subaccount	American Funds - Asset Allocation Subaccount
Accumulation units outstanding: Service
M&E - 1.85% - Freedom	—	—	—	—

M&E - 1.90% - Freedom	—	—	—	—

M&E - 1.90% - MEMBERS Freedom	—	—	—	—

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	—	—	—	—

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	—	—

M&E - 2.00% - Landmark ML	—	—	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	—	—	—	—

M&E - 2.20% - Freedom	—	—	—	—

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	Mutual Shares Securities Subaccount	Templeton Foreign Securities Subaccount	Franklin Templeton VIP Founding Funds Allocation Subaccount	American Funds - Asset Allocation Subaccount
Accumulation unit value: Service
M&E - 1.25% - Landmark	$—	$—	$—	$—

M&E - 1.25% - Landmark ML	$—	$—	$—	$—

M&E - 1.25% - Freedom	$—	$—	$—	$—

M&E - 1.30% - Landmark	$—	$—	$—	$—

M&E - 1.30% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.30% - Landmark Select	$—	$—	$—	$—

M&E - 1.30% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.30% - Landmark ML	$—	$—	$—	$—

M&E - 1.30% - MEMBERS Landmark	$—	$—	$—	$—

M&E - 1.40% - Landmark	$—	$—	$—	$—

M&E - 1.40% - Landmark ML	$—	$—	$—	$—

M&E - 1.40% - Freedom	$—	$—	$—	$—

M&E - 1.50% - Landmark	$—	$—	$—	$—

M&E - 1.50% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.50% - Landmark Select	$—	$—	$—	$—

M&E - 1.50% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.50% - Landmark ML	$—	$—	$—	$—

M&E - 1.50% - Freedom	$—	$—	$—	$—

M&E - 1.50% - MEMBERS Landmark	$—	$—	$—	$—

M&E - 1.55% - Landmark	$—	$—	$—	$—

M&E - 1.55% - Landmark ML	$—	$—	$—	$—

M&E - 1.65% - Freedom	$—	$—	$—	$—

M&E - 1.70% - Freedom	$—	$—	$—	$—

M&E - 1.70% - MEMBERS Freedom	$—	$—	$—	$—

M&E - 1.80% - Landmark	$—	$—	$—	$—

M&E - 1.80% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.80% - Landmark Select	$—	$—	$—	$—

M&E - 1.80% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.80% - Landmark ML	$—	$—	$—	$—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	Mutual Shares Securities Subaccount	Templeton Foreign Securities Subaccount	Franklin Templeton VIP Founding Funds Allocation Subaccount	American Funds - Asset Allocation Subaccount
Accumulation unit value: Service
M&E - 1.85% - Freedom	$—	$—	$—	$—

M&E - 1.90% - Freedom	$—	$—	$—	$—

M&E - 1.90% - MEMBERS Freedom	$—	$—	$—	$—

M&E - 1.95% - Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark Select	$—	$—	$—	$—

M&E - 1.95% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark ML	$—	$—	$—	$—

M&E - 2.00% - Landmark	$—	$—	$—	$—

M&E - 2.00% - Suntrust Landmark	$—	$—	$—	$—

M&E - 2.00% - Landmark Select	$—	$—	$—	$—

M&E - 2.00% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.00% - Landmark ML	$—	$—	$—	$—

M&E - 2.05% - Landmark	$—	$—	$—	$—

M&E - 2.05% - Landmark ML	$—	$—	$—	$—

M&E - 2.15% - Freedom	$—	$—	$—	$—

M&E - 2.20% - Freedom	$—	$—	$—	$—

M&E - 2.30% - Landmark	$—	$—	$—	$—

M&E - 2.30% - Suntrust Landmark	$—	$—	$—	$—

M&E - 2.30% - Landmark Select	$—	$—	$—	$—

M&E - 2.30% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.30% - Landmark ML	$—	$—	$—	$—

M&E - 2.35% - Freedom	$—	$—	$—	$—

M&E - 2.45% - Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark Select	$—	$—	$—	$—

M&E - 2.45% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark ML	$—	$—	$—	$—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	American Funds - Bond Subaccount	American Funds - Growth Subaccount	American Funds - Growth-Income Subaccount	American Funds - International Subaccount
Assets
Investment in securities:
Number of shares - Initial	4,717,232.440	559,883.087	548,208.335	1,054,282.427

Cost	$52,079,842	$31,081,287	$19,191,096	$18,011,236

Number of shares - Service	—	—	—	—

Cost	$—	$—	$—	$—

Investments in mutual funds, Level 1 quoted prices at net asset value	$52,691,486	$33,844,933	$20,963,487	$18,576,456
Receivable for units sold	37	—	13	—

Total assets	52,691,523	33,844,933	20,963,500	18,576,456

Liabilities
Payable for units redeemed	—	55	—	18

Total net assets	$52,691,523	$33,844,878	$20,963,500	$18,576,438

Net Assets:
Deferred annuity contracts terminable by owners	$52,691,523	$33,844,878	$20,963,500	$18,576,438

Total net assets	$52,691,523	$33,844,878	$20,963,500	$18,576,438

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	American Funds - Bond Subaccount	American Funds - Growth Subaccount	American Funds - Growth-Income Subaccount	American Funds - International Subaccount
Accumulation units outstanding: Initial
M&E - 1.25% - Landmark	—	—	—	—

M&E - 1.25% - Landmark ML	—	—	—	—

M&E - 1.25% - Freedom	—	—	—	—

M&E - 1.30% - Landmark	26,361,262	14,631,282	10,364,613	12,009,212

M&E - 1.30% - Suntrust Landmark	—	—	—	—

M&E - 1.30% - Landmark Select	74,882	—	—	—

M&E - 1.30% - Huntington Landmark	888,058	287,051	409,495	133,756

M&E - 1.30% - Landmark ML	1,638,609	541,518	174,700	431,102

M&E - 1.30% - MEMBERS Landmark	5,472,190	3,021,997	662,684	—

M&E - 1.40% - Landmark	—	—	—	—

M&E - 1.40% - Landmark ML	—	—	—	—

M&E - 1.40% - Freedom	—	—	—	—

M&E - 1.50% - Landmark	6,369,557	5,502,055	3,240,563	4,196,512

M&E - 1.50% - Suntrust Landmark	—	—	—	—

M&E - 1.50% - Landmark Select	—	—	—	—

M&E - 1.50% - Huntington Landmark	517,249	113,510	59,149	53,778

M&E - 1.50% - Landmark ML	491,086	201,985	766,965	248,381

M&E - 1.50% - Freedom	—	—	—	—

M&E - 1.50% - MEMBERS Landmark	353,606	378,436	48,855	—

M&E - 1.55% - Landmark	—	—	—	—

M&E - 1.55% - Landmark ML	—	—	—	—

M&E - 1.65% - Freedom	—	—	—	—

M&E - 1.70% - Freedom	1,883,221	1,091,605	579,742	833,834

M&E - 1.70% - MEMBERS Freedom	400,854	122,754	189,168	—

M&E - 1.80% - Landmark	958,608	238,627	362,723	301,148

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	4,395	4,392	25,932	2,285

M&E - 1.80% - Landmark ML	72,316	75,423	34,688	32,868

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	American Funds - Bond Subaccount	American Funds - Growth Subaccount	American Funds - Growth-Income Subaccount	American Funds - International Subaccount
Accumulation units outstanding: Initial
M&E - 1.85% - Freedom	—	—	—	—

M&E - 1.90% - Freedom	251,799	117,696	52,162	43,714

M&E - 1.90% - MEMBERS Freedom	—	14,110	14,893	—

M&E - 1.95% - Landmark	512,561	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	311,630	46,852	18,384	19,754

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	4,025	—	—	—

M&E - 2.00% - Landmark ML	42,255	—	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	—	—	—	—

M&E - 2.20% - Freedom	222,291	92,288	—	—

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	American Funds - Bond Subaccount	American Funds - Growth Subaccount	American Funds - Growth-Income Subaccount	American Funds - International Subaccount
Accumulation unit value: Initial
M&E - 1.25% - Landmark	$—	$—	$—	$—

M&E - 1.25% - Landmark ML	$—	$—	$—	$—

M&E - 1.25% - Freedom	$—	$—	$—	$—

M&E - 1.30% - Landmark	$1.128027	$1.281122	$1.235904	$1.017205

M&E - 1.30% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.30% - Landmark Select	$1.128027	$1.281122	$1.235904	$1.017205

M&E - 1.30% - Huntington Landmark	$1.128027	$1.281122	$1.235904	$1.017205

M&E - 1.30% - Landmark ML	$1.128027	$1.281122	$1.235904	$1.017205

M&E - 1.30% - MEMBERS Landmark	$1.128027	$1.281122	$1.235904	$—

M&E - 1.40% - Landmark	$—	$—	$—	$—

M&E - 1.40% - Landmark ML	$—	$—	$—	$—

M&E - 1.40% - Freedom	$—	$—	$—	$—

M&E - 1.50% - Landmark	$1.121116	$1.273284	$1.228334	$1.010962

M&E - 1.50% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.50% - Landmark Select	$1.121116	$1.273284	$1.228334	$1.010962

M&E - 1.50% - Huntington Landmark	$1.121116	$1.273284	$1.228334	$1.010962

M&E - 1.50% - Landmark ML	$1.121116	$1.273284	$1.228334	$1.010962

M&E - 1.50% - Freedom	$—	$—	$—	$—

M&E - 1.50% - MEMBERS Landmark	$1.121116	$1.273284	$1.228334	$—

M&E - 1.55% - Landmark	$—	$—	$—	$—

M&E - 1.55% - Landmark ML	$—	$—	$—	$—

M&E - 1.65% - Freedom	$—	$—	$—	$—

M&E - 1.70% - Freedom	$1.114281	$1.265528	$1.220832	$1.004805

M&E - 1.70% - MEMBERS Freedom	$1.114281	$1.265528	$1.220832	$—

M&E - 1.80% - Landmark	$1.110897	$1.261635	$1.217099	$1.001726

M&E - 1.80% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.80% - Landmark Select	$1.110897	$1.261635	$1.217099	$1.001726

M&E - 1.80% - Huntington Landmark	$1.110897	$1.261635	$1.217099	$1.001726

M&E - 1.80% - Landmark ML	$1.110897	$1.261635	$1.217099	$1.001726

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	American Funds - Bond Subaccount	American Funds - Growth Subaccount	American Funds - Growth-Income Subaccount	American Funds - International Subaccount
Accumulation unit value: Initial
M&E - 1.85% - Freedom	$—	$—	$—	$—

M&E - 1.90% - Freedom	$1.107483	$1.257803	$1.213392	$0.998675

M&E - 1.90% - MEMBERS Freedom	$1.107483	$1.257803	$1.213392	$—

M&E - 1.95% - Landmark	$1.105809	$—	$—	$—

M&E - 1.95% - Landmark Select	$1.105809	$—	$—	$—

M&E - 1.95% - Huntington Landmark	$1.105809	$—	$—	$—

M&E - 1.95% - Landmark ML	$1.105809	$—	$—	$—

M&E - 2.00% - Landmark	$1.104093	$1.253982	$1.209692	$0.995631

M&E - 2.00% - Suntrust Landmark	$—	$—	$—	$—

M&E - 2.00% - Landmark Select	$1.104093	$1.253982	$1.209692	$0.995631

M&E - 2.00% - Huntington Landmark	$1.104093	$1.253982	$1.209692	$0.995631

M&E - 2.00% - Landmark ML	$1.104093	$1.253982	$1.209692	$0.995631

M&E - 2.05% - Landmark	$—	$—	$—	$—

M&E - 2.05% - Landmark ML	$—	$—	$—	$—

M&E - 2.15% - Freedom	$—	$—	$—	$—

M&E - 2.20% - Freedom	$1.097420	$1.246358	$1.202353	$0.989584

M&E - 2.30% - Landmark	$1.094065	$1.242561	$1.198698	$0.986570

M&E - 2.30% - Suntrust Landmark	$—	$—	$—	$—

M&E - 2.30% - Landmark Select	$1.094065	$1.242561	$1.198698	$0.986570

M&E - 2.30% - Huntington Landmark	$1.094065	$1.242561	$1.198698	$0.986570

M&E - 2.30% - Landmark ML	$1.094065	$1.242561	$1.198698	$0.986570

M&E - 2.35% - Freedom	$1.092401	$—	$—	$—

M&E - 2.45% - Landmark	$1.089096	$—	$—	$—

M&E - 2.45% - Landmark Select	$1.089096	$—	$—	$—

M&E - 2.45% - Huntington Landmark	$1.089096	$—	$—	$—

M&E - 2.45% - Landmark ML	$1.089096	$—	$—	$—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	American Funds - Bond Subaccount	American Funds - Growth Subaccount	American Funds - Growth-Income Subaccount	American Funds - International Subaccount
Accumulation units outstanding: Service
M&E - 1.25% - Landmark	—	—	—	—

M&E - 1.25% - Landmark ML	—	—	—	—

M&E - 1.25% - Freedom	—	—	—	—

M&E - 1.30% - Landmark	—	—	—	—

M&E - 1.30% - Suntrust Landmark	—	—	—	—

M&E - 1.30% - Landmark Select	—	—	—	—

M&E - 1.30% - Huntington Landmark	—	—	—	—

M&E - 1.30% - Landmark ML	—	—	—	—

M&E - 1.30% - MEMBERS Landmark	—	—	—	—

M&E - 1.40% - Landmark	—	—	—	—

M&E - 1.40% - Landmark ML	—	—	—	—

M&E - 1.40% - Freedom	—	—	—	—

M&E - 1.50% - Landmark	—	—	—	—

M&E - 1.50% - Suntrust Landmark	—	—	—	—

M&E - 1.50% - Landmark Select	—	—	—	—

M&E - 1.50% - Huntington Landmark	—	—	—	—

M&E - 1.50% - Landmark ML	—	—	—	—

M&E - 1.50% - Freedom	—	—	—	—

M&E - 1.50% - MEMBERS Landmark	—	—	—	—

M&E - 1.55% - Landmark	—	—	—	—

M&E - 1.55% - Landmark ML	—	—	—	—

M&E - 1.65% - Freedom	—	—	—	—

M&E - 1.70% - Freedom	—	—	—	—

M&E - 1.70% - MEMBERS Freedom	—	—	—	—

M&E - 1.80% - Landmark	—	—	—	—

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	—	—	—	—

M&E - 1.80% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	American Funds - Bond Subaccount	American Funds - Growth Subaccount	American Funds - Growth-Income Subaccount	American Funds - International Subaccount
Accumulation units outstanding: Service
M&E - 1.85% - Freedom	—	—	—	—

M&E - 1.90% - Freedom	—	—	—	—

M&E - 1.90% - MEMBERS Freedom	—	—	—	—

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	—	—	—	—

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	—	—

M&E - 2.00% - Landmark ML	—	—	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	—	—	—	—

M&E - 2.20% - Freedom	—	—	—	—

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	American Funds - Bond Subaccount	American Funds - Growth Subaccount	American Funds - Growth-Income Subaccount	American Funds - International Subaccount
Accumulation unit value: Service
M&E - 1.25% - Landmark	$—	$—	$—	$—

M&E - 1.25% - Landmark ML	$—	$—	$—	$—

M&E - 1.25% - Freedom	$—	$—	$—	$—

M&E - 1.30% - Landmark	$—	$—	$—	$—

M&E - 1.30% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.30% - Landmark Select	$—	$—	$—	$—

M&E - 1.30% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.30% - Landmark ML	$—	$—	$—	$—

M&E - 1.30% - MEMBERS Landmark	$—	$—	$—	$—

M&E - 1.40% - Landmark	$—	$—	$—	$—

M&E - 1.40% - Landmark ML	$—	$—	$—	$—

M&E - 1.40% - Freedom	$—	$—	$—	$—

M&E - 1.50% - Landmark	$—	$—	$—	$—

M&E - 1.50% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.50% - Landmark Select	$—	$—	$—	$—

M&E - 1.50% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.50% - Landmark ML	$—	$—	$—	$—

M&E - 1.50% - Freedom	$—	$—	$—	$—

M&E - 1.50% - MEMBERS Landmark	$—	$—	$—	$—

M&E - 1.55% - Landmark	$—	$—	$—	$—

M&E - 1.55% - Landmark ML	$—	$—	$—	$—

M&E - 1.65% - Freedom	$—	$—	$—	$—

M&E - 1.70% - Freedom	$—	$—	$—	$—

M&E - 1.70% - MEMBERS Freedom	$—	$—	$—	$—

M&E - 1.80% - Landmark	$—	$—	$—	$—

M&E - 1.80% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.80% - Landmark Select	$—	$—	$—	$—

M&E - 1.80% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.80% - Landmark ML	$—	$—	$—	$—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	American Funds - Bond Subaccount	American Funds - Growth Subaccount	American Funds - Growth-Income Subaccount	American Funds - International Subaccount
Accumulation unit value: Service
M&E - 1.85% - Freedom	$—	$—	$—	$—

M&E - 1.90% - Freedom	$—	$—	$—	$—

M&E - 1.90% - MEMBERS Freedom	$—	$—	$—	$—

M&E - 1.95% - Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark Select	$—	$—	$—	$—

M&E - 1.95% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark ML	$—	$—	$—	$—

M&E - 2.00% - Landmark	$—	$—	$—	$—

M&E - 2.00% - Suntrust Landmark	$—	$—	$—	$—

M&E - 2.00% - Landmark Select	$—	$—	$—	$—

M&E - 2.00% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.00% - Landmark ML	$—	$—	$—	$—

M&E - 2.05% - Landmark	$—	$—	$—	$—

M&E - 2.05% - Landmark ML	$—	$—	$—	$—

M&E - 2.15% - Freedom	$—	$—	$—	$—

M&E - 2.20% - Freedom	$—	$—	$—	$—

M&E - 2.30% - Landmark	$—	$—	$—	$—

M&E - 2.30% - Suntrust Landmark	$—	$—	$—	$—

M&E - 2.30% - Landmark Select	$—	$—	$—	$—

M&E - 2.30% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.30% - Landmark ML	$—	$—	$—	$—

M&E - 2.35% - Freedom	$—	$—	$—	$—

M&E - 2.45% - Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark Select	$—	$—	$—	$—

M&E - 2.45% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark ML	$—	$—	$—	$—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	GE Investments Total Return Subaccount	BlackRock Basic Value V.I. Subaccount	BlackRock High Yield V.I. Subaccount	BlackRock Global Allocation V.I. Subaccount
Assets
Investment in securities:
Number of shares - Initial	1,228,739.174	1,953,773.303	1,252,804.247	1,275,075.267

Cost	$19,969,238	$26,397,144	$8,486,436	$18,978,609

Number of shares - Service	—	—	—	—

Cost	$—	$—	$—	$—

Investments in mutual funds, Level 1 quoted prices at net asset value	$21,257,188	$25,008,298	$9,320,864	$20,528,712
Receivable for units sold	—	—	384	—

Total assets	21,257,188	25,008,298	9,321,248	20,528,712

Liabilities
Payable for units redeemed	28	1	—	3

Total net assets	$21,257,160	$25,008,297	$9,321,248	$20,528,709

Net Assets:
Deferred annuity contracts terminable by owners	$21,257,160	$25,008,297	$9,321,248	$20,528,709

Total net assets	$21,257,160	$25,008,297	$9,321,248	$20,528,709

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	GE Investments Total Return Subaccount	BlackRock Basic Value V.I. Subaccount	BlackRock High Yield V.I. Subaccount	BlackRock Global Allocation V.I. Subaccount
Accumulation units outstanding: Initial
M&E - 1.25% - Landmark	—	—	—	—

M&E - 1.25% - Landmark ML	—	1,154,833	323,554	514,764

M&E - 1.25% - Freedom	—	—	—	—

M&E - 1.30% - Landmark	11,073,068	—	—	—

M&E - 1.30% - Suntrust Landmark	—	—	—	—

M&E - 1.30% - Landmark Select	—	—	—	—

M&E - 1.30% - Huntington Landmark	172,688	—	—	—

M&E - 1.30% - Landmark ML	1,773,869	787,479	402,698	2,091,771

M&E - 1.30% - MEMBERS Landmark	166,422	—	—	—

M&E - 1.40% - Landmark	—	—	—	—

M&E - 1.40% - Landmark ML	—	3,001,816	1,283,867	2,298,752

M&E - 1.40% - Freedom	—	—	—	—

M&E - 1.50% - Landmark	2,488,410	—	—	—

M&E - 1.50% - Suntrust Landmark	—	—	—	—

M&E - 1.50% - Landmark Select	—	—	—	—

M&E - 1.50% - Huntington Landmark	20,280	—	—	—

M&E - 1.50% - Landmark ML	741,764	4,750,040	1,162,877	1,880,219

M&E - 1.50% - Freedom	—	—	—	—

M&E - 1.50% - MEMBERS Landmark	131,226	—	—	—

M&E - 1.55% - Landmark	—	—	—	—

M&E - 1.55% - Landmark ML	—	4,572,230	1,390,416	5,271,911

M&E - 1.65% - Freedom	—	—	—	—

M&E - 1.70% - Freedom	1,070,281	—	—	—

M&E - 1.70% - MEMBERS Freedom	—	—	—	—

M&E - 1.80% - Landmark	365,179	—	—	—

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	3,207	—	—	—

M&E - 1.80% - Landmark ML	104,777	—	3,939	—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	GE Investments Total Return Subaccount	BlackRock Basic Value V.I. Subaccount	BlackRock High Yield V.I. Subaccount	BlackRock Global Allocation V.I. Subaccount
Accumulation units outstanding: Initial
M&E - 1.85% - Freedom	—	—	—	—

M&E - 1.90% - Freedom	63,411	—	—	—

M&E - 1.90% - MEMBERS Freedom	55,087	—	—	—

M&E - 1.95% - Landmark	10,469	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	266,864	—	—	—

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	—	—

M&E - 2.00% - Landmark ML	80,703	—	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	—	—	—	—

M&E - 2.20% - Freedom	69,443	—	—	—

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	6,718	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	GE Investments Total Return Subaccount	BlackRock Basic Value V.I. Subaccount	BlackRock High Yield V.I. Subaccount	BlackRock Global Allocation V.I. Subaccount
Accumulation unit value: Initial
M&E - 1.25% - Landmark	$—	$—	$—	$—

M&E - 1.25% - Landmark ML	$—	$1.376640	$2.095794	$2.304786

M&E - 1.25% - Freedom	$—	$—	$—	$—

M&E - 1.30% - Landmark	$1.142177	$—	$—	$—

M&E - 1.30% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.30% - Landmark Select	$1.142177	$—	$—	$—

M&E - 1.30% - Huntington Landmark	$1.142177	$—	$—	$—

M&E - 1.30% - Landmark ML	$1.142177	$1.392250	$2.086122	$2.120581

M&E - 1.30% - MEMBERS Landmark	$1.142177	$—	$—	$—

M&E - 1.40% - Landmark	$—	$—	$—	$—

M&E - 1.40% - Landmark ML	$—	$2.137580	$2.053593	$1.435508

M&E - 1.40% - Freedom	$—	$—	$—	$—

M&E - 1.50% - Landmark	$1.135198	$—	$—	$—

M&E - 1.50% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.50% - Landmark Select	$1.135198	$—	$—	$—

M&E - 1.50% - Huntington Landmark	$1.135198	$—	$—	$—

M&E - 1.50% - Landmark ML	$1.135198	$1.337552	$2.036365	$2.239319

M&E - 1.50% - Freedom	$—	$—	$—	$—

M&E - 1.50% - MEMBERS Landmark	$1.135198	$—	$—	$—

M&E - 1.55% - Landmark	$—	$—	$—	$—

M&E - 1.55% - Landmark ML	$—	$2.089154	$2.007092	$1.402951

M&E - 1.65% - Freedom	$—	$—	$—	$—

M&E - 1.70% - Freedom	$1.128247	$—	$—	$—

M&E - 1.70% - MEMBERS Freedom	$1.128247	$—	$—	$—

M&E - 1.80% - Landmark	$1.124799	$—	$—	$—

M&E - 1.80% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.80% - Landmark Select	$1.124799	$—	$—	$—

M&E - 1.80% - Huntington Landmark	$1.124799	$—	$—	$—

M&E - 1.80% - Landmark ML	$1.124799	$1.320981	$1.979273	$2.011950

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	GE Investments Total Return Subaccount	BlackRock Basic Value V.I. Subaccount	BlackRock High Yield V.I. Subaccount	BlackRock Global Allocation V.I. Subaccount
Accumulation unit value: Initial
M&E - 1.85% - Freedom	$—	$—	$—	$—

M&E - 1.90% - Freedom	$1.121354	$—	$—	$—

M&E - 1.90% - MEMBERS Freedom	$1.121354	$—	$—	$—

M&E - 1.95% - Landmark	$1.119656	$—	$—	$—

M&E - 1.95% - Landmark Select	$1.119656	$—	$—	$—

M&E - 1.95% - Huntington Landmark	$1.119656	$—	$—	$—

M&E - 1.95% - Landmark ML	$1.119656	$—	$—	$—

M&E - 2.00% - Landmark	$1.117951	$—	$—	$—

M&E - 2.00% - Suntrust Landmark	$—	$—	$—	$—

M&E - 2.00% - Landmark Select	$1.117951	$—	$—	$—

M&E - 2.00% - Huntington Landmark	$1.117951	$—	$—	$—

M&E - 2.00% - Landmark ML	$1.117951	$1.600131	$1.830935	$2.429133

M&E - 2.05% - Landmark	$—	$—	$—	$—

M&E - 2.05% - Landmark ML	$—	$1.286786	$1.928126	$1.959985

M&E - 2.15% - Freedom	$—	$—	$—	$—

M&E - 2.20% - Freedom	$1.111150	$—	$—	$—

M&E - 2.30% - Landmark	$1.107778	$—	$—	$—

M&E - 2.30% - Suntrust Landmark	$—	$—	$—	$—

M&E - 2.30% - Landmark Select	$1.107778	$—	$—	$—

M&E - 2.30% - Huntington Landmark	$1.107778	$—	$—	$—

M&E - 2.30% - Landmark ML	$1.107778	$1.555283	$1.779585	$2.361100

M&E - 2.35% - Freedom	$1.106082	$—	$—	$—

M&E - 2.45% - Landmark	$1.102725	$—	$—	$—

M&E - 2.45% - Landmark Select	$1.102725	$—	$—	$—

M&E - 2.45% - Huntington Landmark	$1.102725	$—	$—	$—

M&E - 2.45% - Landmark ML	$1.102725	$—	$—	$—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	GE Investments Total Return Subaccount	BlackRock Basic Value V.I. Subaccount	BlackRock High Yield V.I. Subaccount	BlackRock Global Allocation V.I. Subaccount
Accumulation units outstanding: Service
M&E - 1.25% - Landmark	—	—	—	—

M&E - 1.25% - Landmark ML	—	—	—	—

M&E - 1.25% - Freedom	—	—	—	—

M&E - 1.30% - Landmark	—	—	—	—

M&E - 1.30% - Suntrust Landmark	—	—	—	—

M&E - 1.30% - Landmark Select	—	—	—	—

M&E - 1.30% - Huntington Landmark	—	—	—	—

M&E - 1.30% - Landmark ML	—	—	—	—

M&E - 1.30% - MEMBERS Landmark	—	—	—	—

M&E - 1.40% - Landmark	—	—	—	—

M&E - 1.40% - Landmark ML	—	—	—	—

M&E - 1.40% - Freedom	—	—	—	—

M&E - 1.50% - Landmark	—	—	—	—

M&E - 1.50% - Suntrust Landmark	—	—	—	—

M&E - 1.50% - Landmark Select	—	—	—	—

M&E - 1.50% - Huntington Landmark	—	—	—	—

M&E - 1.50% - Landmark ML	—	—	—	—

M&E - 1.50% - Freedom	—	—	—	—

M&E - 1.50% - MEMBERS Landmark	—	—	—	—

M&E - 1.55% - Landmark	—	—	—	—

M&E - 1.55% - Landmark ML	—	—	—	—

M&E - 1.65% - Freedom	—	—	—	—

M&E - 1.70% - Freedom	—	—	—	—

M&E - 1.70% - MEMBERS Freedom	—	—	—	—

M&E - 1.80% - Landmark	—	—	—	—

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	—	—	—	—

M&E - 1.80% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	GE Investments Total Return Subaccount	BlackRock Basic Value V.I. Subaccount	BlackRock High Yield V.I. Subaccount	BlackRock Global Allocation V.I. Subaccount
Accumulation units outstanding: Service
M&E - 1.85% - Freedom	—	—	—	—

M&E - 1.90% - Freedom	—	—	—	—

M&E - 1.90% - MEMBERS Freedom	—	—	—	—

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	—	—	—	—

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	—	—

M&E - 2.00% - Landmark ML	—	—	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	—	—	—	—

M&E - 2.20% - Freedom	—	—	—	—

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	GE Investments Total Return Subaccount	BlackRock Basic Value V.I. Subaccount	BlackRock High Yield V.I. Subaccount	BlackRock Global Allocation V.I. Subaccount
Accumulation unit value: Service
M&E - 1.25% - Landmark	$—	$—	$—	$—

M&E - 1.25% - Landmark ML	$—	$—	$—	$—

M&E - 1.25% - Freedom	$—	$—	$—	$—

M&E - 1.30% - Landmark	$—	$—	$—	$—

M&E - 1.30% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.30% - Landmark Select	$—	$—	$—	$—

M&E - 1.30% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.30% - Landmark ML	$—	$—	$—	$—

M&E - 1.30% - MEMBERS Landmark	$—	$—	$—	$—

M&E - 1.40% - Landmark	$—	$—	$—	$—

M&E - 1.40% - Landmark ML	$—	$—	$—	$—

M&E - 1.40% - Freedom	$—	$—	$—	$—

M&E - 1.50% - Landmark	$—	$—	$—	$—

M&E - 1.50% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.50% - Landmark Select	$—	$—	$—	$—

M&E - 1.50% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.50% - Landmark ML	$—	$—	$—	$—

M&E - 1.50% - Freedom	$—	$—	$—	$—

M&E - 1.50% - MEMBERS Landmark	$—	$—	$—	$—

M&E - 1.55% - Landmark	$—	$—	$—	$—

M&E - 1.55% - Landmark ML	$—	$—	$—	$—

M&E - 1.65% - Freedom	$—	$—	$—	$—

M&E - 1.70% - Freedom	$—	$—	$—	$—

M&E - 1.70% - MEMBERS Freedom	$—	$—	$—	$—

M&E - 1.80% - Landmark	$—	$—	$—	$—

M&E - 1.80% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.80% - Landmark Select	$—	$—	$—	$—

M&E - 1.80% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.80% - Landmark ML	$—	$—	$—	$—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	GE Investments Total Return Subaccount	BlackRock Basic Value V.I. Subaccount	BlackRock High Yield V.I. Subaccount	BlackRock Global Allocation V.I. Subaccount
Accumulation unit value: Service
M&E - 1.85% - Freedom	$—	$—	$—	$—

M&E - 1.90% - Freedom	$—	$—	$—	$—

M&E - 1.90% - MEMBERS Freedom	$—	$—	$—	$—

M&E - 1.95% - Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark Select	$—	$—	$—	$—

M&E - 1.95% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark ML	$—	$—	$—	$—

M&E - 2.00% - Landmark	$—	$—	$—	$—

M&E - 2.00% - Suntrust Landmark	$—	$—	$—	$—

M&E - 2.00% - Landmark Select	$—	$—	$—	$—

M&E - 2.00% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.00% - Landmark ML	$—	$—	$—	$—

M&E - 2.05% - Landmark	$—	$—	$—	$—

M&E - 2.05% - Landmark ML	$—	$—	$—	$—

M&E - 2.15% - Freedom	$—	$—	$—	$—

M&E - 2.20% - Freedom	$—	$—	$—	$—

M&E - 2.30% - Landmark	$—	$—	$—	$—

M&E - 2.30% - Suntrust Landmark	$—	$—	$—	$—

M&E - 2.30% - Landmark Select	$—	$—	$—	$—

M&E - 2.30% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.30% - Landmark ML	$—	$—	$—	$—

M&E - 2.35% - Freedom	$—	$—	$—	$—

M&E - 2.45% - Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark Select	$—	$—	$—	$—

M&E - 2.45% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark ML	$—	$—	$—	$—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	Huntington VA Dividend Capture Subaccount	Huntington VA Growth Subaccount	Huntington VA Income Equity Subaccount	Huntington VA International Equity Subaccount
Assets
Investment in securities:
Number of shares - Initial	279,584.148	62,486.180	19,902.877	195,202.523

Cost	$2,943,791	$479,510	$178,528	$2,652,067

Number of shares - Service	—	—	—	—

Cost	$—	$—	$—	$—

Investments in mutual funds, Level 1 quoted prices at net asset value	$3,013,917	$519,885	$191,068	$2,777,732
Receivable for units sold	1	3	9	—

Total assets	3,013,918	519,888	191,077	2,777,732

Liabilities
Payable for units redeemed	—	—	—	22

Total net assets	$3,013,918	$519,888	$191,077	$2,777,710

Net Assets:
Deferred annuity contracts terminable by owners	$3,013,918	$519,888	$191,077	$2,777,710

Total net assets	$3,013,918	$519,888	$191,077	$2,777,710

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	Huntington VA Dividend Capture Subaccount	Huntington VA Growth Subaccount	Huntington VA Income Equity Subaccount	Huntington VA International Equity Subaccount
Accumulation units outstanding: Initial
M&E - 1.25% - Landmark	—	—	—	—

M&E - 1.25% - Landmark ML	—	—	—	—

M&E - 1.25% - Freedom	—	—	—	—

M&E - 1.30% - Landmark	—	—	—	—

M&E - 1.30% - Suntrust Landmark	—	—	—	—

M&E - 1.30% - Landmark Select	—	—	—	—

M&E - 1.30% - Huntington Landmark	2,143,818	400,254	179,428	2,364,758

M&E - 1.30% - Landmark ML	—	—	—	—

M&E - 1.30% - MEMBERS Landmark	—	—	—	—

M&E - 1.40% - Landmark	—	—	—	—

M&E - 1.40% - Landmark ML	—	—	—	—

M&E - 1.40% - Freedom	—	—	—	—

M&E - 1.50% - Landmark	—	—	—	—

M&E - 1.50% - Suntrust Landmark	—	—	—	—

M&E - 1.50% - Landmark Select	—	—	—	—

M&E - 1.50% - Huntington Landmark	539,431	199,825	28,840	644,969

M&E - 1.50% - Landmark ML	—	—	—	—

M&E - 1.50% - Freedom	—	—	—	—

M&E - 1.50% - MEMBERS Landmark	—	—	—	—

M&E - 1.55% - Landmark	—	—	—	—

M&E - 1.55% - Landmark ML	—	—	—	—

M&E - 1.65% - Freedom	—	—	—	—

M&E - 1.70% - Freedom	—	—	—	—

M&E - 1.70% - MEMBERS Freedom	—	—	—	—

M&E - 1.80% - Landmark	—	—	—	—

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	68,561	4,987	—	143,799

M&E - 1.80% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	Huntington VA Dividend Capture Subaccount	Huntington VA Growth Subaccount	Huntington VA Income Equity Subaccount	Huntington VA International Equity Subaccount
Accumulation units outstanding: Initial
M&E - 1.85% - Freedom	—	—	—	—

M&E - 1.90% - Freedom	—	—	—	—

M&E - 1.90% - MEMBERS Freedom	—	—	—	—

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	—	—	—	—

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	—	3,079

M&E - 2.00% - Landmark ML	—	—	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	—	—	—	—

M&E - 2.20% - Freedom	—	—	—	—

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	Huntington VA Dividend Capture Subaccount	Huntington VA Growth Subaccount	Huntington VA Income Equity Subaccount	Huntington VA International Equity Subaccount
Accumulation unit value: Initial
M&E - 1.25% - Landmark	$—	$—	$—	$—

M&E - 1.25% - Landmark ML	$—	$—	$—	$—

M&E - 1.25% - Freedom	$—	$—	$—	$—

M&E - 1.30% - Landmark	$—	$—	$—	$—

M&E - 1.30% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.30% - Landmark Select	$—	$—	$—	$—

M&E - 1.30% - Huntington Landmark	$1.098200	$0.862378	$0.918786	$0.882917

M&E - 1.30% - Landmark ML	$—	$—	$—	$—

M&E - 1.30% - MEMBERS Landmark	$—	$—	$—	$—

M&E - 1.40% - Landmark	$—	$—	$—	$—

M&E - 1.40% - Landmark ML	$—	$—	$—	$—

M&E - 1.40% - Freedom	$—	$—	$—	$—

M&E - 1.50% - Landmark	$—	$—	$—	$—

M&E - 1.50% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.50% - Landmark Select	$—	$—	$—	$—

M&E - 1.50% - Huntington Landmark	$1.086750	$0.853387	$0.909208	$0.873720

M&E - 1.50% - Landmark ML	$—	$—	$—	$—

M&E - 1.50% - Freedom	$—	$—	$—	$—

M&E - 1.50% - MEMBERS Landmark	$—	$—	$—	$—

M&E - 1.55% - Landmark	$—	$—	$—	$—

M&E - 1.55% - Landmark ML	$—	$—	$—	$—

M&E - 1.65% - Freedom	$—	$—	$—	$—

M&E - 1.70% - Freedom	$—	$—	$—	$—

M&E - 1.70% - MEMBERS Freedom	$—	$—	$—	$—

M&E - 1.80% - Landmark	$—	$—	$—	$—

M&E - 1.80% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.80% - Landmark Select	$—	$—	$—	$—

M&E - 1.80% - Huntington Landmark	$1.069849	$0.840095	$0.895069	$0.860100

M&E - 1.80% - Landmark ML	$—	$—	$—	$—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	Huntington VA Dividend Capture Subaccount	Huntington VA Growth Subaccount	Huntington VA Income Equity Subaccount	Huntington VA International Equity Subaccount
Accumulation unit value: Initial
M&E - 1.85% - Freedom	$—	$—	$—	$—

M&E - 1.90% - Freedom	$—	$—	$—	$—

M&E - 1.90% - MEMBERS Freedom	$—	$—	$—	$—

M&E - 1.95% - Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark Select	$—	$—	$—	$—

M&E - 1.95% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark ML	$—	$—	$—	$—

M&E - 2.00% - Landmark	$—	$—	$—	$—

M&E - 2.00% - Suntrust Landmark	$—	$—	$—	$—

M&E - 2.00% - Landmark Select	$—	$—	$—	$—

M&E - 2.00% - Huntington Landmark	$1.058752	$0.831378	$0.885762	$0.851191

M&E - 2.00% - Landmark ML	$—	$—	$—	$—

M&E - 2.05% - Landmark	$—	$—	$—	$—

M&E - 2.05% - Landmark ML	$—	$—	$—	$—

M&E - 2.15% - Freedom	$—	$—	$—	$—

M&E - 2.20% - Freedom	$—	$—	$—	$—

M&E - 2.30% - Landmark	$—	$—	$—	$—

M&E - 2.30% - Suntrust Landmark	$—	$—	$—	$—

M&E - 2.30% - Landmark Select	$—	$—	$—	$—

M&E - 2.30% - Huntington Landmark	$1.042331	$0.818491	$0.872032	$0.837982

M&E - 2.30% - Landmark ML	$—	$—	$—	$—

M&E - 2.35% - Freedom	$—	$—	$—	$—

M&E - 2.45% - Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark Select	$—	$—	$—	$—

M&E - 2.45% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark ML	$—	$—	$—	$—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	Huntington VA Dividend Capture Subaccount	Huntington VA Growth Subaccount	Huntington VA Income Equity Subaccount	Huntington VA International Equity Subaccount
Accumulation units outstanding: Service
M&E - 1.25% - Landmark	—	—	—	—

M&E - 1.25% - Landmark ML	—	—	—	—

M&E - 1.25% - Freedom	—	—	—	—

M&E - 1.30% - Landmark	—	—	—	—

M&E - 1.30% - Suntrust Landmark	—	—	—	—

M&E - 1.30% - Landmark Select	—	—	—	—

M&E - 1.30% - Huntington Landmark	—	—	—	—

M&E - 1.30% - Landmark ML	—	—	—	—

M&E - 1.30% - MEMBERS Landmark	—	—	—	—

M&E - 1.40% - Landmark	—	—	—	—

M&E - 1.40% - Landmark ML	—	—	—	—

M&E - 1.40% - Freedom	—	—	—	—

M&E - 1.50% - Landmark	—	—	—	—

M&E - 1.50% - Suntrust Landmark	—	—	—	—

M&E - 1.50% - Landmark Select	—	—	—	—

M&E - 1.50% - Huntington Landmark	—	—	—	—

M&E - 1.50% - Landmark ML	—	—	—	—

M&E - 1.50% - Freedom	—	—	—	—

M&E - 1.50% - MEMBERS Landmark	—	—	—	—

M&E - 1.55% - Landmark	—	—	—	—

M&E - 1.55% - Landmark ML	—	—	—	—

M&E - 1.65% - Freedom	—	—	—	—

M&E - 1.70% - Freedom	—	—	—	—

M&E - 1.70% - MEMBERS Freedom	—	—	—	—

M&E - 1.80% - Landmark	—	—	—	—

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	—	—	—	—

M&E - 1.80% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	Huntington VA Dividend Capture Subaccount	Huntington VA Growth Subaccount	Huntington VA Income Equity Subaccount	Huntington VA International Equity Subaccount
Accumulation units outstanding: Service
M&E - 1.85% - Freedom	—	—	—	—

M&E - 1.90% - Freedom	—	—	—	—

M&E - 1.90% - MEMBERS Freedom	—	—	—	—

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	—	—	—	—

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	—	—

M&E - 2.00% - Landmark ML	—	—	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	—	—	—	—

M&E - 2.20% - Freedom	—	—	—	—

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	Huntington VA Dividend Capture Subaccount	Huntington VA Growth Subaccount	Huntington VA Income Equity Subaccount	Huntington VA International Equity Subaccount
Accumulation unit value: Service
M&E - 1.25% - Landmark	$—	$—	$—	$—

M&E - 1.25% - Landmark ML	$—	$—	$—	$—

M&E - 1.25% - Freedom	$—	$—	$—	$—

M&E - 1.30% - Landmark	$—	$—	$—	$—

M&E - 1.30% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.30% - Landmark Select	$—	$—	$—	$—

M&E - 1.30% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.30% - Landmark ML	$—	$—	$—	$—

M&E - 1.30% - MEMBERS Landmark	$—	$—	$—	$—

M&E - 1.40% - Landmark	$—	$—	$—	$—

M&E - 1.40% - Landmark ML	$—	$—	$—	$—

M&E - 1.40% - Freedom	$—	$—	$—	$—

M&E - 1.50% - Landmark	$—	$—	$—	$—

M&E - 1.50% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.50% - Landmark Select	$—	$—	$—	$—

M&E - 1.50% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.50% - Landmark ML	$—	$—	$—	$—

M&E - 1.50% - Freedom	$—	$—	$—	$—

M&E - 1.50% - MEMBERS Landmark	$—	$—	$—	$—

M&E - 1.55% - Landmark	$—	$—	$—	$—

M&E - 1.55% - Landmark ML	$—	$—	$—	$—

M&E - 1.65% - Freedom	$—	$—	$—	$—

M&E - 1.70% - Freedom	$—	$—	$—	$—

M&E - 1.70% - MEMBERS Freedom	$—	$—	$—	$—

M&E - 1.80% - Landmark	$—	$—	$—	$—

M&E - 1.80% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.80% - Landmark Select	$—	$—	$—	$—

M&E - 1.80% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.80% - Landmark ML	$—	$—	$—	$—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	Huntington VA Dividend Capture Subaccount	Huntington VA Growth Subaccount	Huntington VA Income Equity Subaccount	Huntington VA International Equity Subaccount
Accumulation unit value: Service
M&E - 1.85% - Freedom	$—	$—	$—	$—

M&E - 1.90% - Freedom	$—	$—	$—	$—

M&E - 1.90% - MEMBERS Freedom	$—	$—	$—	$—

M&E - 1.95% - Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark Select	$—	$—	$—	$—

M&E - 1.95% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark ML	$—	$—	$—	$—

M&E - 2.00% - Landmark	$—	$—	$—	$—

M&E - 2.00% - Suntrust Landmark	$—	$—	$—	$—

M&E - 2.00% - Landmark Select	$—	$—	$—	$—

M&E - 2.00% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.00% - Landmark ML	$—	$—	$—	$—

M&E - 2.05% - Landmark	$—	$—	$—	$—

M&E - 2.05% - Landmark ML	$—	$—	$—	$—

M&E - 2.15% - Freedom	$—	$—	$—	$—

M&E - 2.20% - Freedom	$—	$—	$—	$—

M&E - 2.30% - Landmark	$—	$—	$—	$—

M&E - 2.30% - Suntrust Landmark	$—	$—	$—	$—

M&E - 2.30% - Landmark Select	$—	$—	$—	$—

M&E - 2.30% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.30% - Landmark ML	$—	$—	$—	$—

M&E - 2.35% - Freedom	$—	$—	$—	$—

M&E - 2.45% - Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark Select	$—	$—	$—	$—

M&E - 2.45% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark ML	$—	$—	$—	$—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	Huntington VA Macro 100 Subaccount	Huntington VA Mid Corp America Subaccount	Huntington VA Mortgage Securities Subaccount	Huntington VA Real Strategies Subaccount
Assets
Investment in securities:
Number of shares - Initial	23,270.208	57,715.077	114,645.171	140,104.116

Cost	$210,664	$1,017,218	$1,352,533	$1,219,427

Number of shares - Service	—	—	—	—

Cost	$—	$—	$—	$—

Investments in mutual funds, Level 1 quoted prices at net asset value	$226,186	$1,067,729	$1,371,156	$1,218,906
Receivable for units sold	1	—	—	—

Total assets	226,187	1,067,729	1,371,156	1,218,906

Liabilities
Payable for units redeemed	—	26	1	3

Total net assets	$226,187	$1,067,703	$1,371,155	$1,218,903

Net Assets:
Deferred annuity contracts terminable by owners	$226,187	$1,067,703	$1,371,155	$1,218,903

Total net assets	$226,187	$1,067,703	$1,371,155	$1,218,903

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	Huntington VA Macro 100 Subaccount	Huntington VA Mid Corp America Subaccount	Huntington VA Mortgage Securities Subaccount	Huntington VA Real Strategies Subaccount
Accumulation units outstanding: Initial
M&E - 1.25% - Landmark	—	—	—	—

M&E - 1.25% - Landmark ML	—	—	—	—

M&E - 1.25% - Freedom	—	—	—	—

M&E - 1.30% - Landmark	—	—	—	—

M&E - 1.30% - Suntrust Landmark	—	—	—	—

M&E - 1.30% - Landmark Select	—	—	—	—

M&E - 1.30% - Huntington Landmark	171,290	561,531	912,320	931,632

M&E - 1.30% - Landmark ML	—	—	—	—

M&E - 1.30% - MEMBERS Landmark	—	—	—	—

M&E - 1.40% - Landmark	—	—	—	—

M&E - 1.40% - Landmark ML	—	—	—	—

M&E - 1.40% - Freedom	—	—	—	—

M&E - 1.50% - Landmark	—	—	—	—

M&E - 1.50% - Suntrust Landmark	—	—	—	—

M&E - 1.50% - Landmark Select	—	—	—	—

M&E - 1.50% - Huntington Landmark	81,828	432,085	199,047	441,406

M&E - 1.50% - Landmark ML	—	—	—	—

M&E - 1.50% - Freedom	—	—	—	—

M&E - 1.50% - MEMBERS Landmark	—	—	—	—

M&E - 1.55% - Landmark	—	—	—	—

M&E - 1.55% - Landmark ML	—	—	—	—

M&E - 1.65% - Freedom	—	—	—	—

M&E - 1.70% - Freedom	—	—	—	—

M&E - 1.70% - MEMBERS Freedom	—	—	—	—

M&E - 1.80% - Landmark	—	—	—	—

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	—	4,391	69,878	50,664

M&E - 1.80% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	Huntington VA Macro 100 Subaccount	Huntington VA Mid Corp America Subaccount	Huntington VA Mortgage Securities Subaccount	Huntington VA Real Strategies Subaccount
Accumulation units outstanding: Initial
M&E - 1.85% - Freedom	—	—	—	—

M&E - 1.90% - Freedom	—	—	—	—

M&E - 1.90% - MEMBERS Freedom	—	—	—	—

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	—	—	—	—

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	—	5,376

M&E - 2.00% - Landmark ML	—	—	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	—	—	—	—

M&E - 2.20% - Freedom	—	—	—	—

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	Huntington VA Macro 100 Subaccount	Huntington VA Mid Corp America Subaccount	Huntington VA Mortgage Securities Subaccount	Huntington VA Real Strategies Subaccount
Accumulation unit value: Initial
M&E - 1.25% - Landmark	$—	$—	$—	$—

M&E - 1.25% - Landmark ML	$—	$—	$—	$—

M&E - 1.25% - Freedom	$—	$—	$—	$—

M&E - 1.30% - Landmark	$—	$—	$—	$—

M&E - 1.30% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.30% - Landmark Select	$—	$—	$—	$—

M&E - 1.30% - Huntington Landmark	$0.896626	$1.074817	$1.164588	$0.856591

M&E - 1.30% - Landmark ML	$—	$—	$—	$—

M&E - 1.30% - MEMBERS Landmark	$—	$—	$—	$—

M&E - 1.40% - Landmark	$—	$—	$—	$—

M&E - 1.40% - Landmark ML	$—	$—	$—	$—

M&E - 1.40% - Freedom	$—	$—	$—	$—

M&E - 1.50% - Landmark	$—	$—	$—	$—

M&E - 1.50% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.50% - Landmark Select	$—	$—	$—	$—

M&E - 1.50% - Huntington Landmark	$0.887273	$1.063591	$1.152487	$0.847654

M&E - 1.50% - Landmark ML	$—	$—	$—	$—

M&E - 1.50% - Freedom	$—	$—	$—	$—

M&E - 1.50% - MEMBERS Landmark	$—	$—	$—	$—

M&E - 1.55% - Landmark	$—	$—	$—	$—

M&E - 1.55% - Landmark ML	$—	$—	$—	$—

M&E - 1.65% - Freedom	$—	$—	$—	$—

M&E - 1.70% - Freedom	$—	$—	$—	$—

M&E - 1.70% - MEMBERS Freedom	$—	$—	$—	$—

M&E - 1.80% - Landmark	$—	$—	$—	$—

M&E - 1.80% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.80% - Landmark Select	$—	$—	$—	$—

M&E - 1.80% - Huntington Landmark	$0.873454	$1.047054	$1.134533	$0.834455

M&E - 1.80% - Landmark ML	$—	$—	$—	$—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	Huntington VA Macro 100 Subaccount	Huntington VA Mid Corp America Subaccount	Huntington VA Mortgage Securities Subaccount	Huntington VA Real Strategies Subaccount
Accumulation unit value: Initial
M&E - 1.85% - Freedom	$—	$—	$—	$—

M&E - 1.90% - Freedom	$—	$—	$—	$—

M&E - 1.90% - MEMBERS Freedom	$—	$—	$—	$—

M&E - 1.95% - Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark Select	$—	$—	$—	$—

M&E - 1.95% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark ML	$—	$—	$—	$—

M&E - 2.00% - Landmark	$—	$—	$—	$—

M&E - 2.00% - Suntrust Landmark	$—	$—	$—	$—

M&E - 2.00% - Landmark Select	$—	$—	$—	$—

M&E - 2.00% - Huntington Landmark	$0.864378	$1.036186	$1.122756	$0.825819

M&E - 2.00% - Landmark ML	$—	$—	$—	$—

M&E - 2.05% - Landmark	$—	$—	$—	$—

M&E - 2.05% - Landmark ML	$—	$—	$—	$—

M&E - 2.15% - Freedom	$—	$—	$—	$—

M&E - 2.20% - Freedom	$—	$—	$—	$—

M&E - 2.30% - Landmark	$—	$—	$—	$—

M&E - 2.30% - Suntrust Landmark	$—	$—	$—	$—

M&E - 2.30% - Landmark Select	$—	$—	$—	$—

M&E - 2.30% - Huntington Landmark	$0.850998	$1.020108	$1.105377	$0.812986

M&E - 2.30% - Landmark ML	$—	$—	$—	$—

M&E - 2.35% - Freedom	$—	$—	$—	$—

M&E - 2.45% - Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark Select	$—	$—	$—	$—

M&E - 2.45% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark ML	$—	$—	$—	$—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	Huntington VA Macro 100 Subaccount	Huntington VA Mid Corp America Subaccount	Huntington VA Mortgage Securities Subaccount	Huntington VA Real Strategies Subaccount
Accumulation units outstanding: Service
M&E - 1.25% - Landmark	—	—	—	—

M&E - 1.25% - Landmark ML	—	—	—	—

M&E - 1.25% - Freedom	—	—	—	—

M&E - 1.30% - Landmark	—	—	—	—

M&E - 1.30% - Suntrust Landmark	—	—	—	—

M&E - 1.30% - Landmark Select	—	—	—	—

M&E - 1.30% - Huntington Landmark	—	—	—	—

M&E - 1.30% - Landmark ML	—	—	—	—

M&E - 1.30% - MEMBERS Landmark	—	—	—	—

M&E - 1.40% - Landmark	—	—	—	—

M&E - 1.40% - Landmark ML	—	—	—	—

M&E - 1.40% - Freedom	—	—	—	—

M&E - 1.50% - Landmark	—	—	—	—

M&E - 1.50% - Suntrust Landmark	—	—	—	—

M&E - 1.50% - Landmark Select	—	—	—	—

M&E - 1.50% - Huntington Landmark	—	—	—	—

M&E - 1.50% - Landmark ML	—	—	—	—

M&E - 1.50% - Freedom	—	—	—	—

M&E - 1.50% - MEMBERS Landmark	—	—	—	—

M&E - 1.55% - Landmark	—	—	—	—

M&E - 1.55% - Landmark ML	—	—	—	—

M&E - 1.65% - Freedom	—	—	—	—

M&E - 1.70% - Freedom	—	—	—	—

M&E - 1.70% - MEMBERS Freedom	—	—	—	—

M&E - 1.80% - Landmark	—	—	—	—

M&E - 1.80% - Suntrust Landmark	—	—	—	—

M&E - 1.80% - Landmark Select	—	—	—	—

M&E - 1.80% - Huntington Landmark	—	—	—	—

M&E - 1.80% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	Huntington VA Macro 100 Subaccount	Huntington VA Mid Corp America Subaccount	Huntington VA Mortgage Securities Subaccount	Huntington VA Real Strategies Subaccount
Accumulation units outstanding: Service
M&E - 1.85% - Freedom	—	—	—	—

M&E - 1.90% - Freedom	—	—	—	—

M&E - 1.90% - MEMBERS Freedom	—	—	—	—

M&E - 1.95% - Landmark	—	—	—	—

M&E - 1.95% - Landmark Select	—	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—	—

M&E - 1.95% - Landmark ML	—	—	—	—

M&E - 2.00% - Landmark	—	—	—	—

M&E - 2.00% - Suntrust Landmark	—	—	—	—

M&E - 2.00% - Landmark Select	—	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	—	—

M&E - 2.00% - Landmark ML	—	—	—	—

M&E - 2.05% - Landmark	—	—	—	—

M&E - 2.05% - Landmark ML	—	—	—	—

M&E - 2.15% - Freedom	—	—	—	—

M&E - 2.20% - Freedom	—	—	—	—

M&E - 2.30% - Landmark	—	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—	—

M&E - 2.30% - Landmark Select	—	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—	—

M&E - 2.30% - Landmark ML	—	—	—	—

M&E - 2.35% - Freedom	—	—	—	—

M&E - 2.45% - Landmark	—	—	—	—

M&E - 2.45% - Landmark Select	—	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—	—

M&E - 2.45% - Landmark ML	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	Huntington VA Macro 100 Subaccount	Huntington VA Mid Corp America Subaccount	Huntington VA Mortgage Securities Subaccount	Huntington VA Real Strategies Subaccount
Accumulation unit value: Service
M&E - 1.25% - Landmark	$—	$—	$—	$—

M&E - 1.25% - Landmark ML	$—	$—	$—	$—

M&E - 1.25% - Freedom	$—	$—	$—	$—

M&E - 1.30% - Landmark	$—	$—	$—	$—

M&E - 1.30% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.30% - Landmark Select	$—	$—	$—	$—

M&E - 1.30% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.30% - Landmark ML	$—	$—	$—	$—

M&E - 1.30% - MEMBERS Landmark	$—	$—	$—	$—

M&E - 1.40% - Landmark	$—	$—	$—	$—

M&E - 1.40% - Landmark ML	$—	$—	$—	$—

M&E - 1.40% - Freedom	$—	$—	$—	$—

M&E - 1.50% - Landmark	$—	$—	$—	$—

M&E - 1.50% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.50% - Landmark Select	$—	$—	$—	$—

M&E - 1.50% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.50% - Landmark ML	$—	$—	$—	$—

M&E - 1.50% - Freedom	$—	$—	$—	$—

M&E - 1.50% - MEMBERS Landmark	$—	$—	$—	$—

M&E - 1.55% - Landmark	$—	$—	$—	$—

M&E - 1.55% - Landmark ML	$—	$—	$—	$—

M&E - 1.65% - Freedom	$—	$—	$—	$—

M&E - 1.70% - Freedom	$—	$—	$—	$—

M&E - 1.70% - MEMBERS Freedom	$—	$—	$—	$—

M&E - 1.80% - Landmark	$—	$—	$—	$—

M&E - 1.80% - Suntrust Landmark	$—	$—	$—	$—

M&E - 1.80% - Landmark Select	$—	$—	$—	$—

M&E - 1.80% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.80% - Landmark ML	$—	$—	$—	$—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	Huntington VA Macro 100 Subaccount	Huntington VA Mid Corp America Subaccount	Huntington VA Mortgage Securities Subaccount	Huntington VA Real Strategies Subaccount
Accumulation unit value: Service
M&E - 1.85% - Freedom	$—	$—	$—	$—

M&E - 1.90% - Freedom	$—	$—	$—	$—

M&E - 1.90% - MEMBERS Freedom	$—	$—	$—	$—

M&E - 1.95% - Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark Select	$—	$—	$—	$—

M&E - 1.95% - Huntington Landmark	$—	$—	$—	$—

M&E - 1.95% - Landmark ML	$—	$—	$—	$—

M&E - 2.00% - Landmark	$—	$—	$—	$—

M&E - 2.00% - Suntrust Landmark	$—	$—	$—	$—

M&E - 2.00% - Landmark Select	$—	$—	$—	$—

M&E - 2.00% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.00% - Landmark ML	$—	$—	$—	$—

M&E - 2.05% - Landmark	$—	$—	$—	$—

M&E - 2.05% - Landmark ML	$—	$—	$—	$—

M&E - 2.15% - Freedom	$—	$—	$—	$—

M&E - 2.20% - Freedom	$—	$—	$—	$—

M&E - 2.30% - Landmark	$—	$—	$—	$—

M&E - 2.30% - Suntrust Landmark	$—	$—	$—	$—

M&E - 2.30% - Landmark Select	$—	$—	$—	$—

M&E - 2.30% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.30% - Landmark ML	$—	$—	$—	$—

M&E - 2.35% - Freedom	$—	$—	$—	$—

M&E - 2.45% - Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark Select	$—	$—	$—	$—

M&E - 2.45% - Huntington Landmark	$—	$—	$—	$—

M&E - 2.45% - Landmark ML	$—	$—	$—	$—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	Huntington VA Rotating Markets Subaccount	Huntington VA Situs Subaccount	Huntington VA Balanced Subaccount
Assets
Investment in securities:
Number of shares - Initial	79,007.443	202,011.815	1,725,605.799

Cost	$901,283	$3,028,544	$22,104,873

Number of shares - Service	—	—	—

Cost	$—	$—	$—

Investments in mutual funds, Level 1 quoted prices at net asset value	$982,063	$3,678,635	$24,762,443
Receivable for units sold	3	—	425

Total assets	982,066	3,678,635	24,762,868

Liabilities
Payable for units redeemed	—	9	—

Total net assets	$982,066	$3,678,626	$24,762,868

Net Assets:
Deferred annuity contracts terminable by owners	$982,066	$3,678,626	$24,762,868

Total net assets	$982,066	$3,678,626	$24,762,868

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	Huntington VA Rotating Markets Subaccount	Huntington VA Situs Subaccount	Huntington VA Balanced Subaccount
Accumulation units outstanding: Initial
M&E - 1.25% - Landmark	—	—	—

M&E - 1.25% - Landmark ML	—	—	—

M&E - 1.25% - Freedom	—	—	—

M&E - 1.30% - Landmark	—	—	—

M&E - 1.30% - Suntrust Landmark	—	—	—

M&E - 1.30% - Landmark Select	—	—	—

M&E - 1.30% - Huntington Landmark	532,278	2,182,585	11,732,349

M&E - 1.30% - Landmark ML	—	—	—

M&E - 1.30% - MEMBERS Landmark	—	—	—

M&E - 1.40% - Landmark	—	—	—

M&E - 1.40% - Landmark ML	—	—	—

M&E - 1.40% - Freedom	—	—	—

M&E - 1.50% - Landmark	—	—	—

M&E - 1.50% - Suntrust Landmark	—	—	—

M&E - 1.50% - Landmark Select	—	—	—

M&E - 1.50% - Huntington Landmark	501,788	869,541	4,231,365

M&E - 1.50% - Landmark ML	—	—	—

M&E - 1.50% - Freedom	—	—	—

M&E - 1.50% - MEMBERS Landmark	—	—	—

M&E - 1.55% - Landmark	—	—	—

M&E - 1.55% - Landmark ML	—	—	—

M&E - 1.65% - Freedom	—	—	—

M&E - 1.70% - Freedom	—	—	—

M&E - 1.70% - MEMBERS Freedom	—	—	—

M&E - 1.80% - Landmark	—	—	—

M&E - 1.80% - Suntrust Landmark	—	—	—

M&E - 1.80% - Landmark Select	—	—	—

M&E - 1.80% - Huntington Landmark	17,225	123,103	1,413,178

M&E - 1.80% - Landmark ML	—	—	—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	Huntington VA Rotating Markets Subaccount	Huntington VA Situs Subaccount	Huntington VA Balanced Subaccount
Accumulation units outstanding: Initial
M&E - 1.85% - Freedom	—	—	—

M&E - 1.90% - Freedom	—	—	—

M&E - 1.90% - MEMBERS Freedom	—	—	—

M&E - 1.95% - Landmark	—	—	—

M&E - 1.95% - Landmark Select	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	3,018

M&E - 1.95% - Landmark ML	—	—	—

M&E - 2.00% - Landmark	—	—	—

M&E - 2.00% - Suntrust Landmark	—	—	—

M&E - 2.00% - Landmark Select	—	—	—

M&E - 2.00% - Huntington Landmark	13,927	3,427	249,911

M&E - 2.00% - Landmark ML	—	—	—

M&E - 2.05% - Landmark	—	—	—

M&E - 2.05% - Landmark ML	—	—	—

M&E - 2.15% - Freedom	—	—	—

M&E - 2.20% - Freedom	—	—	—

M&E - 2.30% - Landmark	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—

M&E - 2.30% - Landmark Select	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—

M&E - 2.30% - Landmark ML	—	—	—

M&E - 2.35% - Freedom	—	—	—

M&E - 2.45% - Landmark	—	—	—

M&E - 2.45% - Landmark Select	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	19,875

M&E - 2.45% - Landmark ML	—	—	—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	Huntington VA Rotating Markets Subaccount	Huntington VA Situs Subaccount	Huntington VA Balanced Subaccount
Accumulation unit value: Initial
M&E - 1.25% - Landmark	$—	$—	$—

M&E - 1.25% - Landmark ML	$—	$—	$—

M&E - 1.25% - Freedom	$—	$—	$—

M&E - 1.30% - Landmark	$—	$—	$—

M&E - 1.30% - Suntrust Landmark	$—	$—	$—

M&E - 1.30% - Landmark Select	$—	$—	$—

M&E - 1.30% - Huntington Landmark	$0.927301	$1.161803	$1.408683

M&E - 1.30% - Landmark ML	$—	$—	$—

M&E - 1.30% - MEMBERS Landmark	$—	$—	$—

M&E - 1.40% - Landmark	$—	$—	$—

M&E - 1.40% - Landmark ML	$—	$—	$—

M&E - 1.40% - Freedom	$—	$—	$—

M&E - 1.50% - Landmark	$—	$—	$—

M&E - 1.50% - Suntrust Landmark	$—	$—	$—

M&E - 1.50% - Landmark Select	$—	$—	$—

M&E - 1.50% - Huntington Landmark	$0.917665	$1.149714	$1.397223

M&E - 1.50% - Landmark ML	$—	$—	$—

M&E - 1.50% - Freedom	$—	$—	$—

M&E - 1.50% - MEMBERS Landmark	$—	$—	$—

M&E - 1.55% - Landmark	$—	$—	$—

M&E - 1.55% - Landmark ML	$—	$—	$—

M&E - 1.65% - Freedom	$—	$—	$—

M&E - 1.70% - Freedom	$—	$—	$—

M&E - 1.70% - MEMBERS Freedom	$—	$—	$—

M&E - 1.80% - Landmark	$—	$—	$—

M&E - 1.80% - Suntrust Landmark	$—	$—	$—

M&E - 1.80% - Landmark Select	$—	$—	$—

M&E - 1.80% - Huntington Landmark	$0.903361	$1.131818	$1.380253

M&E - 1.80% - Landmark ML	$—	$—	$—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	Huntington VA Rotating Markets Subaccount	Huntington VA Situs Subaccount	Huntington VA Balanced Subaccount
Accumulation unit value: Initial
M&E - 1.85% - Freedom	$—	$—	$—

M&E - 1.90% - Freedom	$—	$—	$—

M&E - 1.90% - MEMBERS Freedom	$—	$—	$—

M&E - 1.95% - Landmark	$—	$—	$—

M&E - 1.95% - Landmark Select	$—	$—	$—

M&E - 1.95% - Huntington Landmark	$—	$—	$1.371856

M&E - 1.95% - Landmark ML	$—	$—	$—

M&E - 2.00% - Landmark	$—	$—	$—

M&E - 2.00% - Suntrust Landmark	$—	$—	$—

M&E - 2.00% - Landmark Select	$—	$—	$—

M&E - 2.00% - Huntington Landmark	$0.893983	$1.120051	$1.369069

M&E - 2.00% - Landmark ML	$—	$—	$—

M&E - 2.05% - Landmark	$—	$—	$—

M&E - 2.05% - Landmark ML	$—	$—	$—

M&E - 2.15% - Freedom	$—	$—	$—

M&E - 2.20% - Freedom	$—	$—	$—

M&E - 2.30% - Landmark	$—	$—	$—

M&E - 2.30% - Suntrust Landmark	$—	$—	$—

M&E - 2.30% - Landmark Select	$—	$—	$—

M&E - 2.30% - Huntington Landmark	$0.880138	$1.102700	$1.352512

M&E - 2.30% - Landmark ML	$—	$—	$—

M&E - 2.35% - Freedom	$—	$—	$—

M&E - 2.45% - Landmark	$—	$—	$—

M&E - 2.45% - Landmark Select	$—	$—	$—

M&E - 2.45% - Huntington Landmark	$—	$—	$1.344332

M&E - 2.45% - Landmark ML	$—	$—	$—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	Huntington VA Rotating Markets Subaccount	Huntington VA Situs Subaccount	Huntington VA Balanced Subaccount
Accumulation units outstanding: Service
M&E - 1.25% - Landmark	—	—	—

M&E - 1.25% - Landmark ML	—	—	—

M&E - 1.25% - Freedom	—	—	—

M&E - 1.30% - Landmark	—	—	—

M&E - 1.30% - Suntrust Landmark	—	—	—

M&E - 1.30% - Landmark Select	—	—	—

M&E - 1.30% - Huntington Landmark	—	—	—

M&E - 1.30% - Landmark ML	—	—	—

M&E - 1.30% - MEMBERS Landmark	—	—	—

M&E - 1.40% - Landmark	—	—	—

M&E - 1.40% - Landmark ML	—	—	—

M&E - 1.40% - Freedom	—	—	—

M&E - 1.50% - Landmark	—	—	—

M&E - 1.50% - Suntrust Landmark	—	—	—

M&E - 1.50% - Landmark Select	—	—	—

M&E - 1.50% - Huntington Landmark	—	—	—

M&E - 1.50% - Landmark ML	—	—	—

M&E - 1.50% - Freedom	—	—	—

M&E - 1.50% - MEMBERS Landmark	—	—	—

M&E - 1.55% - Landmark	—	—	—

M&E - 1.55% - Landmark ML	—	—	—

M&E - 1.65% - Freedom	—	—	—

M&E - 1.70% - Freedom	—	—	—

M&E - 1.70% - MEMBERS Freedom	—	—	—

M&E - 1.80% - Landmark	—	—	—

M&E - 1.80% - Suntrust Landmark	—	—	—

M&E - 1.80% - Landmark Select	—	—	—

M&E - 1.80% - Huntington Landmark	—	—	—

M&E - 1.80% - Landmark ML	—	—	—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	Huntington VA Rotating Markets Subaccount	Huntington VA Situs Subaccount	Huntington VA Balanced Subaccount
Accumulation units outstanding: Service
M&E - 1.85% - Freedom	—	—	—

M&E - 1.90% - Freedom	—	—	—

M&E - 1.90% - MEMBERS Freedom	—	—	—

M&E - 1.95% - Landmark	—	—	—

M&E - 1.95% - Landmark Select	—	—	—

M&E - 1.95% - Huntington Landmark	—	—	—

M&E - 1.95% - Landmark ML	—	—	—

M&E - 2.00% - Landmark	—	—	—

M&E - 2.00% - Suntrust Landmark	—	—	—

M&E - 2.00% - Landmark Select	—	—	—

M&E - 2.00% - Huntington Landmark	—	—	—

M&E - 2.00% - Landmark ML	—	—	—

M&E - 2.05% - Landmark	—	—	—

M&E - 2.05% - Landmark ML	—	—	—

M&E - 2.15% - Freedom	—	—	—

M&E - 2.20% - Freedom	—	—	—

M&E - 2.30% - Landmark	—	—	—

M&E - 2.30% - Suntrust Landmark	—	—	—

M&E - 2.30% - Landmark Select	—	—	—

M&E - 2.30% - Huntington Landmark	—	—	—

M&E - 2.30% - Landmark ML	—	—	—

M&E - 2.35% - Freedom	—	—	—

M&E - 2.45% - Landmark	—	—	—

M&E - 2.45% - Landmark Select	—	—	—

M&E - 2.45% - Huntington Landmark	—	—	—

M&E - 2.45% - Landmark ML	—	—	—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	Huntington VA Rotating Markets Subaccount	Huntington VA Situs Subaccount	Huntington VA Balanced Subaccount
Accumulation unit value: Service
M&E - 1.25% - Landmark	$—	$—	$—

M&E - 1.25% - Landmark ML	$—	$—	$—

M&E - 1.25% - Freedom	$—	$—	$—

M&E - 1.30% - Landmark	$—	$—	$—

M&E - 1.30% - Suntrust Landmark	$—	$—	$—

M&E - 1.30% - Landmark Select	$—	$—	$—

M&E - 1.30% - Huntington Landmark	$—	$—	$—

M&E - 1.30% - Landmark ML	$—	$—	$—

M&E - 1.30% - MEMBERS Landmark	$—	$—	$—

M&E - 1.40% - Landmark	$—	$—	$—

M&E - 1.40% - Landmark ML	$—	$—	$—

M&E - 1.40% - Freedom	$—	$—	$—

M&E - 1.50% - Landmark	$—	$—	$—

M&E - 1.50% - Suntrust Landmark	$—	$—	$—

M&E - 1.50% - Landmark Select	$—	$—	$—

M&E - 1.50% - Huntington Landmark	$—	$—	$—

M&E - 1.50% - Landmark ML	$—	$—	$—

M&E - 1.50% - Freedom	$—	$—	$—

M&E - 1.50% - MEMBERS Landmark	$—	$—	$—

M&E - 1.55% - Landmark	$—	$—	$—

M&E - 1.55% - Landmark ML	$—	$—	$—

M&E - 1.65% - Freedom	$—	$—	$—

M&E - 1.70% - Freedom	$—	$—	$—

M&E - 1.70% - MEMBERS Freedom	$—	$—	$—

M&E - 1.80% - Landmark	$—	$—	$—

M&E - 1.80% - Suntrust Landmark	$—	$—	$—

M&E - 1.80% - Landmark Select	$—	$—	$—

M&E - 1.80% - Huntington Landmark	$—	$—	$—

M&E - 1.80% - Landmark ML	$—	$—	$—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2012

	Huntington VA Rotating Markets Subaccount	Huntington VA Situs Subaccount	Huntington VA Balanced Subaccount
Accumulation unit value: Service
M&E - 1.85% - Freedom	$—	$—	$—

M&E - 1.90% - Freedom	$—	$—	$—

M&E - 1.90% - MEMBERS Freedom	$—	$—	$—

M&E - 1.95% - Landmark	$—	$—	$—

M&E - 1.95% - Landmark Select	$—	$—	$—

M&E - 1.95% - Huntington Landmark	$—	$—	$—

M&E - 1.95% - Landmark ML	$—	$—	$—

M&E - 2.00% - Landmark	$—	$—	$—

M&E - 2.00% - Suntrust Landmark	$—	$—	$—

M&E - 2.00% - Landmark Select	$—	$—	$—

M&E - 2.00% - Huntington Landmark	$—	$—	$—

M&E - 2.00% - Landmark ML	$—	$—	$—

M&E - 2.05% - Landmark	$—	$—	$—

M&E - 2.05% - Landmark ML	$—	$—	$—

M&E - 2.15% - Freedom	$—	$—	$—

M&E - 2.20% - Freedom	$—	$—	$—

M&E - 2.30% - Landmark	$—	$—	$—

M&E - 2.30% - Suntrust Landmark	$—	$—	$—

M&E - 2.30% - Landmark Select	$—	$—	$—

M&E - 2.30% - Huntington Landmark	$—	$—	$—

M&E - 2.30% - Landmark ML	$—	$—	$—

M&E - 2.35% - Freedom	$—	$—	$—

M&E - 2.45% - Landmark	$—	$—	$—

M&E - 2.45% - Landmark Select	$—	$—	$—

M&E - 2.45% - Huntington Landmark	$—	$—	$—

M&E - 2.45% - Landmark ML	$—	$—	$—

See accompanying notes.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2011 and 2012, Except as Noted

	TA Asset Allocation - Growth	TA Asset Allocation - Conservative	TA Asset Allocation - Moderate	TA Asset Allocation - Moderate Growth
	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of January 1, 2011	$384,350,007	$663,216,570	$1,328,831,884	$1,848,961,931

Investment income:
Dividends	4,050,988	19,226,778	32,143,669	34,747,694
Investment expenses:
Mortality and expense risk and other charges	5,397,035	10,205,046	20,506,275	26,306,426

Net investment income (loss)	(1,346,047)	9,021,732	11,637,394	8,441,268
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	—
Realized gain (loss) on investments	(35,822,228)	6,710,988	(24,875,765)	(54,570,915)

Net realized capital gains (losses) on investments	(35,822,228)	6,710,988	(24,875,765)	(54,570,915)
Net change in unrealized appreciation (depreciation)	12,133,612	(9,994,624)	(5,289,073)	(17,954,477)

Net gain (loss) on investment	(23,688,616)	(3,283,636)	(30,164,838)	(72,525,392)
Increase (decrease) in net assets from operations	(25,034,663)	5,738,096	(18,527,444)	(64,084,124)

Increase (decrease) in net assets from contract transactions	(35,873,846)	65,674,128	216,555,387	(93,851,943)

Total increase (decrease) in net assets	(60,908,509)	71,412,224	198,027,943	(157,936,067)

Net Assets as of December 31, 2011	$323,441,498	$734,628,794	$1,526,859,827	$1,691,025,864

Investment income:
Dividends	4,190,477	22,732,717	43,381,040	41,366,224
Investment expenses:
Mortality and expense risk and other charges	4,957,560	10,840,696	23,996,798	25,630,906

Net investment income (loss)	(767,083)	11,892,021	19,384,242	15,735,318
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	—
Realized gain (loss) on investments	(24,417,520)	12,614,001	(18,457,179)	(42,899,947)

Net realized capital gains (losses) on investments	(24,417,520)	12,614,001	(18,457,179)	(42,899,947)
Net change in unrealized appreciation (depreciation)	59,622,913	17,270,838	119,984,314	176,014,017

Net gain (loss) on investment	35,205,393	29,884,839	101,527,135	133,114,070
Increase (decrease) in net assets from operations	34,438,310	41,776,860	120,911,377	148,849,388

Increase (decrease) in net assets from contract transactions	(29,455,964)	(344,890)	157,551,390	(64,438,978)

Total increase (decrease) in net assets	4,982,346	41,431,970	278,462,767	84,410,410

Net Assets as of December 31, 2012	$328,423,844	$776,060,764	$1,805,322,594	$1,775,436,274

See accompanying notes.

(1)	See footnote 1

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2011 and 2012, Except as Noted

	TA WMC Diversified Growth	TA MFS International Equity	TA Clarion Global Real Estate Securities	TA Systematic Small/Mid Cap Value
	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of January 1, 2011	$183,017,814	$72,045,895	$56,085,937	$167,789,740

Investment income:
Dividends	628,554	885,267	4,184,443	225,462
Investment expenses:
Mortality and expense risk and other charges	2,428,102	1,032,610	864,680	2,300,920

Net investment income (loss)	(1,799,548)	(147,343)	3,319,763	(2,075,458)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	—
Realized gain (loss) on investments	(3,207,023)	(4,588,140)	(7,674,738)	16,503,433

Net realized capital gains (losses) on investments	(3,207,023)	(4,588,140)	(7,674,738)	16,503,433
Net change in unrealized appreciation (depreciation)	(3,180,395)	(3,731,595)	(272,959)	(20,818,257)

Net gain (loss) on investment	(6,387,418)	(8,319,735)	(7,947,697)	(4,314,824)
Increase (decrease) in net assets from operations	(8,186,966)	(8,467,078)	(4,627,934)	(6,390,282)

Increase (decrease) in net assets from contract transactions	74,516,184	(95,050)	5,689,010	(13,016,981)

Total increase (decrease) in net assets	66,329,218	(8,562,128)	1,061,076	(19,407,263)

Net Assets as of December 31, 2011	$249,347,032	$63,483,767	$57,147,013	$148,382,477

Investment income:
Dividends	747,389	1,126,137	2,297,725	748,105
Investment expenses:
Mortality and expense risk and other charges	3,761,791	1,003,795	964,714	2,196,533

Net investment income (loss)	(3,014,402)	122,342	1,333,011	(1,448,428)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	39,138,344
Realized gain (loss) on investments	(1,830,547)	(2,937,423)	(5,903,536)	12,327,083

Net realized capital gains (losses) on investments	(1,830,547)	(2,937,423)	(5,903,536)	51,465,427
Net change in unrealized appreciation (depreciation)	33,223,736	15,391,019	18,125,006	(29,056,254)

Net gain (loss) on investment	31,393,189	12,453,596	12,221,470	22,409,173
Increase (decrease) in net assets from operations	28,378,787	12,575,938	13,554,481	20,960,745

Increase (decrease) in net assets from contract transactions	(34,483,699)	(330,817)	3,868,492	(16,960,054)

Total increase (decrease) in net assets	(6,104,912)	12,245,121	17,422,973	4,000,691

Net Assets as of December 31, 2012	$243,242,120	$75,728,888	$74,569,986	$152,383,168

See accompanying notes.

(1)	See footnote 1

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2011 and 2012, Except as Noted

	TA Multi-Managed Balanced	TA Jennison Growth	TA JPMorgan Enhanced Index	TA AEGON High Yield Bond
	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of January 1, 2011	$68,704,597	$189,194,997	$85,659,071	$102,542,200

Investment income:
Dividends	1,877,134	197,978	816,321	7,542,153
Investment expenses:
Mortality and expense risk and other charges	1,167,192	2,602,298	1,043,410	1,539,304

Net investment income (loss)	709,942	(2,404,320)	(227,089)	6,002,849
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	—
Realized gain (loss) on investments	1,099,913	3,436,951	(5,552,395)	3,289,714

Net realized capital gains (losses) on investments	1,099,913	3,436,951	(5,552,395)	3,289,714
Net change in unrealized appreciation (depreciation)	(484,742)	(4,014,953)	5,802,279	(6,037,083)

Net gain (loss) on investment	615,171	(578,002)	249,884	(2,747,369)
Increase (decrease) in net assets from operations	1,325,113	(2,982,322)	22,795	3,255,480

Increase (decrease) in net assets from contract transactions	14,290,787	(22,643,993)	(25,244,935)	1,771,679

Total increase (decrease) in net assets	15,615,900	(25,626,315)	(25,222,140)	5,027,159

Net Assets as of December 31, 2011	$84,320,497	$163,568,682	$60,436,931	$107,569,359

Investment income:
Dividends	1,581,184	107,724	760,397	7,545,505
Investment expenses:
Mortality and expense risk and other charges	1,461,850	2,576,416	989,384	1,863,001

Net investment income (loss)	119,334	(2,468,692)	(228,987)	5,682,504
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	16,007,368	12,209,292	—	—
Realized gain (loss) on investments	3,890,134	3,932,680	954,727	965,439

Net realized capital gains (losses) on investments	19,897,502	16,141,972	954,727	965,439
Net change in unrealized appreciation (depreciation)	(10,299,953)	9,161,569	8,297,361	11,132,371

Net gain (loss) on investment	9,597,549	25,303,541	9,252,088	12,097,810
Increase (decrease) in net assets from operations	9,716,883	22,834,849	9,023,101	17,780,314

Increase (decrease) in net assets from contract transactions	17,478,046	(13,147,727)	(363,285)	24,261,381

Total increase (decrease) in net assets	27,194,929	9,687,122	8,659,816	42,041,695

Net Assets as of December 31, 2012	$111,515,426	$173,255,804	$69,096,747	$149,611,054

See accompanying notes.

(1)	See footnote 1

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2011 and 2012, Except as Noted

	TA BlackRock Large Cap Value	TA PIMCO Total Return	TA Morgan Stanley Capital Growth	TA AllianceBernstein Dynamic Allocation
	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of January 1, 2011	$404,764,627	$498,064,052	$85,216,855	$45,361,877

Investment income:
Dividends	6,878,413	12,212,450	—	807,798
Investment expenses:
Mortality and expense risk and other charges	5,708,837	7,476,256	1,249,048	1,264,952

Net investment income (loss)	1,169,576	4,736,194	(1,249,048)	(457,154)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	13,412,659	—	—
Realized gain (loss) on investments	7,824,951	3,907,486	(1,334,741)	491,969

Net realized capital gains (losses) on investments	7,824,951	17,320,145	(1,334,741)	491,969
Net change in unrealized appreciation (depreciation)	(3,636,434)	661,600	(3,283,928)	(350,656)

Net gain (loss) on investment	4,188,517	17,981,745	(4,618,669)	141,313
Increase (decrease) in net assets from operations	5,358,093	22,717,939	(5,867,717)	(315,841)

Increase (decrease) in net assets from contract transactions	(36,965,502)	43,654,978	(3,327,473)	86,347,770

Total increase (decrease) in net assets	(31,607,409)	66,372,917	(9,195,190)	86,031,929

Net Assets as of December 31, 2011	$373,157,218	$564,436,969	$76,021,665	$131,393,806

Investment income:
Dividends	6,820,624	25,692,705	—	1,198,281
Investment expenses:
Mortality and expense risk and other charges	5,579,077	9,017,652	1,225,680	2,165,916

Net investment income (loss)	1,241,547	16,675,053	(1,225,680)	(967,635)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	15,354,180	—
Realized gain (loss) on investments	8,970,978	4,448,427	(2,539,570)	1,674,193

Net realized capital gains (losses) on investments	8,970,978	4,448,427	12,814,610	1,674,193
Net change in unrealized appreciation (depreciation)	26,221,927	13,722,705	(1,265,891)	5,649,600

Net gain (loss) on investment	35,192,905	18,171,132	11,548,719	7,323,793
Increase (decrease) in net assets from operations	36,434,452	34,846,185	10,323,039	6,356,158

Increase (decrease) in net assets from contract transactions	(31,216,986)	103,905,061	(3,711,283)	32,891,350

Total increase (decrease) in net assets	5,217,466	138,751,246	6,611,756	39,247,508

Net Assets as of December 31, 2012	$378,374,684	$703,188,215	$82,633,421	$170,641,314

See accompanying notes.

(1)	See footnote 1

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2011 and 2012, Except as Noted

	TA AEGON U.S. Government Securities	TA T. Rowe Price Small Cap	TA Morgan Stanley Active International Allocation	TA Multi Managed Large Cap Core
	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of January 1, 2011	$195,750,893	$92,110,138	$105,560,749	$167,422,672

Investment income:
Dividends	4,784,733	—	1,291,725	1,171,459
Investment expenses:
Mortality and expense risk and other charges	2,677,996	1,411,443	1,371,542	2,368,877

Net investment income (loss)	2,106,737	(1,411,443)	(79,817)	(1,197,418)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	3,091,641	—	—	—
Realized gain (loss) on investments	1,338,151	(52,896)	(2,727,756)	(235,747)

Net realized capital gains (losses) on investments	4,429,792	(52,896)	(2,727,756)	(235,747)
Net change in unrealized appreciation (depreciation)	4,042,635	1,134,546	(11,935,569)	(4,365,744)

Net gain (loss) on investment	8,472,427	1,081,650	(14,663,325)	(4,601,491)
Increase (decrease) in net assets from operations	10,579,164	(329,793)	(14,743,142)	(5,798,909)

Increase (decrease) in net assets from contract transactions	20,091,117	2,407,725	(11,541,104)	(10,281,509)

Total increase (decrease) in net assets	30,670,281	2,077,932	(26,284,246)	(16,080,418)

Net Assets as of December 31, 2011	$226,421,174	$94,188,070	$79,276,503	$151,342,254

Investment income:
Dividends	3,839,555	—	1,764,049	1,293,481
Investment expenses:
Mortality and expense risk and other charges	3,518,411	1,503,000	1,167,094	2,323,425

Net investment income (loss)	321,144	(1,503,000)	596,955	(1,029,944)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	5,956,653	7,538,063	—	—
Realized gain (loss) on investments	4,784,191	2,737,332	(6,518,924)	2,416,553

Net realized capital gains (losses) on investments	10,740,844	10,275,395	(6,518,924)	2,416,553
Net change in unrealized appreciation (depreciation)	(2,737,831)	4,189,587	17,227,325	21,252,454

Net gain (loss) on investment	8,003,013	14,464,982	10,708,401	23,669,007
Increase (decrease) in net assets from operations	8,324,157	12,961,982	11,305,356	22,639,063

Increase (decrease) in net assets from contract transactions	32,926,607	92,903	(7,044,187)	(16,359,239)

Total increase (decrease) in net assets	41,250,764	13,054,885	4,261,169	6,279,824

Net Assets as of December 31, 2012	$267,671,938	$107,242,955	$83,537,672	$157,622,078

See accompanying notes.

(1)	See footnote 1

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2011 and 2012, Except as Noted

	TA AEGON Money Market	TA Morgan Stanley Mid-Cap Growth	TA AEGON U.S. Government Securities - PAM - SC	TA International Moderate Growth - SC
	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of January 1, 2011	$240,583,329	$49,878,592	$56,311,869	$169,854,337

Investment income:
Dividends	12,680	156,417	1,815,185	3,251,885
Investment expenses:
Mortality and expense risk and other charges	3,614,980	765,468	834,571	2,447,412

Net investment income (loss)	(3,602,300)	(609,051)	980,614	804,473
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	1,233,739	—
Realized gain (loss) on investments	—	4,704,619	351,328	(4,023,842)

Net realized capital gains (losses) on investments	—	4,704,619	1,585,067	(4,023,842)
Net change in unrealized appreciation (depreciation)	—	(8,808,169)	195,860	(12,211,613)

Net gain (loss) on investment	—	(4,103,550)	1,780,927	(16,235,455)
Increase (decrease) in net assets from operations	(3,602,300)	(4,712,601)	2,761,541	(15,430,982)

Increase (decrease) in net assets from contract transactions	23,307,441	47,553,849	31,565,757	2,119,218

Total increase (decrease) in net assets	19,705,141	42,841,248	34,327,298	(13,311,764)

Net Assets as of December 31, 2011	$260,288,470	$92,719,840	$90,639,167	$156,542,573

Investment income:
Dividends	12,335	—	1,079,326	4,604,177
Investment expenses:
Mortality and expense risk and other charges	3,482,786	1,411,815	955,166	2,360,158

Net investment income (loss)	(3,470,451)	(1,411,815)	124,160	2,244,019
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	4,908,428	1,754,953	—
Realized gain (loss) on investments	—	3,368,565	158,004	(2,534,308)

Net realized capital gains (losses) on investments	—	8,276,993	1,912,957	(2,534,308)
Net change in unrealized appreciation (depreciation)	—	(316,563)	290,296	17,360,758

Net gain (loss) on investment	—	7,960,430	2,203,253	14,826,450
Increase (decrease) in net assets from operations	(3,470,451)	6,548,615	2,327,413	17,070,469

Increase (decrease) in net assets from contract transactions	(11,948,602)	(6,789,865)	(32,122,787)	3,456,503

Total increase (decrease) in net assets	(15,419,053)	(241,250)	(29,795,374)	20,526,972

Net Assets as of December 31, 2012	$244,869,417	$92,478,590	$60,843,793	$177,069,545

See accompanying notes.

(1)	See footnote 1

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2011 and 2012, Except as Noted

	TA Vanguard ETF Index - Balanced - SC	TA Vanguard ETF Index - Growth - SC	TA Efficient Markets - SC	TA BlackRock Global Allocation - SC
	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of January 1, 2011	$85,012,842	$181,958,510	$21,946,805	$310,739,807

Investment income:
Dividends	1,870,020	3,230,023	229,162	3,025,661
Investment expenses:
Mortality and expense risk and other charges	2,085,765	2,974,100	381,797	6,421,769

Net investment income (loss)	(215,745)	255,923	(152,635)	(3,396,108)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	1,982,614	2,336,843	426,538	1,667,510
Realized gain (loss) on investments	986,021	2,445,449	789,094	1,572,049

Net realized capital gains (losses) on investments	2,968,635	4,782,292	1,215,632	3,239,559
Net change in unrealized appreciation (depreciation)	(3,615,853)	(11,495,327)	(2,310,209)	(28,906,278)

Net gain (loss) on investment	(647,218)	(6,713,035)	(1,094,577)	(25,666,719)
Increase (decrease) in net assets from operations	(862,963)	(6,457,112)	(1,247,212)	(29,062,827)

Increase (decrease) in net assets from contract transactions	158,344,645	51,321,114	10,085,092	227,750,246

Total increase (decrease) in net assets	157,481,682	44,864,002	8,837,880	198,687,419

Net Assets as of December 31, 2011	$242,494,524	$226,822,512	$30,784,685	$509,427,226

Investment income:
Dividends	4,254,593	4,370,774	451,485	12,917,782
Investment expenses:
Mortality and expense risk and other charges	4,528,973	3,704,562	467,246	8,226,147

Net investment income (loss)	(274,380)	666,212	(15,761)	4,691,635
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	8,665,149	22,294,634	1,283,396	9,710,188
Realized gain (loss) on investments	1,213,373	4,656,349	402,287	3,951,437

Net realized capital gains (losses) on investments	9,878,522	26,950,983	1,685,683	13,661,625
Net change in unrealized appreciation (depreciation)	11,885,535	(3,111,898)	1,594,570	24,726,065

Net gain (loss) on investment	21,764,057	23,839,085	3,280,253	38,387,690
Increase (decrease) in net assets from operations	21,489,677	24,505,297	3,264,492	43,079,325

Increase (decrease) in net assets from contract transactions	168,589,811	60,662,479	739,571	16,345,580

Total increase (decrease) in net assets	190,079,488	85,167,776	4,004,063	59,424,905

Net Assets as of December 31, 2012	$432,574,012	$311,990,288	$34,788,748	$568,852,131

See accompanying notes.

(1)	See footnote 1

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2011 and 2012, Except as Noted

	TA BlackRock Tactical Allocation - SC	TA ProFunds UltraBear - OAM - SC	TA Janus Balanced - SC	TA PIMCO Tactical - Growth - SC
	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of January 1, 2011	$101,263,833	$7,265,669	$17,072,345	$14,531,476

Investment income:
Dividends	1,899,440	—	37,539	258,534
Investment expenses:
Mortality and expense risk and other charges	2,208,721	413,021	330,058	245,515

Net investment income (loss)	(309,281)	(413,021)	(292,519)	13,019
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	1,405,396	—	—	1,248
Realized gain (loss) on investments	827,304	(5,013,404)	(156,391)	(134,407)

Net realized capital gains (losses) on investments	2,232,700	(5,013,404)	(156,391)	(133,159)
Net change in unrealized appreciation (depreciation)	(204,608)	(15,014,488)	(3,422,638)	(2,487,461)

Net gain (loss) on investment	2,028,092	(20,027,892)	(3,579,029)	(2,620,620)
Increase (decrease) in net assets from operations	1,718,811	(20,440,913)	(3,871,548)	(2,607,601)

Increase (decrease) in net assets from contract transactions	100,130,024	80,708,446	11,130,656	4,663,389

Total increase (decrease) in net assets	101,848,835	60,267,533	7,259,108	2,055,788

Net Assets as of December 31, 2011	$203,112,668	$67,533,202	$24,331,453	$16,587,264

Investment income:
Dividends	4,316,489	—	—	88,035
Investment expenses:
Mortality and expense risk and other charges	4,107,453	690,979	419,566	235,629

Net investment income (loss)	209,036	(690,979)	(419,566)	(147,594)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	7,108,275	—	—	—
Realized gain (loss) on investments	1,048,312	(30,329,804)	37,210	(501,915)

Net realized capital gains (losses) on investments	8,156,587	(30,329,804)	37,210	(501,915)
Net change in unrealized appreciation (depreciation)	12,618,693	7,544,395	3,300,499	556,426

Net gain (loss) on investment	20,775,280	(22,785,409)	3,337,709	54,511
Increase (decrease) in net assets from operations	20,984,316	(23,476,388)	2,918,143	(93,083)

Increase (decrease) in net assets from contract transactions	160,714,474	1,243,679	12,394,133	1,883,148

Total increase (decrease) in net assets	181,698,790	(22,232,709)	15,312,276	1,790,065

Net Assets as of December 31, 2012	$384,811,458	$45,300,493	$39,643,729	$18,377,329

See accompanying notes.

(1)	See footnote 1

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2011 and 2012, Except as Noted

	TA PIMCO Tactical - Conservative - SC	TA PIMCO Tactical - Balanced - SC	TA Hanlon Income - SC	TA Vanguard ETF Index - Conservative - SC
	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of January 1, 2011	$15,698,812	$30,638,198	$134,524,479	$23,399,680

Investment income:
Dividends	262,618	421,364	1,816,012	283,031
Investment expenses:
Mortality and expense risk and other charges	261,816	474,619	1,714,248	530,679

Net investment income (loss)	802	(53,255)	101,764	(247,648)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	596,946	125,738
Realized gain (loss) on investments	(114,598)	(140,957)	191,129	359,941

Net realized capital gains (losses) on investments	(114,598)	(140,957)	788,075	485,679
Net change in unrealized appreciation (depreciation)	(1,776,210)	(1,613,176)	946,656	269,988

Net gain (loss) on investment	(1,890,808)	(1,754,133)	1,734,731	755,667
Increase (decrease) in net assets from operations	(1,890,006)	(1,807,388)	1,836,495	508,019

Increase (decrease) in net assets from contract transactions	5,459,805	5,604,819	(9,574,638)	36,419,485

Total increase (decrease) in net assets	3,569,799	3,797,431	(7,738,143)	36,927,504

Net Assets as of December 31, 2011	$19,268,611	$34,435,629	$126,786,336	$60,327,184

Investment income:
Dividends	226,704	513,209	2,662,569	1,013,751
Investment expenses:
Mortality and expense risk and other charges	266,513	452,662	1,713,306	1,231,341

Net investment income (loss)	(39,809)	60,547	9,49,263	(217,590)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	907,043
Realized gain (loss) on investments	(296,337)	(342,726)	256,092	889,314

Net realized capital gains (losses) on investments	(296,337)	(342,726)	256,092	1,796,357
Net change in unrealized appreciation (depreciation)	396,315	235,167	1,202,098	2,702,683

Net gain (loss) on investment	99,978	(107,559)	1,458,190	4,499,040
Increase (decrease) in net assets from operations	60,169	(47,012)	2,407,453	4,281,450

Increase (decrease) in net assets from contract transactions	3,377,393	4,064,606	(12,636,515)	49,326,816

Total increase (decrease) in net assets	3,437,562	4,017,594	(10,229,062)	53,608,266

Net Assets as of December 31, 2012	$22,706,173	$38,453,223	$116,557,274	$113,935,450

See accompanying notes.

(1)	See footnote 1

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2011 and 2012, Except as Noted

	TA Vanguard ETF Index - Aggressive Growth - SC	TA JPMorgan Mid Cap Value - SC	TA PIMCO Real Return TIPS - SC	TA Madison Balanced Allocation - SC
	Subaccount	Subaccount	Subaccount(1)	Subaccount(1)
Net Assets as of January 1, 2011	$7,414,922	$7,207,008	$—	$—

Investment income:
Dividends	96,828	168,301	—	—
Investment expenses:
Mortality and expense risk and other charges	171,842	197,346	88,050	32,979

Net investment income (loss)	(75,014)	(29,045)	(88,050)	(32,979)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	5,348	—	—	—
Realized gain (loss) on investments	308,492	262,936	56,565	(3,131)

Net realized capital gains (losses) on investments	313,840	262,936	56,565	(3,131)
Net change in unrealized appreciation (depreciation)	(1,229,785)	(569,172)	502,004	95,145

Net gain (loss) on investment	(915,945)	(306,236)	558,569	92,014
Increase (decrease) in net assets from operations	(990,959)	(335,281)	470,519	59,035

Increase (decrease) in net assets from contract transactions	9,204,703	9,924,746	23,246,277	10,356,679

Total increase (decrease) in net assets	8,213,744	9,589,465	23,716,796	10,415,714

Net Assets as of December 31, 2011	$15,628,666	$16,796,473	$23,716,796	$10,415,714

Investment income:
Dividends	231,342	136,974	119,585	110,818
Investment expenses:
Mortality and expense risk and other charges	300,531	312,079	635,095	254,185

Net investment income (loss)	(69,189)	(175,105)	(515,510)	(143,367)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	337,519	—	704,012	91,562
Realized gain (loss) on investments	488,694	616,280	288,701	627

Net realized capital gains (losses) on investments	826,213	616,280	992,713	92,189
Net change in unrealized appreciation (depreciation)	2,091,448	2,987,355	1,309,641	1,175,135

Net gain (loss) on investment	2,917,661	3,603,635	2,302,354	1,267,324
Increase (decrease) in net assets from operations	2,848,472	3,428,530	1,786,844	1,123,957

Increase (decrease) in net assets from contract transactions	12,347,714	7,322,057	48,360,864	15,970,599

Total increase (decrease) in net assets	15,196,186	10,750,587	50,147,708	17,094,556

Net Assets as of December 31, 2012	$30,824,852	$27,547,060	$73,864,504	$27,510,270

See accompanying notes.

(1)	See footnote 1

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2011 and 2012, Except as Noted

	TA Madison Diversified Income - SC	TA Madison Conservative Allocation - SC	TA AEGON Tactical Vanguard ETF - Growth - SC	TA AEGON Tactical Vanguard ETF - Balanced - SC
	Subaccount(1)	Subaccount(1)	Subaccount(1)	Subaccount(1)
Net Assets as of January 1, 2011	$—	$—	$—	$—

Investment income:
Dividends	—	—	—	—
Investment expenses:
Mortality and expense risk and other charges	40,801	29,671	57,084	38,989

Net investment income (loss)	(40,801)	(29,671)	(57,084)	(38,989)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	—
Realized gain (loss) on investments	(793)	(2,015)	(46,058)	(23,046)

Net realized capital gains (losses) on investments	(793)	(2,015)	(46,058)	(23,046)
Net change in unrealized appreciation (depreciation)	314,190	48,280	(507,182)	33,363

Net gain (loss) on investment	313,397	46,265	(553,240)	10,317
Increase (decrease) in net assets from operations	272,596	16,594	(610,324)	(28,672)

Increase (decrease) in net assets from contract transactions	11,747,719	7,333,517	47,448,312	9,811,361

Total increase (decrease) in net assets	12,020,315	7,350,111	46,837,988	9,782,689

Net Assets as of December 31, 2011	$12,020,315	$7,350,111	$46,837,988	$9,782,689

Investment income:
Dividends	23,371	83,577	441,394	97,150
Investment expenses:
Mortality and expense risk and other charges	349,730	239,280	890,990	762,715

Net investment income (loss)	(326,359)	(155,703)	(449,596)	(665,565)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	677	36,572	—	73,264
Realized gain (loss) on investments	9,379	11,060	876,204	28,131

Net realized capital gains (losses) on investments	10,056	47,632	876,204	101,395
Net change in unrealized appreciation (depreciation)	1,145,142	897,394	5,181,344	3,882,515

Net gain (loss) on investment	1,155,198	9,45,026	6,057,548	3,983,910
Increase (decrease) in net assets from operations	828,839	789,323	5,607,952	3,318,345

Increase (decrease) in net assets from contract transactions	31,060,623	23,013,353	34,617,285	102,437,897

Total increase (decrease) in net assets	31,889,462	23,802,676	40,225,237	105,756,242

Net Assets as of December 31, 2012	$43,909,777	$31,152,787	$87,063,225	$115,538,931

See accompanying notes.

(1)	See footnote 1

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2011 and 2012, Except as Noted

	TA AEGON Tactical Vanguard ETF - Conservative - SC	TA JPMorgan Core Bond - SC	TA JPMorgan Tactical Allocation - SC	TA Legg Mason Dynamic Allocation - Balanced - SC
	Subaccount(1)	Subaccount(1)	Subaccount(1)	Subaccount(1)
Net Assets as of January 1, 2011	$—	$—	$—	$—

Investment income:
Dividends	—	159,346	154,685	—
Investment expenses:
Mortality and expense risk and other charges	94,889	47,375	113,039	—

Net investment income (loss)	(94,889)	111,971	41,646	—
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	4,969	—	—
Realized gain (loss) on investments	(18,812)	1,162	(3,914)	—

Net realized capital gains (losses) on investments	(18,812)	6,131	(3,914)	—
Net change in unrealized appreciation (depreciation)	350,366	26,730	267,060	—

Net gain (loss) on investment	331,554	32,861	263,146	—
Increase (decrease) in net assets from operations	236,665	144,832	304,792	—

Increase (decrease) in net assets from contract transactions	47,449,592	13,230,076	32,931,377	—

Total increase (decrease) in net assets	47,686,257	13,374,908	33,236,169	—

Net Assets as of December 31, 2011	$47,686,257	$13,374,908	$33,236,169	$—

Investment income:
Dividends	311,289	624,845	467,842	—
Investment expenses:
Mortality and expense risk and other charges	1,055,014	312,882	1,035,703	109,096

Net investment income (loss)	(743,725)	311,963	(567,861)	(109,096)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	424,520	9,898	—	—
Realized gain (loss) on investments	145,122	10,409	74,376	1,313

Net realized capital gains (losses) on investments	569,642	20,307	74,376	1,313
Net change in unrealized appreciation (depreciation)	4,055,547	332,282	4,225,155	254,156

Net gain (loss) on investment	4,625,189	352,589	4,299,531	255,469
Increase (decrease) in net assets from operations	3,881,464	664,552	3,731,670	146,373

Increase (decrease) in net assets from contract transactions	51,487,149	17,721,794	89,612,177	30,670,064

Total increase (decrease) in net assets	55,368,613	18,386,346	93,343,847	30,816,437

Net Assets as of December 31, 2012	$103,054,870	$31,761,254	$126,580,016	$30,816,437

See accompanying notes.

(1)	See footnote 1

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2011 and 2012, Except as Noted

	TA Legg Mason Dynamic Allocation - Growth - SC	TA Market Participation Strategy - SC	Invesco Van Kampen V.I. Value Opportunities	Invesco Van Kampen V.I. American Franchise
	Subaccount(1)	Subaccount(1)	Subaccount	Subaccount(1)
Net Assets as of January 1, 2011	$—	$—	$23,894,883	$—

Investment income:
Dividends	—	—	134,285	—
Investment expenses:
Mortality and expense risk and other charges	—	—	320,679	—

Net investment income (loss)	—	—	(186,394)	—
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	—
Realized gain (loss) on investments	—	—	(3,846,563)	—

Net realized capital gains (losses) on investments	—	—	(3,846,563)	—
Net change in unrealized appreciation (depreciation)	—	—	2,982,485	—

Net gain (loss) on investment	—	—	(864,078)	—
Increase (decrease) in net assets from operations	—	—	(1,050,472)	—

Increase (decrease) in net assets from contract transactions	—	—	(2,504,536)	—

Total increase (decrease) in net assets	—	—	(3,555,008)	—

Net Assets as of December 31, 2011	$—	$—	$20,339,875	$—

Investment income:
Dividends	—	—	230,853	—
Investment expenses:
Mortality and expense risk and other charges	32,517	9,275	285,075	52,549

Net investment income (loss)	(32,517)	(9,275)	(54,222)	(52,549)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	—
Realized gain (loss) on investments	1,665	2,507	(1,959,912)	(57,523)

Net realized capital gains (losses) on investments	1,665	2,507	(1,959,912)	(57,523)
Net change in unrealized appreciation (depreciation)	107,979	49,475	4,968,433	(137,428)

Net gain (loss) on investment	109,644	51,982	3,008,521	(194,951)
Increase (decrease) in net assets from operations	77,127	42,707	2,954,299	(247,500)

Increase (decrease) in net assets from contract transactions	9,590,556	6,304,918	(4,711,056)	5,312,311

Total increase (decrease) in net assets	9,667,683	6,347,625	(1,756,757)	5,064,811

Net Assets as of December 31, 2012	$9,667,683	$6,347,625	$18,583,118	$5,064,811

See accompanying notes.

(1)	See footnote 1

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2011 and 2012, Except as Noted

	AllianceBernstein Growth & Income	AllianceBernstein Large Cap Growth	AllianceBernstein Balanced Wealth Strategy	Janus Aspen - Enterprise
	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of January 1, 2011	$41,152,047	$23,360,452	$18,296,754	$20,135,138

Investment income:
Dividends	468,183	21,456	498,822	—
Investment expenses:
Mortality and expense risk and other charges	633,642	352,700	394,260	277,988

Net investment income (loss)	(1,65,459)	(331,244)	104,562	(277,988)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	—
Realized gain (loss) on investments	(1,658,677)	1,020,689	468,798	700,235

Net realized capital gains (losses) on investments	(1,658,677)	1,020,689	468,798	700,235
Net change in unrealized appreciation (depreciation)	3,704,250	(2,024,603)	(1,891,484)	(1,044,268)

Net gain (loss) on investment	2,045,573	(1,003,914)	(1,422,686)	(344,033)
Increase (decrease) in net assets from operations	1,880,114	(1,335,158)	(1,318,124)	(622,021)

Increase (decrease) in net assets from contract transactions	4,008,670	1,086,666	11,608,749	(2,529,508)

Total increase (decrease) in net assets	5,888,784	(248,492)	10,290,625	(3,151,529)

Net Assets as of December 31, 2011	$47,040,831	$23,111,960	$28,587,379	$16,983,609

Investment income:
Dividends	731,770	6,641	617,871	—
Investment expenses:
Mortality and expense risk and other charges	798,214	329,226	523,835	233,856

Net investment income (loss)	(66,444)	(322,585)	94,036	(233,856)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	—
Realized gain (loss) on investments	(1,635,631)	1,275,159	683,960	2,371,157

Net realized capital gains (losses) on investments	(1,635,631)	1,275,159	683,960	2,371,157
Net change in unrealized appreciation (depreciation)	9,083,900	2,285,471	2,575,992	193,308

Net gain (loss) on investment	7,448,269	3,560,630	3,259,952	2,564,465
Increase (decrease) in net assets from operations	7,381,825	3,238,045	3,353,988	2,330,609

Increase (decrease) in net assets from contract transactions	5,777,255	(5,619,067)	1,396,337	(4,303,490)

Total increase (decrease) in net assets	13,159,080	(2,381,022)	4,750,325	(1,972,881)

Net Assets as of December 31, 2012	$60,199,911	$20,730,938	$33,337,704	$15,010,728

See accompanying notes.

(1)	See footnote 1

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2011 and 2012, Except as Noted

	Janus Aspen - Perkins Mid Cap Value	Janus Aspen - Worldwide	MFS® New Discovery	MFS® Total Return
	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of January 1, 2011	$3,208,163	$42,819,135	$43,511,961	$64,112,949

Investment income:
Dividends	17,704	193,514	—	1,585,764
Investment expenses:
Mortality and expense risk and other charges	43,950	604,322	685,478	972,146

Net investment income (loss)	(26,246)	(410,808)	(685,478)	613,618
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	5,888,281	—
Realized gain (loss) on investments	98,497	(1,937,863)	1,643,970	(945,189)

Net realized capital gains (losses) on investments	98,497	(1,937,863)	7,532,251	(945,189)
Net change in unrealized appreciation (depreciation)	(204,771)	(4,189,700)	(13,201,104)	336,152

Net gain (loss) on investment	(106,274)	(6,127,563)	(5,668,853)	(609,037)
Increase (decrease) in net assets from operations	(132,520)	(6,538,371)	(6,354,331)	4,581

Increase (decrease) in net assets from contract transactions	(257,712)	(3,601,796)	6,410,234	590,775

Total increase (decrease) in net assets	(390,232)	(10,140,167)	55,903	595,356

Net Assets as of December 31, 2011	$2,817,931	$32,678,968	$43,567,864	$64,708,305

Investment income:
Dividends	23,709	228,809	—	1,519,391
Investment expenses:
Mortality and expense risk and other charges	41,009	447,875	686,902	902,547

Net investment income (loss)	(17,300)	(219,066)	(686,902)	616,844
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	178,676	—	4,588,349	—
Realized gain (loss) on investments	61,825	15,236	3,904,909	(842,971)

Net realized capital gains (losses) on investments	240,501	15,236	8,493,258	(842,971)
Net change in unrealized appreciation (depreciation)	29,783	5,374,275	152,574	5,771,785

Net gain (loss) on investment	270,284	5,389,511	8,645,832	4,928,814
Increase (decrease) in net assets from operations	252,984	5,170,445	7,958,930	5,545,658

Increase (decrease) in net assets from contract transactions	(244,129)	(8,436,052)	(8,070,833)	(12,168,133)

Total increase (decrease) in net assets	8,855	(3,265,607)	(111,903)	(6,622,475)

Net Assets as of December 31, 2012	$2,826,786	$29,413,361	$43,455,961	$58,085,830

See accompanying notes.

(1)	See footnote 1

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2011 and 2012, Except as Noted

	Fidelity VIP Contrafund®	Fidelity VIP Equity- Income	Fidelity VIP Growth	Fidelity VIP Growth Opportunities
	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of January 1, 2011	$196,820,478	$51,139,889	$32,888,102	$1,991,506

Investment income:
Dividends	1,492,825	1,209,908	46,884	—
Investment expenses:
Mortality and expense risk and other charges	2,798,134	771,527	531,717	27,475

Net investment income (loss)	(1,305,309)	438,381	(484,833)	(27,475)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	125,085	—
Realized gain (loss) on investments	(5,347,345)	(2,636,961)	(951,328)	154,080

Net realized capital gains (losses) on investments	(5,347,345)	(2,636,961)	(826,243)	154,080
Net change in unrealized appreciation (depreciation)	(1,602,026)	1,656,217	526,409	(103,965)

Net gain (loss) on investment	(6,949,371)	(980,744)	(299,834)	50,115
Increase (decrease) in net assets from operations	(8,254,680)	(542,363)	(784,667)	22,640

Increase (decrease) in net assets from contract transactions	(9,384,427)	117,876	2,683,234	(319,398)

Total increase (decrease) in net assets	(17,639,107)	(424,487)	1,898,567	(296,758)

Net Assets as of December 31, 2011	$1,791,81,371	$50,715,402	$34,786,669	$1,694,748

Investment income:
Dividends	2,210,926	1,304,424	107,626	2,659
Investment expenses:
Mortality and expense risk and other charges	2,851,518	709,159	486,374	26,745

Net investment income (loss)	(640,592)	595,265	(378,748)	(24,086)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	3,062,727	—	—
Realized gain (loss) on investments	(6,144,513)	(4,243,000)	(337,491)	163,052

Net realized capital gains (losses) on investments	(6,144,513)	(1,180,273)	(337,491)	163,052
Net change in unrealized appreciation (depreciation)	32,364,691	7,538,543	5,012,011	156,697

Net gain (loss) on investment	26,220,178	6,358,270	4,674,520	319,749
Increase (decrease) in net assets from operations	25,579,586	6,953,535	4,295,772	295,663

Increase (decrease) in net assets from contract transactions	(5,988,984)	(12,526,972)	(9,043,207)	(286,879)

Total increase (decrease) in net assets	19,590,602	(5,573,437)	(4,747,435)	8,784

Net Assets as of December 31, 2012	$198,771,973	$45,141,965	$30,039,234	$1,703,532

See accompanying notes.

(1)	See footnote 1

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2011 and 2012, Except as Noted

	Fidelity VIP Mid Cap	Fidelity VIP Value Strategies	Fidelity VIP Balanced	Franklin Income Securities
	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of January 1, 2011	$230,158,537	$61,568,664	$30,897,515	$50,911,633

Investment income:
Dividends	44,481	423,910	637,929	4,006,476
Investment expenses:
Mortality and expense risk and other charges	3,113,893	852,446	545,492	994,463

Net investment income (loss)	(3,069,412)	(428,536)	92,437	3,012,013
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	349,494	—	118,642	—
Realized gain (loss) on investments	267,632	(3,403,971)	2,230,510	582,417

Net realized capital gains (losses) on investments	617,126	(3,403,971)	2,349,152	582,417
Net change in unrealized appreciation (depreciation)	(24,104,953)	(2,368,221)	(4,905,286)	(3,690,018)

Net gain (loss) on investment	(23,487,827)	(5,772,192)	(2,556,134)	(3,107,601)
Increase (decrease) in net assets from operations	(26,557,239)	(6,200,728)	(2,463,697)	(95,588)

Increase (decrease) in net assets from contract transactions	(22,245,788)	(3,869,216)	13,178,170	29,527,786

Total increase (decrease) in net assets	(48,803,027)	(10,069,944)	10,714,473	29,432,198

Net Assets as of December 31, 2011	$181,355,510	$51,498,720	$41,611,988	$80,343,831

Investment income:
Dividends	714,445	221,116	913,233	5,856,404
Investment expenses:
Mortality and expense risk and other charges	2,773,601	855,685	722,740	1,300,284

Net investment income (loss)	(2,059,156)	(634,569)	190,493	4,556,120
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	14,737,993	—	2,466,346	—
Realized gain (loss) on investments	(1,305,489)	(1,726,843)	1,530,570	2,422,322

Net realized capital gains (losses) on investments	13,432,504	(1,726,843)	3,996,916	2,422,322
Net change in unrealized appreciation (depreciation)	11,094,438	15,069,443	1,727,990	2,244,241

Net gain (loss) on investment	24,526,942	13,342,600	5,724,906	4,666,563
Increase (decrease) in net assets from operations	22,467,786	12,708,031	5,915,399	9,222,683

Increase (decrease) in net assets from contract transactions	(19,081,270)	(291,088)	14,583,007	(144,071)

Total increase (decrease) in net assets	3,386,516	12,416,943	20,498,406	9,078,612

Net Assets as of December 31, 2012	$184,742,026	$63,915,663	$62,110,394	$89,422,443

See accompanying notes.

(1)	See footnote 1

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2011 and 2012, Except as Noted

	Mutual Shares Securities	Templeton Foreign Securities	Franklin Templeton VIP Founding Funds Allocation	American Funds - Asset Allocation
	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of January 1, 2011	$17,488,056	$40,497,956	$53,008,336	$39,248,180

Investment income:
Dividends	489,654	728,612	9,737	1,368,036
Investment expenses:
Mortality and expense risk and other charges	287,953	621,680	981,631	1,032,655

Net investment income (loss)	201,701	106,932	(971,894)	335,381
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	—
Realized gain (loss) on investments	975,153	1,430,475	1,273,823	360,082

Net realized capital gains (losses) on investments	975,153	1,430,475	1,273,823	360,082
Net change in unrealized appreciation (depreciation)	(1,864,209)	(7,112,893)	(2,911,810)	(1,670,516)

Net gain (loss) on investment	(889,056)	(5,682,418)	(1,637,987)	(1,310,434)
Increase (decrease) in net assets from operations	(687,355)	(5,575,486)	(2,609,881)	(975,053)

Increase (decrease) in net assets from contract transactions	3,553,355	5,642,608	18,086,877	35,536,869

Total increase (decrease) in net assets	2,866,000	67,122	15,476,996	34,561,816

Net Assets as of December 31, 2011	$20,354,056	$40,565,078	$68,485,332	$73,809,996

Investment income:
Dividends	374,213	1,264,709	2,005,068	1,798,563
Investment expenses:
Mortality and expense risk and other charges	275,055	615,805	1,157,432	1,473,739

Net investment income (loss)	99,158	648,904	847,636	324,824
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	—
Realized gain (loss) on investments	602,728	(27,764)	2,439,052	1,173,494

Net realized capital gains (losses) on investments	602,728	(27,764)	2,439,052	1,173,494
Net change in unrealized appreciation (depreciation)	1,591,399	5,782,865	5,938,593	9,598,348

Net gain (loss) on investment	2,194,127	5,755,101	8,377,645	10,771,842
Increase (decrease) in net assets from operations	2,293,285	6,404,005	9,225,281	11,096,666

Increase (decrease) in net assets from contract transactions	(4,899,714)	(4,809,165)	(2,829,776)	14,755,704

Total increase (decrease) in net assets	(2,606,429)	1,594,840	6,395,505	25,852,370

Net Assets as of December 31, 2012	$17,747,627	$42,159,918	$74,880,837	$99,662,366

See accompanying notes.

(1)	See footnote 1

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2011 and 2012, Except as Noted

	American Funds - Bond	American Funds - Growth	American Funds - Growth-Income	American Funds - International
	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of January 1, 2011	$10,999,546	$10,710,517	$7,014,042	$7,988,711

Investment income:
Dividends	755,061	117,295	186,591	246,556
Investment expenses:
Mortality and expense risk and other charges	320,098	282,112	171,661	198,196

Net investment income (loss)	434,963	(164,817)	14,930	48,360
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	—
Realized gain (loss) on investments	154,362	275,108	57,564	(925)

Net realized capital gains (losses) on investments	154,362	275,108	57,564	(925)
Net change in unrealized appreciation (depreciation)	210,748	(1,555,267)	(534,329)	(2,293,146)

Net gain (loss) on investment	365,110	(1,280,159)	(476,765)	(2,294,071)
Increase (decrease) in net assets from operations	800,073	(1,444,976)	(461,835)	(2,245,711)

Increase (decrease) in net assets from contract transactions	15,730,653	10,587,953	5,731,089	7,250,949

Total increase (decrease) in net assets	16,530,726	9,142,977	5,269,254	5,005,238

Net Assets as of December 31, 2011	$27,530,272	$19,853,494	$12,283,296	$12,993,949

Investment income:
Dividends	1,215,388	238,193	315,322	261,372
Investment expenses:
Mortality and expense risk and other charges	656,933	447,906	286,200	270,187

Net investment income (loss)	558,455	(209,713)	29,122	(8,815)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	—
Realized gain (loss) on investments	119,667	626,472	432,619	(64,468)

Net realized capital gains (losses) on investments	119,667	626,472	432,619	(64,468)
Net change in unrealized appreciation (depreciation)	568,136	3,096,467	1,740,175	2,359,006

Net gain (loss) on investment	687,803	3,722,939	2,172,794	2,294,538
Increase (decrease) in net assets from operations	1,246,258	3,513,226	2,201,916	2,285,723

Increase (decrease) in net assets from contract transactions	23,914,993	10,478,158	6,478,288	3,296,766

Total increase (decrease) in net assets	25,161,251	13,991,384	8,680,204	5,582,489

Net Assets as of December 31, 2012	$52,691,523	$33,844,878	$20,963,500	$18,576,438

See accompanying notes.

(1)	See footnote 1

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2011 and 2012, Except as Noted

	GE Investments Total Return	BlackRock Basic Value V.I.	BlackRock High Yield V.I.	BlackRock Global Allocation V.I.
	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of January 1, 2011	$7,816,477	$30,418,099	$9,521,080	$26,976,246

Investment income:
Dividends	264,635	503,570	622,064	512,416
Investment expenses:
Mortality and expense risk and other charges	206,281	420,900	127,419	358,836

Net investment income (loss)	58,354	82,670	494,645	153,580
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	507,846
Realized gain (loss) on investments	58,011	(348,624)	(10,819)	(47,892)

Net realized capital gains (losses) on investments	58,011	(348,624)	(10,819)	459,954
Net change in unrealized appreciation (depreciation)	(854,012)	(787,333)	(285,900)	(1,805,054)

Net gain (loss) on investment	(796,001)	(1,135,957)	(296,719)	(1,345,100)
Increase (decrease) in net assets from operations	(737,647)	(1,053,287)	197,926	(1,191,520)

Increase (decrease) in net assets from contract transactions	9,714,991	(2,876,307)	(1,602,604)	(3,972,943)

Total increase (decrease) in net assets	8,977,344	(3,929,594)	(1,404,678)	(5,164,463)

Net Assets as of December 31, 2011	$16,793,821	$26,488,505	$8,116,402	$21,811,783

Investment income:
Dividends	282,513	449,374	568,823	310,655
Investment expenses:
Mortality and expense risk and other charges	308,944	385,980	125,256	308,309

Net investment income (loss)	(26,431)	63,394	443,567	2,346
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	60,219
Realized gain (loss) on investments	197,786	(1,185,339)	418,937	(19,071)

Net realized capital gains (losses) on investments	197,786	(1,185,339)	418,937	41,148
Net change in unrealized appreciation (depreciation)	1,670,724	4,189,376	271,860	1,742,800

Net gain (loss) on investment	1,868,510	3,004,037	690,797	1,783,948
Increase (decrease) in net assets from operations	1,842,079	3,067,431	1,134,364	1,786,294

Increase (decrease) in net assets from contract transactions	2,621,260	(4,547,639)	70,482	(3,069,368)

Total increase (decrease) in net assets	4,463,339	(1,480,208)	1,204,846	(1,283,074)

Net Assets as of December 31, 2012	$21,257,160	$25,008,297	$9,321,248	$20,528,709

See accompanying notes.

(1)	See footnote 1

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2011 and 2012, Except as Noted

	Huntington VA Dividend Capture	Huntington VA Growth	Huntington VA Income Equity	Huntington VA International Equity
	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of January 1, 2011	$590,931	$319,095	$90,986	$1,956,123

Investment income:
Dividends	56,237	602	2,779	25,852
Investment expenses:
Mortality and expense risk and other charges	15,467	5,119	1,268	31,042

Net investment income (loss)	40,770	(4,517)	1,511	(5,190)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	—
Realized gain (loss) on investments	34,688	9,021	3,697	47,072

Net realized capital gains (losses) on investments	34,688	9,021	3,697	47,072
Net change in unrealized appreciation (depreciation)	(41,362)	(26,371)	(502)	(396,319)

Net gain (loss) on investment	(6,674)	(17,350)	3,195	(349,247)
Increase (decrease) in net assets from operations	34,096	(21,867)	4,706	(354,437)

Increase (decrease) in net assets from contract transactions	921,121	88,719	2,378	481,940

Total increase (decrease) in net assets	955,217	66,852	7,084	127,503

Net Assets as of December 31, 2011	$1,546,148	$385,947	$98,070	$2,083,626

Investment income:
Dividends	115,410	1,822	7,321	32,974
Investment expenses:
Mortality and expense risk and other charges	32,488	6,525	1,985	34,311

Net investment income (loss)	82,922	(4,703)	5,336	(1,337)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	—
Realized gain (loss) on investments	31,148	7,841	9,556	(9,533)

Net realized capital gains (losses) on investments	31,148	7,841	9,556	(9,533)
Net change in unrealized appreciation (depreciation)	70,493	29,824	(4,693)	276,833

Net gain (loss) on investment	101,641	37,665	4,863	267,300
Increase (decrease) in net assets from operations	184,563	32,962	10,199	265,963

Increase (decrease) in net assets from contract transactions	1,283,207	100,979	82,808	428,121

Total increase (decrease) in net assets	1,467,770	133,941	93,007	694,084

Net Assets as of December 31, 2012	$3,013,918	$519,888	$191,077	$2,777,710

See accompanying notes.

(1)	See footnote 1

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2011 and 2012, Except as Noted

	Huntington VA Macro 100	Huntington VA Mid Corp America	Huntington VA Mortgage Securities	Huntington VA Real Strategies
	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of January 1, 2011	$109,128	$525,304	$1,122,860	$670,398

Investment income:
Dividends	893	3,094	22,954	1,451
Investment expenses:
Mortality and expense risk and other charges	1,928	8,157	15,818	11,760

Net investment income (loss)	(1,035)	(5,063)	7,136	(10,309)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	—
Realized gain (loss) on investments	733	23,536	27,979	21,382

Net realized capital gains (losses) on investments	733	23,536	27,979	21,382
Net change in unrealized appreciation (depreciation)	(6,931)	(50,643)	7,916	(133,878)

Net gain (loss) on investment	(6,198)	(27,107)	35,895	(112,496)
Increase (decrease) in net assets from operations	(7,233)	(32,170)	43,031	(122,805)

Increase (decrease) in net assets from contract transactions	56,273	147,746	(1,627)	373,943

Total increase (decrease) in net assets	49,040	115,576	41,404	251,138

Net Assets as of December 31, 2011	$158,168	$640,880	$1,164,264	$921,536

Investment income:
Dividends	1,317	2,690	33,169	2,862
Investment expenses:
Mortality and expense risk and other charges	2,657	12,851	17,438	15,771

Net investment income (loss)	(1,340)	(10,161)	15,731	(12,909)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	54,278	—	5,963
Realized gain (loss) on investments	3,929	19,875	12,204	8,005

Net realized capital gains (losses) on investments	3,929	74,153	12,204	13,968
Net change in unrealized appreciation (depreciation)	12,423	25,293	(5,676)	19,936

Net gain (loss) on investment	16,352	99,446	6,528	33,904
Increase (decrease) in net assets from operations	15,012	89,285	22,259	20,995

Increase (decrease) in net assets from contract transactions	53,007	337,538	184,632	276,372

Total increase (decrease) in net assets	68,019	426,823	206,891	297,367

Net Assets as of December 31, 2012	$226,187	$1,067,703	$1,371,155	$1,218,903

See accompanying notes.

(1)	See footnote 1

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2011 and 2012, Except as Noted

	Huntington VA Rotating Markets	Huntington VA Situs	Huntington VA Balanced
	Subaccount	Subaccount	Subaccount
Net Assets as of January 1, 2011	$587,623	$1,818,355	$17,021,932

Investment income:
Dividends	2,389	555	198,846
Investment expenses:
Mortality and expense risk and other charges	9,559	29,920	278,290

Net investment income (loss)	(7,170)	(29,365)	(79,444)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	915
Realized gain (loss) on investments	3,889	159,382	193,092

Net realized capital gains (losses) on investments	3,889	159,382	194,007
Net change in unrealized appreciation (depreciation)	28,722	(231,298)	(160,680)

Net gain (loss) on investment	32,611	(71,916)	33,327
Increase (decrease) in net assets from operations	25,441	(101,281)	(46,117)

Increase (decrease) in net assets from contract transactions	106,986	654,660	5,001,832

Total increase (decrease) in net assets	132,427	553,379	4,955,715

Net Assets as of December 31, 2011	$720,050	$2,371,734	$21,977,647

Investment income:
Dividends	15,970	—	366,516
Investment expenses:
Mortality and expense risk and other charges	13,102	42,191	335,807

Net investment income (loss)	2,868	(42,191)	30,709
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	107,846
Realized gain (loss) on investments	12,411	79,976	202,027

Net realized capital gains (losses) on investments	12,411	79,976	309,873
Net change in unrealized appreciation (depreciation)	18,249	506,484	1,439,376

Net gain (loss) on investment	30,660	586,460	1,749,249
Increase (decrease) in net assets from operations	33,528	544,269	1,779,958

Increase (decrease) in net assets from contract transactions	228,488	762,623	1,005,263

Total increase (decrease) in net assets	262,016	1,306,892	2,785,221

Net Assets as of December 31, 2012	$982,066	$3,678,626	$24,762,868

See accompanying notes.

(1)	See footnote 1

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2012

1. Organization and Summary of Significant Accounting Policies

Organization

Separate Account VA B (the Separate Account) is a segregated investment account of Transamerica Life Insurance Company (TLIC), an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Transamerica Landmark Variable Annuity, MEMBERS® Landmark Variable Annuity, Transamerica Freedom Variable Annuity, and MEMBERS® Freedom Variable Annuity.

The TA AEGON U.S. Government Securities-Portfolio Asset Manager-Service Class (PAM) and the TA Profunds UltraBear-Open Allocation Method-Service Class (OAM) are included in the subaccount listing only to facilitate a contract owner purchase option.

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Transamerica Series Trust	Transamerica Series Trust
TA Asset Allocation - Growth*	Transamerica Asset Allocation - Growth VP
TA Asset Allocation - Conservative*	Transamerica Asset Allocation - Conservative VP
TA Asset Allocation - Moderate*	Transamerica Asset Allocation - Moderate VP
TA Asset Allocation - Moderate Growth*	Transamerica Asset Allocation - Moderate Growth VP
TA WMC Diversified Growth*	Transamerica WMC Diversified Growth VP
TA MFS International Equity*	Transamerica MFS International Equity VP
TA Clarion Global Real Estate Securities*	Transamerica Clarion Global Real Estate Securities VP
TA Systematic Small/Mid Cap Value*	Transamerica Systematic Small/Mid Cap Value VP
TA Multi-Managed Balanced*	Transamerica Multi-Managed Balanced VP
TA Jennison Growth*	Transamerica Jennison Growth VP
TA JPMorgan Enhanced Index*	Transamerica JPMorgan Enhanced Index VP
TA AEGON High Yield Bond*	Transamerica AEGON High Yield Bond VP
TA BlackRock Large Cap Value*	Transamerica BlackRock Large Cap Value VP
TA PIMCO Total Return*	Transamerica PIMCO Total Return VP
TA Morgan Stanley Capital Growth*	Transamerica Morgan Stanley Capital Growth VP
TA AllianceBernstein Dynamic Allocation*	Transamerica AllianceBernstein Dynamic Allocation VP
TA AEGON U.S. Government Securities*	Transamerica AEGON U.S. Government Securities VP
TA T. Rowe Price Small Cap*	Transamerica T. Rowe Price Small Cap VP
TA Morgan Stanley Active International Allocation*	Transamerica Morgan Stanley Active International Allocation VP
TA Multi Managed Large Cap Core*	Transamerica Multi Managed Large Cap Core VP
TA AEGON Money Market*	Transamerica AEGON Money Market VP
TA Morgan Stanley Mid-Cap Growth*	Transamerica Morgan Stanley Mid-Cap Growth VP
Transamerica Series Turst - Service Class	Transamerica Series Turst - Service Class
TA AEGON U.S. Government Securities - PAM - SC	Transamerica AEGON U.S. Government Securities VP
TA International Moderate Growth - SC	Transamerica International Moderate Growth VP
TA Vanguard ETF Index - Balanced - SC	Transamerica Index 50 VP
TA Vanguard ETF Index - Growth - SC	Transamerica Index 75 VP
TA Efficient Markets - SC	Transamerica Efficient Markets VP
TA BlackRock Global Allocation - SC	Transamerica BlackRock Global Allocation VP
TA BlackRock Tactical Allocation - SC	Transamerica BlackRock Tactical Allocation VP
TA ProFunds UltraBear - OAM - SC	Transamerica ProFunds UltraBear VP

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2012

1. Organization and Summary of Significant Accounting Policies (continued)

Subaccount Investment by Mutual Fund: (continued)

Subaccount	Mutual Fund
Transamerica Series Turst - Service Class	Transamerica Series Turst - Service Class
TA Janus Balanced - SC	Transamerica Janus Balanced VP
TA PIMCO Tactical - Growth - SC	Transamerica PIMCO Tactical - Growth VP
TA PIMCO Tactical - Conservative - SC	Transamerica PIMCO Tactical - Conservative VP
TA PIMCO Tactical - Balanced - SC	Transamerica PIMCO Tactical - Balanced VP
TA Hanlon Income - SC	Transamerica Hanlon Income VP
TA Vanguard ETF Index - Conservative - SC	Transamerica Index 35 VP
TA Vanguard ETF Index - Aggressive Growth - SC	Transamerica Index 100 VP
TA JPMorgan Mid Cap Value - SC	Transamerica JPMorgan Mid Cap Value VP
TA PIMCO Real Return TIPS - SC	Transamerica PIMCO Real Return TIPS VP
TA Madison Balanced Allocation - SC	Transamerica Madison Balanced Allocation VP
TA Madison Diversified Income - SC	Transamerica Madison Diversified Income VP
TA Madison Conservative Allocation - SC	Transamerica Madison Conservative Allocation VP
TA AEGON Tactical Vanguard ETF - Growth - SC	Transamerica AEGON Active Asset Allocation - Moderate Growth VP
TA AEGON Tactical Vanguard ETF - Balanced - SC	Transamerica AEGON Active Asset Allocation - Moderate VP
TA AEGON Tactical Vanguard ETF - Conservative - SC	Transamerica AEGON Active Asset Allocation - Conservative VP
TA JPMorgan Core Bond - SC	Transamerica JPMorgan Core Bond VP
TA JPMorgan Tactical Allocation - SC	Transamerica JPMorgan Tactical Allocation VP
TA Legg Mason Dynamic Allocation - Balanced - SC	Transamerica Legg Mason Dynamic Allocation - Balanced VP
TA Legg Mason Dynamic Allocation - Growth - SC	Transamerica Legg Mason Dynamic Allocation - Growth VP
TA Market Participation Strategy - SC	Transamerica Market Participation Strategy VP
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Series II Shares	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Series II Shares
Invesco Van Kampen V.I. Value Opportunities	Invesco Van Kampen V.I. Value Opportunities Fund
Invesco Van Kampen V.I. American Franchise	Invesco Van Kampen V.I. American Franchise Fund
AllianceBernstein Variable Products Series Fund, Inc. - Class B	AllianceBernstein Variable Products Series Fund, Inc. - Class B
AllianceBernstein Growth & Income	AllianceBernstein Growth & Income Portfolio
AllianceBernstein Large Cap Growth	AllianceBernstein Large Cap Growth Portfolio
AllianceBernstein Balanced Wealth Strategy	AllianceBernstein Balanced Wealth Strategy Portfolio
Janus Aspen Series - Service Shares	Janus Aspen Series - Service Shares
Janus Aspen - Enterprise	Janus Aspen - Enterprise Portfolio
Janus Aspen - Perkins Mid Cap Value	Janus Aspen - Perkins Mid Cap Value Portfolio
Janus Aspen - Worldwide	Janus Aspen - Worldwide Portfolio
MFS® Variable Insurance Trust - Service Class	MFS® Variable Insurance Trust - Service Class
MFS® New Discovery	MFS® New Discovery Series
MFS® Total Return	MFS® Total Return Series

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2012

1. Organization and Summary of Significant Accounting Policies (continued)

Subaccount Investment by Mutual Fund: (continued)

Subaccount	Mutual Fund
Fidelity® Variable Insurance Products Fund - Service Class 2	Fidelity® Variable Insurance Products Fund - Service Class 2
Fidelity VIP Contrafund®	Fidelity VIP Contrafund® Portfolio
Fidelity VIP Equity-Income	Fidelity VIP Equity-Income Portfolio
Fidelity VIP Growth	Fidelity VIP Growth Portfolio
Fidelity VIP Growth Opportunities	Fidelity VIP Growth Opportunities Portfolio
Fidelity VIP Mid Cap	Fidelity VIP Mid Cap Portfolio
Fidelity VIP Value Strategies	Fidelity VIP Value Strategies Portfolio
Fidelity VIP Balanced	Fidelity VIP Balanced Portfolio
Franklin Templeton Variable Insurance Products Trust - Class 2	Franklin Templeton Variable Insurance Products Trust - Class 2
Franklin Income Securities	Franklin Income Securities Fund
Mutual Shares Securities	Mutual Shares Securities Fund
Templeton Foreign Securities	Templeton Foreign Securities Fund
Franklin Templeton Variable Insurance Products Trust - Class 4	Franklin Templeton Variable Insurance Products Trust - Class 4
Franklin Templeton VIP Founding Funds Allocation	Franklin Templeton VIP Founding Funds Allocation Fund
American Funds Insurance Series® - Class 2	American Funds Insurance Series® - Class 2
American Funds - Asset Allocation	American Funds - Asset Allocation Fund
American Funds - Bond	American Funds - Bond Fund
American Funds - Growth	American Funds - Growth Fund
American Funds - Growth-Income	American Funds - Growth-Income Fund
American Funds - International	American Funds - International Fund
GE Investments Funds, Inc. - Class 3	GE Investments Funds, Inc. - Class 3
GE Investments Total Return	GE Investments Total Return Fund
BlackRock Variable Series Funds, Inc.	BlackRock Variable Series Funds, Inc.
BlackRock Basic Value V.I.	BlackRock Basic Value V.I. Fund
BlackRock High Yield V.I.	BlackRock High Yield V.I. Fund
BlackRock Global Allocation V.I.	BlackRock Global Allocation V.I. Fund
The Huntington Funds	The Huntington Funds
Huntington VA Dividend Capture	Huntington VA Dividend Capture Fund
Huntington VA Growth	Huntington VA Growth Fund
Huntington VA Income Equity	Huntington VA Income Equity Fund
Huntington VA International Equity	Huntington VA International Equity Fund
Huntington VA Macro 100	Huntington VA Macro 100 Fund
Huntington VA Mid Corp America	Huntington VA Mid Corp America Fund
Huntington VA Mortgage Securities	Huntington VA Mortgage Securities Fund
Huntington VA Real Strategies	Huntington VA Real Strategies Fund
Huntington VA Rotating Markets	Huntington VA Rotating Markets Fund
Huntington VA Situs	Huntington VA Situs Fund
Huntington VA Balanced	Huntington VA Balanced Fund

*	Multiple share classes are combined on the financial statement pages.

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2012

1. Organization and Summary of Significant Accounting Policies (continued)

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
TA Market Participation Strategy - SC	September 17, 2012
TA Legg Mason Dynamic Allocation - Balanced - SC	May 1, 2012
TA Legg Mason Dynamic Allocation - Growth - SC	May 1, 2012
Invesco Van Kampen V.I. American Franchise	April 27, 2012
TA PIMCO Real Return TIPS - SC	May 2, 2011
TA Madison Balanced Allocation - SC	May 2, 2011
TA Madison Diversified Income - SC	May 2, 2011
TA Madison Conservative Allocation - SC	May 2, 2011
TA AEGON Tactical Vanguard ETF - Growth - SC	May 2, 2011
TA AEGON Tactical Vanguard ETF - Balanced - SC	May 2, 2011
TA AEGON Tactical Vanguard ETF - Conservative - SC	May 2, 2011
TA JPMorgan Core Bond - SC	May 2, 2011
TA JPMorgan Tactical Allocation - SC	May 2, 2011
TA Janus Balanced - SC	November 19, 2009
TA PIMCO Tactical - Growth - SC	November 19, 2009
TA PIMCO Tactical - Conservative - SC	November 19, 2009
TA PIMCO Tactical - Balanced - SC	November 19, 2009
TA Hanlon Income - SC	November 19, 2009
TA Vanguard ETF Index - Conservative - SC	November 19, 2009
TA Vanguard ETF Index - Aggressive Growth - SC	November 19, 2009
TA JPMorgan Mid Cap Value - SC	November 19, 2009
American Funds - Asset Allocation	November 19, 2009
American Funds - Bond	November 19, 2009
American Funds - Growth	November 19, 2009
American Funds - Growth-Income	November 19, 2009
American Funds - International	November 19, 2009
GE Investments Total Return	November 19, 2009
TA BlackRock Global Allocation - SC	May 1, 2009
TA BlackRock Tactical Allocation - SC	May 1, 2009
TA ProFunds UltraBear - OAM - SC	May 1, 2009
TA Efficient Markets - SC	November 10, 2008
AllianceBernstein Balanced Wealth Strategy	November 10, 2008
Franklin Templeton VIP Founding Funds Allocation	November 10, 2008
Huntington VA Balanced	November 10, 2008
TA Vanguard ETF Index - Balanced - SC	May 1, 2008
TA Vanguard ETF Index - Growth - SC	May 1, 2008
Fidelity VIP Balanced	May 1, 2008

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2012

1. Organization and Summary of Significant Accounting Policies (continued)

The following subaccount name changes were made effective during the fiscal year ended December 31, 2012:

Subaccount	Formerly
TA PIMCO Tactical - Growth	TA Hanlon Growth
TA PIMCO Tactical - Conservative	TA Hanlon Growth and Income
TA PIMCO Tactical - Balanced	TA Hanlon Balanced
Invesco Van Kampen V.I. Value Opportunities	Invesco V.I. Basic Value

During the current year the following subaccounts were liquidated and subsequently reinvested:

Reinvested Subbacount	Liquidated Subaccount
Invesco Van Kampen V.I. American Franchise	Invesco V.I. Capital Appreciation
Huntington VA Mid Corp America	Huntington VA New Economy

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2012.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Accounting Policy

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

In May 2011, the FASB issued ASU 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, authoritative guidance that clarifies and changes fair value measurement and disclosure requirements. This guidance expands existing disclosure requirements for fair value measurements and includes other amendments but does not require additional fair value measurements. This guidance is effective for annual periods beginning on or after December 15, 2011, which for the Separate Account was January 1, 2012. The adoption did not have a material impact on the financial statements.

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2012

2. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2012 were as follows:

Subaccount	Purchases	Sales
TA Asset Allocation - Growth	$34,716,059	$64,939,284
TA Asset Allocation - Conservative	132,516,700	120,969,545
TA Asset Allocation - Moderate	283,889,631	106,953,567
TA Asset Allocation - Moderate Growth	135,589,509	184,291,520
TA WMC Diversified Growth	8,879,245	46,377,472
TA MFS International Equity	13,087,184	13,295,693
TA Clarion Global Real Estate Securities	17,311,572	12,110,070
TA Systematic Small/Mid Cap Value	48,913,785	28,183,849
TA Multi-Managed Balanced	47,660,350	14,055,563
TA Jennison Growth	21,922,106	25,329,217
TA JPMorgan Enhanced Index	10,319,555	10,911,756
TA AEGON High Yield Bond	59,934,942	29,991,012
TA BlackRock Large Cap Value	26,617,831	56,613,440
TA PIMCO Total Return	190,513,955	69,933,554
TA Morgan Stanley Capital Growth	22,852,633	12,435,400
TA AllianceBernstein Dynamic Allocation	45,351,776	13,427,865
TA AEGON U.S. Government Securities	162,479,309	123,275,071
TA T. Rowe Price Small Cap	25,249,162	19,135,736
TA Morgan Stanley Active International Allocation	9,609,743	16,075,995
TA Multi Managed Large Cap Core	8,995,443	26,384,601
TA AEGON Money Market	131,683,117	147,102,314
TA Morgan Stanley Mid-Cap Growth	14,842,630	18,159,481
TA AEGON U.S. Government Securities - PAM - SC	22,315,358	52,559,055
TA International Moderate Growth - SC	19,050,439	13,349,732
TA Vanguard ETF Index - Balanced - SC	184,858,085	7,877,673
TA Vanguard ETF Index - Growth - SC	99,726,203	16,102,612
TA Efficient Markets - SC	6,089,850	4,082,684
TA BlackRock Global Allocation - SC	69,571,193	38,823,983
TA BlackRock Tactical Allocation - SC	174,626,841	6,595,002
TA ProFunds UltraBear - OAM - SC	53,787,699	53,234,940
TA Janus Balanced - SC	16,818,906	4,844,370
TA PIMCO Tactical - Growth - SC	8,035,217	6,299,622
TA PIMCO Tactical - Conservative - SC	9,228,574	5,890,970
TA PIMCO Tactical - Balanced - SC	16,205,091	12,079,969
TA Hanlon Income - SC	19,761,562	31,448,841
TA Vanguard ETF Index - Conservative - SC	59,197,254	9,180,981
TA Vanguard ETF Index - Aggressive Growth - SC	19,399,555	6,783,538
TA JPMorgan Mid Cap Value - SC	11,133,008	3,986,045

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2012

2. Investments (continued)

Subaccount	Purchases	Sales
TA PIMCO Real Return TIPS - SC	$52,444,902	$3,895,590
TA Madison Balanced Allocation - SC	16,125,752	207,006
TA Madison Diversified Income - SC	30,874,150	139,177
TA Madison Conservative Allocation - SC	23,219,222	324,986
TA AEGON Tactical Vanguard ETF - Growth - SC	49,277,781	15,088,961
TA AEGON Tactical Vanguard ETF - Balanced - SC	102,526,873	681,288
TA AEGON Tactical Vanguard ETF - Conservative - SC	55,267,647	4,100,188
TA JPMorgan Core Bond - SC	21,714,463	3,670,815
TA JPMorgan Tactical Allocation - SC	90,904,712	1,860,317
TA Legg Mason Dynamic Allocation - Balanced - SC	30,633,724	72,722
TA Legg Mason Dynamic Allocation - Growth - SC	9,628,590	70,576
TA Market Participation Strategy - SC	6,462,945	167,279
Invesco Van Kampen V.I. Value Opportunities	296,001	5,061,282
Invesco Van Kampen V.I. American Franchise	6,141,454	881,694
AllianceBernstein Growth & Income	13,539,677	7,828,886
AllianceBernstein Large Cap Growth	299,323	6,240,960
AllianceBernstein Balanced Wealth Strategy	4,900,812	3,410,464
Janus Aspen - Enterprise	430,875	4,968,200
Janus Aspen - Perkins Mid Cap Value	221,892	304,643
Janus Aspen - Worldwide	606,690	9,261,838
MFS® New Discovery	12,238,560	16,407,954
MFS® Total Return	1,879,180	13,430,501
Fidelity VIP Contrafund®	17,602,485	24,267,795
Fidelity VIP Equity-Income	4,414,315	13,283,269
Fidelity VIP Growth	128,385	9,550,317
Fidelity VIP Growth Opportunities	40,655	351,615
Fidelity VIP Mid Cap	21,840,724	28,267,229
Fidelity VIP Value Strategies	8,345,357	9,271,025
Fidelity VIP Balanced	22,509,318	5,269,480
Franklin Income Securities	21,685,925	17,273,923
Mutual Shares Securities	398,029	5,230,346
Templeton Foreign Securities	6,994,927	11,155,136
Franklin Templeton VIP Founding Funds Allocation	8,607,998	10,590,131
American Funds - Asset Allocation	23,144,452	8,063,917
American Funds - Bond	27,550,557	3,077,129
American Funds - Growth	14,109,221	3,840,723
American Funds - Growth-Income	9,501,009	2,993,606
American Funds - International	6,436,602	3,148,643
GE Investments Total Return	4,685,915	2,091,061
BlackRock Basic Value V.I.	1,153,056	5,637,300

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2012

2. Investments (continued)

Subaccount	Purchases	Sales
BlackRock High Yield V.I.	$1,763,414	$1,249,131
BlackRock Global Allocation V.I.	801,131	3,807,919
Huntington VA Dividend Capture	1,627,883	261,755
Huntington VA Growth	161,526	65,254
Huntington VA Income Equity	116,026	27,882
Huntington VA International Equity	842,843	416,043
Huntington VA Macro 100	73,634	21,968
Huntington VA Mid Corp America	505,217	131,728
Huntington VA Mortgage Securities	465,473	265,111
Huntington VA Real Strategies	401,665	132,234
Huntington VA Rotating Markets	346,033	114,676
Huntington VA Situs	1,109,000	388,563
Huntington VA Balanced	2,322,612	1,179,224

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

3. Change in Units

The changes in units outstanding were as follows:

	Year ended December 31,
	2012			2011
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
TA Asset Allocation - Growth	12,264,064	(33,652,608)	(21,388,544)	13,301,106	(39,931,813)	(26,630,707)
TA Asset Allocation - Conservative	44,874,267	(46,812,997)	(1,938,730)	54,969,974	(9,323,538)	45,646,436
TA Asset Allocation - Moderate	168,480,109	(70,054,094)	98,426,015	212,353,615	(75,593,101)	136,760,514
TA Asset Allocation - Moderate Growth	55,215,532	(101,411,850)	(46,196,318)	72,077,948	(141,606,743)	(69,528,795)
TA WMC Diversified Growth	6,551,591	(41,221,963)	(34,670,372)	5,385,714	72,135,184	77,520,898
TA MFS International Equity	3,149,215	(5,070,822)	(1,921,607)	2,361,182	(2,922,512)	(561,330)
TA Clarion Global Real Estate Securities	3,968,020	(1,649,809)	2,318,211	4,380,208	(1,338,303)	3,041,905
TA Systematic Small/Mid Cap Value	3,966,337	(8,128,822)	(4,162,485)	7,806,884	(8,067,930)	(261,046)
TA Multi-Managed Balanced	2,745,971	8,059,666	10,805,637	5,942,401	3,351,412	9,293,813
TA Jennison Growth	3,700,826	(16,643,713)	(12,942,887)	3,722,095	(26,093,579)	(22,371,484)
TA JPMorgan Enhanced Index	1,713,577	(2,069,830)	(356,253)	1,274,709	(22,609,355)	(21,334,646)
TA AEGON High Yield Bond	12,858,923	1,416,742	14,275,665	6,356,725	(4,815,142)	1,541,583
TA BlackRock Large Cap Value	9,921,696	(31,142,889)	(21,221,193)	9,617,419	(36,380,503)	(26,763,084)
TA PIMCO Total Return	81,083,111	(7,938,743)	73,144,368	67,341,449	(33,861,675)	33,479,774
TA Morgan Stanley Capital Growth	1,953,450	(5,318,334)	(3,364,884)	2,076,118	(5,076,107)	(2,999,989)
TA AllianceBernstein Dynamic Allocation	22,839,467	(408,857)	22,430,610	55,068,234	6,369,121	61,437,355
TA AEGON U.S. Government Securities	169,098,236	(142,474,424)	26,623,812	138,126,325	(120,351,211)	17,775,114
TA T. Rowe Price Small Cap	4,607,150	(6,209,905)	(1,602,755)	6,426,725	(5,834,942)	591,783
TA Morgan Stanley Active International Allocation	3,390,599	(8,450,517)	(5,059,918)	2,201,862	(9,519,749)	(7,317,887)
TA Multi Managed Large Cap Core	2,095,985	(7,699,007)	(5,603,022)	2,497,471	(6,575,445)	(4,077,974)
TA AEGON Money Market	106,491,156	(113,819,703)	(7,328,547)	125,939,016	(101,166,618)	24,772,398
TA Morgan Stanley Mid-Cap Growth	4,267,481	(10,898,375)	(6,630,894)	3,525,538	37,221,248	40,746,786
TA AEGON U.S. Government Securities - PAM - SC	—	(24,950,616)	(24,950,616)	4	24,223,586	24,223,590
TA International Moderate Growth - SC	18,667,406	(15,189,244)	3,478,162	21,986,413	(20,168,485)	1,817,928
TA Vanguard ETF Index - Balanced - SC	138,301,378	18,886,124	157,187,502	143,344,728	9,577,435	152,922,163
TA Vanguard ETF Index - Growth - SC	48,895,022	10,433,251	59,328,273	49,567,320	2,109,725	51,677,045
TA Efficient Markets - SC	1,764,525	(1,248,591)	515,934	8,147,483	(709,070)	7,438,413
TA BlackRock Global Allocation - SC	40,098,213	(27,533,794)	12,564,419	156,724,205	17,409,593	174,133,798
TA BlackRock Tactical Allocation - SC	86,217,531	26,056,116	112,273,647	51,968,378	22,455,703	74,424,081
TA ProFunds UltraBear - OAM - SC	—	(7,635,325)	(7,635,325)	4	192,528,488	192,528,492

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

3. Change in Units (continued)

	Year ended December 31,
	2012			2011
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
TA Janus Balanced – SC	13,986,637	(1,067,006)	12,919,631	13,392,315	(2,831,246)	10,561,069
TA PIMCO Tactical - Growth - SC	9,617,384	(7,440,714)	2,176,670	8,193,168	(3,697,754)	4,495,414
TA PIMCO Tactical - Conservative - SC	9,943,767	(6,196,889)	3,746,878	10,786,449	(5,302,639)	5,483,810
TA PIMCO Tactical - Balanced - SC	16,723,256	(12,240,059)	4,483,197	13,680,553	(8,014,171)	5,666,382
TA Hanlon Income - SC	23,515,931	(36,052,742)	(12,536,811)	47,145,811	(56,886,317)	(9,740,506)
TA Vanguard ETF Index - Conservative - SC	39,036,225	4,728,745	43,764,970	34,460,976	(1,175,399)	33,285,577
TA Vanguard ETF Index - Aggressive Growth - SC	7,593,882	2,626,275	10,220,157	6,911,490	936,080	7,847,570
TA JPMorgan Mid Cap Value - SC	2,186,397	2,958,663	5,145,060	2,859,426	4,802,327	7,661,753
TA PIMCO Real Return TIPS - SC	34,157,373	9,618,562	43,775,935	16,962,990	5,259,363	22,222,353
TA Madison Balanced Allocation - SC	13,212,167	2,679,929	15,892,096	10,348,341	450,811	10,799,152
TA Madison Diversified Income - SC	26,729,034	2,972,499	29,701,533	11,278,531	586,994	11,865,525
TA Madison Conservative Allocation - SC	18,657,578	3,957,120	22,614,698	7,155,090	282,273	7,437,363
TA AEGON Tactical Vanguard ETF - Growth - SC	31,907,565	3,585,138	35,492,703	5,476,213	45,403,921	50,880,134
TA AEGON Tactical Vanguard ETF - Balanced - SC	82,812,624	19,508,202	102,320,826	7,143,685	3,033,144	10,176,829
TA AEGON Tactical Vanguard ETF - Conservative - SC	38,281,162	12,852,770	51,133,932	16,454,402	32,152,952	48,607,354
TA JPMorgan Core Bond - SC	11,357,057	5,255,790	16,612,847	6,633,923	6,169,382	12,803,305
TA JPMorgan Tactical Allocation - SC	74,762,695	11,730,409	86,493,104	30,117,495	3,254,530	33,372,025
TA Legg Mason Dynamic Allocation - Balanced - SC	27,020,116	3,493,568	30,513,684	—	—	—
TA Legg Mason Dynamic Allocation - Growth - SC	7,233,593	2,386,793	9,620,386	—	—	—
TA Market Participation Strategy - SC	5,874,594	536,520	6,411,114	—	—	—
Invesco Van Kampen V.I. Value Opportunities	—	(4,946,948)	(4,946,948)	1,450,358	(4,192,712)	(2,742,354)
Invesco Van Kampen V.I. American Franchise	42	5,255,248	5,255,290	—	—	—
AllianceBernstein Growth & Income	4,176,425	570,590	4,747,015	3,572,955	140,976	3,713,931
AllianceBernstein Large Cap Growth	—	(6,006,370)	(6,006,370)	3,123,212	(2,474,301)	648,911
AllianceBernstein Balanced Wealth Strategy	1,361,813	(354,286)	1,007,527	8,875,981	(202,295)	8,673,686
Janus Aspen - Enterprise	—	(3,991,819)	(3,991,819)	1,076,167	(4,470,755)	(3,394,588)
Janus Aspen - Perkins Mid Cap Value	—	(158,807)	(158,807)	67	(171,761)	(171,694)
Janus Aspen - Worldwide	4,085	(11,838,571)	(11,834,486)	4,474,252	(10,783,678)	(6,309,426)
MFS® New Discovery	2,135,813	(7,354,449)	(5,218,636)	5,596,498	(1,796,342)	3,800,156
MFS® Total Return	—	(9,236,353)	(9,236,353)	4,376,115	(3,943,568)	432,547
Fidelity VIP Contrafund®	8,712,415	(13,473,302)	(4,760,887)	9,873,761	(17,344,774)	(7,471,013)
Fidelity VIP Equity-Income	—	(10,312,584)	(10,312,584)	4,179,469	(4,021,335)	158,134

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

3. Change in Units (continued)

	Year ended December 31,
	2012			2011
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
Fidelity VIP Growth	—	(8,964,156)	(8,964,156)	4,622,355	(2,070,690)	2,551,665
Fidelity VIP Growth Opportunities	20,260	(285,341)	(265,081)	29,684	(369,156)	(339,472)
Fidelity VIP Mid Cap	4,253,538	(12,421,338)	(8,167,800)	5,122,149	(14,985,264)	(9,863,115)
Fidelity VIP Value Strategies	2,405,726	(2,641,826)	(236,100)	2,544,916	(5,386,829)	(2,841,913)
Fidelity VIP Balanced	4,723,358	8,477,670	13,201,028	12,515,710	(231,963)	12,283,747
Franklin Income Securities	9,247,864	(9,108,309)	139,555	14,645,961	14,088,956	28,734,917
Mutual Shares Securities	—	(5,784,076)	(5,784,076)	3,692,666	458,826	4,151,492
Templeton Foreign Securities	3,632,667	(9,134,859)	(5,502,192)	6,120,246	5,161	6,125,407
Franklin Templeton VIP Founding Funds Allocation	3,873,895	(5,708,980)	(1,835,085)	14,529,369	(1,659,571)	12,869,798
American Funds - Asset Allocation	6,025,737	6,049,560	12,075,297	28,119,392	3,121,786	31,241,178
American Funds - Bond	15,600,821	5,862,833	21,463,654	13,080,410	1,709,800	14,790,210
American Funds - Growth	7,182,721	1,282,702	8,465,423	9,549,798	(683,476)	8,866,322
American Funds - Growth-Income	5,837,617	(344,887)	5,492,730	5,684,298	(519,553)	5,164,745
American Funds - International	4,555,976	(1,097,170)	3,458,806	7,745,426	(622,023)	7,123,403
GE Investments Total Return	2,121,614	249,996	2,371,610	7,843,723	1,213,220	9,056,943
BlackRock Basic Value V.I.	203,390	(3,103,658)	(2,900,268)	281,105	(2,176,975)	(1,895,870)
BlackRock High Yield V.I.	97,909	(55,355)	42,554	124,990	(1,012,522)	(887,532)
BlackRock Global Allocation V.I.	75,856	(1,975,892)	(1,900,036)	18,768	(2,221,732)	(2,202,964)
Huntington VA Dividend Capture	561,445	637,224	1,198,669	523,207	401,953	925,160
Huntington VA Growth	108,453	7,487	115,940	140,819	(39,477)	101,342
Huntington VA Income Equity	63,068	28,323	91,391	1,624	710	2,334
Huntington VA International Equity	272,813	219,875	492,688	502,452	(22,957)	479,495
Huntington VA Macro 100	74,175	(14,322)	59,853	87,444	(24,043)	63,401
Huntington VA Mid Corp America	106,868	214,381	321,249	144,509	462	144,971
Huntington VA Mortgage Securities	59,847	98,104	157,951	99,223	(100,866)	(1,643)
Huntington VA Real Strategies	214,677	102,032	316,709	435,721	(45,520)	390,201
Huntington VA Rotating Markets	136,974	103,976	240,950	175,811	(60,410)	115,401
Huntington VA Situs	331,778	367,582	699,360	660,358	(39,703)	620,655
Huntington VA Balanced	1,314,630	(583,791)	730,839	3,708,254	70,859	3,779,113

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2012

4. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

Subaccount	Year Ended	Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA Asset Allocation - Growth
	12/31/2012	230,370,705	$1.43	to	$0.87	$328,423,844	1.25%	1.25%	to	2.30%	11.20%	to	9.85%
	12/31/2011	251,759,249	1.28	to	0.79	323,441,498	1.10	1.25	to	2.30	(6.58)	to	(7.81)
	12/31/2010	278,389,956	1.37	to	0.86	384,350,007	1.02	1.25	to	2.30	13.53	to	12.07
	12/31/2009	293,607,644	1.21	to	0.76	356,027,919	2.49	1.25	to	2.30	28.22	to	26.63
	12/31/2008	300,444,289	0.94	to	0.60	283,936,866	2.77	1.25	to	2.30	(40.38)	to	(41.12)
TA Asset Allocation - Conservative
	12/31/2012	512,355,557	1.55	to	1.07	776,060,764	3.02	1.25	to	2.45	6.13	to	4.62
	12/31/2011	514,294,287	1.46	to	1.02	734,628,794	2.73	1.25	to	2.45	1.39	to	(0.09)
	12/31/2010	468,647,851	1.44	to	1.02	663,216,570	3.24	1.25	to	2.45	7.59	to	6.11
	12/31/2009	426,899,828	1.34	to	0.96	561,519,294	4.40	1.25	to	2.45	23.68	to	21.92
	12/31/2008	376,398,827	1.08	to	0.79	400,340,125	3.06	1.25	to	2.45	(22.16)	to	(20.97)
TA Asset Allocation - Moderate
	12/31/2012	1,146,774,400	1.57	to	1.05	1,805,322,594	2.57	1.25	to	2.45	8.08	to	6.49
	12/31/2011	1,048,348,385	1.45	to	0.99	1,526,859,827	2.24	1.25	to	2.45	(0.65)	to	(2.10)
	12/31/2010	911,587,871	1.46	to	1.01	1,328,831,884	2.96	1.25	to	2.45	9.01	to	7.50
	12/31/2009	885,433,023	1.34	to	0.94	1,182,888,651	4.33	1.25	to	2.45	24.84	to	23.18
	12/31/2008	799,972,072	1.07	to	0.76	856,542,397	3.39	1.25	to	2.45	(26.88)	to	(23.89)
TA Asset Allocation - Moderate Growth
	12/31/2012	1,144,436,621	1.52	to	1.00	1,775,436,274	2.33	1.25	to	2.45	9.27	to	7.72
	12/31/2011	1,190,632,939	1.39	to	0.93	1,691,025,864	1.90	1.25	to	2.45	(3.22)	to	(4.61)
	12/31/2010	1,260,161,734	1.44	to	0.98	1,848,961,931	2.09	1.25	to	2.45	11.34	to	9.72
	12/31/2009	1,268,179,930	1.29	to	0.89	1,671,991,913	3.32	1.25	to	2.45	26.58	to	24.81
	12/31/2008	1,119,487,288	1.02	to	0.71	1,168,981,435	2.97	1.25	to	2.45	(33.60)	to	(28.72)
TA WMC Diversified Growth
	12/31/2012	234,117,031	1.19	to	0.86	243,242,120	0.29	1.25	to	2.30	11.76	to	10.31
	12/31/2011	268,787,403	1.06	to	0.78	249,347,032	0.35	1.25	to	2.30	(4.92)	to	(6.09)
	12/31/2010	191,266,505	1.12	to	0.83	183,017,814	0.53	1.25	to	2.30	16.36	to	14.84
	12/31/2009	211,515,242	0.96	to	0.73	173,764,901	0.92	1.25	to	2.30	27.60	to	26.00
	12/31/2008	242,407,649	0.75	to	0.58	154,901,502	0.22	1.25	to	2.30	(46.68)	to	(47.39)
TA MFS International Equity
	12/31/2012	54,908,182	1.28	to	0.95	75,728,888	1.64	1.25	to	2.30	20.64	to	19.12
	12/31/2011	56,829,789	1.06	to	0.80	63,483,767	1.23	1.25	to	2.30	(11.17)	to	(12.23)
	12/31/2010	57,391,119	1.20	to	0.91	72,045,895	1.36	1.25	to	2.30	9.13	to	7.83
	12/31/2009	61,489,383	1.10	to	0.84	70,065,045	2.76	1.25	to	2.30	31.05	to	29.26
	12/31/2008	68,562,354	0.84	to	0.65	59,550,150	5.08	1.25	to	2.30	(36.09)	to	(37.00)

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2012

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA Clarion Global Real Estate Securities
	12/31/2012	34,025,993	$2.34	to	$0.92	$74,569,986	3.45%	1.25%	to	2.30%	23.70%	to	22.15%
	12/31/2011	31,707,782	1.90	to	0.75	57,147,013	6.95	1.25	to	2.30	(6.90)	to	(8.12)
	12/31/2010	28,665,877	2.04	to	0.82	56,085,937	6.20	1.25	to	2.30	14.24	to	12.71
	12/31/2009	28,729,727	1.78	to	0.73	49,666,479	—	1.25	to	2.30	31.77	to	30.01
	12/31/2008	30,247,076	1.35	to	0.56	39,869,448	6.44	1.25	to	2.30	(43.09)	to	(43.80)
TA Systematic Small/Mid Cap Value
	12/31/2012	57,175,151	2.40	to	1.26	152,383,168	0.48	1.25	to	2.30	14.94	to	13.42
	12/31/2011	61,337,636	2.09	to	1.11	148,382,477	0.14	1.25	to	2.30	(3.86)	to	(5.04)
	12/31/2010	61,598,682	2.17	to	1.17	167,789,740	0.73	1.25	to	2.30	28.80	to	27.13
	12/31/2009	57,722,451	1.69	to	0.92	137,826,521	3.20	1.25	to	2.30	41.45	to	39.69
	12/31/2008	63,351,112	1.19	to	0.66	111,735,406	1.76	1.25	to	2.30	(41.60)	to	(34.34)
TA Multi-Managed Balanced
	12/31/2012	66,254,626	1.75	to	1.20	111,515,426	1.56	1.25	to	2.45	11.17	to	9.70
	12/31/2011	55,448,989	1.57	to	1.10	84,320,497	2.31	1.25	to	2.45	2.75	to	1.28
	12/31/2010	46,155,176	1.53	to	1.08	68,704,597	0.47	1.25	to	2.45	22.59	to	20.92
	12/31/2009	31,050,756	1.25	to	0.90	37,876,212	1.78	1.25	to	2.45	24.74	to	22.93
	12/31/2008	21,712,317	1.00	to	0.73	21,423,465	1.84	1.25	to	2.45	(33.24)	to	(27.04)
TA Jennison Growth
	12/31/2012	151,229,399	1.15	to	1.07	173,255,804	0.06	1.25	to	2.30	14.33	to	12.80
	12/31/2011	164,172,286	1.01	to	0.95	163,568,682	0.11	1.25	to	2.30	(1.85)	to	(3.00)
	12/31/2010	186,543,770	1.02	to	0.98	189,194,997	0.05	1.25	to	2.30	10.88	to	9.46
	12/31/2009	28,037,314	0.92	to	0.89	25,367,528	0.15	1.25	to	2.30	39.26	to	37.53
	12/31/2008	24,292,309	0.66	to	0.65	15,596,912	0.10	1.25	to	2.30	(37.79)	to	(38.53)
TA JPMorgan Enhanced Index
	12/31/2012	46,503,218	1.16	to	0.97	69,096,747	1.11	1.25	to	2.30	14.91	to	13.47
	12/31/2011	46,859,471	1.01	to	0.85	60,436,931	1.11	1.25	to	2.30	(0.50)	to	(1.78)
	12/31/2010	68,194,117	1.01	to	0.87	85,659,071	1.32	1.25	to	2.30	13.76	to	12.27
	12/31/2009	76,651,694	0.89	to	0.77	85,362,534	2.18	1.25	to	2.30	27.99	to	26.41
	12/31/2008	75,561,827	0.70	to	0.61	65,362,497	5.60	1.25	to	2.30	(38.13)	to	(38.93)
TA AEGON High Yield Bond
	12/31/2012	81,456,776	1.98	to	1.35	149,611,054	5.92	1.25	to	2.30	15.91	to	14.45
	12/31/2011	67,181,111	1.71	to	1.18	107,569,359	7.11	1.25	to	2.30	3.48	to	2.19
	12/31/2010	65,639,528	1.65	to	1.15	102,542,200	14.31	1.25	to	2.30	11.05	to	9.65
	12/31/2009	68,757,941	1.48	to	1.05	97,606,766	8.81	1.25	to	2.30	45.42	to	43.56
	12/31/2008	53,656,252	1.02	to	0.73	52,752,860	9.45	1.25	to	2.30	(26.13)	to	(27.15)
TA BlackRock Large Cap Value
	12/31/2012	249,338,938	1.47	to	0.86	378,374,684	1.78	1.25	to	2.30	10.34	to	8.95
	12/31/2011	270,560,131	1.33	to	0.78	373,157,218	1.72	1.25	to	2.30	1.47	to	0.16
	12/31/2010	297,323,215	1.31	to	0.78	404,764,627	0.85	1.25	to	2.30	9.08	to	7.68
	12/31/2009	157,907,814	1.20	to	0.73	197,986,732	1.04	1.25	to	2.30	12.58	to	11.16
	12/31/2008	51,860,445	1.07	to	0.65	57,622,753	0.90	1.25	to	2.30	(34.71)	to	(35.55)

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2012

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA PIMCO Total Return
	12/31/2012	465,954,720	$1.64	to	$1.17	$703,188,215	4.10%	1.25%	to	2.45%	6.22%	to	4.74%
	12/31/2011	392,810,352	1.54	to	1.11	564,436,969	2.36	1.25	to	2.45	4.96	to	3.42
	12/31/2010	359,330,578	1.47	to	1.08	498,064,052	4.18	1.25	to	2.45	5.87	to	4.38
	12/31/2009	296,380,822	1.39	to	1.03	394,940,745	6.56	1.25	to	2.45	14.60	to	12.98
	12/31/2008	196,989,757	1.21	to	0.91	232,447,318	5.94	1.25	to	2.45	(4.00)	to	(8.63)
TA Morgan Stanley Capital Growth
	12/31/2012	61,075,356	1.29	to	0.99	82,633,421	—	1.25	to	2.30	14.11	to	12.60
	12/31/2011	64,440,240	1.13	to	0.88	76,021,665	—	1.25	to	2.30	(6.97)	to	(8.10)
	12/31/2010	67,440,229	1.21	to	0.96	85,216,855	0.86	1.25	to	2.30	25.87	to	24.23
	12/31/2009	75,024,853	0.97	to	0.77	75,433,842	2.54	1.25	to	2.30	26.33	to	24.70
	12/31/2008	88,988,192	0.76	to	0.62	70,947,292	2.05	1.25	to	2.30	(37.15)	to	(37.97)
TA AllianceBernstein Dynamic Allocation
	12/31/2012	116,170,141	1.53	to	1.07	170,641,314	0.77	1.25	to	2.45	4.82	to	3.25
	12/31/2011	93,739,531	1.46	to	1.04	131,393,806	0.89	1.25	to	2.45	0.56	to	(0.76)
	12/31/2010	32,302,176	1.45	to	1.05	45,361,877	5.13	1.25	to	2.45	7.94	to	4.56
	12/31/2009	25,453,128	1.34	to	0.86	33,340,808	3.75	1.25	to	2.30	29.68	to	28.22
	12/31/2008	26,236,091	1.04	to	0.67	26,654,279	5.70	1.25	to	2.30	(37.66)	to	(38.42)
TA AEGON U.S. Government Securities
	12/31/2012	185,964,575	1.48	to	1.14	267,671,938	1.55	1.25	to	2.45	3.84	to	2.34
	12/31/2011	159,340,763	1.43	to	1.11	226,421,174	2.52	1.25	to	2.45	6.28	to	4.73
	12/31/2010	141,565,649	1.34	to	1.06	195,750,893	3.12	1.25	to	2.45	3.11	to	1.73
	12/31/2009	121,765,853	1.30	to	1.04	169,958,982	2.25	1.25	to	2.45	3.18	to	1.71
	12/31/2008	109,754,173	1.26	to	1.03	157,185,721	2.05	1.25	to	2.45	6.33	to	2.56
TA T. Rowe Price Small Cap
	12/31/2012	68,596,192	1.65	to	1.25	107,242,955	—	1.25	to	2.30	14.26	to	12.80
	12/31/2011	70,198,947	1.44	to	1.11	94,188,070	—	1.25	to	2.30	0.44	to	(0.76)
	12/31/2010	69,607,164	1.44	to	1.11	92,110,138	—	1.25	to	2.30	32.77	to	31.05
	12/31/2009	70,166,783	1.08	to	0.85	68,613,378	—	1.25	to	2.30	36.99	to	35.22
	12/31/2008	78,416,187	0.79	to	0.63	55,249,620	1.60	1.25	to	2.30	(37.04)	to	(37.84)
TA Morgan Stanley Active International Allocation
	12/31/2012	52,974,253	1.26	to	0.79	83,537,672	2.18	1.25	to	2.30	15.30	to	13.81
	12/31/2011	58,034,171	1.09	to	0.69	79,276,503	1.34	1.25	to	2.30	(15.35)	to	(16.49)
	12/31/2010	65,352,058	1.29	to	0.83	105,560,749	1.98	1.25	to	2.30	7.14	to	5.77
	12/31/2009	74,224,167	1.20	to	0.78	112,404,738	0.15	1.25	to	2.30	24.33	to	22.85
	12/31/2008	82,531,196	0.97	to	0.64	101,691,108	5.13	1.25	to	2.30	(39.59)	to	(40.42)

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2012

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA Multi Managed Large Cap Core
	12/31/2012		69,916,409	$1.46	to	$1.04	$157,622,078	0.81%	1.25%	to	2.30%	15.68%	to	14.19%
	12/31/2011		75,519,431	1.26	to	0.91	151,342,254	0.71	1.25	to	2.30	(3.47)	to	(4.72)
	12/31/2010		79,597,405	1.30	to	0.96	167,422,672	0.66	1.25	to	2.30	17.70	to	16.20
	12/31/2009		89,603,587	1.11	to	0.82	162,435,410	0.93	1.25	to	2.30	43.62	to	41.82
	12/31/2008		48,296,593	0.77	to	0.58	65,477,186	3.79	1.25	to	2.30	(42.80)	to	(43.51)
TA AEGON Money Market
	12/31/2012		221,233,759	1.05	to	0.90	244,869,417	0.01	1.25	to	2.45	(1.24)	to	(2.40)
	12/31/2011		228,562,306	1.07	to	0.93	260,288,470	0.01	1.25	to	2.45	(1.22)	to	(2.38)
	12/31/2010		203,789,908	1.08	to	0.95	240,583,329	0.01	1.25	to	2.45	(1.23)	to	(2.39)
	12/31/2009		219,483,757	1.09	to	0.97	263,342,710	0.12	1.25	to	2.45	(1.10)	to	(2.38)
	12/31/2008		317,875,150	1.11	to	1.00	390,109,230	2.24	1.25	to	2.45	1.13	to	(0.38)
TA Morgan Stanley Mid-Cap Growth
	12/31/2012		75,087,329	1.24	to	1.12	92,478,590	—	1.25	to	2.30	7.73	to	6.32
	12/31/2011		81,718,223	1.15	to	1.06	92,719,840	0.27	1.25	to	2.30	(7.86)	to	(9.01)
	12/31/2010		40,971,437	1.25	to	1.16	49,878,592	0.11	1.25	to	2.30	32.25	to	30.58
	12/31/2009		37,342,558	0.94	to	0.89	33,153,233	—	1.25	to	2.30	58.58	to	56.52
	12/31/2008		36,398,819	0.59	to	0.57	20,184,740	2.04	1.25	to	2.30	(46.96)	to	(47.65)
TA AEGON U.S. Government Securities - PAM - SC
	12/31/2012		46,030,399	1.36	to	1.20	60,843,793	1.55	1.25	to	2.00	3.56	to	2.80
	12/31/2011		70,981,015	1.31	to	1.17	90,639,167	3.02	1.25	to	2.00	5.97	to	5.19
	12/31/2010		46,757,425	1.24	to	1.11	56,311,869	3.13	1.25	to	2.00	2.94	to	2.18
	12/31/2009		73,520,866	1.20	to	1.09	86,072,017	2.08	1.25	to	2.00	2.91	to	2.15
	12/31/2008		123,965,271	1.17	to	1.07	141,241,498	1.65	1.25	to	2.00	6.09	to	5.30
TA International Moderate Growth - SC
	12/31/2012		182,799,108	0.98	to	0.92	177,069,545	2.76	1.25	to	2.45	11.09	to	9.78
	12/31/2011		179,320,946	0.88	to	0.84	156,542,573	1.89	1.25	to	2.45	(8.67)	to	(9.74)
	12/31/2010		177,503,018	0.97	to	0.93	169,854,337	2.54	1.25	to	2.45	8.88	to	7.61
	12/31/2009		158,637,626	0.89	to	0.86	139,691,778	2.66	1.25	to	2.45	27.73	to	26.23
	12/31/2008		113,793,326	0.70	to	0.68	78,605,551	2.45	1.25	to	2.45	(37.11)	to	(31.85)
TA Vanguard ETF Index - Balanced - SC
	12/31/2012		392,931,653	1.17	to	1.05	432,574,012	1.28	1.25	to	2.45	7.05	to	5.79
	12/31/2011		235,744,151	1.09	to	0.99	242,494,524	1.22	1.25	to	2.45	0.22	to	(0.95)
	12/31/2010		82,821,988	1.09	to	1.00	85,012,842	1.15	1.25	to	2.45	9.33	to	8.04
	12/31/2009		52,441,573	1.00	to	0.92	49,277,110	0.34	1.25	to	2.45	15.09	to	13.74
	12/31/2008	(1)	6,707,702	0.82	to	0.81	5,488,483	—	1.25	to	2.45	(18.08)	to	(18.73)

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2012

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA Vanguard ETF Index - Growth - SC
	12/31/2012		297,019,065	$1.20	to	$1.00	$311,990,288	1.64%	1.25%	to	2.45%	10.17%	to	8.87%
	12/31/2011		237,690,792	1.09	to	0.92	226,822,512	1.50	1.25	to	2.45	(2.35)	to	(3.49)
	12/31/2010		186,013,747	1.12	to	0.95	181,958,510	1.24	1.25	to	2.45	11.61	to	10.30
	12/31/2009		108,495,352	1.00	to	0.86	95,152,421	0.45	1.25	to	2.45	21.66	to	20.24
	12/31/2008	(1)	20,462,446	0.72	to	0.72	14,772,045	—	1.25	to	2.45	(27.70)	to	(28.27)
TA Efficient Markets - SC
	12/31/2012		24,399,642	1.43	to	1.37	34,788,748	1.35	1.30	to	2.45	10.76	to	9.51
	12/31/2011		23,883,708	1.29	to	1.25	30,784,685	0.82	1.30	to	2.45	(3.44)	to	(4.53)
	12/31/2010		16,445,295	1.34	to	1.31	21,946,805	0.65	1.30	to	2.45	10.94	to	9.69
	12/31/2009		7,310,048	1.21	to	1.19	8,798,793	0.04	1.30	to	2.45	16.35	to	15.04
	12/31/2008	(1)	52,057	1.04	to	1.04	53,981	—	1.30	to	2.45	3.71	to	3.55
TA BlackRock Global Allocation - SC
	12/31/2012		425,350,001	1.34	to	1.29	568,852,131	2.34	1.35	to	2.40	8.51	to	7.39
	12/31/2011		412,785,582	1.24	to	1.21	509,427,226	0.70	1.35	to	2.40	(5.11)	to	(6.08)
	12/31/2010		238,651,784	1.31	to	1.28	310,739,807	0.49	1.35	to	2.40	8.31	to	7.20
	12/31/2009	(1)	57,237,568	1.21	to	1.20	68,899,195	—	1.35	to	2.40	20.52	to	19.69
TA BlackRock Tactical Allocation - SC
	12/31/2012		265,347,410	1.23	to	1.19	384,811,458	1.46	1.25	to	2.30	8.65	to	7.53
	12/31/2011		153,073,763	1.13	to	1.11	203,112,668	1.19	1.25	to	2.30	2.47	to	1.42
	12/31/2010		78,649,682	1.10	to	1.09	101,263,833	0.43	1.25	to	2.30	9.87	to	8.74
	12/31/2009	(1)	14,707,310	1.00	to	1.00	17,683,172	—	1.25	to	2.30	1.02	to	0.90
TA ProFunds UltraBear - OAM - SC
	12/31/2012		202,770,929	0.22	to	0.22	45,300,493	—	1.30	to	2.00	(30.34)	to	(30.82)
	12/31/2011		210,406,254	0.32	to	0.32	67,533,202	—	1.30	to	2.00	(20.98)	to	(21.52)
	12/31/2010		17,877,762	0.41	to	0.40	7,265,669	—	1.30	to	2.00	(27.70)	to	(28.20)
	12/31/2009	(1)	639,202	0.56	to	0.56	359,679	—	1.30	to	2.00	(43.69)	to	(43.95)
TA Janus Balanced - SC
	12/31/2012		40,507,497	0.98	to	0.95	39,643,729	—	1.30	to	2.30	11.05	to	9.96
	12/31/2011		27,587,866	0.88	to	0.87	24,331,453	0.16	1.30	to	2.30	(11.95)	to	(12.81)
	12/31/2010		17,026,797	1.00	to	0.99	17,072,345	0.16	1.30	to	2.30	1.78	to	0.78
	12/31/2009	(1)	1,452,049	0.99	to	0.98	1,431,731	—	1.30	to	2.30	(0.05)	to	(0.16)
TA PIMCO Tactical - Growth - SC
	12/31/2012		21,197,325	0.87	to	0.84	18,377,329	0.52	1.30	to	2.30	(0.61)	to	(1.58)
	12/31/2011		19,020,655	0.87	to	0.86	16,587,264	1.46	1.30	to	2.30	(12.75)	to	(13.60)
	12/31/2010		14,525,241	1.00	to	0.99	14,531,476	1.15	1.30	to	2.30	(1.98)	to	(2.94)
	12/31/2009	(1)	592,237	1.02	to	1.02	604,947	—	1.30	to	2.30	2.53	to	2.41

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2012

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA PIMCO Tactical - Conservative - SC
	12/31/2012		25,130,699	$0.90	to	$0.88	$22,706,173	1.17%	1.30%	to	2.30%	0.22%	to	(0.77)%
	12/31/2011		21,383,821	0.90	to	0.88	19,268,611	1.38	1.30	to	2.30	(8.65)	to	(9.54)
	12/31/2010		15,900,011	0.99	to	0.98	15,698,812	0.75	1.30	to	2.30	(3.37)	to	(4.32)
	12/31/2009	(1)	389,413	1.02	to	1.02	398,229	—	1.30	to	2.30	2.55	to	2.43
TA PIMCO Tactical - Balanced - SC
	12/31/2012		41,675,901	0.92	to	0.90	38,453,223	1.57	1.30	to	2.30	(0.32)	to	(1.30)
	12/31/2011		37,192,704	0.93	to	0.91	34,435,629	1.23	1.30	to	2.30	(4.64)	to	(5.58)
	12/31/2010		31,526,322	0.97	to	0.96	30,638,198	0.42	1.30	to	2.30	(4.70)	to	(5.63)
	12/31/2009	(1)	1,141,493	1.02	to	1.02	1,165,255	—	1.30	to	2.30	2.28	to	2.16
TA Hanlon Income - SC
	12/31/2012		113,465,473	1.03	to	1.00	116,557,274	2.15	1.30	to	2.30	2.13	to	1.13
	12/31/2011		126,002,284	1.01	to	0.99	126,786,336	1.46	1.30	to	2.30	1.61	to	0.62
	12/31/2010		135,742,790	0.99	to	0.98	134,524,479	0.23	1.30	to	2.30	(1.17)	to	(2.13)
	12/31/2009	(1)	9,549,230	1.00	to	1.00	9,585,273	—	1.30	to	2.30	0.40	to	0.28
TA Vanguard ETF Index - Conservative - SC
	12/31/2012		98,767,867	1.16	to	1.12	113,935,450	1.13	1.25	to	2.45	5.29	to	4.05
	12/31/2011		55,002,897	1.10	to	1.07	60,327,184	0.73	1.25	to	2.45	1.90	to	0.71
	12/31/2010		21,717,320	1.08	to	1.07	23,399,680	0.03	1.25	to	2.45	8.07	to	6.81
	12/31/2009	(1)	206,947	1.00	to	1.00	206,617	—	1.25	to	2.45	(0.14)	to	(0.28)
TA Vanguard ETF Index - Aggressive Growth - SC
	12/31/2012		24,481,663	1.26	to	1.22	30,824,852	1.05	1.25	to	2.30	15.12	to	13.93
	12/31/2011		14,261,506	1.10	to	1.07	15,628,666	0.76	1.25	to	2.30	(5.10)	to	(6.08)
	12/31/2010		6,413,936	1.16	to	1.14	7,414,922	0.07	1.25	to	2.30	12.99	to	11.84
	12/31/2009	(1)	290,786	1.02	to	1.02	297,837	—	1.25	to	2.30	2.45	to	2.33
TA JPMorgan Mid Cap Value - SC
	12/31/2012		18,589,064	1.49	to	1.44	27,547,060	0.64	1.25	to	2.30	18.74	to	17.52
	12/31/2011		13,444,004	1.26	to	1.23	16,796,473	1.24	1.25	to	2.30	0.48	to	(0.55)
	12/31/2010		5,782,251	1.25	to	1.24	7,207,008	2.76	1.25	to	2.30	21.31	to	20.06
	12/31/2009	(1)	78,140	1.03	to	1.03	80,470	—	1.25	to	2.30	4.55	to	4.42
TA PIMCO Real Return TIPS - SC
	12/31/2012		65,998,288	1.12	to	1.10	73,864,504	0.26	1.30	to	2.30	4.93	to	3.90
	12/31/2011	(1)	22,222,353	1.07	to	1.06	23,716,796	—	1.30	to	2.30	6.78	to	6.09
TA Madison Balanced Allocation - SC
	12/31/2012		26,691,248	1.03	to	1.02	27,510,270	0.58	1.30	to	1.90	6.91	to	6.27
	12/31/2011	(1)	10,799,152	0.96	to	0.96	10,415,714	—	1.30	to	1.50	(3.53)	to	(3.66)
TA Madison Diversified Income - SC
	12/31/2012		41,567,058	1.06	to	1.05	43,909,777	0.09	1.30	to	1.90	4.30	to	3.68
	12/31/2011	(1)	11,865,525	1.01	to	1.01	12,020,315	—	1.30	to	1.50	1.33	to	1.20

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2012

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA Madison Conservative Allocation - SC
	12/31/2012		30,052,061	$1.04	to	$1.03	$31,152,787	0.46%	1.30%	to	1.90%	4.96%	to	4.34%
	12/31/2011	(1)	7,437,363	0.99	to	0.99	7,350,111	—	1.30	to	1.50	(1.15)	to	(1.28)
TA AEGON Tactical Vanguard ETF - Growth - SC
	12/31/2012		86,372,837	1.01	to	0.99	87,063,225	0.68	1.30	to	2.30	9.52	to	8.45
	12/31/2011	(1)	50,880,134	0.92	to	0.92	46,837,988	—	1.30	to	2.30	(1.57)	to	(8.49)
TA AEGON Tactical Vanguard ETF - Balanced - SC
	12/31/2012		112,497,655	1.03	to	1.01	115,538,931	0.17	1.30	to	2.30	6.90	to	5.85
	12/31/2011	(1)	10,176,829	0.96	to	0.96	9,782,689	—	1.30	to	2.30	(3.83)	to	(4.45)
TA AEGON Tactical Vanguard ETF - Conservative - SC
	12/31/2012		99,741,286	1.03	to	1.05	103,054,870	0.41	1.30	to	2.45	5.40	to	4.21
	12/31/2011	(1)	48,607,354	0.98	to	1.00	47,686,257	—	1.30	to	2.45	0.22	to	0.47
TA JPMorgan Core Bond - SC
	12/31/2012		29,416,152	1.08	to	1.06	31,761,254	2.73	1.30	to	2.30	3.40	to	2.39
	12/31/2011	(1)	12,803,305	1.05	to	1.04	13,374,908	2.95	1.30	to	2.30	4.53	to	3.85
TA JPMorgan Tactical Allocation - SC
	12/31/2012		119,865,129	1.06	to	1.04	126,580,016	0.61	1.30	to	2.30	6.08	to	5.04
	12/31/2011	(1)	33,372,025	1.00	to	0.99	33,236,169	1.18	1.30	to	2.30	(0.36)	to	(1.00)
TA Legg Mason Dynamic Allocation - Balanced - SC
	12/31/2012	(1)	30,513,684	1.01	to	1.01	30,816,437	—	1.30	to	2.05	—	to	—
TA Legg Mason Dynamic Allocation - Growth - SC
	12/31/2012	(1)	9,620,386	1.01	to	1.00	9,667,683	—	1.30	to	2.05	—	to	—
TA Market Participation Strategy - SC
	12/31/2012	(1)	6,411,114	0.99	to	0.99	6,347,625	—	1.30	to	2.05	—	to	—
Invesco Van Kampen V.I. Value Opportunities
	12/31/2012		18,456,538	1.03	to	0.76	18,583,118	1.18	1.25	to	2.30	16.20	to	15.00
	12/31/2011		23,403,486	0.89	to	0.67	20,339,875	0.60	1.25	to	2.30	(4.59)	to	(5.56)
	12/31/2010		26,145,840	0.93	to	0.70	23,894,883	0.35	1.25	to	2.30	5.62	to	4.54
	12/31/2009		28,936,665	0.88	to	0.67	25,112,242	1.27	1.25	to	2.30	45.92	to	44.42
	12/31/2008		29,192,375	0.60	to	0.47	17,407,911	0.45	1.25	to	2.30	(52.50)	to	(52.99)
Invesco Van Kampen V.I. American Franchise
	12/31/2012	(1)	5,255,290	0.96	to	0.96	5,064,811	—	1.25	to	2.30	—	to	—

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2012

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
AllianceBernstein Growth & Income
	12/31/2012		50,717,970	$1.19	to	$0.91	$60,199,911	1.33%	1.25%	to	2.30%	15.79%	to	14.59%
	12/31/2011		45,970,955	1.02	to	0.79	47,040,831	1.06	1.25	to	2.30	4.76	to	3.69
	12/31/2010		42,257,024	0.98	to	0.76	41,152,047	—	1.25	to	2.30	11.41	to	10.26
	12/31/2009		45,688,754	0.88	to	0.69	39,961,523	3.55	1.25	to	2.30	18.86	to	17.64
	12/31/2008		53,322,418	0.74	to	0.59	39,258,756	1.78	1.25	to	2.30	(41.43)	to	(42.03)
AllianceBernstein Large Cap Growth
	12/31/2012		21,823,660	1.04	to	0.97	20,730,938	0.03	1.25	to	2.30	15.25	to	14.06
	12/31/2011		27,830,030	0.90	to	0.85	23,111,960	0.09	1.25	to	2.30	(4.94)	to	(5.91)
	12/31/2010		27,181,119	0.95	to	0.91	23,360,452	0.27	1.25	to	2.30	8.48	to	7.36
	12/31/2009		27,519,775	0.87	to	0.84	21,517,625	—	1.25	to	2.30	35.41	to	34.02
	12/31/2008		28,070,368	0.65	to	0.63	16,214,023	—	1.25	to	2.30	(40.57)	to	(41.18)
AllianceBernstein Balanced Wealth Strategy
	12/31/2012		23,281,994	1.44	to	1.37	33,337,704	1.94	1.50	to	2.65	11.69	to	10.43
	12/31/2011		22,274,467	1.29	to	1.24	28,587,379	2.07	1.50	to	2.65	(4.49)	to	(5.55)
	12/31/2010		13,600,781	1.35	to	1.32	18,296,754	2.29	1.50	to	2.65	8.67	to	7.45
	12/31/2009		8,104,630	1.24	to	1.23	10,047,749	0.90	1.50	to	2.65	22.61	to	21.24
	12/31/2008	(1)	154,287	1.01	to	1.01	156,332	—	1.50	to	2.65	1.33	to	1.17
Janus Aspen - Enterprise
	12/31/2012		13,459,221	1.42	to	1.13	15,010,728	—	1.25	to	2.30	15.54	to	14.34
	12/31/2011		17,451,040	1.23	to	0.99	16,983,609	—	1.25	to	2.30	(2.86)	to	(3.86)
	12/31/2010		20,845,628	1.26	to	1.03	20,135,138	—	1.25	to	2.30	23.97	to	22.70
	12/31/2009		24,204,454	1.02	to	0.84	18,789,785	—	1.25	to	2.30	42.66	to	41.19
	12/31/2008		27,900,139	0.71	to	0.59	15,433,329	0.06	1.25	to	2.30	(44.55)	to	(45.13)
Janus Aspen - Perkins Mid Cap Value
	12/31/2012		1,784,047	1.62	to	1.54	2,826,786	0.83	1.25	to	1.65	9.42	to	8.98
	12/31/2011		1,942,854	1.48	to	1.42	2,817,931	0.57	1.25	to	1.65	(4.18)	to	(4.55)
	12/31/2010		2,114,548	1.55	to	1.48	3,208,163	0.50	1.25	to	1.65	13.94	to	13.49
	12/31/2009		2,351,020	1.36	to	1.31	3,137,832	0.34	1.25	to	1.65	31.28	to	30.76
	12/31/2008		2,704,031	1.04	to	1.00	2,755,067	0.38	1.25	to	1.65	(28.79)	to	(29.07)
Janus Aspen - Worldwide
	12/31/2012		35,879,908	0.86	to	0.81	29,413,361	0.75	1.25	to	2.30	18.37	to	17.15
	12/31/2011		47,714,394	0.73	to	0.69	32,678,968	0.47	1.25	to	2.30	(15.05)	to	(15.92)
	12/31/2010		54,023,820	0.86	to	0.82	42,819,135	0.49	1.25	to	2.30	14.10	to	12.92
	12/31/2009		51,760,069	0.75	to	0.73	35,455,082	1.32	1.25	to	2.30	35.71	to	34.31
	12/31/2008		45,032,767	0.55	to	0.54	22,746,673	0.96	1.25	to	2.30	(45.49)	to	(46.06)

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2012

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
MFS® New Discovery
	12/31/2012	27,079,206	$1.65	to	$1.26	$43,455,961	—%	1.25%	to	2.30%	19.40%	to	18.17%
	12/31/2011	32,297,842	1.38	to	1.06	43,567,864	—	1.25	to	2.30	(11.60)	to	(12.50)
	12/31/2010	28,497,686	1.56	to	1.22	43,511,961	—	1.25	to	2.30	34.26	to	32.89
	12/31/2009	21,450,984	1.16	to	0.92	24,479,755	—	1.25	to	2.30	60.91	to	59.26
	12/31/2008	15,212,879	0.72	to	0.58	10,829,606	—	1.25	to	2.30	(40.27)	to	(40.89)
MFS® Total Return
	12/31/2012	42,703,103	1.41	to	1.01	58,085,830	2.48	1.25	to	2.30	9.56	to	8.43
	12/31/2011	51,939,456	1.28	to	0.94	64,708,305	2.38	1.25	to	2.30	0.33	to	(0.69)
	12/31/2010	51,506,909	1.28	to	0.94	64,112,949	2.60	1.25	to	2.30	8.28	to	7.17
	12/31/2009	54,883,691	1.18	to	0.88	63,388,306	3.38	1.25	to	2.30	16.27	to	15.08
	12/31/2008	56,745,490	1.02	to	0.76	56,591,135	2.93	1.25	to	2.30	(23.28)	to	(24.07)
Fidelity VIP Contrafund®
	12/31/2012	129,488,515	1.72	to	0.98	198,771,973	1.13	1.25	to	2.30	14.70	to	13.52
	12/31/2011	134,249,402	1.50	to	0.86	179,181,371	0.77	1.25	to	2.30	(3.98)	to	(4.97)
	12/31/2010	141,720,415	1.56	to	0.90	196,820,478	1.05	1.25	to	2.30	15.48	to	14.30
	12/31/2009	145,193,887	1.35	to	0.79	174,641,929	1.18	1.25	to	2.30	33.80	to	32.42
	12/31/2008	156,031,898	1.01	to	0.60	140,544,144	0.75	1.25	to	2.30	(43.40)	to	(43.99)
Fidelity VIP Equity-Income
	12/31/2012	35,156,875	1.26	to	0.88	45,141,965	2.70	1.25	to	2.30	15.60	to	14.41
	12/31/2011	45,469,459	1.09	to	0.77	50,715,402	2.27	1.25	to	2.30	(0.58)	to	(1.60)
	12/31/2010	45,311,325	1.10	to	0.78	51,139,889	1.67	1.25	to	2.30	13.50	to	12.33
	12/31/2009	45,541,010	0.97	to	0.69	45,516,351	2.05	1.25	to	2.30	28.28	to	26.96
	12/31/2008	52,994,411	0.76	to	0.55	41,416,391	2.09	1.25	to	2.30	(43.52)	to	(44.11)
Fidelity VIP Growth
	12/31/2012	29,467,181	1.07	to	0.93	30,039,234	0.32	1.25	to	2.30	12.98	to	11.82
	12/31/2011	38,431,337	0.94	to	0.83	34,786,669	0.13	1.25	to	2.30	(1.26)	to	(2.28)
	12/31/2010	35,879,672	0.96	to	0.85	32,888,102	0.03	1.25	to	2.30	22.33	to	21.08
	12/31/2009	32,483,226	0.78	to	0.70	24,205,981	0.20	1.25	to	2.30	26.38	to	25.09
	12/31/2008	38,408,158	0.62	to	0.56	22,538,053	0.55	1.25	to	2.30	(47.96)	to	(48.50)
Fidelity VIP Growth Opportunities
	12/31/2012	1,522,040	1.18	to	0.88	1,703,532	0.15	1.25	to	1.65	17.84	to	17.38
	12/31/2011	1,787,121	1.00	to	0.75	1,694,748	—	1.25	to	1.65	0.71	to	0.32
	12/31/2010	2,126,593	1.00	to	0.75	1,991,506	—	1.25	to	1.65	21.95	to	21.47
	12/31/2009	2,509,398	0.82	to	0.62	1,911,152	0.23	1.25	to	1.65	43.67	to	43.10
	12/31/2008	2,952,425	0.57	to	0.43	1,565,128	0.12	1.25	to	1.65	(55.69)	to	(55.87)

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2012

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Fidelity VIP Mid Cap
	12/31/2012		82,844,979	$2.36	to	$1.02	$184,742,026	0.38%	1.25%	to	2.30%	13.14%	to	11.97%
	12/31/2011		91,012,779	2.09	to	0.91	181,355,510	0.02	1.25	to	2.30	(11.95)	to	(12.85)
	12/31/2010		100,875,894	2.37	to	1.05	230,158,537	0.12	1.25	to	2.30	26.99	to	25.68
	12/31/2009		106,128,511	1.87	to	0.83	192,489,020	0.45	1.25	to	2.30	38.03	to	36.61
	12/31/2008		123,204,417	1.35	to	0.61	163,375,898	0.24	1.25	to	2.30	(40.36)	to	(40.97)
Fidelity VIP Value Strategies
	12/31/2012		39,762,549	1.66	to	0.98	63,915,663	0.38	1.25	to	2.30	25.49	to	24.19
	12/31/2011		39,998,649	1.32	to	0.79	51,498,720	0.72	1.25	to	2.30	(10.16)	to	(11.08)
	12/31/2010		42,840,562	1.47	to	0.89	61,568,664	0.30	1.25	to	2.30	24.78	to	23.50
	12/31/2009		45,271,627	1.18	to	0.72	52,231,295	0.36	1.25	to	2.30	55.21	to	53.62
	12/31/2008		49,976,391	0.76	to	0.47	37,313,777	0.49	1.25	to	2.30	(51.89)	to	(52.39)
Fidelity VIP Balanced
	12/31/2012		54,793,473	1.14	to	1.08	62,110,394	1.76	1.25	to	2.45	13.40	to	12.06
	12/31/2011		41,592,445	1.01	to	0.96	41,611,988	1.64	1.25	to	2.45	(5.01)	to	(6.12)
	12/31/2010		29,308,698	1.06	to	1.03	30,897,515	1.81	1.25	to	2.45	16.30	to	14.94
	12/31/2009		19,434,180	0.91	to	0.89	17,650,080	2.45	1.25	to	2.45	36.62	to	35.01
	12/31/2008	(1)	5,787,687	0.67	to	0.66	3,855,651	4.07	1.25	to	2.45	(33.33)	to	(33.85)
Franklin Income Securities
	12/31/2012		79,886,612	1.13	to	1.07	89,422,443	6.57	1.25	to	2.30	11.26	to	10.11
	12/31/2011		79,747,057	1.02	to	0.97	80,343,831	5.84	1.25	to	2.30	1.12	to	0.09
	12/31/2010		51,012,140	1.01	to	0.97	50,911,633	6.43	1.25	to	2.30	11.28	to	10.14
	12/31/2009		32,281,661	0.90	to	0.88	28,997,286	7.29	1.25	to	2.30	33.92	to	32.55
	12/31/2008		15,807,606	0.67	to	0.66	10,626,894	5.50	1.25	to	2.30	(30.53)	to	(31.24)
Mutual Shares Securities
	12/31/2012		19,845,970	0.90	to	0.85	17,747,627	1.97	1.25	to	2.30	12.83	to	11.66
	12/31/2011		25,630,046	0.80	to	0.76	20,354,056	2.44	1.25	to	2.30	(2.26)	to	(3.26)
	12/31/2010		21,478,554	0.82	to	0.79	17,488,056	1.65	1.25	to	2.30	9.82	to	8.70
	12/31/2009		13,129,790	0.75	to	0.73	9,746,295	2.01	1.25	to	2.30	24.49	to	23.22
	12/31/2008		9,560,602	0.60	to	0.59	5,714,459	3.08	1.25	to	2.30	(37.89)	to	(38.53)
Templeton Foreign Securities
	12/31/2012		45,335,538	0.94	to	0.89	42,159,918	3.01	1.25	to	2.30	16.77	to	15.56
	12/31/2011		50,837,730	0.81	to	0.77	40,565,078	1.69	1.25	to	2.30	(11.74)	to	(12.64)
	12/31/2010		44,712,323	0.91	to	0.88	40,497,956	1.82	1.25	to	2.30	7.07	to	5.97
	12/31/2009		36,456,694	0.85	to	0.83	30,890,820	2.65	1.25	to	2.30	35.35	to	33.96
	12/31/2008		20,514,605	0.63	to	0.62	12,872,321	2.57	1.25	to	2.30	(41.12)	to	(41.72)

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2012

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Franklin Templeton VIP Founding Funds Allocation
	12/31/2012		49,552,615	$1.52	to	$1.45	$74,880,837	2.72%	1.45%	to	2.60%	13.52%	to	12.24%
	12/31/2011		51,387,700	1.34	to	1.29	68,485,332	0.02	1.45	to	2.60	(3.07)	to	(4.16)
	12/31/2010		38,517,902	1.38	to	1.35	53,008,336	2.83	1.45	to	2.60	8.66	to	7.45
	12/31/2009		20,157,488	1.27	to	1.25	25,548,689	5.15	1.45	to	2.60	28.21	to	26.77
	12/31/2008	(1)	497,588	0.99	to	0.99	492,793	3.36	1.45	to	2.60	(0.94)	to	(1.10)
American Funds - Asset Allocation
	12/31/2012		78,510,292	1.27	to	1.23	99,662,366	2.06	1.60	to	2.75	14.35	to	13.07
	12/31/2011		66,434,995	1.11	to	1.09	73,809,996	2.23	1.60	to	2.75	(0.30)	to	(1.41)
	12/31/2010		35,193,817	1.12	to	1.10	39,248,180	3.78	1.60	to	2.75	10.73	to	9.50
	12/31/2009	(1)	737,632	1.01	to	1.01	743,695	0.15	1.60	to	2.75	1.88	to	1.75
American Funds - Bond
	12/31/2012		46,830,454	1.13	to	1.09	52,691,523	3.11	1.60	to	2.75	3.71	to	2.54
	12/31/2011		25,366,800	1.09	to	1.06	27,530,272	4.00	1.60	to	2.75	4.44	to	3.27
	12/31/2010		10,576,590	1.04	to	1.03	10,999,546	5.03	1.60	to	2.75	4.77	to	3.60
	12/31/2009	(1)	504,436	0.99	to	0.99	501,383	1.15	1.60	to	2.75	(0.68)	to	(0.81)
American Funds - Growth
	12/31/2012		26,481,581	1.28	to	1.24	33,844,878	0.89	1.60	to	2.60	16.02	to	14.89
	12/31/2011		18,016,158	1.10	to	1.08	19,853,494	0.69	1.60	to	2.60	(5.78)	to	(6.70)
	12/31/2010		9,149,836	1.17	to	1.16	10,710,517	1.19	1.60	to	2.60	16.81	to	15.68
	12/31/2009	(1)	220,128	1.00	to	1.00	220,838	0.36	1.60	to	2.60	1.70	to	1.59
American Funds - Growth-Income
	12/31/2012		17,004,716	1.24	to	1.20	20,963,500	1.85	1.60	to	2.60	15.62	to	14.49
	12/31/2011		11,511,986	1.07	to	1.05	12,283,296	1.80	1.60	to	2.60	(3.37)	to	(4.31)
	12/31/2010		6,347,241	1.11	to	1.09	7,014,042	2.72	1.60	to	2.60	9.67	to	8.61
	12/31/2009	(1)	79,507	1.01	to	1.01	80,190	2.23	1.60	to	2.60	2.21	to	2.10
American Funds - International
	12/31/2012		18,306,344	1.02	to	0.99	18,576,438	1.62	1.60	to	2.60	16.04	to	14.90
	12/31/2011		14,847,538	0.88	to	0.86	12,993,949	2.06	1.60	to	2.60	(15.32)	to	(16.14)
	12/31/2010		7,724,135	1.04	to	1.02	7,988,711	3.37	1.60	to	2.60	5.55	to	4.52
	12/31/2009	(1)	79,326	0.98	to	0.98	77,792	1.26	1.60	to	2.60	(0.22)	to	(0.33)
GE Investments Total Return
	12/31/2012		18,663,866	1.14	to	1.10	21,257,160	1.46	1.50	to	2.65	10.58	to	9.34
	12/31/2011		16,292,256	1.03	to	1.01	16,793,821	2.04	1.50	to	2.65	(4.53)	to	(5.60)
	12/31/2010		7,235,313	1.08	to	1.07	7,816,477	2.64	1.50	to	2.65	7.75	to	6.54
	12/31/2009	(1)	157,681	1.00	to	1.00	158,292	1.77	1.50	to	2.65	1.54	to	1.41

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2012

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
BlackRock Basic Value V.I.
	12/31/2012	14,266,398	$1.38	to	$1.56	$25,008,297	1.71%	1.25%	to	2.30%	12.63%	to	11.47%
	12/31/2011	17,166,666	1.22	to	1.40	26,488,505	1.72	1.25	to	2.30	(3.65)	to	(4.64)
	12/31/2010	19,062,536	1.27	to	1.46	30,418,099	1.60	1.25	to	2.30	11.41	to	10.27
	12/31/2009	21,465,550	1.14	to	1.33	30,704,585	2.07	1.25	to	2.30	29.52	to	28.19
	12/31/2008	24,774,917	0.88	to	1.04	27,222,322	2.15	1.25	to	2.30	(37.55)	to	(38.20)
BlackRock High Yield V.I.
	12/31/2012	4,567,351	2.10	to	1.78	9,321,248	6.57	1.25	to	2.30	14.23	to	13.05
	12/31/2011	4,524,797	1.83	to	1.57	8,116,402	6.96	1.25	to	2.30	2.06	to	1.01
	12/31/2010	5,412,329	1.80	to	1.56	9,521,080	7.69	1.25	to	2.30	13.94	to	12.77
	12/31/2009	5,838,853	1.58	to	1.38	9,048,158	9.33	1.25	to	2.30	54.69	to	53.10
	12/31/2008	6,376,867	1.02	to	0.90	6,401,759	9.40	1.25	to	2.30	(30.05)	to	(30.77)
BlackRock Global Allocation V.I.
	12/31/2012	12,057,417	2.30	to	2.36	20,528,709	1.45	1.25	to	2.30	8.91	to	7.79
	12/31/2011	13,957,453	2.12	to	2.19	21,811,783	2.03	1.25	to	2.30	(4.68)	to	(5.66)
	12/31/2010	16,160,417	2.22	to	2.32	26,976,246	1.16	1.25	to	2.30	8.70	to	7.58
	12/31/2009	17,739,388	2.04	to	2.16	27,612,347	1.90	1.25	to	2.30	19.71	to	18.48
	12/31/2008	18,420,989	1.71	to	1.82	24,025,516	2.48	1.25	to	2.30	(20.42)	to	(21.24)
Huntington VA Dividend Capture
	12/31/2012	2,751,810	1.10	to	1.04	3,013,918	4.83	1.30	to	2.30	10.03	to	8.95
	12/31/2011	1,553,141	1.00	to	0.96	1,546,148	4.85	1.30	to	2.30	5.70	to	4.67
	12/31/2010	627,981	0.94	to	0.91	590,931	5.56	1.30	to	2.30	13.65	to	12.54
	12/31/2009	169,080	0.83	to	0.81	140,072	—	1.30	to	2.30	23.50	to	22.29
	12/31/2008	47,418	0.67	to	0.66	31,769	12.63	1.30	to	2.30	(29.01)	to	(29.71)
Huntington VA Growth
	12/31/2012	605,066	0.86	to	0.82	519,888	0.38	1.30	to	2.30	9.03	to	7.95
	12/31/2011	489,126	0.79	to	0.76	385,947	0.16	1.30	to	2.30	(4.29)	to	(5.23)
	12/31/2010	387,784	0.83	to	0.80	319,095	0.19	1.30	to	2.30	8.45	to	7.40
	12/31/2009	143,438	0.76	to	0.74	108,693	—	1.30	to	2.30	14.47	to	13.35
	12/31/2008	87,352	0.67	to	0.66	57,838	1.51	1.30	to	2.30	(38.71)	to	(39.31)
Huntington VA Income Equity
	12/31/2012	208,268	0.92	to	0.87	191,077	4.90	1.30	to	2.30	9.30	to	8.23
	12/31/2011	116,877	0.84	to	0.81	98,070	2.87	1.30	to	2.30	5.69	to	4.66
	12/31/2010	114,543	0.80	to	0.77	90,986	3.10	1.30	to	2.30	10.36	to	9.28
	12/31/2009	87,478	0.72	to	0.70	63,043	—	1.30	to	2.30	20.05	to	18.88
	12/31/2008	19,602	0.60	to	0.59	11,767	6.99	1.30	to	2.30	(38.64)	to	(39.24)

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2012

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Huntington VA International Equity
	12/31/2012	3,156,605	$0.88	to	$0.84	$2,777,710	1.31%	1.30%	to	2.30%	12.56%	to	11.46%
	12/31/2011	2,663,917	0.78	to	0.75	2,083,626	1.13	1.30	to	2.30	(12.69)	to	(13.54)
	12/31/2010	2,184,422	0.90	to	0.87	1,956,123	1.47	1.30	to	2.30	7.78	to	6.73
	12/31/2009	761,629	0.83	to	0.81	633,019	0.05	1.30	to	2.30	31.76	to	30.47
	12/31/2008	270,243	0.63	to	0.62	170,367	4.28	1.30	to	2.30	(41.32)	to	(41.90)
Huntington VA Macro 100
	12/31/2012	253,118	0.90	to	0.85	226,187	0.68	1.30	to	2.30	9.19	to	8.11
	12/31/2011	193,265	0.82	to	0.79	158,168	0.63	1.30	to	2.30	(2.59)	to	(3.54)
	12/31/2010	129,864	0.84	to	0.82	109,128	1.16	1.30	to	2.30	12.65	to	11.55
	12/31/2009	3,368	0.75	to	0.73	2,521	—	1.30	to	2.30	20.30	to	19.13
	12/31/2008	—	0.62	to	0.61	—	—	1.30	to	2.30	(34.76)	to	(35.40)
Huntington VA Mid Corp America
	12/31/2012	998,007	1.07	to	1.02	1,067,703	0.29	1.30	to	2.30	13.11	to	12.00
	12/31/2011	676,758	0.95	to	0.91	640,880	0.51	1.30	to	2.30	(4.02)	to	(4.95)
	12/31/2010	531,787	0.99	to	0.96	525,304	0.79	1.30	to	2.30	21.23	to	20.04
	12/31/2009	200,640	0.82	to	0.80	163,727	—	1.30	to	2.30	32.51	to	31.21
	12/31/2008	32,319	0.62	to	0.61	19,905	1.41	1.30	to	2.30	(39.62)	to	(40.22)
Huntington VA Mortgage Securities
	12/31/2012	1,181,245	1.16	to	1.11	1,371,155	2.58	1.30	to	2.30	2.02	to	1.02
	12/31/2011	1,023,294	1.14	to	1.09	1,164,264	1.97	1.30	to	2.30	3.95	to	2.94
	12/31/2010	1,024,937	1.10	to	1.06	1,122,860	2.47	1.30	to	2.30	3.54	to	2.53
	12/31/2009	525,943	1.06	to	1.04	556,724	—	1.30	to	2.30	4.11	to	3.09
	12/31/2008	315,384	1.02	to	1.01	320,353	9.37	1.30	to	2.30	0.83	to	(0.15)
Huntington VA Real Strategies
	12/31/2012	1,429,078	0.86	to	0.81	1,218,903	0.25	1.30	to	2.30	2.99	to	1.98
	12/31/2011	1,112,369	0.83	to	0.80	921,536	0.17	1.30	to	2.30	(10.79)	to	(11.66)
	12/31/2010	722,168	0.93	to	0.90	670,398	0.26	1.30	to	2.30	20.58	to	19.41
	12/31/2009	254,198	0.77	to	0.76	195,817	—	1.30	to	2.30	33.01	to	31.71
	12/31/2008	43,826	0.58	to	0.57	25,378	2.15	1.30	to	2.30	(49.66)	to	(50.15)
Huntington VA Rotating Markets
	12/31/2012	1,065,218	0.93	to	0.88	982,066	1.73	1.30	to	2.30	5.56	to	4.52
	12/31/2011	824,268	0.88	to	0.84	720,050	0.35	1.30	to	2.30	5.47	to	4.44
	12/31/2010	708,867	0.83	to	0.81	587,623	1.55	1.30	to	2.30	5.96	to	4.93
	12/31/2009	93,483	0.79	to	0.77	73,042	—	1.30	to	2.30	31.66	to	30.38
	12/31/2008	14,465	0.60	to	0.59	8,632	2.59	1.30	to	2.30	(42.81)	to	(43.37)

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2012

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Huntington VA Situs
	12/31/2012		3,178,656	$1.16	to	$1.10	$3,678,626	—%	1.30%	to	2.30%	21.04%	to	19.86%
	12/31/2011		2,479,296	0.96	to	0.92	2,371,734	0.03	1.30	to	2.30	(2.18)	to	(3.13)
	12/31/2010		1,858,641	0.98	to	0.95	1,818,355	0.47	1.30	to	2.30	27.95	to	26.70
	12/31/2009		731,132	0.77	to	0.75	559,420	—	1.30	to	2.30	31.24	to	29.96
	12/31/2008		292,737	0.58	to	0.58	170,683	0.36	1.30	to	2.30	(41.99)	to	(42.56)
Huntington VA Balanced
	12/31/2012		17,649,696	1.41	to	1.34	24,762,868	1.53	1.30	to	2.45	8.09	to	6.88
	12/31/2011		16,918,857	1.30	to	1.26	21,977,647	0.99	1.30	to	2.45	0.38	to	(0.75)
	12/31/2010		13,139,744	1.30	to	1.27	17,021,932	0.13	1.30	to	2.45	9.02	to	7.80
	12/31/2009		3,034,212	1.19	to	1.18	3,608,610	0.23	1.30	to	2.45	16.28	to	14.98
	12/31/2008	(1)	27,365	1.02	to	1.02	28,018	0.21	1.30	to	2.45	2.42	to	2.25

(1)	See footnote 1
*	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.
**	These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.
***	These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Effective 2012, total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Effective 2011, expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

Expense Ratio	Inception Date
2.35%	May 1, 2008
2.45%	January 21, 2008
1.95%	January 21, 2008

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2012

4. Financial Highlights (continued)

There are subaccounts that have total return ranges outside of the range indicated above. Following is the list of the subaccounts and their corresponding lowest total return and highest total return.

Subaccount	2011 Total Return Range
TA MFS International Equity	(19.80)% to (11.17)%
TA Clarion Global Real Estate Securities	(14.19)% to (6.90)%
TA AEGON High Yield Bond	(2.06)% to 3.48%
TA BlackRock Large Cap Value	(10.23)% to 1.47%
TA PIMCO Total Return	2.93% to 4.96%
TA AllianceBernstein Dynamic Allocation	(3.52)% to 0.56%
TA AEGON U.S. Government Securities	4.69% to 6.28%
TA T. Rowe Price Small Cap	(13.04)% to 0.44%
TA Morgan Stanley Active International Allocation	(22.29)% to (15.35)%
TA AEGON Money Market	(2.38)% to (0.86)%
TA Morgan Stanley Mid-Cap Growth	(19.69)% to (7.86)%
TA AEGON U.S. Government Securities - PM - SC	4.69% to 5.97%
TA Vanguard ETF Index - Balanced - SC	(4.50)% to 0.22%
TA Vanguard ETF Index - Growth - SC	(8.59)% to (2.35)%
TA BlackRock Global Allocation - SC	(10.82)% to (5.11)%
TA BlackRock Tactical Allocation - SC	(4.39)% to 2.47%
TA ProFunds UltraBear - OAM - SC	(21.52)% to (4.86)%
TA Janus Balanced - SC	(19.59)% to (11.95)%
TA Vanguard ETF Index - Conservative - SC	(1.80)% to 1.90%
TA Vanguard ETF Index - Aggressive Growth - SC	(12.56)% to (5.10)%
TA AEGON Tactical Vanguard ETF - Conservative - SC	(2.48)% to 0.48%
AllianceBernstein Balanced Wealth Strategy	(9.40)% to (4.49)%
Fidelity VIP Balanced	(11.09)% to (5.01)%
Franklin Income Securities	(5.82)% to 1.12%
American Funds - Asset Allocation	(6.77)% to (0.30)%
American Funds - Bond	2.99% to 4.44%
American Funds - Growth	(13.52)% to (5.78)%
American Funds - Growth-Income	(9.62)% to (3.37)%
GE Investments Total Return	(9.44)% to (4.53)%

Subaccount	2010 Total Return Range
TA Multi-Managed Balanced	12.42% to 22.59%

Subaccount	2009 Total Return Range
TA BlackRock Large Cap Value	11.16% to 23.06%
TA PIMCO Total Return	10.83% to 14.60%
TA Vanguard ETF Index - Balanced - SC	0.39% to 15.09%
TA Vanguard ETF Index - Growth - SC	1.01% to 21.66%
TA Efficient Markets - SC	0.48% to 16.35%
TA BlackRock Tactical Allocation - SC	0.90% to 20.85%

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2012

4. Financial Highlights (continued)

Subaccount	2008 Total Return Range
TA Asset Allocation - Conservative	(23.18)% to (2.03)%
TA Asset Allocation - Moderate	(27.86)% to (1.12)%
TA Asset Allocation - Moderate Growth	(34.44)% to (3.88)%
TA Small/Mid Cap Value	(42.06)% to (18.11)%
TA Multi-Managed Balanced	(34.10)% to (6.98)%
TA International Moderate Growth - SC	(37.75)% to (31.54)%

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2012

5. Administrative and Mortality and Expense Risk Charges

TLIC deducts a daily administrative charge equal to an annual rate of .15% of the daily net assets value of each subaccount for administrative expenses. TLIC also deducts an annual charge during the accumulation phase, not to exceed $35, proportionately from the subaccounts’ unit values. An annual charge ranging from 1.10% to 2.30% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

In addition to M&E, the following subaccounts are assessed a daily charge for fund facilitation fees:

Additional Fund
Subaccount	Facilitation Fee Assessed
TA BlackRock Global Allocation - SC	0.10%
AllianceBernstein Balanced Wealth Strategy	0.20%
Franklin Templeton VIP Founding Funds Allocation	0.15%
American Funds - Asset Allocation	0.30%
American Funds - Bond	0.30%
American Funds - Growth	0.30%
American Funds - Growth-Income	0.30%
American Funds - International	0.30%
GE Investments Total Return	0.20%

6. Income Taxes

Operations of the Separate Account form a part of TLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TLIC, as long as earnings are credited under the variable annuity contracts.

7. Dividend Distributions

Dividends are not declared by the Separate Account, since the increase in the value of the underlying investment in the Mutual Funds is reflected daily in the accumulation unit price used to calculate the equity value within the Separate Account. Consequently, a dividend distribution by the Mutual Funds does not change either the accumulation unit price or equity values within the Separate Account.

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2012

8. Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC 820) defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a)	Quoted prices for similar assets or liabilities in active markets

b)	Quoted prices for identical or similar assets or liabilities in non-active markets

c)	Inputs other than quoted market prices that are observable

d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon daily unadjusted quoted prices, therefore are considered Level 1.

9. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition or disclosure in the financial statements.

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